UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of Registrant as specified in charter)

2002 North Tampa Street, Suite 200

Tampa, FL 33602

(Address of principal executive offices) (Zip code)

Ronald R. Redell

President

DoubleLine Funds Trust

2002 North Tampa Street, Suite 200

Tampa, FL 33602

(Name and address of agent for service)

(813) 791-7333

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a)

1

Semi-Annual Report September 30, 2023

	Class	Class	Class	Class
	I	N	A	R6
	Shares	Shares	Shares	Shares

DoubleLine Total Return Bond Fund	DBLTX	DLTNX	–	DDTRX

DoubleLine Core Fixed Income Fund	DBLFX	DLFNX	–	DDCFX

DoubleLine Emerging Markets Fixed Income Fund	DBLEX	DLENX	–	–

DoubleLine Multi-Asset Growth Fund	DMLIX	DMLNX	DMLAX	–

DoubleLine Low Duration Bond Fund	DBLSX	DLSNX	–	DDLDX

DoubleLine Floating Rate Fund	DBFRX	DLFRX	–	–

DoubleLine Shiller Enhanced CAPE®	DSEEX	DSENX	–	DDCPX

DoubleLine Flexible Income Fund	DFLEX	DLINX	–	DFFLX

DoubleLine Low Duration Emerging Markets Fixed Income Fund	DBLLX	DELNX	–	–

DoubleLine Long Duration Total Return Bond Fund	DBLDX	DLLDX	–	–

DoubleLine Strategic Commodity Fund	DBCMX	DLCMX	–	–

DoubleLine Global Bond Fund	DBLGX	DLGBX	–	–

DoubleLine Infrastructure Income Fund	BILDX	BILTX	–	–

DoubleLine Shiller Enhanced International CAPE®	DSEUX	DLEUX	–	–

DoubleLine Real Estate and Income Fund	DBRIX	DLREX	–	–

DoubleLine Emerging Markets Local Currency Bond Fund	DBELX	DLELX	–	–

DoubleLine Income Fund	DBLIX	DBLNX	–	–

DoubleLine Multi-Asset Trend Fund	DBMOX	DLMOX	–	–

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602  || (813) 791 7333

fundinfo@doubleline.com || www.doubleline.com

Semi-Annual Report	|	September 30, 2023	3

President’s Letter	(Unaudited) September 30, 2023

Dear DoubleLine Funds Shareholder,

On behalf of the DoubleLine Funds, I am pleased to deliver the Semi-Annual Report for the six-month period ended September 30, 2023. On the following pages, you will find specific information regarding each Fund’s operations and holdings.

If you have any questions regarding the DoubleLine Funds, please don’t hesitate to call us at 1 (877) DLINE 11 / 1 (877) 354-6311 or visit our website www.doubleline.com, where our investment management team offers deeper insights and analysis on relevant capital market activity impacting investors today. We value the trust that you have placed with us, and we will continue to strive to offer thoughtful investment solutions to our shareholders.

Sincerely,

Ronald Redell, CFA

President

DoubleLine Funds Trust

November 1, 2023

4	DoubleLine Funds Trust

Schedule of Investments - Summary DoubleLine Total Return Bond Fund	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $	% OF NET ASSETS
ASSET BACKED OBLIGATIONS(a)
	Total Asset Backed Obligations (Cost $1,630,100,444)				1,441,523,126	4.5%

COLLATERALIZED LOAN OBLIGATIONS(a)
	Total Collateralized Loan Obligations (Cost $1,076,136,112)				1,071,478,814	3.3%

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS

	BX Trust,
173,184,000	Series 2019-OC11-E	4.08%	(b)(c)	12/09/2041	138,639,663	0.4%

Other Non-Agency Commercial Mortgage Backed Obligations(a)					2,199,085,142	6.9%

	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,231,071,203)				2,337,724,805	7.3%

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS

	CAFL Issuer LLC,
100,200,000	Series 2021-RTL1-A1	2.24%	(b)(d)	03/28/2029	93,044,698	0.3%

	Citigroup Mortgage Loan Trust,
107,930,582	Series 2019-A-PT1	3.92%	(b)	10/25/2058	86,315,443	0.3%
165,978,189	Series 2019-D-PT1	3.46%	(b)(c)	04/25/2064	129,130,351	0.4%
209,458,575	Series 2020-RP1-A1	1.50%	(b)(c)	08/25/2064	181,067,470	0.6%
274,618,803	Series 2021-RP2-A1	1.75%	(b)(c)	03/25/2065	236,191,037	0.7%

	CSMC Trust,
177,729,514	Series 2019-RPL6-PT1	4.01%	(b)(c)	11/25/2058	146,644,889	0.5%
174,188,581	Series 2020-RPL1-PT1	3.34%	(b)(c)	10/25/2069	137,145,045	0.4%

	Federal Home Loan Mortgage Corporation STACR REMIC Trust,
75,600,000	Series 2022-DNA3-M1B (Secured Overnight Financing Rate 30 Day Average + 2.90%)	8.21%	(b)	04/25/2042	77,386,428	0.2%

	GS Mortgage-Backed Securities Trust,
107,298,406	Series 2020-RPL2-A1	1.75%	(b)(c)	05/25/2060	92,087,580	0.3%

	Legacy Mortgage Asset Trust,
120,589,419	Series 2019-RPL3-PT1	0.00%	(b)	06/25/2058	100,744,163	0.3%

	PR Mortgage Loan Trust,
115,398,215	Series 2014-1-APT	5.85%	(b)(c)	10/25/2049	103,132,608	0.3%

	PRPM LLC,
177,299,477	Series 2021-10-A1	2.49%	(b)(d)	10/25/2026	165,269,974	0.5%
91,008,122	Series 2021-11-A1	2.49%	(b)(d)	11/25/2026	86,391,243	0.3%

	Securitized Mortgage Asset Loan Trust,
186,945,239	Series 2015-1-PC	3.99%	(b)(c)	02/25/2054	152,495,868	0.5%

167,456,156	Citigroup Mortgage Loan Trust	3.25% – 6.01%	(b)(c)	03/25/2065	129,750,324	0.4%

Other Non-Agency Residential Collateralized Mortgage Obligations(a)					6,463,906,201	20.2%

	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $10,694,301,779)				8,380,703,322	26.2%

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS

	Federal Home Loan Mortgage Corporation Pass-Thru,
95,295,246	Pool G08648	3.00%		06/01/2045	80,810,849	0.3%
140,631,293	Pool G08675	3.00%		11/01/2045	119,166,598	0.4%

325,353,899	Federal Home Loan Mortgage Corporation Pass-Thru,	4.50%		08/01/2052	299,122,871	0.9%
	Pool RA7642
	Pool RA7784

84,647,016	Federal Home Loan Mortgage Corporation Pass-Thru,	4.50%		07/01/2052	77,827,937	0.2%
	Pool RA7672

117,289,935	Federal Home Loan Mortgage Corporation Pass-Thru,	2.00%		09/01/2051	88,243,631	0.3%
	Pool SD0715
	Pool SE9043
	Pool QU7965
	Pool QU7970

203,101,355	Federal Home Loan Mortgage Corporation Pass-Thru,	2.50%		02/01/2051	165,315,227	0.5%
	Pool SD7534

139,503,652	Federal Home Loan Mortgage Corporation Pass-Thru,	3.00%		04/01/2045	118,770,347	0.4%
	Pool Z40117
	Pool G08635

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	5

Schedule of Investments - Summary DoubleLine Total Return Bond Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $	% OF NET ASSETS

91,027,867	Federal Home Loan Mortgage Corporation,	5.00%		09/01/2052	86,030,143	0.3%
	Pool RA7939

186,894,236	Federal Home Loan Mortgage Corporation REMICS,	3.00%	(g)	09/15/2044	154,436,509	0.5%
	Series 4390-NZ
	Series 4384-ZY

89,565,024	Federal Home Loan Mortgage Corporation REMICS,	3.00%		06/15/2044	82,060,099	0.3%
	Series 4483-CA
	Series 4533-AB

91,520,695	Federal Home Loan Mortgage Corporation REMICS,	2.00%		02/25/2037	78,693,054	0.2%
	Series 5105-NH
	Series 5126-AH

3,297,288,290	Federal Home Loan Mortgage Corporation REMICS	0.00% – 6.00%	(c)(e)(f)(g)(h)	12/15/2030 – 03/25/2052	2,040,948,263	6.4%
1,397,414,853	Federal Home Loan Mortgage Corporation Pass-Thru	1.50% – 5.10%		04/01/2028 – 06/01/2053	1,208,287,194	3.8%
947,289,153	Federal Home Loan Mortgage Corporation Pass-Thru	2.50% – 5.00%		03/01/2028 – 06/01/2048	822,751,295	2.6%

112,814,968	Federal National Mortgage Association Pass-Thru,	3.00%		03/01/2045	95,537,276	0.3%
	Pool AS4625
	Pool AS4645
	Pool AY3974
	Pool AY5471

95,214,502	Federal National Mortgage Association Pass-Thru,	5.00%		08/01/2052	89,994,340	0.3%
	Pool CB4291

120,149,050	Federal National Mortgage Association Pass-Thru,	2.50%		11/01/2050	96,485,504	0.3%
	Pool FM4792
	Pool FM4752
	Pool FM4913

171,923,019	Federal National Mortgage Association Pass-Thru,	2.50%		09/01/2051	138,226,968	0.4%
	Pool FM8769
	Pool FM8435
	Pool FM8780

176,602,377	Federal National Mortgage Association Pass-Thru,	3.50%		11/01/2051	152,740,095	0.5%
	Pool FM9958
	Pool FS0009

181,375,937	Federal National Mortgage Association Pass-Thru,	2.50%		04/01/2051	144,605,219	0.4%
	Pool MA4306
	Pool FS2320

165,043,553	Federal National Mortgage Association Pass-Thru,	4.50%		08/01/2052	151,914,293	0.5%
	Pool MA4701
	Pool CB4391
	Pool FS2588
	Pool BV8021

93,393,227	Federal National Mortgage Association Pass-Thru,	4.50%		09/01/2052	85,854,238	0.3%
	Pool MA4733
	Pool CB4613

192,149,460	Federal National Mortgage Association REMICS,	3.00%	(g)	10/25/2044	161,002,607	0.5%
	Series 2014-60-EZ
	Series 2014-61-ZV
	Series 2014-64-NZ
	Series 2016-32-LA
	Series 2014-67-DZ

	Federal National Mortgage Association REMICS,
152,730,452	Series 2022-3-AB	2.00%		11/25/2047	127,694,907	0.4%

	Federal National Mortgage Association,
217,500,000	Pool AN6680	3.37%		11/01/2047	154,089,774	0.5%
171,023,888	Pool BM6831	1.93%	(c)	10/01/2033	128,851,951	0.4%
177,318,741	Pool BM6857	1.83%	(c)	12/01/2031	138,395,763	0.4%
159,468,000	Pool BS6912	4.33%		12/01/2032	147,350,092	0.5%
91,699,457	Pool CB3488	3.00%		05/01/2052	76,261,696	0.2%

4,907,222,907	Federal National Mortgage Association	1.20% – 6.50%		04/01/2026 – 09/01/2053	4,039,288,322	12.6%

4,569,823,785	Federal National Mortgage Association	0.48% – 4.66%	(c)(e)	08/25/2024 – 12/25/2033	311,965,119	1.0%

2,837,030,052	Federal National Mortgage Association REMICS	0.00% – 6.00%	(c)(e)(f)(g)(h)	01/25/2026 – 09/25/2060	1,782,473,154	5.6%

6	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $	% OF NET ASSETS

212,910,182	Government National Mortgage Association Pass-Thru,	2.50%		03/20/2051	173,655,943	0.5%
	Pool 785412
	Pool 785595
	Pool 785374
	Pool MA7255
	Pool CB2017
	Pool CB4182
	Pool CB5487

99,651,560	Government National Mortgage Association Pass-Thru,	2.50%		08/20/2051	81,283,228	0.2%
	Pool 785609
	Pool 785639
	Pool 785638

512,924,386	Government National Mortgage Association,	3.00%	(e)	08/20/2051	78,436,029	0.2%
	Series 2021-142-XI
	Series 2022-207-IO
	Series 2021-136-EI
	Series 2021-135-GI
	Series 2021-140-IJ
	Series 2021-138-KI
	Series 2021-138-IL
	Series 2021-142-IO

124,425,997	Government National Mortgage Association, Series 2021-193-FW (Secured Overnight Financing Rate 30 Day Average + 0.45%, 0.45% Floor, 3.00% Cap)	3.00%		11/20/2051	104,104,195	0.3%

15,332,799,902	Government National Mortgage Association	0.00% – 6.00%	(c)(e)(f)(g)(h)	08/20/2033 – 08/16/2065	1,684,104,929	5.3%
335,552,714	Government National Mortgage Association Pass-Thru	2.00% – 3.50%		01/20/2045 – 02/20/2052	271,309,125	0.8%

Other US Government and Agency Mortgage Backed Obligations(a)					269,082,538	0.8%

	Total US Government and Agency Mortgage Backed Obligations (Cost $18,785,628,034)				16,107,171,322	50.3%

US GOVERNMENT AND AGENCY OBLIGATIONS

1,280,000,000	United States Treasury Notes	3.63%		05/15/2053	1,060,099,994	3.3%
1,130,000,000	United States Treasury Notes	4.13%		08/15/2053	1,026,004,687	3.2%

Other US Government and Agency Obligations(a)					44,013,297	0.2%

	Total US Government and Agency Obligations (Cost $2,328,222,869)				2,130,117,978	6.7%

SHORT TERM INVESTMENTS

83,938,272	First American Government Obligations Fund - Class U	5.28%	(i)		83,938,272	0.3%
83,938,271	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.27%	(i)		83,938,271	0.3%
83,938,271	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27%	(i)		83,938,271	0.2%

	Total Short Term Investments (Cost $251,814,814)				251,814,814	0.8%

	Total Investments (Cost $37,997,275,255)				31,720,534,181	99.1%
	Other Assets in Excess of Liabilities				272,154,372	0.9%

	NET ASSETS				$31,992,688,553	100.0%

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	50.3%
Non-Agency Residential Collateralized Mortgage Obligations	26.2%
Non-Agency Commercial Mortgage Backed Obligations	7.3%
US Government and Agency Obligations	6.7%
Asset Backed Obligations	4.5%
Collateralized Loan Obligations	3.3%
Short Term Investments	0.8%
Other Assets and Liabilities	0.9%

100.0%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	7

Schedule of Investments - Summary DoubleLine Total Return Bond Fund (Cont.)

(a)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate, respectively as of period end.

(b)	Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)

Includes securities where coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(e)	Includes interest only securities

(f)

Includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)

Includes securities that accrue interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(h)	Includes principal only securities

(i)	Seven-day yield as of period end

Futures Contracts
Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/Value
10-Year US Treasury Ultra Note Future	Long	11,800	12/19/2023	$1,316,437,500	$(37,758,357)
US Treasury Ultra Long Bond Future	Long	13,000	12/19/2023	1,542,937,500	(113,556,700)

					$(151,315,057)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

8	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments - Summary DoubleLine Core Fixed Income Fund	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $	% OF NET ASSETS
ASSET BACKED OBLIGATIONS

	Primrose Funding LLC,
19,350,000	Series 2019-1A-A2	4.48%	(b)	07/30/2049	18,012,830	0.3%

Other Asset Backed Obligations(a)					233,341,070	3.5%

	Total Asset Backed Obligations (Cost $279,960,527)				251,353,900	3.8%

BANK LOANS(a)
	Total Bank Loans (Cost $251,528,826)				244,956,027	3.7%

COLLATERALIZED LOAN OBLIGATIONS(a)
	Total Collateralized Loan Obligations (Cost $276,692,035)				264,785,319	4.0%

FOREIGN CORPORATE BONDS(a)
	Total Foreign Corporate Bonds (Cost $473,049,744)				393,330,054	5.9%

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS(a)
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $94,946,475)				73,651,791	1.1%

MUNICIPAL BONDS(a)
	Total Municipal Bonds (Cost $6,199,443)				5,222,379	0.1%

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS(a)
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $511,218,385)				352,116,530	5.3%

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS

	Citigroup Mortgage Loan Trust,
25,565,771	Series 2019-A-PT1	3.92%	(b)	10/25/2058	20,445,742	0.3%
45,578,320	Series 2021-RP2-A1	1.75%	(b)(c)	03/25/2065	39,200,486	0.6%

	CSMC Trust,
30,086,335	Series 2020-RPL1-PT1	3.34%	(b)(c)	10/25/2069	23,688,073	0.4%

	Impac Secured Assets Trust,
23,751,508	Series 2006-5-1A1C (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor, 11.50% Cap)	5.97%		02/25/2037	21,046,432	0.3%

	Legacy Mortgage Asset Trust,
22,912,868	Series 2019-RPL3-PT1	0.00%	(b)	06/25/2058	19,142,124	0.3%

	Redwood Funding Trust,
20,425,847	Series 2019-1-PT	4.97%	(b)(e)	09/27/2024	20,058,888	0.3%

	Securitized Mortgage Asset Loan Trust,
23,445,121	Series 2015-1-PC	3.99%	(b)(c)	02/25/2054	19,124,767	0.3%

Other Non-Agency Residential Collateralized Mortgage Obligations(a)					613,996,253	9.2%

	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $964,332,761)				776,702,765	11.7%

US CORPORATE BONDS(a)
	Total US Corporate Bonds (Cost $1,196,824,104)				1,043,451,278	15.8%

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS

	Federal Home Loan Mortgage Corporation Pass-Thru,
25,098,145	Pool RA7672	4.50%		07/01/2052	23,076,263	0.3%
28,639,627	Pool SD1966	4.00%		11/01/2052	25,534,795	0.4%
60,923,996	Pool SD7538	2.00%		04/01/2051	47,638,963	0.7%

	Federal Home Loan Mortgage Corporation REMICS,
34,934,000	Series 5138-HM	2.00%		04/25/2051	24,969,076	0.4%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	9

Schedule of Investments - Summary DoubleLine Core Fixed Income Fund (Cont.)

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $	% OF NET ASSETS

	Federal Home Loan Mortgage Corporation,
40,190,829	Pool RA9843	5.50%		09/01/2053	38,985,415	0.6%
26,269,956	Pool SD2912	5.00%		05/01/2053	24,879,552	0.4%
29,826,297	Pool SD3721	5.00%		07/01/2053	28,284,959	0.4%
20,155,208	Pool SD3892	5.50%		09/01/2053	19,545,436	0.3%
26,360,856	Pool SD7564	5.00%		06/01/2053	25,113,835	0.4%
92,899,489	Federal Home Loan Mortgage Corporation REMICS	0.00% – 5.50%	(c)(d)(f)(g)(h)	12/15/2030 – 01/15/2054	70,002,386	1.1%
46,152,005	Federal Home Loan Mortgage Corporation Pass-Thru	2.00% – 4.50%		04/01/2047 – 08/01/2052	39,474,353	0.6%

	Federal National Mortgage Association Pass-Thru,
26,952,899	Pool CB3127	3.50%		03/01/2052	23,408,676	0.3%
49,514,692	Pool CB4794	4.50%		10/01/2052	45,523,216	0.7%
29,175,695	Pool FM8214	4.00%		05/01/2049	26,452,446	0.4%
23,096,318	Pool FM8972	4.00%		06/01/2049	20,974,320	0.3%
40,209,032	Pool FS1472	3.50%		11/01/2050	35,101,044	0.5%

	Federal National Mortgage Association REMICS,
31,147,483	Series 2018-35-PO	0.00%	(g)	05/25/2048	21,410,188	0.3%
33,080,140	Series 2020-49-ZD	2.00%	(h)	07/25/2050	19,045,977	0.3%
67,573,140	Series 2022-3-ZW	2.00%	(h)	02/25/2052	35,068,703	0.5%

	Federal National Mortgage Association,
28,707,000	Pool BL4425	2.14%		10/01/2029	24,294,777	0.4%
32,930,000	Pool BL4592	2.28%		11/01/2029	27,845,162	0.4%
36,599,790	Pool BS4941	2.46%		04/01/2032	29,585,741	0.4%
18,187,231	Pool MA5086	5.00%		07/01/2043	17,332,576	0.3%
202,915,672	Federal National Mortgage Association Pass-Thru	2.00% – 5.00%		12/01/2029 – 01/01/2053	172,262,094	2.6%
157,413,935	Federal National Mortgage Association REMICS	0.00% – 5.00%	(d)(f)(g)(h)	04/25/2026 – 06/25/2057	86,814,646	1.3%

	Government National Mortgage Association Pass-Thru,
28,848,092	Pool 779384	3.50%		06/15/2042	25,952,433	0.4%

71,477,164	Government National Mortgage Association Pass-Thru,	2.50%		10/20/2051	57,745,339	0.9%
	Pool 785662
	Pool 785713

	Government National Mortgage Association Pass-Thru,
33,224,705	Pool 786009	3.00%		02/20/2052	28,041,879	0.4%
29,101,534	Pool MA5076	3.00%		03/20/2048	24,976,870	0.4%

20,684,733	Government National Mortgage Association, Series 2020-62-KF (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor, 6.50% Cap)	5.79%		05/20/2050	19,833,167	0.3%

	Government National Mortgage Association,
18,629,206	Series 2022-188-LA	5.00%		04/20/2050	18,013,427	0.3%
51,020,972	Government National Mortgage Association Pass-Thru	2.50% – 3.50%		04/20/2047 – 04/20/2052	43,918,549	0.7%
136,418,423	Government National Mortgage Association	0.16% – 6.06%	(d)(f)(h)	08/20/2033 – 05/20/2052	56,330,528	0.8%

Other US Government and Agency Mortgage Backed Obligations(a)					53,527,375	0.8%

	Total US Government and Agency Mortgage Backed Obligations (Cost $1,495,195,978)				1,280,964,166	19.3%

US GOVERNMENT AND AGENCY OBLIGATIONS

58,700,000	United States Treasury Notes	4.50%		11/30/2024	58,118,733	0.9%
122,100,000	United States Treasury Notes	3.88%		03/31/2025	119,686,618	1.8%
222,350,000	United States Treasury Notes	3.63%		05/15/2026	215,549,216	3.2%
208,600,000	United States Treasury Notes	4.00%		06/30/2028	203,054,989	3.1%
178,500,000	United States Treasury Notes	3.75%		05/31/2030	169,491,328	2.6%
76,800,000	United States Treasury Notes	3.50%		02/15/2033	70,476,000	1.1%
121,200,000	United States Treasury Notes	3.88%		08/15/2033	114,534,000	1.7%
56,300,000	United States Treasury Notes	2.25%		05/15/2041	38,651,270	0.6%
85,000,000	United States Treasury Notes	3.88%		05/15/2043	73,910,156	1.1%
46,800,000	United States Treasury Notes	2.88%		05/15/2052	33,193,265	0.5%
50,400,000	United States Treasury Notes	4.00%		11/15/2052	44,682,750	0.7%
300,000,000	United States Treasury Notes	4.13%		08/15/2053	272,390,625	4.1%
39,300,000	United States Treasury Notes	3.63% – 5.00%		02/28/2025 – 05/15/2053	37,415,092	0.5%

	Total US Government and Agency Obligations (Cost $1,521,988,819)				1,451,154,042	21.9%

AFFILIATED MUTUAL FUNDS

12,929,742	DoubleLine Global Bond Fund (Class I)(i)				103,437,938	1.6%
32,972,257	DoubleLine Infrastructure Income Fund (Class I)				290,155,865	4.4%
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)				30,650,000	0.4%

	Total Affiliated Mutual Funds (Cost $504,557,903)				424,243,803	6.4%

10	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $	% OF NET ASSETS
COMMON STOCKS(a)(j)
	Total Common Stocks (Cost $1,618,803)			567,534	0.0%

ESCROW NOTES(a)(j)
	Total Escrow Notes (Cost $—)			3,187	0.0%

RIGHTS(a)(j)
	Total Rights (Cost $—)			23,325	0.0%

WARRANTS(a)(j)
	Total Warrants (Cost $—)			18,950	0.0%

SHORT TERM INVESTMENTS(a)
	Total Short Term Investments (Cost $47,174,328)			47,174,347	0.7%

	Total Investments (Cost $7,625,288,131)			6,609,719,397	99.7%
	Other Assets in Excess of Liabilities			20,490,109	0.3%

	NET ASSETS			$6,630,209,506	100.0%

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	21.9%
US Government and Agency Mortgage Backed Obligations	19.3%
US Corporate Bonds	15.8%
Non-Agency Residential Collateralized Mortgage Obligations	11.7%
Affiliated Mutual Funds	6.4%
Foreign Corporate Bonds	5.9%
Non-Agency Commercial Mortgage Backed Obligations	5.3%
Collateralized Loan Obligations	4.0%
Asset Backed Obligations	3.8%
Bank Loans	3.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Short Term Investments	0.7%
Municipal Bonds	0.1%
Common Stocks	0.0%	(j)
Rights	0.0%	(j)
Warrants	0.0%	(j)
Escrow Notes	0.0%	(j)
Other Assets and Liabilities	0.3%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	21.9%
US Government and Agency Mortgage Backed Obligations	19.3%
Non-Agency Residential Collateralized Mortgage Obligations	11.7%
Affiliated Mutual Funds	6.4%
Non-Agency Commercial Mortgage Backed Obligations	5.3%
Banking	4.4%
Collateralized Loan Obligations	4.0%
Asset Backed Obligations	3.8%
Utilities	2.2%
Energy	2.0%
Technology	1.8%
Healthcare	1.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Media	1.0%
Telecommunications	1.0%
Transportation	0.9%
Pharmaceuticals	0.9%
Insurance	0.8%
Short Term Investments	0.7%
Retailers (other than Food/Drug)	0.7%
Automotive	0.7%
Finance	0.7%
Mining	0.5%
Hotels/Motels/Inns and Casinos	0.5%
Food Products	0.5%
Real Estate	0.5%
Aerospace & Defense	0.5%
Electronics/Electric	0.4%
Business Equipment and Services	0.4%
Diversified Manufacturing	0.4%
Chemicals/Plastics	0.4%
Commercial Services	0.4%
Construction	0.3%
Consumer Products	0.3%
Leisure	0.3%
Pulp & Paper	0.2%
Industrial Equipment	0.2%
Beverage and Tobacco	0.2%
Containers and Glass Products	0.2%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	11

Schedule of Investments - Summary DoubleLine Core Fixed Income Fund (Cont.)

INVESTMENT BREAKDOWN as a % of Net Assets: (Cont.)
Building and Development (including Steel/Metals)	0.2%
Food Service	0.2%
Financial Intermediaries	0.1%
Municipal Bonds	0.1%
Chemical Products	0.1%
Cosmetics/Toiletries	0.0%	(j)
Environmental Control	0.0%	(j)
Other Assets and Liabilities	0.3%

	100.0%

(a)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate, respectively as of period end.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)

Includes securities where coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)	Includes interest only securities

(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(f)

Includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)	Includes principal only securities

(h)

Includes securities that accrue interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(i)	Non-income producing security

(j)	Represents less than 0.05% of net assets

Futures Contracts
Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/Value
10-Year US Treasury Ultra Note Future	Long	1,800	12/19/2023	$200,812,500	$(5,759,749)
US Treasury Ultra Long Bond Future	Long	2,100	12/19/2023	249,243,750	(19,071,634)

					$(24,831,383)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Affiliated Mutual Funds

A summary of DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended September 30, 2023 is as follows:

Fund	Value at March 31, 2023	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended September 30, 2023	Change in Unrealized for the Period Ended September 30, 2023	Value at September 30, 2023	Shares Held at September 30, 2023	Dividend Income Earned for the Period Ended September 30, 2023
DoubleLine Infrastructure Income Fund (Class I)	$298,398,929	$—	$—	$—	$(8,243,064)	$290,155,865	32,972,257	$5,129,125
DoubleLine Global Bond Fund (Class I)	109,385,620	—	—	—	(5,947,682)	103,437,938	12,929,742	—
DoubleLine Long Duration Total Return Bond Fund (Class I)	35,750,000	—	—	—	(5,100,000)	30,650,000	5,000,000	543,966

	$443,534,549	$—	$—	$—	$(19,290,746)	$424,243,803	50,901,999	$5,673,091

12	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Emerging Markets Fixed Income Fund	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN CORPORATE BONDS 74.7%

BRAZIL 9.4%
505,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38%	(a)	01/28/2031	462,120
2,300,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38%		01/28/2031	2,104,705
7,700,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	7,587,710
2,300,000	BRF S.A.	4.88%		01/24/2030	1,864,126
7,200,000	Cosan Overseas Ltd.	8.25%	(b)	11/05/2023	7,187,364
2,750,000	CSN Resources S.A.	5.88%		04/08/2032	2,233,001
3,568,873	Guara Notre SARL	5.20%		06/15/2034	3,040,943
1,929,352	Invepar Holdings	0.00%	(c)(d)	12/30/2028	—
700,000	JBS USA LUX SA / JBS USA Food Company / JBS USA Finance, Inc.	3.00%		02/02/2029	587,978
4,700,000	MARB BondCo PLC	3.95%		01/29/2031	3,489,720
3,575,131	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	2,746,398
4,700,000	Minerva Luxembourg S.A.	4.38%		03/18/2031	3,641,490
1,100,000	Minerva Luxembourg S.A.	8.88%	(a)	09/13/2033	1,093,146
6,472,543	MV24 Capital B.V.	6.75%		06/01/2034	5,715,825
500,000	NBM US Holdings, Inc.	7.00%		05/14/2026	496,233
250,000	NBM US Holdings, Inc.	6.63%		08/06/2029	228,234
775,000	Simpar Europe S.A.	5.20%		01/26/2031	624,649
850,000	Unigel Luxembourg S.A.	8.75%	(d)	10/01/2026	286,875

					43,390,517

CHILE 8.7%
1,000,000	AES Andes S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	944,543
4,800,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	(a)	03/26/2079	4,532,424
4,803,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	4,535,257
1,000,000	Agrosuper S.A.	4.60%	(a)	01/20/2032	803,468
2,011,000	Agrosuper S.A.	4.60%		01/20/2032	1,615,774
2,900,000	CAP S.A.	3.90%	(a)	04/27/2031	2,140,630
5,600,000	CAP S.A.	3.90%		04/27/2031	4,133,630
12,135,000	Chile Electricity PEC S.p.A.	0.00%	(a)	01/25/2028	9,441,000
2,868,250	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	2,587,119
3,508,672	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	3,282,690
4,400,000	Inversiones La Construccion S.A.	4.75%		02/07/2032	3,435,872
1,800,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	1,015,079
4,000,000	VTR Finance NV	6.38%		07/15/2028	1,512,942

					39,980,428

COLOMBIA 8.5%
839,166	AI Candelaria Spain S.A.	7.50%		12/15/2028	765,885
3,800,000	AI Candelaria Spain S.A.	5.75%	(a)	06/15/2033	2,692,864
3,280,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	2,324,367
2,850,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65%	(a)(b)	04/22/2031	1,930,875
400,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	7.05%		04/03/2027	376,683
10,100,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	8,707,466

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,292,000	Canacol Energy Ltd.	5.75%		11/24/2028	1,819,928
8,200,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	6,602,563
4,392,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	3,372,095
1,274,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	1,155,518
746,000	Geopark Ltd.	5.50%		01/17/2027	640,350
400,000	Gran Tierra Energy International Holdings Ltd.	6.25%	(a)	02/15/2025	377,628
7,200,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	6,797,307
2,100,000	Gran Tierra Energy International Ltd.	7.75%	(a)	05/23/2027	1,803,547

					39,367,076

DOMINICAN REPUBLIC 0.8%
4,000,000	AES Andres B.V.	5.70%	(a)	05/04/2028	3,577,329

GUATEMALA 3.3%
3,550,000	Banco Industrial S.A. (5 Year CMT Rate + 4.44%)	4.88%		01/29/2031	3,276,871
5,331,000	CT Trust	5.13%		02/03/2032	4,164,144
3,974,400	Millicom International Cellular S.A.	6.63%		10/15/2026	3,743,676
1,890,000	Millicom International Cellular S.A.	5.13%		01/15/2028	1,599,035
2,700,000	Millicom International Cellular S.A.	6.25%		03/25/2029	2,294,973

					15,078,699

INDIA 9.1%
3,888,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	2,859,049
3,426,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	2,394,098
2,840,000	Adani International Container Terminal Private Ltd.	3.00%	(a)	02/16/2031	2,142,562
4,140,375	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	3,123,596
2,400,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	2,027,583
400,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	339,510
900,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	720,688
4,450,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	3,077,654
1,500,000	Adani Ports & Special Economic Zone Ltd.	3.83%		02/02/2032	1,063,343
1,300,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	1,137,544
1,548,500	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	1,161,755
168,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	139,932
3,200,000	JSW Steel Ltd.	5.05%		04/05/2032	2,572,515
1,900,000	Network i2i Ltd. (5 Year CMT Rate + 4.27%)	5.65%	(b)	01/15/2025	1,857,250
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	535,219
8,265,000	UPL Corporation Ltd.	4.63%		06/16/2030	6,696,523
4,800,000	Vedanta Resources Finance PLC	9.25%	(a)	04/23/2026	3,092,160
10,900,000	Vedanta Resources Ltd.	6.13%		08/09/2024	6,884,671

					41,825,652

INDONESIA 7.5%
3,100,000	Freeport Indonesia PT	5.32%	(a)	04/14/2032	2,817,683
2,000,000	Freeport Indonesia PT	6.20%		04/14/2052	1,678,011

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	13

Schedule of Investments DoubleLine Emerging Markets Fixed Income Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
200,000	Freeport-McMoRan, Inc.	4.38%		08/01/2028	183,598
1,000,000	Freeport-McMoRan, Inc.	5.25%		09/01/2029	945,976
4,500,000	Freeport-McMoRan, Inc.	4.63%		08/01/2030	4,060,179
4,600,000	Indonesia Asahan Aluminium Persero PT	5.45%		05/15/2030	4,302,288
6,839,100	LLPL Capital Pte Ltd.	6.88%	(a)	02/04/2039	6,100,614
3,379,320	LLPL Capital Pte Ltd.	6.88%		02/04/2039	3,014,421
4,500,000	Minejesa Capital B.V.	4.63%		08/10/2030	4,015,125
9,500,000	Minejesa Capital B.V.	5.63%		08/10/2037	7,281,755

					34,399,650

ISRAEL 2.6%
8,400,000	Bank Hapoalim B.M.	3.26%	(a)(e)	01/21/2032	7,192,450
5,300,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28%	(a)	01/29/2031	4,744,300

					11,936,750

JAMAICA 0.1%
1,644,665	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00%	(a)(d)	04/01/2025	361,826
3,337,636	Digicel Group Holdings Ltd. (7.00% PIK)	7.00%	(a)(b)(d)	10/16/2023	196,537

					558,363

KUWAIT 0.4%
1,000,000	Equate Petrochemical B.V.	2.63%		04/28/2028	866,113
1,000,000	MEGlobal Canada ULC	5.00%		05/18/2025	976,609

					1,842,722

MEXICO 7.5%
800,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63%	(b)	01/24/2032	628,200
4,400,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	(b)	01/10/2028	4,053,985
5,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50%	(a)(b)	06/27/2029	4,456,875
1,600,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand (5 Year CMT Rate + 3.00%)	5.95%		10/01/2028	1,581,601
8,500,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	7,325,382
2,000,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%		09/13/2034	1,752,101
2,400,000	Braskem Idesa SAPI	6.99%		02/20/2032	1,445,347
300,000	Cemex S.A.B. de C.V. (5 Year CMT Rate + 5.16%)	9.13%	(a)(b)	03/14/2028	312,676
8,900,000	CEMEX S.A.B. de C.V. (5 Year CMT Rate + 4.53%)	5.13%	(b)	06/08/2026	8,339,946
5,200,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	(b)(d)	11/29/2027	71,500
2,600,000	Industrias Penoles SAB de CV	4.15%		09/12/2029	2,281,398
4,600,000	Mexarrend SAPI de C.V.	10.25%	(a)(d)	07/24/2024	1,043,152

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,315,620	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	1,252,424
16,033,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	(b)(d)	01/29/2025	96,198

					34,640,785

PANAMA 3.1%
1,300,000	Banistmo S.A.	4.25%		07/31/2027	1,160,819
3,650,000	C&W Senior Financing	6.88%		09/15/2027	3,213,673
3,450,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%	(h)	04/16/2029	3,134,135
1,872,000	Multibank, Inc.	7.75%	(a)	02/03/2028	1,889,119
4,828,212	UEP Penonome S.A.	6.50%	(a)	10/01/2038	3,658,711
1,384,027	UEP Penonome S.A.	6.50%		10/01/2038	1,048,785

					14,105,242

PARAGUAY 1.0%
2,224,000	Frigorifico Concepcion S.A.	7.70%		07/21/2028	1,841,216
4,051,666	Rutas 2 and 7 Finance Ltd.	0.00%		09/30/2036	2,601,879

					4,443,095

PERU 5.1%
200,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	175,898
4,400,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	4,043,774
12,172,000	Banco Internacional del Peru S.A.A. Interbank (5 Year CMT Rate + 3.71%)	4.00%		07/08/2030	11,213,133
5,604,000	Inkia Energy Ltd.	5.88%		11/09/2027	5,386,845
925,000	Nexa Resources S.A.	5.38%		05/04/2027	856,458
2,110,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	1,924,204

					23,600,312

SINGAPORE 4.8%
6,100,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	5,544,178
8,500,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	7,823,711
1,500,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.23%)	2.00%		10/14/2031	1,331,039
8,400,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	7,575,783

					22,274,711

SOUTH AFRICA 0.8%
1,200,000	Sasol Financing USA LLC	4.38%		09/18/2026	1,064,958
3,600,000	Sasol Financing USA LLC	5.50%		03/18/2031	2,825,431

					3,890,389

UNITED ARAB EMIRATES 1.5%
8,494,400	Galaxy Pipeline Assets Bidco Ltd.	2.16%	(a)	03/31/2034	7,096,479

14	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
VIETNAM 0.5%
2,500,000	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	2,271,276

	Total Foreign Corporate Bonds (Cost $417,259,233)				344,279,475

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS 23.9%

BRAZIL 2.6%
4,000,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25%	(b)	04/15/2024	3,700,478
5,900,000	Banco do Brasil S.A. (10 Year CMT Rate + 6.36%)	9.00%	(b)	06/18/2024	5,923,677
2,500,000	Petrobras Global Finance B.V.	6.75%		06/03/2050	2,269,548

					11,893,703

CHILE 0.9%
3,500,000	Chile Government International Bond	3.50%		01/25/2050	2,339,790
3,500,000	Chile Government International Bond	3.10%		01/22/2061	2,013,888

					4,353,678

COLOMBIA 5.3%
4,000,000	Colombia Government International Bond	3.25%		04/22/2032	2,883,572
7,700,000	Colombia Government International Bond	5.00%		06/15/2045	5,072,165
5,100,000	Colombia Government International Bond	4.13%		05/15/2051	2,859,831
7,200,000	Ecopetrol S.A.	4.63%		11/02/2031	5,503,477
800,000	Ecopetrol S.A.	5.88%		05/28/2045	527,892
10,300,000	Ecopetrol S.A.	5.88%		11/02/2051	6,573,614
1,000,000	Oleoducto Central S.A.	4.00%		07/14/2027	891,986

					24,312,537

INDONESIA 0.1%
500,000	Perusahaan Penerbit	3.80%		06/23/2050	359,870

MEXICO 6.2%
7,000,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	5,800,987
11,000,000	Mexico Government International Bond	4.40%		02/12/2052	7,651,482
12,000,000	Mexico Government International Bond	6.34%		05/04/2053	10,950,804
7,400,000	Petroleos Mexicanos	6.75%		09/21/2047	4,392,243

					28,795,516

PANAMA 2.3%
1,500,000	Panama Government International Bond	4.30%		04/29/2053	981,880
2,000,000	Panama Government International Bond	4.50%		04/01/2056	1,322,331
14,100,000	Panama Government International Bond	3.87%		07/23/2060	8,198,943

					10,503,154

PARAGUAY 0.4%
2,849,840	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	1,997,416

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
PERU 2.2%
4,362,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%	(h)	07/15/2029	4,258,448
903,229	Lima Metro Finance Ltd.	5.88%		07/05/2034	872,230
4,700,000	Petroleos del Peru S.A.	4.75%		06/19/2032	3,326,455
2,800,000	Petroleos del Peru S.A.	5.63%		06/19/2047	1,695,043

					10,152,176

PHILIPPINES 0.6%
3,200,000	Philippine Government International Bond	2.95%		05/05/2045	2,037,532
1,100,000	Philippine Government International Bond	2.65%		12/10/2045	665,129

					2,702,661

SAUDI ARABIA 2.5%
4,000,000	EIG Pearl Holdings SARL	3.55%		08/31/2036	3,249,864
13,500,000	Saudi Government International Bond	3.45%		02/02/2061	8,302,298

					11,552,162

SOUTH AFRICA 0.8%
4,200,000	Republic of South Africa Government Bond	4.30%		10/12/2028	3,643,433

	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $145,212,493)				110,266,306

SHORT TERM INVESTMENTS 0.0%(g)
145	First American Government Obligations Fund - Class U	5.28%	(f)		145
145	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.27%	(f)		145
145	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27%	(f)		145

	Total Short Term Investments (Cost $435)				435

	Total Investments 98.6% (Cost $562,472,161)				454,546,216
	Other Assets in Excess of Liabilities 1.4%				6,602,980

	NET ASSETS 100.0%				$461,149,196

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	15

Schedule of Investments DoubleLine Emerging Markets Fixed Income Fund (Cont.)

INVESTMENT BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	23.9%
Banking	20.1%
Utilities	17.9%
Mining	7.2%
Transportation	6.5%
Energy	5.1%
Consumer Products	5.0%
Telecommunications	4.3%
Building and Development (including Steel/Metals)	2.9%
Chemical Products	2.4%
Chemicals/Plastics	2.3%
Finance	1.0%
Short Term Investments	0.0%	(g)
Other Assets and Liabilities	1.4%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Colombia	13.8%
Mexico	13.7%
Brazil	12.0%
Chile	9.6%
India	9.1%
Indonesia	7.6%
Peru	7.3%
Panama	5.4%
Singapore	4.8%
Guatemala	3.3%
Israel	2.6%
Saudi Arabia	2.5%
South Africa	1.6%
United Arab Emirates	1.5%
Paraguay	1.4%
Dominican Republic	0.8%
Philippines	0.6%
Vietnam	0.5%
Kuwait	0.4%
Jamaica	0.1%
United States	0.0%	(g)
Other Assets and Liabilities	1.4%

	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Perpetual maturity. The date disclosed is the next call date of the security.

(c)	Value determined using significant unobservable inputs.

(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(f)	Seven-day yield as of period end

(g)	Represents less than 0.05% of net assets

(h)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

16	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Multi-Asset Growth Fund (Consolidated)	(Unaudited) September 30, 2023

SHARES	SECURITY DESCRIPTION	RATE	VALUE $
AFFILIATED MUTUAL FUNDS 40.7%
124,955	DoubleLine Core Fixed Income Fund (Class R6)		1,109,600
188,730	DoubleLine Flexible Income Fund (Class R6)		1,579,666
84,586	DoubleLine Total Return Bond Fund (Class R6)		711,372

	Total Affiliated Mutual Funds (Cost $3,726,410)		3,400,638

EXCHANGE TRADED FUNDS 17.0%
13,200	iShares ESG MSCI USA Leaders ETF		995,412
8,900	Janus Henderson B-BBB CLO ETF		422,750

	Total Exchange Traded Funds (Cost $1,303,939)		1,418,162

SHORT TERM INVESTMENTS 42.9%
1,193,498	First American Government Obligations Fund Class U	5.28%(a)	1,193,498
1,193,498	JP Morgan U.S. Government Money Market Fund Institutional Share Class	5.27%(a)	1,193,498
1,193,499	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Share Class	5.27%(a)	1,193,499

	Total Short Term Investments (Cost $3,580,495)		3,580,495

	Total Investments 100.6% (Cost $8,610,844)		8,399,295
	Liabilities in Excess of Other Assets (0.6)%		(48,599)

	NET ASSETS 100.0%		$8,350,696

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Short Term Investments	42.9%
Affiliated Mutual Funds	40.7%
Exchange Traded Funds	17.0%
Other Assets and Liabilities	(0.6)%

100.0%

(a)	Seven-day yield as of period end

Affiliated Mutual Funds

A summary of DoubleLine Multi-Asset Growth Fund’s investments in affiliated mutual funds for the period ended September 30, 2023 is as follows:

Fund	Value at March 31, 2023	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended September 30, 2023	Change in Unrealized for the Period Ended September 30, 2023	Value at September 30, 2023	Shares Held at September 30, 2023	Dividend Income Earned for the Period Ended September 30, 2023
DoubleLine Flexible Income Fund (Class R6)	$1,590,990	$—	$—	$—	$(11,324)	$1,579,666	188,730	$47,651
DoubleLine Core Fixed Income Fund (Class R6)	1,175,826	—	—	—	(66,226)	1,109,600	124,955	27,173
DoubleLine Total Return Bond Fund (Class R6)	1,177,747	—	(400,000)	(41,908)	(24,467)	711,372	84,586	23,517

	$3,944,563	$—	$(400,000)	$(41,908)	$(102,017)	$3,400,638	398,271	$98,341

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	17

Schedule of Investments DoubleLine Low Duration Bond Fund	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS 6.1%

	AccessLex Institute,
2,349,976	Series 2007-A-B (3 Month LIBOR USD + 0.55%)	6.20%	(k)	02/25/2037	2,270,462

	ACHV Trust,
543,382	Series 2023-1PL-A	6.42%	(a)	03/18/2030	543,557
3,771,666	Series 2023-3PL-A	6.60%	(a)	08/19/2030	3,774,549

	ACM Auto Trust,
3,326,641	Series 2023-1A-A	6.61%	(a)	01/22/2030	3,323,633

	Affirm Asset Securitization Trust,
15,834	Series 2020-Z1-A	3.46%	(a)	10/15/2024	15,815
721,554	Series 2020-Z2-A	1.90%	(a)	01/15/2025	716,385
3,217,981	Series 2021-Z1-A	1.07%	(a)	08/15/2025	3,164,399

	Aqua Finance Trust,
2,546,193	Series 2020-AA-A	1.90%	(a)	07/17/2046	2,355,401

	Arivo Acceptance Auto Loan Receivables Trust,
904,185	Series 2021-1A-A	1.19%	(a)	01/15/2027	884,364

	CAL Funding Ltd.,
8,008,750	Series 2020-1A-A	2.22%	(a)	09/25/2045	6,983,097

	Commonbond Student Loan Trust,
11,000,000	Series 2023-N3-A	6.41%	(a)	09/10/2027	11,022,644

	Citizens Auto Receivables Trust,
15,250,000	Series 2023-2-A2A	6.09%	(a)	10/15/2026	15,255,144

	Commonbond Student Loan Trust,
1,089,683	Series 2017-BGS-A1	2.68%	(a)	09/25/2042	980,934
1,003,294	Series 2020-AGS-A	1.98%	(a)	08/25/2050	845,476

	Consumer Loan Underlying Bond Credit Trust,
612,523	Series 2020-P1-C	4.61%	(a)	03/15/2028	607,406

	CPS Auto Receivables Trust,
1,607,027	Series 2022-D-A	6.09%	(a)	01/15/2027	1,605,740

	DataBank Issuer,
10,000,000	Series 2023-1A-A2	5.12%	(a)	02/25/2053	9,099,188

	Diamond Resorts Owner Trust,
1,954,806	Series 2021-1A-B	2.05%	(a)	11/21/2033	1,801,515

	Drive Auto Receivables Trust,
3,000,000	Series 2021-3-C	1.47%		01/15/2027	2,908,508

	Exeter Automobile Receivables Trust,
5,159,770	Series 2021-1A-C	0.74%		01/15/2026	5,123,820
4,100,000	Series 2023-3A-A3	6.04%		07/15/2026	4,095,113

	ExteNet LLC,
4,250,000	Series 2019-1A-B	4.14%	(a)	07/25/2049	4,079,950

	Foundation Finance Trust,
797,614	Series 2019-1A-A	3.86%	(a)	11/15/2034	788,185

	Global SC Finance SRL,
3,328,016	Series 2020-1A-A	2.17%	(a)	10/17/2040	2,967,015

	GLS Auto Receivables Issuer Trust,
1,250,000	Series 2021-1A-D	1.68%	(a)	01/15/2027	1,193,016
6,949,302	Series 2021-2A-C	1.08%	(a)	06/15/2026	6,802,330

	Hertz Vehicle Financing LLC,
10,200,000	Series 2021-1A-B	1.56%	(a)	12/26/2025	9,669,891

	Hilton Grand Vacations Trust,
826,806	Series 2018-AA-A	3.54%	(a)	02/25/2032	800,619
427,272	Series 2020-AA-A	2.74%	(a)	02/25/2039	400,544

	Laurel Road Prime Student Loan Trust,
530,644	Series 2019-A-A1FX	2.34%	(a)	10/25/2048	513,630

	Lendbuzz Securitization Trust,
10,257,443	Series 2023-1A-A2	6.92%	(a)	08/15/2028	10,219,885
4,250,000	Series 2023-2A-A2	7.09%	(a)	10/16/2028	4,241,568

	LendingPoint Asset Securitization Trust,
8,622,260	Series 2022-C-A	6.56%	(a)	02/15/2030	8,611,240

	Loanpal Solar Loan Ltd.,
8,394,735	Series 2020-3GS-A	2.47%	(a)	12/20/2047	6,343,346
3,565,000	Marlette Funding Trust	5.50%	(a)	08/15/2032	3,528,293
2,309,694	Marlette Funding Trust	2.34%	(a)	04/15/2032	2,266,927

	Marlette Funding Trust,
1,513,015	Series 2019-4A-C	3.76%	(a)	12/17/2029	1,499,769

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	MVW Owner Trust,
573,466	Series 2018-1A-C	3.90%	(a)	01/21/2036	558,118

	Navient Private Education Loan Trust,
3,051,418	Series 2020-FA-A	1.22%	(a)	07/15/2069	2,718,114
1,720,246	Series 2020-GA-A	1.17%	(a)	09/16/2069	1,523,713

	NP SPE LLC,
2,689,879	Series 2019-1A-A1	2.57%	(a)	09/20/2049	2,520,869

	Oxford Finance Funding LLC,
1,558,993	Series 2019-1A-A2	4.46%	(a)	02/15/2027	1,557,097
4,760,698	Series 2020-1A-A2	3.10%	(a)	02/15/2028	4,593,817

	Pagaya AI Debt Selection Trust,
5,848,726	Series 2021-5-A	1.53%	(a)	08/15/2029	5,771,271
5,883,250	Series 2021-HG1-A	1.22%	(a)	01/16/2029	5,666,409
11,305,845	Series 2022-1-A	2.03%	(a)	10/15/2029	11,071,284

	Pagaya AI Debt Trust,
7,638,816	Series 2023-3-A	7.60%	(a)	12/16/2030	7,677,741

	Pagaya Al Debt Selection Trust,
446,715	Series 2021-3-A	1.15%	(a)	05/15/2029	445,066
11,772,262	Series 2022-3-A	6.06%	(a)	03/15/2030	11,715,859

	Pagaya Al Debt Trust,
17,770,798	Series 2023-1-A	7.56%	(a)	07/15/2030	17,846,347

	Santander Drive Auto Receivables Trust,
4,656,645	Series 2020-4-D	1.48%		01/15/2027	4,536,643

	Sierra Timeshare Receivables Funding LLC,
1,573,479	Series 2021-2A-C	1.95%	(a)	09/20/2038	1,438,615

	SLM Private Credit Student Loan Trust,
5,294,873	Series 2006-A-A5, Series 2006-A-A5 (Secured Overnight Financing Rate 3 Month + 0.55%)	5.96%		06/15/2039	5,109,055
3,167,331	Series 2006-B-A5, Series 2006-B-A5 (Secured Overnight Financing Rate 3 Month + 0.53%)	5.94%		12/15/2039	3,041,233

	SoFi Alternative Consumer Loan Program,
10,698,066	Series 2021-2-A	1.25%	(a)	08/15/2030	10,230,785

	SoFi Alternative Trust,
7,839,840	Series 2021-1-PT1	9.72%	(a)(b)	05/25/2030	7,688,939
19,999,040	Series 2021-3-A	1.50%	(a)	11/15/2030	19,092,303

	SoFi Consumer Loan Program Trust,
4,133,491	Series 2022-1S-A	6.21%	(a)	04/15/2031	4,128,992
2,171,538	Series 2023-1S-A	5.81%	(a)	05/15/2031	2,166,635

	SoFi Professional Loan Program Trust,
1,178,177	Series 2018-D-A2FX	3.60%	(a)	02/25/2048	1,127,251
4,279,129	Series 2020-C-AFX	1.95%	(a)	02/15/2046	3,821,023

	Stack Infrastructure Issuer LLC,
2,685,491	Series 2019-1A-A2	4.54%	(a)	02/25/2044	2,659,707

	TAL Advantage LLC,
3,425,000	Series 2020-1A-A	2.05%	(a)	09/20/2045	3,013,535

	Tesla Auto Lease Trust,
12,250,000	Series 2021-B-B	0.91%	(a)	09/22/2025	11,782,721

	UPCL,
25,000,000	Series 2023-1-A	7.65%	(c)	04/22/2030	24,872,500

	Upgrade Master Pass-Thru Trust,
1,929,852	Series 2021-PT3-A	13.88%	(a)(b)	07/15/2027	1,766,694

	Upstart Pass-Through Trust,
1,102,605	Series 2020-ST5-A	3.00%	(a)	12/20/2026	1,080,073
1,473,786	Series 2021-ST5-A	2.00%	(a)	07/20/2027	1,410,434
4,248,719	Series 2021-ST6-A	1.85%	(a)	08/20/2027	4,054,161

	Upstart Securitization Trust,
339,654	Series 2021-3-A	0.83%	(a)	07/20/2031	338,528
2,000,000	Series 2021-3-B	1.66%	(a)	07/20/2031	1,957,903
2,652,674	Series 2023-1-A	6.59%	(a)	02/20/2033	2,647,987
11,164,596	Series 2023-2-A	6.77%	(a)	06/20/2033	11,152,943

18	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Westgate Resorts LLC,
6,137,418	Series 2022-1A-C	2.49%	(a)	08/20/2036	5,768,821

	Total Asset Backed Obligations (Cost $360,431,252)				349,856,544

BANK LOANS 3.9%

	1011778 B.C. Unlimited Liability Company,
7,088,311	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%)	7.57%		09/12/2030	7,069,881

	Aramark Services, Inc.,
369,075	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.93%		06/24/2030	369,306

	Asplundh Tree Expert LLC,
7,509,515	Senior Secured First Lien Term Loan(1 Month Secured Overnight Financing Rate + 1.85%)	7.17%		09/07/2027	7,510,004

	Avantor Funding, Inc.,
3,161,431	Senior Secured First Lien Term Loan(1 Month Secured Overnight Financing Rate + 2.35%, 0.50% Floor)	7.67%		11/08/2027	3,164,846

	Axalta Coating Systems US Holdings, Inc.,
3,956,833	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.81%		12/20/2029	3,968,585

	Berry Global, Inc.,
6,859,165	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.01%)	7.29%		07/01/2026	6,866,745

	Calpine Corporation,
1,404,657	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%)	7.43%		04/06/2026	1,405,465
5,420,773	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.93%		12/16/2027	5,424,947

	Catalent Pharma Solutions, Inc.,
2,898,866	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%, 0.50% Floor)	7.44%		02/22/2028	2,841,352

	Charter Communications Operating LLC,
9,522,260	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.75%)	7.12%		02/01/2027	9,522,879

	Element Solutions, Inc.,
4,311,114	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.32%		01/30/2026	4,312,019

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Energizer Holdings, Inc.,
4,814,511	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.50% Floor)	7.69%		12/22/2027	4,810,900

	Fleetcor Technologies Operating Company LLC,
7,497,016	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.17%		04/28/2028	7,482,959

	Focus Financial Partners LLC,
2,500,412	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.82%		06/30/2028	2,496,199

	Gardner Denver, Inc.,
2,854,167	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.17%		03/01/2027	2,861,787

	Generac Power Systems, Inc.,
890,307	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.18%		12/11/2026	891,046
7,503,154	Go Daddy Operating Company LLC (1 Month Secured Overnight Financing Rate + 2.50%)	7.82%		11/09/2029	7,519,173

	Grifols Worldwide Operations USA, Inc.,
9,508,028	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.15%)	7.42%		11/15/2027	9,360,653

	Horizon Therapeutics USA, Inc.,
11,409,007	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%, 0.50% Floor)	7.18%		03/15/2028	11,412,886

	ICON Luxembourg SARL,
6,091,106	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	7.90%		07/03/2028	6,096,284

	IQVIA, Inc.,
7,528,665	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	7.29%	(k)	06/11/2025	7,558,215

	Iron Mountain Information Management LLC,
10,583,213	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%)	7.18%		01/02/2026	10,580,567

	KFC Holding Company,
6,770,589	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%)	7.20%		03/15/2028	6,777,834

	Lamar Media Corporation,
1,940,438	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.60%)	6.92%		01/29/2027	1,921,518

	Marriott Ownership Resorts, Inc.,
3,968,960	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.17%		08/29/2025	3,968,960

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	19

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $

	Nexstar Broadcasting, Inc.,
7,533,969	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.93%	09/18/2026	7,533,969

	NortonLifeLock, Inc.,
7,175,708	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.10%, 0.50% Floor)	7.42%	09/12/2029	7,161,823

	Pilot Travel Centers LLC,
7,493,455	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.40%)	7.42%	08/04/2028	7,493,455

	PRA Health Sciences, Inc.,
1,517,603	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	7.90%	07/03/2028	1,518,893

	Resideo Funding, Inc.,
4,464,702	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate, + 2.36%, 0.50% Floor)	7.69%	02/11/2028	4,482,828
1,282,923	(1 Month Secured Overnight Financing Rate, + 2.36%, 0.50% Floor)	7.70%	02/11/2028	1,288,132

	Reynolds Consumer Products LLC,
8,169,324	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.17%	02/04/2027	8,167,854

	SS&C Technologies, Inc.,
4,065,998	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%)	7.18%	04/16/2025	4,069,719

	Standard Industries, Inc.,
4,832,540	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.50% Floor)	7.94%	09/22/2028	4,839,740

	Stars Group Holdings B.V.,
8,546,672	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%)	7.90%	07/21/2026	8,552,014

	Trans Union LLC,
8,679,143	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.17%	11/13/2026	8,682,745

	US Foods, Inc.,
4,584,533	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%)	7.43%	09/14/2026	4,589,645

	Vistra Operations Company LLC,
8,414,538	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%)	7.18%	12/31/2025	8,421,102

	WMG Acquisition Corporation,
7,520,888	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.51%)	7.56%	01/20/2028	7,527,469

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Wyndham Hotels & Resorts, Inc.,
1,157,100	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.35%)	7.67%		05/24/2030	1,159,374

	Total Bank Loans (Cost $221,006,850)				221,683,772

COLLATERALIZED LOAN OBLIGATIONS 16.4%

	AIG LLC,
20,000,000	Series 2018-1A-A1R (Secured Overnight Financing Rate 3 Month + 1.38%, 1.38% Floor)	6.71%	(a)	04/20/2032	19,965,000
10,000,000	Series 2021-2A-A (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.76%	(a)	07/20/2034	9,956,793

	Allegro Ltd.,
20,000,000	Series 2019-1A-AR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.74%	(a)	07/20/2032	19,869,518

	Bain Capital Credit Ltd.,
10,500,000	Series 2019-1A-AR (Secured Overnight Financing Rate 3 Month + 1.39%)	6.71%	(a)	04/19/2034	10,417,087

	Battalion Ltd.,
30,000,000	Series 2017-11A-AR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.76%	(a)	04/24/2034	29,780,886
22,000,000	Series 2021-20A-A (Secured Overnight Financing Rate 3 Month + 1.44%, 1.18% Floor)	6.75%	(a)	07/15/2034	21,884,500

	BlueMountain Ltd.,
22,000,000	Series 2021-31A-A1 (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.73%	(a)	04/19/2034	21,818,659

	Bridge Street Ltd.,
20,000,000	Series 2021-1A-A1A (Secured Overnight Financing Rate 3 Month + 1.49%, 1.23% Floor)	6.82%	(a)	07/20/2034	19,838,066

	Capital Four Ltd.,
15,000,000	Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.78%	(a)	01/18/2035	14,801,405

	Carlyle Global Market Strategies Ltd.,
25,000,000	Series 2016-1A-A1R2 (Secured Overnight Financing Rate 3 Month + 1.40%, 1.14% Floor)	6.73%	(a)	04/20/2034	24,862,500
11,000,000	Series 2021-1A-A1 (Secured Overnight Financing Rate 3 Month + 1.40%, 1.14% Floor)	6.71%	(a)	04/15/2034	10,936,292

20	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Carlyle Global Market Strategies Ltd.,
11,000,000	Series 2021-7A-A1 (Secured Overnight Financing Rate 3 Month + 1.42%, 1.16% Floor)	6.73%	(a)	10/15/2035	10,923,834

	CarVal Ltd.,
42,000,000	Series 2019-1A-ANR (Secured Overnight Financing Rate 3 Month + 1.37%, 1.37% Floor)	6.70%	(a)	04/20/2032	41,875,130

	Cathedral Lake Ltd.,
29,739,805	Series 2018-5A-A1 (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.80%	(a)	10/21/2030	29,658,445

	CBAM Ltd.,
10,000,000	Series 2017-2A-AR (Secured Overnight Financing Rate 3 Month + 1.45%, 1.19% Floor)	6.76%	(a)	07/17/2034	9,930,304
10,500,000	Series 2019-10A-A1R (Secured Overnight Financing Rate 3 Month + 1.38%, 1.12% Floor)	6.71%	(a)	04/20/2032	10,411,682

	CFIP Ltd.,
20,000,000	Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.81%	(a)	01/20/2035	19,804,136

	CQS Ltd.,
25,000,000	Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.81%	(a)	01/20/2035	24,755,218

	Crown City,
18,000,000	Series 2021-1A-A1A (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.76%	(a)	07/20/2034	17,815,892

	Galaxy Ltd.,
25,500,000	Series 2016-22A-ARR (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.77%	(a)	04/16/2034	25,264,865

	Generate Ltd.,
10,000,000	Series 6A-A1R (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.81%	(a)	01/22/2035	9,981,163
14,000,000	Series 8A-AR (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.79%	(a)	10/20/2034	13,955,549
46,500,000	Series 9A-A (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.79%	(a)	10/20/2034	46,348,340

	Greywolf Ltd.,
14,100,000	Series 2018-2A-A1 (Secured Overnight Financing Rate 3 Month + 1.44%, 1.44% Floor)	6.77%	(a)	10/20/2031	14,047,448

	Gulf Stream Meridian Ltd.,
17,500,000	Series 2021-4A-A1 (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.77%	(a)	07/15/2034	17,399,576

	Halsey Point Ltd.,
52,000,000	Series 2021-5A-A1A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.84%	(a)	01/30/2035	51,646,442

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Harbourview LLC,
8,296,821	Series 7RA-A1 (Secured Overnight Financing Rate 3 Month + 1.39%, 1.13% Floor)	6.70%	(a)	07/18/2031	8,271,221

	Hayfin Ltd.,
21,923,277	Series 2018-8A-A (Secured Overnight Financing Rate 3 Month + 1.38%, 1.12% Floor)	6.71%	(a)	04/20/2031	21,864,395

	Jefferson Mill Ltd.,
9,968,710	Series 2015-1A-AR (Secured Overnight Financing Rate 3 Month + 1.44%)	6.76%	(a)	10/20/2031	9,903,041

	Marathon Ltd.,
3,000,000	Series 2017-9A-A2 (Secured Overnight Financing Rate 3 Month + 2.01%)	7.32%	(a)	04/15/2029	2,987,400
23,812,987	Series 2018-12A-A1 (Secured Overnight Financing Rate 3 Month + 1.44%)	6.75%	(a)	04/18/2031	23,755,014

	Marble Point Ltd.,
20,000,000	Series 2018-2A-A1R (Secured Overnight Financing Rate 3 Month + 1.54%, 1.28% Floor)	6.87%	(a)	01/20/2032	19,899,678
35,000,000	Series 2021-2A-A (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.81%	(a)	07/25/2034	34,646,049

	MP Ltd.,
15,000,000	Series 2015-2A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.83%	(a)(k)	04/28/2034	14,883,975

	Ocean Trails,
23,835,703	Series 2014-5A-ARR (Secured Overnight Financing Rate 3 Month + 1.54%, 1.28% Floor)	6.84%	(a)	10/13/2031	23,690,772

	Palmer Square Ltd.,
8,700,000	Series 2021-2A-A (Secured Overnight Financing Rate 3 Month + 1.41%, 1.41% Floor)	6.72%	(a)	07/15/2034	8,649,792

	Prudential PLC,
20,000,000	Series 2021-5A-A (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.77%	(a)	10/18/2034	19,789,664

	Riserva Ltd.,
10,000,000	Series 2016-3A-ARR (Secured Overnight Financing Rate 3 Month + 1.32%, 1.06% Floor)	6.63%	(a)	01/18/2034	9,902,500

	Romark Ltd.,
21,550,314	Series 2018-1A-A1 (Secured Overnight Financing Rate 3 Month + 1.29%)	6.62%	(a)	04/20/2031	21,421,415

	RR Ltd.,
18,875,000	Series 2021-14A-A1 (Secured Overnight Financing Rate 3 Month + 1.38%, 1.38% Floor)	6.69%	(a)	04/15/2036	18,795,255

	Shackleton Ltd.,
20,000,000	Series 2015-7RA-AR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.72%	(a)	07/15/2031	19,961,236

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	21

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Sound Point Ltd.,
16,000,000	Series 2014-2RA-A (Secured Overnight Financing Rate 3 Month + 1.51%, 1.25% Floor)	6.84%	(a)	10/20/2031	15,870,742
25,000,000	Series 2020-1A-AR (Secured Overnight Financing Rate 3 Month + 1.43%, 1.43% Floor)	6.76%	(a)	07/20/2034	24,832,298

	Steele Creek Ltd.,
900,000	Series 2019-1A-BR (Secured Overnight Financing Rate 3 Month + 2.06%, 1.80% Floor)	7.37%	(a)	04/15/2032	884,970
18,000,000	Series 2019-2A-AR (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.74%	(a)	07/15/2032	17,868,182

	Symphony Ltd.,
12,925,000	Series 2014-15A-AR3 (Secured Overnight Financing Rate 3 Month + 1.34%, 1.08% Floor)	6.65%	(a)	01/17/2032	12,785,906

	Trestles Ltd.,
20,000,000	Series 2021-4A-A (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.77%	(a)	07/21/2034	19,825,278

	Trimaran CAVU LLC,
5,750,000	Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.82%	(a)	04/23/2032	5,713,260
10,000,000	Series 2021-3A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.78%	(a)	01/18/2035	9,915,772

	Wellfleet Ltd.,
8,558,709	Series 2017-2A-A1R (Secured Overnight Financing Rate 3 Month + 1.32%)	6.65%	(a)	10/20/2029	8,552,290
5,500,000	Series 2018-1A-A (Secured Overnight Financing Rate 3 Month + 1.36%, 1.10% Floor)	6.67%	(a)	07/17/2031	5,468,027
10,000,000	Series 2021-2A-A1 (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.77%	(a)	07/15/2034	9,918,247

	Total Collateralized Loan Obligations (Cost $943,715,405)				938,005,109

FOREIGN CORPORATE BONDS 8.2%
2,740,425	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	2,067,441
4,900,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	4,753,129
3,100,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	2,618,962
2,800,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	2,450,095

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,579,000	AerCap Global Aviation Trust	1.75%		10/29/2024	5,320,581
2,800,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	(a)	03/26/2079	2,643,914
3,000,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	2,832,765
7,288,376	AI Candelaria Spain S.A.	7.50%		12/15/2028	6,651,910
5,485,000	Avolon Holdings Funding Ltd.	2.13%	(a)	02/21/2026	4,916,510
4,870,000	Axiata SPV2 BHD	4.36%		03/24/2026	4,712,924
400,000	Banco Continental SAECA	2.75%		12/10/2025	363,816
3,000,000	Banco Continental SAECA	2.75%	(a)	12/10/2025	2,728,623
3,000,000	Banco de Bogota S.A.	6.25%		05/12/2026	2,864,372
9,350,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%	(a)	09/30/2031	8,223,230
1,800,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	1,583,082
3,050,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	2,803,070
400,000	Banco Inbursa S.A. Institucion De Banca Multiple Grupo Financiero Inbursa	4.38%		04/11/2027	374,285
2,500,000	Banco Internacional del Peru S.A.A. Interbank (3 Month LIBOR USD + 5.76%)	6.63%	(k)	03/19/2029	2,471,042
8,750,000	Banco Internacional del Peru S.A.A. Interbank (5 Year CMT Rate + 3.71%)	4.00%		07/08/2030	8,060,706
2,900,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38%		09/14/2025	2,701,698
2,000,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38%	(a)	09/14/2025	1,863,240
4,400,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand (5 Year CMT Rate + 3.00%)	5.95%		10/01/2028	4,349,403
3,200,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	6.91%		10/18/2027	2,975,151
11,800,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	10,173,080
11,262,000	Bank Hapoalim B.M.	3.26%	(a)(b)	01/21/2032	9,643,020
7,580,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28%	(a)	01/29/2031	6,785,245
2,945,000	Bank of Montreal	1.50%		01/10/2025	2,784,789
2,688,000	Bank of Nova Scotia	4.75%		02/02/2026	2,624,750
5,420,000	Barclays PLC (1 Year CMT Rate + 0.80%)	1.01%		12/10/2024	5,361,329
1,965,000	BAT Capital Corporation	2.79%		09/06/2024	1,907,276
3,900,000	BAT International Finance PLC	1.67%		03/25/2026	3,515,121
2,700,000	BBVA Banco Continental S.A. (5 Year CMT Rate + 2.75%)	5.25%		09/22/2029	2,636,689
6,221,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	5,996,798
3,990,000	BHP Billiton Finance USA Ltd.	5.25%		09/08/2026	3,965,570
2,790,000	BMW US Capital LLC	5.97%	(a)(d)	08/11/2025	2,796,323

22	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,220,000	BNP Paribas S.A. (Secured Overnight Financing Rate 3 Month + 2.50%)	4.71%	(a)	01/10/2025	5,194,495
5,525,000	BPCE S.A.	2.38%	(a)	01/14/2025	5,237,514
8,800,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	8,671,669
1,127,000	BRF GmbH	4.35%		09/29/2026	1,037,048
1,750,000	Camposol S.A.	6.00%		02/03/2027	1,020,718
3,325,000	Canadian Imperial Bank of Commerce	3.95%		08/04/2025	3,211,514
5,690,000	Canadian Pacific Railway Company	1.35%		12/02/2024	5,395,869
1,100,000	Cencosud S.A.	5.15%		02/12/2025	1,081,263
12,000,000	Chile Electricity PEC S.p.A.	0.00%	(a)	01/25/2028	9,335,970
4,920,000	Commonwealth Bank of Australia (Secured Overnight Financing Rate + 0.40%)	5.68%	(a)	07/07/2025	4,904,595
8,100,000	Cosan Overseas Ltd.	7.00%		01/20/2027	8,079,610
1,400,000	Credicorp Ltd.	2.75%		06/17/2025	1,312,875
3,200,000	CSN Steel S.L.	7.63%		04/17/2026	3,204,189
2,185,000	Daimler Truck Finance North America LLC	5.15%	(a)	01/16/2026	2,157,074
3,320,000	Daimler Trucks Finance North America LLC	1.63%	(a)	12/13/2024	3,155,574
13,000,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	11,815,461
300,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	299,086
895,726	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00%	(a)(e)	04/01/2025	197,060
201,465	Digicel Group Holdings Ltd. (7.00% PIK)	7.00%	(a)(e)(f)	10/16/2023	11,863
2,242,450	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	2,022,656
3,334,440	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	3,119,680
100,000	Enbridge, Inc.	4.00%		10/01/2023	100,000
2,320,000	Enbridge, Inc.	0.55%		10/04/2023	2,319,624
2,825,000	Enbridge, Inc.	2.50%		02/14/2025	2,692,757
7,000,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	6,895,687
500,000	Equate Petrochemical B.V.	4.25%		11/03/2026	475,675
9,638,235	Fenix Power Peru S.A.	4.32%		09/20/2027	8,923,175
1,350,000	Freeport Indonesia PT	4.76%	(a)	04/14/2027	1,288,078
3,700,000	Freeport Indonesia PT	4.76%		04/14/2027	3,530,289
5,950,000	Freeport-McMoRan, Inc.	5.00%		09/01/2027	5,657,567
5,500,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	5,045,507
11,888,731	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	10,991,021
1,045,000	Glencore Funding LLC	4.13%	(a)	03/12/2024	1,036,188
3,990,000	Glencore Funding LLC	4.00%	(a)	04/16/2025	3,873,574
3,779,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%	(k)	04/16/2029	3,433,014
6,989,400	GNL Quintero S.A.	4.63%		07/31/2029	6,680,471
400,000	Gold Fields Orogen Holdings BVI Ltd.	5.13%		05/15/2024	396,328
3,615,000	Grupo de Inversiones Suramericana S.A.	5.50%		04/29/2026	3,443,668
2,475,928	Guara Notre SARL	5.20%		06/15/2034	2,109,673
5,425,000	HSBC Holdings PLC (Secured Overnight Financing Rate + 0.58%)	1.16%		11/22/2024	5,374,212
3,000,000	Industrias Penoles SAB de CV	4.15%		09/12/2029	2,632,382
7,334,000	Inkia Energy Ltd.	5.88%		11/09/2027	7,049,808
896,211	Interoceanica Finance Ltd.	0.00%		11/30/2025	831,235

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
8,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	7,366,555
2,000,000	JBS USA LUX SA / JBS USA Food Company / JBS USA Finance, Inc.	2.50%		01/15/2027	1,768,380
900,000	JBS USA LUX SA / JBS USA Food Company / JBS USA Finance, Inc.	3.00%		02/02/2029	755,971
2,845,000	JDE Peet’s NV	0.80%	(a)	09/24/2024	2,701,089
1,000,000	Kallpa Generacion S.A.	4.88%		05/24/2026	953,838
3,500,000	KT Corporation	1.00%		09/01/2025	3,202,006
2,000,000	KT Corporation	2.50%		07/18/2026	1,838,559
7,000,000	LG Chem Ltd.	3.25%		10/15/2024	6,808,862
13,090,000	MEGlobal Canada ULC	5.00%	(a)	05/18/2025	12,783,812
200,000	MEGlobal Canada ULC	5.00%		05/18/2025	195,322
2,000,000	Mercury Chile Holdco LLC	6.50%	(a)	01/24/2027	1,841,809
200,000	Mercury Chile Holdco LLC	6.50%		01/24/2027	184,181
986,715	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	939,318
3,235,500	Millicom International Cellular S.A.	6.63%		10/15/2026	3,047,671
6,570,000	Millicom International Cellular S.A.	5.13%		01/15/2028	5,558,550
11,500,000	Minejesa Capital B.V.	4.63%		08/10/2030	10,260,875
5,120,000	Mitsubishi UFJ Financial Group, Inc.	3.78%		03/02/2025	4,965,541
2,801,000	Mizuho Financial Group, Inc. (Secured Overnight Financing Rate + 0.96%)	6.31%		05/22/2026	2,801,376
1,750,000	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	1,589,893
2,000,000	Multibank, Inc.	7.75%	(a)	02/03/2028	2,018,290
6,123,698	MV24 Capital B.V.	6.75%		06/01/2034	5,407,764
6,900,000	NBM US Holdings, Inc.	7.00%		05/14/2026	6,848,016
2,809,000	NXP B.V.	4.40%		06/01/2027	2,666,029
5,400,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	4,924,503
9,000,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%	(a)	09/10/2030	8,283,929
10,000,000	Reliance Industries Ltd.	4.13%		01/28/2025	9,762,308
2,390,000	Royal Bank of Canada	5.84%	(d)	01/20/2026	2,368,095
6,858,000	Sable International Finance Ltd.	5.75%		09/07/2027	6,230,664
3,100,000	Sasol Financing USA LLC	4.38%		09/18/2026	2,751,142
4,700,000	Sociedad Quimica y Minera de Chile S.A.	4.38%		01/28/2025	4,576,455
1,162,000	St Marys Cement, Inc.	5.75%		01/28/2027	1,130,502
5,180,000	Sumitomo Mitsui Trust Bank Ltd.	5.65%	(a)	03/09/2026	5,167,448
2,100,000	Telefonica Celular del Paraguay S.A.	5.88%		04/15/2027	1,913,688
2,950,000	Toronto-Dominion Bank	0.70%		09/10/2024	2,810,400
3,830,000	TransCanada PipeLines Ltd.	6.20%		03/09/2026	3,825,892
5,000,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	4,729,229
7,000,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	6,910,739
5,400,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	4,870,146
3,200,000	UPL Corporation Ltd.	4.50%		03/08/2028	2,766,773
1,000,000	Vedanta Resources Ltd.	6.13%		08/09/2024	631,621
3,155,000	Volkswagen Group of America Finance LLC	0.88%	(a)	11/22/2023	3,133,904
300,000	Volkswagen Group of America Finance LLC	4.35%	(a)	06/08/2027	285,605
4,500,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	2,537,697

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	23

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,000,000	VTR Finance NV	6.38%		07/15/2028	756,471

	Total Foreign Corporate Bonds (Cost $500,063,640)				470,636,573

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS 2.1%
5,986,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	4,960,673
1,891,581	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	1,325,784
18,000,000	Colombia Government International Bond	4.50%		01/28/2026	17,269,421
5,536,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%	(k)	07/15/2029	5,404,578
2,000,000	Dominican Republic International Bond	5.50%		01/27/2025	1,974,069
7,900,000	Ecopetrol S.A.	4.13%		01/16/2025	7,632,283
2,400,000	Indonesia Asahan Aluminium Persero PT	4.75%		05/15/2025	2,348,004
11,000,000	Korea Development Bank	0.80%		04/27/2026	9,757,342
3,300,000	Korea Development Bank	1.00%		09/09/2026	2,897,273
2,000,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	1,877,325
4,000,000	Korea East-West Power Company Ltd.	1.75%	(a)	05/06/2025	3,754,651
4,200,000	Korea Hydro & Nuclear Power Company Ltd.	1.25%	(a)	04/27/2026	3,760,110
7,000,000	Korea Southern Power Company Ltd.	0.75%	(a)	01/27/2026	6,246,711
1,038,713	Lima Metro Finance Ltd.	5.88%		07/05/2034	1,003,064
1,000,000	Oleoducto Central S.A.	4.00%		07/14/2027	891,986
900,000	ONGC Videsh Ltd.	4.63%		07/15/2024	888,710
2,850,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	2,699,321
4,500,000	Panama Government International Bond	3.75%		03/16/2025	4,354,451
9,000,000	Pertamina Persero PT	1.40%		02/09/2026	8,126,227
1,400,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	1,317,750
3,634,000	Petrobras Global Finance B.V.	7.38%		01/17/2027	3,748,613
2,500,000	Petronas Capital Ltd.	3.50%		03/18/2025	2,422,121
5,000,000	Republic of South Africa Government Bond	4.67%		01/17/2024	4,965,853
1,800,000	Republic of South Africa Government Bond	4.88%		04/14/2026	1,719,540
4,000,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	3,657,792
14,000,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	13,070,187

	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $127,050,278)				118,073,839

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 13.8%

	ACRE Commercial Mortgage Ltd.,
5,000,000	Series 2021-FL4-AS (Secured Overnight Financing Rate 1 Month + 1.21%, 1.10% Floor)	6.55%	(a)	12/18/2037	4,928,455

	ACREC Ltd.,
16,345,162	Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.26%, 1.15% Floor)	6.60%	(a)	10/16/2036	16,175,041

	Arbor Multifamily Mortgage Securities Trust,
14,340,000	Series 2021-MF2-A2	2.02%	(a)	06/15/2054	12,855,575

	Arbor Realty Ltd.,
5,000,000	Series 2021-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.65%	(a)	12/15/2035	4,920,160
3,000,000	Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.21%, 1.10% Floor)	6.55%	(a)	05/15/2036	2,973,378

	AREIT Trust,
4,591,074	Series 2022-CRE6-A (Secured Overnight Financing Rate 30 Day Average + 1.25%, 1.25% Floor)	6.56%	(a)	01/20/2037	4,527,130

	Atrium Hotel Portfolio Trust,
2,579,000	Series 2018-ATRM-A (Secured Overnight Financing Rate 1 Month + 1.25%, 0.95% Floor)	6.58%	(a)	06/15/2035	2,529,875

	Bank of America Merrill Lynch Commercial Mortgage Trust,
31,207,893	Series 2016-UB10-XA	1.89%	(b)(g)	07/15/2049	997,239

	BANK,
73,170,091	Series 2017-BNK5-XA	1.08%	(b)(g)	06/15/2060	1,950,473
90,962,303	Series 2017-BNK6-XA	0.91%	(b)(g)	07/15/2060	1,981,459
21,347,857	Series 2019-BN20-XA	0.94%	(b)(g)	09/15/2062	795,586
190,406,279	Series 2020-BN26-XA	1.34%	(b)(g)	03/15/2063	10,540,035

	BANK5,
4,466,612	Series 2023-5YR2-A1	6.20%		03/15/2028	4,457,866

	BBCMS Mortgage Trust,
79,553,409	Series 2017-C1-XA	1.62%	(b)(g)	02/15/2050	3,070,276
174,875	Series 2018-BXH-A (Secured Overnight Financing Rate 1 Month + 1.05%, 1.00% Floor)	6.38%	(a)	10/15/2037	172,276
17,989,000	Series 2018-TALL-A (Secured Overnight Financing Rate 1 Month + 0.92%, 0.87% Floor)	6.25%	(a)	03/15/2037	16,676,593
10,696,000	Series 2018-TALL-B (Secured Overnight Financing Rate 1 Month + 1.17%, 1.12% Floor)	6.50%	(a)	03/15/2037	9,181,820
118,167,336	Series 2020-C6-XA	1.16%	(b)(g)	02/15/2053	5,550,875
59,000,000	Series 2020-C6-XB	0.79%	(b)(g)	02/15/2053	2,187,555

	BDS Ltd.,
5,280,330	Series 2021-FL8-A (Secured Overnight Financing Rate 1 Month + 1.03%, 0.92% Floor)	6.37%	(a)	01/18/2036	5,229,945

	Benchmark Mortgage Trust,
91,623,704	Series 2018-B1-XA	0.68%	(b)(g)	01/15/2051	1,662,851
174,562,216	Series 2020-B16-XA	0.92%	(b)(g)	02/15/2053	7,548,472
35,720,000	Series 2020-IG1-XB	0.24%	(b)(g)	09/15/2043	320,230
2,428,879	Series 2023-B39-A1	6.04%		07/15/2056	2,415,374
1,843,959	Series 2023-V2-A1	5.85%		05/15/2055	1,815,100

	BMO Mortgage Trust,
2,514,866	Series 2023-C5-A1	5.74%		06/15/2056	2,468,911

24	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	BPR Trust,
8,789,000	Series 2021-TY-A (Secured Overnight Financing Rate 1 Month + 1.16%, 1.05% Floor)	6.50%	(a)	09/15/2038	8,472,191

	BRSP Ltd.,
16,859,000	Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.26%, 1.15% Floor)	6.59%	(a)	08/19/2038	16,480,296

	BSPRT Issuer Ltd.,
20,000,000	Series 2021-FL6-A (Secured Overnight Financing Rate 1 Month + 1.21%, 1.10% Floor)	6.55%	(a)	03/15/2036	19,761,960
13,851,000	Series 2021-FL7-A (Secured Overnight Financing Rate 1 Month + 1.43%, 1.43% Floor)	6.77%	(a)	12/15/2038	13,690,121

	BSREP Commercial Mortgage Trust,
12,366,617	Series 2021-DC-A (Secured Overnight Financing Rate 1 Month + 1.06%, 0.95% Floor)	6.40%	(a)	08/15/2038	11,608,569

	BX Commercial Mortgage Trust,
7,030,822	Series 2020-VKNG-A (Secured Overnight Financing Rate 1 Month + 1.04%, 0.93% Floor)	6.38%	(a)	10/15/2037	6,963,066

	BX Trust,
4,314,362	Series 2021-21M-A (Secured Overnight Financing Rate 1 Month + 0.84%, 0.73% Floor)	6.18%	(a)	10/15/2036	4,233,198
7,752,000	Series 2021-VIEW-A (Secured Overnight Financing Rate 1 Month + 1.39%, 1.28% Floor)	6.73%	(a)	06/15/2036	7,394,958
16,787,000	Series 2021-VOLT-B (Secured Overnight Financing Rate 1 Month + 1.06%, 0.95% Floor)	6.40%	(a)	09/15/2036	16,247,988
13,130,171	Series 2021-XL2-B (Secured Overnight Financing Rate 1 Month + 1.11%, 1.00% Floor)	6.44%	(a)	10/15/2038	12,802,113

	BXMT Ltd.,
1,024,511	Series 2020-FL2-A (Secured Overnight Financing Rate 1 Month + 1.01%, 1.01% Floor)	6.35%	(a)	02/15/2038	967,062
20,000,000	Series 2021-FL4-A (Secured Overnight Financing Rate 1 Month + 1.16%, 1.05% Floor)	6.50%	(a)	05/15/2038	18,838,120

	CD Commercial Mortgage Trust,
20,603,095	Series 2017-CD4-XA	1.38%	(b)(g)	05/10/2050	678,734

	CFCRE Commercial Mortgage Trust,
42,452,000	Series 2017-C8-XB	1.06%	(b)(g)	06/15/2050	1,168,398

	CFK Trust,
116,365,000	Series 2020-MF2-X	0.89%	(a)(b)(g)	03/15/2039	2,648,118

	CHCP Ltd.,
5,773,232	Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.16%, 1.05% Floor)	6.50%	(a)	02/15/2038	5,702,753
4,590,000	Series 2021-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.41%, 1.30% Floor)	6.75%	(a)	02/15/2038	4,485,270

	Citigroup Commercial Mortgage Trust,
1,264,196	Series 2014-FL2-A (Secured Overnight Financing Rate 1 Month + 1.97%, 1.85% Floor)	7.30%	(a)	11/15/2031	1,258,450

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Citigroup Commercial Mortgage Trust, (Cont.)
7,987,303	Series 2014-GC23-A3	3.36%		07/10/2047	7,857,466
3,099,807	Series 2015-P1-A4	3.46%		09/15/2048	2,983,248
30,281,728	Series 2016-GC36-XA	1.37%	(b)(g)	02/10/2049	666,973
52,286,593	Series 2016-P3-XA	1.82%	(b)(g)	04/15/2049	1,393,171
9,000,000	Series 2018-TBR-A (Secured Overnight Financing Rate 1 Month + 1.07%, 0.83% Floor)	6.40%	(a)	12/15/2036	8,869,407
242,000	Series 2019-PRM-D	4.35%	(a)	05/10/2036	240,982

	CLNC Ltd.,
42,773	Series 2019-FL1-A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.25% Floor)	6.69%	(a)	08/20/2035	42,816
16,415,000	Series 2019-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.66%, 1.55% Floor)	6.99%	(a)	08/20/2035	16,280,397

	COMM Mortgage Trust,
225,000	Series 2014-CR18-AM	4.10%		07/15/2047	218,867
13,027,200	Series 2014-UBS5-A3	3.57%		09/10/2047	12,831,789

	Commercial Mortgage Pass-Through Trust,
34,795,911	Series 2013-CR12-XA	0.99%	(b)(g)	10/10/2046	1,708
137,183,885	Series 2015-CR25-XA	0.94%	(b)(g)	08/10/2048	1,603,309
6,818,000	Series 2015-DC1-A5	3.35%		02/10/2048	6,526,084
11,308,000	Series 2018-HCLV-A (Secured Overnight Financing Rate 1 Month + 1.15%, 1.00% Floor)	6.63%	(a)	09/15/2033	10,374,180

	CSAIL Commercial Mortgage Trust,
2,435,663	Series 2015-C3-A3	3.45%		08/15/2048	2,333,925
89,130,067	Series 2017-C8-XA	1.24%	(b)(g)	06/15/2050	2,747,987
12,900,178	Series 2017-CX9-XA	0.75%	(b)(g)	09/15/2050	169,772

	DBCG Mortgage Trust,
12,925,000	Series 2017-BBG-B (Prime Rate)	8.50%	(a)	06/15/2034	12,761,183

	DBJPM Mortgage Trust,
700,000	Series 2016-C3-A5	2.89%		08/10/2049	637,367

	EQUS Mortgage Trust,
18,292,633	Series 2021-EQAZ-A (Secured Overnight Financing Rate 1 Month + 0.87%, 0.76% Floor)	6.20%	(a)	10/15/2038	17,878,521

	Extended Stay America Trust,
4,030,067	Series 2021-ESH-A (Secured Overnight Financing Rate 1 Month + 1.19%, 1.08% Floor)	6.53%	(a)	07/15/2038	3,999,758

	FS Rialto,
7,778,247	Series 2019-FL1-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.65%	(a)	12/16/2036	7,661,815
20,160,154	Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.33%, 1.33% Floor)	6.67%	(a)	05/16/2038	19,843,479
9,289,000	Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.25% Floor)	6.70%	(a)	11/16/2036	9,170,816

	GPMT Ltd,
9,225,000	Series 2021-FL4-A (Secured Overnight Financing Rate 1 Month + 1.46%, 1.35% Floor)	6.79%	(a)	12/15/2036	8,960,658
4,157,629	Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.36% Floor)	6.70%	(a)	07/16/2035	4,109,712

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	25

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Great Wolf Trust,
15,959,000	Series 2019-WOLF-A (Secured Overnight Financing Rate 1 Month + 1.15%, 1.03% Floor)	6.48%	(a)	12/15/2036	15,885,887

	Greystone Commercial Real Estate Notes,
12,813,000	Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.13%, 1.02% Floor)	6.47%	(a)	07/15/2039	12,689,380

	GS Mortgage Securities Corporation II,
6,615,000	Series 2023-SHIP-A	4.47%	(a)(b)	09/10/2038	6,326,952

	GS Mortgage Securities Corporation Trust,
2,615,000	Series 2018-TWR-A (Secured Overnight Financing Rate 1 Month + 1.20%, 0.90% Floor)	6.53%	(a)	07/15/2031	2,205,099
9,296,000	Series 2021-IP-A (Secured Overnight Financing Rate 1 Month + 1.06%, 0.95% Floor)	6.40%	(a)	10/15/2036	8,869,145

	GS Mortgage Securities Trust,
3,560,000	Series 2014-GC20-A5	4.00%		04/10/2047	3,525,894
1,860,000	Series 2014-GC26-A5	3.63%		11/10/2047	1,793,053
106,043,788	Series 2017-GS6-XA	1.16%	(b)(g)	05/10/2050	3,117,868
126,098,454	Series 2017-GS7-XA	1.23%	(b)(g)	08/10/2050	3,946,705
138,247,375	Series 2017-GS8-XA	1.08%	(b)(g)	11/10/2050	4,026,676
54,603,237	Series 2019-GC42-XA	0.93%	(b)(g)	09/10/2052	1,854,080

	HGI CRE Ltd.,
3,824,095	Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.16%, 1.16% Floor)	6.50%	(a)	06/16/2036	3,797,242

	JP Morgan Chase Commercial Mortgage Securities Trust,
7,400,456	Series 2014-C20-XA	0.86%	(b)(g)	07/15/2047	8,590
56,132,808	Series 2016-JP4-XA	0.71%	(b)(g)	12/15/2049	773,645
59,178,200	Series 2020-ACE-XA	0.47%	(a)(b)(g)	01/10/2037	214,876
117,285,000	Series 2020-MKST-XCP	0.00%	(a)(b)(g)	12/15/2036	1,173

	JPMBB Commercial Mortgage Securities Trust,
3,350,000	Series 2014-C18-A5	4.08%		02/15/2047	3,315,228
2,550,000	Series 2014-C25-B	4.35%	(b)	11/15/2047	2,383,707
1,183,810	Series 2015-C30-A4	3.55%		07/15/2048	1,122,990
51,097,481	Series 2015-C32-XA	1.26%	(b)(g)	11/15/2048	625,597
425,336	Series 2016-C1-A5	3.58%		03/17/2049	400,563

	JPMCC Commercial Mortgage Securities Trust,
25,041,061	Series 2019-COR5-XA	1.63%	(b)(g)	06/13/2052	1,378,450

	KREF Ltd.,
11,569,000	Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.18%, 1.07% Floor)	6.52%	(a)	02/15/2039	11,453,541

	LCCM Trust,
12,816,979	Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.31% Floor)	6.65%	(a)	12/13/2038	12,516,562
10,000,000	Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.56%, 1.56% Floor)	6.90%	(a)	11/15/2038	9,924,210

	Life Mortgage Trust,
5,652,078	Series 2021-BMR-A (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor)	6.15%	(a)	03/15/2038	5,543,735

	LoanCore Issuer Ltd.,
9,954,080	Series 2019-CRE2-AS (Secured Overnight Financing Rate 1 Month + 1.61%, 1.50% Floor)	6.95%	(a)	05/15/2036	9,932,181

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	LoanCore Issuer Ltd., (Cont.)
1,899,388	Series 2019-CRE3-AS (Secured Overnight Financing Rate 1 Month + 1.48%, 1.37% Floor)	6.82%	(a)	04/15/2034	1,896,349
9,550,000	Series 2021-CRE5-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	6.75%	(a)(k)	07/15/2036	9,440,528
13,235,000	Series 2021-CRE6-A (Secured Overnight Financing Rate 1 Month + 1.41%, 1.30% Floor)	6.75%	(a)	11/15/2038	12,982,410

	LSTAR Commercial Mortgage Trust,
50,672,885	Series 2017-5-X	0.96%	(a)(b)(g)	03/10/2050	863,876

	Lument Finance Trust, Inc.,
13,700,000	Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.28%, 1.28% Floor)	6.62%	(a)	06/15/2039	13,570,713

	MF1 Ltd.,
15,764,122	Series 2021-FL6-A (Secured Overnight Financing Rate 1 Month + 1.21%, 1.10% Floor)	6.55%	(a)	07/16/2036	15,421,931
5,000,000	Series 2022-FL8-A (Secured Overnight Financing Rate 1 Month + 1.35%, 1.35% Floor)	6.68%	(a)	02/19/2037	4,943,297

	MF1 Multifamily Housing Mortgage Loan Trust,
1,573,025	Series 2021-FL5-A (Secured Overnight Financing Rate 1 Month + 0.96%, 0.96% Floor)	6.30%	(a)	07/15/2036	1,557,328
10,343,000	Series 2021-FL5-AS (Secured Overnight Financing Rate 1 Month + 1.31%, 1.31% Floor)	6.65%	(a)	07/15/2036	10,129,489

	MHP,
5,652,138	Series 2022-MHIL-A (Secured Overnight Financing Rate 1 Month + 0.81%, 0.82% Floor)	6.15%	(a)	01/15/2027	5,527,440

	Morgan Stanley Bank of America Merrill Lynch Trust,
518,683	Series 2013-C10-AS	4.09%	(b)	07/15/2046	503,544
2,245,000	Series 2014-C16-A5	3.89%		06/15/2047	2,210,563
13,853,522	Series 2014-C19-LNCX	0.76%	(a)(b)(g)	12/15/2046	61,052

	Morgan Stanley Capital I Trust,
401,946	Series 2021-L5-A1	0.79%		05/15/2054	370,765

	Morgan Stanley Capital Trust,
1,119,235	Series 2006-HQ10-X1	0.59%	(a)(b)(g)	11/12/2041	12,025
59,648,504	Series 2017-H1-XA	1.48%	(b)(g)	06/15/2050	1,794,472
7,895,000	Series 2019-PLND-D (Secured Overnight Financing Rate 1 Month + 1.86%, 1.75% Floor)	7.20%	(a)	05/15/2036	6,245,995
18,374,239	Series 2021-ILP-A (Secured Overnight Financing Rate 1 Month + 0.89%, 0.78% Floor)	6.23%	(a)	11/15/2023	17,980,486
14,862,000	Series 2021-L6-A2	2.13%	(b)	06/15/2054	13,318,715

	Natixis Commercial Mortgage Securities Trust,
3,276,668	Series 2018-FL1-A (Secured Overnight Financing Rate 1 Month + 1.06%, 0.95% Floor)	6.40%	(a)	06/15/2035	3,096,774

	PFP Ltd.,
8,181,546	Series 2021-7-AS (Secured Overnight Financing Rate 1 Month + 1.26%, 1.15% Floor)	6.60%	(a)	04/14/2038	8,128,750
4,805,600	Series 2021-8-A (Secured Overnight Financing Rate 1 Month + 1.11%, 1.00% Floor)	6.45%	(a)	08/09/2037	4,742,873

26	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	SREIT Trust,
9,803,000	Series 2021-MFP-A (Secured Overnight Financing Rate 1 Month + 0.85%, 0.73% Floor)	6.18%	(a)	11/15/2038	9,628,671

	STWD Ltd.,
12,887,000	Series 2019-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.51%, 1.51% Floor)	6.85%	(a)	07/15/2038	12,519,721
10,995,000	Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.65%	(a)	04/18/2038	10,790,669

	TRTX Issuer Ltd.,
13,118,757	Series 2021-FL4-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.65%	(a)	03/15/2038	12,865,172

	TTAN,
4,657,312	Series 2021-MHC-A (Secured Overnight Financing Rate 1 Month + 0.96%, 0.85% Floor)	6.30%	(a)	03/15/2038	4,594,325

	UBS Commercial Mortgage Trust,
52,478,003	Series 2017-C1-XA	1.68%	(b)(g)	06/15/2050	2,192,510
86,555,427	Series 2017-C3-XA	1.26%	(b)(g)	08/15/2050	2,425,309
94,284,300	Series 2018-C8-XA	0.97%	(b)(g)	02/15/2051	2,775,504

	Wells Fargo Commercial Mortgage Trust,
24,314,283	Series 2015-LC22-XA	0.90%	(b)(g)	09/15/2058	277,890
173,713,940	Series 2019-C51-XA	1.48%	(b)(g)	06/15/2052	8,866,325
14,728,803	Series 2020-C58-XA	1.92%	(b)(g)	07/15/2053	1,334,829
11,851,000	Series 2021-C60-A2	2.04%		08/15/2054	10,592,587
3,201,089	Series 2021-SAVE-A (Secured Overnight Financing Rate 1 Month + 1.26%, 1.15% Floor)	6.60%	(a)	02/15/2040	3,064,148
4,472,000	Series 2021-SAVE-B (Secured Overnight Financing Rate 1 Month + 1.56%, 1.45% Floor)	6.90%	(a)	02/15/2040	4,213,341

	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $909,506,714)				790,072,710

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 13.0%

	Angel Oak Mortgage Trust,
15,510,902	Series 2021-7-A1	1.98%	(a)(b)	10/25/2066	12,615,764

	Arroyo Mortgage Trust,
5,261,099	Series 2019-3-A2	3.21%	(a)(b)	10/25/2048	4,783,621
2,843,357	Series 2019-3-A3	3.42%	(a)(b)	10/25/2048	2,586,304

	Banc of America Mortgage Trust,
334,115	Series 2005-E-2A1	4.59%	(b)	06/25/2035	279,273

	BCAP LLC Trust,
508,423	Series 2011-RR1-8A3	5.39%	(a)(b)	09/30/2056	368,467

	Bear Stearns Adjustable Rate Mortgage Trust,
1,292,111	Series 2003-9-4A1	4.26%	(b)	02/25/2034	1,269,724

	Bear Stearns Asset Backed Securities Trust,
157,962	Series 2004-AC2-2A	5.00%		05/25/2034	133,296

	BRAVO Residential Funding Trust,
4,544,979	Series 2020-RPL1-A1	2.50%	(a)(b)	05/26/2059	4,289,638

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	BRAVO Residential Funding Trust, (Cont.)
12,917,709	Series 2021-A-A1	1.99%	(a)(h)	10/25/2059	12,387,644
17,329,119	Series 2021-B-A1	2.12%	(a)(h)	04/01/2069	16,799,373
6,981,451	Series 2022-RPL1-A1	2.75%	(a)(b)	09/25/2061	6,088,862

	Carrington Mortgage Loan Trust,
2,114,659	Series 2006-NC3-A3 (Secured Overnight Financing Rate 1 Month + 0.26%, 0.15% Floor, 12.50% Cap)	5.58%		08/25/2036	1,988,358

	Chase Funding Mortgage Loan,
2,180,381	Series 2004-2-1A5	6.20%	(h)	02/26/2035	2,117,852

	CHL Mortgage Pass-Through Trust,
376,061	Series 2004-HYB9-1A1	3.86%	(b)	02/20/2035	373,253
3,873,041	Series 2005-3-1A2 (Secured Overnight Financing Rate 1 Month + 0.69%, 0.58% Floor)	6.01%		04/25/2035	3,505,947

	Citigroup Mortgage Loan Trust, Inc.,
344,299	Series 2006-AR1-2A1 (1 Year CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	6.38%		03/25/2036	314,583

	Citigroup Mortgage Loan Trust,
2,026,760	Series 2020-EXP1-A1A	1.80%	(a)(b)	05/25/2060	1,815,422

	COLT Mortgage Loan Trust,
297,792	Series 2020-2-A1	1.85%	(a)(b)	03/25/2065	295,966
5,521,191	Series 2021-1R-A1	0.86%	(a)(b)	05/25/2065	4,616,228
5,770,366	Series 2021-5-A1	1.73%	(a)(b)	11/26/2066	4,754,564
15,468,831	Series 2021-RPL1-A1	1.67%	(a)(b)	09/25/2061	13,300,137
3,829,654	Series 2023-2-A1	6.60%	(a)(h)	07/25/2068	3,819,696

	Credit Suisse First Boston Mortgage Securities Corporation,
26,475	Series 2005-11-5A1	5.25%		06/25/2026	18,472

	Credit Suisse Mortgage-Backed Trust,
30,693,907	Series 2019-RP10-A1	3.06%	(a)(b)	12/26/2059	30,340,810
2,969,558	Series 2022-NQM5-A1	5.17%	(a)(b)	05/25/2067	2,885,616

	CSMC Trust,
11,046,344	Series 2020-RPL3-A1	2.69%	(a)(b)	03/25/2060	10,843,986
1,966,790	Series 2021-NQM1-A2	0.99%	(a)(b)	05/25/2065	1,638,639
3,277,983	Series 2021-NQM1-A3	1.20%	(a)(b)	05/25/2065	2,737,758
7,749,671	Series 2021-NQM5-A3	1.35%	(a)(b)	05/25/2066	5,857,467
5,137,290	Series 2021-RPL4-A1	1.80%	(a)(b)	12/27/2060	4,806,901
17,697,623	Series 2022-NQM1-A1	2.27%	(a)(b)	11/25/2066	14,602,574
9,000,441	Series 2022-RPL4-A1	3.90%	(a)(b)	04/25/2062	8,277,804

	Ellington Financial Mortgage Trust,
1,148,618	Series 2020-1-A1	2.01%	(a)(b)	05/25/2065	1,100,968

	Federal Home Loan Mortgage Corporation STACR REMICS,
2,390,220	Series 2022-DNA2-M1A (Secured Overnight Financing Rate 30 Day Average + 1.30%)	6.61%	(a)	02/25/2042	2,385,315

	First Horizon Mortgage Pass-Through Trust,
1,831,227	Series 2007-AR2-1A1	5.54%	(b)	08/25/2037	613,445

	FirstKey Homes Trust,
7,481,677	Series 2020-SFR2-A	1.27%	(a)	10/19/2037	6,791,382

	GCAT Trust,
5,470,047	Series 2022-NQM4-A1	5.27%	(a)(h)	08/25/2067	5,346,419

	GSR Mortgage Loan Trust,
2,406,879	Series 2005-9F-2A2	6.00%		01/25/2036	1,128,851
147,107	Series 2005-AR7-3A1	6.11%	(b)	11/25/2035	135,267

	HOMES Trust,
14,322,180	Series 2023-NQM2-A1	6.46%	(a)(h)	02/25/2068	14,319,102

	Homeward Opportunities Fund Trust,
12,409,587	Series 2022-1-A1	5.08%	(a)(h)	07/25/2067	12,039,250

	JP Morgan Alternative Loan Trust,
21,789	Series 2006-S4-A6	6.21%	(h)	12/25/2036	20,806

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	27

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Legacy Mortgage Asset Trust,
16,087,898	Series 2019-GS7-A1	6.25%	(a)(h)	11/25/2059	15,954,195
10,028,205	Series 2020-GS5-A1	6.25%	(a)(h)	06/25/2060	9,928,658
830,541	Series 2020-SL1-A	5.73%	(a)(h)	01/25/2060	829,820
956,819	Series 2021-GS1-A1	1.89%	(a)(h)	10/25/2066	890,155
10,675,324	Series 2021-GS2-A1	1.75%	(a)(h)	04/25/2061	9,910,987
19,003,469	Series 2021-GS3-A1	1.75%	(a)(h)	07/25/2061	17,786,780
24,786,993	Series 2021-GS4-A1	1.65%	(a)(h)	11/25/2060	22,559,408
3,864,672	Series 2021-SL1-A	1.99%	(a)(b)	09/25/2060	3,836,567

	LHOME Mortgage Trust,
4,825,692	Series 2021-RTL1-A1	2.09%	(a)(b)	02/25/2026	4,806,146

	MASTR Adjustable Rate Mortgages Trust,
1,757,363	Series 2006-2-2A1	4.96%	(b)	04/25/2036	961,016

	Merrill Lynch Mortgage Investors Trust,
527,071	Series 2005-3-2A	4.58%	(b)	11/25/2035	503,955

	MFA Trust,
2,133,581	Series 2021-NPL1-A1	2.36%	(a)(h)	03/25/2060	2,054,943
10,751,557	Series 2021-NQM2-A1	1.03%	(a)(b)	11/25/2064	8,795,767
1,392,838	Series 2021-NQM2-A2	1.32%	(a)(b)	11/25/2064	1,150,124

	Mill City Mortgage Loan Trust,
2,599,297	Series 2017-3-A1	2.75%	(a)(b)	01/25/2061	2,523,604

	Morgan Stanley Mortgage Loan Trust,
7,105	Series 2004-1-1A1	5.00%		11/25/2033	5,160

	OBX Trust,
1,314,891	Series 2018-1-A2 (Secured Overnight Financing Rate 1 Month + 0.76%)	6.08%	(a)	06/25/2057	1,252,290
10,378,429	Series 2022-NQM1-A1	2.31%	(a)(b)	11/25/2061	8,637,061
2,638,928	Series 2022-NQM7-A1	5.11%	(a)(h)	08/25/2062	2,569,477
9,655,938	Series 2023-NQM5-A1A	6.57%	(a)(h)	06/25/2063	9,669,254

	Pretium Mortgage Credit Partners LLC,
8,833,756	Series 2021-NPL1-A1	2.24%	(a)(h)	09/27/2060	8,552,756
3,274,425	Series 2021-NPL2-A1	1.99%	(a)(h)	06/27/2060	3,046,160
27,141,700	Series 2021-NPL3-A1	1.87%	(a)(h)	07/25/2051	25,230,433
15,926,919	Series 2021-RN1-A1	1.99%	(a)(h)	02/25/2061	15,093,548
5,419,882	Series 2021-RN2-A1	1.74%	(a)(h)	07/25/2051	5,053,158
18,187,397	Series 2021-RN3-A1	1.84%	(a)(h)	09/25/2051	16,538,633

	PRPM LLC,
6,771,599	Series 2020-4-A1	2.95%	(a)(h)	10/25/2025	6,637,901
14,291,588	Series 2021-1-A1	2.12%	(a)(b)	01/25/2026	13,525,660
10,129,568	Series 2021-2-A1	2.12%	(a)(b)	03/25/2026	9,753,137
10,168,363	Series 2021-3-A1	1.87%	(a)(h)	04/25/2026	9,586,096
14,213,579	Series 2021-4-A1	1.87%	(a)(h)	04/25/2026	13,131,713
10,616,629	Series 2021-5-A1	1.79%	(a)(h)	06/25/2026	9,842,728
13,595,432	Series 2021-6-A1	1.79%	(a)(h)	07/25/2026	12,788,642
24,602,763	Series 2021-7-A1	1.87%	(a)(h)	08/25/2026	22,707,703

	Securitized Asset Backed Receivables LLC Trust,
3,928,667	Series 2006-NC1-A3 (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	5.97%		03/25/2036	3,401,903

	Starwood Mortgage Residential Trust,
624,097	Series 2020-3-A1	1.49%	(a)(b)	04/25/2065	578,133
25,936,173	Series 2021-5-A1	1.92%	(a)(b)	09/25/2066	20,331,885

	Structured Asset Securities Corporation,
89,597	Series 2003-24A-1A3	6.54%	(b)	07/25/2033	86,983

	Terwin Mortgage Trust,
778,562	Series 2003-4HE-M1 (Secured Overnight Financing Rate 1 Month + 1.24%, 1.13% Floor)	6.56%		09/25/2034	769,310

	VCAT LLC,
9,164,618	Series 2021-NPL1-A1	2.29%	(a)(h)	12/26/2050	8,894,814
5,237,164	Series 2021-NPL3-A1	1.74%	(a)(h)	05/25/2051	4,889,628
18,356,825	Series 2021-NPL4-A1	1.87%	(a)(h)	08/25/2051	17,211,051
7,712,284	Series 2021-NPL5-A1	1.87%	(a)(h)	08/25/2051	7,300,843
10,155,390	Series 2021-NPL6-A1	1.92%	(a)(h)	09/25/2051	9,386,574

	Velocity Commercial Capital Loan Trust,
2,355,847	Series 2019-2-A	3.13%	(a)(b)	07/25/2049	2,175,536
5,436,884	Series 2021-1-M1	1.79%	(a)(b)	05/25/2051	4,244,386

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Velocity Commercial Capital Loan Trust, (Cont.)
20,499,973	Series 2021-2-A	1.52%	(a)(b)	08/25/2051	16,720,627
4,760,699	Series 2021-2-M1	1.82%	(a)(b)	08/25/2051	3,767,036

	Verus Securitization Trust,
1,176,719	Series 2020-2-A1	2.23%	(a)(b)	05/25/2060	1,150,549
788,233	Series 2020-INV1-A1	1.98%	(a)(b)	03/25/2060	772,814
8,420,194	Series 2021-4-A3	1.35%	(a)(b)	07/25/2066	6,387,400
7,603,921	Series 2021-7-A1	1.83%	(a)(b)	10/25/2066	6,370,742
13,382,712	Series 2022-INV1-A1	5.04%	(a)(h)	08/25/2067	12,990,889
446,090	Series 2022-INV1-A2	5.80%	(a)(h)	08/25/2067	435,880
21,566,506	Series 2023-4-A1	5.81%	(a)(h)	05/25/2068	21,150,999

	VOLT LLC,
8,384,371	Series 2021-NP10-A1	1.99%	(a)(h)	05/25/2051	7,697,689
19,701,953	Series 2021-NP11-A1	1.87%	(a)(h)	08/25/2051	18,310,715
11,069,168	Series 2021-NPL1-A1	1.89%	(a)(h)	02/27/2051	10,455,456
6,834,454	Series 2021-NPL3-A1	2.24%	(a)(h)	02/27/2051	6,471,001
5,497,787	Series 2021-NPL5-A1	2.12%	(a)(h)	03/27/2051	5,227,458
4,873,787	Series 2021-NPL6-A1	2.24%	(a)(h)	04/25/2051	4,562,154
21,505,097	Series 2021-NPL8-A1	2.12%	(a)(h)	04/25/2051	20,108,283
3,233,309	Series 2021-NPL9-A1	1.99%	(a)(h)	05/25/2051	3,004,324

	Washington Mutual Mortgage Pass-Through Certificates Trust,
144,946	Series 2002-AR16-A	4.33%	(b)	12/25/2032	137,044

	Wells Fargo Mortgage Backed Securities Trust,
223,422	Series 2007-7-A36	6.00%		06/25/2037	193,907

	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $812,215,029)				745,694,452

US CORPORATE BONDS 6.7%
2,515,000	AbbVie, Inc.	2.60%		11/21/2024	2,425,486
5,350,000	Amazon.com, Inc.	4.60%		12/01/2025	5,283,000
905,000	American Express Company	3.38%		05/03/2024	891,189
1,575,000	American Express Company	5.99%	(d)	11/04/2026	1,561,438
2,457,000	American Express Company (Secured Overnight Financing Rate + 0.93%)	6.28%		03/04/2025	2,467,497
2,670,000	Amgen, Inc.	5.51%		03/02/2026	2,654,588
2,625,000	Arrow Electronics, Inc.	6.13%		03/01/2026	2,615,345
3,335,000	AT&T, Inc.	5.54%		02/20/2026	3,308,882
7,950,000	Athene Global Funding	6.05%	(a)(d)	05/24/2024	7,918,060
1,625,000	Avery Dennison Corporation	0.85%		08/15/2024	1,555,335
4,615,000	Aviation Capital Group LLC	1.95%	(a)	09/20/2026	4,032,233
13,130,000	Bank of America Corporation (Secured Overnight Financing Rate 3 Month + 1.23%)	3.46%		03/15/2025	12,956,585
425,000	Boeing Company	4.88%		05/01/2025	417,766
2,970,000	Broadcom, Inc.	3.15%		11/15/2025	2,808,265
170,000	Broadcom, Inc.	3.88%		01/15/2027	159,789
5,245,000	Campbell Soup Company	3.95%		03/15/2025	5,097,350
2,800,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.16%)	4.99%		07/24/2026	2,717,867
7,355,000	Cardinal Health, Inc.	3.08%		06/15/2024	7,203,014
3,895,000	Caterpillar Financial Services Corporation	3.65%		08/12/2025	3,774,729
1,565,000	Caterpillar Financial Services Corporation	4.35%		05/15/2026	1,530,366

28	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,370,000	Charles Schwab Corporation	6.40%	(d)	03/03/2027	2,346,381
3,150,000	Citigroup, Inc. (Secured Overnight Financing Rate + 1.53%)	3.29%		03/17/2026	3,015,374
5,587,000	Citigroup, Inc. (Secured Overnight Financing Rate 3 Month + 1.16%)	3.35%		04/24/2025	5,488,459
2,665,000	Constellation Brands, Inc.	3.60%		05/09/2024	2,626,610
2,770,000	Crown Castle, Inc.	4.80%		09/01/2028	2,631,661
2,705,000	CVS Health Corporation	5.00%		02/20/2026	2,663,521
2,425,000	Dell International LLC	4.00%		07/15/2024	2,387,951
415,000	Dell International LLC	5.85%		07/15/2025	414,531
2,645,000	Dollar General Corporation	4.15%		11/01/2025	2,549,278
4,915,000	Dollar Tree, Inc.	4.00%		05/15/2025	4,759,120
2,770,000	DTE Energy Company	4.88%		06/01/2028	2,678,976
7,664,000	Elevance Health, Inc.	3.50%		08/15/2024	7,508,288
3,335,000	Eli Lilly & Company	5.00%		02/27/2026	3,323,318
3,940,000	Energy Transfer LP	5.88%		01/15/2024	3,937,975
1,215,000	Energy Transfer LP	4.50%		04/15/2024	1,204,804
160,000	Energy Transfer LP	4.05%		03/15/2025	155,642
5,775,000	Entergy Corporation	0.90%		09/15/2025	5,246,800
5,430,000	Equinix, Inc.	1.25%		07/15/2025	4,997,192
5,060,000	Expedia Group, Inc.	6.25%	(a)	05/01/2025	5,070,797
2,690,000	General Mills, Inc.	4.00%		04/17/2025	2,617,147
2,250,000	General Mills, Inc.	5.24%		11/18/2025	2,230,483
5,225,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	5,106,315
2,690,000	Gilead Sciences, Inc.	3.65%		03/01/2026	2,576,110
5,347,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	5,149,915
5,417,000	HCA, Inc.	5.00%		03/15/2024	5,390,068
3,980,000	Hewlett Packard Enterprise Company	5.90%		10/01/2024	3,977,867
4,405,000	Hyatt Hotels Corporation	5.75%		01/30/2027	4,378,822
5,245,000	Hyundai Capital America	1.00%	(a)	09/17/2024	4,998,112
2,360,000	Intel Corporation	4.88%		02/10/2026	2,332,209
2,490,000	Intuit, Inc.	5.25%		09/15/2026	2,484,632
5,405,000	John Deere Capital Corporation	4.75%		01/20/2028	5,309,723
5,254,000	JPMorgan Chase & Company	3.90%		07/15/2025	5,090,155
2,177,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 0.42%)	0.56%		02/16/2025	2,128,562
8,125,000	JPMorgan Chase & Company (Secured Overnight Financing Rate 3 Month + 1.42%)	3.22%		03/01/2025	8,019,646
5,010,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	4,892,513
200,000	Keurig Dr Pepper, Inc.	4.60%		05/25/2028	192,357
2,706,000	Kinder Morgan, Inc.	4.30%		06/01/2025	2,637,442
1,750,000	Lowe’s Companies, Inc.	4.40%		09/08/2025	1,711,357
5,460,000	Marriott International, Inc.	3.60%		04/15/2024	5,393,583
5,230,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	5,181,369
2,574,000	McDonald’s Corporation	3.38%		05/26/2025	2,486,598
2,850,000	McDonald’s Corporation	1.45%		09/01/2025	2,639,866
2,705,000	McKesson Corporation	5.25%		02/15/2026	2,675,612
1,645,000	Meta Platforms, Inc.	4.60%		05/15/2028	1,609,753
5,095,000	Microchip Technology, Inc.	0.97%		02/15/2024	5,001,835
4,420,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	5.79%		01/25/2024	4,419,554
5,905,000	Morgan Stanley (Secured Overnight Financing Rate + 0.53%)	0.79%		05/30/2025	5,673,197
4,303,000	Mosaic Company	4.25%		11/15/2023	4,292,369
2,120,000	New York Life Global Funding	3.60%	(a)	08/05/2025	2,049,710
1,750,000	NextEra Energy Capital Holdings, Inc.	4.20%		06/20/2024	1,727,160
950,000	NextEra Energy Capital Holdings, Inc.	4.26%		09/01/2024	934,974
2,740,000	NiSource, Inc.	5.25%		03/30/2028	2,687,131

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,954,000	Northrop Grumman Corporation	2.93%		01/15/2025	3,814,285
1,325,000	Northrop Grumman Corporation	3.25%		01/15/2028	1,215,961
5,495,000	NVIDIA Corporation	0.58%		06/14/2024	5,305,894
4,100,000	Omnicom Group, Inc.	3.65%		11/01/2024	4,001,750
5,037,000	Oracle Corporation	5.80%		11/10/2025	5,056,998
2,705,000	Pacific Gas and Electric Company	3.25%		02/16/2024	2,673,646
2,555,000	Pacific Gas and Electric Company	4.95%		06/08/2025	2,495,975
5,140,000	Parker-Hannifin Corporation	3.65%		06/15/2024	5,061,337
5,660,000	Penske Truck Leasing Company LP	4.40%	(a)	07/01/2027	5,307,665
995,000	Pfizer Investment Enterprises Pte Ltd.	4.65%		05/19/2025	981,613
5,245,000	Philip Morris International, Inc.	4.88%		02/13/2026	5,160,183
1,442,000	Phillips 66	3.85%		04/09/2025	1,403,154
1,260,000	Phillips 66	1.30%		02/15/2026	1,139,737
3,520,000	PNC Financial Services Group, Inc. (Secured Overnight Financing Rate + 1.32%)	5.81%		06/12/2026	3,492,891
4,165,000	Public Service Enterprise Group, Inc.	0.84%		11/08/2023	4,142,221
2,690,000	Raytheon Technologies Corporation	5.00%		02/27/2026	2,658,295
5,220,000	Republic Services, Inc.	2.50%		08/15/2024	5,071,802
500,000	Royalty Pharma PLC	1.75%		09/02/2027	426,888
5,429,000	Ryder System, Inc.	5.25%		06/01/2028	5,288,438
2,464,000	Sabine Pass Liquefaction LLC	5.63%		03/01/2025	2,449,121
4,490,000	Simon Property Group LP	2.00%		09/13/2024	4,324,076
3,280,000	Southern California Edison Company	6.18%	(d)	04/01/2024	3,280,286
1,655,000	Southern California Edison Company	4.90%		06/01/2026	1,626,356
2,665,000	Southern Company	5.15%		10/06/2025	2,639,088
2,087,000	Synchrony Financial	4.38%		03/19/2024	2,061,772
2,233,000	Synchrony Financial	4.25%		08/15/2024	2,181,288
5,100,000	Thermo Fisher Scientific, Inc.	4.95%		08/10/2026	5,049,367
2,145,000	T-Mobile USA, Inc.	4.75%		02/01/2028	2,058,144
2,965,000	T-Mobile USA, Inc.	4.80%		07/15/2028	2,850,997
2,410,000	Truist Financial Corporation (Secured Overnight Financing Rate + 0.40%)	5.75%		06/09/2025	2,357,189
5,427,000	Union Pacific Corporation	4.75%		02/21/2026	5,361,221
1,775,000	UnitedHealth Group, Inc.	0.55%		05/15/2024	1,719,447
1,670,000	UnitedHealth Group, Inc.	3.70%		05/15/2027	1,583,730
2,680,000	Veralto Corporation	5.50%	(a)	09/18/2026	2,668,845
2,695,000	Viatris, Inc.	1.65%		06/22/2025	2,490,451
2,735,000	WEC Energy Group, Inc.	4.75%		01/09/2026	2,680,053
9,465,000	Wells Fargo & Company (Secured Overnight Financing Rate 3 Month + 1.09%)	2.41%		10/30/2025	9,073,567
4,955,000	Welltower, Inc.	3.63%		03/15/2024	4,899,059
2,765,000	Workday, Inc.	3.50%		04/01/2027	2,580,993
5,260,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	4,997,275

	Total US Corporate Bonds (Cost $395,431,496)				386,012,666

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	29

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 3.0%

	Federal National Mortgage Association,
4,410,800	Pool MA5112	5.00%		08/01/2043	4,203,517

	Federal Home Loan Mortgage Corporation Pass-Thru,
110,449	Pool N70081	5.50%		07/01/2038	107,015
14,799,612	Pool SC0321	3.50%		10/01/2042	12,964,871

	Federal Home Loan Mortgage Corporation REMICS,
11,759	Series 3872-BA	4.00%		06/15/2041	11,036
459,041	Series 4203-NB	2.00%		10/15/2040	441,832
5,340,889	Series 4211-AP	1.60%		03/15/2043	4,768,173
2,755,493	Series 4484-CD	1.75%		07/15/2030	2,519,656
2,827,066	Series 4878-FA (Secured Overnight Financing Rate 30 Day Average + 0.51%, 0.40% Floor, 6.50% Cap)	5.83%		05/15/2049	2,737,550
4,210,897	Series 4987-BF (Secured Overnight Financing Rate 30 Day Average + 0.51%, 0.40% Floor, 6.50% Cap)	5.83%		06/25/2050	4,062,385
5,801,639	Series 5105-NH	2.00%		02/25/2037	4,988,474

	Federal Home Loan Mortgage Corporation,
504,623	Pool 840632	4.43%	(d)	05/01/2045	506,308

	Federal National Mortgage Association Pass-Thru,
18,095	Pool AB3850	4.00%		11/01/2041	16,324
369,627	Pool AL4292	4.50%		04/01/2026	356,737
13,838,079	Pool MA4176	2.00%		11/01/2040	11,241,172

	Federal National Mortgage Association REMICS,
42,311	Series 2011-64-DB	4.00%		07/25/2041	39,708
9,635,518	Series 2021-21-HG	2.00%		11/25/2047	8,236,358
11,886,065	Series 2021-31-AB	2.00%		06/25/2041	10,224,031

	Federal National Mortgage Association,
903,569	Pool AL2987	4.41%	(d)	11/01/2042	903,105
2,674,276	Pool AL9932	3.04%	(b)	01/01/2024	2,644,770
1,137,688	Pool BC0057	3.85%	(d)	12/01/2045	1,134,259
797,461	Pool BM3520	5.30%	(d)	05/01/2045	790,074
12,783,000	Pool BS7010	4.81%		09/01/2029	12,385,271
7,183,784	Pool BS7011	4.81%		09/01/2029	6,987,212
7,568,262	Pool FS2844	3.50%		10/01/2042	6,631,426
7,621,416	Pool MA4643	3.00%		05/01/2042	6,457,327
6,863,890	Pool MA4660	3.00%		07/01/2042	5,811,353
8,173,811	Pool RB5163	3.00%		05/01/2042	6,925,371
11,905,590	Series 2019-43-FD (Secured Overnight Financing Rate 30 Day Average + 0.51%, 0.40% Floor, 6.50% Cap)	5.83%		08/25/2049	11,484,478
3,645,312	Series 2019-M21-3A1	2.10%		06/25/2034	3,315,978
12,130,358	Series 2020-M49-1A1	1.30%	(b)	11/25/2030	10,443,753
16,038,435	Series 2021-M7-A1	1.78%	(b)	03/25/2031	14,020,891
2,980,795	Series 2023-M4-A1	3.89%	(b)	06/25/2032	2,799,709

	Federal Home Loan Mortgage Corporation REMICS,
4,770,844	Series 4068-UF (Secured Overnight Financing Rate 30 Day Average + 0.61%, 0.50% Floor, 6.50% Cap)	5.93%		06/15/2042	4,633,515

	Government National Mortgage Association,
4,588,947	Series 2013-116-WU	3.00%		12/20/2042	4,362,429
	Government National Mortgage Association,
5,151,132	Series 2022-183-B	5.00%		04/20/2047	4,979,606

	Total US Government and Agency Mortgage Backed Obligations (Cost $191,761,479)				174,135,674

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US GOVERNMENT AND AGENCY OBLIGATIONS 19.7%
108,900,000	United States Treasury Notes	4.25%		12/31/2024	107,443,037
54,600,000	United States Treasury Notes	4.13%		01/31/2025	53,761,805
68,700,000	United States Treasury Notes	3.88%		03/31/2025	67,342,102
189,800,000	United States Treasury Notes	3.88%		04/30/2025	185,955,808
287,900,000	United States Treasury Notes	4.25%		05/31/2025	283,648,978
54,600,000	United States Treasury Notes	4.63%		06/30/2025	54,137,180
8,000,000	United States Treasury Notes	3.13%		08/15/2025	7,719,062
95,000,000	United States Treasury Notes	3.88%		01/15/2026	92,777,148
165,500,000	United States Treasury Notes	3.63%		05/15/2026	160,438,027
116,500,000	United States Treasury Notes	4.13%		06/15/2026	114,352,031

	Total US Government and Agency Obligations (Cost $1,144,949,243)				1,127,575,178

SHORT TERM INVESTMENTS 6.9%
59,289,853	First American Government Obligations Fund - Class U	5.28%	(i)		59,289,853
59,289,853	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.27%	(i)		59,289,853
59,289,853	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27%	(i)		59,289,853
222,900,000	United States Treasury Bills	0.00%		05/16/2024	215,509,486

	Total Short Term Investments (Cost $393,837,871)				393,379,045

	Total Investments 99.8% (Cost $5,999,969,257)				5,715,125,562
	Other Assets in Excess of Liabilities 0.2%				11,116,015

	NET ASSETS 100.0%				$5,726,241,577

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	19.7%
Collateralized Loan Obligations	16.4%
Non-Agency Commercial Mortgage Backed Obligations	13.8%
Non-Agency Residential Collateralized Mortgage Obligations	13.0%
Foreign Corporate Bonds	8.2%
Short Term Investments	6.9%
US Corporate Bonds	6.7%
Asset Backed Obligations	6.1%
Bank Loans	3.9%
US Government and Agency Mortgage Backed Obligations	3.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.1%
Other Assets and Liabilities	0.2%

100.0%

30	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	19.7%
Collateralized Loan Obligations	16.4%
Non-Agency Commercial Mortgage Backed Obligations	13.8%
Non-Agency Residential Collateralized Mortgage Obligations	13.0%
Short Term Investments	6.9%
Asset Backed Obligations	6.1%
Banking	4.4%
US Government and Agency Mortgage Backed Obligations	3.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.1%
Utilities	1.9%
Transportation	1.1%
Healthcare	1.0%
Telecommunications	0.7%
Business Equipment and Services	0.7%
Pharmaceuticals	0.7%
Technology	0.7%
Energy	0.7%
Hotels/Motels/Inns and Casinos	0.5%
Mining	0.5%
Automotive	0.5%
Chemicals/Plastics	0.5%
Food Products	0.4%
Media	0.4%
Electronics/Electric	0.4%
Chemical Products	0.4%
Finance	0.4%
Retailers (other than Food/Drug)	0.4%
Food Service	0.3%
Consumer Products	0.3%
Containers and Glass Products	0.3%
Insurance	0.3%
Construction	0.2%
Beverage and Tobacco	0.2%
Real Estate	0.2%
Aerospace & Defense	0.1%
Building and Development (including Steel/Metals)	0.1%
Diversified Manufacturing	0.1%
Leisure	0.1%
Commercial Services	0.1%
Environmental Control	0.1%
Industrial Equipment	0.1%
Financial Intermediaries	0.0%	(j)
Conglomerates	0.0%	(j)
Other Assets and Liabilities	0.2%

	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Value determined using significant unobservable inputs.

(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(f)	Perpetual maturity. The date disclosed is the next call date of the security.

(g)	Interest only security

(h)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(i)	Seven-day yield as of period end

(j)	Represents less than 0.05% of net assets

(k)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	31

Schedule of Investments DoubleLine Floating Rate Fund	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
BANK LOANS 91.5%

AEROSPACE & DEFENSE 4.6%

	AAdvantage Loyalty IP Ltd.,
845,500	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.01%, 0.75% Floor)	10.34%		04/20/2028	872,505

	Air Canada,
538,188	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%, 0.75% Floor)	9.13%		08/11/2028	539,310

	American Airlines, Inc.,
852,858	Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 1.85%)	7.32%		01/29/2027	840,065

	Dynasty Acquisition Company, Inc.,
615,025	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.32%		08/24/2028	614,514
263,582	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.32%		08/24/2028	263,363

	Echo Global Logistics, Inc.,
386,389	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.92%		11/24/2028	374,266

	Kestrel Bidco, Inc.,
714,847	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.10%, 1.00% Floor)	8.42%		12/11/2026	701,444

	KKR Apple Bidco LLC,
560,025	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.18%		09/22/2028	557,085

	Mileage Plus Holdings LLC,
337,500	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.40%, 1.00% Floor)	10.80%		06/21/2027	351,153

	SkyMiles IP Ltd.,
314,500	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 1.00% Floor)	9.08%		10/20/2027	326,000

	Spirit AeroSystems, Inc.,
387,075	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	9.62%		01/15/2027	386,978

	Transdigm, Inc.,
1,800,950	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	8.49%	(g)	08/24/2028	1,803,904

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	United Airlines, Inc.,
1,258,243	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.18%		04/21/2028	1,262,175

					8,892,762

AUTOMOTIVE 1.8%

	American Tire Distributors, Inc.,
528,313	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.51%, 0.75% Floor)	11.81%		10/20/2028	464,281

	Clarios Global LP,
1,010,000	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	9.07%		05/06/2030	1,009,530

	Mavis Tire Express Services Topco Corporation,
1,165,758	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.43%		05/04/2028	1,164,300

	Wand NewCo, Inc.,
941,228	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.24%)	8.17%		02/05/2026	940,786

					3,578,897

BEVERAGE AND TOBACCO 0.6%

	Triton Water Holdings, Inc.,
1,159,828	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	8.75%		03/31/2028	1,132,764

BUILDING AND DEVELOPMENT (INCLUDING STEEL/METALS) 2.0%

	Cornerstone Building Brands, Inc,
417,857	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.68%		04/12/2028	408,848

	Foresight Energy LLC,
389,634	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.10%, 1.50% Floor)	13.49%	(a)	06/30/2027	389,634

	LBM Acquisition LLC,
787,494	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.18%		12/17/2027	770,493

	Park River Holdings, Inc.,
614,091	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	8.52%	(g)	12/28/2027	594,833

	SRS Distribution, Inc.,
1,142,545	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.93%		06/02/2028	1,132,724

32	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Tecta America Corporation,
563,858	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 0.75% Floor)	9.43%		04/06/2028	563,557

					3,860,089

BUSINESS EQUIPMENT AND SERVICES 10.3%

	AlixPartners LLP,
1,127,915	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.18%		02/04/2028	1,128,479

	Allied Universal Holdco LLC,
774,076	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.17%		05/12/2028	748,961

	APX Group, Inc.,
617,400	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.69%		07/10/2028	618,085

	Camelot US Acquisition Company,
825,685	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.43%		10/30/2026	826,201
403,550	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 1.00% Floor)	8.43%		10/30/2026	403,383

	Clear Channel Outdoor Holdings, Inc.,
778,176	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%)	9.13%		08/21/2026	757,586

	Conair Holdings LLC,
201,544	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.50% Floor)	9.18%		05/17/2028	193,649

	Deerfield Dakota Holding LLC,
1,008,283	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.14%		04/09/2027	985,389

	EAB Global, Inc.,
769,129	Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.50% Floor)	8.87%	(g)	08/16/2028	764,802

	Eisner Advisory Group LLC,
504,706	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.68%		07/28/2028	504,600

	Element Materials Technology Group US Holdings, Inc.,
184,918	Senior Secured First Lien Delayed-Draw Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.74%		06/22/2029	183,224

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Element Materials Technology Group US Holdings, Inc., (Cont.)
400,657	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.74%		06/22/2029	396,985

	Endurance International Group, Inc.,
794,214	Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	8.79%	(g)	02/10/2028	773,700

	FINThrive Software Intermediate Holdings, Inc.,
699,350	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.50% Floor)	9.43%		12/18/2028	574,341

	First Advantage Holdings LLC,
745,013	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%)	8.18%		01/29/2027	746,529

	Garda World Security Corporation,
598,950	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%)	9.65%		02/01/2029	599,606

	Grab Holdings, Inc.,
217,616	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.61%, 1.00% Floor)	9.93%		01/29/2026	219,317

	Greeneden US Holdings LLC,
1,127,166	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.43%		12/01/2027	1,129,409

	Hunter Douglas Holding B.V.,
1,217,900	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.89%		02/26/2029	1,188,975

	ION Trading Technologies SARL,
778,010	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.85%)	10.24%		03/31/2028	769,012

	Ivanti Software, Inc.,
314,782	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.51%, 0.75% Floor)	9.76%		12/01/2027	273,272

	Mitchell International, Inc.,
820,199	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.50% Floor)	9.18%		10/16/2028	808,133
130,000	Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.61%, 0.50% Floor)	11.93%		10/15/2029	120,108

	Packaging Coordinators Midco, Inc.,
1,155,000	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%, 0.75% Floor)	9.15%		11/30/2027	1,151,841

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	33

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Pike Corporation,
201,370	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	8.43%		01/21/2028	201,401

	Restoration Hardware, Inc.,
485,367	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.50% Floor)	7.93%	(g)	10/20/2028	467,571

	SMG US Midco, Inc.,
1,263,410	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%)	8.13%		01/23/2025	1,264,004

	Spin Holdco, Inc.,
854,006	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.75% Floor)	9.66%	(g)	03/06/2028	741,452

	SWF Holdings Corporation,
802,345	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.86%, 0.75% Floor)	9.43%		10/06/2028	684,833

	Travelport Finance (Luxembourg) SARL,
495,517	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.51%, 1.00% Floor)	12.33%		02/28/2025	472,307

	VT Topco, Inc.,
295,000	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.01%, 0.50% Floor)	9.66%		08/09/2030	295,524

					19,992,679

CHEMICALS/PLASTICS 4.7%

	Charter Next Generation, Inc.,
1,157,707	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.18%		12/01/2027	1,148,781

	Hexion Holdings Corporation,
198,992	Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	10.03%		03/15/2029	189,678

	Ineos US Finance LLC,
1,446,375	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.92%		02/19/2030	1,437,335

	Lummus Technology Holdings LLC,
1,129,822	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%)	8.93%		06/30/2027	1,128,489

	Nouryon Finance B.V.,
728,863	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.10%)	9.43%		04/03/2028	721,268

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $

	Olympus Water US Holding Corporation,
541,750	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.60%, 0.50% Floor)	9.99%	11/09/2028	540,647
628,800	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.01%, 0.50% Floor)	9.40%	11/09/2028	621,390

	PMHC, Inc.,
608,850	Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.85%, 0.50% Floor)	9.70%	04/23/2029	576,261

	Polar US Borrower LLC,
	Senior Secured First Lien Term Loan
258,548	(6 Month Secured Overnight Financing Rate + 4.85%)	9.82%	10/15/2025	208,939
220,967	(3 Month Secured Overnight Financing Rate + 4.85%)	10.15%	10/15/2025	178,569

	PQ Corporation,
800,553	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	7.97%	06/09/2028	799,155

	Pregis Topco LLC,
994,695	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%)	9.07%	07/31/2026	994,337

	Pretium PKG Holdings, Inc.,
	Senior Secured First Lien Term Loan
524,371	(3 Month Secured Overnight Financing Rate + 4.26%, 0.50% Floor)	9.53%	10/02/2028	325,311
168,292	(1 Month Secured Overnight Financing Rate + 4.11%, 0.50% Floor)	9.44%	10/02/2028	104,406
	Senior Secured Second Lien Term Loan
77,500	(3 Month Secured Overnight Financing Rate + 7.01%, 0.50% Floor)	12.28%	09/30/2029	24,856
77,500	(1 Month Secured Overnight Financing Rate + 6.86%, 0.50% Floor)	12.19%	09/30/2029	24,855

	Vantage Specialty Chemicals, Inc.,
129,025	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	10.08%	10/26/2026	126,735

				9,151,012

COMMERCIAL SERVICES 1.1%

	Flame Newco LLC,
263,686	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.10%, 4.00% PIK, 1.00% Floor)	7.43%	06/30/2028	246,216

	OMNIA Partners LLC,
402,216	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.60%	07/25/2030	403,179

34	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Prime Security Services Borrower, LLC,
1,037,937	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 0.75% Floor)	8.19%		09/23/2026	1,037,584

	Tempo Acquisition LLC,
555,134	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.32%		08/31/2028	556,175

					2,243,154

CONSTRUCTION 0.6%

	Brand Industrial Services, Inc.,
415,000	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.50%, 0.50% Floor)	10.87%		07/25/2030	405,434

	QUIKRETE Holdings, Inc.,
398,990	Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.68%)	8.18%		03/19/2029	399,535

	TAMKO Building Products LLC,
400,000	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.90%		09/13/2030	398,752

					1,203,721

CONTAINERS AND GLASS PRODUCTS 1.7%

	Graham Packaging Company, Inc.,
1,051,214	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.75% Floor)	8.43%		08/04/2027	1,050,367

	Kleopatra Finco SARL,
270,000	Senior Secured First Lien Term Loan (0.50% Floor)	10.17%	(b)	02/12/2026	260,719

	TricorBraun Holdings, Inc.,
800,000	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.68%		03/03/2028	786,320

	Trident TPI Holdings, Inc.,
1,138,168	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.01%, 0.50% Floor)	9.65%		09/15/2028	1,135,954

					3,233,360

COSMETICS/TOILETRIES 0.6%

	Bausch & Lomb Corporation,
1,151,039	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.76%		05/10/2027	1,120,985

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
ELECTRONICS/ELECTRIC 11.6%

	Access CIG LLC,
1,030,000	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.32%	08/15/2028	1,018,413

	Acuris Finance, Inc.,
1,231,458	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%, 0.50% Floor)	9.54%	02/16/2028	1,217,912

	Applied Systems, Inc.,
969,421	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.89%	09/19/2026	973,483
855,000	Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	12.14%	09/17/2027	860,344

	Astra Acquisition Corporation,
747,411	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.36%, 0.50% Floor)	10.90%	10/25/2028	564,669
514,876	Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.99%, 0.75% Floor)	14.53%	10/25/2029	321,798

	Asurion LLC,
79,800	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.35%)	9.67%	08/21/2028	77,665

	Boxer Parent Company, Inc.,
750,254	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%)	9.18%	10/02/2025	750,355

	Bright Bidco B.V.,
92,032	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.00% + 1.00% PIK, 1.00% Floor)	13.32%	10/29/2027	37,273

	Castle US Holding Corporation,
1,399,498	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.01%)	9.43%	01/29/2027	1,106,849

	Central Parent, Inc.,
664,975	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.64%	07/06/2029	665,923

	Conservice Midco LLC,
451,050	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%)	9.72%	05/13/2027	452,038

	Constant Contact, Inc.,
601,652	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.26%, 0.75% Floor)	9.56%	02/10/2028	583,509

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	35

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $

	Cornerstone Building Brands, Inc.,
527,732	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.01%, 0.50% Floor)	9.18%	10/16/2028	502,583

	DCert Buyer, Inc.,
285,000	Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.00%)	12.32%	02/16/2029	267,425

	DG Investment Intermediate Holdings 2, Inc.,
254,358	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.08%	03/31/2028	252,768

	DG Investment Intermediate Holdings, Inc.,
150,000	Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.86%, 0.75% Floor)	12.18%	03/29/2029	133,313

	Energizer Holdings, Inc.,
364,158	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.50% Floor)	7.69%	12/22/2027	363,885

	Go Daddy Operating Company LLC
258,053	(1 Month Secured Overnight Financing Rate + 2.50%)	7.82%	11/09/2029	258,604

	Helios Software Holdings, Inc.,
445,000	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%)	9.66%	07/18/2030	443,665

	Informatica LLC,
1,053,950	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%)	8.18%	10/27/2028	1,052,801

	LogMeIn, Inc.,
519,365	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.90%)	10.27%	08/31/2027	347,385

	McAfee Corporation,
771,010	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.18%	03/01/2029	754,383

	Milano Acquisition Corporation,
1,320,504	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%, 0.75% Floor)	9.49%	10/01/2027	1,291,618

	Mirion Technologies (US), Inc.,
656,965	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.01%, 0.50% Floor)	8.40%	10/20/2028	657,313

	NCR Corporation,
1,531,678	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.93%	08/28/2026	1,533,209

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	PointClickCare Technologies, Inc.,
288,620	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	8.76%		12/29/2027	288,259

	Polaris Newco LLC,
557,449	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	9.43%		06/02/2028	535,151

	Proofpoint, Inc.,
1,581,825	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.68%		08/31/2028	1,570,729

	RealPage, Inc.,
839,979	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.50% Floor)	8.43%		04/24/2028	831,403

	Rentpath, Inc.,
61,011	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	8.00%		04/25/2024	915

	Sophia LP,
1,132,243	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.26%, 0.50% Floor)	8.92%		10/07/2027	1,131,065

	UKG, Inc.,
590,308	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%)	9.22%		05/04/2026	590,403
553,161	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.62%		05/04/2026	552,218
230,000	Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	10.62%		05/03/2027	230,225

	Ultra Clean Holdings, Inc.,
288,649	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	9.18%		08/27/2025	289,777

					22,509,328

ENERGY 2.3%

	BCP Renaissance Parent LLC,
531,628	Term Loan	8.83%	(b)	10/31/2028	531,463

	Blackstone CQP Holdco LP,
562,125	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.99%		06/05/2028	563,339

	Delek US Holdings, Inc.,
314,771	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.92%		11/19/2029	313,238

36	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Freeport LNG Investments LLP,
683,693	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%, 0.50% Floor)	9.09%		12/21/2028	678,354

	GIP II Blue Holding LP,
284,768	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.61%, 1.00% Floor)	9.93%		09/29/2028	286,073

	GIP Pilot Acquisition Partners LP,
350,000	Term Loan	8.33%	(b)	09/30/2030	349,563

	Oryx Midstream Services Permian Basin LLC
811,712	(1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.69%		10/05/2028	812,475

	Par Petroleum, LLC,
238,800	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.77%		02/28/2030	238,849

	Traverse Midstream Partners LLC,
248,027	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	9.22%		02/16/2028	248,319

	WaterBridge Midstream Operating LLC,
380,654	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.26%, 1.00% Floor)	11.36%		06/22/2026	381,667

					4,403,340

ENVIRONMENTAL CONTROL 0.2%

	Packers Holdings LLC,
603,152	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.75% Floor)	8.67%		03/06/2028	363,185

FINANCIAL INTERMEDIARIES 3.6%

	Castlelake Aviation LLC,
1,137,389	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	8.42%	(g)	10/22/2026	1,137,583

	Corelogic, Inc.,
1,013,772	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 0.50% Floor)	8.93%		06/02/2028	940,481

	Focus Financial Partners LLC,
669,698	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.82%		06/30/2028	668,570

	Greystone Select Financial LLC,
222,923	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.26%, 0.75% Floor)	10.58%		06/16/2028	220,694

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Hightower Holding LLC,
784,826	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.26%, 0.75% Floor)	9.61%		04/21/2028	784,826

	Minotaur Acquisition, Inc.,
1,027,004	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.85%)	10.17%		03/27/2026	1,024,724

	The Edelman Financial Engines Centre LLC,
677,132	Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	8.93%	(g)	04/07/2028	671,123
413,234	Senior Secured Second Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.93%)	12.18%		07/20/2026	412,717

	Walker & Dunlop, Inc.,
358,613	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.50% Floor)	7.67%		12/15/2028	358,388

	Zebra Buyer LLC,
752,158	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.95%		11/01/2028	746,047

					6,965,153

FOOD PRODUCTS 1.2%

	CHG PPC Parent LLC,
1,024,332	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.50% Floor)	8.45%		12/08/2028	1,019,851

	H-Food Holdings LLC,
586,822	Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.69%)	9.27%	(g)	05/23/2025	514,367

	Monogram Food Solutions LLC,
835,125	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.50% Floor)	9.43%		08/28/2028	823,642

					2,357,860

FOOD SERVICE 1.4%

	AI Aqua Merger Sub, Inc.,
1,139,012	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.06%		07/31/2028	1,129,313

	IRB Holding Corporation,
175,199	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.10%, 0.75% Floor)	8.42%		12/15/2027	174,769

	MIC Glen LLC,
669,897	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.68%		07/21/2028	664,333

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	37

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Whatabrands LLC,
805,650	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.50% Floor)	8.43%		08/03/2028	803,636

					2,772,051

HEALTHCARE 10.4%

	ADMI Corporation,
593,434	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.43%		04/30/2025	584,322
413,944	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.50% Floor)	9.18%		12/23/2027	387,185

	Air Methods Corporation,
264,607	Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	9.23%	(g)	04/22/2024	81,699

	Athenahealth Group, Inc.,
1,150,389	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.57%		02/15/2029	1,132,057

	Aveanna Healthcare LLC,
454,908	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.27%		07/17/2028	410,879
376,650	Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.15%, 0.50% Floor)	12.57%		12/10/2029	248,589

	Bausch & Lomb Corporation,
280,000	Senior Secured First Lien Term Loan	9.32%	(b)	09/29/2028	276,850

	CHG Healthcare Services, Inc,
552,183	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.68%		09/29/2028	550,584
590,000	Senior Secured First Lien Term Loan	9.08%	(b)	09/29/2028	590,369

	Envision Healthcare Corporation,
682,964	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	8.99%	(d)	03/31/2027	3,073
279,445	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	9.49%	(d)	03/31/2027	65,146

	Fortrea Holdings, Inc.,
144,638	Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.07%		07/01/2030	144,336

	LifePoint Health, Inc.,
1,154,919	Term Loan	10.82%	(b)	11/16/2028	1,120,271

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $

	Maravai Intermediate Holdings LLC,
496,094	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.32%	10/19/2027	484,311

	Medline Borrower LP,
1,151,126	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.68%	10/23/2028	1,149,359

	Organon & Company,
1,237,350	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.50% Floor)	8.44%	06/02/2028	1,237,041

	Outcomes Group Holdings, Inc.,
309,271	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%)	9.13%	10/24/2025	308,387

	Parexel International,
1,523,401	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.68%	11/15/2028	1,514,572

	Perrigo Investments LLC,
712,791	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.35%, 0.50% Floor)	7.67%	04/20/2029	711,230

	PetVet Care Centers LLC,
557,845	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%, 0.75% Floor)	8.92%	02/14/2025	556,101
583,036	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.85%)	8.17%	02/14/2025	580,850

	Radiology Partners, Inc.,
519,046	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.51%)	10.18%	07/09/2025	393,237

	RegionalCare Hospital Partners Holdings, Inc.,
884,980	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%)	9.38%	11/14/2025	884,520

	Select Medical Corporation,
1,029,053	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.76%)	8.32%	03/06/2027	1,027,767

	Sotera Health Holdings LLC,
977,550	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.07%	12/11/2026	981,216
150,000	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.18%	12/11/2026	149,119

38	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Sound Inpatient Physicians, Inc.,
1,009,012	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.26%)	8.63%		06/27/2025	466,562
300,000	Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.75%)	12.12%		06/26/2026	52,500

	Southern Veterinary Partners LLC,
1,116,825	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 1.00% Floor)	9.43%		10/05/2027	1,111,414

	Sunshine Luxembourg SARL,
1,281,209	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.24%		10/01/2026	1,280,677

	Syneos Health,
560,000	Term Loan	9.31%	(b)	09/18/2030	548,372

	Team Health,
245,000	Term Loan	10.58%	(b)	03/02/2027	187,364

	Verscend Holding Corporation,
965,736	Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.35%)	9.43%		08/27/2025	967,204

					20,187,163

HOTELS/MOTELS/INNS AND CASINOS 4.8%

	1011778 B.C. Unlimited Liability Company,
1,135,000	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%)	7.57%		09/12/2030	1,132,049

	Alterra Mountain Company,
299,250	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%)	9.17%		05/31/2030	299,998

	Bally’s Corporation,
770,588	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.51%, 0.50% Floor)	8.84%		10/02/2028	756,883

	Caesars Entertainment, Inc.,
268,650	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.67%		02/06/2030	269,070

	Carnival Corporation,
114,713	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.33%		08/09/2027	114,617

	Fertitta Entertainment LLC,
1,134,491	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.32%		01/29/2029	1,124,978

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $

	Ontario Gaming GTA LP,
945,479	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.64%	08/01/2030	947,351

	PCI Gaming Authority,
404,519	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.93%	05/29/2026	404,748

	Penn National Gaming, Inc.,
1,510,865	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.85%, 0.50% Floor)	8.17%	05/03/2029	1,510,865

	Playa Resorts Holding BV,
943,911	Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.43%, 0.50% Floor)	9.58%	01/05/2029	945,360

	Scientific Games Holdings LP,
1,096,692	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.50% Floor)	8.77%	04/04/2029	1,091,894

	Scientific Games International, Inc.,
651,750	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.43%	04/16/2029	652,565

				9,250,378

INDUSTRIAL EQUIPMENT 3.9%

	American Trailer World Corporation,
355,084	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.17%	03/03/2028	342,065

	BCPE Empire Holdings, Inc.,
1,436,481	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	10.07%	12/11/2028	1,438,098

	Columbus McKinnon Corporation,
519,832	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.42%	05/15/2028	520,809

	DexKo Global, Inc.,
672,471	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.01%, 0.50% Floor)	9.40%	10/04/2028	657,761

	Gates Global LLC,
292,050	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.93%	11/16/2029	292,552

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	39

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Madison IAQ LLC,
1,142,050	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.69%		06/21/2028	1,125,422

	PECF USS Intermediate Holding Corporation,
497,904	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.51%, 0.50% Floor)	9.88%		12/15/2028	401,524

	Tiger Acquisition LLC,
572,604	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.67%		06/01/2028	566,609

	Titan Acquisition Limited,
1,224,593	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 7.10%)	8.73%		03/28/2025	1,216,480

	TK Elevator Midco GMBH,
965,156	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.38%		07/30/2027	964,191

					7,525,511

INSURANCE 3.6%

	Acrisure LLC,
703,492	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	8.93%	(g)	02/16/2027	695,075
442,125	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	9.68%	(g)	02/15/2027	441,988

	Alliant Holdings Intermediate LLC,
1,191,000	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.83%		11/05/2027	1,190,440

	AmWINS Group, Inc.,
1,108,665	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.75% Floor)	7.70%		02/22/2028	1,103,376

	AssuredPartners, Inc.,
369,375	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.82%		02/12/2027	368,797
805,365	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%)	8.95%		02/12/2027	804,298

	Asurion LLC,
701,263	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.68%		07/30/2027	678,998
423,161	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.36%)	9.67%		12/23/2026	415,226

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Asurion LLC, (Cont.)
135,000	Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%)	10.68%		01/31/2028	122,103
500,000	Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%)	10.68%		01/22/2029	445,355

	Cross Financial Corporation,
538,622	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.43%		09/15/2027	540,389

	HUB International Ltd.,
215,000	Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	9.58%		06/20/2030	215,829

					7,021,874

LEISURE 2.7%

	Alterra Mountain Company,
829,441	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 0.50% Floor)	8.93%		08/17/2028	829,789

	AMC Entertainment Holdings, Inc.,
219,246	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.43%		04/22/2026	177,291

	Carnival Corporation,
457,557	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.75% Floor)	8.68%		10/18/2028	456,031

	ClubCorp Holdings, Inc.,
398,969	Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	8.18%	(g)	09/18/2024	393,609

	Nascar Holdings LLC,
261,201	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.93%		10/19/2026	261,953

	Pug LLC,
931,575	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%)	8.93%		02/12/2027	882,085

	UFC Holdings LLC,
1,550,755	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.35%, 0.75% Floor)	8.37%		04/29/2026	1,550,840

	Viad Corporation,
558,086	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.11%, 0.50% Floor)	10.43%		07/31/2028	548,782
121,323	(Prime Rate + 4.00%, 0.50% Floor)	12.50%			119,301

					5,219,681

40	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
MEDIA 5.8%

	Ascend Learning LLC,
1,177,908	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.92%		12/11/2028	1,126,469
285,000	Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.85%, 0.50% Floor)	11.17%		12/10/2029	246,405

	Cengage Learning, Inc.,
1,175,312	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.01%, 1.00% Floor)	10.32%		07/14/2026	1,171,639

	CMG Media Corporation,
650,376	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.60%)	8.99%		12/17/2026	597,803

	CSC Holdings LLC,
715,000	Senior Secured First Lean Term Loan	7.93%	(b)	04/15/2027	649,756

	Delta 2 SARL,
1,255,000	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.32%		01/15/2030	1,256,412

	Diamond Sports Group LLC,
322,044	Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.40%)	10.57%	(d)	08/24/2026	7,729

	DirectTV Financing LLC,
934,792	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.11%, 0.75% Floor)	10.43%		08/02/2027	915,708

	EW Scripps Company,
944,192	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.68%, 0.75% Floor)	7.99%		05/01/2026	932,782

	Getty Images, Inc.,
526,503	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.60%)	9.99%		02/19/2026	528,609

	Gray Television, Inc.,
572,231	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.94%		01/02/2026	569,727

	GRCR W Merger Sub LLC,
690,000	Senior Secured First Lean Term Loan	8.33%	(b)	09/20/2030	690,252

	IHeartCommunications, Inc.,
546,864	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.43%		05/01/2026	493,274

	NEP Group, Inc.,
470,129	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%)	8.68%		10/20/2025	455,952

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Radiate Holdco LLC,
572,348	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.75% Floor)	8.68%		09/25/2026	470,316

	Simon & Schuster,
155,000	Term Loan	9.32%	(b)	09/19/2030	154,225

	Sinclair Television Group, Inc.,
300,226	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	7.93%		09/30/2026	261,196

	Univision Communications, Inc.,
207,375	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.11%, 0.50% Floor)	9.64%		06/24/2029	207,427

	Ziggo Financing Partnership,
470,000	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%)	7.95%		04/28/2028	460,109

					11,195,790

PHARMACEUTICALS 1.6%

	Catalent Pharma Solutions, Inc.,
572,066	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%, 0.50% Floor)	7.44%		02/22/2028	560,717

	Curium BidCo SARL,
723,188	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%)	9.89%		07/31/2029	723,187

	Grifols Worldwide Operations USA, Inc.,
795,000	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.15%)	7.42%		11/15/2027	782,677

	Jazz Pharmaceuticals, Inc.,
1,133,281	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 0.50% Floor)	8.93%		05/05/2028	1,133,678

					3,200,259

REAL ESTATE 0.3%

	Starwood Property Mortgage LLC,
511,138	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.57%		11/18/2027	511,352

RETAILERS (OTHER THAN FOOD/DRUG) 3.7%

	EG America LLC,
159,365	Senior Secured First Lien Delayed-Draw Term Loan (Daily Secured Overnight Financing Rate + 4.36%, 0.50% Floor)	9.66%		03/31/2026	159,540

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	41

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $

	Great Outdoors Group LLC,
972,353	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.40%	03/06/2028	971,575

	Harbor Freight Tools USA, Inc.,
473,782	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.18%	10/19/2027	470,901

	Jo-Ann Stores LLC,
872,200	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.01%, 0.75% Floor)	10.36%	07/07/2028	292,187

	Michaels Stores, Inc.,
367,407	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.51%, 0.75% Floor)	9.90%	04/14/2028	336,342

	Petco Health and Wellness Company, Inc.,
1,374,730	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.51%, 0.75% Floor)	8.90%	03/03/2028	1,361,629

	PetSmart, Inc.,
1,277,510	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.17%	02/11/2028	1,275,568

	Pug LLC,
401,924	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.36%, 0.50% Floor)	9.68%	02/13/2027	382,833

	Rent-A-Center, Inc.,
371,011	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.10%, 0.50% Floor)	8.88%	02/17/2028	370,722

	Staples, Inc.,
910,122	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.85%)	10.63%	04/16/2026	782,933

	Victoria’s Secret & Company,
578,200	Senior secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	8.90%	08/02/2028	566,636

	WWEX UNI TopCo Holdings LLC,
204,316	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.75% Floor)	9.65%	07/26/2028	201,528

				7,172,394

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
TECHNOLOGY 0.1%

	CommScope, Inc.,
234,390	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%)	8.68%		04/06/2026	214,584

TELECOMMUNICATIONS 3.1%

	Altice France S.A.,
523,688	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.50%)	10.81%		08/15/2028	475,574

	Connect US Finco LLC,
289,500	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	8.82%		12/11/2026	284,615

	Cyxtera DC Holdings, Inc.,
829,596	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%, 1.00% Floor)	8.31%	(d)	05/01/2024	490,126

	Gogo Intermediate Holdings LLC,
711,167	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.18%		04/28/2028	710,470

	Intelsat Jackson Holdings S.A.,
1,146,987	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.77%		02/01/2029	1,145,881

	Level 3 Financing, Inc.,
485,000	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%)	7.18%		03/01/2027	459,023

	Securus Technologies Holdings, Inc.,
449,995	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	10.23%		11/01/2024	406,651

	Telesat Canada,
374,852	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.86%)	8.43%		12/07/2026	276,648

	Virgin Media Bristol LLC,
1,120,000	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.85%)	8.31%		10/15/2031	1,095,203

	Zayo Group Holdings, Inc.,
948,773	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.28%)	8.43%		03/09/2027	777,567

					6,121,758

42	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
TRANSPORTATION 1.2%

	Kenan Advantage Group, Inc.,
1,130,078	Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.18%, 0.75% Floor)	9.30%	03/24/2026	1,128,744

	LaserShip, Inc.,
436,100	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.76%, 0.75% Floor)	10.40%	05/08/2028	407,099

	LaserShip, Inc.,
135,000	Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.76%, 0.75% Floor)	13.40%	04/30/2029	112,725

	Uber Technologies, Inc.,
689,788	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.60%)	8.16%	03/04/2030	690,336

				2,338,904

UTILITIES 2.0%

	Brookfield WEC Holdings, Inc.,
1,123,020	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.18%	08/01/2025	1,123,671

	Calpine Corporation,
134,400	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%)	7.43%	08/12/2026	134,514
1,061	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%)	7.43%	04/06/2026	1,061

	Compass Power Generation LLC,
951,232	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.36%, 1.00% Floor)	9.68%	04/16/2029	949,929

	Exgen Renewables LLC,
317,531	Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.76%, 1.00% Floor)	8.18%	12/15/2027	317,134

	PG&E Corporation,
1,445,296	Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.50% Floor)	8.43%	06/23/2025	1,448,613

				3,974,922

	Total Bank Loans (Cost $182,759,099)			177,714,910

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
COLLATERALIZED LOAN OBLIGATIONS 1.0%
2,000,000	Katayma Ltd., Series 2023-1A-A1 (Secured Overnight Financing Rate 3 Month + 2.00%, 2.00% Floor)	2.00%	(e)	10/20/2036	2,000,000

	Total Collateralized Loan Obligations (Cost $2,000,000)				2,000,000

FOREIGN CORPORATE BONDS 0.3%

RETAILERS (OTHER THAN FOOD/DRUG) 0.3%
650,000	eG Global Finance PLC	6.75%	(e)	02/07/2025	639,347

	Total Foreign Corporate Bonds (Cost $650,000)				639,347

US CORPORATE BONDS 2.4%

COMMERCIAL SERVICES 0.3%
725,000	Allied Universal Holdco LLC	6.63%	(e)	07/15/2026	687,959

FOOD SERVICE 0.5%
1,000,000	IRB Holding Corporation	7.00%	(e)	06/15/2025	1,001,380

HOTELS/MOTELS/INNS AND CASINOS 0.8%
1,531,000	Caesars Entertainment, Inc.	6.25%	(e)	07/01/2025	1,511,392

LEISURE 0.6%
1,000,000	Carnival Corporation	4.00%	(e)	08/01/2028	867,897
252,000	Six Flags Theme Parks, Inc.	7.00%	(e)	07/01/2025	251,598

					1,119,495

MEDIA 0.2%
400,000	Univision Communications, Inc.	7.38%	(e)	06/30/2030	366,051

	Total US Corporate Bonds (Cost $4,832,726)				4,686,277

COMMON STOCKS 0.1%
2,640	Bright Bidco B.V.(a)(c)				1,716
22,003	Flame Aggregator - Class R(a)(c)				121,236
2,186	Flame Aggregator - Class U(a)(c)				12,045

	Total Common Stocks (Cost $179,531)				134,997

SHORT TERM INVESTMENTS 7.7%
4,975,549	First American Government Obligations Fund - Class U	5.28%	(f)		4,975,549
4,975,550	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.27%	(f)		4,975,550

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	43

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

4,975,550	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27%	(f)		4,975,550

	Total Short Term Investments (Cost $14,926,649)				14,926,649

	Total Investments 103.0% (Cost $205,348,005)				200,102,180
	Liabilities in Excess of Other Assets (3.0)%				(5,763,668)

	NET ASSETS 100.0%				$194,338,512

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Bank Loans	91.5%
Short Term Investments	7.7%
US Corporate Bonds	2.4%
Collateralized Loan Obligations	1.0%
Foreign Corporate Bonds	0.3%
Common Stocks	0.1%
Other Assets and Liabilities	(3.0)%

100.0%

(a)	Value determined using significant unobservable inputs.

(b)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(c)	Non-income producing security

(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(f)	Seven-day yield as of period end

(g)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

44	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments - Summary DoubleLine Shiller Enhanced CAPE®	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $	% OF NET ASSETS
ASSET BACKED OBLIGATIONS

	Pagaya AI Debt Selection Trust,
16,647,798	Series 2022-1-B	3.34%	(b)	10/15/2029	15,736,147	0.4%

	SoFi Alternative Trust,
17,614,539	Series 2021-3-A	1.50%	(b)	11/15/2030	16,815,913	0.4%

Other Asset Backed Obligations(a)					227,929,875	5.8%

	Total Asset Backed Obligations (Cost $287,165,390)				260,481,935	6.6%

BANK LOANS(a)
	Total Bank Loans (Cost $222,239,649)				221,602,573	5.6%

COLLATERALIZED LOAN OBLIGATIONS

	37 Capital,
27,000,000	Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.77%	(b)	10/15/2034	26,783,978	0.7%

	Anchorage Capital Ltd.,
23,000,000	Series 2021-19A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.78%	(b)	10/15/2034	22,850,792	0.6%

	Battalion Ltd.,
29,500,000	Series 2017-11A-AR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.76%	(b)	04/24/2034	29,284,538	0.8%

	Benefit Street Partners Ltd.,
14,000,000	Series 2021-24A-A (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.76%	(b)	10/20/2034	13,931,737	0.4%

	Cathedral Lake Ltd.,
20,000,000	Series 2021-8A-A1 (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.82%	(b)	01/20/2035	19,769,168	0.5%

	CBAM Ltd.,
20,000,000	Series 2017-2A-AR (Secured Overnight Financing Rate 3 Month + 1.45%, 1.19% Floor)	6.76%	(b)	07/17/2034	19,860,608	0.5%

	CQS Ltd.,
25,000,000	Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.81%	(b)	01/20/2035	24,755,217	0.6%

	Dryden Ltd.,
25,000,000	Series 2020-85A-AR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.72%	(b)	10/15/2035	24,750,408	0.6%

	Elevation Ltd.,
20,000,000	Series 2018-9A-A1 (Secured Overnight Financing Rate 3 Month + 1.38%, 1.38% Floor)	6.69%	(b)	07/15/2031	19,934,040	0.5%

	Gulf Stream Meridian Ltd.,
13,500,000	Series 2021-IIIA-A1 (Secured Overnight Financing Rate 3 Month + 1.58%, 1.32% Floor)	6.89%	(b)	04/15/2034	13,375,125	0.3%

	Jamestown Ltd.,
15,000,000	Series 2016-9A-A1RR (Secured Overnight Financing Rate 3 Month + 1.50%, 1.24% Floor)	6.85%	(b)	07/25/2034	14,916,309	0.4%

	Logan Ltd.,
14,000,000	Series 2022-1A-B (Secured Overnight Financing Rate 3 Month + 2.05%, 2.05% Floor)	7.38%	(b)	04/21/2035	13,946,800	0.4%

	Marble Point Ltd.,
25,000,000	Series 2018-2A-A1R (Secured Overnight Financing Rate 3 Month + 1.54%, 1.28% Floor)	6.87%	(b)	01/20/2032	24,874,598	0.6%
29,500,000	Series 2020-1A-A (Secured Overnight Financing Rate 3 Month + 1.56%, 1.30% Floor)	6.89%	(b)	04/20/2033	29,238,571	0.7%
25,000,000	Series 2021-2A-A (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.81%	(b)	07/25/2034	24,747,178	0.6%
23,000,000	Series 2021-3A-A1 (Secured Overnight Financing Rate 3 Month + 1.50%, 1.24% Floor)	6.81%	(b)	10/17/2034	22,729,258	0.6%

	MKS Ltd.,
20,534,556	Series 2017-1A-AR (Secured Overnight Financing Rate 3 Month + 1.26%, 1.00% Floor)	6.59%	(b)	07/20/2030	20,478,928	0.5%

	Nassau Ltd.,
22,600,000	Series 2018-IA-A (Secured Overnight Financing Rate 3 Month + 1.41%)	6.72%	(b)	07/15/2031	22,416,393	0.6%

	OFSI Fund Ltd.,
15,000,000	Series 2018-1A-A (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.72%	(b)	07/15/2031	14,909,757	0.4%

	Sandstone Peak Ltd.,
14,000,000	Series 2021-1A-A1 (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.79%	(b)	10/15/2034	13,945,872	0.4%

	Sound Point Ltd.,
25,000,000	Series 2019-2A-AR (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.74%	(b)	07/15/2034	24,662,278	0.6%

	Steele Creek Ltd.,
18,000,000	Series 2019-2A-AR (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.74%	(b)	07/15/2032	17,868,182	0.5%

	Trimaran CAVU LLC,
20,000,000	Series 2021-3A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.78%	(b)	01/18/2035	19,831,544	0.5%

	Wellfleet Ltd.,
15,990,000	Series 2020-2A-AR (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.79%	(b)	07/15/2034	15,843,560	0.4%

	Whitebox Ltd.,
25,000,000	Series 2021-3A-A1 (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.79%	(b)	10/15/2034	24,806,250	0.6%

Other Collateralized Loan Obligations(a)					158,013,781	4.0%

	Total Collateralized Loan Obligations (Cost $683,404,103)				678,524,870	17.3%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	45

Schedule of Investments - Summary DoubleLine Shiller Enhanced CAPE® (Cont.)

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $	% OF NET ASSETS
FOREIGN CORPORATE BONDS(a)
	Total Foreign Corporate Bonds (Cost $225,420,958)				213,334,018	5.4%

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS(a)
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $36,854,119)				34,225,385	0.9%

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS

	CLNC Ltd.,
19,958,000	Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 3.01%, 2.90% Floor)	8.34%	(b)	08/20/2035	18,930,163	0.5%

20,416,000	JP Morgan Chase Commercial Mortgage Securities Trust,	4.60%	(b)(c)	05/05/2032	19,460,810	0.5%
	Series 2019-UES-G
	Series 2019-UES-F
	Series 2019-UES-E
	Series 2019-UES-D

	SMR Mortgage Trust,
15,697,103	Series 2022-IND-A (Secured Overnight Financing Rate 1 Month + 1.65%, 1.65% Floor)	6.98%	(b)	02/15/2039	14,815,695	0.4%

Other Non-Agency Commercial Mortgage Backed Obligations(a)					412,288,527	10.5%

	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $616,334,411)				465,495,195	11.9%

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS

	BRAVO Residential Funding Trust,
16,246,049	Series 2021-B-A1	2.12%	(b)(d)	04/01/2069	15,749,413	0.4%

	Credit Suisse Mortgage-Backed Trust,
21,485,735	Series 2019-RP10-A1	3.06%	(b)(c)	12/26/2059	21,238,567	0.5%

	CSMC Trust,
17,697,623	Series 2022-NQM1-A1	2.27%	(b)(c)	11/25/2066	14,602,574	0.4%

	Pretium Mortgage Credit Partners LLC,
27,141,700	Series 2021-NPL3-A1	1.87%	(b)(d)	07/25/2051	25,230,433	0.7%

	VOLT LLC,
22,017,305	Series 2021-NPL8-A1	2.12%	(b)(d)	04/25/2051	20,587,222	0.5%

Other Non-Agency Residential Collateralized Mortgage Obligations(a)					354,683,381	9.0%

	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $557,306,599)				452,091,590	11.5%

US CORPORATE BONDS(a)
	Total US Corporate Bonds (Cost $270,469,359)				263,980,361	6.7%

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS

	Federal National Mortgage Association,
22,137,903	Series 2020-M49-1A1	1.30%	(c)	11/25/2030	19,059,849	0.5%

Other US Government and Agency Mortgage Backed Obligations(a)					84,458,523	2.1%

	Total US Government and Agency Mortgage Backed Obligations (Cost $117,613,122)				103,518,372	2.6%

US GOVERNMENT AND AGENCY OBLIGATIONS

70,900,000	United States Treasury Notes	4.25%		12/31/2024	69,951,435	1.8%
36,300,000	United States Treasury Notes	4.13%		01/31/2025	35,742,738	0.9%
44,700,000	United States Treasury Notes	3.88%		03/31/2025	43,816,477	1.1%
123,700,000	United States Treasury Notes	3.88%		04/30/2025	121,194,591	3.1%
187,700,000	United States Treasury Notes	4.25%		05/31/2025	184,928,493	4.7%
35,600,000	United States Treasury Notes	4.63%		06/30/2025	35,298,234	0.9%
63,300,000	United States Treasury Notes	3.88%		01/15/2026	61,818,879	1.6%
108,300,000	United States Treasury Notes	3.63%		05/15/2026	104,987,543	2.7%
76,200,000	United States Treasury Notes	4.13%		06/15/2026	74,795,063	1.9%

	Total US Government and Agency Obligations (Cost $742,937,447)				732,533,453	18.7%

COMMON STOCKS(a)(f)
	Total Common Stocks (Cost $20,580)				55,298	0.0%

46	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $	% OF NET ASSETS
SHORT TERM INVESTMENTS
70,960,505	First American Government Obligations Fund - Class U	5.28%	(g)		70,960,505	1.8%
70,960,505	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.27%	(g)		70,960,505	1.8%
70,960,505	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27%	(g)		70,960,505	1.8%
70,000,000	United States Treasury Bills	0.00%		10/05/2023	69,969,287	1.8%
152,800,000	United States Treasury Bills	0.00%	(e)	05/16/2024	147,733,734	3.8%

	Total Short Term Investments (Cost $430,902,288)				430,584,536	11.0%

	Total Investments (Cost $4,190,668,025)				3,856,427,586	98.2%
	Other Assets in Excess of Liabilities				70,522,879	1.8%

	NET ASSETS				$3,926,950,465	100.0%

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	18.7%
Collateralized Loan Obligations	17.3%
Non-Agency Commercial Mortgage Backed Obligations	11.9%
Non-Agency Residential Collateralized Mortgage Obligations	11.5%
Short Term Investments	11.0%
US Corporate Bonds	6.7%
Asset Backed Obligations	6.6%
Bank Loans	5.6%
Foreign Corporate Bonds	5.4%
US Government and Agency Mortgage Backed Obligations	2.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.9%
Common Stocks	0.0%	(f)
Other Assets and Liabilities	1.8%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	18.7%
Collateralized Loan Obligations	17.3%
Non-Agency Commercial Mortgage Backed Obligations	11.9%
Non-Agency Residential Collateralized Mortgage Obligations	11.5%
Short Term Investments	11.0%
Asset Backed Obligations	6.6%
Banking	3.5%
US Government and Agency Mortgage Backed Obligations	2.6%
Utilities	1.5%
Healthcare	1.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.9%
Business Equipment and Services	0.9%
Technology	0.7%
Hotels/Motels/Inns and Casinos	0.7%

INVESTMENT BREAKDOWN as a % of Net Assets: (Cont.)
Transportation	0.7%
Pharmaceuticals	0.7%
Electronics/Electric	0.5%
Energy	0.5%
Retailers (other than Food/Drug)	0.5%
Finance	0.5%
Telecommunications	0.5%
Automotive	0.5%
Food Service	0.4%
Aerospace & Defense	0.4%
Media	0.4%
Food Products	0.4%
Mining	0.4%
Chemicals/Plastics	0.4%
Containers and Glass Products	0.3%
Insurance	0.2%
Chemical Products	0.2%
Leisure	0.2%
Building and Development (including Steel/Metals)	0.2%
Consumer Products	0.2%
Beverage and Tobacco	0.2%
Construction	0.2%
Real Estate	0.2%
Financial Intermediaries	0.2%
Diversified Manufacturing	0.2%
Commercial Services	0.1%
Environmental Control	0.1%
Conglomerates	0.0%	(f)
Industrial Equipment	0.0%	(f)
Other Assets and Liabilities	1.8%

	100.0%

(a)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate, respectively as of period end.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(e)	All or a portion of this security has been pledged as collateral.

(f)	Represents less than 0.05% of net assets

(g)	Seven-day yield as of period end

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	47

Schedule of Investments - Summary DoubleLine Shiller Enhanced CAPE® (Cont.)

Swap Agreements

Excess Return Swaps
Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	11/29/2023	$70,000,000	$8,960,900	$—	$8,960,900
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/07/2023	60,000,000	8,145,296	—	8,145,296
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/21/2023	100,000,000	7,423,079	—	7,423,079
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/16/2024	75,000,000	7,187,371	—	7,187,371
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	01/31/2024	65,000,000	7,180,697	—	7,180,697
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	01/23/2024	70,000,000	6,833,749	—	6,833,749
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	01/10/2024	70,000,000	5,460,049	—	5,460,049
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	02/20/2024	85,000,000	5,045,126	—	5,045,126
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/04/2024	50,000,000	4,696,873	—	4,696,873
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	03/26/2024	75,000,000	4,665,646	—	4,665,646
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	02/06/2024	50,000,000	4,539,126	—	4,539,126
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	05/01/2024	80,000,000	4,527,002	—	4,527,002
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	05/09/2024	70,000,000	3,965,689	—	3,965,689
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	12/27/2023	100,000,000	3,471,270	—	3,471,270
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	12/20/2023	90,000,000	3,384,113	—	3,384,113
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/14/2023	70,000,000	3,057,928	—	3,057,928
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/21/2024	69,000,000	2,973,190	—	2,973,190
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	06/05/2024	65,000,000	2,686,904	—	2,686,904
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/13/2024	100,000,000	2,640,507	—	2,640,507
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	11/09/2023	80,000,000	2,322,870	—	2,322,870
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/21/2023	80,000,000	2,260,147	—	2,260,147
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	10/10/2023	85,000,000	2,242,342	—	2,242,342
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/28/2024	62,000,000	2,037,681	—	2,037,681
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	04/16/2024	64,000,000	2,028,072	—	2,028,072
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	03/12/2024	80,000,000	1,817,955	—	1,817,955
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/07/2023	85,000,000	1,538,763	—	1,538,763
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/19/2024	90,000,000	1,529,305	—	1,529,305
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	12/12/2023	50,000,000	1,406,928	—	1,406,928
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/23/2024	75,000,000	1,279,321	—	1,279,321
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	10/18/2023	75,000,000	1,142,609	—	1,142,609

48	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/26/2023	$65,000,000	$847,589	$—	$847,589
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	10/09/2024	75,000,000	348,171	—	348,171
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	02/29/2024	55,000,000	316,174	—	316,174
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/24/2023	70,000,000	(224,945)	—	(224,945)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	06/18/2024	80,000,000	(241,608)	—	(241,608)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/27/2024	86,000,000	(501,868)	—	(501,868)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	09/03/2024	55,000,000	(1,716,764)	—	(1,716,764)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/28/2024	50,000,000	(2,273,849)	—	(2,273,849)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/22/2024	65,000,000	(2,425,944)	—	(2,425,944)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	10/02/2024	80,000,000	(2,665,158)	—	(2,665,158)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/11/2024	88,000,000	(2,883,984)	—	(2,883,984)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/12/2023	90,000,000	(3,660,715)	—	(3,660,715)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	09/19/2024	88,000,000	(3,774,386)	—	(3,774,386)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	07/16/2024	96,000,000	(3,984,838)	—	(3,984,838)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/26/2024	77,000,000	(4,257,488)	—	(4,257,488)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/12/2024	100,000,000	(4,522,443)	—	(4,522,443)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	07/24/2024	80,000,000	(4,860,980)	—	(4,860,980)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	07/30/2024	80,000,000	(5,150,514)	—	(5,150,514)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/14/2024	95,000,000	(5,644,495)	—	(5,644,495)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	08/13/2024	85,000,000	(6,031,291)	—	(6,031,291)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/08/2024	95,000,000	(6,110,402)	—	(6,110,402)

							$57,030,770	$—	$57,030,770

(1)

Shiller Barclays CAPE® US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of September 30, 2023, is available on the Barclays Capital, Inc. website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	49

Schedule of Investments - Summary DoubleLine Flexible Income Fund	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $	% OF NET ASSETS
ASSET BACKED OBLIGATIONS

	ExteNet LLC,
6,250,000	Series 2019-1A-C	5.22%	(b)	07/25/2049	5,935,119	0.7%

	Pagaya AI Debt Selection Trust,
5,499,701	Series 2021-3-C	3.27%	(b)	05/15/2029	4,762,994	0.6%

	Regional Ltd.,
3,855,334	Series 2021-1A-A	5.75%		04/15/2041	3,458,382	0.4%

	Vivint Solar Financing LLC,
4,484,158	Series 2018-1A-A	4.73%	(b)	04/30/2048	4,029,247	0.5%

Other Asset Backed Obligations(a)					23,306,568	2.8%

	Total Asset Backed Obligations (Cost $55,512,040)				41,492,310	5.0%

BANK LOANS(a)
	Total Bank Loans (Cost $80,153,794)				78,248,283	9.4%

COLLATERALIZED LOAN OBLIGATIONS

	BlueMountain Ltd.,
3,770,000	Series 2013-2A-DR (Secured Overnight Financing Rate 3 Month + 3.16%)	8.51%	(b)	10/22/2030	3,498,243	0.4%

	Cathedral Lake Ltd.,
3,500,000	Series 2021-8A-D1 (Secured Overnight Financing Rate 3 Month + 3.68%, 3.42% Floor)	9.02%	(b)	01/20/2035	3,456,951	0.4%

	LCM LP,
5,000,000	Series 26A-D (Secured Overnight Financing Rate 3 Month + 2.76%, 2.50% Floor)	8.09%	(b)	01/20/2031	4,475,106	0.5%

	Madison Park Funding Ltd.,
4,500,000	Series 2015-18A-BR (Secured Overnight Financing Rate 3 Month + 1.86%)	7.20%	(b)	10/21/2030	4,474,350	0.5%

	Marble Point Ltd.,
3,500,000	Series 2021-3A-D1 (Secured Overnight Financing Rate 3 Month + 3.76%, 3.50% Floor)	9.07%	(b)	10/17/2034	3,454,597	0.4%

	Neuberger Berman Loan Advisers Ltd.,
4,000,000	Series 2017-16SA-DR (Secured Overnight Financing Rate 3 Month + 3.16%, 2.90% Floor)	8.47%	(b)	04/15/2034	3,878,884	0.5%

	Octagon Investment Partners Ltd.,
4,500,000	Series 2012-1A-CRR (Secured Overnight Financing Rate 3 Month + 4.16%, 3.90% Floor)	9.47%	(b)	07/15/2029	4,321,505	0.5%
4,000,000	Series 2018-1A-C (Secured Overnight Financing Rate 3 Month + 2.86%, 2.60% Floor)	8.19%	(b)	01/20/2031	3,744,856	0.5%

	RR Ltd.,
4,000,000	Series 2018-4A-C (Secured Overnight Financing Rate 3 Month + 3.21%, 0.26% Floor)	8.52%	(b)	04/15/2030	3,845,876	0.5%

	Sound Point Ltd.,
6,000,000	Series 2019-2A-DR (Secured Overnight Financing Rate 3 Month + 3.56%, 3.30% Floor)	8.87%	(b)	07/15/2034	5,666,134	0.7%
5,000,000	Series 2020-2A-DR (Secured Overnight Financing Rate 3 Month + 3.61%, 3.35% Floor)	8.96%	(b)	10/25/2034	4,765,350	0.6%

	Steele Creek Ltd.,
5,000,000	Series 2019-2A-BR (Secured Overnight Financing Rate 3 Month + 2.11%, 1.85% Floor)	7.42%	(b)	07/15/2032	4,928,000	0.6%

	THL Credit Wind River Ltd.,
4,000,000	Series 2014-2A-DR (Secured Overnight Financing Rate 3 Month + 3.16%, 2.90% Floor)	8.47%	(b)	01/15/2031	3,596,725	0.4%

	Trimaran CAVU LLC,
6,000,000	Series 2019-1A-B (Secured Overnight Financing Rate 3 Month + 2.46%, 2.20% Floor)	7.79%	(b)	07/20/2032	5,988,600	0.7%

	Voya Ltd.,
3,900,000	Series 2013-1A-CR (Secured Overnight Financing Rate 3 Month + 3.21%)	8.52%	(b)	10/15/2030	3,629,611	0.4%

Other Collateralized Loan Obligations(a)					103,467,640	12.4%

	Total Collateralized Loan Obligations (Cost $176,055,415)				167,192,428	20.0%

FOREIGN CORPORATE BONDS(a)
	Total Foreign Corporate Bonds (Cost $48,242,918)				38,910,535	4.7%

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS(a)
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $13,328,406)				10,105,065	1.2%

50	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $	% OF NET ASSETS
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS

3,708,000	JP Morgan Chase Commercial Mortgage Securities Trust,	4.60%	(b)(e)	05/05/2032	3,534,517	0.4%
	Series 2019-UES-G
	Series 2019-UES-F
	Series 2019-UES-E
	Series 2019-UES-D

Other Non-Agency Commercial Mortgage Backed Obligations (a)					78,631,653	9.4%

	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $112,464,183)				82,166,170	9.8%

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS

	AMSR Trust,
5,122,000	Series 2021-SFR3-G	3.80%	(b)	10/17/2038	4,321,544	0.5%

	APS Resecuritization Trust,
7,938,935	Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	4.25%	(b)	10/27/2046	6,538,013	0.8%

	CSMC Trust,
7,700,000	Series 2020-RPL6-A2	3.37%	(b)(e)	03/25/2059	6,739,892	0.8%

	FirstKey Homes Trust,
6,452,000	Series 2021-SFR1-F1	3.24%	(b)	08/17/2038	5,587,749	0.7%

	FMC GMSR Issuer Trust,
8,000,000	Series 2021-GT1-A	3.62%	(b)(e)	07/25/2026	6,578,966	0.8%

	Home Partners of America Trust,
6,456,524	Series 2019-2-F	3.87%	(b)	10/19/2039	5,454,966	0.7%

	Morgan Stanley Resecuritization Trust,
7,545,308	Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	5.39%	(b)(c)	12/26/2046	6,743,649	0.8%

	NovaStar Mortgage Funding Trust,
9,774,483	Series 2006-3-A2C (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor, 11.00% Cap)	5.75%		10/25/2036	5,153,472	0.6%

	Progress Residential Trust,
7,500,000	Series 2021-SFR2-F	3.40%	(b)	04/19/2038	6,557,973	0.8%
8,100,000	Series 2021-SFR3-F	3.44%	(b)	05/17/2026	7,047,936	0.8%

	Residential Mortgage Loan Trust,
5,750,000	Series 2020-1-B1	3.95%	(b)(e)	01/26/2060	4,540,820	0.5%

	Structured Asset Securities Corporation,
7,725,727	Series 2007-OSI-A4 (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor)	5.63%		06/25/2037	4,925,012	0.6%
5,283,464	Series 2007-RF1-1A (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.62%	(b)	03/25/2037	4,231,353	0.5%

	Toorak Mortgage Corporation Ltd.,
6,600,000	Series 2021-1-A2	3.10%	(b)(d)	06/25/2024	6,372,860	0.8%

	Tricon American Homes Trust,
5,000,000	Series 2019-SFR1-F	3.75%	(b)	03/17/2038	4,567,105	0.6%

Other Non-Agency Residential Collateralized Mortgage Obligations(a)					67,914,749	8.1%

	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $194,949,238)				153,276,059	18.4%

US CORPORATE BONDS(a)
	Total US Corporate Bonds (Cost $36,661,206)				32,048,100	3.8%

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS

	Federal Home Loan Mortgage Corporation Pass-Thru,
7,643,176	Series KF89-AS (Secured Overnight Financing Rate 30 Day Average + 0.37%)	5.68%		09/25/2030	7,533,815	0.9%

	Federal Home Loan Mortgage Corporation REMICS,
13,542,385	Series 4851-PF (Secured Overnight Financing Rate 30 Day Average + 0.51%, 0.40% Floor, 6.50% Cap)	5.83%		08/15/2057	12,877,386	1.5%
11,697,336	Series 4944-F (Secured Overnight Financing Rate 30 Day Average + 0.56%, 0.45% Floor, 6.50% Cap)	5.88%		01/25/2050	11,389,816	1.4%
15,322,428	Federal Home Loan Mortgage Corporation REMICS	1.02% – 5.93%	(f)(g)	04/15/2040 – 09/25/2051	5,449,089	0.7%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	51

Schedule of Investments - Summary DoubleLine Flexible Income Fund (Cont.)

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $	% OF NET ASSETS

	Federal National Mortgage Association REMICS,
6,445,578	Series 2013-12-FT (Secured Overnight Financing Rate 30 Day Average + 0.46%, 0.35% Floor, 6.50% Cap)	5.78%		02/25/2043	6,207,063	0.7%
4,353,551	Series 2018-86-MF (Secured Overnight Financing Rate 30 Day Average + 0.41%, 0.30% Floor, 6.50% Cap)	5.73%		12/25/2048	4,231,324	0.5%
5,405,248	Series 2022-43-FA (Secured Overnight Financing Rate 30 Day Average + 0.55%, 0.55% Floor, 6.00% Cap)	5.86%		07/25/2052	5,129,470	0.6%
25,447,420	Federal National Mortgage Association REMICS	0.62% – 3.00%	(f)(g)	05/25/2046 – 08/25/2050	2,603,927	0.3%

	Government National Mortgage Association,
36,764,828	Series 2020-146-IJ	2.50%	(f)	10/20/2050	4,404,360	0.5%
190,617,231	Government National Mortgage Association	0.00% – 1.03%	(e)(f)(g)	10/20/2049 – 08/16/2064	8,245,474	1.0%

Other US Government and Agency Mortgage Backed Obligations(a)					7,203,700	0.9%

	Total US Government and Agency Mortgage Backed Obligations (Cost $89,820,980)				75,275,424	9.0%

US GOVERNMENT AND AGENCY OBLIGATIONS
15,000,000	United States Treasury Notes	3.13%		08/15/2025	14,473,242	1.7%
5,000,000	United States Treasury Notes	3.13%		08/31/2027	4,719,727	0.6%

	Total US Government and Agency Obligations (Cost $19,449,999)				19,192,969	2.3%

COMMON STOCKS(a)(i)
	Total Common Stocks (Cost $395,053)				137,626	0.0%

ESCROW NOTES(a)(i)
	Total Escrow Notes (Cost $—)				752	0.0%

RIGHTS(a)(i)
	Total Rights (Cost $—)				5,580	0.0%

WARRANTS(a)(i)
	Total Warrants (Cost $—)				2,135	0.0%

SHORT TERM INVESTMENTS
7,076,092	First American Government Obligations Fund - Class U	5.28%	(h)		7,076,092	0.8%
7,076,092	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.27%	(h)		7,076,092	0.8%
7,076,092	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27%	(h)		7,076,092	0.9%
5,000,000	United States Treasury Bills	0.00%		11/02/2023	4,977,246	0.6%
100,000,000	United States Treasury Bills	0.00%		11/09/2023	99,441,611	11.9%
15,000,000	United States Treasury Bills	0.00%		12/12/2023	14,843,061	1.8%

	Total Short Term Investments (Cost $140,480,062)				140,490,194	16.8%

	Total Investments (Cost $967,513,294)				838,543,630	100.4%
	Liabilities in Excess of Other Assets				(3,391,038)	(0.4)%

	NET ASSETS				$835,152,592	100.0%

52	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	20.0%
Non-Agency Residential Collateralized Mortgage Obligations	18.4%
Short Term Investments	16.8%
Non-Agency Commercial Mortgage Backed Obligations	9.8%
Bank Loans	9.4%
US Government and Agency Mortgage Backed Obligations	9.0%
Asset Backed Obligations	5.0%
Foreign Corporate Bonds	4.7%
US Corporate Bonds	3.8%
US Government and Agency Obligations	2.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.2%
Common Stocks	0.0%	(i)
Rights	0.0%	(i)
Warrants	0.0%	(i)
Escrow Notes	0.0%	(i)
Other Assets and Liabilities	(0.4)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	20.0%
Non-Agency Residential Collateralized Mortgage Obligations	18.4%
Short Term Investments	16.8%
Non-Agency Commercial Mortgage Backed Obligations	9.8%
US Government and Agency Mortgage Backed Obligations	9.0%
Asset Backed Obligations	5.0%
US Government and Agency Obligations	2.3%
Utilities	1.5%
Healthcare	1.4%
Energy	1.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.2%
Banking	1.0%
Electronics/Electric	1.0%
Business Equipment and Services	1.0%
Media	0.9%
Transportation	0.8%
Telecommunications	0.7%
Retailers (other than Food/Drug)	0.7%
Hotels/Motels/Inns and Casinos	0.6%
Chemicals/Plastics	0.6%
Aerospace & Defense	0.5%
Insurance	0.5%
Leisure	0.4%
Industrial Equipment	0.4%
Mining	0.4%

INVESTMENT BREAKDOWN as a % of Net Assets: (Cont.)
Automotive	0.4%
Food Service	0.4%
Pharmaceuticals	0.4%
Consumer Products	0.3%
Containers and Glass Products	0.3%
Commercial Services	0.3%
Technology	0.3%
Construction	0.3%
Financial Intermediaries	0.3%
Building and Development (including Steel/Metals)	0.3%
Food Products	0.2%
Finance	0.2%
Chemical Products	0.1%
Cosmetics/Toiletries	0.1%
Real Estate	0.1%
Beverage and Tobacco	0.1%
Diversified Manufacturing	0.1%
Environmental Control	0.0%	(i)
Pulp & Paper	0.0%	(i)
Other Assets and Liabilities	(0.4)%

	100.0%

(a)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate, respectively as of period end.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)	Value determined using significant unobservable inputs.

(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(e)

Includes securities where coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(f)	Includes interest only securities

(g)

Includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)	Seven-day yield as of period end

(i)	Represents less than 0.05% of net assets

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	53

Schedule of Investments DoubleLine Low Duration Emerging Markets Fixed Income Fund	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN CORPORATE BONDS 75.5%

BRAZIL 9.5%
3,800,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	3,744,584
376,000	BRF GmbH	4.35%		09/29/2026	345,989
3,100,000	Cosan Overseas Ltd.	7.00%		01/20/2027	3,092,196
1,200,000	CSN Steel S.L.	7.63%		04/17/2026	1,201,571
1,812,733	Guara Notre SARL	5.20%		06/15/2034	1,544,582
105,102	Invepar Holdings	0.00%	(a)(b)	12/30/2028	—
2,000,000	JBS USA LUX SA / JBS USA Food Company / JBS USA Finance, Inc.	2.50%		01/15/2027	1,768,380
400,000	JBS USA LUX SA / JBS USA Food Company / JBS USA Finance, Inc.	3.00%		02/02/2029	335,987
2,072,054	MV24 Capital B.V.	6.75%		06/01/2034	1,829,806
2,800,000	NBM US Holdings, Inc.	7.00%		05/14/2026	2,778,905
400,000	St Marys Cement, Inc.	5.75%		01/28/2027	389,158

					17,031,158

CHILE 8.5%
4,850,000	Chile Electricity PEC S.p.A.	0.00%	(c)	01/25/2028	3,773,288
521,500	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	470,385
1,742,320	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	1,630,103
4,500,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	4,432,941
1,694,400	GNL Quintero S.A.	4.63%		07/31/2029	1,619,508
700,000	Mercury Chile Holdco LLC	6.50%	(c)	01/24/2027	644,633
900,000	Mercury Chile Holdco LLC	6.50%		01/24/2027	828,814
788,000	Sociedad Quimica y Minera de Chile S.A.	4.38%		01/28/2025	767,287
1,478,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	833,493
700,000	VTR Finance NV	6.38%		07/15/2028	264,765

					15,265,217

COLOMBIA 4.2%
4,103,079	AI Candelaria Spain S.A.	7.50%		12/15/2028	3,744,773
500,000	Banco de Bogota S.A.	6.25%		05/12/2026	477,395
2,700,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	2,327,739
1,100,000	Grupo de Inversiones Suramericana S.A.	5.50%		04/29/2026	1,047,866

					7,597,773

GUATEMALA 1.6%
1,350,000	Millicom International Cellular S.A.	6.63%		10/15/2026	1,271,629
1,936,800	Millicom International Cellular S.A.	5.13%		01/15/2028	1,638,630

					2,910,259

INDIA 5.7%
1,281,000	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	966,416
2,700,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	2,619,071
1,700,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	1,436,205
2,400,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	2,100,081
3,150,000	Reliance Industries Ltd.	4.13%		01/28/2025	3,075,127

					10,196,900

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
INDONESIA 6.0%
400,000	Freeport Indonesia PT	4.76%	(c)	04/14/2027	381,653
1,800,000	Freeport Indonesia PT	4.76%		04/14/2027	1,717,438
4,900,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	4,495,088
4,800,000	Minejesa Capital B.V.	4.63%		08/10/2030	4,282,800

					10,876,979

ISRAEL 4.7%
4,600,000	Bank Hapoalim B.M.	3.26%	(c)(d)	01/21/2032	3,938,722
5,000,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28%	(c)	01/29/2031	4,475,755

					8,414,477

JAMAICA 0.0%(g)
263,447	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00%	(a)(c)	04/01/2025	57,958
59,154	Digicel Group Holdings Ltd. (7.00% PIK)	7.00%	(a)(c)(e)	10/16/2023	3,484

					61,442

KOREA 3.6%
3,500,000	KT Corporation	1.00%		09/01/2025	3,202,006
3,300,000	LG Chem Ltd.	3.25%		10/15/2024	3,209,892

					6,411,898

KUWAIT 2.1%
400,000	Equate Petrochemical B.V.	4.25%		11/03/2026	380,540
3,400,000	MEGlobal Canada ULC	5.00%		05/18/2025	3,320,471

					3,701,011

MALAYSIA 0.7%
1,244,000	Axiata SPV2 BHD	4.36%		03/24/2026	1,203,876

MEXICO 3.4%
1,200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year CMT Rate + 3.00%)	5.95%		10/01/2028	1,186,201
1,800,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	1,735,129
2,000,000	Industrias Penoles SAB de CV	4.15%		09/12/2029	1,754,921
1,466,916	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	1,396,453

					6,072,704

PANAMA 2.7%
1,877,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%	(h)	04/16/2029	1,705,152
1,000,000	Multibank, Inc.	7.75%	(c)	02/03/2028	1,009,145
2,450,000	Sable International Finance Ltd.	5.75%		09/07/2027	2,225,886

					4,940,183

PARAGUAY 1.2%
1,050,000	Banco Continental SAECA	2.75%		12/10/2025	955,018
1,282,000	Telefonica Celular del Paraguay S.A.	5.88%		04/15/2027	1,168,261

					2,123,279

54	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
PERU 10.5%
2,000,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%	(c)	09/30/2031	1,758,980
1,750,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	1,608,319
3,200,000	Banco Internacional del Peru S.A.A. Interbank (3 Month LIBOR USD + 5.76%)	6.63%	(h)	03/19/2029	3,162,933
1,400,000	Banco Internacional del Peru S.A.A. Interbank (5 Year CMT Rate + 3.71%)	4.00%		07/08/2030	1,289,713
500,000	BBVA Banco Continental S.A. (5 Year CMT Rate + 2.75%)	5.25%		09/22/2029	488,276
500,000	Camposol S.A.	6.00%		02/03/2027	291,634
200,000	Credicorp Ltd.	2.75%		06/17/2025	187,554
2,825,000	Fenix Power Peru S.A.	4.32%		09/20/2027	2,615,413
2,355,000	Inkia Energy Ltd.	5.88%		11/09/2027	2,263,744
168,831	Interoceanica Finance Ltd.	0.00%		11/30/2025	156,591
2,300,000	Kallpa Generacion S.A.	4.88%		05/24/2026	2,193,827
1,200,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	1,094,334
1,800,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	1,702,522

					18,813,840

SINGAPORE 7.2%
4,800,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	4,362,632
4,500,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	4,141,965
1,000,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	987,248
3,800,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	3,427,140

					12,918,985

SOUTH AFRICA 1.1%
2,300,000	Sasol Financing USA LLC	4.38%		09/18/2026	2,041,169

UNITED ARAB EMIRATES 2.3%
4,522,094	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	4,180,634

VIETNAM 0.5%
1,000,000	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	908,510

	Total Foreign Corporate Bonds (Cost $145,304,142)				135,670,294

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS 22.3%

BRAZIL 0.6%
1,100,000	Petrobras Global Finance B.V.	7.38%		01/17/2027	1,134,693

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
COLOMBIA 6.0%
5,800,000	Colombia Government International Bond	4.50%		01/28/2026	5,564,591
3,100,000	Ecopetrol S.A.	4.13%		01/16/2025	2,994,947
2,500,000	Oleoducto Central S.A.	4.00%		07/14/2027	2,229,964

					10,789,502

DOMINICAN REPUBLIC 0.4%
700,000	Dominican Republic International Bond	5.50%		01/27/2025	690,924

INDIA 2.1%
1,500,000	ONGC Videsh Ltd.	4.63%		07/15/2024	1,481,183
2,500,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	2,367,825

					3,849,008

INDONESIA 0.4%
800,000	Indonesia Asahan Aluminium Persero PT	4.75%		05/15/2025	782,668

KOREA 3.2%
1,600,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	1,501,860
200,000	Korea Electric Power Corporation	1.13%	(c)	06/15/2025	185,420
1,000,000	Korea Electric Power Corporation	1.13%		06/15/2025	927,098
1,100,000	Korea Hydro & Nuclear Power Company Ltd.	1.25%	(c)	04/27/2026	984,791
2,500,000	Korea Southern Power Company Ltd.	0.75%	(c)	01/27/2026	2,230,968

					5,830,137

MALAYSIA 2.8%
5,300,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	4,947,999

MEXICO 1.5%
3,200,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	2,651,880

PANAMA 0.8%
1,500,000	Panama Government International Bond	3.75%		03/16/2025	1,451,484

PARAGUAY 0.3%
667,931	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	468,144

PERU 1.4%
1,959,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%	(h)	07/15/2029	1,912,494
541,937	Lima Metro Finance Ltd.	5.88%		07/05/2034	523,338

					2,435,832

SINGAPORE 1.3%
2,500,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	2,286,120

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	55

Schedule of Investments DoubleLine Low Duration Emerging Markets Fixed Income Fund (Cont.)

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
SOUTH AFRICA 1.5%
1,500,000	Republic of South Africa Government Bond	4.67%		01/17/2024	1,489,756
1,300,000	Republic of South Africa Government Bond	4.88%		04/14/2026	1,241,890

					2,731,646

	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $42,568,999)				40,050,037

SHORT TERM INVESTMENTS 1.5%
872,842	First American Government Obligations Fund -Class U	5.28%	(f)		872,842
872,843	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.27%	(f)		872,843
872,843	Morgan Stanley Institutional Liquidity Funds Government Portfolio -Institutional Share Class	5.27%	(f)		872,843

	Total Short Term Investments (Cost $2,618,528)				2,618,528

	Total Investments 99.3% (Cost $190,491,669)				178,338,859
	Other Assets in Excess of Liabilities 0.7%				1,286,595

	NET ASSETS 100.0%				$179,625,454

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	75.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	22.3%
Short Term Investments	1.5%
Other Assets and Liabilities	0.7%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	22.3%
Banking	21.7%
Utilities	15.9%
Transportation	9.1%
Telecommunications	6.6%
Consumer Products	4.8%
Mining	4.6%
Chemical Products	4.2%
Energy	3.6%
Chemicals/Plastics	3.4%
Short Term Investments	1.5%
Finance	0.7%
Building and Development (including Steel/Metals)	0.7%
Conglomerates	0.2%
Other Assets and Liabilities	0.7%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Peru	11.9%
Colombia	10.2%
Brazil	10.1%
Chile	8.5%
Singapore	8.5%
India	7.8%
Korea	6.8%
Indonesia	6.4%
Mexico	4.9%
Israel	4.7%
Panama	3.5%
Malaysia	3.5%
South Africa	2.6%
United Arab Emirates	2.3%
Kuwait	2.1%
Guatemala	1.6%
United States	1.5%
Paraguay	1.5%
Vietnam	0.5%
Dominican Republic	0.4%
Jamaica	0.0%	(g)
Other Assets and Liabilities	0.7%

	100.0%

(a)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(b)	Value determined using significant unobservable inputs.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(e)	Perpetual maturity. The date disclosed is the next call date of the security.

(f)	Seven-day yield as of period end

(g)	Represents less than 0.05% of net assets

(h)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

56	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Long Duration Total Return Bond Fund	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 78.8%

	Federal Home Loan Mortgage Corporation REMICS,
1,441,085	Series 4057-ZB	3.50%		06/15/2042	1,285,954
1,366,305	Series 4194-ZL	3.00%	(a)	04/15/2043	1,126,704
2,152,447	Series 4206-LZ	3.50%	(a)	05/15/2043	1,817,738
2,933,332	Series 4390-NZ	3.00%	(a)	09/15/2044	2,421,033
1,061,513	Series 4460-KB	3.50%		03/15/2045	894,367
593,227	Series 4839-WO	0.00%	(b)	08/15/2056	383,633
1,914,396	Series 5017-VZ	2.00%	(a)	09/25/2050	1,130,629
1,818,453	Series 5105-GZ	2.50%	(a)	05/25/2051	1,004,427
1,508,721	Series 5160-ZY	3.00%	(a)	10/25/2050	949,901
1,422,647	Series 5319-PO	0.00%	(b)	08/25/2050	942,724
368,652	Series 5326-UO	0.00%	(b)	10/25/2050	239,654

	Federal Home Loan Mortgage Corporation,
1,020,000	Pool WN2410	4.59%		05/01/2033	947,531

	Federal National Mortgage Association REMICS,
1,260,000	Series 2012-128-UC	2.50%		11/25/2042	871,949
631,652	Series 2013-66-ZK	3.00%	(a)	07/25/2043	414,932
1,709,395	Series 2013-74-ZH	3.50%		07/25/2043	1,517,938
1,525,014	Series 2014-42-BZ	3.00%	(a)	07/25/2044	1,251,631
384,969	Series 2014-68-TD	3.00%		11/25/2044	330,756
487,754	Series 2014-80-KL	2.00%		05/25/2043	296,590
807,517	Series 2016-64-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.57%	(c)(d)	09/25/2046	66,980
238,444	Series 2018-21-PO	0.00%	(b)	04/25/2048	174,466
2,756,896	Series 2019-68-ZL	2.50%	(a)	11/25/2049	1,908,057
1,904,240	Series 2021-17-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 3.30%, 3.30% Cap)	0.00%	(c)(d)	04/25/2051	18,527

	Federal National Mortgage Association,
1,000,000	Pool AN7330	3.26%		12/01/2037	797,477
1,500,000	Pool BL2643	3.39%		07/01/2034	1,270,521
996,000	Pool BS7172	5.27%		11/01/2032	981,669
967,000	Pool BS7220	5.23%		11/01/2032	962,514
1,000,000	Pool BS8657	5.10%		06/01/2030	979,889
1,008,000	Pool BS8919	4.69%		07/01/2033	952,747
1,000,000	Pool WN2312	4.60%		01/01/2030	952,440
3,178,000	Series 2023-M1-2A2	4.05%	(e)	07/25/2040	2,645,176
1,733,947	Government National Mortgage Association REMIC Trust	3.50%		01/20/2052	1,171,716

	Government National Mortgage Association,
257,535	Series 2013-180-LO	0.00%	(b)	11/16/2043	187,901
3,776,059	Series 2015-53-EZ	2.00%	(a)	04/16/2045	2,168,228
3,440,777	Series 2015-79-VZ	2.50%	(a)	05/20/2045	2,769,001
340,015	Series 2016-12-MZ	3.00%	(a)	01/20/2046	242,736
1,160,343	Series 2017-122-CZ	3.00%	(a)	08/20/2047	841,695
1,678,792	Series 2021-105-JS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.65%, 3.65% Cap)	0.00%	(c)(d)	06/20/2051	24,292
1,336,937	Series 2021-223-EZ	3.00%	(a)	12/20/2051	881,069
788,998	Series 2021-42-SB (-1 x Secured Overnight Financing Rate 1 Month + 6.24%, 6.35% Cap)	0.91%	(c)(d)	03/20/2051	86,558

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Government National Mortgage Association, (Cont.)
1,729,145	Series 2021-89-SA (-1 x Secured Overnight Financing Rate 1 Month + 3.64%, 3.75% Cap)	0.00%	(c)(d)	05/20/2051	37,384
1,052,000	Series 2022-99-QG	3.50%		01/20/2052	844,043
1,292,000	Series 2023-81-YJ	3.50%		06/20/2053	1,039,413

	Seasoned Credit Risk Transfer Trust,
1,005,000	Series 2021-2-MBU	2.50%		11/25/2060	634,653

	Total US Government and Agency Mortgage Backed Obligations (Cost $48,995,315)				40,467,243

US GOVERNMENT AND AGENCY OBLIGATIONS 18.9%
5,200,000	United States Treasury Notes	3.88%		05/15/2043	4,521,563
5,700,000	United States Treasury Notes	4.13%		08/15/2053	5,175,422

	Total US Government and Agency Obligations (Cost $10,234,159)				9,696,985

SHORT TERM INVESTMENTS 4.4%
759,294	First American Government Obligations Fund -Class U	5.28%	(f)		759,294
759,294	JP Morgan U.S. Government Money Market Fund -Institutional Share Class	5.27%	(f)		759,294
759,294	Morgan Stanley Institutional Liquidity Funds Government Portfolio -Institutional Share Class	5.27%	(f)		759,294

	Total Short Term Investments (Cost $2,277,882)				2,277,882

	Total Investments 102.1% (Cost $61,507,356)				52,442,110
	Liabilities in Excess of Other Assets (2.1)%				(1,103,288)

	NET ASSETS 100.0%				$51,338,822

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	78.8%
US Government and Agency Obligations	18.9%
Short Term Investments	4.4%
Other Assets and Liabilities	(2.1)%

100.0%

(a)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(b)	Principal only security

(c)	Interest only security

(d)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(e)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(f)	Seven-day yield as of period end

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	57

Schedule of Investments DoubleLine Long Duration Total Return Bond Fund (Cont.)

Futures Contracts
Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/Value
10-Year US Treasury Ultra Note Future	Short	(160)	12/19/2023	$(17,850,000)	$515,177
5-Year US Treasury Note Future	Short	(163)	12/29/2023	(17,173,578)	151,193
2-Year US Treasury Note Future	Long	137	12/29/2023	27,771,399	(60,638)
US Treasury Long Bond Future	Long	31	12/19/2023	3,527,219	(193,025)
US Treasury Ultra Long Bond Future	Long	167	12/19/2023	19,820,813	(1,463,006)

					$(1,050,299)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

58	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Strategic Commodity Fund (Consolidated)	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
SHORT TERM INVESTMENTS 102.1%
11,942,985	First American Government Obligations Fund - Class U	5.28%	(a)(b)		11,942,985
11,942,985	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.27%	(a)(b)		11,942,985
11,942,985	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27%	(a)(b)		11,942,985
3,580,000	United States Treasury Bills	0.00%		10/05/2023	3,578,429
20,500,000	United States Treasury Bills	0.00%	(b)	10/17/2023	20,455,007
10,000,000	United States Treasury Bills	0.00%	(b)(c)	11/02/2023	9,954,490

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
9,000,000	United States Treasury Bills	0.00%		11/30/2023	8,921,456
17,000,000	United States Treasury Bills	0.00%	(b)	12/05/2023	16,839,475
17,500,000	United States Treasury Bills	0.00%	(b)(c)	01/04/2024	17,257,819
64,000,000	United States Treasury Bills	0.00%	(b)	02/22/2024	62,651,987
7,500,000	United States Treasury Bills	0.00%	(b)	03/07/2024	7,326,259

	Total Short Term Investments (Cost $182,795,130)				182,813,877

	Total Investments 102.1% (Cost $182,795,130)				182,813,877
	Liabilities in Excess of Other Assets (2.1)%				(3,702,389)

	NET ASSETS 100.0%				$179,111,488

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Short Term Investments	102.1%
Other Assets and Liabilities	(2.1)%

100.0%

(a)	Seven-day yield as of period end

(b)	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.

(c)	All or a portion of this security has been pledged as collateral.

Swap Agreements

Excess Return Swaps
Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Commodity Beta Basket Swap(1)(2)	Canadian Imperial Bank of Commerce	Long	0.21%	Termination	10/02/2023	$59,500,000	$(1,166,201)	$—	$(1,166,201)
Commodity Beta Basket Swap(1)(2)	Bank of America Merrill Lynch	Long	0.23%	Termination	10/02/2023	59,500,000	(1,167,146)	—	(1,167,146)
Commodity Beta Basket Swap(1)(2)	Barclays Capital, Inc.	Long	0.20%	Termination	10/02/2023	63,500,000	(1,255,698)	—	(1,255,698)

							$(3,589,045)	$—	$(3,589,045)

(1)	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.

(2)

Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At September 30, 2023, all constituents and their weightings were as follows:

Index	Ticker	Contract Value(3)	Value of Index	Weightings
Soybean Future	S1	0.34	$146	20.0%
Electrolytic Copper Future	LP1	0.22	132	18.1%
Crude Oil Future	CL1	0.10	80	10.9%
Brent Crude Future	CO1	0.10	78	10.8%
Nickel Future	LN1	0.17	60	8.3%
Sugar No. 11 Future	SB1	0.22	53	7.3%
Low Sulphur Gas Oil Future	QS1	0.09	43	5.9%
Live Cattle Future	LC1	0.21	42	5.8%
Gasoline RBOB Future	XB1	0.06	40	5.4%
Cotton No. 2 Future	CT1	0.41	30	4.1%
NY Harbor ULSD Heating Oil Future	HO1	0.07	25	3.4%

			$729	100.0%

(3)

Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	59

Schedule of Investments DoubleLine Global Bond Fund	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS 54.8%

AUSTRALIA 3.2%
1,050,000	AUD	Australia Government Bond	2.75%		04/21/2024	669,828
1,300,000	AUD	Australia Government Bond	1.00%		12/21/2030	664,703
5,817,000	AUD	Australia Government Bond	1.50%		06/21/2031	3,042,623

						4,377,154

BELGIUM 3.8%
2,300,000	EUR	Kingdom of Belgium Government Bond	1.00%	(a)	06/22/2026	2,294,694
3,126,000	EUR	Kingdom of Belgium Government Bond	0.90%	(a)	06/22/2029	2,922,616

						5,217,310

CANADA 1.7%
3,800,000	CAD	Canadian Government Bond	1.50%		06/01/2031	2,325,351

FRANCE 5.8%
1,070,000	EUR	French Republic Government Bond	0.25%		11/25/2026	1,033,439
1,545,000	EUR	French Republic Government Bond	1.00%		05/25/2027	1,513,909
660,000	EUR	French Republic Government Bond	0.00%		11/25/2029	576,554
3,372,529	EUR	French Republic Government Bond	0.70%	(a)	07/25/2030	3,567,347
1,290,000	EUR	French Republic Government Bond OAT	2.00%		11/25/2032	1,222,497

						7,913,746

GERMANY 7.1%
4,390,000	EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%		08/15/2030	3,865,057
4,950,000	EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%		02/15/2031	4,295,711
1,630,000	EUR	Bundesrepublik Deutschland Bundesanleihe	1.70%		08/15/2032	1,580,567

						9,741,335

IRELAND 2.6%
1,020,000	EUR	Ireland Government Bond	1.00%		05/15/2026	1,021,413
680,000	EUR	Ireland Government Bond	0.90%		05/15/2028	651,965
1,910,000	EUR	Ireland Government Bond	1.10%		05/15/2029	1,811,436

						3,484,814

JAPAN 11.5%
361,000,000	JPY	Japan Government Ten Year Bond	0.10%		12/20/2026	2,413,512
1,061,000,000	JPY	Japan Government Ten Year Bond	0.10%		12/20/2027	7,057,730
500,000,000	JPY	Japan Government Twenty Year Bond	1.90%		03/20/2031	3,668,843
418,000,000	JPY	Japan Government Twenty Year Bond	0.50%		03/20/2038	2,565,384

						15,705,469

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
MEXICO 3.3%
295,000	MXN	Mexican Bonos	5.00%	(b)	03/06/2025	1,567,956
276,800	MXN	Mexican Bonos	7.75%	(b)	05/29/2031	1,399,844
300,000	MXN	Mexican Bonos	7.50%	(b)	05/26/2033	1,463,239

						4,431,039

NEW ZEALAND 1.9%
5,800,000	NZD	New Zealand Government Bond	1.50%		05/15/2031	2,658,463

PERU 1.5%
8,100,000	PEN	Peru Government Bond	6.15%		08/12/2032	1,991,899

PORTUGAL 2.1%
1,590,000	EUR	Portugal Obrigacoes do Tesouro OT	1.95%	(a)	06/15/2029	1,567,872
1,420,000	EUR	Portugal Obrigacoes do Tesouro OT	0.48%	(a)	10/18/2030	1,232,869

						2,800,741

ROMANIA 3.2%
21,250,000	RON	Romania Government Bond	3.70%		11/25/2024	4,407,623

SOUTH AFRICA 2.5%
6,290,000	ZAR	Republic of South Africa Government Bond	8.00%		01/31/2030	290,120
74,470,000	ZAR	Republic of South Africa Government Bond	8.88%		02/28/2035	3,106,039

						3,396,159

SPAIN 4.6%
1,470,000	EUR	Spain Government Bond	1.30%	(a)	10/31/2026	1,457,913
4,440,000	EUR	Spain Government Bond	0.60%	(a)	10/31/2029	3,948,551
970,000	EUR	Spain Government Bond	0.50%	(a)	04/30/2030	842,988

						6,249,452

		Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $89,864,992)				74,700,555

US GOVERNMENT AND AGENCY OBLIGATIONS 37.2%

UNITED STATES 37.2%
660,000	USD	United States Treasury Notes	4.13%		01/31/2025	649,868
2,230,000	USD	United States Treasury Notes	4.63%		02/28/2025	2,210,052
2,260,000	USD	United States Treasury Notes	4.63%		06/30/2025	2,240,843
2,180,000	USD	United States Treasury Notes	4.75%		07/31/2025	2,165,651
2,410,000	USD	United States Treasury Notes	4.00%		02/15/2026	2,359,258
1,680,000	USD	United States Treasury Notes	4.13%		06/15/2026	1,649,025
2,190,000	USD	United States Treasury Notes	4.38%		08/15/2026	2,162,967
2,180,000	USD	United States Treasury Notes	4.13%		09/30/2027	2,134,952
2,210,000	USD	United States Treasury Notes	4.13%		10/31/2027	2,163,297
2,230,000	USD	United States Treasury Notes	3.88%		11/30/2027	2,162,055
2,240,000	USD	United States Treasury Notes	3.88%		12/31/2027	2,171,225
2,240,000	USD	United States Treasury Notes	4.00%		02/29/2028	2,182,338

60	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT/ SHARES		SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,200,000	USD	United States Treasury Notes	4.13%		07/31/2028	2,152,734
2,220,000	USD	United States Treasury Notes	3.88%		12/31/2029	2,126,951
2,220,000	USD	United States Treasury Notes	4.00%		02/28/2030	2,141,259
2,110,000	USD	United States Treasury Notes	3.75%		06/30/2030	2,003,016
1,720,000	USD	United States Treasury Notes	4.00%		07/31/2030	1,657,113
1,650,000	USD	United States Treasury Notes	4.13%		11/15/2032	1,591,606
2,350,000	USD	United States Treasury Notes	3.50%		02/15/2033	2,156,492
2,380,000	USD	United States Treasury Notes	3.38%		05/15/2033	2,158,734
2,480,000	USD	United States Treasury Notes	4.00%		11/15/2042	2,201,581
2,840,000	USD	United States Treasury Notes	3.88%		02/15/2043	2,472,131
1,390,000	USD	United States Treasury Notes	3.88%		05/15/2043	1,208,649
2,180,000	USD	United States Treasury Notes	4.00%		11/15/2052	1,932,706
2,590,000	USD	United States Treasury Notes	3.63%		02/15/2053	2,142,618
450,000	USD	United States Treasury Notes	4.13%		08/15/2053	408,586

		Total US Government and Agency Obligations (Cost $52,776,170)				50,605,707

SHORT TERM INVESTMENTS 5.1%
1,546,385		First American Government Obligations Fund - Class U	5.28%	(c)		1,546,385
1,546,385		JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.27%	(c)		1,546,385
1,546,385		Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27%	(c)		1,546,385
2,400,000	USD	United States Treasury Bills	0.00%		02/22/2024	2,349,448

		Total Short Term Investments (Cost $6,993,032)				6,988,603

		Total Investments 97.1% (Cost $149,634,194)				132,294,865
		Other Assets in Excess of Liabilities 2.9%				3,974,846

		NET ASSETS 100.0%				$136,269,711

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	54.8%
US Government and Agency Obligations	37.2%
Short Term Investments	5.1%
Other Assets and Liabilities	2.9%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
United States	42.3%
Japan	11.5%
Germany	7.1%
France	5.8%
Spain	4.6%
Belgium	3.8%
Mexico	3.3%
Romania	3.2%
Australia	3.2%
Ireland	2.6%
South Africa	2.5%
Portugal	2.1%
New Zealand	1.9%
Canada	1.7%
Peru	1.5%
Other Assets and Liabilities	2.9%

100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Principal amount is stated in 100 Mexican Peso Units.

(c)	Seven-day yield as of period end

AUD	Australian Dollar

EUR	Euro

CAD	Canadian Dollar

JPY	Japanese Yen

MXN	Mexican Peso

NZD	New Zealand Dollar

PEN	Peruvian Sol

RON	Romanian Leu

ZAR	South African Rand

USD	US Dollar

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	61

Schedule of Investments DoubleLine Infrastructure Income Fund	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS 38.3%

	American Airlines, Inc.,
1,741,915	Series 2016-3-A	3.25%		10/15/2028	1,493,501
1,937,884	Series 2019-1-B	3.85%		02/15/2028	1,704,211

	Blackbird Capital Aircraft Lease Securitization Ltd.,
4,509,895	Series 2016-1A-B	5.68%	(a)(b)	12/16/2041	3,352,945

	Blue Stream Issuer LLC,
2,000,000	Series 2023-1A-C	8.90%	(a)	05/20/2053	1,790,669

	Cologix Data Centers Issuer LLC,
2,250,000	Series 2021-1A-B	3.79%	(a)	12/26/2051	1,954,854

	CyrusOne Data Centers Issuer I LLC,
2,000,000	Series 2023-1A-A2	4.30%	(a)	04/20/2048	1,767,097
1,458,331	Series 2023-1A-B	5.45%	(a)	04/20/2048	1,241,676

	DataBank Issuer,
6,900,000	Series 2021-1A-A2	2.06%	(a)	02/27/2051	6,068,715
2,100,000	Series 2021-1A-C	4.43%	(a)	02/27/2051	1,672,463
6,000,000	Series 2021-2A-A2	2.40%	(a)	10/25/2051	5,177,487

	Diamond Infrastructure Funding LLC,
2,250,000	Series 2021-1A-B	2.36%	(a)	04/15/2049	1,913,827

	Falcon Aerospace Ltd.,
2,150,760	Series 2017-1-A	4.58%	(a)	02/15/2042	2,029,328

	GAIA Aviation Ltd.,
2,689,835	Series 2019-1-A	3.97%	(a)(b)	12/15/2044	2,402,224

	Goodgreen Trust,
3,596,905	Series 2020-1A-A	2.63%	(a)	04/15/2055	2,997,174

	GoodLeap Sustainable Home Solutions Trust,
3,455,503	Series 2021-3CS-B	2.41%	(a)	05/20/2048	2,381,514

	HERO Funding Trust,
12,347	Series 2015-2A-A	3.99%	(a)	09/20/2040	10,983
359,855	Series 2016-3A-A2	3.91%	(a)	09/20/2042	318,123
889,042	Series 2016-4A-A2	4.29%	(a)	09/20/2047	792,102

	Horizon Aircraft Finance Ltd.,
4,080,535	Series 2019-1-A	3.72%	(a)	07/15/2039	3,527,614

	ITE Rail Fund Levered LP,
3,531,529	Series 2021-1A-A	2.25%	(a)	02/28/2051	3,002,743
2,257,503	Series 2021-3A-A	2.21%	(a)	06/28/2051	1,946,762

	JOL Air Ltd.,
3,376,359	Series 2019-1-A	3.97%	(a)	04/15/2044	3,063,644

	Kestrel Aircraft Funding Ltd.,
1,362,514	Series 2018-1A-A	4.25%	(a)	12/15/2038	1,184,167

	Loanpal Solar Loan Ltd.,
5,226,294	Series 2020-3GS-A	2.47%	(a)	12/20/2047	3,949,165

	Mosaic Solar Loan Trust,
1,596,887	Series 2018-1A-A	4.01%	(a)	06/22/2043	1,437,707
2,267,179	Series 2019-2A-B	3.28%	(a)	09/20/2040	1,959,484
2,284,365	Series 2020-1A-A	2.10%	(a)	04/20/2046	1,930,074
3,104,705	Series 2020-2A-B	2.21%	(a)	08/20/2046	2,416,987
3,274,384	Series 2021-3A-B	1.92%	(a)	06/20/2052	2,312,331
2,208,979	Series 2022-1A-B	3.16%	(a)	01/20/2053	1,709,156

	NP SPE LLC,
68,085	Series 2016-1A-A1	4.16%	(a)	04/20/2046	65,393
1,448,906	Series 2017-1A-A1	3.37%	(a)	10/21/2047	1,358,785
3,978,883	Series 2021-1A-A1	2.23%	(a)	03/19/2051	3,483,278

	Purewest Funding LLC,
3,004,794	Series 2021-1-A1	4.09%	(a)	12/22/2036	2,851,939

	Regional Ltd.,
3,855,334	Series 2021-1A-A	5.75%		04/15/2041	3,458,381

	Retained Vantage Data Centers Issuer LLC,
2,500,000	Series 2023-1A-B	5.75%	(a)	09/15/2048	2,229,225

	Shenton Aircraft Investment Ltd.,
111,852	Series 2015-1A-A	4.75%	(a)	10/15/2042	95,431

	Signal Rail LLC,
4,601,491	Series 2021-1-A	2.23%	(a)	08/17/2051	3,836,257

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Start Ltd.,
940,281	Series 2018-1-A	4.09%	(a)	05/15/2043	832,770

	Sunnova Helios Issuer LLC,
2,474,352	Series 2018-1A-A	4.87%	(a)	07/20/2048	2,254,577
2,138,081	Series 2020-AA-A	2.98%	(a)	06/20/2047	1,905,182
4,040,984	Series 2021-A-A	1.80%	(a)	02/20/2048	3,405,215
2,492,093	Series 2021-B-B	2.01%	(a)	07/20/2048	2,007,849

	Sunnova Helios Sol Issuer LLC,
7,307,883	Series 2020-2A-A	2.73%	(a)	11/01/2055	5,753,367

	Sunrun Demeter Issuer LLC,
5,460,467	Series 2021-2A-A	2.27%	(a)	01/30/2057	4,327,026

	Thunderbolt Aircraft Lease Ltd.,
1,139,629	Series 2017-A-A	4.21%	(a)(b)	05/17/2032	1,054,435
1,189,449	Series 2017-A-B	5.75%	(a)(b)(c)	05/17/2032	945,835
1,327,451	Series 2018-A-A	4.15%	(a)(b)	09/15/2038	1,125,503
2,678,571	Series 2018-A-B	5.07%	(a)(b)	09/15/2038	1,714,312

	Trinity Rail Leasing LLC,
2,944,760	Series 2010-1A-A	5.19%	(a)	10/16/2040	2,808,904

	United Airlines, Inc.,
1,337,677	Series 2016-1-B	3.65%		01/07/2026	1,257,054
4,231,482	Series 2016-2-B	3.65%		10/07/2025	3,982,882

	Vault DI Issuer LLC,
5,000,000	Series 2021-1A-A2	2.80%	(a)	07/15/2046	4,353,665

	Vivint Solar Financing LLC,
4,484,158	Series 2018-1A-A	4.73%	(a)	04/30/2048	4,029,247

	WAVE Trust,
1,952,398	Series 2017-1A-A	3.84%	(a)	11/15/2042	1,601,835

	Total Asset Backed Obligations (Cost $149,954,586)				128,247,074

FOREIGN CORPORATE BONDS 12.6%
3,650,000	Adani Ports & Special Economic Zone Ltd.	4.00%	(a)	07/30/2027	3,083,616
10,500,000	APA Infrastructure Ltd.	4.25%	(a)	07/15/2027	9,910,345
2,000,000	Emirates Semb Corporation Water and Power Company PJSC	4.45%	(a)	08/01/2035	1,844,400
2,080,942	Energia Eolica S.A.	6.00%	(c)	08/30/2034	2,008,109
2,532,475	Fermaca Enterprises S. de R.L. de C.V.	6.38%	(a)	03/30/2038	2,458,579
1,379,710	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	1,339,452
703,462	Interoceanica Finance Ltd.	0.00%	(a)	11/30/2025	652,461
1,617,964	Interoceanica Finance Ltd.	0.00%		11/30/2025	1,500,662
4,216,000	Sydney Airport Finance Company Pty Ltd.	3.38%	(a)	04/30/2025	4,048,299
2,440,000	Sydney Airport Finance Company Pty Ltd.	3.63%	(a)	04/28/2026	2,309,991
8,299,000	TransCanada PipeLines Ltd.	4.63%		03/01/2034	7,235,842
500,000	Transelec S.A.	4.25%	(a)	01/14/2025	485,889
6,000,000	Transelec S.A.	3.88%	(a)	01/12/2029	5,463,280

	Total Foreign Corporate Bonds (Cost $45,247,033)				42,340,925

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS 2.0%
3,640,000	Israel Electric Corporation Ltd.	5.00%	(a)	11/12/2024	3,594,591
2,935,494	Lima Metro Finance Ltd.	5.88%	(a)	07/05/2034	2,834,747

62	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
158,065	Lima Metro Finance Ltd.	5.88%		07/05/2034	152,640

	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $6,894,220)				6,581,978

US CORPORATE BONDS 45.5%
4,000,000	Ameren Illinois Company	3.85%		09/01/2032	3,507,357
1,500,000	Ameren Illinois Company	4.95%		06/01/2033	1,420,851
12,000,000	American Tower Corporation	2.30%		09/15/2031	9,115,346
11,015,000	AT&T, Inc.	4.30%		12/15/2042	8,503,006
8,000,000	Crown Castle, Inc.	5.10%		05/01/2033	7,402,677
10,250,000	Dominion Energy, Inc.	3.38%		04/01/2030	8,824,296
6,655,000	Duquesne Light Holdings, Inc.	3.62%	(a)	08/01/2027	5,967,176
8,000,000	Energy Transfer LP	5.75%		02/15/2033	7,698,826
11,450,000	Equinix, Inc.	2.15%		07/15/2030	9,002,212
8,500,000	Eversource Energy	5.13%		05/15/2033	7,912,719
7,688,000	Exelon Corporation	4.05%		04/15/2030	6,925,046
2,250,000	FirstEnergy Corporation	2.25%		09/01/2030	1,746,568
5,750,000	Flex Intermediate Holdco LLC	4.32%	(a)	12/30/2039	3,964,245
2,000,000	Foundry JV Holdco LLC	5.88%	(a)	01/25/2034	1,912,677
7,500,000	ITC Holdings Corporation	5.40%	(a)	06/01/2033	7,132,961
8,000,000	MPLX LP	5.00%		03/01/2033	7,295,158
8,000,000	NextEra Energy Capital Holdings, Inc.	2.44%		01/15/2032	6,194,757
9,900,000	NiSource, Inc.	3.60%		05/01/2030	8,631,217
8,500,000	Ohio Power Company	5.00%		06/01/2033	7,986,098
5,000,000	Sempra	5.50%		08/01/2033	4,788,741
10,000,000	Southern Company	3.70%		04/30/2030	8,865,658
4,500,000	T-Mobile USA, Inc.	3.88%		04/15/2030	3,988,570
5,000,000	Venture Global Calcasieu Pass LLC	6.25%	(a)	01/15/2030	4,774,422
10,000,000	Verizon Communications, Inc.	3.15%		03/22/2030	8,539,143

	Total US Corporate Bonds (Cost $170,142,956)				152,099,727

SHORT TERM INVESTMENTS 1.0%
1,112,558	First American Government Obligations Fund - Class U	5.28%	(d)		1,112,558
1,112,558	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.27%	(d)		1,112,558

SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,112,559	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27%	(d)		1,112,559

	Total Short Term Investments (Cost $3,337,675)				3,337,675

	Total Investments 99.4% (Cost $375,576,470)				332,607,379
	Other Assets in Excess of Liabilities 0.6%				1,927,992

	NET ASSETS 100.0%				$334,535,371

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Corporate Bonds	45.5%
Asset Backed Obligations	38.3%
Foreign Corporate Bonds	12.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.0%
Short Term Investments	1.0%
Other Assets and Liabilities	0.6%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Asset Backed Obligations	38.3%
Utilities	22.8%
Energy	16.3%
Telecommunications	11.2%
Transportation	4.5%
Technology	3.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.0%
Short Term Investments	1.0%
Other Assets and Liabilities	0.6%

100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(c)	Value determined using significant unobservable inputs.

(d)	Seven-day yield as of period end

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	63

Schedule of Investments DoubleLine Shiller Enhanced International CAPE®	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS 3.8%

	Commonbond Student Loan Trust,
421,081	Series 2017-BGS-B	3.26%	(a)	09/25/2042	370,192

	Diamond Resorts Owner Trust,
375,924	Series 2021-1A-A	1.51%	(a)	11/21/2033	345,084

	National Collegiate Student Loan Trust,
487,309	Series 2006-1-A5 (1 Month LIBOR USD + 0.35%)	5.78%	(h)	03/25/2033	460,196

	Navient Private Education Loan Trust,
489,841	Series 2018-A-B	3.68%	(a)	02/18/2042	461,532

	Total Asset Backed Obligations (Cost $1,714,689)				1,637,004

COLLATERALIZED LOAN OBLIGATIONS 20.3%

	Allegro Ltd.,
500,000	Series 2019-1A-AR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.74%	(a)	07/20/2032	496,738

	Cathedral Lake Ltd.,
1,000,000	Series 2021-8A-A1 (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.82%	(a)	01/20/2035	988,458

	CBAM Ltd.,
500,000	Series 2017-2A-AR (Secured Overnight Financing Rate 3 Month + 1.45%, 1.19% Floor)	6.76%	(a)	07/17/2034	496,515

	CFIP Ltd.,
500,000	Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.81%	(a)	01/20/2035	495,103

	Generate Ltd.,
1,000,000	Series 6A-A1R (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.81%	(a)	01/22/2035	998,116

	Highbridge Loan Management Ltd.,
500,000	Series 3A-2014-CR (Secured Overnight Financing Rate 3 Month + 3.86%)	9.17%	(a)	07/18/2029	483,736

	Logan Ltd.,
500,000	Series 2022-1A-B (Secured Overnight Financing Rate 3 Month + 2.05%, 2.05% Floor)	7.38%	(a)	04/21/2035	498,100

	MKS Ltd.,
410,691	Series 2017-1A-AR (Secured Overnight Financing Rate 3 Month + 1.26%, 1.00% Floor)	6.59%	(a)	07/20/2030	409,579

	Palmer Square Ltd.,
500,000	Series 2021-2A-A (Secured Overnight Financing Rate 3 Month + 1.41%, 1.41% Floor)	6.72%	(a)	07/15/2034	497,114

	RR Ltd.,
500,000	Series 2021-14A-A1 (Secured Overnight Financing Rate 3 Month + 1.38%, 1.38% Floor)	6.69%	(a)	04/15/2036	497,888

	Shackleton Ltd.,
500,000	Series 2015-7RA-AR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.72%	(a)	07/15/2031	499,031

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Sound Point Ltd.,
500,000	Series 2019-2A-AR (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.74%	(a)	07/15/2034	493,246
1,000,000	Series 2020-1A-AR (Secured Overnight Financing Rate 3 Month + 1.43%, 1.43% Floor)	6.76%	(a)	07/20/2034	993,292

	Venture Ltd.,
439,464	Series 2017-29A-AR (Secured Overnight Financing Rate 3 Month + 1.25%, 0.99% Floor)	6.62%	(a)	09/07/2030	436,669

	Wellfleet Ltd.,
500,000	Series 2020-2A-AR (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.79%	(a)	07/15/2034	495,421

	Total Collateralized Loan Obligations (Cost $8,842,728)				8,779,006

FOREIGN CORPORATE BONDS 5.4%
183,000	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	138,059
90,000	Avolon Holdings Funding Ltd.	5.13%	(a)	10/01/2023	90,000
20,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	18,381
200,000	Bank Hapoalim B.M.	3.26%	(b)(a)	01/21/2032	171,249
200,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28%	(a)	01/29/2031	179,030
90,000	Bank of Montreal	6.06%	(c)	03/08/2024	90,121
80,000	Bank of Nova Scotia	4.75%		02/02/2026	78,118
200,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	197,083
85,000	Canadian Pacific Railway Company	1.35%		12/02/2024	80,606
80,000	Commonwealth Bank of Australia (Secured Overnight Financing Rate + 0.63%)	5.98%	(a)	09/12/2025	80,070
104,300	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	94,077
15,000	Glencore Funding LLC	4.00%	(a)	04/16/2025	14,562
80,000	Glencore Funding LLC	1.63%	(a)	09/01/2025	73,818
200,000	Inkia Energy Ltd.	5.88%		11/09/2027	192,250
50,000	JBS USA LUX SA / JBS USA Food Company / JBS USA Finance, Inc.	2.50%		01/15/2027	44,209
180,000	Millicom International Cellular S.A.	5.13%		01/15/2028	152,289
200,000	Multibank, Inc.	7.75%	(a)	02/03/2028	201,829
85,000	NXP B.V.	4.40%		06/01/2027	80,674
80,000	Royal Bank of Canada	3.38%		04/14/2025	77,205
200,000	Sasol Financing USA LLC	4.38%		09/18/2026	177,493
85,000	Toronto-Dominion Bank	0.70%		09/10/2024	80,978

	Total Foreign Corporate Bonds (Cost $2,374,678)				2,312,101

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS 0.9%
200,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	165,742
133,586	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	93,629

64	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
90,323	Lima Metro Finance Ltd.	5.88%		07/05/2034	87,223
50,000	Petrobras Global Finance B.V.	7.38%		01/17/2027	51,577

	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $413,710)				398,171

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 13.9%

	ACREC LLC,
150,000	Series 2023-FL2-A (Secured Overnight Financing Rate 1 Month + 2.23%, 2.23% Floor)	7.56%	(a)	02/19/2038	149,906

	Arbor Multifamily Mortgage Securities Trust,
1,632,718	Series 2021-MF2-XA	1.23%	(a)(b)(d)	06/15/2054	97,694

	AREIT Trust,
231,000	Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.76% Floor)	8.10%	(a)	09/14/2036	214,136
89,407	Series 2022-CRE6-A (Secured Overnight Financing Rate 30 Day Average + 1.25%, 1.25% Floor)	6.56%	(a)	01/20/2037	88,162

	BANK,
2,747,517	Series 2021-BN36-XA	1.01%	(b)(d)	09/15/2064	115,258

	BB-UBS Trust,
3,844,000	Series 2012-SHOW-XB	0.28%	(a)(b)(d)	11/05/2036	6,603

	BDS Ltd.,
100,000	Series 2021-FL10-A (Secured Overnight Financing Rate 1 Month + 1.46%, 1.46% Floor)	6.80%	(a)	12/16/2036	98,616

	Benchmark Mortgage Trust,
4,827,376	Series 2018-B2-XA	0.60%	(b)(d)	02/15/2051	68,154
2,271,000	Series 2021-B26-XB	0.64%	(a)(b)(d)	06/15/2054	84,217
1,798,398	Series 2021-B28-XA	1.39%	(b)(d)	08/15/2054	119,796

	BRSP Ltd.,
100,000	Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.26%, 1.15% Floor)	6.59%	(a)	08/19/2038	97,754

	BSPRT Issuer Ltd.,
100,000	Series 2022-FL8-A (Secured Overnight Financing Rate 30 Day Average + 1.50%, 1.50% Floor)	6.81%	(a)	02/15/2037	99,141

	BSREP Commercial Mortgage Trust,
171,535	Series 2021-DC-D (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	7.35%	(a)	08/15/2038	138,381

	BX Commercial Mortgage Trust,
101,377	Series 2020-VKNG-A (Secured Overnight Financing Rate 1 Month + 1.04%, 0.93% Floor)	6.38%	(a)	10/15/2037	100,400

	BX Trust,
100,000	Series 2021-VIEW-D (Secured Overnight Financing Rate 1 Month + 3.01%, 2.90% Floor)	8.35%	(a)	06/15/2036	91,845

	CD Commercial Mortgage Trust,
250,000	Series 2017-CD6-C	4.37%	(b)	11/13/2050	196,487

	CHCP Ltd.,
100,000	Series 2021-FL1-C (Secured Overnight Financing Rate 1 Month + 2.21%, 2.10% Floor)	7.55%	(a)	02/15/2038	96,541

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Citigroup Commercial Mortgage Trust,
2,011,331	Series 2014-GC19-XA	1.24%	(b)(d)	03/11/2047	332
2,679,235	Series 2016-C1-XA	1.98%	(b)(d)	05/10/2049	97,812

	COMM Mortgage Trust,
99,976	Series 2014-UBS5-A3	3.57%		09/10/2047	98,476

	Commercial Mortgage Pass-Through Trust,
5,936,632	Series 2015-CR27-XA	1.05%	(b)(d)	10/10/2048	83,647
186,000	Series 2015-DC1-C	4.44%	(b)	02/10/2048	154,882
5,899,257	Series 2015-LC21-XD	1.22%	(a)(b)(d)	07/10/2048	95,999

	CSAIL Commercial Mortgage Trust,
179,000	Series 2016-C7-B	4.47%	(b)	11/15/2049	154,386

	CSMC Trust,
164,000	Series 2017-TIME-A	3.65%	(a)	11/13/2039	136,950

	DBJPM Mortgage Trust,
165,000	Series 2016-C1-B	4.20%	(b)	05/10/2049	143,359
170,000	Series 2016-C3-B	3.26%		08/10/2049	136,231

	Extended Stay America Trust,
114,059	Series 2021-ESH-A (Secured Overnight Financing Rate 1 Month + 1.19%, 1.08% Floor)	6.53%	(a)	07/15/2038	113,201

	FS Rialto,
98,342	Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.33%, 1.33% Floor)	6.67%	(a)	05/16/2038	96,797

	Greystone Commercial Real Estate Notes,
100,000	Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.13%, 1.02% Floor)	6.47%	(a)	07/15/2039	99,035

	GS Mortgage Securities Corporation Trust,
186,000	Series 2020-UPTN-F	3.35%	(b)(a)	02/10/2037	160,611

	GS Mortgage Securities Trust,
4,236,997	Series 2016-GS4-XA	0.69%	(b)(d)	11/10/2049	58,840

	Helios Issuer LLC,
2,400,000	Series 2021-PF1-XD	1.22%	(a)(b)(d)	11/15/2054	159,942

	JPMBB Commercial Mortgage Securities Trust,
200,000	Series 2015-C27-C	4.44%	(b)	02/15/2048	158,988

	LCCM Trust,
125,000	Series 2021-FL3-AS (Secured Overnight Financing Rate 1 Month + 1.91%, 1.91% Floor)	7.25%	(a)	11/15/2038	122,630
125,000	Series 2021-FL3-B (Secured Overnight Financing Rate 1 Month + 2.31%, 2.31% Floor)	7.65%	(a)	11/15/2038	122,358

	LoanCore Issuer Ltd.,
100,000	Series 2021-CRE5-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	6.75%	(a)(h)	07/15/2036	98,854
100,000	Series 2021-CRE6-A (Secured Overnight Financing Rate 1 Month + 1.41%, 1.30% Floor)	6.75%	(a)	11/15/2038	98,091

	Med Trust,
119,427	Series 2021-MDLN-A (Secured Overnight Financing Rate 1 Month + 1.06%, 0.95% Floor)	6.40%	(a)	11/15/2038	116,589

	MF1 Ltd.,
150,000	Series 2021-FL6-C (Secured Overnight Financing Rate 1 Month + 1.96%, 1.85% Floor)	7.30%	(a)	07/16/2036	144,796
100,000	Series 2022-FL8-A (Secured Overnight Financing Rate 1 Month + 1.35%, 1.35% Floor)	6.68%	(a)	02/19/2037	98,866

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	65

Schedule of Investments DoubleLine Shiller Enhanced International CAPE® (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	MFT Trust,
186,000	Series 2020-ABC-D	3.59%	(b)(a)	02/10/2042	75,856

	Morgan Stanley Bank of America Merrill Lynch Trust,
4,953,748	Series 2017-C34-XE	1.01%	(a)(b)(d)	11/15/2052	146,243

	Morgan Stanley Capital Trust,
15,277,000	Series 2017-ASHF-XCP	0.00%	(a)(b)(d)	11/15/2024	15

	Ready Capital Mortgage Financing LLC,
85,725	Series 2021-FL7-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.63%	(a)	11/25/2036	84,765

	RLGH Trust,
150,000	Series 2021-TROT-D (Secured Overnight Financing Rate 1 Month + 1.83%, 1.71% Floor)	7.16%	(a)	04/15/2036	142,701

	SG Commercial Mortgage Securities Trust,
200,000	Series 2016-C5-B	3.93%		10/10/2048	169,066
2,198,062	Series 2016-C5-XA	2.02%	(b)(d)	10/10/2048	75,963

	SLG Office Trust,
18,169,000	Series 2021-OVA-X	0.26%	(a)(b)(d)	07/15/2041	257,449

	UBS Commercial Mortgage Trust,
5,378,000	Series 2017-C3-XB	0.54%	(b)(d)	08/15/2050	85,395

	VMC Finance LLC,
100,000	Series 2022-FL5-A (Secured Overnight Financing Rate 30 Day Average + 1.90%, 1.90% Floor)	7.21%	(a)	02/18/2039	97,903

	Wells Fargo Commercial Mortgage Trust,
5,725,653	Series 2015-NXS2-XA	0.74%	(b)(d)	07/15/2058	45,418
3,522,898	Series 2015-P2-XA	1.08%	(b)(d)	12/15/2048	57,068
2,495,476	Series 2018-C48-XA	1.11%	(b)(d)	01/15/2052	92,923
853,677	Series 2021-C59-XA	1.66%	(b)(d)	04/15/2054	65,037

	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $8,069,195)				6,010,565

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 14.3%

	AJAX Mortgage Loan Trust,
267,176	Series 2021-C-A	2.12%	(a)(e)	01/25/2061	252,052

	Chase Mortgage Finance Trust,
726,629	Series 2006-A1-2A2	5.21%	(b)	09/25/2036	638,622

	Citigroup Mortgage Loan Trust, Inc.,
64,717	Series 2006-AR2-1A2	4.11%	(b)	03/25/2036	60,645

	COLT Mortgage Loan Trust,
484,370	Series 2021-HX1-A1	1.11%	(a)(b)	10/25/2066	386,411

	Countrywide Alternative Loan Trust,
317,634	Series 2007-9T1-1A6	6.00%		05/25/2037	159,514

	CSMC Trust,
700,896	Series 2022-NQM1-A1	2.27%	(a)(b)	11/25/2066	578,320

	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust,
337,067	Series 2006-AR6-A6 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor, 10.50% Cap)	5.81%		02/25/2037	285,998

	Lehman Mortgage Trust,
152,438	Series 2007-6-2A1 (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor)	5.85%		05/25/2037	126,642

	Merrill Lynch Alternative Note Asset Trust,
796,737	Series 2007-OAR5-1A1	3.41%	(b)	10/25/2047	245,757

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Merrill Lynch Mortgage Backed Securities Trust,
1,013,853	Series 2007-2-1A1 (1 Year CMT Rate + 2.40%, 2.40% Floor)	7.79%		08/25/2036	882,998

	OBX Trust,
193,699	Series 2020-EXP2-A3	2.50%	(a)(b)	05/25/2060	153,731

	PRPM LLC,
323,624	Series 2021-4-A1	1.87%	(a)(e)	04/25/2026	298,992

	Residential Accredit Loans, Inc.,
705,243	Series 2007-QS8-A3 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		06/25/2037	484,412

	Starwood Mortgage Residential Trust,
500,000	Series 2020-2-M1E	3.00%	(a)	04/25/2060	475,417
364,272	Series 2021-5-A1	1.92%	(a)(b)	09/25/2066	285,560

	Velocity Commercial Capital Loan Trust,
232,152	Series 2018-2-A	4.05%	(a)(b)	10/26/2048	218,488
488,046	Series 2021-2-M2	2.20%	(a)(b)	08/25/2051	385,421

	VOLT LLC,
276,729	Series 2021-NPL1-A1	1.89%	(a)(e)	02/27/2051	261,386

	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $7,228,698)				6,180,366

US CORPORATE BONDS 7.2%
80,000	American Express Company (Secured Overnight Financing Rate + 1.00%)	4.99%		05/01/2026	78,623
80,000	Amgen, Inc.	5.51%		03/02/2026	79,538
80,000	Athene Global Funding	6.05%	(a)(c)	05/24/2024	79,679
80,000	Bank of America Corporation (Secured Overnight Financing Rate 3 Month + 1.23%)	3.46%		03/15/2025	78,943
85,000	Broadcom, Inc.	3.15%		11/15/2025	80,371
80,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.16%)	4.99%		07/24/2026	77,653
80,000	Caterpillar Financial Services Corporation	4.35%		05/15/2026	78,230
25,000	Citigroup, Inc. (Secured Overnight Financing Rate + 1.53%)	3.29%		03/17/2026	23,932
95,000	Citigroup, Inc. (Secured Overnight Financing Rate 3 Month + 1.16%)	3.35%		04/24/2025	93,324
80,000	Constellation Brands, Inc.	5.00%		02/02/2026	78,587
85,000	Dollar Tree, Inc.	4.00%		05/15/2025	82,304
80,000	Elevance Health, Inc.	3.50%		08/15/2024	78,375
80,000	Energy Transfer LP	5.88%		01/15/2024	79,959
80,000	Entergy Louisiana LLC	0.95%		10/01/2024	76,300
80,000	Expedia Group, Inc.	6.25%	(a)	05/01/2025	80,171
80,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	78,183
85,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	81,867
80,000	HCA, Inc.	5.00%		03/15/2024	79,602
85,000	Hyundai Capital America	1.00%	(a)	09/17/2024	80,999
80,000	John Deere Capital Corporation	4.75%		01/20/2028	78,590
80,000	JPMorgan Chase & Company	3.90%		07/15/2025	77,505
40,000	JPMorgan Chase & Company (Secured Overnight Financing Rate 3 Month + 1.42%)	3.22%		03/01/2025	39,481
80,000	Marriott International, Inc.	3.60%		04/15/2024	79,027

66	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
50,000	Meta Platforms, Inc.	4.60%		05/15/2028	48,929
80,000	Microchip Technology, Inc.	0.97%		02/15/2024	78,537
85,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	5.79%		01/25/2024	84,991
80,000	Oracle Corporation	5.80%		11/10/2025	80,318
10,000	Pacific Gas and Electric Company	3.25%		02/16/2024	9,884
70,000	Pacific Gas and Electric Company	4.95%		06/08/2025	68,383
80,000	Parker-Hannifin Corporation	3.65%		06/15/2024	78,776
85,000	Penske Truck Leasing Company LP	4.40%	(a)	07/01/2027	79,709
80,000	Philip Morris International, Inc.	4.88%		02/13/2026	78,706
40,000	PNC Financial Services Group, Inc. (Secured Overnight Financing Rate + 1.32%)	5.81%		06/12/2026	39,692
80,000	Raytheon Technologies Corporation	5.00%		02/27/2026	79,057
85,000	Republic Services, Inc.	2.50%		08/15/2024	82,587
10,000	Royalty Pharma PLC	1.75%		09/02/2027	8,538
80,000	Ryder System, Inc.	5.25%		06/01/2028	77,929
80,000	Southern California Edison Company	4.90%		06/01/2026	78,615
80,000	Truist Financial Corporation (Secured Overnight Financing Rate + 1.46%)	4.26%		07/28/2026	77,041
80,000	Veralto Corporation	5.50%	(a)	09/18/2026	79,667
85,000	Wells Fargo & Company (Secured Overnight Financing Rate 3 Month + 1.09%)	2.41%		10/30/2025	81,485
80,000	Welltower, Inc.	3.63%		03/15/2024	79,097
85,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	80,754

	Total US Corporate Bonds (Cost $3,184,803)				3,113,938

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 3.5%

	Federal National Mortgage Association REMIC Trust,
1,483,378	Series 2013-92-FA (Secured Overnight Financing Rate 30 Day Average + 0.66%, 0.55% Floor, 6.50% Cap)	5.98%		09/25/2043	1,442,071

	Federal Home Loan Mortgage Corporation,
47,299	Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%)	7.31%	(a)	01/25/2051	45,919

	Total US Government and Agency Mortgage Backed Obligations (Cost $1,482,699)				1,487,990

US GOVERNMENT AND AGENCY OBLIGATIONS 20.8%
640,000	United States Treasury Notes	4.25%		12/31/2024	631,437
320,000	United States Treasury Notes	4.13%		01/31/2025	315,087
400,000	United States Treasury Notes	3.88%		03/31/2025	392,094
1,110,000	United States Treasury Notes	3.88%		04/30/2025	1,087,518
1,690,000	United States Treasury Notes	4.25%		05/31/2025	1,665,046
320,000	United States Treasury Notes	4.63%		06/30/2025	317,288

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,500,000	United States Treasury Notes	3.13%	(f)	08/15/2025	2,412,207
560,000	United States Treasury Notes	3.88%		01/15/2026	546,897
970,000	United States Treasury Notes	3.63%		05/15/2026	940,332
680,000	United States Treasury Notes	4.13%		06/15/2026	667,463

	Total US Government and Agency Obligations (Cost $9,095,153)				8,975,369

AFFILIATED MUTUAL FUNDS 6.4%
304,569	DoubleLine Floating Rate Fund (Class I)				2,741,119

	Total Affiliated Mutual Funds (Cost $2,900,964)				2,741,119

SHORT TERM INVESTMENTS 4.6%
216,222	First American Government Obligations Fund - Class U	5.28%	(g)		216,222
216,222	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.27%	(g)		216,222
216,222	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27%	(g)		216,222
1,380,000	United States Treasury Bills	0.00%	(f)	05/16/2024	1,334,246

	Total Short Term Investments (Cost $1,985,770)				1,982,912

	Total Investments 101.1% (Cost $47,293,087)				43,618,541
	Liabilities in Excess of Other Assets (1.1)%				(468,903)

	NET ASSETS 100.0%				$43,149,638

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	20.8%
Collateralized Loan Obligations	20.3%
Non-Agency Residential Collateralized Mortgage Obligations	14.3%
Non-Agency Commercial Mortgage Backed Obligations	13.9%
US Corporate Bonds	7.2%
Affiliated Mutual Funds	6.4%
Foreign Corporate Bonds	5.4%
Short Term Investments	4.6%
Asset Backed Obligations	3.8%
US Government and Agency Mortgage Backed Obligations	3.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.9%
Other Assets and Liabilities	(1.1)%

100.0%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	67

Schedule of Investments DoubleLine Shiller Enhanced International CAPE® (Cont.)

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	20.8%
Collateralized Loan Obligations	20.3%
Non-Agency Residential Collateralized Mortgage Obligations	14.3%
Non-Agency Commercial Mortgage Backed Obligations	13.9%
Affiliated Mutual Funds	6.4%
Short Term Investments	4.6%
Banking	4.0%
Asset Backed Obligations	3.8%
US Government and Agency Mortgage Backed Obligations	3.5%
Utilities	1.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.9%
Transportation	0.9%
Technology	0.8%
Healthcare	0.6%
Chemical Products	0.5%
Chemicals/Plastics	0.4%
Automotive	0.4%
Diversified Manufacturing	0.4%
Construction	0.4%
Telecommunications	0.4%
Finance	0.2%
Mining	0.2%
Pharmaceuticals	0.2%
Environmental Control	0.2%
Retailers (other than Food/Drug)	0.2%
Commercial Services	0.2%
Energy	0.2%
Insurance	0.2%
Real Estate	0.2%
Aerospace & Defense	0.2%
Hotels/Motels/Inns and Casinos	0.2%
Beverage and Tobacco	0.2%
Food Products	0.2%
Media	0.1%
Consumer Products	0.1%
Other Assets and Liabilities	(1.1)%

100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)	Interest only security

(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(f)	All or a portion of this security has been pledged as collateral.

(g)	Seven-day yield as of period end

(h)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

Swap Agreements

Excess Return Swaps
Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas	Long	0.20%	Termination	04/17/2024	14,000,000	EUR	$148,769	$—	$148,769
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas	Long	0.20%	Termination	12/13/2023	15,000,000	EUR	(18,532)	—	(18,532)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	09/19/2024	11,800,000	EUR	(54,278)	—	(54,278)

								$75,959	$—	$75,959

(1)

Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of September 30, 2023, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

EUR	Euro

68	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

Forward Currency Exchange Contracts
Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
02/07/2024	JP Morgan Securities LLC	1,500,000	EUR	$1,596,182	1,652,862	USD	$1,652,862	$56,680
10/04/2023	JP Morgan Securities LLC	9,300,000	EUR	9,834,431	9,883,656	USD	9,883,656	49,225
10/04/2023	Goldman Sachs	7,100,000	EUR	7,508,007	7,551,984	USD	7,551,984	43,977
02/07/2024	Goldman Sachs	1,000,000	EUR	1,064,121	1,090,731	USD	1,090,731	26,610
06/04/2024	Goldman Sachs	2,000,000	EUR	2,139,991	2,165,628	USD	2,165,628	25,637
10/09/2024	JP Morgan Securities LLC	8,821,011	USD	8,821,011	8,200,000	EUR	8,826,271	5,260
10/09/2024	Goldman Sachs	3,227,897	USD	3,227,897	3,000,000	EUR	3,229,124	1,227
02/07/2024	Barclays Capital, Inc.	800,000	EUR	851,297	851,923	USD	851,923	626
10/09/2024	Barclays Capital, Inc.	322,691	USD	322,691	300,000	EUR	322,912	221
10/04/2023	Barclays Capital, Inc.	300,000	EUR	317,240	317,053	USD	317,053	(187)
06/04/2024	Barclays Capital, Inc.	330,194	USD	330,194	300,000	EUR	320,998	(9,196)
10/04/2023	Barclays Capital, Inc.	336,857	USD	336,857	300,000	EUR	317,240	(19,617)
02/07/2024	JP Morgan Securities LLC	1,654,845	USD	1,654,845	1,500,000	EUR	1,596,182	(58,663)
02/07/2024	Goldman Sachs	7,273,319	USD	7,273,319	6,700,000	EUR	7,129,613	(143,706)
10/04/2023	Goldman Sachs	7,656,440	USD	7,656,440	7,100,000	EUR	7,508,007	(148,433)
10/04/2023	JP Morgan Securities LLC	10,042,198	USD	10,042,198	9,300,000	EUR	9,834,431	(207,767)
02/07/2024	Barclays Capital, Inc.	10,638,150	USD	10,638,150	9,800,000	EUR	10,428,390	(209,760)
06/04/2024	Goldman Sachs	17,772,544	USD	17,772,544	16,300,000	EUR	17,440,931	(331,613)

								$(919,479)

EUR	Euro

USD	US Dollar

Affiliated Mutual Funds

A summary of DoubleLine Shiller Enhanced International CAPE®’s investments in affiliated mutual funds for the period ended September 30, 2023 is as follows:

Fund	Value at March 31, 2023	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended September 30, 2023	Change in Unrealized for the Period Ended September 30, 2023	Value at September 30, 2023	Shares Held at September 30, 2023	Dividend Income Earned for the Period Ended September 30, 2023
DoubleLine Floating Rate Fund (Class I)	$3,931,367	$—	$(1,200,000)	$(87,016)	$96,768	$2,741,119	304,569	$132,986

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	69

Schedule of Investments DoubleLine Real Estate and Income Fund	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US GOVERNMENT AND AGENCY OBLIGATIONS 31.2%
800,000	United States Treasury Notes	3.13%		08/15/2025	771,907
1,650,000	United States Treasury Notes	3.25%		06/30/2027	1,567,951

	Total US Government and Agency Obligations (Cost $2,422,454)				2,339,858

SHORT TERM INVESTMENTS 68.7%
1,421,919	First American Government Obligations Fund - Class U	5.28%	(a)		1,421,919
1,421,919	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.27%	(a)		1,421,919
1,421,919	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27%	(a)		1,421,919
890,000	United States Treasury Bills	0.00%		10/05/2023	889,610

	Total Short Term Investments (Cost $5,155,317)				5,155,367

	Total Investments 99.9% (Cost $7,577,771)				7,495,225
	Other Assets in Excess of Liabilities 0.1%				8,090

	NET ASSETS 100.0%				$7,503,315

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Short Term Investments	68.7%
US Government and Agency Obligations	31.2%
Other Assets and Liabilities	0.1%

100.0%

(a)	Seven-day yield as of period end

Swap Agreements

Excess Return Swaps
Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
DigitalBridge Fundamental US Real Estate Index Excess Return(1)	Barclays Capital, Inc.	Long	0.45%	Termination	10/26/2023	$8,000,000	$(194,590)	$—	$(194,590)

(1)

The DigitalBridge Fundamental US Real Estate Index Excess Return aims to provide notional long exposure to Real Estate Investment Trusts (REITs) excluding mortgage REITs that meet certain market capitalization, liquidity and fundamental criteria. The constituents of the index are ordinary shares, which are REITs. Information on the sector constituents as of September 30, 2023, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/33/en/indices/details.app;ticker=BXIICCRE.

70	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Emerging Markets Local Currency Bond Fund	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN CORPORATE BONDS 21.7%

BRAZIL 0.7%
550,000	BRL	Simpar Finance SARL	10.75%	(a)	02/12/2028	87,546

CHINA 4.8%
2,000,000	CNY	European Bank for Reconstruction & Development	2.75%		04/27/2032	278,804
2,210,000	CNY	International Bank for Reconstruction & Development	2.00%		02/18/2026	298,426

						577,230

COLOMBIA 1.4%
833,000,000	COP	Empresas Publicas de Medellin ESP	8.38%	(a)	11/08/2027	165,353

INDIA 1.8%
18,000,000	INR	International Bank for Reconstruction & Development	6.85%		04/24/2028	212,762

INDONESIA 2.4%
4,800,000,000	IDR	European Bank for Reconstruction & Development	4.25%		02/07/2028	289,211

MEXICO 6.0%
7,000,000	MXN	Corp Andina de Fomento	8.50%		03/08/2028	359,690
6,900,000	MXN	International Finance Corporation	7.50%		01/18/2028	356,290

						715,980

PERU 0.7%
325,000	PEN	Banco de Credito del Peru S.A.	4.65%	(a)	09/17/2024	82,808

POLAND 3.9%
1,840,000	PLN	European Investment Bank	3.00%		11/25/2029	361,691
500,000	PLN	Kreditanstalt fuer Wiederaufbau	3.90%		01/18/2024	114,137

						475,828

		Total Foreign Corporate Bonds (Cost $2,777,875)				2,606,718

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS 72.1%

BRAZIL 11.1%
2,000	BRL	Brazil Notas de Tesouro Nacional -Serie F	10.00%		01/01/2031	369,742
2,000	BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2029	378,094
2,000	BRL	Brazil Notas do Tesouro Nacional -Serie F	10.00%		01/01/2027	388,396
1,000	BRL	Brazil Notas do Tesouro Nacional - Serie F	10.00%		01/01/2025	196,857

						1,333,089

CHILE 1.5%
75,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos	5.80%	(a)	06/01/2024	83,455
90,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos	4.50%		03/01/2026	96,466

						179,921

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
COLOMBIA 1.3%
350,000,000	COP	Colombian TES	6.25%		11/26/2025	79,047
350,000,000	COP	Colombian TES	7.50%		08/26/2026	78,950

						157,997

CZECH REPUBLIC 4.5%
9,840,000	CZK	Czech Republic Government Bond	0.45%		10/25/2023	424,379
2,700,000	CZK	Czech Republic Government Bond	4.90%		04/14/2034	118,302

						542,681

HUNGARY 3.3%
64,000,000	HUF	Hungary Government Bond	3.00%		06/26/2024	166,979
90,000,000	HUF	Hungary Government Bond	2.50%		10/24/2024	229,745

						396,724

INDONESIA 8.2%
6,065,000,000	IDR	Indonesia Treasury Bond	8.25%		05/15/2029	421,513
6,170,000,000	IDR	Indonesia Treasury Bond	8.38%		03/15/2034	441,541
1,862,000,000	IDR	Indonesia Treasury Bond	7.50%		06/15/2035	125,780

						988,834

MALAYSIA 5.2%
1,700,000	MYR	Malaysia Government Bond	3.50%		05/31/2027	359,328
1,300,000	MYR	Malaysia Government Bond	3.58%		07/15/2032	267,903

						627,231

MEXICO 5.5%
21,000	MXN	Mexican Bonos	8.00%	(b)	09/05/2024	116,974
59,800	MXN	Mexican Bonos	7.75%	(b)	05/29/2031	302,423
50,000	MXN	Mexican Bonos	7.50%	(b)	05/26/2033	243,873

						663,270

PERU 3.2%
600,000	PEN	Peru Government Bond	6.15%		08/12/2032	147,548
1,030,000	PEN	Peru Government Bond	5.40%		08/12/2034	232,362

						379,910

PHILIPPINES 2.5%
4,500,000	PHP	Philippine Government International Bond	6.88%		01/10/2029	81,375
13,000,000	PHP	Philippine Government International Bond	6.25%		01/14/2036	220,556

						301,931

POLAND 3.5%
700,000	PLN	Republic of Poland Government Bond	2.50%		04/25/2024	158,174
1,160,000	PLN	Republic of Poland Government Bond	3.25%		07/25/2025	257,872

						416,046

ROMANIA 4.4%
830,000	RON	Romania Government Bond	3.70%		11/25/2024	172,157
1,600,000	RON	Romania Government Bond	8.00%		04/29/2030	359,538

						531,695

SINGAPORE 1.4%
110,000	SGD	Singapore Government Bond	2.00%		02/01/2024	79,919
115,000	SGD	Singapore Government Bond	2.88%		07/01/2029	81,938

						161,857

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	71

Schedule of Investments DoubleLine Emerging Markets Local Currency Bond Fund (Cont.)

PRINCIPAL AMOUNT/ SHARES		SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
SOUTH AFRICA 9.9%
3,900,000	ZAR	Republic of South Africa Government Bond	8.00%		01/31/2030	179,884
4,060,000	ZAR	Republic of South Africa Government Bond	8.25%		03/31/2032	175,062
10,760,000	ZAR	Republic of South Africa Government Bond	8.88%		02/28/2035	448,784
10,120,000	ZAR	Republic of South Africa Government Bond	8.50%		01/31/2037	391,518

						1,195,248

THAILAND 6.6%
6,150,000	THB	Thailand Government Bond	3.85%		12/12/2025	173,655
15,580,000	THB	Thailand Government Bond	3.35%		06/17/2033	432,788
8,000,000	THB	Thailand Government Bond	1.59%		12/17/2035	182,253

						788,696

		Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $9,883,392)				8,665,130

SHORT TERM INVESTMENTS 3.1%
126,163		BlackRock Liquidity Funds FedFund - Institutional Shares	5.23%	(c)		126,163
126,161		Fidelity Institutional Money Market Government Portfolio - Class I	5.23%	(c)		126,161
126,173		Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27%	(c)		126,173

		Total Short Term Investments (Cost $378,497)				378,497

		Total Investments 96.9% (Cost $13,039,764)				11,650,345
		Other Assets in Excess of Liabilities 3.1%				371,036

		NET ASSETS 100.0%				$12,021,381

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	72.1%
Foreign Corporate Bonds	21.7%
Short Term Investments	3.1%
Other Assets and Liabilities	3.1%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Brazil	11.8%
Mexico	11.5%
Indonesia	10.6%
South Africa	9.9%
Poland	7.4%
Thailand	6.6%
Malaysia	5.2%
China	4.8%
Czech Republic	4.5%
Romania	4.4%
Peru	3.9%
Hungary	3.3%
United States	3.1%
Colombia	2.7%
Philippines	2.5%
India	1.8%
Chile	1.5%
Singapore	1.4%
Other Assets and Liabilities	3.1%

100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Principal amount is stated in 100 Mexican Peso Units.

(c)	Seven-day yield as of period end

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Republic Koruna

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peruvian Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian Leu

SGD	Singapore Dollar

THB	Thai Baht

ZAR	South African Rand

72	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Income Fund	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS 6.3%

	Affirm Asset Securitization Trust,
500,000	Series 2023-B-D	8.78%	(a)	09/15/2028	502,076

	Business Jet Securities LLC,
521,158	Series 2021-1A-C	5.07%	(a)(b)	04/15/2036	483,397

	Flagship Credit Auto Trust,
9,500	Series 2018-4-R	0.00%	(a)(b)(c)	03/16/2026	447,313

	SoFi Professional Loan Program Trust,
10,000	Series 2021-B-R1	0.00%	(a)(b)(c)	02/15/2047	399,462

	START Ireland,
924,658	Series 2019-1-C	6.41%	(a)(b)	03/15/2044	384,732

	Sunnova Helios Issuer LLC,
1,168,733	Series 2019-AA-B	4.49%	(a)	06/20/2046	999,289

	WAVE LLC,
2,345,268	Series 2019-1-C	6.41%	(a)(b)	09/15/2044	317,993

	Total Asset Backed Obligations (Cost $6,247,530)				3,534,262

COLLATERALIZED LOAN OBLIGATIONS 24.7%

	AIMCO Ltd.,
700,000	Series 2021-15A-E (Secured Overnight Financing Rate 3 Month + 6.21%, 5.95% Floor)	11.52%	(a)	10/17/2034	670,975

	Apidos,
1,250,000	Series 2021-35A-E (Secured Overnight Financing Rate 3 Month + 6.01%, 5.75% Floor)	11.34%	(a)	04/20/2034	1,199,357

	Barings Ltd.,
500,000	Series 2021-1A-E (Secured Overnight Financing Rate 3 Month + 6.56%, 6.30% Floor)	11.91%	(a)	04/25/2034	476,071

	Canyon Capital Ltd.,
500,000	Series 2021-1A-E (Secured Overnight Financing Rate 3 Month + 6.67%, 6.41% Floor)	11.98%	(a)	04/15/2034	470,925
500,000	Series 2021-3A-E (Secured Overnight Financing Rate 3 Month + 6.46%, 6.20% Floor)	11.77%	(a)	07/15/2034	470,591

	CIFC Funding Ltd.,
500,000	Series 2021-4A-E (Secured Overnight Financing Rate 3 Month + 6.26%, 6.00% Floor)	11.57%	(a)	07/15/2033	476,176

	Highbridge Loan Management Ltd.,
1,000,000	Series 12A-18-C (Secured Overnight Financing Rate 3 Month + 3.01%, 2.75% Floor)	8.32%	(a)	07/18/2031	974,403

	Katayma Ltd.,
1,000,000	Series 2023-1A-D (Secured Overnight Financing Rate 3 Month + 5.25%, 5.25% Floor)	0.00%	(a)	10/20/2036	1,000,000

	Octagon Investment Partners Ltd.,
1,000,000	Series 2012-1A-CRR (Secured Overnight Financing Rate 3 Month + 4.16%, 3.90% Floor)	9.47%	(a)	07/15/2029	960,334
500,000	Series 2018-2A-C (Secured Overnight Financing Rate 3 Month + 3.11%)	8.46%	(a)	07/25/2030	468,778

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Octagon Investment Partners Ltd., (Cont.)
500,000	Series 2021-1A-E (Secured Overnight Financing Rate 3 Month + 6.76%, 6.50% Floor)	12.07%	(a)	04/15/2034	441,748

	Point Au Roche Park Ltd.,
500,000	Series 2021-1A-E (Secured Overnight Financing Rate 3 Month + 6.36%, 6.10% Floor)	11.69%	(a)	07/20/2034	465,020

	RR Ltd.,
1,000,000	Series 2017-2A-DR (Secured Overnight Financing Rate 3 Month + 6.06%, 5.80% Floor)	11.37%	(a)	04/15/2036	926,982

	Sound Point Ltd.,
1,000,000	Series 2020-1A-ER (Secured Overnight Financing Rate 3 Month + 7.12%, 7.12% Floor)	12.45%	(a)	07/20/2034	866,843

	Trimaran CAVU LLC,
2,000,000	Series 2019-2A-C (Secured Overnight Financing Rate 3 Month + 4.98%, 4.72% Floor)	10.29%	(a)	11/26/2032	2,013,648

	Venture Ltd.,
500,000	Series 2020-39A-D (Secured Overnight Financing Rate 3 Month + 4.51%, 4.51% Floor)	9.82%	(a)	04/15/2033	491,153

	Wellfleet Ltd.,
1,500,000	Series 2020-2A-AR (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.79%	(a)	07/15/2034	1,486,263

	Total Collateralized Loan Obligations (Cost $14,314,295)				13,859,267

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 15.9%

	Alen Mortgage Trust,
1,000,000	Series 2021-ACEN-F (Secured Overnight Financing Rate 1 Month + 5.11%, 5.00% Floor)	10.45%	(a)	04/15/2034	446,522

	Arbor Realty Commercial Real Estate,
800,000	Series 2022-FL1-A (Secured Overnight Financing Rate 30 Day Average + 1.45%, 1.45% Floor)	6.76%	(a)	01/15/2037	793,828

	BANK,
13,409,430	Series 2019-BN19-XFG	1.16%	(a)(d)(e)	08/15/2061	570,987

	BSREP Commercial Mortgage Trust,
1,184,633	Series 2021-DC-G (Secured Overnight Financing Rate 1 Month + 3.96%, 3.85% Floor)	9.30%	(a)	08/15/2038	797,795

	BX Trust,
1,275,000	Series 2021-VIEW-F (Secured Overnight Financing Rate 1 Month + 4.04%, 3.93% Floor)	9.38%	(a)	06/15/2036	1,133,104

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	73

Schedule of Investments DoubleLine Income Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	CSAIL Commercial Mortgage Trust,
8,120,000	Series 2021-C20-XD	1.58%	(a)(d)(e)	03/15/2054	679,037

	GS Mortgage Securities Corporation Trust,
1,250,000	Series 2021-ARDN-G (Secured Overnight Financing Rate 1 Month + 5.11%, 5.00% Floor)	10.45%	(a)	11/15/2036	1,154,801

	JP Morgan Chase Commercial Mortgage Securities Trust,
1,000,000	Series 2019-UES-G	4.60%	(a)(d)	05/05/2032	943,563

	SMR Mortgage Trust,
1,159,656	Series 2022-IND-G (Secured Overnight Financing Rate 1 Month + 7.50%, 7.50% Floor)	12.83%	(a)	02/15/2039	946,464

	UBS-Barclays Commercial Mortgage Trust,
1,562,000	Series 2013-C5-D	3.86%	(a)(d)	03/10/2046	988,746

	Wells Fargo Commercial Mortgage Trust,
48,314,000	Series 2016-C37-XB	0.36%	(d)(e)	12/15/2049	446,243

	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $11,696,265)				8,901,090

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 26.9%

	Connecticut Avenue Securities Trust,
1,250,000	Series 2021-R01-1M2 (Secured Overnight Financing Rate 30 Day Average + 1.55%)	6.86%	(a)	10/25/2041	1,248,506
1,300,000	Series 2022-R01-1M2 (Secured Overnight Financing Rate 30 Day Average + 1.90%)	7.21%	(a)	12/25/2041	1,277,932
1,250,000	Series 2023-R01-1M2 (Secured Overnight Financing Rate 30 Day Average + 3.75%)	9.06%	(a)	12/25/2042	1,314,139

	CSMC Trust,
1,372,000	Series 2021-NQM4-B2	4.18%	(a)(d)	05/25/2066	807,494

	Federal Home Loan Mortgage Corporation REMICS,
1,500,000	Series 2021-DNA6-B1 (Secured Overnight Financing Rate 30 Day Average + 3.40%)	8.71%	(a)	10/25/2041	1,519,703

	FMC GMSR Issuer Trust,
1,750,000	Series 2021-GT2-B	4.44%	(a)(d)	10/25/2026	1,345,406

	LHOME Mortgage Trust,
1,400,000	Series 2021-RTL1-M	5.46%	(a)(d)	02/25/2026	1,260,370

	PRPM LLC,
1,400,000	Series 2021-2-A2	3.77%	(a)(d)	03/25/2026	1,263,868

	SG Residential Mortgage Trust,
1,250,000	Series 2021-1-B2	4.30%	(a)(d)	07/25/2061	747,554

	Velocity Commercial Capital Loan Trust,
186,166	Series 2019-1-M4	4.61%	(a)(d)	03/25/2049	143,111
98,154	Series 2019-1-M5	5.70%	(a)(d)	03/25/2049	75,105
178,411	Series 2019-1-M6	6.79%	(a)(d)	03/25/2049	120,396

	Verus Securitization Trust,
1,400,000	Series 2020-5-B2	4.71%	(a)(d)	05/25/2065	1,130,120
1,500,000	Series 2021-3-B2	3.96%	(a)(d)	06/25/2066	915,808
1,080,838	Series 2023-1-A1	5.85%	(a)(f)	12/25/2067	1,067,272

	VOLT LLC,
1,100,000	Series 2021-NPL5-A2	4.83%	(a)(f)	03/27/2051	871,091

	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $17,900,929)				15,107,875

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 5.3%

	Federal Home Loan Mortgage Corporation REMICS,
1,291,075	Series 5004-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.72%	(e)(g)	07/25/2050	130,981
4,300,139	Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	0.00%	(e)(g)	06/25/2051	14,475

	Federal National Mortgage Association REMICS,
1,162,843	Series 2020-54-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.72%	(e)(g)	08/25/2050	117,974
1,277,933	Series 2020-77-S (-1 x Secured Overnight Financing Rate 30 Day Average + 4.15%, 4.15% Cap)	0.00%	(e)(g)	11/25/2050	39,809
2,263,490	Series 2020-77-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 4.10%, 4.10% Cap)	0.00%	(e)(g)	11/25/2050	57,198

	Federal National Mortgage Association,
1,091,910	Pool CB3168	3.00%		03/01/2052	905,634
968,424	Series 2020-M10-X2	1.83%	(d)(e)	12/25/2030	70,195
1,970,427	Series 2020-M17-X1	1.46%	(d)(e)	01/25/2028	73,452

	Government National Mortgage Association,
2,386,434	Series 2020-138-IL	3.50%	(e)	09/20/2050	400,738
1,733,487	Series 2020-142-SD (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.86%	(e)(g)	09/20/2050	199,411
1,015,573	Series 2020-189-SP (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.86%	(e)(g)	12/20/2050	98,146
2,441,641	Series 2020-196-DI	2.50%	(e)	12/20/2050	294,504
3,864,478	Series 2021-125-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	0.00%	(e)(g)	07/20/2051	18,896
2,454,203	Series 2021-2-IO	0.87%	(d)(e)	06/16/2063	149,881
2,922,637	Series 2021-46-ES (-1 x Secured Overnight Financing Rate 1 Month + 2.69%, 2.80% Cap)	0.00%	(e)(g)	03/20/2051	12,329
4,527,861	Series 2021-59-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00%	(e)(g)	04/20/2051	20,177
3,393,573	Series 2021-80-IO	0.90%	(d)(e)	12/16/2062	224,065
1,657,616	Series 2021-98-SB (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.86%	(e)(g)	06/20/2051	156,649

	Total US Government and Agency Mortgage Backed Obligations (Cost $4,944,650)				2,984,514

US GOVERNMENT AND AGENCY OBLIGATIONS 4.0%
1,500,000	United States Treasury Notes	1.38%		10/31/2028	1,279,980
1,000,000	United States Treasury Notes	3.88%		08/15/2033	945,000

	Total US Government and Agency Obligations (Cost $2,325,593)				2,224,980

74	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
SHORT TERM INVESTMENTS 16.1%
3,017,645	First American Government Obligations Fund - Class U	5.28%	(h)		3,017,645
3,017,644	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.27%	(h)		3,017,644
3,017,644	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27%	(h)		3,017,644

	Total Short Term Investments (Cost $9,052,933)				9,052,933

	Total Investments 99.2% (Cost $66,482,195)				55,664,921
	Other Assets in Excess of Liabilities 0.8%				472,567

	NET ASSETS 100.0%				$56,137,488

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	26.9%
Collateralized Loan Obligations	24.7%
Short Term Investments	16.1%
Non-Agency Commercial Mortgage Backed Obligations	15.9%
Asset Backed Obligations	6.3%
US Government and Agency Mortgage Backed Obligations	5.3%
US Government and Agency Obligations	4.0%
Other Assets and Liabilities	0.8%

100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Value determined using significant unobservable inputs.

(c)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(e)	Interest only security

(f)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(g)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)	Seven-day yield as of period end

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	75

Schedule of Investments DoubleLine Multi-Asset Trend Fund (Consolidated)	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US GOVERNMENT AND AGENCY OBLIGATIONS 5.9%
660,000	United States Treasury Notes	3.25%		06/30/2027	627,180
140,000	United States Treasury Notes	0.75%		11/15/2024	133,000

	Total US Government and Agency Obligations (Cost $773,162)				760,180

AFFILIATED MUTUAL FUNDS 75.1%
215,135	DoubleLine Floating Rate Fund (Class I)				1,936,212
176,467	Doubleline Income Fund (Class I)				1,312,915
689,286	DoubleLine Low Duration Bond Fund (Class R6)				6,506,856

	Total Affiliated Mutual Funds (Cost $10,303,410)				9,755,983

SHORT TERM INVESTMENTS 21.6%
406,906	First American Government Obligations Fund - Class U	5.28%	(a)(b)		406,906
406,906	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.27%	(a)(b)		406,906

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
406,906	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27%	(a)(b)		406,906
700,000	United States Treasury Bills	0.00%	(a)	10/5/2023	699,693
900,000	United States Treasury Bills	0.00%	(a)(c)	1/2/2024	887,824

	Total Short Term Investments (Cost $2,808,050)				2,808,235

	Total Investments 102.6% (Cost $13,884,622)				13,324,398
	Liabilities in Excess of Other Assets (2.6)%				(334,091)

	NET ASSETS 100.0%				$12,990,307

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Affiliated Mutual Funds	75.1%
Short Term Investments	21.6%
US Government and Agency Obligations	5.9%
Other Assets and Liabilities	(2.6)%

100.0%

(a)	All or a portion of this security is owned by DoubleLine Multi-Asset Trend Ltd., which is a wholly-owned subsidiary of the DoubleLine Multi-Asset Trend Fund.

(b)	Seven-day yield as of period end

(c)	All or a portion of this security has been pledged as collateral.

Swap Agreements

Excess Return Swaps
Reference Entity	Counterparty	Long/Short	Financing Rate	Entry Fee(3)	Exit Fee(4)	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas Multi-Asset Trend Index ER USD Commodity Sub-Basket(2)	BNP Paribas	Long	0.00%	0.05%	0.05%	Termination	10/18/2023	$166,119	$5,494	$—	$5,494
BNP Paribas Multi-Asset Trend Index ER USD ex-Commodity Sub-Basket(1)	BNP Paribas	Long	0.00%	0.05%	0.05%	Termination	10/18/2023	433,881	(4,830)	—	(4,830)
BNP Paribas Multi-Asset Trend Index ER USD Commodity Sub-Basket(2)	BNP Paribas	Long	0.00%	0.05%	0.05%	Termination	04/17/2024	3,693,588	(129,724)	—	(129,724)
BNP Paribas Multi-Asset Trend Index ER USD ex-Commodity Sub-Basket(1)	BNP Paribas	Long	0.00%	0.05%	0.05%	Termination	04/17/2024	9,106,409	(196,382)	—	(196,382)

									$(325,442)	$—	$(325,442)

(1)

The BNP Paribas Multi-Asset Trend Index aims to generate excess return by using a trend following strategy and to offer diversification in a multi-asset class universe. Ex-Commodity Sub-Basket Swap represents a swap on a basket of indices without commodities. Information on the sector constituents as of September 30, 2023, is available on the BNP Paribas website https://marketing-indx.bnpparibas.com/multi-asset-trend/.

(2)

All or a portion of this security is owned by DoubleLine Multi-Asset Trend Ltd., which is a wholly-owned subsidiary of the DoubleLine Multi-Asset Trend Fund. The BNP Paribas Multi-Asset Trend Index aims to generate excess return by using a trend following strategy and to offer diversification in a multi-asset class universe. Commodity Sub-Basket Swap represents a swap on a basket of commodity indices. Information on the sector constituents as of September 30, 2023, is available on the BNP Paribas website https://marketing-indx.bnpparibas.com/multi-asset-trend/.

(3)	Entry fee incurs when the Fund puts on new swap exposure. It is a trading cost and incorporated in the cost of the swap.

(4)	Exit fee incurs when the Fund terminates the swap exposure. It is incorporated into daily valuation of the swap.

76	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

Affiliated Mutual Funds

A summary of DoubleLine Multi-Asset Trend Fund’s investments in affiliated mutual funds for the period ended September 30, 2023 is as follows:

Fund	Value at March 31, 2023	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended September 30, 2023	Change in Unrealized for the Period Ended September 30, 2023	Value at September 30, 2023	Shares Held at September 30, 2023	Dividend Income Earned for the Period Ended September 30, 2023
DoubleLine Low Duration Bond Fund (Class R6)	$6,520,642	$—	$—	$—	$(13,786)	$6,506,856	689,286	$150,412
DoubleLine Floating Rate Fund (Class I)	1,929,758	—	—	—	6,454	1,936,212	215,135	81,729
Doubleline Income Fund (Class I)	1,328,797	—	—	—	(15,882)	1,312,915	176,467	44,595

	$9,779,197	$—	$—	$—	$(23,214)	$9,755,983	1,080,888	$276,736

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	77

Statements of Assets and Liabilities	(Unaudited) September 30, 2023

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

ASSETS
Investments in Unaffiliated Securities, at Value *	$31,468,719,367	$6,138,301,247	$454,545,781	$1,418,162	$5,321,746,517	$185,175,531
Investments in Affiliated Mutual Funds, at Value *	—	424,243,803	—	3,400,638	—	—
Short Term Investments, at Value *	251,814,814	47,174,347	435	3,580,495	393,379,045	14,926,649
Cash	—	2,344,345	—	—	2,802,607	1,720,190
Foreign Currency, at Value *	—	—	—	—	—	—
Interest and Dividends Receivable	161,005,841	52,385,925	6,881,428	34,677	45,132,698	1,007,474
Receivable for Investments Sold	152,701,682	9,606,503	4,481,632	13,270	5,201,869	4,384,805
Deposit at Broker for Futures	111,040,000	17,640,000	—	—	—	—
Receivable for Fund Shares Sold	48,497,874	30,331,087	449,107	1,788	6,271,131	55,653
Variation Margin Receivable	7,640,625	1,209,375	—	—	—	—
Prepaid Expenses and Other Assets	1,033,065	293,489	51,464	25,067	198,973	51,723
Net Unrealized Appreciation on Unfunded Loan Commitments	—	124	—	—	—	90
Due from Advisor (See Note 3)	—	—	—	7,469	—	—
Net Unrealized Appreciation on Swaps	—	—	—	—	—	—
Total Assets	32,202,453,268	6,723,530,245	466,409,847	8,481,566	5,774,732,840	207,322,115

LIABILITIES
Payable for Fund Shares Redeemed	80,832,634	11,993,778	1,435,906	67,119	26,213,391	258,867
Payable for Investments Purchased	73,175,664	68,613,007	319,717	—	12,107,699	11,621,184
Distribution Payable	31,923,578	8,440,538	652,107	7,025	5,873,551	853,139
Investment Advisory Fees Payable	10,735,569	2,036,222	315,403	—	1,654,963	80,849
Administration, Fund Accounting and Custodian Fees Payable	3,925,864	1,081,106	67,755	13,640	783,561	95,025
Sub-Transfer Agent Expenses Payable	3,175,120	354,088	74,091	1,619	355,541	9,373
Distribution Fees Payable	2,372,313	60,548	5,210	4,079	807,391	5,364
Transfer Agent Expenses Payable	1,415,589	223,919	19,167	1,162	402,896	12,325
Trustees Fees Payable (See Note 7)	1,360,830	259,058	24,840	2,368	157,056	9,654
Professional Fees Payable	604,233	215,727	62,422	29,610	119,154	32,545
Accrued Expenses	243,321	42,748	6,439	4,248	14,797	278
Loans Payable	—	—	2,269,000	—	—	—
Interest Expense Payable	—	—	8,594	—	1,263	5,000
Net Unrealized Depreciation on Swaps	—	—	—	—	—	—
Payable to Broker for Swaps	—	—	—	—	—	—
Net Unrealized Depreciation on Forward Currency Exchange Contracts	—	—	—	—	—	—
Total Liabilities	209,764,715	93,320,739	5,260,651	130,870	48,491,263	12,983,603
Commitments and Contingencies (See Note 2)
Net Assets	$31,992,688,553	$6,630,209,506	$461,149,196	$8,350,696	$5,726,241,577	$194,338,512

NET ASSETS CONSIST OF:
Paid-in Capital	$44,328,740,103	$8,561,767,920	$715,388,405	$19,338,089	$6,251,755,040	$253,385,871
Total Distributable Earnings (Loss)	(12,336,051,550)	(1,931,558,414)	(254,239,209)	(10,987,393)	(525,513,463)	(59,047,359)
Net Assets	$31,992,688,553	$6,630,209,506	$461,149,196	$8,350,696	$5,726,241,577	$194,338,512

*Identified Cost:
Investments in Unaffiliated Securities	$37,745,460,441	$7,073,555,900	$562,471,726	$1,303,939	$5,606,131,386	$190,421,356
Investments in Affiliated Mutual Funds	—	504,557,903	—	3,726,410	—	—
Short Term Investments	251,814,814	47,174,328	435	3,580,495	393,837,871	14,926,649
Foreign Currency	—	—	—	—	—	—

Class I (unlimited shares authorized):
Net Assets	$25,734,451,155	$6,109,435,511	$436,521,885	$6,998,660	$4,790,515,026	$177,663,886
Shares Outstanding	3,060,970,178	688,575,019	52,694,922	876,151	507,748,109	19,739,954
Net Asset Value, Offering and Redemption Price per Share	$8.41	$8.87	$8.28	$7.99	$9.43	$9.00

Class N (unlimited shares authorized):
Net Assets	$4,736,056,021	$243,000,278	$24,627,311	$—	$787,932,345	$16,674,626
Shares Outstanding	563,587,276	27,413,710	2,970,429	—	83,574,622	1,847,961
Net Asset Value, Offering and Redemption Price per Share	$8.40	$8.86	$8.29	$—	$9.43	$9.02

Class A (unlimited shares authorized):
Net Assets	$—	$—	$—	$1,352,036	$—	$—
Shares Outstanding	—	—	—	168,958	—	—
Net Asset Value, Offering Price per Share	$—	$—	$—	$8.36	$—	$—
Net Asset Value, Redemption Price per Share	$—	$—	$—	$8.00	$—	$—

Class R6 (unlimited shares authorized):
Net Assets	$1,522,181,377	$277,773,717	$—	$—	$147,794,206	$—
Shares Outstanding	181,029,027	31,297,055	—	—	15,658,712	—
Net Asset Value, Offering and Redemption Price per Share	$8.41	$8.88	$—	$—	$9.44	$—

78	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

ASSETS
Investments in Unaffiliated Securities, at Value *	$3,425,843,050	$698,053,436	$175,720,331	$50,164,228	$—	$125,306,262
Investments in Affiliated Mutual Funds, at Value *	—	—	—	—	—	—
Short Term Investments, at Value *	430,584,536	140,490,194	2,618,528	2,277,882	182,813,877	6,988,603
Cash	3,128,332	1,052,288	—	—	—	—
Foreign Currency, at Value *	—	—	—	—	—	1,522,031
Interest and Dividends Receivable	31,012,520	6,575,908	2,045,925	236,302	81,308	1,275,740
Receivable for Investments Sold	1,470,602	270,607	552,178	59,235	—	1,369,868
Deposit at Broker for Futures	—	—	—	855,716	—	—
Receivable for Fund Shares Sold	4,557,501	2,859,267	156,460	61,871	437,641	107
Variation Margin Receivable	—	—	—	22,289	—	—
Prepaid Expenses and Other Assets	122,801	57,545	32,592	23,405	32,032	22,226
Net Unrealized Appreciation on Unfunded Loan Commitments	—	32	—	—	—	—
Due from Advisor (See Note 3)	—	—	—	—	—	—
Net Unrealized Appreciation on Swaps	63,471,663	—	—	—	—	—
Total Assets	3,960,191,005	849,359,277	181,126,014	53,700,928	183,364,858	136,484,837

LIABILITIES
Payable for Fund Shares Redeemed	4,112,960	844,484	831,234	8,810	451,943	—
Payable for Investments Purchased	2,898,164	11,032,442	393,621	2,202,663	—	—
Distribution Payable	9,874,550	1,307,912	120,530	96,224	—	—
Investment Advisory Fees Payable	1,505,061	429,920	52,927	10,216	134,519	56,672
Administration, Fund Accounting and Custodian Fees Payable	743,476	310,522	33,993	9,539	14,311	50,703
Sub-Transfer Agent Expenses Payable	411,092	63,077	31,714	508	18,802	1,959
Distribution Fees Payable	90,808	60,916	—	1,519	3,275	—
Transfer Agent Expenses Payable	197,135	62,602	9,470	1,449	8,028	27,967
Trustees Fees Payable (See Note 7)	154,966	25,425	5,963	1,912	5,574	17,753
Professional Fees Payable	299,897	52,373	21,108	25,520	23,597	35,010
Accrued Expenses	148,181	17,012	—	3,746	4,276	25,062
Loans Payable	—	—	—	—	—	—
Interest Expense Payable	—	—	—	—	—	—
Net Unrealized Depreciation on Swaps	6,440,893	—	—	—	3,589,045	—
Payable to Broker for Swaps	6,363,357	—	—	—	—	—
Net Unrealized Depreciation on Forward Currency Exchange Contracts	—	—	—	—	—	—
Total Liabilities	33,240,540	14,206,685	1,500,560	2,362,106	4,253,370	215,126
Commitments and Contingencies (See Note 2)
Net Assets	$3,926,950,465	$835,152,592	$179,625,454	$51,338,822	$179,111,488	$136,269,711

NET ASSETS CONSIST OF:
Paid-in Capital	$5,206,477,909	$1,064,121,214	$203,084,824	$77,900,330	$172,789,894	$184,648,326
Total Distributable Earnings (Loss)	(1,279,527,444)	(228,968,622)	(23,459,370)	(26,561,508)	6,321,594	(48,378,615)
Net Assets	$3,926,950,465	$835,152,592	$179,625,454	$51,338,822	$179,111,488	$136,269,711

*Identified Cost:
Investments in Unaffiliated Securities	$3,759,765,737	$827,033,232	$187,873,141	$59,229,474	$—	$142,641,162
Investments in Affiliated Mutual Funds	—	—	—	—	—	—
Short Term Investments	430,902,288	140,480,062	2,618,528	2,277,882	182,795,130	6,993,032
Foreign Currency	—	—	—	—	—	1,562,412

Class I (unlimited shares authorized):
Net Assets	$3,610,099,052	$686,608,661	$175,353,665	$43,377,390	$163,307,210	$136,107,865
Shares Outstanding	282,229,457	82,054,817	19,317,646	7,072,841	20,566,809	17,020,846
Net Asset Value, Offering and Redemption Price per Share	$12.79	$8.37	$9.08	$6.13	$7.94	$8.00

Class N (unlimited shares authorized):
Net Assets	$296,723,451	$65,460,951	$4,271,789	$7,961,432	$15,804,278	$161,846
Shares Outstanding	23,218,770	7,828,299	469,794	1,301,341	2,021,268	20,389
Net Asset Value, Offering and Redemption Price per Share	$12.78	$8.36	$9.09	$6.12	$7.82	$7.94

Class A (unlimited shares authorized):
Net Assets	$—	$—	$—	$—	$—	$—
Shares Outstanding	—	—	—	—	—	—
Net Asset Value, Offering Price per Share	$—	$—	$—	$—	$—	$—
Net Asset Value, Redemption Price per Share	$—	$—	$—	$—	$—	$—

Class R6 (unlimited shares authorized):
Net Assets	$20,127,962	$83,082,980	$—	$—	$—	$—
Shares Outstanding	1,572,490	9,922,863	—	—	—	—
Net Asset Value, Offering and Redemption Price per Share	$12.80	$8.37	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	79

Statements of Assets and Liabilities (Cont.)

	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Real Estate and Income Fund	DoubleLine Emerging Markets Local Currency Bond Fund	DoubleLine Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)

ASSETS
Investments in Unaffiliated Securities, at Value *	$329,269,704	$38,894,510	$2,339,858	$11,271,848	$46,611,988	$760,180
Investments in Affiliated Mutual Funds, at Value *	—	2,741,119	—	—	—	9,755,983
Short Term Investments, at Value *	3,337,675	1,982,912	5,155,367	378,497	9,052,933	2,808,235
Cash	—	—	266,000	227,311	—	—
Foreign Currency, at Value *	—	—	—	8,972	—	—
Interest and Dividends Receivable	3,074,522	401,380	39,049	233,746	468,924	57,174
Receivable for Investments Sold	112,741	—	—	166,045	—	—
Deposit at Broker for Futures	—	—	—	—	—	—
Receivable for Fund Shares Sold	13,925	92,788	1,173	101	1,987,372	13,376
Variation Margin Receivable	—	—	—	—	—	—
Prepaid Expenses and Other Assets	32,850	18,615	19,928	21,808	45,551	18,185
Net Unrealized Appreciation on Unfunded Loan Commitments	—	—	—	—	—	—
Due from Advisor (See Note 3)	—	—	229	6,390	—	4,123
Net Unrealized Appreciation on Swaps	—	130,237	—	—	—	—
Total Assets	335,841,417	44,261,561	7,821,604	12,314,718	58,166,768	13,417,256

LIABILITIES
Payable for Fund Shares Redeemed	2,743	44,307	486	12,900	901,661	7,423
Payable for Investments Purchased	—	—	—	218,508	1,000,000	—
Distribution Payable	1,023,641	11,204	1,769	2,684	20,595	821
Investment Advisory Fees Payable	138,660	8,183	—	—	10,397	—
Administration, Fund Accounting and Custodian Fees Payable	61,298	35,061	10,741	5,985	42,034	536
Sub-Transfer Agent Expenses Payable	15,707	5,235	635	195	4,267	2,236
Distribution Fees Payable	—	1,035	890	587	1,284	270
Transfer Agent Expenses Payable	10,810	1,141	247	287	2,188	720
Trustees Fees Payable (See Note 7)	11,339	1,413	2,083	418	1,363	80
Professional Fees Payable	34,871	25,411	58,096	30,499	31,476	82,004
Accrued Expenses	6,977	5,176	48,752	21,274	14,015	7,417
Loans Payable	—	—	—	—	—	—
Interest Expense Payable	—	—	—	—	—	—
Net Unrealized Depreciation on Swaps	—	54,278	194,590	—	—	325,442
Payable to Broker for Swaps	—	—	—	—	—	—
Net Unrealized Depreciation on Forward Currency Exchange Contracts	—	919,479	—	—	—	—
Total Liabilities	1,306,046	1,111,923	318,289	293,337	2,029,280	426,949
Commitments and Contingencies (See Note 2)
Net Assets	$334,535,371	$43,149,638	$7,503,315	$12,021,381	$56,137,488	$12,990,307

NET ASSETS CONSIST OF:
Paid-in Capital	$400,742,602	$63,777,788	$11,325,647	$13,799,318	$81,282,849	$16,538,158
Total Distributable Earnings (Loss)	(66,207,231)	(20,628,150)	(3,822,332)	(1,777,937)	(25,145,361)	(3,547,851)
Net Assets	$334,535,371	$43,149,638	$7,503,315	$12,021,381	$56,137,488	$12,990,307

*Identified Cost:
Investments in Unaffiliated Securities	$372,238,795	$42,406,353	$2,422,454	$12,661,267	$57,429,262	$773,162
Investments in Affiliated Mutual Funds	—	2,900,964	—	—	—	10,303,410
Short Term Investments	3,337,675	1,985,770	5,155,317	378,497	9,052,933	2,808,050
Foreign Currency	—	—	—	8,971	—	—

Class I (unlimited shares authorized):
Net Assets	$333,945,254	$39,138,499	$6,823,050	$10,689,096	$53,032,255	$12,728,163
Shares Outstanding	37,959,848	3,537,756	765,388	1,276,223	7,126,770	1,627,561
Net Asset Value, Offering and Redemption Price per Share	$8.80	$11.06	$8.91	$8.38	$7.44	$7.82

Class N (unlimited shares authorized):
Net Assets	$590,117	$4,011,139	$680,265	$1,332,285	$3,105,233	$262,144
Shares Outstanding	67,009	362,589	76,091	159,404	416,559	33,507
Net Asset Value, Offering and Redemption Price per Share	$8.81	$11.06	$8.94	$8.36	$7.45	$7.82

Class A (unlimited shares authorized):
Net Assets	$—	$—	$—	$—	$—	$—
Shares Outstanding	—	—	—	—	—	—
Net Asset Value, Offering Price per Share	$—	$—	$—	$—	$—	$—
Net Asset Value, Redemption Price per Share	$—	$—	$—	$—	$—	$—

Class R6 (unlimited shares authorized):
Net Assets	$—	$—	$—	$—	$—	$—
Shares Outstanding	—	—	—	—	—	—
Net Asset Value, Offering and Redemption Price per Share	$—	$—	$—	$—	$—	$—

80	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Operations	(Unaudited) For the Period Ended September 30, 2023

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

INVESTMENT INCOME
Income:
Interest	$774,107,039	$165,682,305	$16,199,102	$324,702	$149,733,524	$9,137,746
Dividends from Affiliated Mutual Funds	—	5,673,091	—	98,341	—	—
Dividends from Unaffiliated Securities	—	—	—	62,831	—	—
Non-Cash Interest	—	—	—	—	—	—
Total Investment Income	774,107,039	171,355,396	16,199,102	485,874	149,733,524	9,137,746

Expenses:
Investment Advisory Fees	67,080,684	14,009,230	1,968,809	86,942	10,487,858	505,398
Distribution Fees - Class N	6,282,640	326,790	34,000	—	1,034,585	22,044
Distribution Fees - Class A	—	—	—	1,879	—	—
Sub-Transfer Agent Expenses - Class I	8,584,377	936,085	205,157	6,231	990,807	27,890
Sub-Transfer Agent Expenses - Class N	1,585,597	37,072	11,233	—	160,579	2,667
Sub-Transfer Agent Expenses - Class A	—	—	—	558	—	—
Administration, Fund Accounting and Custodian Fees	2,693,670	728,480	57,229	12,073	561,779	68,410
Professional Fees	802,135	229,240	66,714	49,011	173,268	25,187
Transfer Agent Expenses	620,205	69,869	8,231	598	254,717	6,482
Trustees Fees	448,882	96,136	7,443	584	80,674	3,243
Shareholder Reporting Expenses	339,137	43,863	12,905	8,727	43,095	6,253
Insurance Expenses	222,158	49,537	4,307	330	41,955	2,362
Registration Fees	158,613	65,324	12,966	6,748	24,700	7,538
Miscellaneous Expenses	109,119	30,605	12,194	2,041	26,688	5,202
Interest Expense	—	—	4,807	—	—	30,500
Total Expenses	88,927,217	16,622,231	2,405,995	175,722	13,880,705	713,176
Less: Investment Advisory Fees (Waived)	—	(1,069,274)	—	(9,579)	—	—
Less: Other Fees (Reimbursed)/Recouped	—	—	—	(69,258)	—	—
Net Expenses	88,927,217	15,552,957	2,405,995	96,885	13,880,705	713,176

Net Investment Income (Loss)	685,179,822	155,802,439	13,793,107	388,989	135,852,819	8,424,570

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain (Loss) on:

Investments in Unaffiliated Securities	(404,679,111)	(149,375,628)	(28,879,337)	(3,103,802)	(16,472,382)	(3,944,490)

Investments in Affiliated Mutual Funds	—	—	—	(41,908)	—	—

Foreign Currency	—	—	—	1,581	—	—

Forwards	—	—	—	—	—	—

Futures	(178,323,921)	(23,090,107)	—	(99,603)	—	—

Swaps	—	—	—	1,059,982	—	—

Net Change in Unrealized Appreciation (Depreciation) on:

Investments in Unaffiliated Securities	(1,286,006,680)	(159,851,908)	19,620,577	2,595,714	3,717,048	4,276,632

Investments in Affiliated Mutual Funds	—	(19,290,746)	—	(102,017)	—	—

Short Term Investments	—	(36,224)	—	9,803	(470,733)	—

Unfunded Loan Commitments	—	2,401	—	—	—	1,462

Foreign Currency	—	—	—	(772)	—	—

Forwards	—	—	—	—	—	—

Futures	(272,394,859)	(43,418,049)	—	(165,850)	—	—

Swaps	—	—	—	(512,419)	—	—
Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(2,141,404,571)	(395,060,261)	(9,258,760)	(359,291)	(13,226,067)	333,604

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,456,224,749)	$(239,257,822)	$4,534,347	$29,698	$122,626,752	$8,758,174

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	81

Statements of Operations (Cont.)

	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

INVESTMENT INCOME
Income:
Interest	$111,016,023	$28,678,048	$3,933,584	$468,553	$4,206,575	$2,205,075
Dividends from Affiliated Mutual Funds	—	—	—	—	—	—
Dividends from Unaffiliated Securities	—	—	—	—	—	—
Non-Cash Interest	—	—	—	469,833	—	—
Total Investment Income	111,016,023	28,678,048	3,933,584	938,386	4,206,575	2,205,075

Expenses:
Investment Advisory Fees	9,487,152	2,732,152	453,688	87,432	779,888	355,731
Distribution Fees - Class N	390,066	83,912	5,622	3,059	20,267	239
Distribution Fees - Class A	—	—	—	—	—	—
Sub-Transfer Agent Expenses - Class I	1,125,165	175,941	81,846	1,569	52,111	—
Sub-Transfer Agent Expenses - Class N	90,100	16,670	2,100	122	5,374	—
Sub-Transfer Agent Expenses - Class A	—	—	—	—	—	—
Administration, Fund Accounting and Custodian Fees	475,398	229,014	30,470	13,372	17,572	21,050
Professional Fees	294,580	50,442	29,539	22,096	33,235	20,991
Transfer Agent Expenses	44,037	38,041	4,452	—	4,573	—
Trustees Fees	59,370	12,601	2,984	772	2,537	1,391
Shareholder Reporting Expenses	74,247	16,044	11,525	2,803	5,425	1,947
Insurance Expenses	29,933	7,585	1,839	676	1,743	1,438
Registration Fees	12,761	14,121	9,668	6,331	9,512	6,456
Miscellaneous Expenses	22,689	6,733	24,619	2,907	3,058	1,245
Interest Expense	—	—	877	324	—	—
Total Expenses	12,105,498	3,383,256	659,229	141,463	935,295	410,488
Less: Investment Advisory Fees (Waived)	—	—	—	—	—	—
Less: Other Fees (Reimbursed)/Recouped	—	—	(118,442)	(13,855)	—	—
Net Expenses	12,105,498	3,383,256	540,787	127,608	935,295	410,488

Net Investment Income (Loss)	98,910,525	25,294,792	3,392,797	810,778	3,271,280	1,794,587

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain (Loss) on:

Investments in Unaffiliated Securities	(20,952,964)	(18,124,900)	(2,048,660)	(1,303,787)	(9,161)	(2,048,324)

Investments in Affiliated Mutual Funds	—	—	—	—	—	—

Foreign Currency	—	—	—	—	—	25,575

Forwards	—	—	—	—	—	—

Futures	—	—	—	(488,523)	—	—

Swaps	(20,806,955)	—	—	—	6,506,240	—

Net Change in Unrealized Appreciation (Depreciation) on:

Investments in Unaffiliated Securities	(24,570,956)	12,926,860	2,523,565	(4,237,515)	—	(7,536,899)

Investments in Affiliated Mutual Funds	—	—	—	—	—	—

Short Term Investments	(324,495)	104,861	—	(2,483)	116,854	(12,706)

Unfunded Loan Commitments	455	592	—	—	—	—

Foreign Currency	—	—	—	—	—	(53,559)

Forwards	—	—	—	—	—	—

Futures	—	—	—	(1,731,847)	—	—

Swaps	126,135,802	—	—	—	(1,218,045)	—
Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—	—	—	(33,167)
Net Realized and Unrealized Gain (Loss) on Investments	59,480,887	(5,092,587)	474,905	(7,764,155)	5,395,888	(9,659,080)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$158,391,412	$20,202,205	$3,867,702	$(6,953,377)	$8,667,168	$(7,864,493)

82	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) For the Period Ended September 30, 2023

	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Real Estate and Income Fund	DoubleLine Emerging Markets Local Currency Bond Fund	DoubleLine Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)

INVESTMENT INCOME
Income:
Interest	$7,023,183	$1,446,000	$268,839	$324,466	$1,746,827	$73,525
Dividends from Affiliated Mutual Funds	—	132,986	—	—	—	276,736
Dividends from Unaffiliated Securities	—	—	—	—	—	—
Non-Cash Interest	—	—	—	—	—	—
Total Investment Income	7,023,183	1,578,986	268,839	324,466	1,746,827	350,261

Expenses:
Investment Advisory Fees	857,355	132,783	20,204	41,279	123,461	33,082
Distribution Fees - Class N	753	11,443	1,080	1,101	3,884	355
Distribution Fees - Class A	—	—	—	—	—	—
Sub-Transfer Agent Expenses - Class I	—	12,654	255	—	14,192	—
Sub-Transfer Agent Expenses - Class N	—	2,615	27	—	939	—
Sub-Transfer Agent Expenses - Class A	—	—	—	—	—	—
Administration, Fund Accounting and Custodian Fees	47,702	30,536	12,438	10,338	32,083	6,605
Professional Fees	27,805	27,505	14,400	27,146	25,149	35,287
Transfer Agent Expenses	2,358	—	—	98	—	398
Trustees Fees	5,015	828	134	157	832	298
Shareholder Reporting Expenses	3,033	4,515	2,545	1,253	2,905	1,867
Insurance Expenses	3,013	948	229	238	758	291
Registration Fees	8,729	6,799	5,379	6,394	6,887	5,827
Miscellaneous Expenses	6,859	6,661	3,110	19,688	3,737	4,001
Interest Expense	789	—	—	—	—	—
Total Expenses	963,411	237,287	59,801	107,692	214,827	88,011
Less: Investment Advisory Fees (Waived)	—	(8,093)	—	—	—	(19,553)
Less: Other Fees (Reimbursed)/Recouped	—	(51,039)	(29,547)	(57,057)	(50,497)	(46,027)
Net Expenses	963,411	178,155	30,254	50,635	164,330	22,431

Net Investment Income (Loss)	6,059,772	1,400,831	238,585	273,831	1,582,497	327,830

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain (Loss) on:

Investments in Unaffiliated Securities	(8,622,752)	(408,221)	(491,470)	(113,975)	(2,334,904)	(15,025)

Investments in Affiliated Mutual Funds	—	(87,016)	—	—	—	—

Foreign Currency	—	888	—	(6,865)	—	—

Forwards	—	(2,465,940)	—	—	—	—

Futures	—	—	—	—	—	—

Swaps	—	310,527	(2,493,696)	—	—	(1,344,698)

Net Change in Unrealized Appreciation (Depreciation) on:

Investments in Unaffiliated Securities	(1,000,865)	54,533	302,010	(311,395)	1,744,319	(16,218)

Investments in Affiliated Mutual Funds	—	96,768	—	—	—	(23,214)

Short Term Investments	—	6,355	801	—	—	2,713

Unfunded Loan Commitments	—	—	—	—	—	—

Foreign Currency	—	—	—	(12)	—	—

Forwards	—	691,720	—	—	—	—

Futures	—	—	—	—	—	—

Swaps	—	(2,127,477)	1,496,799	—	—	1,103,783
Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—	(5,783)	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(9,623,617)	(3,927,863)	(1,185,556)	(438,030)	(590,585)	(292,659)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,563,845)	$(2,527,032)	$(946,971)	$(164,199)	$991,912	$35,171

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	83

Statements of Changes in Net Assets

	DoubleLine Total Return Bond Fund		DoubleLine Core Fixed Income Fund
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

OPERATIONS
Net Investment Income (Loss)	$685,179,822	$1,186,218,807	$155,802,439	$305,039,769
Net Realized Gain (Loss) on Investments	(583,003,032)	(1,493,804,927)	(172,465,735)	(560,681,990)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,558,401,539)	(1,938,176,230)	(222,594,526)	(293,016,454)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,456,224,749)	(2,245,762,350)	(239,257,822)	(548,658,675)

DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(583,378,360)	(1,133,672,670)	(153,420,150)	(310,579,203)
Class N	(101,377,893)	(176,439,753)	(5,757,457)	(13,631,858)
Class R6	(29,125,679)	(48,939,575)	(3,506,076)	(4,129,937)

Total Distributions to Shareholders	(713,881,932)	(1,359,051,998)	(162,683,683)	(328,340,998)

NET SHARE TRANSACTIONS
Class I	2,832,831	(6,854,848,412)	(402,985,962)	(2,128,401,225)
Class N	(50,057,543)	556,592,256	(16,457,535)	(126,447,238)
Class R6	391,720,156	(361,855,711)	169,386,049	34,352,610
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	344,495,444	(6,660,111,867)	(250,057,448)	(2,220,495,853)

Total Increase (Decrease) in Net Assets	$(1,825,611,237)	$(10,264,926,215)	$(651,998,953)	$(3,097,495,526)

NET ASSETS
Beginning of Period	$33,818,299,790	$44,083,226,005	$7,282,208,459	$10,379,703,985
End of Period	$31,992,688,553	$33,818,299,790	$6,630,209,506	$7,282,208,459

84	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

	DoubleLine Emerging Markets Fixed Income Fund		DoubleLine Multi-Asset Growth Fund (Consolidated)
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

OPERATIONS
Net Investment Income (Loss)	$13,793,107	$28,304,571	$388,989	$793,879
Net Realized Gain (Loss) on Investments	(28,879,337)	(70,584,947)	(2,183,750)	(2,520,360)
Net Change in Unrealized Appreciation (Depreciation) on Investments	19,620,577	(21,120,187)	1,824,459	(1,307,836)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,534,347	(63,400,563)	29,698	(3,034,317)

DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(13,872,962)	(28,239,825)	(379,719)	(701,825)
Class N	(727,261)	(1,431,212)	—	—
Class A	—	—	(44,495)	(49,417)

Total Distributions to Shareholders	(14,600,223)	(29,671,037)	(424,214)	(751,242)

NET SHARE TRANSACTIONS
Class I	(46,817,597)	(139,814,008)	(10,547,979)	(5,702,055)
Class N	(2,541,492)	(6,328,453)	—	—
Class A	—	—	(136,750)	(924,209)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(49,359,089)	(146,142,461)	(10,684,729)	(6,626,264)

Total Increase (Decrease) in Net Assets	$(59,424,965)	$(239,214,061)	$(11,079,245)	$(10,411,823)

NET ASSETS
Beginning of Period	$520,574,161	$759,788,222	$19,429,941	$29,841,764
End of Period	$461,149,196	$520,574,161	$8,350,696	$19,429,941

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	85

Statements of Changes in Net Assets (Cont.)

	DoubleLine Low Duration Bond Fund		DoubleLine Floating Rate Fund
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

OPERATIONS
Net Investment Income (Loss)	$135,852,819	$192,805,910	$8,424,570	$17,350,887
Net Realized Gain (Loss) on Investments	(16,472,382)	(125,179,923)	(3,944,490)	(10,471,808)
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,246,315	(34,718,469)	4,278,094	(6,853,536)
Net Increase (Decrease) in Net Assets Resulting from Operations	122,626,752	32,907,518	8,758,174	25,543

DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(115,672,770)	(170,179,376)	(7,714,729)	(15,628,546)
Class N	(17,759,661)	(25,550,460)	(704,279)	(1,768,371)
Class R6	(1,616,022)	(1,755,927)	—	—

Total Distributions to Shareholders	(135,048,453)	(197,485,763)	(8,419,008)	(17,396,917)

NET SHARE TRANSACTIONS
Class I	(455,485,881)	(827,959,245)	(22,839,226)	(118,075,555)
Class N	(56,775,218)	(174,619,414)	(3,968,033)	(22,626,454)
Class R6	94,191,080	13,776,622	—	—
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(418,070,019)	(988,802,037)	(26,807,259)	(140,702,009)

Total Increase (Decrease) in Net Assets	$(430,491,720)	$(1,153,380,282)	$(26,468,093)	$(158,073,383)

NET ASSETS
Beginning of Period	$6,156,733,297	$7,310,113,579	$220,806,605	$378,879,988
End of Period	$5,726,241,577	$6,156,733,297	$194,338,512	$220,806,605

86	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

	DoubleLine Shiller Enhanced CAPE®		DoubleLine Flexible Income Fund
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Uaudited)	Year Ended March 31, 2023

OPERATIONS
Net Investment Income (Loss)	$98,910,525	$199,664,900	$25,294,792	$48,462,923
Net Realized Gain (Loss) on Investments	(41,759,919)	(923,040,150)	(18,124,900)	(29,811,153)
Net Change in Unrealized Appreciation (Depreciation) on Investments	101,240,806	(372,891,957)	13,032,313	(66,340,683)
Net Increase (Decrease) in Net Assets Resulting from Operations	158,391,412	(1,096,267,207)	20,202,205	(47,688,913)

DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(96,185,288)	(650,038,241)	(21,246,740)	(38,406,012)
Class N	(7,344,477)	(51,023,171)	(1,882,964)	(4,735,103)
Class R6	(233,427)	(1,612,841)	(2,683,661)	(6,781,634)

Total Distributions to Shareholders	(103,763,192)	(702,674,253)	(25,813,365)	(49,922,749)

NET SHARE TRANSACTIONS
Class I	(429,906,888)	(2,166,818,800)	(35,043,657)	(168,776,775)
Class N	(19,801,253)	(131,268,786)	(29,245,446)	(36,501,181)
Class R6	12,613,057	(3,700,587)	(41,596,081)	23,412,123
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(437,095,084)	(2,301,788,173)	(105,885,184)	(181,865,833)

Total Increase (Decrease) in Net Assets	$(382,466,864)	$(4,100,729,633)	$(111,496,344)	$(279,477,495)

NET ASSETS
Beginning of Period	$4,309,417,329	$8,410,146,962	$946,648,936	$1,226,126,431
End of Period	$3,926,950,465	$4,309,417,329	$835,152,592	$946,648,936

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	87

Statements of Changes in Net Assets (Cont.)

	DoubleLine Low Duration Emerging Markets Fixed Income Fund		DoubleLine Long Duration Total Return Bond Fund
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

OPERATIONS
Net Investment Income (Loss)	$3,392,797	$6,918,266	$810,778	$1,443,592
Net Realized Gain (Loss) on Investments	(2,048,660)	(9,229,837)	(1,792,310)	(7,721,335)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,523,565	(1,099,992)	(5,971,845)	(3,556,796)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,867,702	(3,411,563)	(6,953,377)	(9,834,539)

DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(3,215,429)	(6,405,153)	(759,677)	(1,395,538)
Class N	(74,364)	(428,580)	(43,056)	(48,695)

Total Distributions to Shareholders	(3,289,793)	(6,833,733)	(802,733)	(1,444,233)

NET SHARE TRANSACTIONS
Class I	(7,228,695)	(47,129,892)	1,683,808	4,497,689
Class N	(1,084,629)	(16,377,784)	6,859,015	(2,928,587)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(8,313,324)	(63,507,676)	8,542,823	1,569,102

Total Increase (Decrease) in Net Assets	$(7,735,415)	$(73,752,972)	$786,713	$(9,709,670)

NET ASSETS
Beginning of Period	$187,360,869	$261,113,841	$50,552,109	$60,261,779
End of Period	$179,625,454	$187,360,869	$51,338,822	$50,552,109

88	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

	DoubleLine Strategic Commodity Fund (Consolidated)		DoubleLine Global Bond Fund
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

OPERATIONS
Net Investment Income (Loss)	$3,271,280	$1,336,306	$1,794,587	$1,622,078
Net Realized Gain (Loss) on Investments	6,497,079	(12,670,604)	(2,022,749)	(20,226,964)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,101,191)	(17,431,981)	(7,636,331)	6,094,281
Net Increase (Decrease) in Net Assets Resulting from Operations	8,667,168	(28,766,279)	(7,864,493)	(12,510,605)

DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	—	(59,541,258)	—	—
Class N	—	(5,999,114)	—	—

Total Distributions to Shareholders	—	(65,540,372)	—	—

NET SHARE TRANSACTIONS
Class I	(3,080,160)	20,462,781	(493,910)	(119,629,668)
Class N	(1,833,028)	1,496,327	(68,248)	(137,882)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(4,913,188)	21,959,108	(562,158)	(119,767,550)

Total Increase (Decrease) in Net Assets	$3,753,980	$(72,347,543)	$(8,426,651)	$(132,278,155)

NET ASSETS
Beginning of Period	$175,357,508	$247,705,051	$144,696,362	$276,974,517
End of Period	$179,111,488	$175,357,508	$136,269,711	$144,696,362

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	89

Statements of Changes in Net Assets (Cont.)

	DoubleLine Infrastructure Income Fund		DoubleLine Shiller Enhanced International CAPE®
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

OPERATIONS
Net Investment Income (Loss)	$6,059,772	$12,750,009	$1,400,831	$2,512,563
Net Realized Gain (Loss) on Investments	(8,622,752)	(14,491,616)	(2,649,762)	(14,293,448)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,000,865)	(17,544,166)	(1,278,101)	4,877,553
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,563,845)	(19,285,773)	(2,527,032)	(6,903,332)

DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(5,920,839)	(13,587,479)	(1,205,602)	(2,446,375)
Class N	(9,645)	(20,057)	(224,902)	(317,577)

Total Distributions to Shareholders	(5,930,484)	(13,607,536)	(1,430,504)	(2,763,952)

NET SHARE TRANSACTIONS
Class I	(2,804,316)	(142,837,231)	(2,923,826)	(38,995,905)
Class N	5,805	(1,124,509)	(4,568,778)	2,809,445
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(2,798,511)	(143,961,740)	(7,492,604)	(36,186,460)

Total Increase (Decrease) in Net Assets	$(12,292,840)	$(176,855,049)	$(11,450,140)	$(45,853,744)

NET ASSETS
Beginning of Period	$346,828,211	$523,683,260	$54,599,778	$100,453,522
End of Period	$334,535,371	$346,828,211	$43,149,638	$54,599,778

90	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

	DoubleLine Real Estate and Income Fund		DoubleLine Emerging Markets Local Currency Bond Fund
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

OPERATIONS
Net Investment Income (Loss)	$238,585	$353,915	$273,831	$373,748
Net Realized Gain (Loss) on Investments	(2,985,166)	(435,749)	(120,840)	(213,661)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,799,610	(3,254,321)	(317,190)	(315,586)
Net Increase (Decrease) in Net Assets Resulting from Operations	(946,971)	(3,336,155)	(164,199)	(155,499)

DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(216,088)	(309,725)	(139,357)	(182,403)
Class N	(21,723)	(43,320)	(16,072)	(2,547)

Total Distributions to Shareholders	(237,811)	(353,045)	(155,429)	(184,950)

NET SHARE TRANSACTIONS
Class I	(547,312)	(3,018,512)	1,539,958	524,065
Class N	(117,919)	(782,903)	1,169,485	83,359
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(665,231)	(3,801,415)	2,709,443	607,424

Total Increase (Decrease) in Net Assets	$(1,850,013)	$(7,490,615)	$2,389,815	$266,975

NET ASSETS
Beginning of Period	$9,353,328	$16,843,943	$9,631,566	$9,364,591
End of Period	$7,503,315	$9,353,328	$12,021,381	$9,631,566

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	91

Statements of Changes in Net Assets (Cont.)

	DoubleLine Income Fund		DoubleLine Multi-Asset Trend Fund (Consolidated)
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

OPERATIONS
Net Investment Income (Loss)	$1,582,497	$3,498,791	$327,830	$474,865
Net Realized Gain (Loss) on Investments	(2,334,904)	(8,161,598)	(1,359,723)	(597,318)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,744,319	(2,250,669)	1,067,064	(1,555,238)
Net Increase (Decrease) in Net Assets Resulting from Operations	991,912	(6,913,476)	35,171	(1,677,691)

DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(1,580,064)	(2,942,942)	(300,979)	(2,306,129)
Class N	(100,746)	(416,205)	(6,105)	(89,716)

Total Distributions to Shareholders	(1,680,810)	(3,359,147)	(307,084)	(2,395,845)

NET SHARE TRANSACTIONS
Class I	2,953,837	(30,180,303)	145,959	2,990,773
Class N	(53,032)	(8,191,153)	(97,234)	330,542
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	2,900,805	(38,371,456)	48,725	3,321,315

Total Increase (Decrease) in Net Assets	$2,211,907	$(48,644,079)	$(223,188)	$(752,221)

NET ASSETS
Beginning of Period	$53,925,581	$102,569,660	$13,213,495	$13,965,716
End of Period	$56,137,488	$53,925,581	$12,990,307	$13,213,495

92	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Financial Highlights

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(d)	Expenses After Investment Advisory Fees (Waived)(d)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(d)	Net Investment Income (Loss)(d)

DoubleLine Total Return Bond Fund - Class I:
9/30/2023(e)	$8.97	0.18	(0.55)	(0.37)	(0.19)	—	(0.19)	$8.41	(4.20)%	$25,734,452	0.50%	0.50%	0.50%	4.12%
3/31/2023	$9.82	0.30	(0.80)	(0.50)	(0.35)	—	(0.35)	$8.97	(5.08)%	$27,489,784	0.49%	0.49%	0.49%	3.28%
3/31/2022	$10.46	0.29	(0.60)	(0.31)	(0.33)	—	(0.33)	$9.82	(3.14)%	$37,399,379	0.48%	0.48%	0.48%	2.75%
3/31/2021	$10.46	0.31	0.04	0.35	(0.35)	—	(0.35)	$10.46	3.32%	$42,909,929	0.49%	0.49%	0.49%	2.95%
3/31/2020	$10.53	0.34	(0.03)	0.31	(0.38)	—	(0.38)	$10.46	2.97%	$44,623,760	0.49%	0.48%	0.48%	3.28%
3/31/2019	$10.48	0.36	0.08	0.44	(0.39)	—	(0.39)	$10.53	4.31%	$43,682,910	0.48%	0.48%	0.48%	3.39%

DoubleLine Total Return Bond Fund - Class N:
9/30/2023(e)	$8.97	0.17	(0.56)	(0.39)	(0.18)	—	(0.18)	$8.40	(4.43)%	$4,736,056	0.75%	0.75%	0.75%	3.88%
3/31/2023	$9.82	0.28	(0.80)	(0.52)	(0.33)	—	(0.33)	$8.97	(5.32)%	$5,109,737	0.74%	0.74%	0.74%	3.08%
3/31/2022	$10.46	0.26	(0.60)	(0.34)	(0.30)	—	(0.30)	$9.82	(3.38)%	$4,972,381	0.73%	0.73%	0.73%	2.50%
3/31/2021	$10.46	0.29	0.03	0.32	(0.32)	—	(0.32)	$10.46	3.06%	$5,239,001	0.74%	0.74%	0.74%	2.70%
3/31/2020	$10.53	0.32	(0.03)	0.29	(0.36)	—	(0.36)	$10.46	2.71%	$6,552,760	0.73%	0.73%	0.73%	3.03%
3/31/2019	$10.48	0.33	0.08	0.41	(0.36)	—	(0.36)	$10.53	4.05%	$6,831,035	0.73%	0.73%	0.73%	3.14%

DoubleLine Total Return Bond Fund - Class R6:
9/30/2023(e)	$8.98	0.19	(0.57)	(0.38)	(0.19)	—	(0.19)	$8.41	(4.28)%	$1,522,181	0.43%	0.43%	0.43%	4.22%
3/31/2023	$9.83	0.31	(0.81)	(0.50)	(0.35)	—	(0.35)	$8.98	(5.02)%	$1,218,779	0.44%	0.44%	0.44%	3.35%
3/31/2022	$10.46	0.29	(0.59)	(0.30)	(0.33)	—	(0.33)	$9.83	(2.99)%	$1,711,466	0.43%	0.43%	0.43%	2.81%
3/31/2021	$10.46	0.31	0.05	0.36	(0.36)	—	(0.36)	$10.46	3.38%	$2,071,388	0.44%	0.44%	0.44%	2.89%
3/31/2020(b)	$10.66	0.24	(0.18)	0.06	(0.26)	—	(0.26)	$10.46	0.52%	$65,403	0.45%	0.45%	0.45%	3.33%

									For the Year or Period Ended
									9/30/2023(e)	3/31/2023	3/31/2022	3/31/2021	3/31/2020	3/31/2019

Portfolio turnover rate for all share classes(c)									17%	37%	89%	91%	31%	28%

(a)  Calculated based on average shares outstanding during the period.

(b)  Commencement of operations on July 31, 2019. Total return is based on operations for a period that is less than a year.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Unaudited.

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(d)	Expenses After Investment Advisory Fees (Waived)(d)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(d)	Net Investment Income (Loss)(d)

DoubleLine Core Fixed Income Fund - Class I:
9/30/2023(e)	$9.41	0.21	(0.53)	(0.32)	(0.22)	—	(0.22)	$8.87	(3.50)%	$6,109,436	0.47%	0.44%	0.44%	4.46%
3/31/2023	$10.33	0.36	(0.88)	(0.52)	(0.40)	—	(0.40)	$9.41	(5.03)%	$6,889,213	0.47%	0.44%	0.44%	3.75%
3/31/2022	$11.01	0.28	(0.62)	(0.34)	(0.31)	(0.03)	(0.34)	$10.33	(3.19)%	$9,843,189	0.46%	0.42%	0.42%	2.55%
3/31/2021	$10.62	0.32	0.42	0.74	(0.33)	(0.02)	(0.35)	$11.01	6.94%	$10,772,238	0.47%	0.42%	0.42%	2.83%
3/31/2020	$10.83	0.36	(0.20)	0.16	(0.37)	—	(0.37)	$10.62	1.42%	$10,724,409	0.47%	0.41%	0.41%	3.30%
3/31/2019	$10.81	0.37	0.02	0.39	(0.37)	—	(0.37)	$10.83	3.71%	$10,672,087	0.47%	0.42%	0.42%	3.42%

DoubleLine Core Fixed Income Fund - Class N:
9/30/2023(e)	$9.40	0.19	(0.53)	(0.34)	(0.20)	—	(0.20)	$8.86	(3.62)%	$243,000	0.72%	0.69%	0.69%	4.21%
3/31/2023	$10.32	0.33	(0.88)	(0.55)	(0.37)	—	(0.37)	$9.40	(5.27)%	$274,332	0.72%	0.69%	0.69%	3.48%
3/31/2022	$11.00	0.25	(0.61)	(0.36)	(0.29)	(0.03)	(0.32)	$10.32	(3.43)%	$443,006	0.71%	0.67%	0.67%	2.30%
3/31/2021	$10.61	0.29	0.42	0.71	(0.30)	(0.02)	(0.32)	$11.00	6.67%	$544,493	0.72%	0.66%	0.66%	2.58%
3/31/2020	$10.82	0.34	(0.20)	0.14	(0.35)	—	(0.35)	$10.61	1.17%	$706,970	0.72%	0.66%	0.66%	3.05%
3/31/2019	$10.80	0.34	0.02	0.36	(0.34)	—	(0.34)	$10.82	3.45%	$841,190	0.72%	0.67%	0.67%	3.15%

DoubleLine Core Fixed Income Fund - Class R6:
9/30/2023(e)	$9.41	0.21	(0.52)	(0.31)	(0.22)	—	(0.22)	$8.88	(3.38)%	$277,774	0.44%	0.41%	0.41%	4.56%
3/31/2023	$10.33	0.37	(0.89)	(0.52)	(0.40)	—	(0.40)	$9.41	(5.00)%	$118,663	0.44%	0.41%	0.41%	3.88%
3/31/2022	$11.01	0.28	(0.61)	(0.33)	(0.32)	(0.03)	(0.35)	$10.33	(3.16)%	$93,509	0.44%	0.39%	0.39%	2.58%
3/31/2021	$10.62	0.32	0.42	0.74	(0.33)	(0.02)	(0.35)	$11.01	6.94%	$104,731	0.44%	0.38%	0.38%	2.88%
3/31/2020(b)	$11.05	0.24	(0.42)	(0.18)	(0.25)	—	(0.25)	$10.62	(1.72)%	$112,911	0.45%	0.39%	0.39%	3.26%

									For the Year or Period Ended
									9/30/2023(e)	3/31/2023	3/31/2022	3/31/2021	3/31/2020	3/31/2019

Portfolio turnover rate for all share classes(c)									44%	119%	177%	155%	43%	66%

(a)  Calculated based on average shares outstanding during the period.

(b)  Commencement of operations on July 31, 2019. Total return is based on operations for a period that is less than a year.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Unaudited.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	93

Financial Highlights (Cont.)

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)

DoubleLine Emerging Markets Fixed Income Fund - Class I:
9/30/2023(d)	$8.46	0.22	(0.16)	0.06	(0.24)	—	(0.24)	$8.28	0.70%	$436,522	0.90%	0.90%	0.90%	5.27%
3/31/2023	$9.71	0.42	(1.22)	(0.80)	(0.45)	—	(0.45)	$8.46	(8.22)%	$492,903	0.90%	0.90%	0.90%	4.80%
3/31/2022	$10.55	0.39	(0.84)	(0.45)	(0.39)	—	(0.39)	$9.71	(4.46)%	$721,060	0.87%	0.87%	0.87%	3.76%
3/31/2021	$8.83	0.41	1.75	2.16	(0.44)	—	(0.44)	$10.55	24.72%	$799,879	0.89%	0.89%	0.89%	4.06%
3/31/2020	$10.34	0.49	(1.51)	(1.02)	(0.49)	—	(0.49)	$8.83	(10.43)%	$755,648	0.90%	0.90%	0.90%	4.69%
3/31/2019	$10.42	0.41	(0.06)	0.35	(0.41)	(0.02)	(0.43)	$10.34	3.52%	$943,368	0.89%	0.89%	0.89%	3.99%

DoubleLine Emerging Markets Fixed Income Fund - Class N:
9/30/2023(d)	$8.46	0.21	(0.15)	0.06	(0.23)	—	(0.23)	$8.29	0.69%	$24,627	1.15%	1.15%	1.15%	5.02%
3/31/2023	$9.71	0.40	(1.23)	(0.83)	(0.42)	—	(0.42)	$8.46	(8.45)%	$27,671	1.15%	1.15%	1.15%	4.56%
3/31/2022	$10.55	0.37	(0.85)	(0.48)	(0.36)	—	(0.36)	$9.71	(4.70)%	$38,728	1.12%	1.12%	1.12%	3.51%
3/31/2021	$8.83	0.39	1.74	2.13	(0.41)	—	(0.41)	$10.55	24.38%	$44,972	1.14%	1.14%	1.14%	3.86%
3/31/2020	$10.34	0.47	(1.51)	(1.04)	(0.47)	—	(0.47)	$8.83	(10.68)%	$122,727	1.15%	1.15%	1.15%	4.46%
3/31/2019	$10.43	0.37	(0.06)	0.31	(0.38)	(0.02)	(0.40)	$10.34	3.16%	$164,101	1.14%	1.14%	1.14%	3.66%

									For the Year or Period Ended
									9/30/2023(d)	3/31/2023	3/31/2022	3/31/2021	3/31/2020	3/31/2019
Portfolio turnover rate for all share classes(b)									23%	34%	51%	81%	37%	66%

(a) Calculated based on average shares outstanding during the period. (b) Not annualized for periods less than one year. (c) Annualized for periods less than one year. (d) Unaudited.

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(d)	Expenses After Investment Advisory Fees (Waived)(d)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(d)	Net Investment Income (Loss)(d)

DoubleLine Multi-Asset Growth Fund (Consolidated) - Class I:
9/30/2023(e)	$8.40	0.18	(0.32)	(0.14)	(0.27)	—	(0.27)	$7.99	(1.76)%	$6,999	1.89%	1.78%	1.04%	4.27%
3/31/2023	$9.63	0.29	(1.24)	(0.95)	(0.28)	—	(0.28)	$8.40	(9.68)%	$17,871	1.77%	1.69%	1.07%	3.42%
3/31/2022	$9.68	0.24	—	0.24	(0.29)	—	(0.29)	$9.63	2.43%	$27,033	1.59%	1.51%	1.07%	2.44%
3/31/2021	$7.77	0.22	2.01	2.23	(0.32)	—	(0.32)	$9.68	29.01%	$26,517	1.67%	1.57%	1.05%	2.40%
3/31/2020	$9.17	0.20	(1.30)	(1.10)	(0.30)	—	(0.30)	$7.77	(12.32)%	$16,739	1.22%	1.09%	1.00%	2.53%
3/31/2019	$9.43	0.24	(0.21)	0.03	(0.29)	—	(0.29)	$9.17	0.42%	$44,493	1.12%	1.00%	1.03%	2.58%

DoubleLine Multi-Asset Growth Fund (Consolidated) - Class A:
9/30/2023(e)	$8.41	0.17	(0.32)	(0.15)	(0.26)	—	(0.26)	$8.00	(1.80)%	$1,352	2.27%	2.17%	1.30%	4.04%
3/31/2023	$9.64	0.26	(1.24)	(0.98)	(0.25)	—	(0.25)	$8.41	(9.93)%	$1,559	2.02%	1.94%	1.32%	3.07%
3/31/2022	$9.70	0.22	(0.01)	0.21	(0.27)	—	(0.27)	$9.64	2.10%	$2,809	1.85%	1.77%	1.34%	2.22%
3/31/2021	$7.75	0.19	2.00	2.19	(0.24)	—	(0.24)	$9.70	28.47%	$1,533	1.85%	1.73%	1.30%	2.26%
3/31/2020	$9.13	0.20	(1.30)	(1.10)	(0.28)	—	(0.28)	$7.75	(12.42)%	$19,548	1.38%	1.27%	1.26%	2.13%
3/31/2019	$9.40	0.21	(0.21)	—	(0.27)	—	(0.27)	$9.13	0.07%	$177,602	1.37%	1.24%	1.28%	2.28%

									For the Year or Period Ended
									9/30/2023(e)	3/31/2023	3/31/2022	3/31/2021	3/31/2020	3/31/2019
Portfolio turnover rate for all share classes(c)									3%	40%	27%	29%	13%	45%

(a)  Calculated based on average shares outstanding during the period.

(b)  Total return does not include the effects of sales charges for Class A.

(c) Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e) Unaudited.

94	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(d)	Expenses After Investment Advisory Fees (Waived)(d)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(d)	Net Investment Income (Loss)(d)

DoubleLine Low Duration Bond Fund - Class I:
9/30/2023(e)	$9.46	0.22	(0.03)	0.19	(0.22)	—	(0.22)	$9.43	1.99%	$4,790,515	0.43%	0.43%	0.43%	4.57%
3/31/2023	$9.67	0.28	(0.19)	0.09	(0.30)	—	(0.30)	$9.46	0.94%	$5,256,310	0.43%	0.43%	0.43%	2.98%
3/31/2022	$9.97	0.15	(0.29)	(0.14)	(0.16)	—	(0.16)	$9.67	(1.42)%	$6,224,937	0.41%	0.41%	0.41%	1.55%
3/31/2021	$9.51	0.20	0.47	0.67	(0.21)	—	(0.21)	$9.97	7.08%	$5,689,932	0.42%	0.42%	0.42%	2.05%
3/31/2020	$9.97	0.30	(0.45)	(0.15)	(0.31)	—	(0.31)	$9.51	(1.59)%	$5,296,795	0.42%	0.41%	0.41%	3.05%
3/31/2019	$9.97	0.31	—	0.31	(0.31)	—	(0.31)	$9.97	3.13%	$5,455,532	0.42%	0.41%	0.41%	3.10%

DoubleLine Low Duration Bond Fund - Class N:
9/30/2023(e)	$9.45	0.20	(0.02)	0.18	(0.20)	—	(0.20)	$9.43	1.97%	$787,933	0.68%	0.68%	0.68%	4.32%
3/31/2023	$9.67	0.26	(0.21)	0.05	(0.27)	—	(0.27)	$9.45	0.58%	$846,389	0.67%	0.67%	0.67%	2.73%
3/31/2022	$9.96	0.13	(0.28)	(0.15)	(0.14)	—	(0.14)	$9.67	(1.57)%	$1,043,811	0.66%	0.66%	0.66%	1.30%
3/31/2021	$9.50	0.18	0.46	0.64	(0.18)	—	(0.18)	$9.96	6.82%	$1,194,295	0.67%	0.67%	0.67%	1.83%
3/31/2020	$9.96	0.28	(0.45)	(0.17)	(0.29)	—	(0.29)	$9.50	(1.84)%	$1,483,316	0.67%	0.66%	0.66%	2.80%
3/31/2019	$9.96	0.28	—	0.28	(0.28)	—	(0.28)	$9.96	2.87%	$1,480,796	0.67%	0.66%	0.66%	2.83%

DoubleLine Low Duration Bond Fund - Class R6:
9/30/2023(e)	$9.46	0.22	(0.02)	0.20	(0.22)	—	(0.22)	$9.44	2.12%	$147,794	0.39%	0.39%	0.39%	4.68%
3/31/2023	$9.67	0.30	(0.21)	0.09	(0.30)	—	(0.30)	$9.46	0.97%	$54,035	0.39%	0.39%	0.39%	3.13%
3/31/2022	$9.97	0.15	(0.29)	(0.14)	(0.16)	—	(0.16)	$9.67	(1.39)%	$41,366	0.39%	0.39%	0.39%	1.53%
3/31/2021	$9.51	0.20	0.47	0.67	(0.21)	—	(0.21)	$9.97	7.12%	$8,840	0.40%	0.39%	0.39%	2.05%
3/31/2020(b)	$10.03	0.20	(0.52)	(0.32)	(0.20)	—	(0.20)	$9.51	(3.25)%	$369	0.39%	0.38%	0.38%	2.98%

									For the Year or Period Ended
									9/30/2023(e)	3/31/2023	3/31/2022	3/31/2021	3/31/2020	3/31/2019

Portfolio turnover rate for all share classes(c)									27%	72%	80%	71%	60%	54%

(a)  Calculated based on average shares outstanding during the period.

(b)  Commencement of operations on July 31, 2019. Total return is based on operations for a period that is less than a year.

(c) Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e) Unaudited.

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)

DoubleLine Floating Rate Fund - Class I:
9/30/2023(d)	$8.97	0.38	0.03	0.41	(0.38)	—	(0.38)	$9.00	4.66%	$177,664	0.68%	0.68%	0.68%	8.36%
3/31/2023	$9.42	0.53	(0.42)	0.11	(0.56)	—	(0.56)	$8.97	1.31%	$200,203	0.68%	0.68%	0.68%	5.81%
3/31/2022	$9.51	0.32	(0.09)	0.23	(0.32)	—	(0.32)	$9.42	2.40%	$333,518	0.64%	0.64%	0.64%	3.37%
3/31/2021	$8.44	0.34	1.07	1.41	(0.34)	—	(0.34)	$9.51	16.95%	$240,442	0.72%	0.72%	0.72%	3.69%
3/31/2020	$9.65	0.47	(1.20)	(0.73)	(0.48)	—	(0.48)	$8.44	(7.99)%	$150,892	0.70%	0.70%	0.70%	4.84%
3/31/2019	$9.94	0.49	(0.28)	0.21	(0.50)	—	(0.50)	$9.65	2.15%	$358,062	0.64%	0.64%	0.64%	5.00%

DoubleLine Floating Rate Fund - Class N:
9/30/2023(d)	$8.99	0.37	0.03	0.40	(0.37)	—	(0.37)	$9.02	4.52%	$16,675	0.93%	0.93%	0.93%	8.10%
3/31/2023	$9.44	0.48	(0.40)	0.08	(0.53)	—	(0.53)	$8.99	1.04%	$20,603	0.92%	0.92%	0.92%	5.32%
3/31/2022	$9.53	0.30	(0.10)	0.20	(0.29)	—	(0.29)	$9.44	2.15%	$45,362	0.90%	0.90%	0.90%	3.16%
3/31/2021	$8.45	0.32	1.08	1.40	(0.32)	—	(0.32)	$9.53	16.73%	$18,339	0.98%	0.98%	0.98%	3.54%
3/31/2020	$9.67	0.44	(1.20)	(0.76)	(0.46)	—	(0.46)	$8.45	(8.32)%	$51,646	0.95%	0.95%	0.95%	4.59%
3/31/2019	$9.95	0.47	(0.28)	0.19	(0.47)	—	(0.47)	$9.67	1.99%	$116,374	0.88%	0.88%	0.88%	4.74%

									For the Year or Period Ended
									9/30/2023(d)	3/31/2023	3/31/2022	3/31/2021	3/31/2020	3/31/2019

Portfolio turnover rate for all share classes(b)									20%	17%	40%	76%	58%	88%

(a) Calculated based on average shares outstanding during the period. (b) Not annualized for periods less than one year. (c) Annualized for periods less than one year. (d) Unaudited.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	95

Financial Highlights (Cont.)

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(d)	Expenses After Investment Advisory Fees (Waived)(d)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(d)	Net Investment Income (Loss)(d)

DoubleLine Shiller Enhanced CAPE® - Class I:
9/30/2023(e)	$12.66	0.31	0.15	0.46	(0.33)	—	(0.33)	$12.79	3.57%	$3,610,099	0.56%	0.56%	0.56%	4.71%
3/31/2023	$16.79	0.49	(2.60)	(2.11)	(0.54)	(1.48)	(2.02)	$12.66	(12.06)%	$3,988,448	0.55%	0.55%	0.55%	3.48%
3/31/2022	$19.62	0.26	2.00	2.26	(0.30)	(4.79)	(5.09)	$16.79	10.96%	$7,828,188	0.54%	0.53%	0.53%	1.29%
3/31/2021	$11.69	0.27	7.95	8.22	(0.29)	—	(0.29)	$19.62	70.87%	$8,169,623	0.55%	0.54%	0.54%	1.64%
3/31/2020	$14.81	0.42	(2.72)	(2.30)	(0.43)	(0.39)	(0.82)	$11.69	(16.78)%	$4,633,848	0.55%	0.54%	0.54%	2.70%
3/31/2019	$15.16	0.45	1.19	1.64	(0.46)	(1.53)	(1.99)	$14.81	11.78%	$4,577,386	0.56%	0.55%	0.55%	2.99%

DoubleLine Shiller Enhanced CAPE® - Class N:
9/30/2023(e)	$12.65	0.29	0.15	0.44	(0.31)	—	(0.31)	$12.78	3.45%	$296,723	0.81%	0.81%	0.81%	4.46%
3/31/2023	$16.78	0.46	(2.61)	(2.15)	(0.50)	(1.48)	(1.98)	$12.65	(12.29)%	$312,867	0.80%	0.80%	0.80%	3.26%
3/31/2022	$19.61	0.21	1.99	2.20	(0.24)	(4.79)	(5.03)	$16.78	10.69%	$566,561	0.79%	0.78%	0.78%	1.03%
3/31/2021	$11.68	0.24	7.93	8.17	(0.24)	—	(0.24)	$19.61	70.45%	$705,156	0.80%	0.79%	0.79%	1.56%
3/31/2020	$14.80	0.38	(2.72)	(2.34)	(0.39)	(0.39)	(0.78)	$11.68	(17.00)%	$1,246,723	0.80%	0.79%	0.79%	2.46%
3/31/2019	$15.14	0.42	1.19	1.61	(0.42)	(1.53)	(1.95)	$14.80	11.59%	$1,236,075	0.81%	0.80%	0.80%	2.75%

DoubleLine Shiller Enhanced CAPE® - Class R6:
9/30/2023(e)	$12.67	0.31	0.15	0.46	(0.33)	—	(0.33)	$12.80	3.60%	$20,128	0.51%	0.51%	0.51%	4.81%
3/31/2023	$16.80	0.50	(2.60)	(2.10)	(0.55)	(1.48)	(2.03)	$12.67	(12.00)%	$8,103	0.50%	0.50%	0.50%	3.58%
3/31/2022	$19.62	0.27	2.01	2.28	(0.31)	(4.79)	(5.10)	$16.80	11.07%	$15,398	0.49%	0.49%	0.49%	1.35%
3/31/2021	$11.70	0.27	7.95	8.22	(0.30)	—	(0.30)	$19.62	70.82%	$12,333	0.51%	0.51%	0.51%	1.47%
3/31/2020(b)	$15.69	0.27	(3.59)	(3.32)	(0.28)	(0.39)	(0.67)	$11.70	(22.15)%	$124	0.49%	0.48%	0.48%	2.60%

									For the Year or Period Ended
									9/30/2023(e)	3/31/2023	3/31/2022	3/31/2021	3/31/2020	3/31/2019

Portfolio turnover rate for all share classes(c)									24%	77%	110%	69%	62%	55%

(a)  Calculated based on average shares outstanding during the period.

(b)  Commencement of operations on July 31, 2019. Total return is based on operations for a period that is less than a year.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Unaudited.

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(d)	Expenses After Investment Advisory Fees (Waived)(d)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(d)	Net Investment Income (Loss)(d)

DoubleLine Flexible Income Fund - Class I:
9/30/2023(e)	$8.42	0.24	(0.04)	0.20	(0.25)	—	(0.25)	$8.37	2.41%	$686,609	0.75%	0.75%	0.75%	5.76%
3/31/2023	$9.21	0.41	(0.78)	(0.37)	(0.42)	—	(0.42)	$8.42	(3.99)%	$726,230	0.74%	0.74%	0.74%	4.74%
3/31/2022	$9.65	0.35	(0.43)	(0.08)	(0.36)	—	(0.36)	$9.21	(0.91)%	$971,543	0.73%	0.71%	0.71%	3.65%
3/31/2021	$8.40	0.35	1.28	1.63	(0.38)	—	(0.38)	$9.65	19.59%	$1,086,763	0.76%	0.73%	0.73%	3.71%
3/31/2020	$9.65	0.39	(1.22)	(0.83)	(0.42)	—	(0.42)	$8.40	(9.06)%	$874,594	0.73%	0.69%	0.69%	4.12%
3/31/2019	$9.81	0.42	(0.14)	0.28	(0.44)	—	(0.44)	$9.65	2.95%	$1,088,368	0.74%	0.72%	0.72%	4.26%

DoubleLine Flexible Income Fund - Class N:
9/30/2023(e)	$8.42	0.23	(0.05)	0.18	(0.24)	—	(0.24)	$8.36	2.16%	$65,461	1.00%	1.00%	1.00%	5.48%
3/31/2023	$9.20	0.39	(0.77)	(0.38)	(0.40)	—	(0.40)	$8.42	(4.13)%	$95,069	0.99%	0.99%	0.99%	4.47%
3/31/2022	$9.65	0.33	(0.44)	(0.11)	(0.34)	—	(0.34)	$9.20	(1.26)%	$142,205	0.98%	0.96%	0.96%	3.39%
3/31/2021	$8.39	0.32	1.29	1.61	(0.35)	—	(0.35)	$9.65	19.43%	$155,408	1.01%	0.97%	0.97%	3.49%
3/31/2020	$9.64	0.37	(1.22)	(0.85)	(0.40)	—	(0.40)	$8.39	(9.30)%	$230,033	0.98%	0.94%	0.94%	3.83%
3/31/2019	$9.81	0.39	(0.14)	0.25	(0.42)	—	(0.42)	$9.64	2.59%	$207,491	0.99%	0.97%	0.97%	4.01%

DoubleLine Flexible Income Fund - Class R6:
9/30/2023(e)	$8.43	0.24	(0.05)	0.19	(0.25)	—	(0.25)	$8.37	2.31%	$83,083	0.70%	0.70%	0.70%	5.78%
3/31/2023	$9.21	0.42	(0.78)	(0.36)	(0.42)	—	(0.42)	$8.43	(3.84)%	$125,350	0.70%	0.70%	0.70%	4.86%
3/31/2022	$9.66	0.34	(0.43)	(0.09)	(0.36)	—	(0.36)	$9.21	(0.98)%	$112,378	0.70%	0.68%	0.68%	3.55%
3/31/2021	$8.40	0.32	1.32	1.64	(0.38)	—	(0.38)	$9.66	19.78%	$758	0.72%	0.70%	0.70%	3.42%
3/31/2020(b)	$9.74	0.25	(1.32)	(1.07)	(0.27)	—	(0.27)	$8.40	(11.26)%	$89	0.68%	0.65%	0.65%	3.91%

									For the Year or Period Ended
									9/30/2023(e)	3/31/2023	3/31/2022	3/31/2021	3/31/2020	3/31/2019

Portfolio turnover rate for all share classes(c)									7%	13%	41%	46%	41%	44%

(a)  Calculated based on average shares outstanding during the period.

(b)  Commencement of operations on July 31, 2019. Total return is based on operations for a period that is less than a year.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Unaudited.

96	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)

DoubleLine Low Duration Emerging Markets Fixed Income Fund - Class I:
9/30/2023(d)	$9.05	0.17	0.03	0.20	(0.17)	—	(0.17)	$9.08	2.17%	$175,353	0.72%	0.72%	0.59%	1.87%
3/31/2023	$9.40	0.26	(0.35)	(0.09)	(0.26)	—	(0.26)	$9.05	(0.90)%	$182,023	0.69%	0.69%	0.59%	2.81%
3/31/2022	$9.90	0.16	(0.45)	(0.29)	(0.17)	(0.04)	(0.21)	$9.40	(3.00)%	$238,613	0.68%	0.68%	0.59%	1.67%
3/31/2021	$9.36	0.22	0.56	0.78	(0.24)	—	(0.24)	$9.90	8.33%	$215,744	0.66%	0.66%	0.59%	2.21%
3/31/2020	$9.80	0.32	(0.36)	(0.04)	(0.32)	(0.08)	(0.40)	$9.36	(0.62)%	$180,730	0.63%	0.63%	0.59%	3.24%
3/31/2019	$9.70	0.28	0.12	0.40	(0.29)	(0.01)	(0.30)	$9.80	4.22%	$197,585	0.65%	0.65%	0.59%	3.02%

DoubleLine Low Duration Emerging Markets Fixed Income Fund - Class N:
9/30/2023(d)	$9.06	0.16	0.02	0.18	(0.15)	—	(0.15)	$9.09	2.04%	$4,272	0.97%	0.97%	0.84%	1.76%
3/31/2023	$9.41	0.23	(0.34)	(0.11)	(0.24)	—	(0.24)	$9.06	(1.18)%	$5,337	0.93%	0.93%	0.84%	2.51%
3/31/2022	$9.91	0.14	(0.46)	(0.32)	(0.14)	(0.04)	(0.18)	$9.41	(3.24)%	$22,501	0.93%	0.93%	0.84%	1.42%
3/31/2021	$9.38	0.19	0.55	0.74	(0.21)	—	(0.21)	$9.91	7.94%	$25,849	0.91%	0.91%	0.84%	1.95%
3/31/2020	$9.81	0.30	(0.36)	(0.06)	(0.29)	(0.08)	(0.37)	$9.38	(0.77)%	$16,922	0.88%	0.88%	0.84%	3.03%
3/31/2019	$9.71	0.25	0.12	0.37	(0.26)	(0.01)	(0.27)	$9.81	3.93%	$24,075	0.93%	0.93%	0.84%	2.54%

									For the Year or Period Ended
									9/30/2023(d)	3/31/2023	3/31/2022	3/31/2021	3/31/2020	3/31/2019
Portfolio turnover rate for all share classes(b)									14%	37%	39%	72%	65%	42%

(a) Calculated based on average shares outstanding during the period. (b) Not annualized for periods less than one year. (c) Annualized for periods less than one year. (d) Unaudited.

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)

DoubleLine Long Duration Total Return Bond Fund - Class I:
9/30/2023(d)	$7.15	0.11	(1.02)	(0.91)	(0.11)	—	(0.11)	$6.13	(12.87)%	$43,377	0.55%	0.55%	0.50%	3.25%
3/31/2023	$8.84	0.22	(1.69)	(1.47)	(0.22)	—	(0.22)	$7.15	(16.66)%	$48,859	0.59%	0.59%	0.50%	2.97%
3/31/2022	$9.37	0.28	(0.53)	(0.25)	(0.28)	—	(0.28)	$8.84	(2.89)%	$54,898	0.54%	0.54%	0.50%	2.87%
3/31/2021	$11.75	0.29	(1.62)	(1.33)	(0.29)	(0.76)	(1.05)	$9.37	(12.24)%	$71,267	0.55%	0.55%	0.51%	2.56%
3/31/2020	$9.88	0.28	2.11	2.39	(0.27)	(0.25)	(0.52)	$11.75	24.85%	$87,469	0.68%	0.68%	0.65%	2.55%
3/31/2019	$9.73	0.29	0.16	0.45	(0.30)	—	(0.30)	$9.88	4.77%	$66,226	0.70%	0.70%	0.65%	3.15%

DoubleLine Long Duration Total Return Bond Fund - Class N:
9/30/2023(d)	$7.13	0.10	(1.01)	(0.91)	(0.10)	—	(0.10)	$6.12	(12.87)%	$7,962	0.83%	0.83%	0.75%	3.16%
3/31/2023	$8.81	0.21	(1.69)	(1.48)	(0.20)	—	(0.20)	$7.13	(16.83)%	$1,693	0.83%	0.83%	0.75%	2.73%
3/31/2022	$9.37	0.25	(0.56)	(0.31)	(0.25)	—	(0.25)	$8.81	(3.48)%	$5,364	0.77%	0.77%	0.75%	2.59%
3/31/2021	$11.74	0.26	(1.61)	(1.35)	(0.26)	(0.76)	(1.02)	$9.37	(12.38)%	$11,234	0.80%	0.80%	0.76%	2.29%
3/31/2020	$9.88	0.24	2.11	2.35	(0.24)	(0.25)	(0.49)	$11.74	24.44%	$20,225	0.93%	0.93%	0.90%	2.31%
3/31/2019	$9.72	0.27	0.16	0.43	(0.27)	—	(0.27)	$9.88	4.61%	$14,317	0.95%	0.95%	0.90%	2.90%

									For the Year or Period Ended
									9/30/2023(d)	3/31/2023	3/31/2022	3/31/2021	3/31/2020	3/31/2019
Portfolio turnover rate for all share classes(b)									76%	227%	95%	89%	40%	25%

(a) Calculated based on average shares outstanding during the period. (b) Not annualized for periods less than one year. (c) Annualized for periods less than one year. (d) Unaudited.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	97

Financial Highlights (Cont.)

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)

DoubleLine Strategic Commodity Fund (Consolidated) - Class I:
9/30/2023(d)	$7.54	0.14	0.26	0.40	—	—	—	$7.94	5.31%	$163,307	1.06%	1.06%	1.06%	3.80%
3/31/2023	$12.56	0.07	(1.47)	(1.40)	(3.62)	—	(3.62)	$7.54	(11.83)%	$158,615	1.02%	1.02%	1.02%	0.64%
3/31/2022	$9.61	(0.11)	4.41	4.30	(1.35)	—	(1.35)	$12.56	48.24%	$223,799	1.04%	1.04%	1.10%	(0.97)%
3/31/2021	$6.91	(0.05)	2.75	2.70	—	—	—	$9.61	39.07%	$151,565	1.14%	1.14%	1.10%	(0.66)%
3/31/2020	$9.72	0.07	(2.78)	(2.71)	(0.10)	—	(0.10)	$6.91	(28.25)%	$116,739	1.09%	1.09%	1.10%	1.00%
3/31/2019	$10.11	0.12	(0.40)	(0.28)	(0.11)	—	(0.11)	$9.72	(2.59)%	$444,918	1.02%	1.02%	1.10%	1.14%

DoubleLine Strategic Commodity Fund (Consolidated) - Class N:
9/30/2023(d)	$7.43	0.13	0.26	0.39	—	—	—	$7.82	5.25%	$15,804	1.31%	1.31%	1.31%	3.56%
3/31/2023	$12.42	0.04	(1.44)	(1.40)	(3.59)	—	(3.59)	$7.43	(12.02)%	$16,743	1.27%	1.27%	1.27%	0.40%
3/31/2022	$9.52	(0.13)	4.35	4.22	(1.32)	—	(1.32)	$12.42	47.78%	$23,906	1.29%	1.29%	1.35%	(1.22)%
3/31/2021	$6.87	(0.07)	2.72	2.65	—	—	—	$9.52	38.57%	$20,205	1.39%	1.39%	1.34%	(0.88)%
3/31/2020	$9.65	0.07	(2.78)	(2.71)	(0.07)	—	(0.07)	$6.87	(28.28)%	$25,421	1.34%	1.34%	1.35%	0.75%
3/31/2019	$10.04	0.09	(0.40)	(0.31)	(0.08)	—	(0.08)	$9.65	(2.97)%	$65,292	1.27%	1.27%	1.35%	0.87%

									For the Year or Period Ended
									9/30/2023(d)	3/31/2023	3/31/2022	3/31/2021	3/31/2020	3/31/2019
Portfolio turnover rate for all share classes(b)									0%	0%	0%	0%	0%	0%

(a) Calculated based on average shares outstanding during the period. (b) Not annualized for periods less than one year. (c) Annualized for periods less than one year. (d) Unaudited.

		Income (Loss) from Investment Operations:			Less Distributions:								Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess		Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)

DoubleLine Global Bond Fund - Class I:
9/30/2023(d)	$8.46	0.11	(0.57)	(0.46)	—	—	—		—	$8.00	(5.44)%	$136,108	0.58%	0.58%	0.58%	2.52%
3/31/2023	$9.26	0.11	(0.91)	(0.80)	—	—	—		—	$8.46	(8.64)%	$144,457	0.66%	0.66%	0.65%	1.26%
3/31/2022	$10.21	0.04	(0.88)	(0.84)	(0.03)	(0.08)	—	(e)	(0.11)	$9.26	(8.29)%	$276,559	0.56%	0.56%	0.56%	0.37%
3/31/2021	$10.21	0.05	0.12	0.17	—	(0.17)	—		(0.17)	$10.21	1.59%	$787,064	0.55%	0.55%	0.55%	0.50%
3/31/2020	$10.28	0.15	(0.10)	0.05	(0.12)	— (e)	—		(0.12)	$10.21	0.43%	$1,217,100	0.55%	0.55%	0.55%	1.34%
3/31/2019	$10.71	0.12	(0.42)	(0.30)	(0.13)	—	—		(0.13)	$10.28	(2.80)%	$1,053,218	0.55%	0.55%	0.55%	1.22%

DoubleLine Global Bond Fund - Class N:
9/30/2023(d)	$8.41	0.09	(0.56)	(0.47)	—	—	—		—	$7.94	(5.59)%	$162	0.83%	0.83%	0.83%	2.18%
3/31/2023	$9.23	0.08	(0.90)	(0.82)	—	—	—		—	$8.41	(8.88)%	$240	0.92%	0.92%	0.91%	0.95%
3/31/2022	$10.18	0.01	(0.87)	(0.86)	(0.01)	(0.08)	—	(e)	(0.09)	$9.23	(8.45)%	$416	0.81%	0.81%	0.81%	0.12%
3/31/2021	$10.21	0.03	0.11	0.14	—	(0.17)	—		(0.17)	$10.18	1.30%	$815	0.80%	0.80%	0.80%	0.29%
3/31/2020	$10.26	0.12	(0.10)	0.02	(0.07)	— (e)	—		(0.07)	$10.21	0.23%	$2,407	0.80%	0.80%	0.80%	1.13%
3/31/2019	$10.69	0.09	(0.42)	(0.33)	(0.10)	—	—		(0.10)	$10.26	(3.08)%	$16,278	0.80%	0.80%	0.80%	0.89%

											For the Year or Period Ended
											9/30/2023(d)	3/31/2023	3/31/2022	3/31/2021	3/31/2020	3/31/2019
Portfolio turnover rate for all share classes(b)											22%	112%	83%	63%	21%	24%

(a) Calculated based on average shares outstanding during the period.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Unaudited.

(e) Less than $0.005 per share.

98	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)

DoubleLine Infrastructure Income Fund - Class I:
9/30/2023(d)	$9.05	0.16	(0.25)	(0.09)	(0.16)	—	(0.16)	$8.80	(1.06)%	$333,945	0.56%	0.56%	0.56%	3.54%
3/31/2023	$9.67	0.28	(0.60)	(0.32)	(0.27)	(0.03)	(0.30)	$9.05	(3.24)%	$346,227	0.57%	0.57%	0.57%	3.02%
3/31/2022	$10.46	0.27	(0.71)	(0.44)	(0.28)	(0.07)	(0.35)	$9.67	(4.39)%	$521,889	0.57%	0.57%	0.57%	2.63%
3/31/2021	$9.56	0.29	0.92	1.21	(0.31)	—	(0.31)	$10.46	12.73%	$566,994	0.56%	0.56%	0.56%	2.82%
3/31/2020	$10.11	0.33	(0.54)	(0.21)	(0.34)	—	(0.34)	$9.56	(2.32)%	$503,146	0.56%	0.56%	0.56%	3.19%
3/31/2019	$10.00	0.32	0.11	0.43	(0.32)	— (e)	(0.32)	$10.11	4.47%	$535,621	0.58%	0.58%	0.58%	3.30%

DoubleLine Infrastructure Income Fund - Class N:
9/30/2023(d)	$9.06	0.15	(0.26)	(0.11)	(0.14)	—	(0.14)	$8.81	(1.18)%	$590	0.81%	0.81%	0.81%	3.29%
3/31/2023	$9.68	0.25	(0.59)	(0.34)	(0.25)	(0.03)	(0.28)	$9.06	(3.49)%	$601	0.82%	0.82%	0.82%	2.74%
3/31/2022	$10.46	0.25	(0.71)	(0.46)	(0.25)	(0.07)	(0.32)	$9.68	(4.60)%	$1,794	0.82%	0.82%	0.82%	2.38%
3/31/2021	$9.56	0.27	0.92	1.19	(0.29)	—	(0.29)	$10.46	12.45%	$9,700	0.81%	0.81%	0.81%	2.58%
3/31/2020	$10.11	0.30	(0.54)	(0.24)	(0.31)	—	(0.31)	$9.56	(2.55)%	$9,784	0.81%	0.81%	0.81%	2.93%
3/31/2019	$10.00	0.30	0.11	0.41	(0.30)	— (e)	(0.30)	$10.11	4.17%	$2,672	0.83%	0.83%	0.83%	3.00%

									For the Year or Period Ended
									9/30/2023(d)	3/31/2023	3/31/2022	3/31/2021	3/31/2020	3/31/2019
Portfolio turnover rate for all share classes(b)									28%	8%	23%	39%	10%	15%

(a)  Calculated based on average shares outstanding during the period.

(b)  Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d)  Unaudited.

(e)  Less than $0.005 per share.

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)

DoubleLine Shiller Enhanced International CAPE® - Class I:
9/30/2023(d)	$12.01	0.32	(0.94)	(0.62)	(0.33)	—	(0.33)	$11.06	(5.30)%	$39,139	0.85%	0.82%	0.62%	5.33%
3/31/2023	$13.07	0.48	(0.99)	(0.51)	(0.55)	—	(0.55)	$12.01	(3.48)%	$45,489	0.93%	0.89%	0.61%	4.17%
3/31/2022	$12.75	0.26	0.39	0.65	(0.33)	—	(0.33)	$13.07	5.05%	$94,443	0.79%	0.75%	0.61%	1.91%
3/31/2021	$7.88	0.21	4.88	5.09	(0.22)	—	(0.22)	$12.75	65.24%	$40,292	0.93%	0.91%	0.62%	1.96%
3/31/2020	$10.17	0.29	(2.29)	(2.00)	(0.29)	—	(0.29)	$7.88	(20.29)%	$27,523	0.80%	0.77%	0.62%	2.84%
3/31/2019	$11.24	0.34	(0.52)	(0.18)	(0.43)	(0.46)	(0.89)	$10.17	(1.13)%	$42,621	0.96%	0.91%	0.60%	3.25%

DoubleLine Shiller Enhanced International CAPE® - Class N:
9/30/2023(d)	$12.01	0.30	(0.94)	(0.64)	(0.31)	—	(0.31)	$11.06	(5.44)%	$4,011	1.09%	1.06%	0.87%	5.03%
3/31/2023	$13.07	0.47	(1.01)	(0.54)	(0.52)	—	(0.52)	$12.01	(3.73)%	$9,111	1.20%	1.16%	0.86%	4.13%
3/31/2022	$12.76	0.22	0.39	0.61	(0.30)	—	(0.30)	$13.07	4.70%	$6,011	1.03%	0.99%	0.86%	1.59%
3/31/2021	$7.88	0.19	4.88	5.07	(0.19)	—	(0.19)	$12.76	64.90%	$6,002	1.18%	1.16%	0.87%	1.85%
3/31/2020	$10.17	0.27	(2.29)	(2.02)	(0.27)	—	(0.27)	$7.88	(20.50)%	$13,044	1.05%	1.02%	0.87%	2.61%
3/31/2019	$11.23	0.32	(0.52)	(0.20)	(0.40)	(0.46)	(0.86)	$10.17	(1.29)%	$19,953	1.20%	1.15%	0.85%	3.03%

									For the Year or Period Ended
									9/30/2023(d)	3/31/2023	3/31/2022	3/31/2021	3/31/2020	3/31/2019
Portfolio turnover rate for all share classes(b)									26%	91%	125%	97%	48%	72%

(a) Calculated based on average shares outstanding during the period. (b) Not annualized for periods less than one year. (c) Annualized for periods less than one year. (d) Unaudited.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	99

Financial Highlights (Cont.)

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(d)	Expenses After Investment Advisory Fees (Waived)(d)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(d)	Net Investment Income (Loss)(d)

DoubleLine Real Estate and Income Fund - Class I:
9/30/2023(e)	$10.27	0.27	(1.36)	(1.09)	(0.27)	—	(0.27)	$8.91	(10.81)%	$6,823	1.31%	1.31%	0.65%	5.34%
3/31/2023	$13.58	0.35	(3.30)	(2.95)	(0.36)	—	(0.36)	$10.27	(21.80)%	$8,443	2.08%	2.08%	0.65%	3.08%
3/31/2022	$11.44	0.13	2.70	2.83	(0.13)	(0.56)	(0.69)	$13.58	24.60%	$14,666	1.71%	1.71%	0.65%	0.95%
3/31/2021	$8.51	0.16	2.97	3.13	(0.20)	—	(0.20)	$11.44	37.15%	$13,527	0.65%	0.65%	0.63%	1.60%
3/31/2020	$11.30	0.25	(2.65)	(2.40)	(0.28)	(0.11)	(0.39)	$8.51	(22.08)%	$94,289	0.86%	0.85%	0.62%	2.29%
3/31/2019(b)	$10.00	0.10	1.26	1.36	(0.06)	—	(0.06)	$11.30	13.69%	$121,180	1.46%	1.42%	0.61%	3.00%

DoubleLine Real Estate and Income Fund - Class N:
9/30/2023(e)	$10.30	0.25	(1.35)	(1.10)	(0.26)	—	(0.26)	$8.94	(10.93)%	$680	1.56%	1.56%	0.90%	5.07%
3/31/2023	$13.62	0.32	(3.31)	(2.99)	(0.33)	—	(0.33)	$10.30	(22.01)%	$910	2.35%	2.35%	0.90%	2.85%
3/31/2022	$11.47	0.09	2.72	2.81	(0.10)	(0.56)	(0.66)	$13.62	24.31%	$2,178	1.94%	1.94%	0.90%	0.70%
3/31/2021	$8.51	0.13	3.00	3.13	(0.17)	—	(0.17)	$11.47	37.12%	$1,636	0.97%	0.97%	0.88%	1.28%
3/31/2020	$11.29	0.24	(2.65)	(2.41)	(0.26)	(0.11)	(0.37)	$8.51	(22.21)%	$3,809	1.11%	1.10%	0.87%	2.03%
3/31/2019(b)	$10.00	0.09	1.26	1.35	(0.06)	—	(0.06)	$11.29	13.53%	$4,369	1.67%	1.62%	0.87%	2.79%

									For the Year or Period Ended
									9/30/2023(e)	3/31/2023	3/31/2022	3/31/2021	3/31/2020	3/31/2019
Portfolio turnover rate for all share classes(c)									13%	106%	201%	157%	100%	70%

(a)  Calculated based on average shares outstanding during the period.

(b)  Commencement of operations on December 17, 2018. Total return is based on operations for a period that is less than a year.

(c) Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e) Unaudited.

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)

DoubleLine Emerging Markets Local Currency Bond Fund - Class I:
9/30/2023(d)	$8.55	0.22	(0.28)	(0.06)	(0.11)	—	(0.11)	$8.38	(0.68)%	$10,689	1.92%	1.92%	0.90%	4.98%
3/31/2023	$8.91	0.35	(0.54)	(0.19)	(0.17)	—	(0.17)	$8.55	(1.92)%	$9,423	2.45%	2.45%	0.90%	4.21%
3/31/2022	$9.38	0.32	(0.68)	(0.36)	(0.11)	—	(0.11)	$8.91	(3.90)%	$9,238	2.75%	2.75%	0.90%	3.51%
3/31/2021	$8.64	0.30	0.61	0.91	(0.17)	—	(0.17)	$9.38	10.60%	$9,604	2.57%	2.57%	0.90%	3.11%
3/31/2020(e)	$10.00	0.25	(1.49)	(1.24)	(0.12)	—	(0.12)	$8.64	(12.52)%	$8,664	6.23%	6.23%	0.90%	3.45%

DoubleLine Emerging Markets Local Currency Bond Fund - Class N:
9/30/2023(d)	$8.53	0.21	(0.28)	(0.07)	(0.10)	—	(0.10)	$8.36	(0.77)%	$1,332	2.36%	2.36%	1.15%	4.92%
3/31/2023	$8.90	0.33	(0.54)	(0.21)	(0.16)	—	(0.16)	$8.53	(2.21)%	$209	2.66%	2.66%	1.15%	3.99%
3/31/2022	$9.37	0.30	(0.68)	(0.38)	(0.09)	—	(0.09)	$8.90	(4.08)%	$127	2.90%	2.90%	1.15%	3.27%
3/31/2021	$8.64	0.27	0.61	0.88	(0.15)	—	(0.15)	$9.37	10.24%	$96	2.82%	2.82%	1.15%	2.86%
3/31/2020(e)	$10.00	0.23	(1.49)	(1.26)	(0.10)	—	(0.10)	$8.64	(12.69)%	$87	6.48%	6.48%	1.15%	3.19%

									For the Year or Period Ended
										9/30/2023(d)	3/31/2023	3/31/2022	3/31/2021	3/31/2020
Portfolio turnover rate for all share classes(b)										12%	20%	36%	20%	13%

(a)  Calculated based on average shares outstanding during the period.

(b)  Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d)  Unaudited.

(e) Commenced operations on June 28, 2019. Total return is based on operations for a period that is less than a year.

100	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)

DoubleLine Income Fund - Class I:
9/30/2023(d)	$7.53	0.24	(0.08)	0.16	(0.25)	—	—	(0.25)	$7.44	2.20%	$53,032	0.85%	0.85%	0.65%	6.42%
3/31/2023	$8.62	0.40	(1.09)	(0.69)	(0.40)	—	—	(0.40)	$7.53	(8.10)%	$50,732	0.83%	0.83%	0.65%	5.01%
3/31/2022	$9.28	0.42	(0.63)	(0.21)	(0.44)	—	(0.01)	(0.45)	$8.62	(2.42)%	$89,732	0.72%	0.72%	0.65%	4.55%
3/31/2021	$8.05	0.36	1.20	1.56	(0.33)	—	—	(0.33)	$9.28	19.70%	$136,369	0.74%	0.74%	0.65%	4.07%
3/31/2020(e)	$10.00	0.24	(1.94)	(1.70)	(0.25)	—	—	(0.25)	$8.05	(17.35)%	$69,580	1.13%	1.13%	0.65%	4.07%

DoubleLine Income Fund - Class N:
9/30/2023(d)	$7.54	0.23	(0.08)	0.15	(0.24)	—	—	(0.24)	$7.45	2.07%	$3,105	1.10%	1.10%	0.90%	6.17%
3/31/2023	$8.63	0.38	(1.09)	(0.71)	(0.38)	—	—	(0.38)	$7.54	(8.35)%	$3,194	1.08%	1.08%	0.90%	4.73%
3/31/2022	$9.30	0.39	(0.63)	(0.24)	(0.42)	—	(0.01)	(0.43)	$8.63	(2.75)%	$12,838	1.03%	1.03%	0.90%	4.30%
3/31/2021	$8.05	0.34	1.22	1.56	(0.31)	—	—	(0.31)	$9.30	19.67%	$2,676	0.99%	0.99%	0.90%	3.84%
3/31/2010(e)	$10.00	0.23	(1.94)	(1.71)	(0.24)	—	—	(0.24)	$8.05	(17.46)%	$592	1.26%	1.26%	0.90%	4.13%

											For the Year or Period Ended
											9/30/2023(d)	3/31/2023	3/31/2022	3/31/2021	3/31/2020
Portfolio turnover rate for all share classes(b)											9%	23%	14%	30%	33%

(a)  Calculated based on average shares outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Unaudited.

(e)  Commencement of operations on September 3, 2019. Total return is based on operations for a period that is less than a year.

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(d)	Expenses After Investment Advisory Fees (Waived)(d)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(d)	Net Investment Income (Loss)(d)

DoubleLine Multi-Asset Trend Fund (Consolidated) - Class I:
9/30/2023(e)	$7.98	0.20	(0.17)	0.03	(0.19)	—	(0.19)	$7.82	0.30%	$12,728	1.35%	1.03%	0.33%	4.96%
3/31/2023	$10.56	0.29	(1.25)	(0.96)	(1.62)	—	(1.62)	$7.98	(10.67)%	$12,849	2.14%	1.87%	0.38%	3.21%
3/31/2022	$9.87	0.17	0.73	0.90	(0.20)	(0.01)	(0.21)	$10.56	9.12%	$13,761	5.51%	5.21%	0.35%	1.68%
3/31/2021(b)	$10.00	0.01	(0.13)	(0.12)	(0.01)	—	(0.01)	$9.87	(1.15)%	$10,547	11.70%	11.39%	0.34%	1.61%

DoubleLine Multi-Asset Trend Fund (Consolidated) - Class N:
9/30/2023(e)	$7.99	0.19	(0.18)	0.01	(0.18)	—	(0.18)	$7.82	0.05%	$262	1.59%	1.27%	0.58%	4.63%
3/31/2023	$10.56	0.27	(1.24)	(0.97)	(1.60)	—	(1.60)	$7.99	(10.78)%	$365	2.43%	2.17%	0.64%	2.98%
3/31/2022	$9.87	0.14	0.73	0.87	(0.17)	(0.01)	(0.18)	$10.56	8.85%	$205	6.04%	5.74%	0.60%	1.33%
3/31/2021(b)	$10.00	0.01	(0.13)	(0.12)	(0.01)	—	(0.01)	$9.87	(1.17)%	$130	12.06%	11.75%	0.58%	1.52%

											For the Year or Period Ended
											9/30/2023(e)	3/31/2023	3/31/2022	3/31/2021
Portfolio turnover rate for all share classes(c)											11%	119%	183%	0%

(a)  Calculated based on average shares outstanding during the period.

(b)  Commenced operations on February 26, 2021. Total return is based on operations for a period that is less than one year.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Unaudited.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	101

Notes to Financial Statements	(Unaudited) September 30, 2023

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”), along with DoubleLine Selective Credit Fund. For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate semi-annual report.

On August 17, 2023, the Board of Trustees of the Trust approved a plan to liquidate the DoubleLine Multi-Asset Growth Fund and the DoubleLine Real Estate and Income Fund, with such liquidations effective October 31, 2023. For more information regarding the liquidations, see Note 16.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Real Estate and Income Fund	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

The fiscal year end for the Funds is March 31, and the period covered by these financial statements is for the six months ended September 30, 2023 (the “period end”).

102	DoubleLine Funds Trust

(Unaudited) September 30, 2023

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services— Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest

Semi-Annual Report	|	September 30, 2023	103

Notes to Financial Statements (Cont.)

rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of September 30, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Short Term Investments	$251,814,814	$45,845,811	$435	$3,580,495	$177,869,559	$14,926,649

Affiliated Mutual Funds	—	424,243,803	—	3,400,638	—	—

Warrants	—	18,950	—	—	—	—

Exchange Traded Funds	—	—	—	1,418,162	—	—

Total Level 1	251,814,814	470,108,564	435	8,399,295	177,869,559	14,926,649

Level 2

US Government and Agency Mortgage Backed Obligations	16,107,171,322	1,280,964,166	—	—	174,135,674	—

Non-Agency Residential Collateralized Mortgage Obligations	8,152,963,428	776,000,904	—	—	745,694,452	—

Non-Agency Commercial Mortgage Backed Obligations	2,337,724,805	352,116,530	—	—	790,072,710	—

US Government and Agency Obligations	2,130,117,978	1,451,154,042	—	—	1,127,575,178	—

Asset Backed Obligations	1,396,750,023	245,360,242	—	—	324,984,044	—

Collateralized Loan Obligations	1,070,983,182	264,016,782	—	—	938,005,109	2,000,000

US Corporate Bonds	—	1,043,451,278	—	—	386,012,666	4,686,277

Foreign Corporate Bonds	—	393,330,054	344,279,475	—	470,636,573	639,347

Bank Loans	—	244,469,460	—	—	221,683,772	177,325,276

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	73,651,791	110,266,306	—	118,073,839	—

Municipal Bonds	—	5,222,379	—	—	—	—

Short Term Investments	—	1,328,536	—	—	215,509,486	—

Escrow Notes	—	3,187	—	—	—	—

Total Level 2	31,195,710,738	6,131,069,351	454,545,781	—	5,512,383,503	184,650,900

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	227,739,894	701,861	—	—	—	—

Asset Backed Obligations	44,773,103	5,993,658	—	—	24,872,500	—

Collateralized Loan Obligations	495,632	768,537	—	—	—	—

Common Stocks	—	567,534	—	—	—	134,997

Bank Loans	—	486,567	—	—	—	389,634

Rights	—	23,325	—	—	—	—

Escrow Notes	—	—	—	—	—	—

Foreign Corporate Bonds	—	—	—	—	—	—

Total Level 3	273,008,629	8,541,482	—	—	24,872,500	524,631

Total	$31,720,534,181	$6,609,719,397	$454,546,216	$8,399,295	$5,715,125,562	$200,102,180

Other Financial Instruments

Level 1

Futures Contracts	$(151,315,057)	$(24,831,383)	$—	$—	$—	$—

Total Level 1	(151,315,057)	(24,831,383)	—	—	—	—

Level 2

Unfunded Loan Commitments	—	124	—	—	—	90

Total Level 2	—	124	—	—	—	90

Level 3	—	—	—	—	—	—

Total	$(151,315,057)	$(24,831,259)	$—	$—	$—	$90

104	DoubleLine Funds Trust

(Unaudited) September 30, 2023

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Short Term Investments	$212,881,515	$21,228,276	$2,618,528	$2,277,882	$35,828,955	$4,639,155

Warrants	—	2,135	—	—	—	—

Total Level 1	212,881,515	21,230,411	2,618,528	2,277,882	35,828,955	4,639,155

Level 2

US Government and Agency Obligations	732,533,453	19,192,969	—	9,696,985	—	50,605,707

Collateralized Loan Obligations	678,524,870	163,973,791	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	460,300,500	80,265,690	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	449,490,580	146,532,410	—	—	—	—

US Corporate Bonds	263,980,361	32,048,100	—	—	—	—

Asset Backed Obligations	260,481,935	37,294,556	—	—	—	—

Bank Loans	221,602,573	78,141,893	—	—	—	—

Short Term Investments	217,703,021	119,261,918	—	—	146,984,922	2,349,448

Foreign Corporate Bonds	213,334,018	38,910,535	135,670,294	—	—	—

US Government and Agency Mortgage Backed Obligations	103,518,372	75,275,424	—	40,467,243	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	34,225,385	10,105,065	40,050,037	—	—	74,700,555

Escrow Notes	—	752	—	—	—	—

Total Level 2	3,635,695,068	801,003,103	175,720,331	50,164,228	146,984,922	127,655,710

Level 3

Non-Agency Commercial Mortgage Backed Obligations	5,194,695	1,900,480	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	2,601,010	6,743,649	—	—	—	—

Common Stocks	55,298	137,626	—	—	—	—

Foreign Corporate Bonds	—	—	—	—	—	—

Asset Backed Obligations	—	4,197,754	—	—	—	—

Collateralized Loan Obligations	—	3,218,637	—	—	—	—

Bank Loans	—	106,390	—	—	—	—

Rights	—	5,580	—	—	—	—

Escrow Notes	—	—	—	—	—	—

Total Level 3	7,851,003	16,310,116	—	—	—	—

Total	$3,856,427,586	$838,543,630	$178,338,859	$52,442,110	$182,813,877	$132,294,865

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(1,050,299)	$—	$—

Total Level 1	—	—	—	(1,050,299)	—	—

Level 2

Excess Return Swaps	57,030,770	—	—	—	(3,589,045)	—

Unfunded Loan Commitments	—	32	—	—	—	—

Total Level 2	57,030,770	32	—	—	(3,589,045)	—

Level 3	—	—	—	—	—	—

Total	$57,030,770	$32	$—	$(1,050,299)	$(3,589,045)	$—

Semi-Annual Report	|	September 30, 2023	105

Notes to Financial Statements (Cont.)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)

Investments in Securities

Level 1

Short Term Investments	$3,337,675	$648,666	$4,265,757	$378,497	$9,052,933	$1,220,718

Affiliated Mutual Funds	—	2,741,119	—	—	—	9,755,983

Total Level 1	3,337,675	3,389,785	4,265,757	378,497	9,052,933	10,976,701

Level 2

US Corporate Bonds	152,099,727	3,113,938	—	—	—	—

Asset Backed Obligations	127,301,239	1,637,004	—	—	1,501,365	—

Foreign Corporate Bonds	40,332,816	2,312,101	—	2,606,718	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6,581,978	398,171	—	8,665,130	—	—

US Government and Agency Obligations	—	8,975,369	2,339,858	—	2,224,980	760,180

Collateralized Loan Obligations	—	8,779,006	—	—	13,859,267	—

Non-Agency Residential Collateralized Mortgage Obligations	—	6,180,366	—	—	15,107,875	—

Non-Agency Commercial Mortgage Backed Obligations	—	6,010,565	—	—	8,901,090	—

US Government and Agency Mortgage Backed Obligations	—	1,487,990	—	—	2,984,514	—

Short Term Investments	—	1,334,246	889,610	—	—	1,587,517

Total Level 2	326,315,760	40,228,756	3,229,468	11,271,848	44,579,091	2,347,697

Level 3

Foreign Corporate Bonds	2,008,109	—	—	—	—	—

Asset Backed Obligations	945,835	—	—	—	2,032,897	—

Total Level 3	2,953,944	—	—	—	2,032,897	—

Total	$332,607,379	$43,618,541	$7,495,225	$11,650,345	$55,664,921	$13,324,398

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Level 2

Excess Return Swaps	—	75,959	(194,590)	—	—	(325,442)

Forward Currency Exchange Contracts	—	(919,479)	—	—	—	—

Total Level 2	—	(843,520)	(194,590)	—	—	(325,442)

Level 3	—	—	—	—	—	—

Total	$—	$(843,520)	$(194,590)	$—	$—	$(325,442)

See the Schedules of Investments for further disaggregation of investment categories.

106	DoubleLine Funds Trust

(Unaudited) September 30, 2023

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of September 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at September 30, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$16,820	$(228,073)	$37,425	$—	$(202,208)	$—	$—	$6,743,649	$(227,098)
Asset Backed Obligations	8,405,530	(883,975)	(3,041,723)	—	338,609	(620,687)	—	—	4,197,754	(3,375,121)
Collateralized Loan Obligations	1,520,905	—	75,839	383	10,753	—	1,610,757	—	3,218,637	83,987
Non-Agency Commercial Mortgage Backed Obligations	983,389	1,882	49,901	3,712	—	(81,747)	943,343	—	1,900,480	32,067
Common Stocks	290,300	(32,896)	43,930	—	20,803	(184,511)	—	—	137,626	(36,481)
Bank Loans	107,055	198	(2,571)	2,372	—	(664)	—	—	106,390	(2,362)
Rights	6,138	—	(558)	—	—	—	—	—	5,580	(558)
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$18,433,002	$(897,971)	$(3,103,255)	$43,892	$370,165	$(1,089,817)	$2,554,100	$—	$16,310,116	$(3,525,566)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of September 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at September 30, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(2,093,983)	$1,472,643	$(218)	$118,778	$(1,543,486)	$—	$—	$2,032,897	$(538,120)

(a)	Purchases include all purchases of securities, payups and corporate actions.

(b)	Sales include all sales of securities, maturities, and paydowns.

(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at September 30, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

Semi-Annual Report	|	September 30, 2023	107

Notes to Financial Statements (Cont.)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of September 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input

Non-Agency Residential Collateralized Mortgage Obligations	$6,743,649	Market Comparables	Market Quotes	$89.38 ($89.38)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Asset Backed Obligations	$4,197,754	Market Comparables	Market Quotes	$13.56-$88.72 ($60.38)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Collateralized Loan Obligations	$3,218,637	Market Comparables	Market Quotes	$23.50-$80.54 ($77.52)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Non-Agency Commercial Mortgage Backed Obligations	$1,900,480	Market Comparables	Market Quotes	$21.00-$78.72 ($59.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Common Stocks	$137,626	Market Comparables	Market Quotes	$0.65-$22.75 ($15.63)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Bank Loans	$106,390	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Rights	$5,580	Market Comparables	Market Quotes	$7.00-$8.00 ($7.53)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security

Foreign Corporate Bonds	$—	Market Comparables	Market Quotes	$0.00 ($0.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of September 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input

Asset Backed Obligations	$2,032,897	Market Comparables	Market Quotes	$13.56-$4,708.56 ($1,853.05)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Therefore, no provision for U.S. federal income taxes has been made.

The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.

The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years 2020-2022 (Federal) and 2019-2022 (CA/DE) for the Funds, are those that are open for exam by taxing authorities to the extent that each Fund operated within those respective tax years. As of September 30, 2023, the Funds have no examinations in progress.

108	DoubleLine Funds Trust

(Unaudited) September 30, 2023

Management has analyzed the Funds’ tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year ended March 31, 2023. The Funds identify their major tax jurisdictions as U.S. Federal, the State of Delaware and the State of Florida. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Each Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.

C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinate notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond’s cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income on the Statements of Operations.

D. Foreign Currency Translation. The Funds’ books and records are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Investment securities transactions, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.

E. Dividends and Distributions to Shareholders. With the exception of the DoubleLine Multi-Asset Growth Fund, the DoubleLine Strategic Commodity Fund, the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, dividends from net investment income will be declared and paid monthly. Dividends from the net investment income of the DoubleLine Multi-Asset Growth Fund, the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund will be declared and paid quarterly. Dividends from the net investment income of the DoubleLine Strategic Commodity Fund will be declared and paid annually. The Funds will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Distributions from investment companies will be classified as investment income or realized gains in the Statements of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.

F. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G. Share Valuation. The NAV per share of a class of shares of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses), attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV is typically calculated on days when the New York Stock Exchange opens for regular trading.

Semi-Annual Report	|	September 30, 2023	109

Notes to Financial Statements (Cont.)

H. Unfunded Loan Commitments. The Funds may enter into certain credit agreements, of which all or a portion may be unfunded. As of September 30, 2023, the below Funds had the following unfunded positions.

DoubleLine Core Fixed Income Fund

Borrower	Par	Commitment Amount	Fair Value	Unrealized Appreciation (Depreciation)

OMNIA Partners LLC	$51,953	$51,953	$52,077	$124

DoubleLine Floating Rate Fund

Borrower	Par	Commitment Amount	Fair Value	Unrealized Appreciation (Depreciation)

OMNIA Partners LLC	$37,784	$37,784	$37,874	$90

DoubleLine Flexible Income Fund

Borrower	Par	Commitment Amount	Fair Value	Unrealized Appreciation (Depreciation)

OMNIA Partners LLC	$13,310	$13,310	$13,342	$32

The Funds are obligated to fund these commitments at the borrower’s discretion. At the end of the period, the Funds maintained with their custodian liquid investments having an aggregate value at least equal to the par value of their respective unfunded loan commitments and bridge loans.

I. Contingencies. Between 2011 and 2014, the Commonwealth of Puerto Rico issued certain general obligation bonds, which are currently the subject of litigation. The DoubleLine Multi-Asset Growth Fund previously purchased and sold certain of these general obligation bonds. A plan of adjustment of the Commonwealth was confirmed and, as a result, the litigation concerning the general obligation bonds was dismissed. The order confirming the plan has been appealed and, if the order is modified, stayed, or reversed on appeal, the litigation concerning the general obligation bonds could be reopened. At this time, it is anticipated that a material adverse effect on the DoubleLine Multi-Asset Growth Fund as a result of this litigation is remote. As of the period end, no loss contingency has been recorded in the financial statements.

J. Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee and officer of the Funds is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

K. Basis for Consolidation. The DoubleLine Multi-Asset Growth Fund, the DoubleLine Strategic Commodity Fund and the DoubleLine Multi-Asset Trend Fund may invest up to 25% of their total assets in the DoubleLine Cayman Multi-Asset Growth Fund I, Ltd., the DoubleLine Strategic Commodity, Ltd. and the DoubleLine Multi-Asset Trend Fund, Ltd. (each, a “Subsidiary” and, collectively, the “Subsidiaries”), respectively. The Subsidiaries, which are organized under the laws of the Cayman Islands, are wholly-owned and controlled by each respective Fund. Each Subsidiary invests in commodity-related investments and other investments. The consolidated financial statements include the accounts and balances of each Fund and its respective Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

As of September 30, 2023, the relationship of the Subsidiary to each respective Fund was as follows:

	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Multi-Asset Trend Fund (Consolidated)

Commencement of Operations	6/15/2011	5/18/2015	2/26/2021

Fund Net Assets	$8,350,696	$179,111,488	$12,990,307

Subsidiary % of Fund Net Assets	N/A	22.65%	15.52%

Subsidiary Financial Statement Information

Net Assets	N/A	$40,572,848	$2,015,747

Total Income	65,843	969,191	41,181

Net Realized Gain/(Loss)	144,260	6,499,201	(915,829)

110	DoubleLine Funds Trust

(Unaudited) September 30, 2023

L. Other. Each share class of a Fund is charged for those expenses that are directly attributable to that share class. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or in such a manner as the Funds’ Board may in its sole discretion consider fair and equitable to each Fund. Investment income, Fund expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net assets of the classes.

3.  Related and Other Party Transactions

The Advisers provide the Funds with investment management services under Investment Management Agreements (the “Agreements”). Under the Agreements, each Adviser manages the investment of the assets of the applicable Fund, places orders for the purchase and sale of its portfolio securities and is responsible for providing certain resources to assist with the day-to-day management of the Trust’s business affairs. As compensation for its services, each Adviser is entitled to a monthly fee at the annual rates of the average daily net assets of the Funds (the “Advisory Fee”) in the following table. Each Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Funds. On December 11, 2018, DoubleLine Alternatives, the investment adviser of the DoubleLine Real Estate and Income Fund, engaged DoubleLine Capital to serve as sub- adviser to the DoubleLine Real Estate and Income Fund to manage its investment in debt instruments. On February 18, 2021, DoubleLine Alternatives, the investment adviser of the DoubleLine Multi-Asset Trend Fund, engaged DoubleLine Capital to serve as sub-adviser to the DoubleLine Multi-Asset Trend Fund to manage its investment in debt instruments. Effective as of July 29, 2022, DoubleLine Alternatives became the investment adviser to DoubleLine Shiller Enhanced CAPE® and DoubleLine Capital became the sub-adviser to the Fund. Prior to July 29, 2022, DoubleLine Capital was the sole investment adviser to DoubleLine Shiller Enhanced CAPE®.

Each Adviser has contractually agreed to limit certain of the Funds’ ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed the following ratios (the “Expense Caps”). For the purposes of the expense limitation agreement between each Adviser and the applicable Funds, “ordinary operating expenses” excludes taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, acquired fund fees and expenses, and any extraordinary expenses. Each applicable Fund’s expense limitation is expected to apply until at least August 1, 2024. Each applicable expense limitation may be terminated during the term only by a majority vote of the disinterested Trustees of the Board.

		Expense Caps

	Advisory Fee	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	0.40%	N/A	N/A	N/A	N/A

DoubleLine Core Fixed Income Fund	0.40%	N/A	N/A	N/A	N/A

DoubleLine Emerging Markets Fixed Income Fund	0.75%	0.95%	1.20%	N/A	N/A

DoubleLine Multi-Asset Growth Fund (Consolidated)	0.95%	1.15%	N/A	1.40%	N/A

DoubleLine Low Duration Bond Fund	0.35%	0.47%	0.72%	N/A	0.42%

DoubleLine Floating Rate Fund	0.50%	0.75%	1.00%	N/A	N/A

DoubleLine Shiller Enhanced CAPE®	0.45%	0.65%	0.90%	N/A	0.60%

DoubleLine Flexible Income Fund	0.62%	0.82%	1.07%	N/A	0.77%

DoubleLine Low Duration Emerging Markets Fixed Income Fund	0.50%	0.59%	0.84%	N/A	N/A

DoubleLine Long Duration Total Return Bond Fund	0.35%	0.50%	0.75%	N/A	N/A

DoubleLine Strategic Commodity Fund (Consolidated)	0.90%	1.10%	1.35%	N/A	N/A

DoubleLine Global Bond Fund	0.50%	0.70%	0.95%	N/A	N/A

DoubleLine Infrastructure Income Fund	0.50%	0.65%	0.90%	N/A	N/A

DoubleLine Shiller Enhanced International CAPE®	0.50%	0.65%	0.90%	N/A	N/A

DoubleLine Real Estate and Income Fund	0.45%	0.65%	0.90%	N/A	N/A

DoubleLine Emerging Markets Local Currency Bond Fund	0.75%	0.90%	1.15%	N/A	N/A

DoubleLine Income Fund	0.50%	0.65%	0.90%	N/A	N/A

DoubleLine Multi-Asset Trend Fund (Consolidated)	0.50%	0.65%	0.90%	N/A	N/A

Other than as described above, to the extent that an Adviser waives its investment advisory fee and/or reimburses a Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. Each Fund must pay its current ordinary operating expenses before each Adviser is entitled to any recoupment. Any such recoupment would be subject to review by the Board and will be subject to the Fund’s expense limitations in place when the fees were waived or the expenses were reimbursed.

Semi-Annual Report	|	September 30, 2023	111

Notes to Financial Statements (Cont.)

Each Adviser, as applicable, contractually waived a portion of its fees or reimbursed certain operating expenses and may recapture a portion of the amounts no later than the dates as stated in the following table:

	March 31,

	2024	2025	2026	2027

DoubleLine Multi-Asset Growth Fund (Consolidated)	$163,391	$132,394	$145,752	$69,258

DoubleLine Low Duration Emerging Markets Fixed Income Fund	$171,094	$236,853	$234,164	$118,442

DoubleLine Long Duration Total Return Bond Fund	$31,892	$27,645	$44,196	$13,855

DoubleLine Global Bond Fund	$—	$—	$10,628	$—

DoubleLine Shiller Enhanced International CAPE®	$124,784	$120,695	$170,757	$51,039

DoubleLine Real Estate and Income Fund	$32,734	$172,146	$166,141	$29,547

DoubleLine Emerging Markets Local Currency Fund	$161,999	$182,623	$137,372	$57,057

DoubleLine Income Fund	$79,680	$100,221	$129,356	$50,497

DoubleLine Multi-Asset Trend Fund (Consolidated)	$99,689	$596,575	$221,908	$46,027

If a Fund invested in other investment vehicles sponsored by an Adviser (“other DoubleLine Funds”) during the period, such Adviser waived its advisory fee to the Fund in an amount equal to the advisory fees paid to the Adviser by the other DoubleLine Funds in respect of Fund assets so invested. Accordingly, the Adviser waived the following fees for the period ended September 30, 2023:

DoubleLine Core Fixed Income Fund	$1,069,274

DoubleLine Multi-Asset Growth Fund (Consolidated)	$9,579

DoubleLine Shiller Enhanced International CAPE®	$8,093

DoubleLine Multi-Asset Trend Fund (Consolidated)	$19,553

As of September 30, 2023, greater than 5% of the following DoubleLine Funds was held by other DoubleLine Funds as follows:

Affiliated Fund Held	% Owned	Significant Owner

DoubleLine Global Bond Fund	76%	DoubleLine Core Fixed Income Fund

DoubleLine Infrastructure Income Fund	87%	DoubleLine Core Fixed Income Fund

DoubleLine Long Duration Total Return Bond Fund	60%	DoubleLine Core Fixed Income Fund

DoubleLine Capital LP and certain DoubleLine affiliated advisers provide investment advisory, sub-advisory, or consulting services to a variety of investors, including investment program sponsors, separate accounts, and mutual funds sponsored by third parties (collectively “third-party accounts”). Those services may result, directly or indirectly, in investments by the third-party accounts in one or more of the Funds. At times, the third-party accounts’ investments, individually or in the aggregate, may represent material interests in one or more of the Funds. The third-party accounts’ transaction activity in a Fund may cause a Fund to incur material transaction costs, to realize taxable gains distributable to shareholders, and/or to buy or sell assets at a time when the Fund might not otherwise do so, each of which may adversely affect a Fund’s performance. See the description of Large Shareholder Risk in the Principal Risks Note for more information. Records available to the Funds reflect that greater than 25% of the following Funds were held by third-party accounts as of September 30, 2023:

% Owned

DoubleLine Shiller Enhanced CAPE®	46%

4.  Distribution, Sales Charge and Redemption Fees

Class N shares and Class A shares of the Funds make payments under a distribution plan (the “Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Fund’s distributor for distribution and related services at an annual rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N and Class A shares. The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Class N and Class A shares.

The Class A shares of DoubleLine Multi-Asset Growth Fund have a maximum sales charge imposed on purchases of 4.25% of the offering price and a maximum contingent deferred sales charge of 0.75% that applies to purchases of $1 million or more of Class A shares if the shares are redeemed within 18 months of purchase.

112	DoubleLine Funds Trust

(Unaudited) September 30, 2023

The DoubleLine Floating Rate Fund imposes redemption fees. Redemption fees are paid to and retained by the Fund to limit the opportunity to market time the Fund and to help offset estimated portfolio transaction costs and other related costs incurred by the Fund as a result of short-term trading. Subject to the exceptions discussed in the Fund’s prospectus, the DoubleLine Floating Rate Fund will apply a redemption fee equal to 1% of the value of any shares redeemed within 90 calendar days of purchase.

5.  Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended September 30, 2023 were as follows:

	All Other		U.S. Government[1]

	Purchases at Cost	Sales or Maturity Proceeds	Purchases at Cost	Sales or Maturity Proceeds

DoubleLine Total Return Bond Fund	$3,313,995,092	$3,949,863,869	$2,868,073,438	$1,607,029,688

DoubleLine Core Fixed Income Fund	$667,260,836	$1,350,948,934	$2,366,189,734	$1,797,153,820

DoubleLine Emerging Markets Fixed Income Fund	$115,978,117	$159,306,694	$—	$—

DoubleLine Multi-Asset Growth Fund (Consolidated)	$326,483	$7,839,235	$—	$—

DoubleLine Low Duration Bond Fund	$553,046,698	$827,840,042	$914,789,410	$921,973,957

DoubleLine Floating Rate Fund	$37,458,129	$55,598,714	$—	$—

Doubleline Shiller Enhanced CAPE®	$185,618,895	$561,602,770	$680,390,035	$719,851,566

DoubleLine Flexible Income Fund	$55,424,910	$149,870,744	$—	$12,846,836

DoubleLine Low Duration Emerging Markets Fixed Income Fund	$25,805,644	$34,336,779	$—	$—

DoubleLine Long Duration Total Return Bond Fund	$10,167,744	$16,169,209	$36,100,932	$19,652,022

DoubleLine Strategic Commodity Fund (Consolidated)	$—	$—	$—	$—

DoubleLine Global Bond Fund	$9,061,382	$32,081,857	$20,343,480	$—

DoubleLine Infrastructure Income Fund	$85,783,962	$86,694,016	$9,435,547	$15,165,658

Doubleline Shiller Enhanced International CAPE®	$4,184,072	$8,535,266	$7,248,973	$5,411,091

Doubleline Real Estate and Income Fund	$1,123,329	$8,273,620	$—	$—

DoubleLine Emerging Markets Local Currency Bond Fund	$3,524,586	$1,203,087	$—	$—

DoubleLine Income Fund	$2,500,097	$4,942,363	$1,937,500	$1,379,238

DoubleLine Multi-Asset Trend Fund (Consolidated)	$—	$1,325,750	$1,199,105	$856,246

[1]	U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.

Semi-Annual Report	|	September 30, 2023	113

Notes to Financial Statements (Cont.)

6.  Share Transactions

Transactions in each Fund’s shares were as follows:

	DoubleLine Total Return Bond Fund				DoubleLine Core Fixed Income Fund

	Period Ended September 30, 2023		Year Ended March 31, 2023		Period Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares Sold

Class I	441,346,260	$3,886,407,332	1,171,725,790	$10,693,301,956	104,647,967	$965,113,781	350,423,068	$3,365,689,036

Class N	53,277,748	469,036,597	274,438,789	2,482,424,967	3,596,675	33,091,963	15,128,315	145,162,360

Class R6	70,295,945	612,940,109	53,181,967	486,371,241	18,775,471	170,219,470	6,913,054	65,426,487

Reinvested Dividends

Class I	48,849,845	427,004,294	92,280,941	838,310,245	11,539,876	106,105,721	22,599,033	214,003,885

Class N	10,645,733	92,961,819	17,775,176	160,921,176	579,956	5,326,956	1,355,076	12,839,905

Class R6	2,018,883	17,644,039	3,637,242	33,036,800	304,238	2,796,895	432,199	4,076,907

Shares Redeemed

Class I	(492,325,072)	(4,310,578,795)	(2,007,758,181)	(18,386,460,613)	(160,042,820)	(1,474,205,464)	(593,397,316)	(5,708,094,146)

Class N	(69,954,214)	(612,055,959)	(228,946,594)	(2,086,753,887)	(5,956,188)	(54,876,454)	(30,207,922)	(284,449,503)

Class R6	(27,074,477)	(238,863,992)	(95,210,530)	(881,263,752)	(395,232)	(3,630,316)	(3,782,783)	(35,150,784)

Increase (Decrease) in Net Assets Resulting from Net Share Transactions	37,080,651	$344,495,444	(718,875,400)	$(6,660,111,867)	(26,950,057)	$(250,057,448)	(230,537,276)	$(2,220,495,853)

	DoubleLine Emerging Markets Fixed Income Fund				DoubleLine Multi-Asset Growth Fund (Consolidated)

	Period Ended September 30, 2023		Year Ended March 31, 2023		Period Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares Sold

Class I	7,732,688	$65,679,079	35,747,836	$308,847,991	96,875	$817,237	583,159	$4,976,014

Class N	480,065	4,080,683	2,051,383	17,712,348	—	—	—	—

Class A	—	—	—	—	2,586	21,778	6,642	56,322

Reinvested Dividends

Class I	1,122,983	9,491,983	2,241,448	19,193,620	28,312	232,338	36,349	287,790

Class N	81,061	685,785	156,692	1,341,240	—	—	—	—

Class A	—	—	—	—	4,988	40,976	5,715	45,287

Shares Redeemed

Class I	(14,451,058)	(121,988,659)	(53,968,673)	(467,855,618)	(1,377,537)	(11,597,554)	(1,299,111)	(10,965,859)

Class N	(860,588)	(7,307,960)	(2,924,590)	(25,382,042)	—	—	—	—

Class A	—	—	—	—	(23,887)	(199,504)	(118,444)	(1,025,818)

Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(5,894,849)	$(49,359,089)	(16,695,904)	$(146,142,461)	(1,268,663)	$(10,684,729)	(785,690)	$(6,626,264)

114	DoubleLine Funds Trust

(Unaudited) September 30, 2023

	DoubleLine Low Duration Bond Fund				DoubleLine Floating Rate Fund

	Period Ended September 30, 2023		Year Ended March 31, 2023		Period Ended September 30, 2023			Year Ended March 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount		Shares	Amount

Shares Sold

Class I	59,120,411	$559,721,402	267,961,761	$2,542,655,473	1,688,973	$15,214,678		6,795,806	$61,845,213

Class N	4,788,213	45,259,937	10,474,023	99,179,098	137,424	1,242,779		1,209,455	11,202,825

Class R6	11,183,074	105,900,066	4,212,724	40,140,888	—	—		—	—

Reinvested Dividends

Class I	9,208,627	86,969,107	13,485,368	127,299,824	313,767	2,812,205		679,023	6,105,332

Class N	1,548,411	14,615,728	2,246,787	21,198,187	62,347	559,943		167,531	1,511,625

Class R6	19,406	183,331	34,618	326,721	—	—		—	—

Shares Redeemed

Class I	(116,484,970)	(1,102,176,390)	(369,014,298)	(3,497,914,542)	(4,576,355)	(40,866,109	)(a)	(20,563,940)	(186,026,100	)(b)

Class N	(12,341,821)	(116,650,883)	(31,124,498)	(294,996,699)	(642,597)	(5,770,755	)(a)	(3,891,989)	(35,340,904	)(b)

Class R6	(1,257,826)	(11,892,317)	(2,808,821)	(26,690,987)	—	—		—	—

Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(44,216,475)	$(418,070,019)	(104,532,336)	$(988,802,037)	(3,016,441)	$(26,807,259)		(15,604,114)	$(140,702,009)

(a)	Net of redemption fees of $209,679 and $20,039 for Class I and Class N, respectively.

(b)	Net of redemption fees of $91,678 and $10,897 for Class I and Class N, respectively.

	DoubleLine Shiller Enhanced CAPE®				DoubleLine Flexible Income Fund

	Period Ended September 30, 2023		Year Ended March 31, 2023		Period Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares Sold

Class I	26,009,612	$339,804,622	90,409,831	$1,248,654,538	6,067,640	$51,059,079	28,200,508	$242,025,623

Class N	1,604,346	21,087,684	7,902,683	105,974,145	931,774	7,834,850	6,847,879	58,591,923

Class R6	1,195,511	16,039,489	489,616	7,025,998	2,437,927	20,520,984	11,979,759	102,537,959

Reinvested Dividends

Class I	3,094,785	40,441,242	41,224,552	517,080,043	1,881,302	15,787,880	3,291,714	28,201,414

Class N	465,746	6,092,577	3,451,900	43,469,224	211,554	1,773,945	523,761	4,489,741

Class R6	11,760	153,703	114,045	1,437,113	44,848	376,573	74,770	639,326

Shares Redeemed

Class I	(61,806,439)	(810,152,752)	(282,818,689)	(3,932,553,381)	(12,114,594)	(101,890,616)	(50,737,988)	(439,003,812)

Class N	(3,577,612)	(46,981,514)	(20,390,208)	(280,712,155)	(4,609,344)	(38,854,241)	(11,526,147)	(99,582,845)

Class R6	(274,230)	(3,580,135)	(880,743)	(12,163,698)	(7,436,713)	(62,493,638)	(9,372,890)	(79,765,162)

Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(33,276,521)	$(437,095,084)	(160,497,013)	$(2,301,788,173)	(12,585,606)	$(105,885,184)	(20,718,634)	$(181,865,833)

	DoubleLine Low Duration Emerging Markets Fixed Income Fund				DoubleLine Long Duration Total Return Bond Fund

	Period Ended September 30, 2023		Year Ended March 31, 2023		Period Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares Sold

Class I	2,171,619	$19,866,775	13,406,902	$122,332,808	1,119,149	$7,705,134	1,525,549	$11,354,482

Class N	35,380	323,075	848,737	7,730,071	1,130,099	7,300,935	159,325	1,189,184

Reinvested Dividends

Class I	286,220	2,606,297	590,385	5,332,023	29,961	201,228	38,917	284,611

Class N	7,761	70,793	45,488	411,406	6,296	40,545	6,029	44,512

Shares Redeemed

Class I	(3,259,578)	(29,701,767)	(19,274,905)	(174,794,723)	(909,939)	(6,222,554)	(941,886)	(7,141,404)

Class N	(162,291)	(1,478,497)	(2,696,281)	(24,519,261)	(72,311)	(482,465)	(536,683)	(4,162,283)

Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(920,889)	$(8,313,324)	(7,079,674)	$(63,507,676)	1,303,255	$8,542,823	251,251	$1,569,102

Semi-Annual Report	|	September 30, 2023	115

Notes to Financial Statements (Cont.)

	DoubleLine Strategic Commodity Fund (Consolidated)				DoubleLine Global Bond Fund

	Period Ended September 30, 2023		Year Ended March 31, 2023		Period Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares Sold

Class I	2,262,484	$17,399,003	6,122,585	$64,461,145	24,709	$207,744	2,632,319	$21,865,746

Class N	258,747	1,880,144	626,665	6,506,706	564	4,663	696	5,907

Reinvested Dividends

Class I	—	—	6,489,578	50,099,541	—	—	—	—

Class N	—	—	759,847	5,790,033	—	—	—	—

Shares Redeemed

Class I	(2,732,210)	(20,479,163)	(9,400,328)	(94,097,905)	(84,723)	(701,654)	(15,407,720)	(141,495,414)

Class N	(489,715)	(3,713,172)	(1,058,352)	(10,800,412)	(8,683)	(72,911)	(17,278)	(143,789)

Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(700,694)	$(4,913,188)	3,539,995	$21,959,108	(68,133)	$(562,158)	(12,791,983)	$(119,767,550)

	DoubleLine Infrastructure Income Fund				DoubleLine Shiller Enhanced International CAPE®

	Period Ended September 30, 2023		Year Ended March 31, 2023		Period Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares Sold

Class I	155,291	$1,395,705	1,004,157	$9,359,697	443,633	$5,299,486	1,560,171	$18,010,356

Class N	3,897	35,044	7,911	71,688	354,778	4,175,251	891,840	9,726,423

Reinvested Dividends

Class I	20,982	187,982	43,198	389,605	97,745	1,153,811	189,804	2,128,990

Class N	896	8,034	1,836	16,614	18,290	217,518	27,127	306,449

Shares Redeemed

Class I	(488,322)	(4,388,003)	(16,759,064)	(152,586,533)	(792,642)	(9,377,123)	(5,189,304)	(59,135,251)

Class N	(4,153)	(37,273)	(128,821)	(1,212,811)	(769,303)	(8,961,547)	(620,058)	(7,223,427)

Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(311,409)	$(2,798,511)	(15,830,783)	$(143,961,740)	(647,499)	$(7,492,604)	(3,140,420)	$(36,186,460)

	DoubleLine Real Estate and Income Fund				DoubleLine Emerging Markets Local Currency Bond Fund

	Period Ended September 30, 2023		Year Ended March 31, 2023		Period Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares Sold

Class I	3,244	$32,657	50,003	$582,103	200,012	$1,783,607	108,294	$885,160

Class N	711	7,221	19,442	227,441	138,460	1,200,295	11,352	92,808

Reinvested Dividends

Class I	20,527	202,136	27,010	292,914	16,503	139,065	23,004	182,403

Class N	1,864	18,439	3,571	38,733	1,594	13,386	320	2,519

Shares Redeemed

Class I	(80,224)	(782,105)	(334,990)	(3,893,529)	(42,908)	(382,714)	(65,807)	(543,498)

Class N	(14,809)	(143,579)	(94,656)	(1,049,077)	(5,109)	(44,196)	(1,449)	(11,968)

Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(68,687)	$(665,231)	(329,620)	$(3,801,415)	308,552	$2,709,443	75,714	$607,424

116	DoubleLine Funds Trust

(Unaudited) September 30, 2023

	DoubleLine Income Fund				DoubleLine Multi-Asset Trend Fund (Consolidated)

	Period Ended September 30, 2023		Year Ended March 31, 2023		Period Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares Sold

Class I	2,260,745	$16,921,099	4,938,495	$38,578,899	22,754	$181,244	242,165	$2,332,953

Class N	59,876	448,145	764,876	6,331,745	3,907	31,380	99,558	982,674

Reinvested Dividends

Class I	195,853	1,459,492	303,925	2,392,781	37,115	296,823	248,242	2,269,903

Class N	12,399	92,578	48,549	389,110	763	6,105	9,202	84,198

Shares Redeemed

Class I	(2,066,425)	(15,426,754)	(8,917,631)	(71,151,983)	(41,475)	(332,108)	(184,450)	(1,612,083)

Class N	(79,042)	(593,755)	(1,877,788)	(14,912,008)	(16,826)	(134,719)	(82,483)	(736,330)

Increase (Decrease) in Net Assets Resulting from Net Share Transactions	383,406	$2,900,805	(4,739,574)	$(38,371,456)	6,238	$48,725	332,234	$3,321,315

7.  Trustees Fees

Trustees who are not affiliated with each Adviser and its affiliates receive fees from the Trust. These trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of Funds designated by each Trustee or other funds managed by each Adviser and its affiliates. These amounts represent general unsecured liabilities of each Fund and vary according to the total returns of the selected funds. Trustees Fees in the Statements of Operations include current fees (either paid in cash or deferred) and any increase (decrease) in the value of the deferred amounts. Certain trustees and officers of the Funds are also officers of each Adviser; such trustees and officers are not compensated by the Funds.

For the period ended September 30, 2023, the Trustees received as a group:

	Current Fees	Increase/(Decrease) in Value of Deferred Amount	Trustees Fees

DoubleLine Total Return Bond Fund	$218,999	$229,883	$448,882

DoubleLine Core Fixed Income Fund	$49,172	$46,964	$96,136

DoubleLine Emerging Markets Fixed Income Fund	$3,796	$3,647	$7,443

DoubleLine Multi-Asset Growth Fund (Consolidated)	$454	$130	$584

DoubleLine Low Duration Bond Fund	$40,759	$39,915	$80,674

DoubleLine Floating Rate Fund	$1,930	$1,313	$3,243

DoubleLine Shiller Enhanced CAPE®	$30,519	$28,851	$59,370

DoubleLine Flexible Income Fund	$6,804	$5,797	$12,601

DoubleLine Low Duration Emerging Markets Fixed Income Fund	$1,721	$1,263	$2,984

DoubleLine Long Duration Total Return Bond Fund	$441	$331	$772

DoubleLine Strategic Commodity Fund (Consolidated)	$1,316	$1,221	$2,537

DoubleLine Global Bond Fund	$419	$972	$1,391

DoubleLine Infrastructure Income Fund	$2,680	$2,335	$5,015

DoubleLine Shiller Enhanced International CAPE®	$469	$359	$828

DoubleLine Real Estate and Income Fund	$73	$61	$134

DoubleLine Emerging Markets Local Currency Bond Fund	$69	$88	$157

DoubleLine Income Fund	$505	$327	$832

DoubleLine Multi-Asset Trend Fund (Consolidated)	$208	$90	$298

8.  Additional Disclosures about Derivative Instruments

The following disclosures provide information on the Funds’ use of derivatives and certain related risks. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in

Semi-Annual Report	|	September 30, 2023	117

Notes to Financial Statements (Cont.)

unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following tables.

The average volume of derivative activity for the period ended September 30, 2023, is as follows:

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Shiller Enhanced CAPE®	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Real Estate and Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)

Average Market Value

Futures Contracts - Long	$(8,112,099)	$(1,904,068)	$44,766	$—	$(82,887)	$—	$—	$—	$—

Futures Contracts - Short	—	—	(2,842)	—	162,885	—	—	—	—

Average Notional Balance

Excess Return Swaps	—	—	3,000,000	4,098,666,667	—	151,433,333	45,766,667	10,116,667	13,866,664

Forward Currency Exchange Contracts	—	—	—	—	—	—	86,788,847	—	—

Options Contracts  The Funds may purchase or sell put and call options. When a Fund purchases an option it pays a premium in return for the potential to profit from the change in value of an underlying investment or index during the term of the option. The option premium is included on the Funds’ Statements of Assets and Liabilities as an investment and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses and are recorded in net realized gain (loss) on investments on the Statements of Operations. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing options is limited to the loss of the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss and are recorded in net realized gain (loss) on investments on the Statements of Operations. When a Fund writes (i.e., sells) an option it receives a premium in return for bearing the risk of the change in value of an underlying instrument during the term off the option. Writing put options tends to increase a Fund’s exposure to the risk that the value of the underlying instrument will depreciate. Writing call options tends to decrease a Fund’s ability to benefit from appreciation in the value in the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability on the Fund’s Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option written.

Premiums received from writing options which expire are treated as realized gains and are recorded in net realized gain (loss) on written options on the Statements of Operations. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss when the underlying instrument is sold and are recorded in net realized gain (loss) on written options on the Statements of Operations. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put), and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk that the market for options contracts may be illiquid and that a Fund may not be able to close out or sell an option at a particular time or at an anticipated price.

Futures Contracts  Futures contracts typically involve a contractual commitment to buy or sell a particular instrument or index unit at a specified price on a future date. Risks associated with the use of futures contracts include the potential for imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices determined by the relevant exchange. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash in accordance with the initial margin requirements of the broker or exchange. Such collateral is recorded in deposit at broker for futures in the Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payment reflecting the change in value (“variation margin”) is made or received by or for the accounts of the Funds. The variation margin is recorded on the Statements of Assets and Liabilities. The cumulative change in value of futures contracts is recorded in net unrealized appreciation (depreciation) on futures on the Statements of Assets and Liabilities. Gains or losses are recognized but not considered realized until the contracts expire or are closed and are recorded in net realized gain (loss) on futures on the Statements of Operations. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Forward Foreign Currency Contracts  Forward foreign currency contracts are agreements between two parties to buy and sell a currency at a set exchange rate on a future date. Unless a Fund’s registration statement expressly states otherwise, each Fund may

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enter into forward foreign currency contracts for any investment purpose. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded in net unrealized appreciation (depreciation) on forwards on the Statements of Assets and Liabilities. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed on the Statements of Operations. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Credit Default Swap Agreements  Credit default swap agreements typically involve one party making a stream of payments (generally referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event in respect of a referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund generally will receive from the buyer of protection a fixed rate of income throughout the term of the swap. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund typically will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or the affected securities in the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the affected securities in the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund typically will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or the affected securities in the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the affected securities in the referenced index. Recovery values are typically estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. An index credit default swap references all the names in the index, and if there is a default with respect to a single name in the index, the credit event is generally settled based on that name’s weight in the index.

Credit default swaps are considered to have credit risk related contingent features since they require payment by the protection seller to the protection buyer upon occurrence of a defined credit event. A Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract, which may be mitigated by the posting of collateral by the counterparty to a Fund to cover a Fund’s exposure to the counterparty. Upfront premiums (received) paid including accretion (amortization) less any collateral held at the counterparty are reflected in deposit at broker for swaps on the Statements of Assets and Liabilities. The marked-to-market value less a financing rate, if any, is included in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity of the swap, the cumulative marked-to-market on the value less a financing rate, if any, is recorded in realized gain (loss) on swaps on the Statements of Operations.

Interest Rate Swap Agreements  The Funds may enter into interest rate swap agreements. Interest rate swap agreements involve an exchange with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The value is marked-to-market and is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, the interest on the notional amount of principal is exchanged and is recorded in net realized gain (loss) on swaps on the Statements of Operations.

Excess Return Swap Agreements  The Funds may enter into excess return swaps for investment purposes. Excess return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market

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Notes to Financial Statements (Cont.)

value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations. To the extent the marked-to- market value of an excess return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of an excess return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Assets provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value on the Statements of Assets and Liabilities and are noted on the Schedules of Investments. Assets provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s NAV.

The Funds’ derivative instrument holdings are summarized in the following tables.

The effect of derivative instruments on the Statements of Assets and Liabilities for the period ended September 30, 2023 was as follows:

	Derivatives not accounted for as hedging instruments

Statements of Assets and Liabilities Location	Commodity Risk	Equity Risk	Foreign Exchange Rate Risk	Interest Rate Risk	Total
Net Unrealized Appreciation (Depreciation) on:
Forwards
DoubleLine Shiller Enhanced International CAPE®	$—	$—	$(919,479)	$—	$(919,479)
Futures
DoubleLine Total Return Bond Fund	$—	$—	$—	$(151,315,057)	$(151,315,057)
DoubleLine Core Fixed Income Fund	—	—	—	(24,831,383)	(24,831,383)
DoubleLine Long Duration Total Return Bond Fund	—	—	—	(1,050,299)	(1,050,299)
Swaps
DoubleLine Shiller Enhanced CAPE®	$—	$57,030,770	$—	$—	$57,030,770
DoubleLine Strategic Commodity Fund (Consolidated)	(3,589,045)	—	—	—	(3,589,045)
DoubleLine Shiller Enhanced International CAPE®	—	75,959	—	—	75,959
DoubleLine Real Estate and Income Fund	—	(194,590)	—	—	(194,590)
DoubleLine Multi-Asset Trend Fund (Consolidated)	(124,230)	(201,212)	—	—	(325,442)

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The effect of derivative instruments on the Statements of Operations for the period ended September 30, 2023 was as follows:

	Derivatives not accounted for as hedging instruments

Statements of Operations Location	Commodity Risk	Equity Risk	Foreign Exchange Rate Risk	Interest Rate Risk	Total
Net Realized Gain (Loss) on:
Forwards
DoubleLine Shiller Enhanced International CAPE®	$—	$—	$(2,465,940)	$—	$(2,465,940)
Futures
DoubleLine Total Return Bond Fund	$—	—	—	(178,323,921)	(178,323,921)
DoubleLine Core Fixed Income Fund	—	—	—	(23,090,107)	(23,090,107)
DoubleLine Multi-Asset Growth Fund (Consolidated)	—	7,880	(14,743)	(92,740)	(99,603)
DoubleLine Long Duration Total Return Bond Fund	—	—	—	(488,523)	(488,523)
Swaps
DoubleLine Multi-Asset Growth Fund (Consolidated)	$144,260	$915,722	$—	$—	$1,059,982
DoubleLine Shiller Enhanced CAPE®	—	(20,806,955)	—	—	(20,806,955)
DoubleLine Strategic Commodity Fund (Consolidated)	6,506,240	—	—	—	6,506,240
DoubleLine Shiller Enhanced International CAPE®	—	310,527	—	—	310,527
DoubleLine Real Estate and Income Fund	—	(2,493,696)	—	—	(2,493,696)
DoubleLine Multi-Asset Trend Fund (Consolidated)	(915,527)	(429,171)	—	—	(1,344,698)
Net Change in Unrealized Appreciation (Depreciation) on:
Forwards
DoubleLine Shiller Enhanced International CAPE®	$—	$—	$691,720	$—	$691,720
Futures
DoubleLine Total Return Bond Fund	$—	$—	$—	$(272,394,859)	$(272,394,859)
DoubleLine Core Fixed Income Fund	—	—	—	(43,418,049)	(43,418,049)
DoubleLine Multi-Asset Growth Fund (Consolidated)	—	(164,361)	8,527	(10,016)	(165,850)
DoubleLine Long Duration Total Return Bond Fund	—	—	—	(1,731,847)	(1,731,847)
Swaps
DoubleLine Multi-Asset Growth Fund (Consolidated)	$(7,064)	$(505,355)	$—	$—	$(512,419)
DoubleLine Shiller Enhanced CAPE®	—	126,135,802	—	—	126,135,802
DoubleLine Strategic Commodity Fund (Consolidated)	(1,218,045)	—	—	—	(1,218,045)
DoubleLine Shiller Enhanced International CAPE®	—	(2,127,477)	—	—	(2,127,477)
DoubleLine Real Estate and Income Fund	—	1,496,799	—	—	1,496,799
DoubleLine Multi-Asset Trend Fund (Consolidated)	714,817	388,966	—	—	1,103,783

9.  Offsetting Assets and Liabilities

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements are intended to allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

As of September 30, 2023, the Funds held the following derivative instruments that were subject to offsetting on the Statements of Assets and Liabilities:

DoubleLine Shiller Enhanced CAPE®

Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received

Swap Contracts	$117,962,442	$(54,490,779)	$63,471,663	$60,142,623	$ —	$3,329,040

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Notes to Financial Statements (Cont.)

Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged

Swap Contracts	$60,931,672	$(54,490,779)	$6,440,893	$3,514,744	$ —	$2,926,149

DoubleLine Strategic Commodity Fund (Consolidated)

Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged

Swap Contracts	$3,589,045	$—	$3,589,045	$3,285,670	$ —	$303,375

DoubleLine Shiller Enhanced International CAPE®

Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received

Forwards	$209,463	$(209,463)	$—	$—	$ —	$—

Swap Contracts	148,769	(18,532)	130,237	—	—	130,237

	$358,232	$(227,995)	$130,237	$—	$ —	$130,237

Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged

Forwards	$1,128,942	$(209,463)	$919,479	$764,214	$ —	$155,265

Swap Contracts	72,810	(18,532)	54,278	22,774	—	31,504

	$1,201,752	$(227,995)	$973,757	$786,988	$ —	$186,769

DoubleLine Real Estate and Income Fund

Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged

Swap Contracts	$194,590	$—	$194,590	$—	$194,590	$—

DoubleLine Multi-Asset Trend Fund (Consolidated)

Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received

Swap Contracts	$5,494	$(5,494)	$—	$—	$ —	$—

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Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged

Swap Contracts	$330,936	$(5,494)	$325,442	$325,442	$ —	$—

10.  Bank Loans

The Funds may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Funds may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Funds may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Funds may invest include those that pay fixed rates of interest and those that pay floating rates—i.e., rates that adjusted periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (SOFR) and secondarily, the prime rate offered by one or more United States banks (the Prime Rate). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3 month tenors and may also be subject to a credit spread adjustment. The Funds may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.

Securities purchased on a delayed delivery basis are marked-to-market daily and no income accrues to the Funds prior to the date the Funds actually take delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.

11.  Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available to the Trust, excluding the DoubleLine Emerging Markets Local Currency Bond Fund, (the “DoubleLine Funds”) an uncommitted $725,000,000 credit facility for short term liquidity in connection with shareholder redemptions. Under the terms of the credit facility, borrowings for each DoubleLine Fund are limited to one-third of the total assets (including the amount borrowed) of such DoubleLine Fund. Fifty percent of the credit facility is available to all of the DoubleLine Funds, on a first come, first served basis. The remaining 50% of the credit facility is allocated among the DoubleLine Funds in accordance with procedures adopted by the Board. Borrowings under this credit facility bear interest at the greater of 0.00% or the Bank’s prime rate less 1.00%.

The Bank has also made available to the DoubleLine Floating Rate Fund a committed $50,000,000 credit facility. Borrowings under this credit facility bear interest at the greater of 0.00% or the Bank’s prime rate less 1.00%.

State Street Bank and Trust Company has made available to the DoubleLine Emerging Markets Local Currency Bond Fund an uncommitted $30,000,000 credit facility with an annual non-refundable facility fee of $50,000. Under the terms of the credit facility, borrowings are limited to 15% of the Fund’s total assets. Borrowings under this credit facility bear interest at 0.10% plus 1.25% plus the greater of the Federal Funds Rate or the Overnight Bank Funding Rate as in effect on that day.

For the period ended September 30, 2023, the Funds’ credit facility activity is as follows:

	Average Borrowings	Maximum Amount Outstanding	Interest Expense	Commitment Fee	Average Interest Rate

DoubleLine Emerging Markets Fixed Income Fund	$1,303,778	$3,023,000	$4,807	$—	7.40%

DoubleLine Floating Rate Fund	$—	$—	$—	$30,500	—

DoubleLine Low Duration Emerging Markets Fixed Income Fund	$188,826	$607,000	$877	$—	7.25%

DoubleLine Long Duration Total Return Bond Fund	$1,609,000	$1,609,000	$324	$—	7.25%

DoubleLine Infrastructure Income Fund	$783,400	$1,941,000	$789	$—	7.25%

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Notes to Financial Statements (Cont.)

12.  Significant Shareholder Holdings

As of September 30, 2023, shareholders affiliated with the Funds and/or Advisers (other than other DoubleLine Funds) owned shares of the Funds as follows:

	Shares	% of Total Outstanding Shares - Per Class	% of Total Outstanding Shares - Total Fund

DoubleLine Emerging Markets Local Currency Bond Fund - Class I	1,070,026	84%	75%

DoubleLine Emerging Markets Local Currency Bond Fund - Class N	10,716	7%	75%

DoubleLine Real Estate and Income Fund - Class I	580,361	76%	70%

DoubleLine Real Estate and Income Fund - Class N	11,698	15%	70%

DoubleLine Multi-Asset Trend Fund (Consolidated) - Class I	1,223,474	75%	74%

DoubleLine Multi-Asset Trend Fund (Consolidated) - Class N	12,280	37%	74%

Investment activities of these shareholders could have a material affect on each Fund. See the description of Large Shareholder Risk in the following Principal Risks Note. For information on greater than 5% holders of certain Funds by other DoubleLine Funds, see Note 3 on Related and Other Party Transactions.

13.  To-Be-Announced Securities

The Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling mortgage-backed securities. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBAs trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage- backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Fund’s exposure to interest rate risk and could also expose the Fund to counterparty default risk. In order to mitigate counterparty default risk, the Fund only enters TBAs with counterparties for which the risk of default is determined to be remote.

14.  Principal Risks:

Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

active management risk:  the risk that a Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

•

asset-backed securities investment risk:  the risk that borrowers may default on the obligations that underlie the asset- backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which a Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	cash position risk: the risk that to the extent that a Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.

•

collateralized debt obligations risk:  the risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other

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classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

•

commodities risk:  the risk that the value of a Fund’s shares may be affected by changes in the values of the Fund’s investment exposures to commodities or commodity-related instruments, which may be extremely volatile and difficult to value. The value of commodities and commodity-related instruments may be affected by market movements, commodity index volatility, changes in interest rates, or factors affecting supply, demand and/or other market fundamentals with respect to a particular sector, industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A Fund will likely at times have significant exposure to particular sectors through its commodities-related investments, including, for example, the energy sector, industrial metals precious metals, and agricultural and livestock sectors and may be exposed to greater risk associated with events affecting those sectors.

•

confidential information access risk:  the risk that the intentional or unintentional receipt of material, non-public information (“Confidential Information”) by the Adviser could limit a Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities on behalf of the Fund, potentially for a substantial period of time.

•

counterparty risk:  the risk that a Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that a Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:

°

credit risk:  the risk that an issuer, counterparty or other obligor to a Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (commonly known as “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.

°

extension risk:  the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

°

interest rate risk:  the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

°

prepayment risk:  the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a Fund.

•

defaulted securities risk:  the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

•

derivatives risk:  the risk that an investment in derivatives will not perform as anticipated by an Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase a Fund’s transaction costs, or will increase a Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s

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Notes to Financial Statements (Cont.)

counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing a Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Recent changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

•

emerging market country risk:  the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that a Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.

•

equity issuer risk:  the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.

•

financial services risk:  the risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: (i) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital of funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios; (v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; (viii) events leading to limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, leading to market-wide liquidity problems; and (ix) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.

•

focused investment risk:  the risk that a Fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a Fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of a Fund’s investments denominated in foreign currencies.

•

foreign investing risk:  the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

•

high yield risk:  the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as “junk bonds”, have a

126	DoubleLine Funds Trust

(Unaudited) September 30, 2023

higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•

index risk:  the risk that the portion of a Fund invested in instruments based on an index or basket of commodities or that use an index or basket of commodities as the reference asset may not match or may underperform the return of the index or basket for a number of reasons, including, for example, (i) the performance of derivatives related to an index or basket in which a Fund invests may not correlate with the performance of the index or basket and/or may underperform the index or basket due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the index or basket, or the Fund may be unable to find parties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out an index’s methodology, or an index provider may incorrectly report information concerning the index. There can be no guarantee that any index, will be maintained indefinitely or that a Fund will be able to continue to utilize a specific index to implement the Fund’s principal investment strategies indefinitely.

•

inflation-indexed bond risk:  the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by a Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

•

investment company and exchange-traded fund risk:  the risk that an investment company or other pooled investment vehicle, including any exchange-traded funds (“ETFs”) or money market funds, in which a Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. A Fund must pay its pro rata portion of an investment company’s fees and expenses. To the extent the Adviser determines to invest Fund assets in other investment companies, the Adviser will have an incentive to invest in other DoubleLine funds over investment companies sponsored or managed by others and to maintain such investments once made due to its own financial interest in those products and other business considerations.

•

large shareholder risk:  the risk that certain account holders, including an Adviser or funds or accounts over which an Adviser (or related parties of an Adviser) has investment discretion, may from time to time own or control a significant percentage of a Fund’s shares. A Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by an Adviser (or related parties of an Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of a Fund’s portfolio, increase a Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

•

leveraging risk:  the risk that certain investments by a Fund involving leverage may have the effect of increasing the volatility of value of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

limited operating history risk:  the risk that a recently formed fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•	liquidity risk: the risk that a Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.

•

loan risk:  the risk that (i) if a Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution; (ii) any collateral securing a loan may be insufficient or unavailable to a Fund because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of a Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix) if a Fund invests in loans that contain fewer or less restrictive constraints on the borrower than

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Notes to Financial Statements (Cont.)

certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund.

•

market capitalization risk:  the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect a Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.

•

market risk:  the risk that markets will perform poorly or that the returns from the securities in which a Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of a Fund’s investments may become highly illiquid. Recently, there have been inflationary price movements. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. The U.S. Federal Reserve has been raising interest rates from historically low levels and may continue to raise interest rates. Any additional interest rate increases in the future could cause the value of a Fund’s holdings to decrease.

•

mortgage-backed securities risk:  the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. A Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and re-payment of principal to other classes of the issuer’s securities.

•

operational and information security risks:  an investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in investment losses to a Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

•

portfolio turnover risk:  the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

•

real estate sector risk:  the risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional, and general market conditions. Along with the risks common to different types of real estate-related investments, real estate investment trusts (“REITs”), no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow earned on the property interests they hold.

128	DoubleLine Funds Trust

(Unaudited) September 30, 2023

•

restricted securities risk:  the risk that a Fund may be prevented or limited by law or the terms of an agreement from selling a security (a “restricted security”). To the extent that a Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time and a Fund may be unable to dispose of the security promptly at reasonable prices or at all. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•

securities or sector selection risk:  the risk that the securities held by a Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent a Fund allocates a higher percentage of its investment portfolio to a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors.

•	short position risk: the risk that an increase in the value of an instrument, index or interest rate with respect to which a Fund has established a short position will result in a loss to the Fund.

•

sovereign debt obligations risk:  the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner.

•

structured products and structured notes risk:  the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“reference measure”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. In addition to the general risks associated with fixed income securities discussed herein, structured products carry additional risks including, but not limited to: (i) the possibility that distributions from underlying investments will not be adequate to make interest or other payments; (ii) the quality of the underlying investments may decline in value or default; (iii) the possibility that the security may be subordinate to other classes of the issuer’s securities; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) because the structured products are generally privately offered and sold, they may be thinly traded or have a limited trading market, which may increase a Fund’s illiquidity and reduce the Fund’s income and the value of the investment, and the Fund may be unable to find qualified buyers for these securities.

•

tax risk:  in order to qualify as a regulated investment company under the Internal Revenue Code, a Fund must meet requirements regarding, among other things, the source of its income. Certain investments in commodity-linked derivatives do not give rise to qualifying income for this purpose, and it is possible that certain investments in other commodity-linked instruments, ETFs and other investment pools will not give rise to qualifying income. Any income a Fund derives from investments in instruments that do not generate qualifying income must be limited to a maximum of 10% of a Fund’s annual gross income. If a Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If a Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.

•

U.S. Government securities risk:  the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

•

valuation risk:  the risk that a Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. The valuation of a Fund’s investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.

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Notes to Financial Statements (Cont.)

15.  Recently Issued Accounting Pronouncements and Other Regulatory Matters

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Funds’ financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment. Management is currently evaluating the impact of these amendments on the Funds’ financial statements.

16.  Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On October 31, 2023, the DoubleLine Multi-Asset Growth Fund and the DoubleLine Real Estate and Income Fund were liquidated under a plan of liquidation previously approved by the Board. The Funds have determined there are no additional subsequent events that would need to be disclosed in the Funds’ financial statements.

130	DoubleLine Funds Trust

Shareholder Expenses	(Unaudited) September 30, 2023

Example

As a shareholder of the Funds, you incur two basic types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees and other Fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2023 through September 30, 2023. Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Actual Expenses

The actual return columns in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition to the expenses shown below in the table, as a shareholder you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the funds’ transfer agent, U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services). Currently, if you request a redemption be made by wire, a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares that have been held for 90 days or less in the DoubleLine Floating Rate Fund. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. The transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Actual		Hypothetical (5% return before expenses)

		Fund’s Annualized Expense Ratio(b)	Beginning Account Value	Ending Account Value at 9/30/23	Expenses Paid During Period(a)(b)	Ending Account Value at 9/30/23	Expenses Paid During Period(a)(b)

DoubleLine Total Return Bond Fund	Class I	0.50%	$1,000	$958	$2.45	$1,023	$2.53

	Class N	0.75%	$1,000	$956	$3.67	$1,021	$3.79

	Class R6	0.43%	$1,000	$957	$2.10	$1,023	$2.17

DoubleLine Core Fixed Income Fund	Class I	0.44%	$1,000	$965	$2.16	$1,023	$2.23

	Class N	0.69%	$1,000	$964	$3.39	$1,022	$3.49

	Class R6	0.41%	$1,000	$966	$2.02	$1,023	$2.07

DoubleLine Emerging Markets Fixed Income Fund	Class I	0.90%	$1,000	$1,007	$4.52	$1,021	$4.55

	Class N	1.15%	$1,000	$1,007	$5.77	$1,019	$5.81

DoubleLine Multi-Asset Growth Fund (Consolidated)	Class I	1.04%	$1,000	$982	$5.15	$1,020	$5.25

	Class A	1.30%	$1,000	$982	$6.44	$1,019	$6.56

DoubleLine Low Duration Bond Fund	Class I	0.43%	$1,000	$1,020	$2.17	$1,023	$2.17

	Class N	0.68%	$1,000	$1,020	$3.43	$1,022	$3.44

	Class R6	0.39%	$1,000	$1,021	$1.97	$1,023	$1.97

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Shareholder Expenses (Cont.)

				Actual		Hypothetical (5% return before expenses)

		Fund’s Annualized Expense Ratio(b)	Beginning Account Value	Ending Account Value at 9/30/23	Expenses Paid During Period(a)(b)	Ending Account Value at 9/30/23	Expenses Paid During Period(a)(b)

DoubleLine Floating Rate Fund	Class I	0.68%	$1,000	$1,047	$3.48	$1,022	$3.44

	Class N	0.93%	$1,000	$1,045	$4.76	$1,020	$4.70

DoubleLine Shiller Enhanced CAPE®	Class I	0.56%	$1,000	$1,036	$2.85	$1,022	$2.83

	Class N	0.81%	$1,000	$1,035	$4.12	$1,021	$4.09

	Class R6	0.51%	$1,000	$1,036	$2.60	$1,022	$2.58

DoubleLine Flexible Income Fund	Class I	0.75%	$1,000	$1,024	$3.80	$1,021	$3.79

	Class N	1.00%	$1,000	$1,022	$5.05	$1,020	$5.05

	Class R6	0.70%	$1,000	$1,023	$3.54	$1,022	$3.54

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Class I	0.59%	$1,000	$1,022	$2.98	$1,022	$2.98

	Class N	0.84%	$1,000	$1,020	$4.24	$1,021	$4.24

DoubleLine Long Duration Total Return Bond Fund	Class I	0.50%	$1,000	$871	$2.34	$1,023	$2.53

	Class N	0.75%	$1,000	$871	$3.51	$1,021	$3.79

DoubleLine Strategic Commodity Fund (Consolidated)	Class I	1.06%	$1,000	$1,053	$5.44	$1,020	$5.35

	Class N	1.31%	$1,000	$1,053	$6.72	$1,018	$6.61

DoubleLine Global Bond Fund	Class I	0.58%	$1,000	$946	$2.82	$1,022	$2.93

	Class N	0.83%	$1,000	$944	$4.03	$1,021	$4.19

DoubleLine Infrastructure Income Fund	Class I	0.56%	$1,000	$989	$2.79	$1,022	$2.83

	Class N	0.81%	$1,000	$988	$4.03	$1,021	$4.09

DoubleLine Shiller Enhanced International CAPE®	Class I	0.62%	$1,000	$947	$3.02	$1,022	$3.13

	Class N	0.87%	$1,000	$946	$4.23	$1,021	$4.39

DoubleLine Real Estate and Income Fund	Class I	0.65%	$1,000	$892	$3.07	$1,022	$3.29

	Class N	0.90%	$1,000	$891	$4.25	$1,021	$4.55

DoubleLine Emerging Markets Local Currency Bond Fund	Class I	0.90%	$1,000	$993	$4.48	$1,021	$4.55

	Class N	1.15%	$1,000	$992	$5.73	$1,019	$5.81

DoubleLine Income Fund	Class I	0.65%	$1,000	$1,022	$3.29	$1,022	$3.29

	Class N	0.90%	$1,000	$1,021	$4.55	$1,021	$4.55

DoubleLine Multi-Asset Trend Fund (Consolidated)	Class I	0.33%	$1,000	$1,003	$1.65	$1,023	$1.67

	Class N	0.58%	$1,000	$1,001	$2.90	$1,022	$2.93

(a) Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(b) Reflects fee waiver and expense limitation arrangements in effect during the period.

132	DoubleLine Funds Trust

Information About Proxy Voting	(Unaudited) September 30, 2023

Information about how a Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 877-DLine11 (877-354-6311) and on the SEC’s website at www.sec.gov.

A description of the Funds’ proxy voting policies and procedures is available (i) without charge, upon request, by calling 877-DLine11 (877-354-6311); and (ii) on the SEC’s website at www.sec.gov.

Information About Portfolio Holdings

It is the policy of the Trust to provide certain unaudited information regarding the portfolio composition of the Funds as of each month-end to shareholders and others upon request to the Funds, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter).

Shareholders and others who wish to obtain portfolio holdings for a particular month may make a request by contacting the Funds at no charge at 877-DLine11 (877-354-6311) between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for portfolio holdings may be made on a monthly basis pursuant to this procedure, or standing requests for portfolio holdings may be accepted.

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. When available, Part F of Form N-PORT is available on the SEC website at www.sec.gov.

This report includes summary Schedules of Investments for the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Shiller Enhanced CAPE® and DoubleLine Flexible Income Fund. A complete Schedule of Investments for each Fund may be obtained, without charge, upon request, by calling 877-DLine11 (877-354-6311) and on the SEC website at www.sec.gov.

Householding — Important Notice Regarding Delivery of Shareholder Documents

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free 877-DLine11 (877-354-6311) to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

Semi-Annual Report	|	September 30, 2023	133

Privacy Policy	(Unaudited) September 30, 2023

What Does DoubleLine Do With Your Personal Information?

This notice provides information about how DoubleLine (“we,” “our” and “us”) collects, discloses, and protects your personal information, and how you might choose to limit our ability to disclose certain information about you. Please read this notice carefully.

Why We Need Your Personal Information

All financial companies need to disclose customers’ personal information to run their everyday businesses, to appropriately tailor the services offered (where applicable), and to comply with our regulatory obligations. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request (where applicable), to make its customers aware of other financial products and services offered by a DoubleLine affiliated company, and to satisfy obligations we owe to regulatory bodies.

Information We May Collect

We may collect various types of personal data about you, including:

•

Your personal identification information, which may include your name and passport information, your IP address, politically exposed person (“PEP”) status, and such other information as may be necessary for us to provide our services to you and to complete our customer due diligence process and discharge anti-money laundering obligations;

•	Your contact information, which may include postal address and e-mail address and your home and mobile telephone numbers;
•	Your family relationships, which may include your marital status, the identity of your spouse and the number of children that you have;
•

Your professional and employment information, which may include your level of education and professional qualifications, your employment, employer’s name and details of directorships and other offices which you may hold; and

•

Financial information, risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, your bank details and your credit history.

Where We Obtain Your Personal Information

•	Information we receive about you on applications or other forms;
•	Information you may give us orally;
•	Information about your transactions with us or others;
•	Information you submit to us in correspondence, including emails or other electronic communications; and
•	Information about any bank account you use for transfers between your bank account and any DoubleLine investment account, including information provided when effecting wire transfers.

Information Collected From Websites

Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Our websites may contain links that are maintained or controlled by third parties with privacy policies that may differ, in some cases significantly, from the privacy policies described in this notice. Please read the privacy policies of such third parties and understand that accessing their websites is at your own risk. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.

We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate visitor’s use of the domain, compile statistical reports on domain activity, and provide other services related to our websites. For more information about Google Analytics, or to opt out of Google Analytics, please go to https://tools.google.com/dlpage/gaoptout. For more information about Adobe Analytics, or to opt out of Adobe Analytics, please go to: http://www.adobe.com/privacy/opt-out.html.

134	DoubleLine Funds Trust

(Unaudited) September 30, 2023

How And Why We May Disclose Your Information

DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•

It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide to you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

•

DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is required or authorized by law to do so, such as for the purpose of compliance with regulatory requirements or in the case of a court order, legal investigation, or other properly executed governmental request.

•

In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may disclose information to an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545. If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. We do not share your information to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.

Notice Related To The California Consumer Privacy Act (CCPA) And To “Natural Persons” Residing In The State Of California

DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“Personal Information”). Personal Information we collect from our customers and consumers is covered under the Gramm-Leach-Bliley Act (“GLBA”) and is therefore excluded from the scope of the California Consumer Privacy Act, as amended by the California Privacy Rights Act (together, “CCPA”).

However, for California residents who are not DoubleLine customers or consumers, as those terms are defined by GLBA, the personal information we collect about you is subject to the CCPA. As such, you have privacy rights with respect to your personal information. Please review the following applicable California privacy notice that is available at https://www.doubleline.com, or by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545.

CA Privacy Notice for Website Visitors, Media Subscribers and Business Representatives

CA Privacy Notice for Employees

Notice To “Natural Persons” Residing In The European Economic Area (The “EEA”)

If you reside in the EEA, we may transfer your personal information outside the EEA, and will ensure that it is protected and transferred in a manner consistent with legal requirements applicable to the information. This can be done in a number of different ways, for instance:

•	the country to which we send the personal information may have been assessed by the European Commission as providing an “adequate” level of protection for personal data; or
•	the recipient may have signed a contract based on standard contractual clauses approved by the European Commission.

In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA. In all cases, however, any transfer of your personal information will be compliant with applicable data protection law.

Notice To Investors In Cayman Islands Investment Funds

If you are a natural person, please review this notice as it applies to you directly. If you are a legal representative of a corporate or entity investor that provides us with any personal information about individuals (i.e., natural persons), you agree to furnish a copy of this notice to each such individual or otherwise advise them of its content.

Any international transfer of personal information will be compliant with the requirements of the Data Protection Act, 2017 of the Cayman Islands.

Privacy For Children

DoubleLine is concerned about the privacy of children. Our website and our services are not targeted at individuals under 18 years of age, and we do not knowingly collect any personal information from an individual under 18. If we learn that a child under the

Semi-Annual Report	|	September 30, 2023	135

Privacy Policy (Cont.)

age of 13 (or such higher age as required by applicable law) has submitted personally identifiable information online without parental consent, we will take all reasonable measures to delete such information from its databases and to not use such information for any purpose (except where necessary to protect the safety of the child or others as required or allowed by law). If you become aware of any personally identifiable information, we have collected from children under 13 (or such higher age as required by applicable law), please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545. We do not sell or share any personal information and have no actual knowledge about selling or sharing personal information of individuals under the age of 16.

Retention Of Personal Information And Security

Your personal information will be retained for as long as required:

•	for the purposes for which the personal information was collected;
•	in order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or
•	as required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to, U.S. laws and regulations applicable to our business.

We will undertake commercially reasonable efforts to protect the personal information that we hold with appropriate security measures.

Access To And Control Of Your Personal Information

Depending on your country of domicile or applicable law, you may have the following rights in respect of the personal information about you that we process:

•	the right to access and port personal information;
•	the right to rectify personal information;
•	the right to restrict the use of personal information;
•	the right to request that personal information is erased; and
•	the right to object to processing of personal information.

Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. In addition, if you invest in a DoubleLine fund through a financial intermediary, DoubleLine may not have access to personal information about you.

If you wish to exercise any of the rights set out above, please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545.

Changes To DoubleLine’s Privacy Policy

DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of such changes in accordance with applicable law.

136	DoubleLine Funds Trust

Investment Advisers:

DoubleLine Capital LP and DoubleLine Alternatives LP

2002 North Tampa Street

Suite 200

Tampa, FL 33602

Distributor:

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator and Transfer Agent:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Custodians:

U.S. Bank, N.A.

1555 North River Center Drive

Suite 302

Milwaukee, WI 53212

State Street Bank and Trust Company

Channel Center

1 Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017

Legal Counsel:

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Contact Information:

doubleline.com

fundinfo@doubleline.com

(877) DLine11 or (877) 354-6311

DL-SEMI-ANNUAL-SC

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602  || (813) 791 7333

fundinfo@doubleline.com || www.doubleline.com

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

The information required by this Item 6 (except with respect to the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Shiller Enhanced CAPE® and DoubleLine Flexible Income Fund) is included as part of the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Shiller Enhanced CAPE®, and DoubleLine Flexible Income Fund in its semi-annual report to shareholders, a copy of which is included under Item 1, for this reporting period. The DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Shiller Enhanced CAPE® and DoubleLine Flexible Income Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

2

DoubleLine Total Return Bond Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Asset Backed Obligations—4.5%
3,596,243	AASET Ltd., Series 2018-1A-B	5.44	%(a)(b)	01/16/2038	755,179
11,724,168	AASET Ltd., Series 2020-1A-A	3.35	%(a)	01/16/2040	9,980,456
26,635,000	Affirm Asset Securitization Trust, Series 2023-B-A	6.82	%(a)	09/15/2028	26,688,749
12,950,000	Aligned Data Centers Issuer LLC, Series 2021-1A-A2	1.94	%(a)	08/15/2046	11,343,196
11,550,000	Aligned Data Centers Issuer LLC, Series 2021-1A-B	2.48	%(a)	08/15/2046	9,938,736
1,093,912	Aqua Finance Trust, Series 2017-A-A	3.72	%(a)	11/15/2035	1,083,974
21,177,500	Bojangles Issuer LLC, Series 2020-1A-A2	3.83	%(a)	10/20/2050	19,422,787
2,321,049	Business Jet Securities LLC, Series 2020-1A-A	2.98	%(a)	11/15/2035	2,180,512
9,737,500	Cajun Global LLC, Series 2021-1-A2	3.93	%(a)	11/20/2051	8,545,183
12,977,900	CAL Funding Ltd., Series 2020-1A-A	2.22	%(a)	09/25/2045	11,315,864
15,000,000	CANON, Series 2021-0001	3.50	%(b)	11/05/2023	15,000,000
19,484,652	Carbon Level Mitigation Trust, Series 2021-3-CERT	1.93	%(a)(c)	09/08/2051	12,282,170
9,921,162	Castlelake Aircraft Structured Trust, Series 2017-1R-A	2.74	%(a)	08/15/2041	9,077,447
5,190,000	CLI Funding LLC, Series 2020-1A-A	2.08	%(a)	09/18/2045	4,490,518
29,884,416	CLMTE, Series 2022-3	0.23	%(a)	11/21/2052	22,035,633
11,995,313	Coinstar Funding LLC, Series 2017-1A-A2	5.22	%(a)	04/25/2047	10,031,710
2,221,198	Commonbond Student Loan Trust, Series 2016-A-A1	3.32	%(a)	05/25/2040	2,084,994
2,691,194	Credit Suisse ABS Trust, Series 2020-AT1-A	2.61	%(a)	10/15/2026	2,659,149
18,200,000	CyrusOne Data Centers Issuer I LLC, Series 2023-1A-A2	4.30	%(a)	04/20/2048	16,080,579
39,300,000	DataBank Issuer, Series 2021-1A-A2	2.06	%(a)	02/27/2051	34,565,289
31,000,000	DataBank Issuer, Series 2021-2A-A2	2.40	%(a)	10/25/2051	26,750,350
3,350,000	DataBank Issuer, Series 2021-2A-B	2.79	%(a)	10/25/2051	2,822,721
28,246,875	DB Master Finance LLC, Series 2021-1A-A23	2.79	%(a)	11/20/2051	21,852,308
6,000,000	Diamond Issuer, Series 2021-1A-B	2.70	%(a)	11/20/2051	4,912,950
16,697,444	Dividend Solar Loans LLC, Series 2019-1-A	3.67	%(a)	08/22/2039	14,269,940
28,611,516	ECAF Ltd., Series 2015-1A-A2	4.95	%(a)	06/15/2040	17,774,046
1,433,840	Falcon Aerospace Ltd., Series 2017-1-A	4.58	%(a)	02/15/2042	1,352,885
1,044,495	Foundation Finance Trust, Series 2019-1A-A	3.86	%(a)	11/15/2034	1,032,147
9,817,897	GAIA Aviation Ltd., Series 2019-1-A	3.97	%(a)(d)	12/15/2044	8,768,118

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
22,197,870	Global SC Finance SRL, Series 2020-1A-A	2.17	%(a)	10/17/2040	19,789,992
2,009,559	HERO Funding Trust, Series 2016-3A-A2	3.91	%(a)	09/20/2042	1,776,512
5,334,253	HERO Funding Trust, Series 2016-4A-A2	4.29	%(a)	09/20/2047	4,752,612
13,725,436	Horizon Aircraft Finance Ltd., Series 2019-1-A	3.72	%(a)	07/15/2039	11,865,612
37,050,000	Jack in the Box Funding LLC, Series 2019-1A-A23	4.97	%(a)	08/25/2049	33,164,952
5,508,375	Jersey Mike’s Funding, Series 2019-1A-A2	4.43	%(a)	02/15/2050	5,074,349
20,640,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	%(a)	07/30/2047	19,037,764
8,290,311	JOL Air Ltd., Series 2019-1-A	3.97	%(a)	04/15/2044	7,522,471
53,858,461	Labrador Aviation Finance Ltd., Series 2016-1A-A1	4.30	%(a)	01/15/2042	46,273,143
1,505,359	Loanpal Solar Loan Ltd., Series 2021-1GS-B	2.84	%(a)	01/20/2048	1,065,306
11,762,700	Lunar Aircraft Ltd., Series 2020-1A-A	3.38	%(a)	02/15/2045	10,207,024
1,083,594	Lunar Structured Aircraft Portfolio Notes, Series 2021-1-B	3.43	%(a)	10/15/2046	905,320
32,850,125	ME Funding LLC, Series 2019-1-A2	6.45	%(a)	07/30/2049	32,240,414
12,600,020	Mosaic Solar Loan Trust, Series 2017-2A-A	3.82	%(a)	06/22/2043	11,297,555
7,505,369	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01	%(a)	06/22/2043	6,757,221
9,816,289	Mosaic Solar Loan Trust, Series 2018-2GS-A	4.20	%(a)	02/22/2044	8,750,792
1,620,691	Mosaic Solar Loan Trust, Series 2019-1A-A	4.37	%(a)	12/21/2043	1,467,648
23,000,000	Navient Private Education Loan Trust, Series 2017-A-B	3.91	%(a)	12/16/2058	22,037,002
11,000,000	Navient Private Education Loan Trust, Series 2018-BA-B	4.13	%(a)	12/15/2059	9,903,112
11,404,017	Navigator Aircraft Ltd., Series 2021-1-B	3.57	%(a)(d)	11/15/2046	9,347,736
14,418,125	Neighborly Issuer LLC, Series 2021-1A-A2	3.58	%(a)	04/30/2051	12,078,295
1,855,944	Oxford Finance Funding LLC, Series 2019-1A-A2	4.46	%(a)	02/15/2027	1,853,687
13,600,000	Pagaya AI Debt Trust, Series 2023-5-A	7.18	%(a)	04/15/2031	13,624,071
16,043,000	Pagaya AI Debt Trust, Series 2023-6-A	7.13	%(a)	06/16/2031	16,087,824
33,354,724	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97	%(a)	06/15/2044	28,874,117
12,529,125	Primrose Funding LLC, Series 2019-1A-A2	4.48	%(a)	07/30/2049	11,663,307
27,774,980	Project Silver, Series 2019-1-A	3.97	%(a)	07/15/2044	23,789,660
25,039,950	Purewest Funding LLC, Series 2021-1-A1	4.09	%(a)	12/22/2036	23,766,160
13,486,041	Raptor Aircraft Finance LLC, Series 2019-1-A	4.21	%(a)	08/23/2044	10,823,923
33,926,943	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	30,433,757

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,832,330	Renew, Series 2017-2A-A	3.22	%(a)	09/22/2053	5,896,456
29,811,127	Research-Driven Pagaya Motor Asset Trust, Series 2021-2A-A	2.65	%(a)	03/25/2030	26,617,860
34,510,034	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	%(a)	03/15/2040	29,060,175
9,037,185	Sapphire Aviation Finance Ltd., Series 2020-1A-B	4.34	%(a)(b)	03/15/2040	6,425,944
17,705,625	SEB Funding LLC, Series 2021-1A-A2	4.97	%(a)	01/30/2052	15,851,901
3,953,677	ServiceMaster Funding LLC, Series 2020-1-A2II	3.34	%(a)	01/30/2051	3,116,830
18,894,210	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75	%(a)	10/15/2042	16,120,351
1,966,849	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-C	1.95	%(a)	09/20/2038	1,798,269
2,360,219	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-D	3.23	%(a)	09/20/2038	2,130,016
4,793,625	SLM Private Credit Student Loan Trust, Series 2006-A-A5, Series 2006-A-A5 (Secured Overnight Financing Rate 3 Month + 0.55%)	5.96%		06/15/2039	4,625,398
3,678,855	SLM Private Credit Student Loan Trust, Series 2006-B-A5, Series 2006-B-A5 (Secured Overnight Financing Rate 3 Month + 0.53%)	5.94%		12/15/2039	3,532,392
33,446,826	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	%(a)	08/15/2030	31,985,902
500,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	%(a)(b)(e)	08/15/2030	6,624,388
8,752,063	SoFi Alternative Trust, Series 2021-1-PT2	9.72	%(a)(c)	05/25/2030	8,583,604
36,921,304	SoFi Alternative Trust, Series 2021-3-A	1.50	%(a)	11/15/2030	35,247,329
950,000	SoFi Alternative Trust, Series 2021-3-R1	0.00	%(a)(b)(e)	11/15/2030	15,967,592
17,758,168	SoFi Professional Loan Program LLC, Series 2017-E-B	3.49	%(a)	11/26/2040	16,879,045
13,000,000	SoFi Professional Loan Program LLC, Series 2017-E-C	4.16	%(a)	11/26/2040	11,658,772
22,800,000	SoFi Professional Loan Program LLC, Series 2018-A-B	3.61	%(a)	02/25/2042	20,092,817
18,000,000	SoFi Professional Loan Program Trust, Series 2018-B-BFX	3.83	%(a)	08/25/2047	16,072,961
20,215,756	Sprite Ltd., Series 2021-1-A	3.75	%(a)	11/15/2046	18,151,363
5,750,000	Stack Infrastructure Issuer LLC, Series 2020-1A-A2	1.89	%(a)	08/25/2045	5,224,444
15,044,492	Start Ltd., Series 2018-1-A	4.09	%(a)	05/15/2043	13,324,320
3,106,938	Stonepeak, Series 2021-1A-A	2.68	%(a)	02/28/2033	2,815,498
5,955,805	Stonepeak, Series 2021-1A-B	3.82	%(a)	02/28/2033	5,105,620
35,553,666	Sunbird Engine Finance LLC, Series 2020-1A-A	3.67	%(a)	02/15/2045	30,067,629
12,371,758	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87	%(a)	07/20/2048	11,272,883
11,687,329	Sunnova Helios Issuer LLC, Series 2019-AA-A	3.75	%(a)	06/20/2046	10,325,378
12,517,171	Sunnova Helios Issuer LLC, Series 2021-C-B	2.33	%(a)	10/20/2048	10,200,148
29,000,269	Sunnova Helios Sol Issuer LLC, Series 2020-2A-A	2.73	%(a)	11/01/2055	22,831,399

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,417,875	Taco Bell Funding LLC, Series 2021-1A-A23	2.54	%(a)	08/25/2051	5,663,594
5,207,250	Taco Bell Funding LLC, Series 2021-1A-A2I	1.95	%(a)	08/25/2051	4,516,671
13,700,000	TAL Advantage LLC, Series 2020-1A-A	2.05	%(a)	09/20/2045	12,054,140
2,911,250	TAL Advantage LLC, Series 2020-1A-B	3.29	%(a)	09/20/2045	2,565,236
8,558,455	Textainer Marine Containers Ltd., Series 2020-1A-A	2.73	%(a)	08/21/2045	7,784,025
7,637,748	Textainer Marine Containers Ltd., Series 2020-2A-A	2.10	%(a)	09/20/2045	6,705,974
2,488,120	Textainer Marine Containers Ltd., Series 2020-2A-B	3.34	%(a)	09/20/2045	2,192,407
6,666,667	Textainer Marine Containers Ltd., Series 2021-3A-A	1.94	%(a)	08/20/2046	5,473,301
1,980,633	Upgrade Master Credit Pass-Thru Trust, Series 2021-PT1-A	26.53	%(a)(c)	08/15/2027	1,615,503
4,078,588	Upgrade Master Pass-Thru Trust, Series 2021-PT1-A	14.29	%(a)(c)	04/15/2027	3,800,106
3,859,704	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	13.88	%(a)(c)	07/15/2027	3,533,389
2,421,579	Upgrade Master Pass-Thru Trust, Series 2021-PT4-A	10.39	%(a)(c)	08/15/2027	2,307,634
6,681,538	Upgrade Master Pass-Thru Trust, Series 2021-PT5-A	17.19	%(a)(c)	10/15/2027	6,185,581
4,438,828	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	%(a)	12/20/2026	4,348,120
3,728,867	Upstart Pass-Through Trust, Series 2021-ST1-A	2.75	%(a)	02/20/2027	3,632,118
1,817,093	Upstart Securitization Trust, Series 2020-2-A	2.31	%(a)	11/20/2030	1,786,859
271,723	Upstart Securitization Trust, Series 2021-3-A	0.83	%(a)	07/20/2031	270,822
10,000,000	Upstart Securitization Trust, Series 2021-3-B	1.66	%(a)	07/20/2031	9,789,517
7,500,000	Upstart Securitization Trust, Series 2021-3-C	3.28	%(a)	07/20/2031	6,850,568
32,425,000	Vantage Data Centers LLC, Series 2020-2A-A2	1.99	%(a)	09/15/2045	27,161,712
54,400,000	Vault DI Issuer LLC, Series 2021-1A-A2	2.80	%(a)	07/15/2046	47,367,881
16,815,592	Vivint Solar Financing LLC, Series 2018-1A-A	4.73	%(a)	04/30/2048	15,109,675
15,983,941	VR Funding LLC, Series 2020-1A-A	2.79	%(a)	11/15/2050	14,024,272
6,663,755	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10	%(a)(c)	01/14/2026	6,361,820
18,952,500	Wendy’s Funding LLC, Series 2019-1A-A2II	4.08	%(a)	06/15/2049	16,699,825
43,163,730	Willis Engine Structured Trust, Series 2020-A-A	3.23	%(a)	03/15/2045	36,363,026
10,342,500	Wingstop Funding LLC, Series 2020-1A-A2	2.84	%(a)	12/05/2050	8,982,400
6,245,353	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61	%(a)	10/15/2038	5,441,338

Total Asset Backed Obligations (Cost $1,630,100,444)					1,441,523,126

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Collateralized Loan Obligations—3.3%
2,000,000	Anchorage Capital Ltd., Series 2014-3RA-B (Secured Overnight Financing Rate 3 Month + 1.76%)	7.13	%(a)	01/28/2031	1,972,000
20,000,000	Anchorage Capital Ltd., Series 2018-10A-A1A (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.77	%(a)	10/15/2031	19,967,000
3,000,000	Apidos, Series 2013-12A-CR (Secured Overnight Financing Rate 3 Month + 2.06%)	7.37	%(a)	04/15/2031	2,926,255
5,000,000	BlueMountain Ltd., Series 2018-2A-B (Secured Overnight Financing Rate 3 Month + 1.96%, 1.70% Floor)	7.33	%(a)	08/15/2031	4,930,000
16,500,000	Capital Four Ltd., Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.78	%(a)	01/18/2035	16,281,545
18,500,000	Carlyle Global Market Strategies Ltd., Series 2022-2A-A2 (Secured Overnight Financing Rate 3 Month + 2.00%, 2.00% Floor)	7.33	%(a)	04/20/2035	18,383,450
10,000,000	Cathedral Lake Ltd., Series 2021-8A-A1 (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.82	%(a)	01/20/2035	9,884,584
11,500,000	CIFC Funding Ltd., Series 2022-3A-B (Secured Overnight Financing Rate 3 Month + 2.00%, 2.00% Floor)	7.33	%(a)	04/21/2035	11,445,950
3,500,000	Dryden Ltd., Series 2017-53A-B (Secured Overnight Financing Rate 3 Month + 1.66%)	6.97	%(a)	01/15/2031	3,468,850
25,500,000	Elevation Ltd., Series 2018-9A-A1 (Secured Overnight Financing Rate 3 Month + 1.38%, 1.38% Floor)	6.69	%(a)	07/15/2031	25,415,901
13,000,000	Franklin Park Place LLC, Series 2022-1A-A (Secured Overnight Financing Rate 3 Month + 1.40%, 1.40% Floor)	6.71	%(a)	04/14/2035	12,862,946
58,370,000	Greywolf Ltd., Series 2018-1A-A1 (Secured Overnight Financing Rate 3 Month + 1.29%)	6.64	%(a)	04/26/2031	58,150,768
2,108,959	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (Secured Overnight Financing Rate 3 Month + 5.26%)	10.63	%(a)(b)	04/28/2025	495,632
13,000,000	Halsey Point Ltd., Series 2019-1A-B1 (Secured Overnight Financing Rate 3 Month + 2.46%, 2.20% Floor)	7.79	%(a)	01/20/2033	12,994,939
28,577,939	Harbourview LLC, Series 7RA-A1 (Secured Overnight Financing Rate 3 Month + 1.39%, 1.13% Floor)	6.70	%(a)	07/18/2031	28,489,762
6,000,000	Jamestown Ltd., Series 2018-11A-A2 (Secured Overnight Financing Rate 3 Month + 1.96%)	7.27	%(a)	07/14/2031	5,952,000
49,914,757	Jamestown Ltd., Series 2018-6RA-A1 (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.76	%(a)	04/25/2030	49,802,449
5,000,000	Jamestown Ltd., Series 2018-6RA-A2A (Secured Overnight Financing Rate 3 Month + 2.04%, 1.78% Floor)	7.39	%(a)	04/25/2030	4,983,500
4,500,000	Jamestown Ltd., Series 2019-1A-A2 (Secured Overnight Financing Rate 3 Month + 2.41%, 2.15% Floor)	7.74	%(a)	04/20/2032	4,501,223
15,000,000	LCM LP, Series 17A-A2RR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.72	%(a)	10/15/2031	14,852,907
12,500,000	Marble Point Ltd., Series 2020-2A-A1R (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.78	%(a)	10/15/2034	12,365,774
55,000,000	Marble Point Ltd., Series 2021-2A-A (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.81	%(a)	07/25/2034	54,443,790
50,000,000	Marble Point Ltd., Series 2021-4A-A1 (3 Month LIBOR USD + 1.21%, 1.21% Floor)	6.82	%(a)	01/22/2035	49,827,545
54,500,000	MidOcean Credit, Series 2018-9A-A1 (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.74	%(a)	07/20/2031	54,377,375
57,907,447	MKS Ltd., Series 2017-1A-AR (Secured Overnight Financing Rate 3 Month + 1.26%, 1.00% Floor)	6.59	%(a)	07/20/2030	57,750,576
54,217,212	MKS Ltd., Series 2017-2A-A (Secured Overnight Financing Rate 3 Month + 1.45%, 1.19% Floor)	6.78	%(a)	01/20/2031	54,025,272
34,148,131	MP Ltd., Series 2013-1A-AR (Secured Overnight Financing Rate 3 Month + 1.51%)	6.84	%(a)	10/20/2030	34,128,472
30,000,000	Nassau Ltd., Series 2018-IA-A (Secured Overnight Financing Rate 3 Month + 1.41%)	6.72	%(a)	07/15/2031	29,756,274
25,616,514	Northwoods Capital Ltd., Series 2018-11BA-A1 (Secured Overnight Financing Rate 3 Month + 1.36%, 1.10% Floor)	6.68	%(a)	04/19/2031	25,538,365

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
75,000,000	OFSI Fund Ltd., Series 2018-1A-A (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.72	%(a)	07/15/2031	74,548,785
8,000,000	Prudential PLC, Series 2018-1A-A (Secured Overnight Financing Rate 3 Month + 1.41%)	6.72	%(a)	07/15/2031	7,959,412
2,500,000	Regatta Funding Ltd., Series 2018-1A-B (Secured Overnight Financing Rate 3 Month + 1.91%)	7.22	%(a)	07/17/2031	2,482,250
25,000,000	Sound Point Ltd., Series 2013-3RA-A (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.72	%(a)	04/18/2031	24,792,943
18,000,000	Sound Point Ltd., Series 2018-2A-C (Secured Overnight Financing Rate 3 Month + 2.21%)	7.56	%(a)	07/26/2031	17,362,440
28,000,000	Sound Point Ltd., Series 2018-3A-A1A (Secured Overnight Financing Rate 3 Month + 1.44%, 1.18% Floor)	6.79	%(a)	10/26/2031	27,687,850
25,250,000	Sound Point Ltd., Series 2020-2A-AR (Secured Overnight Financing Rate 3 Month + 1.44%, 1.18% Floor)	6.79	%(a)	10/25/2034	25,056,918
12,808,983	Steele Creek Ltd., Series 2014-1RA-A (Secured Overnight Financing Rate 3 Month + 1.33%, 1.07% Floor)	6.67	%(a)	04/21/2031	12,792,972
32,659,932	Steele Creek Ltd., Series 2016-1A-AR (Secured Overnight Financing Rate 3 Month + 1.38%, 1.12% Floor)	6.79	%(a)	06/15/2031	32,402,852
10,000,000	Steele Creek Ltd., Series 2019-1A-BR (Secured Overnight Financing Rate 3 Month + 2.06%, 1.80% Floor)	7.37	%(a)	04/15/2032	9,833,000
4,000,000	THL Credit Wind River Ltd., Series 2013-2A-CR (Secured Overnight Financing Rate 3 Month + 2.26%)	7.57	%(a)	10/18/2030	3,892,444
17,389,727	THL Credit Wind River Ltd., Series 2014-2A-AR (Secured Overnight Financing Rate 3 Month + 1.40%, 1.14% Floor)	6.71	%(a)	01/15/2031	17,304,592
20,000,000	Trimaran CAVU LLC, Series 2021-3A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.78	%(a)	01/18/2035	19,831,544
15,000,000	Unity-Peace Park Ltd., Series 2022-1A-B (Secured Overnight Financing Rate 3 Month + 2.00%, 2.00% Floor)	7.33	%(a)	04/20/2035	14,907,000
60,500,000	Vibrant Ltd., Series 2018-10A-A1 (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.79	%(a)	10/20/2031	60,219,583
40,500,000	Wellfleet Ltd., Series 2018-2A-A1 (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.79	%(a)	10/20/2031	40,429,125

Total Collateralized Loan Obligations (Cost $1,076,136,112)					1,071,478,814

Non-Agency Commercial Mortgage Backed Obligations—7.3%
7,949,000	20 Times Square Trust, Series 2018-20TS-F	3.20	%(a)(c)	05/15/2035	5,567,605
5,856,000	20 Times Square Trust, Series 2018-20TS-G	3.20	%(a)(c)	05/15/2035	3,984,515
2,010,000	ACRE Commercial Mortgage Ltd., Series 2021-FL4-B (Secured Overnight Financing Rate 1 Month + 1.51%, 1.40% Floor)	6.85	%(a)	12/18/2037	1,943,358
11,551,000	Alen Mortgage Trust, Series 2021-ACEN-E (Secured Overnight Financing Rate 1 Month + 4.11%, 4.00% Floor)	9.45	%(a)	04/15/2034	6,011,556
21,947,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3-XB	0.60	%(a)(c)(f)	10/15/2054	695,237
6,300,000	Arbor Realty Ltd., Series 2021-FL1-B (Secured Overnight Financing Rate 1 Month + 1.61%, 1.50% Floor)	6.95	%(a)	12/15/2035	6,131,941
10,001,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (Secured Overnight Financing Rate 1 Month + 1.25%, 0.95% Floor)	6.58	%(a)	06/15/2035	9,810,502
35,435,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-D	3.29	%(a)(c)	01/15/2032	22,874,423
7,505,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-E	3.29	%(a)(c)	01/15/2032	4,617,816
43,949,756	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2015-UBS7-XA	0.89	%(c)(f)	09/15/2048	498,636
2,121,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10-C	4.99	%(c)	07/15/2049	1,830,607

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,554,000	BANK, Series 2017-BNK4-C	4.37	%(c)	05/15/2050	2,887,572
32,117,383	BANK, Series 2017-BNK4-XA	1.50	%(c)(f)	05/15/2050	1,160,449
4,916,000	BANK, Series 2017-BNK5-B	3.90	%(c)	06/15/2060	4,208,359
1,960,000	BANK, Series 2017-BNK5-C	4.33	%(c)	06/15/2060	1,582,059
73,132,851	BANK, Series 2017-BNK5-XA	1.08	%(c)(f)	06/15/2060	1,949,480
144,087,425	BANK, Series 2018-BN10-XA	0.83	%(c)(f)	02/15/2061	3,532,865
90,680,220	BANK, Series 2019-BN16-XA	1.10	%(c)(f)	02/15/2052	3,568,992
43,097,000	BANK, Series 2019-BN19-AS	3.45%		08/15/2061	35,293,594
1,099,000	BANK, Series 2019-BN20-AS	3.24	%(c)	09/15/2062	888,028
5,000,000	BANK, Series 2019-BN21-C	3.52	%(c)	10/17/2052	3,235,725
62,007,000	BANK, Series 2020-BN30-XB	0.83	%(c)(f)	12/15/2053	2,537,940
112,743,000	BANK, Series 2021-BN35-XB	0.70	%(c)(f)	06/15/2064	4,252,035
174,257,690	Barclays Commercial Mortgage Trust, Series 2019-C4-XA	1.70	%(c)(f)	08/15/2052	11,105,931
73,270,102	Barclays Commercial Mortgage Trust, Series 2019-C5-XA	1.00	%(c)(f)	11/15/2052	2,463,253
158,210	BBCMS Mortgage Trust, Series 2018-BXH-A (Secured Overnight Financing Rate 1 Month + 1.05%, 1.00% Floor)	6.38	%(a)	10/15/2037	155,859
45,454,000	BBCMS Mortgage Trust, Series 2018-CBM-A (Secured Overnight Financing Rate 1 Month + 1.30%, 1.25% Floor)	6.63	%(a)	07/15/2037	44,728,250
15,385,000	BBCMS Mortgage Trust, Series 2018-CBM-E (Secured Overnight Financing Rate 1 Month + 3.85%, 3.55% Floor)	9.18	%(a)	07/15/2037	14,059,993
5,775,000	BBCMS Mortgage Trust, Series 2018-TALL-F (Secured Overnight Financing Rate 1 Month + 3.43%, 3.39% Floor)	8.77	%(a)	03/15/2037	2,920,018
11,799,000	BBCMS Mortgage Trust, Series 2020-C6-F5TB	3.81	%(a)(c)	02/15/2053	7,778,521
12,497,250	BBCMS Mortgage Trust, Series 2020-C6-F5TC	3.81	%(a)(c)	02/15/2053	7,937,200
93,426,050	BBCMS Mortgage Trust, Series 2020-C6-XA	1.16	%(c)(f)	02/15/2053	4,388,661
34,040,000	BBCMS Mortgage Trust, Series 2021-C11-XB	1.08	%(c)(f)	09/15/2054	2,130,427
135,762,173	BBCMS Mortgage Trust, Series 2021-C9-XA	1.74	%(c)(f)	02/15/2054	11,203,977
68,467,000	BBCMS Mortgage Trust, Series 2021-C9-XB	1.12	%(c)(f)	02/15/2054	3,944,528
35,406,798	Benchmark Mortgage Trust, Series 2018-B7-XA	0.57	%(c)(f)	05/15/2053	537,801
27,699,093	Benchmark Mortgage Trust, Series 2018-B8-XA	0.78	%(c)(f)	01/15/2052	663,895
77,218,610	Benchmark Mortgage Trust, Series 2019-B9-XA	1.18	%(c)(f)	03/15/2052	3,218,719
74,929,211	Benchmark Mortgage Trust, Series 2020-B16-XA	0.92	%(c)(f)	02/15/2053	3,240,111
75,209,912	Benchmark Mortgage Trust, Series 2020-B17-XA	1.54	%(c)(f)	03/15/2053	3,949,701
13,462,000	Benchmark Mortgage Trust, Series 2020-B18-AGND	3.74	%(a)	07/15/2053	12,053,949

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,432,000	Benchmark Mortgage Trust, Series 2020-B18-AGNE	3.76	%(a)	07/15/2053	2,148,079
90,988,117	Benchmark Mortgage Trust, Series 2020-B18-XA	1.91	%(c)(f)	07/15/2053	6,206,891
237,583,655	Benchmark Mortgage Trust, Series 2020-B19-XA	1.88	%(c)(f)	09/15/2053	16,231,121
70,759,583	Benchmark Mortgage Trust, Series 2020-B22-XA	1.63	%(c)(f)	01/15/2054	5,722,582
275,367,278	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.61	%(c)(f)	09/15/2043	6,339,505
232,496,212	Benchmark Mortgage Trust, Series 2021-B24-XA	1.27	%(c)(f)	03/15/2054	12,976,590
121,115,558	Benchmark Mortgage Trust, Series 2021-B28-XA	1.39	%(c)(f)	08/15/2054	8,067,798
59,609,000	Benchmark Mortgage Trust, Series 2021-B28-XB	1.07	%(c)(f)	08/15/2054	3,604,556
66,420,000	Benchmark Mortgage Trust, Series 2021-B29-XB	0.81	%(c)(f)	09/15/2054	2,951,618
364,095,274	Benchmark Mortgage Trust, Series 2021-B30-XA	0.92	%(c)(f)	11/15/2054	17,601,749
30,009,000	BF Mortgage Trust, Series 2019-NYT-D (Secured Overnight Financing Rate 1 Month + 2.05%, 2.00% Floor)	7.38	%(a)	12/15/2035	19,639,039
14,537,000	BHMS Mortgage Trust, Series 2018-ATLS-A (Secured Overnight Financing Rate 1 Month + 1.55%, 1.50% Floor)	6.88	%(a)	07/15/2035	14,364,767
598,840	Braemar Hotels & Resorts Trust, Series 2018-PRME-A (Secured Overnight Financing Rate 1 Month + 0.99%, 0.95% Floor)	6.33	%(a)	06/15/2035	594,315
10,579,000	BSPRT Issuer Ltd., Series 2021-FL6-A (Secured Overnight Financing Rate 1 Month + 1.21%, 1.10% Floor)	6.55	%(a)	03/15/2036	10,453,089
5,160,000	BX Trust, Series 2019-IMC-F (Secured Overnight Financing Rate 1 Month + 3.01%, 2.90% Floor)	8.35	%(a)	04/15/2034	5,062,009
173,184,000	BX Trust, Series 2019-OC11-E	4.08	%(a)(c)	12/09/2041	138,639,663
326,679,000	BX Trust, Series 2019-OC11-XB	0.32	%(a)(c)(f)	12/09/2041	3,662,856
3,450,000	BX Trust, Series 2021-VIEW-F (Secured Overnight Financing Rate 1 Month + 4.04%, 3.93% Floor)	9.38	%(a)	06/15/2036	3,066,047
56,748,000	BX Trust, Series 2021-VOLT-E (Secured Overnight Financing Rate 1 Month + 2.11%, 2.00% Floor)	7.45	%(a)	09/15/2036	54,241,129
3,745,000	BX Trust, Series 2021-VOLT-F (Secured Overnight Financing Rate 1 Month + 2.51%, 2.40% Floor)	7.85	%(a)	09/15/2036	3,527,578
3,926,071	BX Trust, Series 2021-XL2-E (Secured Overnight Financing Rate 1 Month + 1.96%, 1.85% Floor)	7.29	%(a)	10/15/2038	3,786,513
63,384,099	California Housing Finance, Series 2021-2-X	0.82	%(c)	03/25/2035	3,125,470
70,687,084	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.38	%(c)(f)	05/10/2050	2,328,666
5,723,000	CD Commercial Mortgage Trust, Series 2017-CD6-B	3.91	%(c)	11/13/2050	4,599,466
5,175,000	CD Commercial Mortgage Trust, Series 2017-CD6-C	4.37	%(c)	11/13/2050	4,067,285
42,467,863	CD Commercial Mortgage Trust, Series 2017-CD6-XA	1.01	%(c)(f)	11/13/2050	981,250
7,155,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-C	5.00	%(c)	05/10/2058	6,349,382
76,359,958	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.76	%(c)(f)	05/10/2058	2,272,564
5,000,000	CFCRE Commercial Mortgage Trust, Series 2016-C6-C	4.32	%(c)	11/10/2049	4,050,631
5,275,000	CHCP Ltd., Series 2021-FL1-B (Secured Overnight Financing Rate 1 Month + 1.76%, 1.65% Floor)	7.10	%(a)	02/15/2038	5,113,807

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
101,424,292	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.24	%(c)(f)	03/11/2047	16,745
65,390,911	Citigroup Commercial Mortgage Trust, Series 2014-GC21-XA	1.28	%(c)(f)	05/10/2047	171,030
157,383,075	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.09	%(c)(f)	10/10/2047	879,803
9,978,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-C	4.57	%(c)	02/10/2048	9,095,410
3,685,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	%(a)(c)	02/10/2048	3,107,904
163,174,133	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.45	%(c)(f)	02/10/2048	1,841,991
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.73	%(c)	09/10/2058	11,455,566
153,437,669	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	1.02	%(c)(f)	09/10/2058	2,092,920
95,041,444	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.98	%(c)(f)	05/10/2049	3,469,706
191,629,902	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.37	%(c)(f)	02/10/2049	4,220,764
32,830,351	Citigroup Commercial Mortgage Trust, Series 2016-GC37-XA	1.81	%(c)(f)	04/10/2049	995,715
91,336,637	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.82	%(c)(f)	04/15/2049	2,433,656
52,102,447	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.05	%(c)(f)	07/10/2049	2,010,988
84,871,889	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.52	%(c)(f)	10/10/2049	2,611,584
220,696,990	Citigroup Commercial Mortgage Trust, Series 2017-B1-XA	0.87	%(c)(f)	08/15/2050	5,080,224
37,637,079	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.26	%(c)(f)	04/14/2050	1,101,171
3,625,000	Citigroup Commercial Mortgage Trust, Series 2020-420K-D	3.42	%(a)(c)	11/10/2042	2,582,584
7,800,000	Citigroup Commercial Mortgage Trust, Series 2020-420K-E	3.42	%(a)(c)	11/10/2042	5,263,167
23,804,000	Citigroup Commercial Mortgage Trust, Series 2020-555-E	3.62	%(a)(c)	12/10/2041	17,086,764
4,175,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.62	%(a)(c)	12/10/2041	2,915,123
2,853,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46-B	3.15	%(c)	02/15/2053	2,022,135
1,280,182	CLNC Ltd., Series 2019-FL1-A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.25% Floor)	6.69	%(a)	08/20/2035	1,281,462
32,731,000	CLNC Ltd., Series 2019-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.66%, 1.55% Floor)	6.99	%(a)	08/20/2035	32,462,606
29,797,989	CLNC Ltd., Series 2019-FL1-B (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	7.34	%(a)	08/20/2035	29,128,667
10,585,000	COMM Mortgage Trust, Series 2014-LC17-AM	4.19	%(c)	10/10/2047	10,165,705
4,400,000	COMM Mortgage Trust, Series 2015-PC1-A5	3.90%		07/10/2050	4,230,032
1,058,398	Commercial Mortgage Pass-Through Trust, Series 2012-CR3-XA	1.02	%(c)(f)	10/15/2045	49
61,441,262	Commercial Mortgage Pass-Through Trust, Series 2013-CR12-XA	0.99	%(c)(f)	10/10/2046	3,017
843,000	Commercial Mortgage Pass-Through Trust, Series 2013-CR13-C	4.95	%(c)	11/10/2046	754,489
4,345,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR16-C	5.08	%(c)	04/10/2047	3,691,354

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,635,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR19-C	4.85	%(c)	08/10/2047	7,015,448
25,400,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR20-C	4.60	%(c)	11/10/2047	22,840,485
88,343,181	Commercial Mortgage Pass-Through Trust, Series 2014-UBS3-XA	1.21	%(c)(f)	06/10/2047	204,170
833,000	Commercial Mortgage Pass-Through Trust, Series 2015-3BP-F	3.35	%(a)(c)	02/10/2035	696,151
147,021,539	Commercial Mortgage Pass-Through Trust, Series 2015-CR22-XA	0.95	%(c)(f)	03/10/2048	1,215,030
5,360,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR23-C	4.44	%(c)	05/10/2048	4,693,838
73,806,518	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XA	1.04	%(c)(f)	10/10/2048	961,204
17,822,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.44	%(c)	02/10/2048	14,840,411
256,997,686	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-XA	1.12	%(c)(f)	02/10/2048	2,129,329
1,403,000	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-C	4.81	%(c)	02/10/2049	1,243,222
5,524,000	Commercial Mortgage Pass-Through Trust, Series 2017-PANW-E	4.13	%(a)(c)	10/10/2029	4,485,547
18,570,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-A (Secured Overnight Financing Rate 1 Month + 1.15%, 1.00% Floor)	6.63	%(a)	09/15/2033	17,036,480
16,496,958	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (Secured Overnight Financing Rate 1 Month + 2.20%, 2.15% Floor)	7.53	%(a)	05/15/2036	16,389,445
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.39	%(c)	04/15/2050	3,407,334
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85	%(c)	06/15/2057	12,544,946
9,205,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-B	4.25	%(c)	08/15/2048	7,969,329
2,299,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.71	%(c)	11/15/2048	2,046,155
272,864,213	CSAIL Commercial Mortgage Trust, Series 2015-C4-XA	0.95	%(c)(f)	11/15/2048	3,412,167
9,425,000	CSAIL Commercial Mortgage Trust, Series 2016-C5-C	4.80	%(c)	11/15/2048	8,483,241
35,405,355	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	2.02	%(c)(f)	01/15/2049	1,238,748
11,020,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-B	4.47	%(c)	11/15/2049	9,504,677
131,862,531	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.24	%(c)(f)	06/15/2050	4,065,480
4,399,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-B	3.89	%(c)	11/15/2050	3,630,913
3,356,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-C	4.31	%(c)	11/15/2050	2,290,487
77,398,003	CSAIL Commercial Mortgage Trust, Series 2017-CX10-XA	0.89	%(c)(f)	11/15/2050	1,738,406
1,677,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	5.06	%(c)	11/15/2051	1,283,662
15,894,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	12,744,516
25,982,532	CSAIL Commercial Mortgage Trust, Series 2019-C17-XA	1.49	%(c)(f)	09/15/2052	1,352,648
7,924,000	CSAIL Commercial Mortgage Trust, Series 2019-C18-B	3.59%		12/15/2052	6,240,788
244,516,769	CSAIL Commercial Mortgage Trust, Series 2019-C18-XA	1.18	%(c)(f)	12/15/2052	9,916,378

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
196,167,319	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.22	%(c)(f)	03/15/2053	10,005,436
81,465,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-XB	0.15	%(c)(f)	03/15/2053	427,479
147,561,481	CSMC Trust, Series 2014-USA-X1	0.69	%(a)(c)(f)	09/15/2037	1,082,762
3,799,000	CSMC Trust, Series 2017-CALI-E	3.90	%(a)(c)	11/10/2032	1,033,211
6,050,000	CSMC Trust, Series 2017-CALI-F	3.90	%(a)(c)	11/10/2032	1,017,523
4,847,000	CSMC Trust, Series 2017-TIME-A	3.65	%(a)	11/13/2039	4,047,549
32,164,706	CSMC Trust, Series 2020-NET-A	2.26	%(a)	08/15/2037	28,831,198
3,894,000	CSMC Trust, Series 2020-NET-B	2.82	%(a)	08/15/2037	3,509,253
141,563,132	CSMC Trust, Series 2020-NET-X	1.38	%(a)(c)(f)	08/15/2037	2,644,286
1,961,542	CSWF Trust, Series 2018-TOP-G (Secured Overnight Financing Rate 1 Month + 3.50%, 3.45% Floor)	8.83	%(a)	08/15/2035	1,866,685
5,903,500	CSWF Trust, Series 2021-B33-A1	3.05	%(a)	10/10/2043	4,848,419
23,397,500	CSWF Trust, Series 2021-B33-A2	3.17	%(a)	10/10/2043	16,693,047
4,887,333	CSWF Trust, Series 2021-B33-B	3.77	%(a)(c)	10/10/2043	3,337,562
109,000,000	CSWF Trust, Series 2021-B33-X	0.62	%(a)(c)(f)	10/10/2043	3,185,198
7,447,000	DBGS Mortgage Trust, Series 2018-5BP-D (Secured Overnight Financing Rate 1 Month + 1.60%, 1.35% Floor)	6.93	%(a)	06/15/2033	6,124,252
5,161,000	DBJPM Mortgage Trust, Series 2016-C1-B	4.20	%(c)	05/10/2049	4,484,103
103,553,034	DBJPM Mortgage Trust, Series 2016-C1-XA	1.52	%(c)(f)	05/10/2049	2,575,519
59,629,871	DBJPM Mortgage Trust, Series 2020-C9-XA	1.82	%(c)(f)	09/15/2053	3,562,092
5,750,000	DOLP Trust, Series 2021-NYC-E	3.70	%(a)(c)	05/10/2041	3,447,480
11,475,000	DOLP Trust, Series 2021-NYC-F	3.70	%(a)(c)	05/10/2041	5,418,092
6,520,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.09	%(a)(c)	12/10/2036	6,069,282
1,225,577	FS Rialto, Series 2019-FL1-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.65	%(a)	12/16/2036	1,207,231
18,410,000	GPMT Ltd, Series 2021-FL4-A (Secured Overnight Financing Rate 1 Month + 1.46%, 1.35% Floor)	6.79	%(a)	12/15/2036	17,882,461
38,881,000	Great Wolf Trust, Series 2019-WOLF-E (Secured Overnight Financing Rate 1 Month + 2.85%, 2.73% Floor)	8.18	%(a)	12/15/2036	38,399,782
35,048,000	Great Wolf Trust, Series 2019-WOLF-F (Secured Overnight Financing Rate 1 Month + 3.25%, 3.13% Floor)	8.58	%(a)	12/15/2036	34,500,477
25,725,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	7.05	%(a)	09/15/2037	25,413,959
14,873,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	7.45	%(a)	09/15/2037	14,721,102
6,250,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-B (Secured Overnight Financing Rate 1 Month + 1.76%, 1.65% Floor)	7.10	%(a)	07/15/2039	5,961,825
3,443,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSA	5.07	%(a)(c)	03/10/2033	3,102,865
6,834,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSB	5.07	%(a)(c)	03/10/2033	6,048,344

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,287,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSC	5.07	%(a)(c)	03/10/2033	8,042,887
8,990,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSD	5.07	%(a)(c)	03/10/2033	7,572,162
11,236,750	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSE	5.07	%(a)(c)	03/10/2033	9,251,072
12,875,000	GS Mortgage Securities Corporation Trust, Series 2018-LUAU-A (Secured Overnight Financing Rate 1 Month + 1.05%, 1.00% Floor)	6.38	%(a)	11/15/2032	12,759,170
15,571,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-A (Secured Overnight Financing Rate 1 Month + 1.20%, 0.90% Floor)	6.53	%(a)	07/15/2031	13,130,246
3,897,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-D (Secured Overnight Financing Rate 1 Month + 1.90%, 1.60% Floor)	7.23	%(a)	07/15/2031	1,929,015
11,950,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-E (Secured Overnight Financing Rate 1 Month + 2.40%, 2.10% Floor)	7.73	%(a)	07/15/2031	4,959,250
11,242,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-F (Secured Overnight Financing Rate 1 Month + 3.10%, 2.80% Floor)	8.43	%(a)	07/15/2031	3,305,148
4,648,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-G (Secured Overnight Financing Rate 1 Month + 4.22%, 3.93% Floor)	9.55	%(a)	07/15/2031	402,633
7,561,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-D	3.35	%(a)(c)	02/10/2037	6,663,560
6,760,500	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-F	3.35	%(a)(c)	02/10/2037	5,837,681
56,900,000	GS Mortgage Securities Corporation Trust, Series 2021-1HTL-A (Secured Overnight Financing Rate 1 Month + 3.59%, 3.48% Floor)	8.92	%(a)	10/15/2023	56,393,704
3,280,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-E (Secured Overnight Financing Rate 1 Month + 3.46%, 3.35% Floor)	8.80	%(a)	11/15/2036	3,049,096
16,787,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (Secured Overnight Financing Rate 1 Month + 5.11%, 5.00% Floor)	10.45	%(a)	11/15/2036	15,508,512
591,827	GS Mortgage Securities Trust, Series 2011-GC3-X	0.00	%(a)(c)(f)	03/10/2044	6
5,500,000	GS Mortgage Securities Trust, Series 2014-GC18-A4	4.07%		01/10/2047	5,465,817
4,000,000	GS Mortgage Securities Trust, Series 2015-GC28-C	4.45	%(c)	02/10/2048	3,669,002
194,162,957	GS Mortgage Securities Trust, Series 2015-GC28-XA	1.11	%(c)(f)	02/10/2048	1,607,902
194,807,401	GS Mortgage Securities Trust, Series 2015-GC32-XA	0.84	%(c)(f)	07/10/2048	1,919,671
143,477,526	GS Mortgage Securities Trust, Series 2015-GC34-XA	1.35	%(c)(f)	10/10/2048	2,737,121
63,880,358	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.90	%(c)(f)	11/10/2048	832,719
39,775,969	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.88	%(c)(f)	05/10/2049	1,317,332
256,826,674	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.32	%(c)(f)	10/10/2049	6,878,306
47,853,463	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.69	%(c)(f)	11/10/2049	664,555
180,214,739	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.23	%(c)(f)	08/10/2050	5,640,469
98,700,000	GS Mortgage Securities Trust, Series 2017-GS7-XB	0.48	%(c)(f)	08/10/2050	1,158,501
194,196,255	GS Mortgage Securities Trust, Series 2018-GS9-XA	0.56	%(c)(f)	03/10/2051	2,962,775
60,256,116	GS Mortgage Securities Trust, Series 2019-GC38-XA	1.11	%(c)(f)	02/10/2052	2,290,124
16,509,037	GS Mortgage Securities Trust, Series 2019-GC39-XA	1.26	%(c)(f)	05/10/2052	658,006
179,981,220	GS Mortgage Securities Trust, Series 2020-GC45-XA	0.78	%(c)(f)	02/13/2053	5,215,892

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
55,616,527	GS Mortgage Securities Trust, Series 2020-GSA2-XA	1.83	%(a)(c)(f)	12/12/2053	4,664,447
5,692,000	Hilton USA Trust, Series 2016-SFP-A	2.83	%(a)	11/05/2035	4,526,030
5,926,211	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18-X	1.06	%(c)(f)	06/12/2047	265
682,116	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20-X1	0.00	%(a)(c)(f)	02/12/2051	1
5,744,704	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11-AS	3.22%		04/15/2046	5,423,001
9,535,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-B	4.40	%(c)	07/15/2047	8,760,194
49,301,309	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-XA	1.04	%(c)(f)	01/15/2049	770,604
9,343,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-MINN-E (Secured Overnight Financing Rate 1 Month + 2.80%, 3.50% Floor)	8.13	%(a)	11/15/2035	7,633,810
5,831,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	%(a)(c)	07/05/2033	4,279,954
6,097,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54	%(a)(c)	07/05/2033	3,719,170
7,366,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-ACE-C	3.82	%(a)(c)	01/10/2037	6,509,548
40,424,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	%(a)	01/16/2037	32,197,170
1,900,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC-E (Secured Overnight Financing Rate 1 Month + 2.56%, 2.45% Floor)	7.90	%(a)	04/15/2038	1,836,224
55,791,445	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.81	%(c)(f)	02/15/2047	2,148
4,787,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.80	%(c)	08/15/2047	4,292,204
150,301,051	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.95	%(c)(f)	11/15/2047	877,638
156,333,911	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.07	%(c)(f)	01/15/2048	1,056,067
13,992,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.44	%(c)	02/15/2048	11,122,771
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	%(a)(c)	02/15/2048	6,374,044
10,663,088	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-C	4.27	%(c)	10/15/2048	9,698,692
28,853,155	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	1.06	%(c)(f)	10/15/2048	261,865
28,005,566	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.69	%(c)(f)	05/15/2048	191,779
120,084,447	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.56	%(c)(f)	07/15/2048	745,556
23,865,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.80	%(c)	11/15/2048	16,400,730
54,315,455	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.26	%(c)(f)	11/15/2048	664,995
7,394,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.86	%(c)	03/17/2049	6,529,400
17,099,115	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-XA	1.32	%(c)(f)	03/17/2049	360,366
1,725,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5-C	3.90	%(c)	03/15/2050	1,287,883
89,111,860	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.63	%(c)(f)	06/13/2052	4,905,394
104,513,958	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.63	%(c)(f)	06/15/2049	2,944,681

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
139,316,748	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5-XA	1.03	%(c)(f)	03/15/2050	2,981,183
180,085,274	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7-XA	0.97	%(c)(f)	10/15/2050	4,514,108
1,844,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8-C	4.92	%(c)	06/15/2051	1,408,482
13,604,000	JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6-AS	3.41	%(c)	11/13/2052	11,023,780
1,435,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-B	3.29	%(c)	05/13/2053	1,028,986
278,492,069	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XA	1.77	%(c)(f)	05/13/2053	17,377,460
7,875,000	KKR Industrial Portfolio Trust, Series 2021-KDIP-F (Secured Overnight Financing Rate 1 Month + 2.16%, 2.05% Floor)	7.50	%(a)	12/15/2037	7,636,344
13,713,000	LCCM Trust, Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.56%, 1.56% Floor)	6.90	%(a)	11/15/2038	13,609,069
5,840,699	LMREC, Inc., Series 2019-CRE3-A (Secured Overnight Financing Rate 1 Month + 1.51%, 1.40% Floor)	6.84	%(a)	12/22/2035	5,805,824
24,568,432	LoanCore Issuer Ltd., Series 2019-CRE2-AS (Secured Overnight Financing Rate 1 Month + 1.61%, 1.50% Floor)	6.95	%(a)	05/15/2036	24,514,381
12,625,000	LoanCore Issuer Ltd., Series 2019-CRE2-B (Secured Overnight Financing Rate 1 Month + 1.81%, 1.70% Floor)	7.15	%(a)	05/15/2036	12,544,200
1,360,000	LSTAR Commercial Mortgage Trust, Series 2015-3-D	3.28	%(a)(c)	04/20/2048	1,232,536
16,114,701	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.96	%(a)(c)(f)	03/10/2050	274,725
25,000,000	M360 Ltd., Series 2021-CRE3-A (Secured Overnight Financing Rate 1 Month + 1.61%, 1.50% Floor)	6.94	%(a)	11/22/2038	24,710,375
7,162,000	M360 Ltd., Series 2021-CRE3-B (Secured Overnight Financing Rate 1 Month + 2.36%, 2.25% Floor)	7.69	%(a)	11/22/2038	7,052,020
5,731,000	Manhattan West Mortgage Trust, Series 2020-1MW-C	2.41	%(a)(c)	09/10/2039	4,763,972
16,653,078	Med Trust, Series 2021-MDLN-G (Secured Overnight Financing Rate 1 Month + 5.36%, 5.25% Floor)	10.70	%(a)	11/15/2038	15,811,808
3,040,837	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-A (Secured Overnight Financing Rate 1 Month + 0.96%, 0.96% Floor)	6.30	%(a)	07/15/2036	3,010,493
10,000,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-AS (Secured Overnight Financing Rate 1 Month + 1.31%, 1.31% Floor)	6.65	%(a)	07/15/2036	9,793,570
12,625,000	MFT Trust, Series 2020-ABC-A	3.36	%(a)	02/10/2042	8,069,865
5,326,000	MFT Trust, Series 2020-ABC-B	3.59	%(a)(c)	02/10/2042	3,155,453
3,892,912	MHC Commercial Mortgage Trust, Series 2021-MHC-A (Secured Overnight Financing Rate 1 Month + 0.92%, 0.80% Floor)	6.25	%(a)	04/15/2038	3,843,285
10,797,194	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.09	%(a)(c)	10/15/2030	6,046,428
23,212,203	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.68	%(c)(f)	10/15/2046	541
13,450,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.62	%(c)	10/15/2047	12,581,082
6,693,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	6,059,553
5,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.60	%(c)	02/15/2048	4,899,839
163,679,941	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.38	%(c)(f)	02/15/2048	1,494,480
14,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.64	%(c)	12/15/2047	12,484,207
129,666,352	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.30	%(c)(f)	01/15/2049	2,530,465

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,564,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31-C	4.40	%(c)	11/15/2049	5,786,603
39,494,909	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-XA	1.41	%(c)(f)	05/15/2050	1,255,456
15,669,289	Morgan Stanley Capital Trust, Series 2006-HQ10-X1	0.59	%(a)(c)(f)	11/12/2041	168,349
7,137,000	Morgan Stanley Capital Trust, Series 2015-UBS8-B	4.32	%(c)	12/15/2048	6,140,152
23,692,288	Morgan Stanley Capital Trust, Series 2015-UBS8-XA	0.99	%(c)(f)	12/15/2048	326,503
139,381,599	Morgan Stanley Capital Trust, Series 2017-H1-XA	1.48	%(c)(f)	06/15/2050	4,193,170
4,661,000	Morgan Stanley Capital Trust, Series 2017-HR2-C	4.46	%(c)	12/15/2050	3,763,575
8,000,000	Morgan Stanley Capital Trust, Series 2018-MP-E	4.42	%(a)(c)	07/11/2040	5,263,232
5,305,000	Morgan Stanley Capital Trust, Series 2019-H7-AS	3.52%		07/15/2052	4,500,312
77,150,709	Morgan Stanley Capital Trust, Series 2019-L2-XA	1.17	%(c)(f)	03/15/2052	3,161,019
3,845,000	Morgan Stanley Capital Trust, Series 2019-L3-AS	3.49%		11/15/2052	3,200,011
156,033,456	Morgan Stanley Capital Trust, Series 2019-L3-XA	0.75	%(c)(f)	11/15/2052	4,548,141
3,355,000	Morgan Stanley Capital Trust, Series 2019-NUGS-D (Secured Overnight Financing Rate 1 Month + 1.91%, 3.30% Floor)	7.25	%(a)	12/15/2036	1,325,225
1,315,000	Morgan Stanley Capital Trust, Series 2019-PLND-B (Secured Overnight Financing Rate 1 Month + 1.41%, 1.30% Floor)	6.75	%(a)	05/15/2036	1,165,265
6,002,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (Secured Overnight Financing Rate 1 Month + 2.26%, 2.15% Floor)	7.60	%(a)	05/15/2036	4,463,285
2,200,000	Morgan Stanley Capital Trust, Series 2020-HR8-B	2.70%		07/15/2053	1,571,580
24,004,000	Morgan Stanley Capital Trust, Series 2020-L4-B	3.08%		02/15/2053	17,622,193
286,080,745	Morgan Stanley Capital Trust, Series 2020-L4-XA	1.19	%(c)(f)	02/15/2053	15,373,951
4,353,603	Morgan Stanley Capital Trust, Series 2021-ILP-A (Secured Overnight Financing Rate 1 Month + 0.89%, 0.78% Floor)	6.23	%(a)	11/15/2023	4,260,307
17,326,703	Morgan Stanley Capital Trust, Series 2021-ILP-D (Secured Overnight Financing Rate 1 Month + 1.69%, 1.58% Floor)	7.02	%(a)	11/15/2023	16,708,665
10,779,000	Morgan Stanley Capital Trust, Series 2021-L6-C	3.58	%(c)	06/15/2054	7,282,066
7,794,000	MRCD Mortgage Trust, Series 2019-PARK-F	2.72	%(a)	12/15/2036	4,406,544
32,926,000	MRCD Mortgage Trust, Series 2019-PARK-G	2.72	%(a)	12/15/2036	18,146,552
1,060,091	MSCG Trust, Series 2018-SELF-F (Secured Overnight Financing Rate 1 Month + 3.10%, 3.05% Floor)	8.43	%(a)	10/15/2037	1,042,360
3,972,186	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (Secured Overnight Financing Rate 1 Month + 1.06%, 0.95% Floor)	6.40	%(a)	06/15/2035	3,754,107
13,188,800	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-D	3.75	%(a)	12/15/2038	10,849,562
7,147,821	OPG Trust, Series 2021-PORT-D (Secured Overnight Financing Rate 1 Month + 1.25%, 1.13% Floor)	6.58	%(a)	10/15/2036	6,890,758
37,079,000	SLG Office Trust, Series 2021-OVA-F	2.85	%(a)	07/15/2041	24,960,952
4,185,894	SMR Mortgage Trust, Series 2022-IND-G (Secured Overnight Financing Rate 1 Month + 7.50%, 7.50% Floor)	12.83	%(a)	02/15/2039	3,416,355
2,985,000	Soho Trust, Series 2021-SOHO-B	2.79	%(a)(c)	08/10/2038	1,969,940

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
47,000,000	SREIT Trust, Series 2021-IND-G (Secured Overnight Financing Rate 1 Month + 3.38%, 3.27% Floor)	8.71	%(a)	10/15/2038	43,788,875
5,300,000	SREIT Trust, Series 2021-MFP-E (Secured Overnight Financing Rate 1 Month + 2.14%, 2.03% Floor)	7.47	%(a)	11/15/2038	5,169,388
14,894,419	TRTX Issuer Ltd., Series 2021-FL4-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.65	%(a)	03/15/2038	14,606,510
9,819,789	TTAN, Series 2021-MHC-F (Secured Overnight Financing Rate 1 Month + 3.01%, 2.90% Floor)	8.35	%(a)	03/15/2038	9,358,667
8,000,000	UBS Commercial Mortgage Trust, Series 2017-C1-C	4.44%		06/15/2050	6,434,709
82,601,402	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.68	%(c)(f)	06/15/2050	3,451,054
1,124,000	UBS Commercial Mortgage Trust, Series 2017-C2-C	4.30	%(c)	08/15/2050	889,872
6,857,000	UBS Commercial Mortgage Trust, Series 2017-C3-B	4.09	%(c)	08/15/2050	5,715,588
10,419,654	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.26	%(c)(f)	08/15/2050	291,962
3,561,000	UBS Commercial Mortgage Trust, Series 2017-C4-B	4.24	%(c)	10/15/2050	3,090,999
2,886,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.77	%(c)	12/15/2050	2,292,919
1,500,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	5.11	%(c)	03/15/2051	1,076,710
38,045,649	UBS Commercial Mortgage Trust, Series 2018-C9-XA	1.08	%(c)(f)	03/15/2051	1,260,703
8,350,000	UBS Commercial Mortgage Trust, Series 2019-C17-AS	3.20%		10/15/2052	6,760,672
14,858,000	UBS Commercial Mortgage Trust, Series 2019-C18-AS	3.38	%(c)	12/15/2052	12,152,936
9,705,000	UBS Commercial Mortgage Trust, Series 2019-C18-B	3.68	%(c)	12/15/2052	7,662,795
4,300,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-A5	3.82%		08/15/2050	4,206,570
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,018,232
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07	%(c)	02/15/2048	10,345,496
328,127,036	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.32	%(c)(f)	02/15/2048	3,755,709
3,187,500	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	2,571,245
181,114,534	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.98	%(c)(f)	02/15/2048	1,461,667
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.75	%(c)	11/15/2048	8,461,560
118,001,930	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.10	%(c)(f)	11/15/2048	1,781,900
213,586,453	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.42	%(c)(f)	04/15/2050	2,771,049
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.70	%(c)	09/15/2058	2,701,000
8,438,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-C	4.42	%(c)	07/15/2058	7,487,597
82,726,828	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.08	%(c)(f)	12/15/2048	1,340,108
10,085,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.89	%(c)	01/15/2059	8,873,370
4,250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-B	4.09%		06/15/2049	3,676,430

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,888,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.23	%(c)	06/15/2049	4,590,211
5,890,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-C	4.58	%(c)	10/15/2049	4,784,733
98,765,524	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.73	%(c)(f)	11/15/2049	3,224,487
184,898,433	Wells Fargo Commercial Mortgage Trust, Series 2017-C39-XA	1.23	%(c)(f)	09/15/2050	5,671,852
8,014,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41-C	4.64	%(c)	11/15/2050	6,179,168
1,904,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-C	4.30	%(c)	12/15/2050	1,455,963
48,592,608	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-XA	1.01	%(c)(f)	12/15/2050	1,413,068
1,758,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-C	4.59%		01/15/2060	1,491,336
141,102,456	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.74	%(c)(f)	03/15/2051	3,045,894
73,777,630	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-XA	1.58	%(c)(f)	05/15/2052	4,013,769
3,193,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-B	3.84	%(c)	06/15/2052	2,586,241
47,857,881	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-XA	1.48	%(c)(f)	06/15/2052	2,442,657
24,972,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-AS	3.14%		08/15/2052	20,497,440
76,583,739	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-XA	1.75	%(c)(f)	08/15/2052	4,792,909
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C53-C	3.58	%(c)	10/15/2052	3,581,800
141,127,643	Wells Fargo Commercial Mortgage Trust, Series 2019-C54-XA	0.95	%(c)(f)	12/15/2052	5,387,858
28,088,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-AS	2.94%		02/15/2053	22,887,712
52,886,315	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-XB	0.94	%(c)(f)	02/15/2053	2,188,356
159,810,991	Wells Fargo Commercial Mortgage Trust, Series 2020-C56-XA	1.52	%(c)(f)	06/15/2053	9,375,264
92,614,259	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-XA	1.92	%(c)(f)	07/15/2053	8,393,362
173,436,059	Wells Fargo Commercial Mortgage Trust, Series 2021-C61-XA	1.49	%(c)(f)	11/15/2054	11,798,942
1,780,000	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-C (Secured Overnight Financing Rate 1 Month + 1.91%, 1.80% Floor)	7.25	%(a)	02/15/2040	1,654,576
580,000	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (Secured Overnight Financing Rate 1 Month + 2.61%, 2.50% Floor)	7.95	%(a)	02/15/2040	522,414
1,460,000	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-E (Secured Overnight Financing Rate 1 Month + 3.76%, 3.65% Floor)	9.10	%(a)	02/15/2040	1,307,530
81,284,656	WF-RBS Commercial Mortgage Trust, Series 2013-C18-XA	0.87	%(c)(f)	12/15/2046	3,414
89,671,666	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.11	%(c)(f)	03/15/2047	132,723
10,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C21-B	4.21	%(c)	08/15/2047	9,062,152
3,147,000	WF-RBS Commercial Mortgage Trust, Series 2014-C21-C	4.23	%(c)	08/15/2047	2,677,286
158,072,920	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	0.93	%(c)(f)	11/15/2047	910,184

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,231,071,203)					2,337,724,805

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Non-Agency Residential Collateralized Mortgage Obligations—26.2%
86,942,972	ABFC Trust, Series 2007-WMC1-A1A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.25% Floor)	6.68%		06/25/2037	59,962,612
12,875,000	Accredited Mortgage Loan Trust, Series 2006-1-M2 (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor)	1.02%		04/25/2036	9,297,228
13,085,000	Accredited Mortgage Loan Trust, Series 2006-2-M2 (Secured Overnight Financing Rate 1 Month + 0.40%, 0.29% Floor)	5.72%		09/25/2036	9,710,818
1,548,551	ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1-A2C (Secured Overnight Financing Rate 1 Month + 0.63%, 0.52% Floor)	5.95%		03/25/2037	656,560
10,498,808	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2B (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.67%		01/25/2037	6,153,980
2,446,469	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2C (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor)	5.77%		01/25/2037	1,433,995
2,293,565	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2D (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.93%		01/25/2037	1,344,330
71,974,094	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A1A (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.57%		11/25/2036	22,383,497
3,965,875	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2A (Secured Overnight Financing Rate 1 Month + 0.18%, 0.07% Floor)	5.50%		11/25/2036	1,641,638
4,287,419	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2D (Secured Overnight Financing Rate 1 Month + 0.33%, 0.22% Floor)	5.65%		11/25/2036	1,775,315
2,783,069	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM2-A2C (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	5.71%		02/25/2037	1,181,801
2,439,807	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM2-A2D (Secured Overnight Financing Rate 1 Month + 0.48%, 0.37% Floor)	5.80%		02/25/2037	1,036,014
2,933,590	Adjustable Rate Mortgage Trust, Series 2004-4-CB1 (Secured Overnight Financing Rate 1 Month + 1.26%, 1.15% Floor, 10.00% Cap)	6.58%		03/25/2035	2,418,853
580,084	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	3.65	%(c)	01/25/2036	534,822
18,649,147	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	4.49	%(c)	02/25/2036	10,868,999
1,392,223	Adjustable Rate Mortgage Trust, Series 2005-4-2A1	4.87	%(c)	08/25/2035	1,307,773
133,401	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	4.98	%(c)	10/25/2035	127,417
4,041,310	Adjustable Rate Mortgage Trust, Series 2005-8-3A21	4.51	%(c)	11/25/2035	2,966,969
11,323,571	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	5.02	%(c)	03/25/2036	6,075,835
6,671,746	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	5.11	%(c)	05/25/2036	5,707,602
9,918,664	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	5.12	%(c)	05/25/2036	2,287,626
5,135,891	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	5.06	%(c)	03/25/2037	4,522,512
880,092	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.76	%(a)(c)	11/25/2037	859,226
191,819	Aegis Asset Backed Securities Corporation Mortgage Pass-Through Certificates, Series 2003-2-M2 (Secured Overnight Financing Rate 1 Month + 2.66%, 2.55% Floor)	7.98%		11/25/2033	163,382
800,034	Aegis Asset Backed Securities Corporation Mortgage Pass-Through Certificates, Series 2004-1-M2 (Secured Overnight Financing Rate 1 Month + 2.14%, 2.03% Floor)	7.46%		04/25/2034	721,832

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
617,792	Aegis Asset Backed Securities Corporation Mortgage Pass-Through Certificates, Series 2004-2-M2 (Secured Overnight Financing Rate 1 Month + 2.06%, 1.95% Floor)	7.38%		06/25/2034	569,574
4,494,929	Aegis Asset Backed Securities Trust, Series 2004-6-M2 (Secured Overnight Financing Rate 1 Month + 1.11%, 1.00% Floor, 15.00% Cap)	6.43%		03/25/2035	4,178,338
9,482,143	Aegis Asset Backed Securities Trust, Series 2006-1-A2 (Secured Overnight Financing Rate 1 Month + 0.28%, 0.17% Floor, 12.00% Cap)	5.60%		01/25/2037	6,912,536
33,449,288	Ajax Master Trust, Series 2016-1-PC	4.14	%(a)(c)	01/01/2057	24,895,432
35,429,954	Ajax Master Trust, Series 2016-2-PC	3.11	%(a)(b)(c)	10/25/2056	25,260,799
43,270,656	Ajax Master Trust, Series 2017-1-PC	4.58	%(a)(b)(c)	06/25/2057	32,494,930
14,623,471	AJAX Mortgage Loan Trust, Series 2020-D-A	2.25	%(a)(d)	06/25/2060	14,146,811
11,973,642	AlphaFlow Transitional Mortgage Trust, Series 2021-WL1-A1	3.28	%(a)(d)	01/25/2026	11,661,705
2,942,731	American Home Mortgage Assets Trust, Series 2006-2-2A1 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor)	5.81%		09/25/2046	2,776,050
2,831,762	American Home Mortgage Investment Trust, Series 2005-4-3A1 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 11.00% Cap)	6.03%		11/25/2045	1,977,736
12,591,909	American Home Mortgage Investment Trust, Series 2005-4-5A	7.65	%(g)	11/25/2045	5,411,115
2,146,383	American Home Mortgage Investment Trust, Series 2006-2-3A4	7.10	%(d)	06/25/2036	327,764
7,248,123	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.60	%(a)(d)	01/25/2037	1,205,314
6,675,701	Ameriquest Mortgage Securities Trust, Series 2004-FR1-M1	3.87	%(d)	05/25/2034	6,434,875
106,057,852	Ameriquest Mortgage Securities Trust, Series 2006-M3-A1 (Secured Overnight Financing Rate 1 Month + 0.29%, 0.18% Floor)	5.61%		10/25/2036	58,528,004
4,865,399	Amortizing Residential Collateral Trust, Series 2002-BC7-M1 (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.63%		10/25/2032	3,667,891
41,588,000	AMSR Trust, Series 2019-SFR1-E	3.47	%(a)	01/19/2039	37,195,292
30,156,000	AMSR Trust, Series 2020-SFR4-G1	4.00	%(a)	11/17/2037	27,645,109
10,000,000	AMSR Trust, Series 2020-SFR5-F	2.69	%(a)	11/17/2037	9,000,656
6,500,000	AMSR Trust, Series 2021-SFR3-E1	2.33	%(a)	10/17/2038	5,531,351
11,000,000	AMSR Trust, Series 2021-SFR3-E2	2.43	%(a)	10/17/2038	9,312,745
18,500,000	AMSR Trust, Series 2021-SFR3-F	3.23	%(a)	10/17/2038	15,590,281
6,500,000	AMSR Trust, Series 2021-SFR4-D	2.77	%(a)	12/17/2038	5,659,891
10,500,000	AMSR Trust, Series 2021-SFR4-E1	2.97	%(a)	12/17/2038	9,039,155
5,604,331	Angel Oak Mortgage Trust LLC, Series 2019-2-M1	4.07	%(a)(c)	03/25/2049	5,508,764
9,121,000	Angel Oak Mortgage Trust LLC, Series 2021-7-M1	3.26	%(a)(c)	10/25/2066	5,471,709
9,652,851	Argent Securities Trust, Series 2004-W11-M6 (Secured Overnight Financing Rate 1 Month + 1.99%, 1.88% Floor)	7.31%		11/25/2034	7,896,955
12,136,187	Argent Securities Trust, Series 2006-W5-A1A (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.73%		06/25/2036	7,788,817
1,483,885	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2 (Secured Overnight Financing Rate 1 Month + 1.79%, 1.68% Floor)	7.11%		06/25/2034	1,423,685
18,936,049	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7-A1 (Secured Overnight Financing Rate 1 Month + 0.38%, 0.27% Floor)	3.66%		11/25/2036	16,805,980

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
453,681	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	274,234
2,267,086	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	1,987,154
1,551,802	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	1,356,122
1,842,280	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	1,574,298
489,523	Banc of America Alternative Loan Trust, Series 2006-5-CB14 (Secured Overnight Financing Rate 1 Month + 1.21%, 6.00% Floor, 6.00% Cap)	6.00%		06/25/2046	418,383
1,095,970	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	897,818
8,087,892	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.50	%(d)	10/25/2036	2,330,963
1,497,566	Banc of America Alternative Loan Trust, Series 2006-8-1A1 (-1 x Secured Overnight Financing Rate 1 Month + 6.39%, 6.50% Cap)	1.07	%(f)(h)	11/25/2036	86,398
533,724	Banc of America Alternative Loan Trust, Series 2006-8-1A2 (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 7.00% Cap)	5.88%		11/25/2036	421,514
2,607,053	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	2,183,603
410,296	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	329,014
2,355,081	Banc of America Funding Trust, Series 2006-2-3A1	6.00%		03/25/2036	2,012,270
72,082	Banc of America Funding Trust, Series 2006-2-4A1 (-3 x Secured Overnight Financing Rate 1 Month + 22.46%, 22.80% Cap)	6.50	%(h)	03/25/2036	61,186
173,954	Banc of America Funding Trust, Series 2006-2-6A2	5.50%		03/25/2036	162,550
280,336	Banc of America Funding Trust, Series 2006-3-1A1	6.00%		03/25/2036	228,272
213,458	Banc of America Funding Trust, Series 2006-3-6A1	6.37	%(c)	03/25/2036	208,726
1,290,869	Banc of America Funding Trust, Series 2006-6-1A7	6.25%		08/25/2036	1,056,273
494,082	Banc of America Funding Trust, Series 2006-7-T2A5	6.54	%(d)	10/25/2036	409,784
2,328,763	Banc of America Funding Trust, Series 2006-7-T2A8	6.41	%(d)	10/25/2036	1,931,566
581,370	Banc of America Funding Trust, Series 2006-8T2-A8	6.60	%(d)	10/25/2036	495,985
241,421	Banc of America Funding Trust, Series 2006-B-7A1	3.63	%(c)	03/20/2036	201,152
4,100,097	Banc of America Funding Trust, Series 2006-D-6A1	3.45	%(c)	05/20/2036	3,301,893
119,463	Banc of America Funding Trust, Series 2006-H-3A1	4.72	%(c)	09/20/2046	97,880
45,079,601	Banc of America Funding Trust, Series 2006-H-5A1 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor, 10.50% Cap)	5.80%		10/20/2036	15,794,680
478,948	Banc of America Funding Trust, Series 2007-1-TA10	6.34	%(d)	01/25/2037	417,959
650,213	Banc of America Funding Trust, Series 2007-3-TA1B	5.83	%(c)	04/25/2037	538,807
1,140,359	Banc of America Funding Trust, Series 2007-5-1A1	5.50%		07/25/2037	860,117
717,806	Banc of America Funding Trust, Series 2009-R14A-3A (-2 x Secured Overnight Financing Rate 1 Month + 16.30%, 5.50% Floor, 16.57% Cap)	5.50	%(a)(h)	06/26/2035	599,373
1,071,641	Banc of America Funding Trust, Series 2009-R15A-4A2	5.75	%(a)(c)	12/26/2036	859,915
594,324	Banc of America Funding Trust, Series 2010-R1-3A (-2 x Secured Overnight Financing Rate 1 Month + 14.10%, 6.00% Floor, 14.28% Cap)	6.00	%(a)(h)	07/26/2036	521,965

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,773,141	Banc of America Funding Trust, Series 2014-R6-3A2	5.60	%(a)(b)(c)(i)	10/26/2036	4,154,483
12,171,393	Banc of America Funding Trust, Series 2014-R8-A2 (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.67	%(a)	06/26/2036	9,478,203
19,974,016	Banc of America Funding Trust, Series 2015-R2-4A2 (Secured Overnight Financing Rate 1 Month + 0.28%, 0.17% Floor)	3.97	%(a)	09/29/2036	14,428,081
1,029,499	Banc of America Mortgage Trust, Series 2006-1-A9	6.00%		05/25/2036	837,898
156,487	Banc of America Mortgage Trust, Series 2007-1-2A5	5.75%		01/25/2037	124,359
3,304,539	Banc of America Mortgage Trust, Series 2007-3-2A8	7.00%		09/25/2037	2,619,040
5,390,445	BankUnited Trust, Series 2005-1-2A1	4.44	%(c)	09/25/2045	4,697,069
770,430	Bayview Commercial Asset Trust, Series 2007-3-A2 (Secured Overnight Financing Rate 1 Month + 0.55%)	5.87	%(a)	07/25/2037	681,130
2,496,211	Bayview Financial Mortgage Pass-Through Trust, Series 2006-C-2A4 (Secured Overnight Financing Rate 1 Month + 0.53%)	5.85%		11/28/2036	2,181,374
22,407,446	BCAP LLC Trust, Series 2007-AA2-11A (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor)	5.81	%(a)	05/25/2047	22,794,279
2,050,667	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	961,440
2,220,394	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	1,006,546
10,218,819	BCAP LLC Trust, Series 2008-RR3-A1B	6.69	%(a)(c)	10/25/2036	2,852,059
1,460,081	BCAP LLC Trust, Series 2009-RR13-18A2	5.75	%(a)(c)	07/26/2037	700,764
2,566,127	BCAP LLC Trust, Series 2009-RR4-4A2	5.75	%(a)(c)	02/26/2036	1,139,657
6,412,874	BCAP LLC Trust, Series 2010-RR6-7A10	6.99	%(a)(c)	02/26/2037	2,741,061
621,624	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	4.77	%(c)	02/25/2036	468,629
2,318,663	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	4.41	%(c)	10/25/2046	1,926,424
2,854,216	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	4.25	%(c)	02/25/2047	2,453,552
801,290	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.88	%(c)	02/25/2047	751,075
9,353,864	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-2-2A1 (12 Month LIBOR USD + 1.88%, 1.88% Floor, 11.15% Cap)	6.66%		12/25/2046	7,571,889
228,278	Bear Stearns ALT-A Trust, Series 2004-11-2A3	5.44	%(c)	11/25/2034	225,995
3,622,354	Bear Stearns ALT-A Trust, Series 2006-1-11A1 (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor, 11.50% Cap)	5.91%		02/25/2036	3,181,615
10,322,906	Bear Stearns ALT-A Trust, Series 2006-3-21A1	3.98	%(c)	05/25/2036	7,439,438
3,942,973	Bear Stearns ALT-A Trust, Series 2006-5-1A1 (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor, 11.50% Cap)	5.77%		08/25/2036	3,590,830
6,537,707	Bear Stearns ALT-A Trust, Series 2006-6-2A1	4.03	%(c)	11/25/2036	3,030,882
3,119,611	Bear Stearns ALT-A Trust, Series 2006-8-2A1	3.94	%(c)	08/25/2046	2,190,481
5,593,247	Bear Stearns ALT-A Trust, Series 2007-1-1A1 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor, 11.50% Cap)	5.75%		01/25/2047	4,494,419
2,527,083	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	5.50	%(d)	08/25/2034	2,361,639
5,771,574	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75	%(d)	04/25/2035	4,789,847

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,854,729	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75	%(d)	04/25/2035	1,670,881
23,061,407	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6-22A	5.16	%(c)	09/25/2035	17,851,556
4,820,553	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00	%(d)	10/25/2035	3,078,026
6,406,761	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	6.25	%(d)	02/25/2036	2,992,156
1,022,862	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.75	%(d)	12/25/2036	992,781
1,905,399	Bear Stearns Asset Backed Securities Trust, Series 2007-HE2-2A3 (Secured Overnight Financing Rate 1 Month + 0.27%, 0.16% Floor)	5.59%		02/25/2037	1,885,031
22,973,161	Bear Stearns Asset Backed Securities Trust, Series 2007-HE4-2A (Secured Overnight Financing Rate 1 Month + 0.33%, 0.22% Floor)	5.65%		05/25/2037	20,638,989
12,113,084	Bear Stearns Asset Backed Securities Trust, Series 2007-HE6-2A (Secured Overnight Financing Rate 1 Month + 1.16%, 1.05% Floor)	6.48%		08/25/2037	10,362,228
1,020,891	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	449,500
1,319,071	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	569,597
1,444,247	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	4.78	%(c)	10/25/2036	805,477
6,316,279	Bear Stearns Mortgage Funding Trust, Series 2006-AR3-2A1 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 10.50% Cap)	5.83%		11/25/2036	5,457,689
2,953,294	Bear Stearns Mortgage Funding Trust, Series 2006-AR4-A2 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor, 10.50% Cap)	5.79%		12/25/2037	2,739,258
6,332,549	Bear Stearns Mortgage Funding Trust, Series 2007-AR3-22A1 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor, 10.50% Cap)	5.75%		04/25/2037	6,195,326
6,720,734	BNC Mortgage Loan Trust, Series 2006-2-A4 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.75%		11/25/2036	6,390,552
5,472,547	BNC Mortgage Loan Trust, Series 2007-1-A4 (Secured Overnight Financing Rate 1 Month + 0.27%, 0.16% Floor)	5.59%		03/25/2037	5,079,365
5,675,301	BNC Mortgage Loan Trust, Series 2007-4-A4 (Secured Overnight Financing Rate 1 Month + 1.61%, 1.50% Floor)	6.93%		11/25/2037	4,500,589
23,908,698	BNPP Mortgage Securities LLC Trust, Series 2009-1-B1	6.00	%(a)	08/27/2037	11,865,625
100,200,000	CAFL Issuer LLC, Series 2021-RTL1-A1	2.24	%(a)(d)	03/28/2029	93,044,698
12,750,000	CAFL Issuer LLC, Series 2021-RTL1-A2	3.10	%(a)(d)	03/28/2029	11,650,032
4,099,574	Carrington Mortgage Loan Trust, Series 2006-FRE2-A2 (Secured Overnight Financing Rate 1 Month + 0.23%, 0.12% Floor, 12.50% Cap)	5.55%		10/25/2036	3,154,471
19,767,634	Carrington Mortgage Loan Trust, Series 2006-FRE2-A3 (Secured Overnight Financing Rate 1 Month + 0.27%, 0.16% Floor, 12.50% Cap)	5.59%		10/25/2036	15,210,400
6,084,328	Carrington Mortgage Loan Trust, Series 2006-FRE2-A4 (Secured Overnight Financing Rate 1 Month + 0.36%, 0.25% Floor, 12.50% Cap)	5.68%		10/25/2036	4,681,599
4,293,604	Carrington Mortgage Loan Trust, Series 2006-NC3-A3 (Secured Overnight Financing Rate 1 Month + 0.26%, 0.15% Floor, 12.50% Cap)	5.58%		08/25/2036	4,037,161
37,264,778	Carrington Mortgage Loan Trust, Series 2006-NC4-A3 (Secured Overnight Financing Rate 1 Month + 0.27%, 0.16% Floor, 12.50% Cap)	5.59%		10/25/2036	35,761,237
24,086,572	Carrington Mortgage Loan Trust, Series 2006-NC5-A3 (Secured Overnight Financing Rate 1 Month + 0.26%, 0.15% Floor, 14.50% Cap)	5.58%		01/25/2037	21,592,355
12,311,123	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor, 14.50% Cap)	5.57%		12/25/2036	11,772,491
16,505,272	Cascade MH Asset Trust, Series 2019-MH1-A	4.00	%(a)(c)	11/25/2044	15,709,011
2,750,000	Centex Home Equity Loan Trust, Series 2004-A-AF5	5.43	%(d)	01/25/2034	2,543,224
2,579,741	Chase Mortgage Finance Trust, Series 2005-A1-2A4	4.03	%(c)	12/25/2035	2,389,461

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,040,062	Chase Mortgage Finance Trust, Series 2006-S1-A5	6.50%		05/25/2036	3,216,342
6,758,689	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	2,787,439
4,627,486	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	1,941,596
13,231,485	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	5,760,265
2,825,633	Chase Mortgage Finance Trust, Series 2007-A2-6A4	4.63	%(c)	07/25/2037	2,474,941
3,914,433	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	1,521,078
2,287,592	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	1,030,543
1,076,530	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	11
2,181,869	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	986,007
4,923,921	ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1-2F4	4.19	%(d)	08/25/2037	3,726,915
5,121,315	ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1-2F5	4.19	%(d)	08/25/2037	3,875,926
1,197,712	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	982,469
98,307	ChaseFlex Trust, Series 2006-1-A5	6.16	%(c)	06/25/2036	89,480
2,379,187	ChaseFlex Trust, Series 2006-2-A2B (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor, 11.50% Cap)	4.28%		09/25/2036	1,917,822
3,207,611	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	1,152,316
449,010	CHL Mortgage Pass-Through Trust, Series 2003-60-4A1	4.21	%(c)	02/25/2034	433,750
11,696,968	CHL Mortgage Pass-Through Trust, Series 2005-17-2A1	5.50%		09/25/2035	5,387,163
2,454,508	CHL Mortgage Pass-Through Trust, Series 2005-18-A1	5.50%		10/25/2035	1,383,099
1,904,198	CHL Mortgage Pass-Through Trust, Series 2005-20-A5	5.50%		10/25/2035	1,164,775
1,406,796	CHL Mortgage Pass-Through Trust, Series 2005-20-A8	5.25%		10/25/2035	857,484
6,271,617	CHL Mortgage Pass-Through Trust, Series 2005-23-A1	5.50%		11/25/2035	3,444,347
1,345,458	CHL Mortgage Pass-Through Trust, Series 2005-24-A8	5.50%		11/25/2035	746,731
2,152,871	CHL Mortgage Pass-Through Trust, Series 2005-26-1A12	5.50%		11/25/2035	1,320,556
428,439	CHL Mortgage Pass-Through Trust, Series 2005-27-2A1	5.50%		12/25/2035	184,904
789,704	CHL Mortgage Pass-Through Trust, Series 2005-28-A7	5.25%		01/25/2036	422,283
6,870,799	CHL Mortgage Pass-Through Trust, Series 2005-HYB1-4A1	3.92	%(c)	03/25/2035	6,212,173
249,773	CHL Mortgage Pass-Through Trust, Series 2005-HYB8-1A1	4.09	%(c)	12/20/2035	224,876
6,656,854	CHL Mortgage Pass-Through Trust, Series 2005-HYB8-4A1	3.88	%(c)	12/20/2035	5,784,929
656,329	CHL Mortgage Pass-Through Trust, Series 2005-J3-2A4	4.50%		09/25/2035	555,074
673,169	CHL Mortgage Pass-Through Trust, Series 2005-J4-A5	5.50%		11/25/2035	521,660

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
4,576,867	CHL Mortgage Pass-Through Trust, Series 2006-14-A5	6.25%	09/25/2036	2,104,179
3,124,493	CHL Mortgage Pass-Through Trust, Series 2006-16-2A1	6.50%	11/25/2036	1,050,883
6,530,816	CHL Mortgage Pass-Through Trust, Series 2006-1-A2	6.00%	03/25/2036	3,499,656
1,357,529	CHL Mortgage Pass-Through Trust, Series 2006-20-1A21	6.00%	02/25/2037	667,203
16,037,401	CHL Mortgage Pass-Through Trust, Series 2006-8-1A3	6.00%	05/25/2036	9,823,179
187,943	CHL Mortgage Pass-Through Trust, Series 2006-J3-A4	5.50%	05/25/2036	178,218
3,834,550	CHL Mortgage Pass-Through Trust, Series 2007-10-A7	6.00%	07/25/2037	1,766,148
13,303,384	CHL Mortgage Pass-Through Trust, Series 2007-11-A1	6.00%	08/25/2037	5,859,941
6,489,959	CHL Mortgage Pass-Through Trust, Series 2007-12-A9	5.75%	08/25/2037	3,388,718
2,826,272	CHL Mortgage Pass-Through Trust, Series 2007-13-A1	6.00%	08/25/2037	1,407,667
4,631,003	CHL Mortgage Pass-Through Trust, Series 2007-13-A10	6.00%	08/25/2037	2,306,539
3,639,498	CHL Mortgage Pass-Through Trust, Series 2007-15-1A1	6.25%	09/25/2037	2,230,382
508,355	CHL Mortgage Pass-Through Trust, Series 2007-15-1A16	6.25%	09/25/2037	311,533
1,464,328	CHL Mortgage Pass-Through Trust, Series 2007-15-1A2	6.25%	09/25/2037	896,926
1,788,409	CHL Mortgage Pass-Through Trust, Series 2007-15-1A29	6.25%	09/25/2037	1,095,929
2,678,077	CHL Mortgage Pass-Through Trust, Series 2007-17-1A2	6.00%	10/25/2037	1,863,141
415,420	CHL Mortgage Pass-Through Trust, Series 2007-18-1A1	6.00%	11/25/2037	167,687
37,066,302	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%	02/25/2038	18,261,633
1,343,400	CHL Mortgage Pass-Through Trust, Series 2007-2-A2	6.00%	03/25/2037	573,424
3,495,728	CHL Mortgage Pass-Through Trust, Series 2007-3-A1	6.00%	04/25/2037	1,666,449
1,346,329	CHL Mortgage Pass-Through Trust, Series 2007-3-A12	6.00%	04/25/2037	641,808
3,165,052	CHL Mortgage Pass-Through Trust, Series 2007-4-1A39	6.00%	05/25/2037	1,342,505
1,191,594	CHL Mortgage Pass-Through Trust, Series 2007-5-A2	5.75%	05/25/2037	591,741
4,357,137	CHL Mortgage Pass-Through Trust, Series 2007-7-A1	6.00%	06/25/2037	2,254,301
1,958,156	CHL Mortgage Pass-Through Trust, Series 2007-7-A11	5.50%	06/25/2037	937,897
1,306,121	CHL Mortgage Pass-Through Trust, Series 2007-7-A2	5.75%	06/25/2037	650,728
4,292,694	CHL Mortgage Pass-Through Trust, Series 2007-8-1A4	6.00%	01/25/2038	1,954,425
2,252,790	CHL Mortgage Pass-Through Trust, Series 2007-8-1A5	5.44%	01/25/2038	954,182
3,651,285	CHL Mortgage Pass-Through Trust, Series 2007-8-1A8	6.00%	01/25/2038	1,662,398
5,230,504	CHL Mortgage Pass-Through Trust, Series 2007-8-1A9 (Secured Overnight Financing Rate 1 Month + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%	01/25/2038	2,340,222

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,149,411	CHL Mortgage Pass-Through Trust, Series 2007-9-A1	5.75%		07/25/2037	2,506,878
677,703	CHL Mortgage Pass-Through Trust, Series 2007-9-A11	5.75%		07/25/2037	329,925
3,537,534	CHL Mortgage Pass-Through Trust, Series 2007-HY1-1A1	3.83	%(c)	04/25/2037	3,205,440
8,099,788	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.76	%(c)	03/25/2037	6,926,923
15,659,671	CHL Mortgage Pass-Through Trust, Series 2007-J1-2A1	6.00%		02/25/2037	6,069,130
387,801	CHL Mortgage Pass-Through Trust, Series 2007-J3-A1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 6.00% Cap)	5.93%		07/25/2037	121,048
1,939,005	CHL Mortgage Pass-Through Trust, Series 2007-J3-A2 (-1 x Secured Overnight Financing Rate 1 Month + 5.39%, 5.50% Cap)	0.07	%(f)(h)	07/25/2037	115,326
625,256	Citicorp Mortgage Securities Trust, Series 2006-7-1A1	6.00%		12/25/2036	509,050
1,830,030	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	1,682,524
982,605	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	681,918
417,729	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	373,095
1,021,835	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	959,752
4,486,747	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3-1A1A	4.51	%(c)	06/25/2036	4,006,923
2,257,225	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	7.35	%(d)	10/25/2036	1,281,503
8,936,940	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	4.59	%(d)	03/25/2036	4,206,243
9,015,271	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.66	%(d)	05/25/2036	3,388,262
1,594,918	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.16	%(c)	04/25/2037	1,423,202
528,400	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50	%(a)(c)	10/25/2036	275,670
14,518,077	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75	%(a)	04/25/2047	7,942,488
680,411	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50	%(a)(c)	05/25/2037	611,880
40,920,364	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2-A1 (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.57	%(a)	01/25/2037	35,842,016
1,511,448	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3-A2D (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor)	5.78%		03/25/2037	1,237,343
152,924	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5-1A3A	4.15	%(c)	04/25/2037	151,691
1,895,524	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	3.69	%(c)	08/25/2047	1,654,112
3,478,243	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97	%(d)	01/25/2037	1,540,211
7,667,299	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A5A	5.76	%(d)	01/25/2037	3,396,429
2,939,856	Citigroup Mortgage Loan Trust, Inc., Series 2010-7-9A4	6.00	%(a)(c)	10/25/2037	2,514,541
14,538,172	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.00	%(a)(c)	06/25/2037	12,560,190
17,290,168	Citigroup Mortgage Loan Trust, Inc., Series 2021-JL1-A	2.75	%(a)(c)	02/27/2062	16,076,671
3,533,623	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A2 (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor)	5.63%		01/25/2037	1,492,849

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,714,660	Citigroup Mortgage Loan Trust, Series 2014-8-3A2	6.00	%(a)(c)	03/25/2037	2,276,218
107,930,582	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	%(a)	10/25/2058	86,315,443
165,978,189	Citigroup Mortgage Loan Trust, Series 2019-D-PT1	3.46	%(a)(c)	04/25/2064	129,130,351
209,458,575	Citigroup Mortgage Loan Trust, Series 2020-RP1-A1	1.50	%(a)(c)	08/25/2064	181,067,470
26,293,400	Citigroup Mortgage Loan Trust, Series 2020-RP1-M1	2.00	%(a)(c)	08/25/2064	19,137,838
22,116,950	Citigroup Mortgage Loan Trust, Series 2020-RP1-M2	2.50	%(a)(c)	08/25/2064	16,099,706
18,676,200	Citigroup Mortgage Loan Trust, Series 2020-RP1-M3	2.75	%(a)(c)	08/25/2064	13,030,502
49,015,791	Citigroup Mortgage Loan Trust, Series 2020-RP1-PT5	7.06	%(a)(c)	08/25/2064	33,937,882
274,618,803	Citigroup Mortgage Loan Trust, Series 2021-RP2-A1	1.75	%(a)(c)	03/25/2065	236,191,037
34,186,100	Citigroup Mortgage Loan Trust, Series 2021-RP2-M1	3.25	%(a)(c)	03/25/2065	27,199,360
28,635,750	Citigroup Mortgage Loan Trust, Series 2021-RP2-M2	3.40	%(a)(c)	03/25/2065	21,356,923
26,589,300	Citigroup Mortgage Loan Trust, Series 2021-RP2-M3	3.40	%(a)(c)	03/25/2065	18,849,192
78,045,006	Citigroup Mortgage Loan Trust, Series 2021-RP2-PT1	6.01	%(a)(c)	03/25/2065	62,344,848
1,502,234	CitiMortgage Alternative Loan Trust, Series 2006-A1-1A5	5.50%		04/25/2036	1,308,513
1,709,440	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	1,448,819
1,814,059	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	1,505,032
1,374,896	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	1,173,468
414,664	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2030	400,218
1,576,873	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	1,277,462
4,201,031	CitiMortgage Alternative Loan Trust, Series 2006-A6-1A2 (1 Month LIBOR USD + 0.50%, 6.00% Floor, 6.00% Cap)	6.00%		11/25/2036	3,663,771
2,111,435	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	1,838,669
1,029,464	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	896,473
2,791,422	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A8 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		01/25/2037	2,303,100
2,634,017	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9 (-1 x Secured Overnight Financing Rate 1 Month + 5.29%, 5.40% Cap)	0.00	%(f)(h)	01/25/2037	54,500
2,200,525	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00	%(g)	03/25/2037	1,933,971
5,064,112	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3 (-1 x Secured Overnight Financing Rate 1 Month + 5.29%, 5.40% Cap)	0.00	%(f)(h)	03/25/2037	140,033
1,984,517	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	1,766,031
3,551,033	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3 (Secured Overnight Financing Rate 1 Month + 0.44%, 0.33% Floor, 7.00% Cap)	5.76%		04/25/2037	2,945,760
3,551,033	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4 (-1 x Secured Overnight Financing Rate 1 Month + 6.56%, 6.67% Cap)	1.24	%(f)(h)	04/25/2037	199,627
3,760,727	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A5	5.75%		04/25/2037	3,299,375

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
488,339	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	419,287
6,438,398	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	5,527,999
207,490	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	178,365
14,812,000	COLT Mortgage Loan Trust, Series 2021-5-M1	3.26	%(a)(c)	11/26/2066	9,354,005
4,294,000	COLT Mortgage Loan Trust, Series 2021-HX1-B1	3.11	%(a)(c)	10/25/2066	2,624,523
4,130,000	COLT Mortgage Loan Trust, Series 2021-HX1-B2	3.86	%(a)(c)	10/25/2066	2,471,224
6,000,000	COLT Mortgage Loan Trust, Series 2021-HX1-M1	2.36	%(a)(c)	10/25/2066	3,602,083
11,833,268	COLT Mortgage Loan Trust, Series 2022-4-A1	4.30	%(a)(c)	03/25/2067	11,134,051
9,000,000	CoreVest American Finance Trust, Series 2020-3-D	2.95	%(a)(c)	08/15/2053	6,778,064
25,662,197	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	18,421,283
5,389,825	Countrywide Alternative Loan Trust, Series 2005-13CB-A1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 5.50% Cap)	5.50%		05/25/2035	4,419,065
2,461,857	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	2,045,814
2,191,630	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 5.50% Cap)	5.50%		07/25/2035	1,333,417
4,474,579	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2 (-1 x Secured Overnight Financing Rate 1 Month + 4.89%, 5.00% Cap)	0.00	%(f)(h)	07/25/2035	89,717
1,402,776	Countrywide Alternative Loan Trust, Series 2005-26CB-A11 (-2 x Secured Overnight Financing Rate 1 Month + 12.84%, 13.05% Cap)	3.20	%(h)	07/25/2035	896,766
1,914,925	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2 (Secured Overnight Financing Rate 1 Month + 0.86%, 0.75% Floor, 5.50% Cap)	5.50%		08/25/2035	1,524,512
938,252	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	404,301
5,283,535	Countrywide Alternative Loan Trust, Series 2005-32T1-A9	5.50%		08/25/2035	3,023,054
2,063,450	Countrywide Alternative Loan Trust, Series 2005-46CB-A14	5.50%		10/25/2035	1,434,163
1,045,383	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	726,574
3,684,555	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	2,129,702
1,260,247	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	696,602
28,382,158	Countrywide Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	18,833,912
11,244,945	Countrywide Alternative Loan Trust, Series 2005-57CB-1A1	5.50%		12/25/2035	8,041,675
297,916	Countrywide Alternative Loan Trust, Series 2005-60T1-A7 (-7 x Secured Overnight Financing Rate 1 Month + 35.09%, 35.93% Cap)	0.00	%(h)	12/25/2035	100,067
332,070	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	282,888
4,819,583	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	4,105,769
962,648	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5 (Secured Overnight Financing Rate 1 Month + 0.91%, 0.80% Floor, 5.50% Cap)	5.50%		01/25/2036	862,771
2,421,823	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6 (-1 x Secured Overnight Financing Rate 1 Month + 4.59%, 4.70% Cap)	0.00	%(f)(h)	01/25/2036	23,355
29,549,887	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	14,409,828

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
425,279	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	245,765
17,075,644	Countrywide Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	8,391,547
18,910,203	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	8,165,513
1,205,725	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x Secured Overnight Financing Rate 1 Month + 21.21%, 21.63% Cap)	1.71	%(h)	02/25/2036	782,899
842,409	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	489,083
1,202,396	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	816,689
273,637	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor, 5.50% Cap)	5.50%		10/25/2035	171,428
128,184	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	87,065
362,413	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	203,697
78,444	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	72,366
384,444	Countrywide Alternative Loan Trust, Series 2005-J13-2A5 (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor, 5.50% Cap)	5.50%		11/25/2035	242,125
768,888	Countrywide Alternative Loan Trust, Series 2005-J13-2A6 (-1 x Secured Overnight Financing Rate 1 Month + 4.91%, 5.02% Cap)	0.00	%(f)(h)	11/25/2035	19,975
3,398,674	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,102,388
14,680	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		12/25/2023	12,640
445,810	Countrywide Alternative Loan Trust, Series 2005-J2-1A5 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 5.50% Cap)	5.50%		04/25/2035	343,692
1,371,722	Countrywide Alternative Loan Trust, Series 2005-J2-1A6 (-1 x Secured Overnight Financing Rate 1 Month + 4.89%, 5.00% Cap)	0.00	%(f)(h)	04/25/2035	20,043
2,760,185	Countrywide Alternative Loan Trust, Series 2005-J3-2A8 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor, 5.50% Cap)	5.50%		05/25/2035	1,996,371
2,760,185	Countrywide Alternative Loan Trust, Series 2005-J3-2A9 (-1 x Secured Overnight Financing Rate 1 Month + 5.09%, 5.20% Cap)	0.00	%(f)(h)	05/25/2035	65,688
2,554,743	Countrywide Alternative Loan Trust, Series 2006-12CB-A3 (Secured Overnight Financing Rate 1 Month + 5.75%, 5.75% Floor)	5.75%		05/25/2036	1,294,837
3,148,656	Countrywide Alternative Loan Trust, Series 2006-12CB-A8	6.00%		05/25/2036	1,652,557
10,739,286	Countrywide Alternative Loan Trust, Series 2006-13T1-A1	6.00%		05/25/2036	5,381,407
27,626,553	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	13,226,019
2,658,082	Countrywide Alternative Loan Trust, Series 2006-16CB-A7	6.00%		06/25/2036	1,438,450
700,474	Countrywide Alternative Loan Trust, Series 2006-18CB-A12 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		07/25/2036	303,254
700,474	Countrywide Alternative Loan Trust, Series 2006-18CB-A13 (-1 x Secured Overnight Financing Rate 1 Month + 5.39%, 5.50% Cap)	0.07	%(f)(h)	07/25/2036	33,569
3,402,988	Countrywide Alternative Loan Trust, Series 2006-19CB-A12 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 6.00% Cap)	5.83%		08/25/2036	1,640,552
4,614,656	Countrywide Alternative Loan Trust, Series 2006-19CB-A13 (-1 x Secured Overnight Financing Rate 1 Month + 5.49%, 5.60% Cap)	0.17	%(f)(h)	08/25/2036	250,997
710,330	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	417,510
4,115,958	Countrywide Alternative Loan Trust, Series 2006-23CB-2A3	6.50%		08/25/2036	1,309,588
1,280,244	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		08/25/2036	684,177

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,747,117	Countrywide Alternative Loan Trust, Series 2006-24CB-A14 (-1 x Secured Overnight Financing Rate 1 Month + 7.04%, 7.15% Cap)	1.72	%(f)(h)	08/25/2036	509,031
3,004,699	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		08/25/2036	1,658,420
3,224,945	Countrywide Alternative Loan Trust, Series 2006-24CB-A5 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.06% Floor, 6.00% Cap)	6.00%		08/25/2036	1,553,889
1,434,183	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	743,320
1,840,896	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	987,069
2,603,254	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	1,515,479
371,404	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12 (-7 x Secured Overnight Financing Rate 1 Month + 45.41%, 46.15% Cap)	10.83	%(h)	10/25/2036	392,640
227,493	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23 (-4 x Secured Overnight Financing Rate 1 Month + 32.87%, 33.37% Cap)	9.82	%(h)	10/25/2036	202,279
1,888,611	Countrywide Alternative Loan Trust, Series 2006-2CB-A9	6.00%		03/25/2036	839,820
2,560,603	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	1,899,917
2,037,746	Countrywide Alternative Loan Trust, Series 2006-32CB-A1 (Secured Overnight Financing Rate 1 Month + 0.78%, 0.67% Floor, 6.00% Cap)	6.00%		11/25/2036	1,040,083
3,398,960	Countrywide Alternative Loan Trust, Series 2006-32CB-A2 (-1 x Secured Overnight Financing Rate 1 Month + 5.22%, 5.33% Cap)	0.00	%(f)(h)	11/25/2036	157,560
7,347,931	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	3,160,330
593,108	Countrywide Alternative Loan Trust, Series 2006-36T2-2A4	6.25%		12/25/2036	255,095
781,293	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	611,567
13,274,697	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2 (-1 x Secured Overnight Financing Rate 1 Month + 6.44%, 6.55% Cap)	1.12	%(f)(h)	01/25/2037	656,188
4,520,661	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4 (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 7.00% Cap)	5.88%		01/25/2037	634,126
1,151,502	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	741,942
1,959,965	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4 (-1 x Secured Overnight Financing Rate 1 Month + 5.34%, 5.45% Cap)	0.02	%(f)(h)	01/25/2037	92,254
2,816,432	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	1,487,629
6,888,077	Countrywide Alternative Loan Trust, Series 2006-41CB-1A15 (-1 x Secured Overnight Financing Rate 1 Month + 5.29%, 5.40% Cap)	0.00	%(f)(h)	01/25/2037	435,616
6,888,077	Countrywide Alternative Loan Trust, Series 2006-41CB-1A2 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		01/25/2037	2,878,448
2,965,763	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	1,566,505
3,540,930	Countrywide Alternative Loan Trust, Series 2006-42-1A1 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		01/25/2047	1,578,437
3,540,930	Countrywide Alternative Loan Trust, Series 2006-42-1A2 (-1 x Secured Overnight Financing Rate 1 Month + 5.29%, 5.40% Cap)	0.00	%(f)(h)	01/25/2047	225,131
2,358,075	Countrywide Alternative Loan Trust, Series 2006-42-1A3	6.00%		01/25/2047	1,275,423
2,680,252	Countrywide Alternative Loan Trust, Series 2006-43CB-1A12	5.75%		02/25/2037	1,403,079
9,273,155	Countrywide Alternative Loan Trust, Series 2006-43CB-1A6	6.00%		02/25/2037	4,987,397
9,743,283	Countrywide Alternative Loan Trust, Series 2006-45T1-1A1 (Secured Overnight Financing Rate 1 Month + 0.61%, 6.00% Floor, 6.00% Cap)	6.00%		02/25/2037	3,853,650
3,142,995	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		02/25/2037	959,947

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,142,995	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5 (-1 x Secured Overnight Financing Rate 1 Month + 5.29%, 5.40% Cap)	0.00	%(f)(h)	02/25/2037	159,105
1,335,441	Countrywide Alternative Loan Trust, Series 2006-45T1-2A2	6.00%		02/25/2037	706,338
5,470,136	Countrywide Alternative Loan Trust, Series 2006-4CB-1A1	6.00%		04/25/2036	2,779,644
610,018	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	489,498
4,146,083	Countrywide Alternative Loan Trust, Series 2006-7CB-1A14	6.00%		05/25/2036	2,249,028
7,230,020	Countrywide Alternative Loan Trust, Series 2006-7CB-1A16	6.00%		05/25/2036	3,921,898
2,215,278	Countrywide Alternative Loan Trust, Series 2006-7CB-1A6	6.00%		05/25/2036	1,219,060
2,243,659	Countrywide Alternative Loan Trust, Series 2006-7CB-1A9	6.00%		05/25/2036	1,217,065
814,937	Countrywide Alternative Loan Trust, Series 2006-9T1-A11	6.00%		05/25/2036	336,945
1,844,005	Countrywide Alternative Loan Trust, Series 2006-J1-1A10	5.50%		02/25/2036	1,274,363
3,741,414	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	2,585,634
791,821	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	469,229
1,017,477	Countrywide Alternative Loan Trust, Series 2006-J7-1A1	6.25%		11/25/2036	475,839
28,879,980	Countrywide Alternative Loan Trust, Series 2006-OA21-A1 (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.63%		03/20/2047	23,375,057
2,594,291	Countrywide Alternative Loan Trust, Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	5.57%		06/25/2046	2,171,169
586,978	Countrywide Alternative Loan Trust, Series 2007-11T1-A24 (-6 x Secured Overnight Financing Rate 1 Month + 39.21%, 39.90% Cap)	7.29	%(h)	05/25/2037	430,339
9,197,839	Countrywide Alternative Loan Trust, Series 2007-12T1-A11	6.00%		06/25/2037	4,244,434
8,558,033	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	5,135,772
5,103,816	Countrywide Alternative Loan Trust, Series 2007-15CB-A2	5.75%		07/25/2037	2,951,034
6,122,731	Countrywide Alternative Loan Trust, Series 2007-15CB-A5	5.75%		07/25/2037	3,540,172
7,250,265	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 7.00% Cap)	5.88%		08/25/2037	2,642,110
2,099,495	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x Secured Overnight Financing Rate 1 Month + 53.63%, 54.58% Cap)	9.30	%(h)	08/25/2037	2,135,991
2,552,806	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	1,919,928
4,783,715	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x Secured Overnight Financing Rate 1 Month + 29.37%, 29.90% Cap)	4.90	%(h)	08/25/2037	3,370,547
724,268	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	404,613
595,928	Countrywide Alternative Loan Trust, Series 2007-19-1A10 (-6 x Secured Overnight Financing Rate 1 Month + 38.31%, 39.00% Cap)	6.39	%(h)	08/25/2037	469,581
10,680,783	Countrywide Alternative Loan Trust, Series 2007-19-1A34	6.00%		08/25/2037	5,419,660
8,758,865	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	4,444,437
27,027,222	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	11,208,916
2,692,808	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x Secured Overnight Financing Rate 1 Month + 27.94%, 28.40% Cap)	6.66	%(h)	09/25/2037	1,741,489

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
17,824,607	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	6,901,736
6,831,060	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 7.00% Cap)	5.93%		09/25/2037	2,738,728
9,694,690	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x Secured Overnight Financing Rate 1 Month + 6.39%, 6.50% Cap)	1.07	%(f)(h)	09/25/2037	1,037,782
997,475	Countrywide Alternative Loan Trust, Series 2007-24-A2 (-6 x Secured Overnight Financing Rate 1 Month + 41.01%, 41.70% Cap)	9.09	%(h)	10/25/2037	765,737
1,994,529	Countrywide Alternative Loan Trust, Series 2007-24-A3 (-1 x Secured Overnight Financing Rate 1 Month + 6.84%, 6.95% Cap)	1.52	%(f)(h)	10/25/2037	261,259
3,272,029	Countrywide Alternative Loan Trust, Series 2007-24-A4 (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor, 7.00% Cap)	6.13%		10/25/2037	757,816
4,327,745	Countrywide Alternative Loan Trust, Series 2007-24-A6 (Secured Overnight Financing Rate 1 Month + 1.11%, 1.00% Floor, 7.00% Cap)	6.43%		10/25/2037	1,074,791
3,144,488	Countrywide Alternative Loan Trust, Series 2007-2CB-1A4 (Secured Overnight Financing Rate 1 Month + 1.11%, 5.75% Floor, 100.00% Cap)	6.44%		03/25/2037	1,692,210
15,342,616	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	1,588,286
3,524,048	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18 (-1 x Secured Overnight Financing Rate 1 Month + 5.54%, 5.65% Cap)	0.22	%(f)(h)	04/25/2037	252,828
3,524,048	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23 (Secured Overnight Financing Rate 1 Month + 0.66%, 0.55% Floor, 6.00% Cap)	5.98%		04/25/2037	1,504,881
14,036,211	Countrywide Alternative Loan Trust, Series 2007-5CB-1A31	5.50%		04/25/2037	7,228,807
5,808,665	Countrywide Alternative Loan Trust, Series 2007-5CB-2A1	6.00%		04/25/2037	2,646,804
4,702,081	Countrywide Alternative Loan Trust, Series 2007-6-A1	5.75%		04/25/2047	2,524,936
5,155,870	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	2,768,613
1,312,463	Countrywide Alternative Loan Trust, Series 2007-7T2-A8	6.00%		04/25/2037	590,973
236,583	Countrywide Alternative Loan Trust, Series 2007-8CB-A12 (-6 x Secured Overnight Financing Rate 1 Month + 39.51%, 40.20% Cap)	7.59	%(h)	05/25/2037	186,296
252,549	Countrywide Alternative Loan Trust, Series 2007-8CB-A8 (-6 x Secured Overnight Financing Rate 1 Month + 39.39%, 40.08% Cap)	7.47	%(h)	05/25/2037	197,616
394,268	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 6.00% Cap)	5.93%		05/25/2037	149,897
394,268	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5 (-1 x Secured Overnight Financing Rate 1 Month + 5.39%, 5.50% Cap)	0.07	%(f)(h)	05/25/2037	20,992
1,421,970	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	648,348
19,471,112	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	4.15	%(c)	03/25/2047	16,692,949
18,071,156	Countrywide Alternative Loan Trust, Series 2007-HY4-4A1	4.09	%(c)	06/25/2037	15,975,404
19,531,807	Countrywide Asset Backed Certificates, Series 2006-25-1A (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.57%		06/25/2047	17,642,581
5,563,882	Countrywide Asset Backed Certificates, Series 2006-26-1A (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.57%		06/25/2037	5,086,734
21,486,472	Countrywide Asset Backed Certificates, Series 2007-4-A5	4.44	%(d)	04/25/2047	14,572,013
10,844,676	Countrywide Asset Backed Certificates, Series 2007-BC1-1A (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	5.71%		05/25/2037	9,925,785
1,902,235	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	1,371,874
400,595	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	288,879

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,902,886	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	2,724,137
5,396,451	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	4,551,411
9,678,653	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	1,496,195
2,415,361	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	2,004,635
3,569,595	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	1,683,262
8,302,114	Credit Suisse Mortgage Capital Certificates, Series 2009-11R-4A1	7.00	%(a)(c)	09/26/2037	2,315,147
5,758,984	Credit Suisse Mortgage Capital Certificates, Series 2009-12R-5A1	6.00	%(a)(b)	06/27/2036	2,993,767
7,201,989	Credit Suisse Mortgage Capital Certificates, Series 2012-10R-4A2	3.94	%(a)(c)	08/26/2046	4,807,160
28,900,728	Credit Suisse Mortgage Capital Certificates, Series 2021-RPL9-A1	2.44	%(a)(c)	02/25/2061	26,462,050
68,536,406	Credit Suisse Mortgage-Backed Trust, Series 2017-RPL2-CERT	0.00	%(a)(b)(c)	02/25/2056	48,065,980
4,227,000	Credit Suisse Mortgage-Backed Trust, Series 2020-AFC1-B1	3.45	%(a)(c)	02/25/2050	2,832,708
9,167,446	Credit Suisse Mortgage-Backed Trust, Series 2020-RPL1-CERT	3.23	%(a)(c)	01/25/2046	6,741,408
8,167,574	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4-AV3 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	2.92%		05/25/2036	5,198,149
3,939,592	CSAB Mortgage Backed Trust, Series 2006-3-A4B	6.61	%(d)	11/25/2036	615,927
2,255,502	CSAB Mortgage Backed Trust, Series 2006-4-A6A	6.18	%(d)	12/25/2036	424,501
8,223,120	CSAB Mortgage Backed Trust, Series 2007-1-1A1A	5.90	%(c)	05/25/2037	1,963,413
776,000	CSMC Mortgage-Backed Trust, Series 2005-1R-2A5	5.75	%(a)	12/26/2035	529,173
11,281,244	CSMC Mortgage-Backed Trust, Series 2006-1-2A1	6.00%		02/25/2036	3,421,936
2,329,578	CSMC Mortgage-Backed Trust, Series 2006-2-5A1 (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor, 6.00% Cap)	6.00%		03/25/2036	746,560
13,021,270	CSMC Mortgage-Backed Trust, Series 2006-2-5A2 (-1 x Secured Overnight Financing Rate 1 Month + 5.19%, 5.30% Cap)	0.00	%(f)(h)	03/25/2036	572,673
2,712,312	CSMC Mortgage-Backed Trust, Series 2006-2-5A3	6.25%		03/25/2036	1,200,580
7,340,602	CSMC Mortgage-Backed Trust, Series 2006-2-5A4	6.00%		03/25/2036	3,126,307
1,113,965	CSMC Mortgage-Backed Trust, Series 2006-3-4A3	5.50%		04/25/2036	777,562
673,420	CSMC Mortgage-Backed Trust, Series 2006-3-4A4	5.50%		04/25/2036	470,056
2,429,173	CSMC Mortgage-Backed Trust, Series 2006-4-1A8 (Secured Overnight Financing Rate 1 Month + 1.11%, 6.00% Floor, 6.00% Cap)	6.00%		05/25/2036	1,345,965
20,278,943	CSMC Mortgage-Backed Trust, Series 2006-4-4A1	7.00%		05/25/2036	5,016,392
7,094,686	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	2,758,159
6,701,125	CSMC Mortgage-Backed Trust, Series 2006-6-1A4	6.00%		07/25/2036	3,236,146
10,035,754	CSMC Mortgage-Backed Trust, Series 2006-6-3A1	7.00%		07/25/2036	2,318,506
113,952	CSMC Mortgage-Backed Trust, Series 2006-7-3A11	6.00%		08/25/2036	44,947

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,559,221	CSMC Mortgage-Backed Trust, Series 2006-7-7A5	6.00%		08/25/2036	1,187,289
2,173,492	CSMC Mortgage-Backed Trust, Series 2006-9-2A1	5.50%		11/25/2036	1,821,103
9,091,555	CSMC Mortgage-Backed Trust, Series 2006-9-3A1	6.00%		11/25/2036	7,552,290
3,431,261	CSMC Mortgage-Backed Trust, Series 2006-9-4A1	6.00%		11/25/2036	2,026,058
1,308,069	CSMC Mortgage-Backed Trust, Series 2006-9-6A14	6.00%		11/25/2036	997,297
212,521	CSMC Mortgage-Backed Trust, Series 2006-9-6A15 (-6 x Secured Overnight Financing Rate 1 Month + 39.21%, 39.90% Cap)	7.32	%(h)	11/25/2036	199,315
8,311,864	CSMC Mortgage-Backed Trust, Series 2007-1-1A4	6.13	%(c)	02/25/2037	1,977,472
5,453,663	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2057	904,369
2,853,480	CSMC Mortgage-Backed Trust, Series 2007-1-5A14	6.00%		02/25/2037	1,565,384
26,458	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	20,089
5,166,866	CSMC Mortgage-Backed Trust, Series 2007-3-2A10	6.00%		04/25/2037	1,903,890
2,393,259	CSMC Mortgage-Backed Trust, Series 2007-5-2A5	5.00%		08/25/2037	1,937,119
22,841,538	CSMC Mortgage-Backed Trust, Series 2007-5-3A19	6.00%		08/25/2037	16,557,712
10,065,421	CSMC Mortgage-Backed Trust, Series 2007-5-3A9	6.00%		08/25/2037	7,288,587
2,296,151	CSMC Mortgage-Backed Trust, Series 2008-2R-1A1	6.00	%(a)(b)	07/25/2037	1,762,495
1,419,491	CSMC Trust, Series 2010-13R-1A2	5.50	%(a)(c)	12/26/2035	1,165,964
21,990,500	CSMC Trust, Series 2010-17R-6A1	3.83	%(a)(b)(c)	06/26/2037	20,661,227
6,470,229	CSMC Trust, Series 2010-4R-3A17	6.00	%(a)(b)(c)	06/26/2037	5,686,452
3,194,510	CSMC Trust, Series 2010-4R-8A17	6.00	%(a)(b)(c)	06/26/2037	2,807,540
8,393,074	CSMC Trust, Series 2010-7R-1A17	6.00	%(a)(c)	01/26/2037	4,417,515
8,591,554	CSMC Trust, Series 2013-9R-A1	3.00	%(a)(b)(c)	05/27/2043	7,123,356
7,533,123	CSMC Trust, Series 2019-RPL6-CERT	0.00	%(a)(c)	11/25/2058	6,130,151
177,729,514	CSMC Trust, Series 2019-RPL6-PT1	4.01	%(a)(c)	11/25/2058	146,644,889
174,188,581	CSMC Trust, Series 2020-RPL1-PT1	3.34	%(a)(c)	10/25/2069	137,145,045
13,229,314	CSMC Trust, Series 2021-JR1-A1	2.47	%(a)(c)	09/27/2066	12,838,293
11,472,910	CSMC Trust, Series 2021-JR2-A1	2.22	%(a)(c)	11/25/2061	11,009,736
7,469,850	CSMC Trust, Series 2021-NQM1-B1	2.83	%(a)(c)	05/25/2065	4,394,795
6,225,825	CSMC Trust, Series 2021-NQM5-M1	2.17	%(a)(c)	05/25/2066	3,055,434
3,180,040	CSMC Trust, Series 2021-NQM6-B1	3.29	%(a)(c)	07/25/2066	1,632,494
7,445,317	CSMC Trust, Series 2021-NQM6-M1	2.58	%(a)(c)	07/25/2066	3,996,392

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
17,544,000	CWABS Asset-Backed Certificates Trust, Series 2005-11-MF1	5.35	%(c)	02/25/2036	13,763,449
838,738	CWABS Asset-Backed Certificates Trust, Series 2005-4-AF5B	5.65	%(d)	10/25/2035	830,910
7,535,494	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50	%(c)	09/25/2035	6,469,474
215,422	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6 (-7 x Secured Overnight Financing Rate 1 Month + 35.09%, 35.93% Cap)	0.00	%(h)	11/25/2035	295,926
472,552	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1 (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor, 5.50% Cap)	5.50%		11/25/2035	203,437
1,426,213	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2 (-1 x Secured Overnight Financing Rate 1 Month + 5.19%, 5.30% Cap)	0.00	%(f)(h)	11/25/2035	32,724
4,773,490	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	3,837,828
12,953,216	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.73%		09/25/2047	10,932,026
15,583,463	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3-A2 (Secured Overnight Financing Rate 1 Month + 0.36%, 0.25% Floor)	5.68%		07/25/2047	13,270,645
3,114,044	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1-A1C	5.67	%(c)	02/25/2036	2,633,991
409,653	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	4.81	%(c)	06/25/2036	346,266
683,824	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	%(c)	10/25/2036	537,081
9,549,038	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65	%(c)	10/25/2036	7,502,347
680,254	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90	%(c)	10/25/2036	534,329
991,437	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90	%(c)	10/25/2036	778,158
1,957,495	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	6.37	%(d)	10/25/2036	1,531,859
3,784,051	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-3A2 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 7.00% Cap)	5.83	%(a)(b)	10/27/2036	3,082,970
4,272,240	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x Secured Overnight Financing Rate 1 Month + 11.96%, 12.12% Cap)	4.50	%(a)(h)	04/15/2036	3,760,083
1,260,869	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1 (-1 x Secured Overnight Financing Rate 1 Month + 11.95%, 12.11% Cap)	4.48	%(a)(h)	04/15/2036	1,107,533
2,054,183	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x Secured Overnight Financing Rate 1 Month + 14.39%, 14.61% Cap)	4.21	%(a)(h)	04/15/2036	1,779,152
296,750	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1 (-3 x Secured Overnight Financing Rate 1 Month + 19.01%, 19.35% Cap)	3.01	%(a)(h)	04/15/2036	238,219
2,609,075	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3 (-1 x Secured Overnight Financing Rate 1 Month + 12.41%, 12.57% Cap)	4.94	%(a)(h)	04/15/2036	2,129,499
43,221,453	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x Secured Overnight Financing Rate 1 Month + 11.96%, 12.12% Cap)	4.50	%(a)(h)	04/15/2036	35,283,409
10,139,985	Equifirst Loan Securitization Trust, Series 2007-1-A2B (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.62%		04/25/2037	8,929,676
22,750,000	FBR Securitization Trust, Series 2005-2-M4 (Secured Overnight Financing Rate 1 Month + 1.04%, 0.93% Floor, 14.00% Cap)	6.36%		09/25/2035	19,573,249

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,500,000	FBR Securitization Trust, Series 2005-5-M3 (Secured Overnight Financing Rate 1 Month + 0.85%, 0.74% Floor, 14.00% Cap)	6.17%		11/25/2035	4,993,046
75,600,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3-M1B (Secured Overnight Financing Rate 30 Day Average + 2.90%)	8.21	%(a)	04/25/2042	77,386,428
3,219,907	Fieldstone Mortgage Investment Trust, Series 2007-1-2A2 (Secured Overnight Financing Rate 1 Month + 0.38%, 0.27% Floor, 12.25% Cap)	5.97%		04/25/2047	2,288,105
18,773,738	Figure Line of Credit Trust, Series 2020-1-A	4.04	%(a)(c)	09/25/2049	17,761,787
7,485,914	First Franklin Mortgage Loan Trust, Series 2006-FF8-M1 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor)	5.81%		07/25/2036	6,967,839
4,000,000	First Franklin Mortgage Loan Trust, Series 2006-FF9-2A4 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.93%		06/25/2036	3,457,917
17,884,550	First Franklin Mortgage Loan Trust, Series 2007-FF2-A1 (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	5.71%		03/25/2037	9,634,806
21,299,953	First Franklin Mortgage Loan Trust, Series 2007-FF2-A2C (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.73%		03/25/2037	10,466,920
2,768,817	First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4-1A1	4.92	%(c)	05/25/2035	1,398,657
3,393,364	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A4	5.50%		11/25/2035	1,682,912
253,981	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-2A1	5.00%		02/25/2050	252,103
1,024,034	First Horizon Alternative Mortgage Securities Trust, Series 2006-AA3-A1	5.45	%(c)	06/25/2036	796,365
1,923,685	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A12	6.00%		04/25/2036	913,925
6,455,160	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A3	5.75%		04/25/2036	2,949,573
1,210,847	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	505,939
1,923,600	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A5	6.00%		02/25/2037	791,415
2,843,723	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50	%(c)	05/25/2035	1,860,056
10,551,027	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A3	6.00%		06/25/2037	3,748,902
542,904	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A4	6.00%		06/25/2037	192,900
604,898	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A13	6.25%		08/25/2037	252,925
1,867,365	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	780,797
1,061,711	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A5	6.25%		08/25/2037	443,931
906,138	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	412,832
1,532,054	First Horizon Mortgage Pass-Through Trust, Series 2007-4-1A1	6.00%		08/25/2037	623,466
9,000,000	FirstKey Homes Trust, Series 2020-SFR1-E	2.79	%(a)	08/17/2037	8,278,488
18,000,000	FirstKey Homes Trust, Series 2020-SFR2-D	1.97	%(a)	10/19/2037	16,360,659
26,225,000	FirstKey Homes Trust, Series 2020-SFR2-E	2.67	%(a)	10/19/2037	23,896,626
16,350,000	FirstKey Homes Trust, Series 2021-SFR1-E1	2.39	%(a)	08/17/2038	14,212,437
11,500,000	FirstKey Homes Trust, Series 2021-SFR1-E2	2.49	%(a)	08/17/2038	9,946,342
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-D	2.06	%(a)	09/17/2038	6,920,910

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-E1	2.26	%(a)	09/17/2038	6,875,123
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-E2	2.36	%(a)	09/17/2038	6,856,623
34,891,000	FirstKey Homes Trust, Series 2021-SFR3-B	2.44	%(a)	12/17/2038	30,909,239
29,584,000	FirstKey Homes Trust, Series 2021-SFR3-C	2.54	%(a)	12/17/2038	26,086,432
22,626,000	FirstKey Homes Trust, Series 2021-SFR3-D	2.79	%(a)	12/17/2038	20,030,549
45,314,000	FirstKey Homes Trust, Series 2021-SFR3-E1	2.99	%(a)	12/17/2038	39,656,715
25,293,000	FirstKey Homes Trust, Series 2021-SFR3-E2	3.08	%(a)	12/17/2038	22,218,530
10,174,000	FirstKey Homes Trust, Series 2021-SFR3-F1	3.58	%(a)	12/17/2038	8,977,117
62,350,000	FMC GMSR Issuer Trust, Series 2020-GT1-A	4.45	%(a)(c)	01/25/2026	54,125,873
72,500,000	FMC GMSR Issuer Trust, Series 2021-GT1-A	3.62	%(a)(c)	07/25/2026	59,621,883
64,820,000	FMC GMSR Issuer Trust, Series 2021-GT2-A	3.85	%(a)(c)	10/25/2026	53,351,073
114,474,501	Fremont Home Loan Trust, Series 2006-D-1A1 (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.57%		11/25/2036	66,651,450
7,750,000	FRTKL, Series 2021-SFR1-E1	2.37	%(a)	09/17/2038	6,602,949
6,650,000	FRTKL, Series 2021-SFR1-E2	2.52	%(a)	09/17/2038	5,653,629
2,751,000	GCAT Trust, Series 2019-NQM3-M1	3.45	%(a)(c)	11/25/2059	2,077,897
7,096,000	GCAT Trust, Series 2021-NQM2-M1	2.54	%(a)(c)	05/25/2066	4,196,783
8,405,000	GCAT Trust, Series 2021-NQM6-B1	4.42	%(a)(c)	08/25/2066	5,446,638
32,254,901	GE-WMC Mortgage Securities Trust, Series 2006-1-A2B (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.73%		08/25/2036	13,585,787
1,684,811	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	4.27	%(c)	09/19/2035	1,332,321
21,297,554	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (Secured Overnight Financing Rate 1 Month + 0.63%, 0.52% Floor, 10.50% Cap)	5.95%		08/25/2045	7,477,646
17,198,719	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A3 (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor)	5.91%		04/25/2047	14,744,585
890,035	GS Mortgage Securities Corporation Trust, Series 2008-2R-1A1	4.35	%(a)(c)	09/25/2036	295,820
107,298,406	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-A1	1.75	%(a)(c)	05/25/2060	92,087,580
12,540,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M1	2.25	%(a)(c)	05/25/2060	9,323,114
10,237,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M2	2.75	%(a)(c)	05/25/2060	7,485,993
9,341,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M3	3.00	%(a)(c)	05/25/2060	6,606,786
31,813,370	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-PT4	6.59	%(a)(g)	05/25/2060	27,052,213
107,755	GSAA Home Equity Trust, Series 2005-12-AF3	5.07	%(c)	09/25/2035	70,523
7,770,596	GSAA Home Equity Trust, Series 2006-10-AF3	5.98	%(c)	06/25/2036	2,014,940
5,561,549	GSAA Home Equity Trust, Series 2006-10-AF4	6.80	%(d)	06/25/2036	1,426,875

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,583,679	GSAA Home Equity Trust, Series 2006-15-AF4	6.46	%(d)	09/25/2036	2,687,573
1,653,907	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77	%(c)	11/25/2036	484,751
3,871,522	GSAA Home Equity Trust, Series 2006-18-AF6	6.18	%(d)	11/25/2036	893,449
7,280,233	GSAA Home Equity Trust, Series 2006-19-A1 (Secured Overnight Financing Rate 1 Month + 0.29%, 0.18% Floor)	5.61%		12/25/2036	1,992,918
3,429,124	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	1,967,408
2,525,117	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,089,767
5,751,438	GSAA Home Equity Trust, Series 2007-7-A5 (Secured Overnight Financing Rate 1 Month + 0.67%, 0.56% Floor)	5.99%		07/25/2037	2,809,846
15,765,960	GSAMP Trust, Series 2006-HE6-A3 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.73%		08/25/2036	12,209,156
6,687,159	GSAMP Trust, Series 2007-H1-A2B (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor)	5.83%		01/25/2047	3,570,443
6,396,304	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor)	5.78	%(a)	03/25/2035	5,584,431
6,396,304	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	0.00	%(a)(c)(f)	03/25/2035	6,218
4,133,830	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor, 9.50% Cap)	5.78	%(a)	09/25/2035	3,471,903
4,133,830	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	0.00	%(a)(c)(f)	09/25/2035	180
15,542,146	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AF1 (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor, 9.15% Cap)	5.78	%(a)	01/25/2036	12,571,175
15,542,146	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	0.00	%(a)(c)(f)	01/25/2036	278
16,662,154	GSMSC Resecuritization Trust, Series 2014-3R-2B (Secured Overnight Financing Rate 1 Month + 0.29%, 0.18% Floor)	5.61	%(a)	09/26/2036	8,932,576
709,023	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	648,483
1,523,771	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	1,334,210
190,672	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	174,693
2,278,439	GSR Mortgage Loan Trust, Series 2005-6F-3A9 (-1 x Secured Overnight Financing Rate 1 Month + 6.79%, 6.90% Cap)	1.47	%(f)(h)	07/25/2035	141,073
123,048	GSR Mortgage Loan Trust, Series 2005-6F-4A1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 6.00% Cap)	5.93%		07/25/2035	117,514
100,252	GSR Mortgage Loan Trust, Series 2005-7F-3A1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 6.00% Cap)	5.93%		09/25/2035	97,454
6,953,041	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	2,669,943
1,670,972	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	655,712
173,881	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	257,595
321,345	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	277,075
1,524,462	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	691,736
1,830,873	GSR Mortgage Loan Trust, Series 2006-2F-3A6	6.00%		02/25/2036	830,717
17,012,995	GSR Mortgage Loan Trust, Series 2006-5F-3A1	6.50%		06/25/2036	7,646,650
4,198,420	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	2,353,559

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,655,257	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	1,216,451
9,637,156	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	4,336,796
28,008,092	GSR Mortgage Loan Trust, Series 2006-OA1-3A1	4.39	%(g)	08/25/2046	6,239,032
171,339	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	367,203
522,318	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	768,600
12,382,964	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	7,737,308
41,019,519	GSR Mortgage Loan Trust, Series 2007-OA1-1A1 (Secured Overnight Financing Rate 1 Month + 0.34%, 0.23% Floor)	5.66%		05/25/2037	20,645,234
255,046	Harborview Mortgage Loan Trust, Series 2005-14-3A1A	5.73	%(c)	12/19/2035	239,378
5,136,055	Harborview Mortgage Loan Trust, Series 2005-2-1A (Secured Overnight Financing Rate 1 Month + 0.63%, 0.52% Floor)	5.96%		05/19/2035	1,597,237
21,478,277	Harborview Mortgage Loan Trust, Series 2005-8-1A1A (Secured Overnight Financing Rate 1 Month + 0.73%, 0.62% Floor, 11.00% Cap)	6.06%		09/19/2035	11,225,012
40,763,122	Harborview Mortgage Loan Trust, Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	6.18%		09/19/2035	18,027,421
3,656,258	Harborview Mortgage Loan Trust, Series 2006-10-2A1A (Secured Overnight Financing Rate 1 Month + 0.29%, 0.18% Floor)	5.62%		11/19/2036	3,168,761
3,643,241	Harborview Mortgage Loan Trust, Series 2006-11-A1A (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor)	5.78%		12/19/2036	3,385,887
31,044,576	Harborview Mortgage Loan Trust, Series 2006-14-1A1A (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	5.80%		01/25/2047	29,465,922
5,368,221	Harborview Mortgage Loan Trust, Series 2006-4-1A2A (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor)	5.82%		05/19/2046	2,532,185
56,114,661	Harborview Mortgage Loan Trust, Series 2006-8-1A1 (Secured Overnight Financing Rate 1 Month + 0.51%)	5.83%		07/21/2036	27,413,594
6,514,825	Harborview Mortgage Loan Trust, Series 2006-BU1-1A1A (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor, 10.50% Cap)	5.86%		02/19/2046	5,536,034
13,381,916	Harborview Mortgage Loan Trust, Series 2007-7-1A1 (Secured Overnight Financing Rate 1 Month + 2.11%, 10.50% Cap)	6.43%		10/25/2037	9,859,490
395,495	Home Equity Asset Trust, Series 2003-3-M1 (Secured Overnight Financing Rate 1 Month + 1.40%, 1.29% Floor)	6.72%		08/25/2033	381,305
12,182,000	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-B-2A4 (Secured Overnight Financing Rate 1 Month + 0.67%, 0.56% Floor)	5.99%		06/25/2036	10,401,099
8,528,139	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-D-2A4 (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.67%		11/25/2036	6,390,950
7,859,252	Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B-1A1 (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.62%		07/25/2037	3,186,560
7,859,252	Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B-1A2 (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.62%		07/25/2037	3,186,560
3,684,829	Home Partners of America Trust, Series 2019-2-C	3.02	%(a)	10/19/2039	3,224,949
3,920,031	Home Partners of America Trust, Series 2019-2-D	3.12	%(a)	10/19/2039	3,391,996
7,378,881	Home Partners of America Trust, Series 2019-2-E	3.32	%(a)	10/19/2039	6,202,359
362,199	HomeBanc Mortgage Trust, Series 2005-1-M2 (Secured Overnight Financing Rate 1 Month + 0.85%, 0.74% Floor, 11.50% Cap)	6.17%		03/25/2035	290,929
10,350,000	HomeBanc Mortgage Trust, Series 2005-3-M5 (Secured Overnight Financing Rate 1 Month + 1.96%, 1.85% Floor, 11.50% Cap)	7.28%		07/25/2035	8,574,067
13,161,000	Homeward Opportunities Fund Trust, Series 2020-1-B1	5.74	%(a)(c)	11/25/2059	12,695,290
13,276,000	Homeward Opportunities Fund Trust, Series 2020-1-B2	5.92	%(a)(c)	11/25/2059	13,015,100

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
28,994,000	Homeward Opportunities Fund Trust, Series 2020-2-B2	5.47	%(a)(c)	05/25/2065	26,525,071
3,712,600	Homeward Opportunities Fund Trust, Series 2020-BPL1-A1	6.23	%(a)(d)	08/25/2025	3,717,972
18,928,073	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	6,122,397
13,685,475	HSI Asset Loan Obligation Trust, Series 2007-WF1-A3	4.51	%(d)	12/25/2036	4,367,884
27,975,065	HSI Asset Securitization Corporation Trust, Series 2006-HE1-1A1 (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	5.71%		10/25/2036	8,933,602
13,772,293	HSI Asset Securitization Corporation Trust, Series 2007-NC1-A2 (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.57%		04/25/2037	8,877,780
59,707,305	HSI Asset Securitization Corporation Trust, Series 2007-NC1-A3 (Secured Overnight Financing Rate 1 Month + 0.29%, 0.18% Floor)	5.61%		04/25/2037	38,495,509
189,442	Impac CMB Trust, Series 2002-9F-A1	5.22	%(d)	12/25/2032	183,912
9,552,732	Impac Secured Assets Trust, Series 2007-3-A1B (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor, 11.50% Cap)	5.91%		09/25/2037	8,039,486
25,853,642	Imperial Fund Mortgage Trust, Series 2021-NQM4-A1	2.09	%(a)(c)	01/25/2057	20,987,407
13,368,056	Imperial Fund Mortgage Trust, Series 2021-NQM4-A2	2.30	%(a)(c)	01/25/2057	10,729,336
10,188,059	Imperial Fund Mortgage Trust, Series 2021-NQM4-A3	2.45	%(a)(c)	01/25/2057	8,110,961
3,207,969	IndyMac IMJA Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	1,258,882
2,348,484	IndyMac IMJA Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	921,600
6,828,257	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-1A1	6.00%		10/25/2037	2,996,692
11,174,735	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-2A3	6.50%		10/25/2037	5,724,693
18,136,418	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-3A1	7.00%		10/25/2037	5,233,069
15,455,029	IndyMac IMJA Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	6,838,567
12,645,060	IndyMac IMJA Mortgage Loan Trust, Series 2007-A4-A1	6.25%		02/25/2038	4,101,136
29,130,068	IndyMac IMSC Mortgage Loan Trust, Series 2007-F1-2A1	6.50%		06/25/2037	7,658,050
255,117	IndyMac IMSC Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	178,307
25,197,586	IndyMac IMSC Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	7,977,719
2,914,866	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	5.79%		07/25/2047	1,977,086
771,891	IndyMac INDA Mortgage Loan Trust, Series 2006-AR2-1A1	4.44	%(c)	09/25/2036	526,614
647,261	IndyMac INDA Mortgage Loan Trust, Series 2006-AR2-4A1	4.04	%(c)	09/25/2036	565,846
7,765,274	IndyMac INDA Mortgage Loan Trust, Series 2006-AR3-1A1	3.73	%(c)	12/25/2036	6,625,404
2,414,378	IndyMac INDA Mortgage Loan Trust, Series 2007-AR1-3A1	2.83	%(c)	03/25/2037	2,037,027
2,289,823	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3-3A1	3.67	%(c)	07/25/2037	2,002,331
5,471,288	IndyMac INDX Mortgage Loan Trust, Series 2005-AR15-A1	3.76	%(c)	09/25/2035	4,778,307
2,248,250	IndyMac INDX Mortgage Loan Trust, Series 2006-AR7-3A1	3.53	%(c)	05/25/2036	1,922,171

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,894,131	IndyMac INDX Mortgage Loan Trust, Series 2007-AR13-2A1	4.77	%(c)	07/25/2037	1,524,661
4,842,628	IndyMac INDX Mortgage Loan Trust, Series 2007-AR21-8A1	4.19	%(c)	09/25/2037	4,691,429
5,048,585	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	3,372,970
1,618,469	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	1,081,302
3,160,789	JP Morgan Alternative Loan Trust, Series 2006-A2-1A1 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor, 11.50% Cap)	5.79%		05/25/2036	2,724,570
2,151,781	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	1,106,816
2,310,874	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.69	%(d)	05/25/2036	2,287,587
6,244,681	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	6.46	%(d)	12/25/2036	5,931,772
2,179,200	JP Morgan Mortgage Acquisition Corporation, Series 2005-WMC1-M4 (Secured Overnight Financing Rate 1 Month + 1.01%, 0.90% Floor)	6.33%		09/25/2035	1,921,331
5,612,650	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46	%(d)	09/25/2029	3,480,556
9,880,770	JP Morgan Mortgage Acquisition Trust, Series 2006-HE3-A1 (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	4.17%		11/25/2036	8,839,455
22,429,890	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A3 (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.67%		08/25/2036	9,731,082
20,730,704	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A4 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	5.79%		08/25/2036	8,994,578
2,948,846	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1-A5	6.91	%(d)	07/25/2036	847,464
4,269,707	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A1A (Secured Overnight Financing Rate 1 Month + 0.24%, 0.13% Floor)	5.56%		12/25/2036	2,522,837
35,550,679	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A1B (Secured Overnight Financing Rate 1 Month + 0.34%, 0.23% Floor)	5.66%		12/25/2036	2,762,178
14,367,597	JP Morgan Mortgage Acquisition Trust, Series 2007-CH1-AF5	4.58	%(d)	11/25/2036	13,776,150
9,690,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH3-M2 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.75%		03/25/2037	8,121,330
90,408	JP Morgan Mortgage Trust, Series 2005-A6-5A1	5.31	%(c)	08/25/2035	89,527
3,485,091	JP Morgan Mortgage Trust, Series 2005-S1-1A2	6.50%		01/25/2035	3,423,519
349,857	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	274,611
931,836	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	319,817
3,405,451	JP Morgan Mortgage Trust, Series 2006-S2-3A5	6.25%		07/25/2036	1,219,823
1,786,086	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	546,049
7,294,656	JP Morgan Mortgage Trust, Series 2006-S3-1A21 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor, 7.50% Cap)	5.81%		08/25/2036	1,597,371
7,294,656	JP Morgan Mortgage Trust, Series 2006-S3-1A22 (-1 x Secured Overnight Financing Rate 1 Month + 7.01%, 7.12% Cap)	1.69	%(f)(h)	08/25/2036	929,141
832,270	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	254,445
5,703,261	JP Morgan Mortgage Trust, Series 2006-S4-A3	6.00%		01/25/2037	2,295,596
2,375,221	JP Morgan Mortgage Trust, Series 2006-S4-A5	6.00%		01/25/2037	960,898
5,570,913	JP Morgan Mortgage Trust, Series 2006-S4-A8 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor, 7.00% Cap)	5.81%		01/25/2037	1,624,707

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,570,913	JP Morgan Mortgage Trust, Series 2006-S4-A9 (-1 x Secured Overnight Financing Rate 1 Month + 6.51%, 6.62% Cap)	1.19	%(f)(h)	01/25/2037	704,836
619,467	JP Morgan Mortgage Trust, Series 2007-A2-2A1	4.49	%(c)	04/25/2037	454,239
2,430,154	JP Morgan Mortgage Trust, Series 2007-A3-3A2M	4.19	%(c)	05/25/2037	2,171,858
6,161,215	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	2,626,948
1,726,545	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	762,706
3,924,226	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	1,889,447
1,691,642	JP Morgan Mortgage Trust, Series 2007-S3-1A64	7.50%		08/25/2037	600,410
660,393	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	316,316
3,618,323	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	1,733,881
4,124,606	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	1,976,601
4,991,439	JP Morgan Resecuritization Trust, Series 2009-4-3A2	6.00	%(a)(c)	02/26/2037	2,435,107
16,376,315	JP Morgan Resecuritization Trust, Series 2009-7-7A1	7.00	%(a)(c)	09/27/2037	7,171,517
7,722,342	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00	%(a)	02/26/2037	3,502,407
5,125,240	JP Morgan Resecuritization Trust, Series 2010-1-2A11	7.00	%(a)(c)	01/26/2037	2,334,231
120,589,419	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00	%(a)	06/25/2058	100,744,163
27,809,350	Legacy Mortgage Asset Trust, Series 2020-GS1-A2	7.00	%(a)(d)(i)	10/25/2059	24,305,492
27,186,234	Legacy Mortgage Asset Trust, Series 2020-GS2-A2	7.00	%(a)(d)	03/25/2060	23,179,598
24,000,000	Legacy Mortgage Asset Trust, Series 2021-GS4-A2	3.55	%(a)(d)	11/25/2060	19,129,430
4,746,760	Lehman Mortgage Trust, Series 2005-2-2A3B	5.94	%(d)	08/25/2035	4,090,555
1,594,591	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	844,829
1,005,687	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	680,528
1,838,851	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	1,481,371
156,438	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	120,414
840,414	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	676,973
510,743	Lehman Mortgage Trust, Series 2005-4-2A3A	5.50	%(d)	10/25/2035	568,952
6,950,078	Lehman Mortgage Trust, Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	5.69%		02/25/2036	5,969,758
943,144	Lehman Mortgage Trust, Series 2006-1-1A1 (Secured Overnight Financing Rate 1 Month + 0.86%, 0.75% Floor, 5.50% Cap)	5.50%		02/25/2036	385,473
2,829,431	Lehman Mortgage Trust, Series 2006-1-1A2 (-1 x Secured Overnight Financing Rate 1 Month + 4.64%, 4.75% Cap)	0.00	%(f)(h)	02/25/2036	74,442
1,944,228	Lehman Mortgage Trust, Series 2006-1-3A1 (Secured Overnight Financing Rate 1 Month + 0.86%, 0.75% Floor, 5.50% Cap)	5.50%		02/25/2036	1,220,724
1,944,228	Lehman Mortgage Trust, Series 2006-1-3A2 (-1 x Secured Overnight Financing Rate 1 Month + 4.64%, 4.75% Cap)	0.00	%(b)(f)(h)	02/25/2036	27,670

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,252,650	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	855,598
5,570,791	Lehman Mortgage Trust, Series 2006-3-A3 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor)	6.03%		03/25/2036	5,332,263
1,508,474	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x Secured Overnight Financing Rate 1 Month + 5.29%, 5.40% Cap)	0.00	%(f)(h)	08/25/2036	54,621
958,753	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	746,865
6,578,622	Lehman Mortgage Trust, Series 2006-5-1A1A (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor)	5.85%		04/25/2036	5,600,879
5,462,093	Lehman Mortgage Trust, Series 2006-5-2A1 (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor, 7.50% Cap)	5.78%		09/25/2036	824,448
11,377,480	Lehman Mortgage Trust, Series 2006-5-2A2 (-1 x Secured Overnight Financing Rate 1 Month + 7.04%, 7.15% Cap)	1.72	%(f)(h)	09/25/2036	1,028,941
37,018	Lehman Mortgage Trust, Series 2006-5-2A4A	6.39	%(d)	04/25/2036	43,469
5,822,133	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	3,872,305
166,234	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	161,926
2,783,141	Lehman Mortgage Trust, Series 2006-7-2A2 (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 7.00% Cap)	5.88%		11/25/2036	655,439
10,310,137	Lehman Mortgage Trust, Series 2006-7-2A5 (-1 x Secured Overnight Financing Rate 1 Month + 6.44%, 6.55% Cap)	1.12	%(f)(h)	11/25/2036	804,774
1,677,490	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x Secured Overnight Financing Rate 1 Month + 30.16%, 30.68% Cap)	5.68	%(h)	01/25/2037	1,221,921
1,822,623	Lehman Mortgage Trust, Series 2006-9-1A5 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 5.75% Cap)	5.75%		01/25/2037	952,094
5,449,019	Lehman Mortgage Trust, Series 2006-9-1A6 (-1 x Secured Overnight Financing Rate 1 Month + 5.04%, 5.15% Cap)	0.00	%(f)(h)	01/25/2037	165,426
3,434,942	Lehman Mortgage Trust, Series 2006-9-2A1 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor, 7.00% Cap)	5.81%		01/25/2037	795,362
6,191,489	Lehman Mortgage Trust, Series 2006-9-2A2 (-1 x Secured Overnight Financing Rate 1 Month + 6.51%, 6.62% Cap)	1.19	%(f)(h)	01/25/2037	452,562
7,856,900	Lehman Mortgage Trust, Series 2006-GP3-1A1 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor)	5.83%		06/25/2046	7,027,097
5,821,033	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	1,667,709
19,557,024	Lehman Mortgage Trust, Series 2007-1-1A1 (Secured Overnight Financing Rate 1 Month + 0.32%, 0.21% Floor)	5.64	%(a)	06/25/2037	13,748,385
5,094,742	Lehman Mortgage Trust, Series 2007-1-2A1	7.00	%(c)	02/25/2037	4,919,283
5,681,512	Lehman Mortgage Trust, Series 2007-1-2A4 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.73	%(a)	06/25/2037	3,602,647
9,725,305	Lehman Mortgage Trust, Series 2007-12N-1A3A (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor)	5.83%		07/25/2047	9,252,753
9,793,975	Lehman Mortgage Trust, Series 2007-15N-4A1 (Secured Overnight Financing Rate 1 Month + 1.01%, 0.90% Floor)	6.33%		08/25/2047	8,064,615
1,435,148	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	915,630
2,484,614	Lehman Mortgage Trust, Series 2007-4-2A11 (Secured Overnight Financing Rate 1 Month + 0.44%, 0.33% Floor, 7.00% Cap)	5.76%		05/25/2037	733,111
10,856,558	Lehman Mortgage Trust, Series 2007-4-2A8 (-1 x Secured Overnight Financing Rate 1 Month + 6.56%, 6.67% Cap)	1.24	%(f)(h)	05/25/2037	892,691
744,105	Lehman Mortgage Trust, Series 2007-4-2A9 (Secured Overnight Financing Rate 1 Month + 0.44%, 0.33% Floor, 7.00% Cap)	5.76%		05/25/2037	168,944

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,509,955	Lehman Mortgage Trust, Series 2007-5-11A1	4.54	%(c)	06/25/2037	3,566,986
655,164	Lehman Mortgage Trust, Series 2007-5-4A3 (-6 x Secured Overnight Financing Rate 1 Month + 39.39%, 40.08% Cap)	7.47	%(h)	08/25/2036	639,394
609,874	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	237,844
72,375	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	58,531
5,546,513	Lehman Mortgage Trust, Series 2007-9-2A2	6.50%		10/25/2037	1,739,609
3,268,147	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	1,116,567
9,300,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	3.86	%(a)(c)	02/25/2026	8,734,853
70,233,579	LHOME Mortgage Trust, Series 2021-RTL2-A1	2.09	%(a)(d)	06/25/2026	69,196,636
13,436,423	Long Beach Mortgage Loan Trust, Series 2006-2-2A4 (Secured Overnight Financing Rate 1 Month + 0.69%, 0.58% Floor)	6.01%		03/25/2046	4,844,610
48,039,581	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	5.79%		05/25/2046	14,572,024
4,897,079	Long Beach Mortgage Loan Trust, Series 2006-3-2A4 (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	5.97%		05/25/2046	1,485,351
15,182,022	Long Beach Mortgage Loan Trust, Series 2006-5-2A4 (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor)	5.91%		06/25/2036	7,192,254
25,882,723	Long Beach Mortgage Loan Trust, Series 2006-6-1A (Secured Overnight Financing Rate 1 Month + 0.40%, 0.29% Floor)	5.72%		07/25/2036	17,855,184
11,640,099	Long Beach Mortgage Loan Trust, Series 2006-WL1-M2 (Secured Overnight Financing Rate 1 Month + 0.79%, 0.68% Floor)	6.11%		01/25/2046	10,594,300
1,776,850	Luminent Mortgage Trust, Series 2005-1-A1 (Secured Overnight Financing Rate 1 Month + 0.63%, 0.52% Floor, 11.50% Cap)	5.95%		11/25/2035	1,664,519
2,324,866	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	3.63	%(c)	03/25/2035	1,993,824
738,744	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	3.24	%(c)	07/25/2035	639,754
5,036,779	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	3.75	%(c)	11/25/2036	2,839,464
6,599,187	MASTR Alternative Loans Trust, Series 2004-9-M2	6.26	%(d)	08/25/2034	4,750,622
1,111,612	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	929,922
54,876	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	51,245
6,678,747	MASTR Alternative Loans Trust, Series 2005-5-3A1	5.75%		08/25/2035	3,411,982
1,495,898	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	982,718
1,276,618	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	701,823
748,473	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	682,613
3,703,696	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	1,098,624
2,159,199	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3 (Secured Overnight Financing Rate 1 Month + 4.24%, 4.13% Floor)	9.56%		12/25/2032	2,030,431
6,284,365	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3 (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor)	5.77%		06/25/2036	5,402,663
9,255,021	MASTR Asset Backed Securities Trust, Series 2007-HE1-A3 (Secured Overnight Financing Rate 1 Month + 0.32%, 0.21% Floor)	5.64%		05/25/2037	8,703,542
13,234,404	MASTR Asset Backed Securities Trust, Series 2007-WMC1-A1 (Secured Overnight Financing Rate 1 Month + 0.26%, 0.15% Floor)	5.58%		01/25/2037	3,639,547

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,512,461	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	971,330
1,047,441	MASTR Asset Securitization Trust, Series 2006-2-1A11 (Secured Overnight Financing Rate 1 Month + 6.00%, 6.00% Floor)	6.00%		06/25/2036	619,845
2,421,256	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	1,036,593
13,314,963	MASTR Resecuritization Trust, Series 2008-1-A1	6.00	%(a)(b)(c)	09/27/2037	8,991,838
6,707,075	MASTR Resecuritization Trust, Series 2008-4-A1	6.00	%(a)(c)	06/27/2036	5,059,425
1,182,744	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,132,286
494,422	MASTR Seasoned Securitization Trust, Series 2005-2-2A1 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 7.50% Cap)	5.83%		10/25/2032	446,385
20,035,266	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2A (Secured Overnight Financing Rate 1 Month + 0.33%, 0.22% Floor)	5.65%		04/25/2037	7,935,761
10,274,466	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2B (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor)	5.85%		04/25/2037	4,085,399
14,240,531	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2C (Secured Overnight Financing Rate 1 Month + 0.75%, 0.64% Floor)	6.07%		04/25/2037	5,669,793
13,022,228	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A4 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor, 7.00% Cap)	5.75%		03/25/2037	3,300,446
13,022,228	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A5 (-1 x Secured Overnight Financing Rate 1 Month + 6.57%, 6.68% Cap)	1.25	%(f)(h)	03/25/2037	1,472,613
28,698,456	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR5-1A1	3.41	%(c)	10/25/2047	8,852,177
2,207,574	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1-1A2 (Secured Overnight Financing Rate 1 Month + 3.61%, 3.50% Floor)	8.93%		10/25/2037	1,983,013
17,591,481	Merrill Lynch Mortgage Investors Trust, Series 2005-AR1-M2 (Secured Overnight Financing Rate 1 Month + 1.12%, 1.01% Floor)	6.44%		06/25/2036	13,222,726
7,905,271	Merrill Lynch Mortgage Investors Trust, Series 2006-AR1-A2C (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.75	%(a)	03/25/2037	2,185,155
771,234	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	361,716
22,650,867	Merrill Lynch Mortgage Investors Trust, Series 2006-FM1-A1 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	4.06%		04/25/2037	12,980,000
10,397,458	Merrill Lynch Mortgage Investors Trust, Series 2006-HE3-A4 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.93%		06/25/2037	2,600,896
7,575,636	Merrill Lynch Mortgage Investors Trust, Series 2006-HE4-A2B (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor)	5.63%		07/25/2037	1,762,063
76,442,934	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.93%		02/25/2037	36,044,816
8,494,320	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A1 (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.57%		04/25/2047	3,508,468
7,246,947	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A3 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor)	5.81%		04/25/2047	2,993,208
3,035,452	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A4 (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	5.97%		04/25/2047	1,253,754
50,708,938	Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1-A1 (Secured Overnight Financing Rate 1 Month + 0.36%, 0.25% Floor)	5.68%		03/25/2037	37,261,628
17,555,773	MFA Trust, Series 2021-NPL1-A1	2.36	%(a)(d)	03/25/2060	16,908,714
16,819,816	Morgan Stanley Capital Trust, Series 2006-HE7-A2C (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.75%		09/25/2036	7,341,133

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
22,319,353	Morgan Stanley Capital Trust, Series 2006-HE7-A2D (Secured Overnight Financing Rate 1 Month + 0.57%, 0.46% Floor)	5.89%		09/25/2036	9,741,096
13,138,756	Morgan Stanley Capital Trust, Series 2006-NC2-M1 (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	5.97%		02/25/2036	11,492,566
5,760,969	Morgan Stanley Capital Trust, Series 2007-HE4-A1 (Secured Overnight Financing Rate 1 Month + 0.24%, 0.13% Floor)	5.56	%(a)	02/25/2037	2,517,685
25,139,591	Morgan Stanley Home Equity Loan Trust, Series 2007-1-A4 (Secured Overnight Financing Rate 1 Month + 0.33%, 0.22% Floor)	5.65%		12/25/2036	12,157,677
5,120,152	Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2-AFPT (Secured Overnight Financing Rate 1 Month + 0.18%, 0.07% Floor)	5.50%		11/25/2036	1,796,147
615,833	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1 (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor, 5.75% Cap)	5.75%		12/25/2035	376,209
1,542,945	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	1,028,652
1,860,923	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.29	%(c)	12/25/2035	1,655,100
4,564,691	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.73	%(d)	08/25/2036	851,525
6,713,421	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	2,942,064
6,680,428	Morgan Stanley Mortgage Loan Trust, Series 2006-16AX-2A2 (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor)	5.77%		11/25/2036	1,960,267
5,216,303	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	6.15	%(d)	10/25/2046	1,512,774
1,794,234	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	6.08	%(d)	10/25/2046	422,725
1,747,666	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	1,539,426
15,295,232	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.22	%(c)	06/25/2036	9,685,724
1,504,726	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	767,723
1,523,275	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	777,187
2,854,050	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	1,514,820
3,404,526	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	3.81	%(c)	10/25/2037	2,018,540
2,899,268	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	6.42	%(d)	09/25/2046	645,632
1,928,736	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.58	%(d)	09/25/2046	518,048
250,801	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	6.12	%(d)	01/25/2047	224,098
5,214,251	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	6.36	%(d)	01/25/2047	1,969,353
3,049,845	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	6.46	%(d)	01/25/2047	1,151,636
3,798,562	Morgan Stanley Re-Remic Trust, Series 2010-R5-4B	3.47	%(a)(d)	06/26/2036	3,285,902
6,121,444	Morgan Stanley Re-Remic Trust, Series 2010-R5-5B	2.84	%(a)(d)	01/26/2037	5,176,558
9,662,495	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00	%(a)(b)(c)	11/26/2036	7,057,432
40,275	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94	%(a)(c)	02/26/2037	40,173
7,360,294	Morgan Stanley Re-Remic Trust, Series 2012-R4-1B (Secured Overnight Financing Rate 1 Month + 0.11%)	2.99	%(a)	08/26/2036	5,511,379
6,289,870	Morgan Stanley Re-Remic Trust, Series 2013-R2-1B	3.70	%(a)(b)(c)	10/26/2036	5,118,765

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,840,253	Morgan Stanley Resecuritization Trust, Series 2014-R7-B1	4.08	%(a)(c)	01/26/2051	1,810,844
4,915,849	Morgan Stanley Resecuritization Trust, Series 2014-R7-B2	4.08	%(a)(c)(i)	01/26/2051	4,547,370
20,607,540	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	%(a)(c)	10/25/2060	19,959,721
9,606,076	New Century Alternative Mortgage Loan Trust, Series 2006-ALT1-AF3	6.17	%(c)	07/25/2036	2,024,475
12,198,011	New Century Alternative Mortgage Loan Trust, Series 2006-ALT2-AF5	4.65	%(d)	10/25/2036	2,523,218
17,829,000	New Century Home Equity Loan Trust, Series 2005-4-M5 (Secured Overnight Financing Rate 1 Month + 1.13%, 1.02% Floor, 12.50% Cap)	6.45%		09/25/2035	16,027,497
12,500,000	New Century Home Equity Loan Trust, Series 2006-1-A2C (Secured Overnight Financing Rate 1 Month + 0.67%, 0.56% Floor, 12.50% Cap)	5.99%		05/25/2036	10,885,315
62,504,400	New Residential Mortgage Loan Trust, Series 2020-RPL1-M1	3.25	%(a)(c)	11/25/2059	50,217,154
16,345,550	New Residential Mortgage Loan Trust, Series 2020-RPL1-M2	3.50	%(a)(c)	11/25/2059	12,845,832
228,110	New York Mortgage Trust, Series 2005-2-A (Secured Overnight Financing Rate 1 Month + 0.77%, 0.66% Floor, 10.50% Cap)	5.76%		08/25/2035	203,622
22,915	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	5.36	%(d)	02/25/2035	22,134
12,891,695	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16	%(c)	05/25/2036	2,500,369
2,619,823	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41	%(c)	05/25/2036	507,611
14,239,587	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	%(c)	01/25/2036	4,385,939
2,406,790	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65	%(c)	01/25/2036	741,055
1,134,924	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76	%(c)	06/25/2036	299,645
14,948,764	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	6.30	%(d)	10/25/2036	3,537,446
2,555,281	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.56	%(d)	02/25/2037	680,429
12,736,108	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	6.49	%(d)	02/25/2037	3,392,069
2,825,683	Nomura Resecuritization Trust, Series 2014-1R-6A7	6.48	%(a)(c)	08/26/2036	2,163,862
4,266,583	Nomura Resecuritization Trust, Series 2014-2R-4A9	4.08	%(a)(d)	07/26/2036	3,564,596
7,340,080	Nomura Resecuritization Trust, Series 2015-4R-5A2 (Secured Overnight Financing Rate 1 Month + 0.54%, 0.43% Floor)	2.73	%(a)(b)(i)	03/26/2036	4,972,244
14,094,059	NovaStar Mortgage Funding Trust, Series 2005-3-M4 (Secured Overnight Financing Rate 1 Month + 1.00%, 0.89% Floor, 11.00% Cap)	6.32%		01/25/2036	11,256,266
7,485,196	NovaStar Mortgage Funding Trust, Series 2006-3-A2C (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor, 11.00% Cap)	5.75%		10/25/2036	3,946,475
43,687,746	NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1-A	3.84	%(a)	12/25/2025	40,792,948
43,227,304	NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1-A	3.10	%(a)	07/25/2026	38,674,224
9,694,000	OBX Trust, Series 2021-NQM3-M1	2.33	%(a)(c)	07/25/2061	4,594,676
742,648	Option One Mortgage Loan Trust, Series 2004-3-M3 (Secured Overnight Financing Rate 1 Month + 1.09%, 0.98% Floor)	6.41%		11/25/2034	736,029
5,688,601	Option One Mortgage Loan Trust, Series 2007-1-2A3 (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.57%		01/25/2037	3,290,765
53,619,065	Option One Mortgage Loan Trust, Series 2007-6-1A1 (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.62%		07/25/2037	45,382,973

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,080,000	People’s Choice Home Loan Securities Trust, Series 2005-1-M5 (Secured Overnight Financing Rate 1 Month + 1.61%, 1.50% Floor, 15.00% Cap)	6.93%		01/25/2035	7,280,485
3,029,555	PHH Alternative Mortgage Trust, Series 2007-1-1A1 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor, 10.10% Cap)	5.75%		02/25/2037	2,229,273
6,827,555	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	5,571,551
3,185,848	PHH Alternative Mortgage Trust, Series 2007-2-2A2	6.00%		05/25/2037	2,599,777
199,472	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	170,777
34,761,087	PMT Credit Risk Transfer Trust, Series 2019-2R-A (Secured Overnight Financing Rate 1 Month + 3.86%, 2.75% Floor)	9.18	%(a)	05/30/2025	34,753,561
8,774,270	PMT Credit Risk Transfer Trust, Series 2019-3R-A (Secured Overnight Financing Rate 30 Day Average + 3.81%, 2.70% Floor)	9.13	%(a)	10/27/2024	8,738,728
26,224,785	PMT Credit Risk Transfer Trust, Series 2020-1R-A (Secured Overnight Financing Rate 30 Day Average + 3.46%, 2.35% Floor)	8.78	%(a)	02/27/2025	25,985,638
67,143,738	PMT Credit Risk Transfer Trust, Series 2021-1R-A (Secured Overnight Financing Rate 1 Month + 3.01%, 2.90% Floor)	8.33	%(a)	02/27/2024	66,877,446
67,663,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	8.43	%(a)	03/25/2026	66,069,442
1,200,000	PNMAC GMSR Issuer Trust, Series 2018-GT1-A (1 Month LIBOR USD + 3.85%, 2.85% Floor)	9.28	%(a)	02/25/2025	1,201,941
115,398,215	PR Mortgage Loan Trust, Series 2014-1-APT	5.85	%(a)(c)	10/25/2049	103,132,608
46,247,566	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	%(a)(d)	09/27/2060	44,776,440
25,306,904	Pretium Mortgage Credit Partners LLC, Series 2021-NPL5-A1	2.49	%(a)(d)	10/25/2051	23,900,387
16,598,389	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	%(a)(d)	07/25/2051	15,475,298
31,247,539	Pretium Mortgage Credit Partners LLC, Series 2021-RN4-A1	2.49	%(a)(c)	10/25/2051	28,485,107
4,760,278	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50	%(a)	05/25/2035	4,015,395
2,627,414	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00	%(a)	05/25/2035	1,988,109
57,551,560	Progress Residential Trust, Series 2021-SFR10-E1	3.57	%(a)	12/17/2040	48,250,146
23,883,619	Progress Residential Trust, Series 2021-SFR10-E2	3.67	%(a)	12/17/2040	19,991,487
12,936,960	Progress Residential Trust, Series 2021-SFR10-F	4.61	%(a)	12/17/2040	10,813,541
29,000,000	Progress Residential Trust, Series 2021-SFR2-E1	2.55	%(a)	04/19/2038	25,506,898
20,000,000	Progress Residential Trust, Series 2021-SFR2-E2	2.65	%(a)	04/19/2038	17,534,456
62,271,000	Progress Residential Trust, Series 2021-SFR2-F	3.40	%(a)	04/19/2038	54,449,538
7,000,000	Progress Residential Trust, Series 2021-SFR5-E1	2.21	%(a)	07/17/2038	6,019,346
25,000,000	Progress Residential Trust, Series 2021-SFR8-E1	2.38	%(a)	10/17/2038	21,557,938
23,900,000	Progress Residential Trust, Series 2021-SFR8-E2	2.53	%(a)	10/17/2038	20,485,706
19,900,000	Progress Residential Trust, Series 2021-SFR8-F	3.18	%(a)	10/17/2038	16,872,330
5,500,000	PRPM LLC, Series 2020-4-A2	3.44	%(a)(d)	10/25/2025	5,179,552
177,299,477	PRPM LLC, Series 2021-10-A1	2.49	%(a)(d)	10/25/2026	165,269,974

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
91,008,122	PRPM LLC, Series 2021-11-A1	2.49	%(a)(d)	11/25/2026	86,391,243
74,483,409	PRPM LLC, Series 2021-2-A1	2.12	%(a)(c)	03/25/2026	71,715,486
7,100,000	PRPM LLC, Series 2021-2-A2	3.77	%(a)(c)	03/25/2026	6,409,618
46,474,069	PRPM LLC, Series 2021-6-A1	1.79	%(a)(d)	07/25/2026	43,716,172
39,979,489	PRPM LLC, Series 2021-7-A1	1.87	%(a)(d)	08/25/2026	36,900,017
1,496,900	RAMP Trust, Series 2004-RS7-A3	5.31	%(c)	07/25/2034	1,260,879
7,253,971	RAMP Trust, Series 2006-RS2-A3A (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor, 14.00% Cap)	6.03%		03/25/2036	6,963,944
12,573,778	RAMP Trust, Series 2006-RS3-A4 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor, 14.00% Cap)	6.03%		05/25/2036	11,301,186
12,615,483	RAMP Trust, Series 2006-RS6-A4 (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	5.97%		11/25/2036	9,999,208
11,781,478	RBSGC Structured Trust, Series 2008-B-A1	6.00	%(a)	06/25/2037	10,110,020
1,396,254	RBSSP Resecuritization Trust, Series 2009-12-17A2	4.79	%(a)(c)	10/25/2035	1,372,635
14,023,005	RBSSP Resecuritization Trust, Series 2009-12-20A2	3.79	%(a)(b)(c)	12/25/2035	11,692,816
2,914,867	RBSSP Resecuritization Trust, Series 2010-4-7A2	6.00	%(a)	07/26/2037	1,448,289
55,477,962	Redwood Funding Trust, Series 2019-1-PT	4.97	%(a)(d)	09/27/2024	54,481,278
5,355,649	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75	%(d)	05/25/2036	2,599,248
2,062,139	Renaissance Home Equity Loan Trust, Series 2006-2-AF5	6.25	%(d)	08/25/2036	885,192
17,385,181	Renaissance Home Equity Loan Trust, Series 2006-3-AF3	5.59	%(d)	11/25/2036	6,287,516
18,049,871	Renaissance Home Equity Loan Trust, Series 2006-3-AF4	5.81	%(d)	11/25/2036	6,781,423
2,933,947	Renaissance Home Equity Loan Trust, Series 2006-3-AF5	6.12	%(d)	11/25/2036	1,158,553
10,257,172	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47	%(d)	01/25/2037	3,569,906
20,198,460	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69	%(d)	01/25/2037	7,303,557
8,192,822	Renaissance Home Equity Loan Trust, Series 2007-1-AF1	5.74	%(d)	04/25/2037	2,290,137
5,779,950	Renaissance Home Equity Loan Trust, Series 2007-1-AF1Z	5.35	%(d)	04/25/2037	1,526,348
3,486,895	Renaissance Home Equity Loan Trust, Series 2007-1-AF2	5.51	%(d)	04/25/2037	936,171
5,072,268	Renaissance Home Equity Loan Trust, Series 2007-1-AF3	5.61	%(d)	04/25/2037	1,412,699
2,781,357	Renaissance Home Equity Loan Trust, Series 2007-1-AF4	5.76	%(d)	04/25/2037	780,015
8,232,817	Renaissance Home Equity Loan Trust, Series 2007-1-AF5	5.91	%(d)	04/25/2037	2,367,569
17,696,892	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68	%(d)	06/25/2037	4,681,486
22,755,581	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20	%(d)	06/25/2037	6,670,068
801,674	Reperforming Loan REMIC Trust, Series 2004-R2-1AF1 (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor, 9.50% Cap)	5.86	%(a)	11/25/2034	755,914

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
780,027	Reperforming Loan REMIC Trust, Series 2004-R2-1AS	0.71	%(a)(c)(f)	11/25/2034	26,700
242,746	Reperforming Loan REMIC Trust, Series 2005-R1-1AF1 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor, 9.50% Cap)	5.79	%(a)	03/25/2035	216,895
241,103	Reperforming Loan REMIC Trust, Series 2005-R1-1AS	0.82	%(a)(c)(f)	03/25/2035	7,971
14,779,213	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	4.83	%(c)	10/25/2035	10,840,198
7,773,213	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	4.96	%(c)	12/25/2035	6,633,278
5,712,283	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	4.00	%(c)	03/25/2035	2,213,942
181,184	Residential Accredit Loans, Inc., Series 2005-QS12-A11 (-11 x Secured Overnight Financing Rate 1 Month + 49.89%, 51.15% Cap)	0.00	%(h)	08/25/2035	113,993
738,613	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	589,869
1,529,770	Residential Accredit Loans, Inc., Series 2005-QS13-2A1 (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor, 5.75% Cap)	5.75%		09/25/2035	1,197,428
6,272,057	Residential Accredit Loans, Inc., Series 2005-QS13-2A2 (-1 x Secured Overnight Financing Rate 1 Month + 4.94%, 5.05% Cap)	0.00	%(f)(h)	09/25/2035	137,394
4,895,290	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	1,665,408
1,219,323	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	989,293
1,452,004	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	1,182,890
1,371,517	Residential Accredit Loans, Inc., Series 2005-QS16-A1 (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor, 5.50% Cap)	5.50%		11/25/2035	1,095,271
1,371,280	Residential Accredit Loans, Inc., Series 2005-QS16-A2 (-1 x Secured Overnight Financing Rate 1 Month + 4.69%, 4.80% Cap)	0.00	%(f)(h)	11/25/2035	16,004
766,145	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	649,129
792,759	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	671,679
2,220,449	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	1,881,314
1,578,225	Residential Accredit Loans, Inc., Series 2005-QS17-A2 (Secured Overnight Financing Rate 1 Month + 0.96%, 0.85% Floor, 6.00% Cap)	6.00%		12/25/2035	1,282,009
1,578,225	Residential Accredit Loans, Inc., Series 2005-QS17-A4 (-1 x Secured Overnight Financing Rate 1 Month + 5.04%, 5.15% Cap)	0.00	%(f)(h)	12/25/2035	29,210
1,269,889	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	1,075,935
569,689	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	546,493
1,972,562	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	1,581,303
606,583	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	479,419
4,482,931	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	3,503,373
1,088,282	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	488,805
1,774,423	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	1,360,494
2,734,413	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	2,138,190
1,250,952	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	1,026,534
510,122	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	372,264

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,813,914	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	1,323,891
1,445,861	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	1,055,124
572,189	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	417,558
226,426	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	165,235
1,054,617	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	832,251
5,858,996	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	4,623,624
614,381	Residential Accredit Loans, Inc., Series 2006-QS1-A6 (-8 x Secured Overnight Financing Rate 1 Month + 41.98%, 42.86% Cap)	1.19	%(h)	01/25/2036	424,566
4,087,966	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	3,370,430
1,003,273	Residential Accredit Loans, Inc., Series 2006-QS4-A8 (-790 x Secured Overnight Financing Rate 1 Month + 5052.56%, 0.10% Floor, 8.00% Cap)	8.00	%(h)	04/25/2036	829,947
3,968,169	Residential Accredit Loans, Inc., Series 2006-QS4-A9	6.00%		04/25/2036	3,110,818
2,453,503	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	1,924,482
7,312,363	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	5,735,680
1,242,986	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	965,202
1,803,303	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	1,400,298
3,494,588	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	2,768,123
6,060,127	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x Secured Overnight Financing Rate 1 Month + 5.44%, 5.55% Cap)	0.12	%(f)(h)	08/25/2036	273,643
2,169,792	Residential Accredit Loans, Inc., Series 2006-QS9-1A6 (-1 x Secured Overnight Financing Rate 1 Month + 5.19%, 5.30% Cap)	0.00	%(f)(h)	07/25/2036	61,697
21,276,234	Residential Accredit Loans, Inc., Series 2007-QA5-1A1	5.92	%(c)	09/25/2037	14,325,190
24,700,631	Residential Accredit Loans, Inc., Series 2007-QH5-AII (Secured Overnight Financing Rate 1 Month + 0.57%, 0.46% Floor)	5.89%		06/25/2037	9,904,385
9,705,647	Residential Accredit Loans, Inc., Series 2007-QH7-2A1 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor)	6.03%		08/25/2037	8,655,645
22,413,883	Residential Accredit Loans, Inc., Series 2007-QS10-A1	6.50%		09/25/2037	17,259,324
2,337,206	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	1,760,384
7,569,463	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x Secured Overnight Financing Rate 1 Month + 5.34%, 5.45% Cap)	0.02	%(f)(h)	01/25/2037	235,416
761,947	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	574,620
1,844,645	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	1,365,402
2,474,322	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	1,952,545
12,681,819	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	10,229,752
2,022,195	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	1,605,750
3,384,477	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	2,712,440
1,360,438	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	1,014,838

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
561,236	Residential Accredit Loans, Inc., Series 2007-QS5-A5 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.41% Floor, 7.00% Cap)	5.73%		03/25/2037	398,237
1,863,993	Residential Accredit Loans, Inc., Series 2007-QS5-A8 (-1 x Secured Overnight Financing Rate 1 Month + 6.59%, -0.11% Floor, 6.70% Cap)	1.27	%(f)(h)	03/25/2037	122,608
1,498,317	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	1,143,066
481,752	Residential Accredit Loans, Inc., Series 2007-QS6-A13 (-8 x Secured Overnight Financing Rate 1 Month + 54.05%, 55.00% Cap)	9.72	%(h)	04/25/2037	406,696
2,145,472	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	1,636,780
3,419,220	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	2,689,041
236,155	Residential Accredit Loans, Inc., Series 2007-QS6-A77 (-8 x Secured Overnight Financing Rate 1 Month + 54.88%, 55.83% Cap)	10.55	%(h)	04/25/2037	204,700
5,374,205	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	2,110,567
12,880,231	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	9,808,319
3,860,296	Residential Asset Securities Corporation, Series 2005-KS4-M5 (Secured Overnight Financing Rate 1 Month + 1.31%, 1.80% Floor)	7.23%		05/25/2035	3,657,374
6,506,677	Residential Asset Securities Corporation, Series 2007-EMX1-A13 (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor, 14.00% Cap)	5.63%		01/25/2037	6,389,205
4,470,572	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	2,059,313
1,510,758	Residential Asset Securitization Trust, Series 2005-A12-A7 (-1 x Secured Overnight Financing Rate 1 Month + 4.89%, 5.00% Cap)	0.00	%(f)(h)	11/25/2035	48,156
1,487,837	Residential Asset Securitization Trust, Series 2005-A12-A8 (Secured Overnight Financing Rate 1 Month + 0.66%, 0.55% Floor, 5.50% Cap)	5.50%		11/25/2035	708,580
1,554,519	Residential Asset Securitization Trust, Series 2005-A15-1A7	6.00%		02/25/2036	1,424,988
6,968,481	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	2,654,304
7,093,234	Residential Asset Securitization Trust, Series 2005-A16-A1	5.00%		02/25/2036	2,707,565
2,852,972	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	1,856,215
2,886,272	Residential Asset Securitization Trust, Series 2005-A8CB-A2 (-1 x Secured Overnight Financing Rate 1 Month + 4.89%, 5.00% Cap)	0.00	%(f)(h)	07/25/2035	65,188
4,929,117	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	1,666,818
643,345	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	273,629
6,983,581	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	2,519,751
7,269,923	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	2,535,805
10,244,050	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	4,731,454
14,018,440	Residential Asset Securitization Trust, Series 2006-A14C-2A6 (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 7.00% Cap)	5.88%		12/25/2036	2,616,390
30,936,594	Residential Asset Securitization Trust, Series 2006-A14C-2A7 (-1 x Secured Overnight Financing Rate 1 Month + 6.44%, 6.55% Cap)	1.12	%(f)(h)	12/25/2036	3,246,087
5,468,063	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	2,268,640
3,809,330	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	1,573,271
3,165,913	Residential Asset Securitization Trust, Series 2006-A2-A9	6.00%		01/25/2046	1,307,538
2,250,431	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	1,373,067

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,521,043	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x Secured Overnight Financing Rate 1 Month + 27.94%, 28.40% Cap)	6.66	%(b)(h)	01/25/2046	4,800,127
19,262,060	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	10,681,560
724,395	Residential Asset Securitization Trust, Series 2007-A3-1A2 (-8 x Secured Overnight Financing Rate 1 Month + 45.51%, 46.38% Cap)	4.72	%(h)	04/25/2037	578,152
22,893,375	Residential Asset Securitization Trust, Series 2007-A5-1A4 (-1 x Secured Overnight Financing Rate 1 Month + 5.99%, 6.10% Cap)	0.67	%(f)(h)	05/25/2037	805,584
5,881,688	Residential Asset Securitization Trust, Series 2007-A5-1A6 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 6.50% Cap)	5.83%		05/25/2037	792,953
4,008,059	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	2,151,227
1,756,528	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	942,773
7,498,685	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	4,037,837
7,757,587	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	3,136,789
34,122,849	Residential Asset Securitization Trust, Series 2007-A7-A2	6.00%		07/25/2037	13,797,615
15,119,114	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	6,113,432
3,741,962	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	2,754,056
1,103,526	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	893,640
75,552	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	61,182
2,270,882	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	1,709,599
2,729,712	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	2,018,891
1,400,712	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	1,001,717
1,578,056	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,128,545
2,946,051	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	2,106,864
460,370	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	329,233
1,518,074	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	1,048,334
1,398,050	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	1,043,339
782,949	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	584,299
10,588,993	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	8,330,032
3,068,732	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	2,414,744
1,271,999	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	900,860
7,977,893	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	5,974,121
3,997,208	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	2,623,232
257,416	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	4.56	%(c)	02/25/2037	234,756
2,676,227	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	4.57	%(c)	04/25/2037	2,208,783

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,300,000	Residential Mortgage Loan Trust, Series 2020-2-M1	3.57	%(a)(c)	05/25/2060	5,193,483
37,944,285	RSFR, Series 2020-1-PT	5.71	%(a)(d)	02/17/2025	35,427,288
60,657,225	RSFR, Series 2021-1-PT	4.75	%(a)(d)	06/19/2026	56,149,240
3,578,314	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC3-A2B (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.73%		09/25/2036	1,268,517
5,522,802	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2A (Secured Overnight Financing Rate 1 Month + 0.18%, 0.07% Floor)	5.50%		04/25/2037	3,724,300
5,397,677	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2B (Secured Overnight Financing Rate 1 Month + 0.33%, 0.22% Floor)	5.65%		04/25/2037	3,639,832
14,620,458	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR4-A2B (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor)	5.63%		05/25/2037	8,820,233
186,945,239	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	3.99	%(a)(c)	02/25/2054	152,495,868
51,891	Sequoia Mortgage Trust, Series 2003-4-2A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap)	6.14%		07/20/2033	47,040
3,443,506	SG Mortgage Securities Trust, Series 2006-FRE1-A1A (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor)	5.77%		02/25/2036	3,319,898
2,446,289	SG Mortgage Securities Trust, Series 2006-FRE1-A2C (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	5.97%		02/25/2036	1,244,932
11,237,851	Soundview Home Loan Trust, Series 2007-NS1-M1 (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor)	5.78%		01/25/2037	10,411,478
3,313,506	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (Secured Overnight Financing Rate 1 Month + 0.26%, 0.15% Floor)	5.58%		06/25/2037	2,191,918
5,829,430	Soundview Home Loan Trust, Series 2007-OPT3-1A1 (Secured Overnight Financing Rate 1 Month + 0.28%, 0.17% Floor)	5.60%		08/25/2037	4,741,307
18,538,480	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (Secured Overnight Financing Rate 1 Month + 1.11%, 1.00% Floor)	6.43%		09/25/2037	12,545,308
42,217,121	Soundview Home Loan Trust, Series 2007-WM1W-2A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	4.14	%(b)	02/25/2037	30,985,003
3,831,767	Specialty Underwriting & Residential Finance Trust, Series 2006-BC2-A2B	3.82	%(d)	02/25/2037	1,477,846
13,365,858	Specialty Underwriting & Residential Finance Trust, Series 2007-AB1-A2C (Secured Overnight Financing Rate 1 Month + 0.36%, 0.25% Floor)	5.68%		03/25/2037	7,310,098
9,826,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1-M1	3.22	%(a)(c)	01/28/2050	9,289,577
3,410,899	STARM Mortgage Loan Trust, Series 2007-2-1A1	4.16	%(c)	04/25/2037	1,396,114
1,348,526	STARM Mortgage Loan Trust, Series 2007-3-1A1	5.07	%(c)	06/25/2037	866,331
6,329,000	Starwood Mortgage Residential Trust, Series 2021-1-B2	4.52	%(a)(c)	05/25/2065	4,230,042
5,000,000	Starwood Mortgage Residential Trust, Series 2021-2-B1	2.75	%(a)(c)	05/25/2065	3,257,091
7,110,000	Starwood Mortgage Residential Trust, Series 2021-2-B2	3.00	%(a)(c)	05/25/2065	4,096,936
9,103,000	Starwood Mortgage Residential Trust, Series 2021-5-M1	3.25	%(a)(c)	09/25/2066	5,434,004
1,147,981	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.38	%(c)	12/25/2035	1,019,469
2,341,716	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12-2A1	4.23	%(c)	01/25/2037	1,659,110
7,409,239	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	5.10	%(c)	02/25/2036	4,497,671
1,142,741	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8-4A4	4.78	%(c)	09/25/2036	1,014,758
6,616,591	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7-1A1 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor)	6.03%		08/25/2037	5,663,592

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
70,330,785	Structured Asset Investment Loan Trust, Series 2006-3-A1 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.75%		06/25/2036	43,117,638
8,118,391	Structured Asset Investment Loan Trust, Series 2006-4-A1 (Secured Overnight Financing Rate 1 Month + 0.29%, 0.17% Floor)	5.61%		07/25/2036	4,771,550
20,800,000	Structured Asset Investment Loan Trust, Series 2006-4-A5 (Secured Overnight Financing Rate 1 Month + 0.42%, 0.31% Floor)	5.74%		07/25/2036	6,843,358
8,760,291	Structured Asset Mortgage Investments Trust, Series 2006-AR3-12A2 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 10.50% Cap)	5.83%		05/25/2036	6,854,986
758,134	Structured Asset Securities Corporation, Series 2003-24A-1A3	6.54	%(c)	07/25/2033	736,018
8,508,285	Structured Asset Securities Corporation, Series 2005-5-3A1	6.00%		04/25/2035	4,589,937
66,322,469	Structured Asset Securities Corporation, Series 2006-BC4-A1 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.75%		12/25/2036	39,187,811
10,970,128	Structured Asset Securities Corporation, Series 2006-BC4-A4 (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor)	5.77%		12/25/2036	10,490,396
48,376,082	Structured Asset Securities Corporation, Series 2007-4-1A3 (-1 x Secured Overnight Financing Rate 1 Month + 6.14%, 6.25% Cap)	0.82	%(a)(f)(h)	03/28/2045	2,213,254
20,127,500	Structured Asset Securities Corporation, Series 2007-BC4-M1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.93%		11/25/2037	14,517,823
12,830,421	Structured Asset Securities Corporation, Series 2007-MN1A-A4 (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.67	%(a)	01/25/2037	7,794,370
15,154,032	Structured Asset Securities Corporation, Series 2007-RF1-1A (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.62	%(a)	03/25/2037	12,136,365
208,661	SunTrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	185,536
455,823	SunTrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	193,527
10,782,560	Terwin Mortgage Trust, Series 2006-7-2A3 (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	5.97	%(a)	08/25/2037	4,614,260
125,884	Thornburg Mortgage Securities Trust, Series 2003-6-A2 (Secured Overnight Financing Rate 1 Month + 1.11%, 1.00% Floor, 11.50% Cap)	6.43%		12/25/2033	119,236
2,445,277	Thornburg Mortgage Securities Trust, Series 2004-4-5A	2.60	%(c)	12/25/2044	2,110,655
4,345,812	Thornburg Mortgage Securities Trust, Series 2007-1-A1	7.48	%(g)	03/25/2037	3,824,631
1,444,725	Thornburg Mortgage Securities Trust, Series 2007-1-A2A	7.48	%(g)	03/25/2037	1,196,719
22,887,985	Toorak Mortgage Corporation Ltd., Series 2021-1-A1	2.24	%(a)(d)	06/25/2024	22,310,862
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-E	3.40	%(a)	03/17/2038	4,589,772
8,900,000	Tricon American Homes Trust, Series 2020-SFR1-D	2.55	%(a)	07/17/2038	7,989,524
1,600,000	Tricon American Homes Trust, Series 2020-SFR1-E	3.54	%(a)	07/17/2038	1,464,088
16,000,000	Tricon Residential Trust, Series 2021-SFR1-B	2.24	%(a)	07/17/2038	14,292,323
13,250,000	Tricon Residential Trust, Series 2021-SFR1-C	2.34	%(a)	07/17/2038	11,814,613
5,250,000	Tricon Residential Trust, Series 2021-SFR1-D	2.59	%(a)	07/17/2038	4,678,274
10,000,000	Tricon Residential Trust, Series 2021-SFR1-E2	2.89	%(a)	07/17/2038	8,850,317
11,300,000	Tricon Residential Trust, Series 2021-SFR1-F	3.69	%(a)	07/17/2038	9,856,222
4,189,731	VCAT LLC, Series 2021-NPL3-A1	1.74	%(a)(d)	05/25/2051	3,911,702
18,619,066	VCAT LLC, Series 2021-NPL4-A1	1.87	%(a)(d)	08/25/2051	17,456,923

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
30,849,136	VCAT LLC, Series 2021-NPL5-A1	1.87	%(a)(d)	08/25/2051	29,203,372
13,540,521	VCAT LLC, Series 2021-NPL6-A1	1.92	%(a)(d)	09/25/2051	12,515,431
7,790,418	Velocity Commercial Capital Loan Trust, Series 2017-2-AFX	3.07	%(a)(c)	11/25/2047	7,044,426
9,549,593	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	%(a)(c)	10/26/2048	8,987,501
25,226,642	Velocity Commercial Capital Loan Trust, Series 2019-1-A	3.76	%(a)(c)	03/25/2049	22,983,965
2,494,623	Velocity Commercial Capital Loan Trust, Series 2019-1-M4	4.61	%(a)(c)	03/25/2049	1,917,681
8,903,266	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13	%(a)(c)	07/25/2049	8,221,832
3,279,521	Velocity Commercial Capital Loan Trust, Series 2019-2-M1	3.26	%(a)(c)	07/25/2049	2,840,282
2,082,402	Velocity Commercial Capital Loan Trust, Series 2020-1-M4	3.54	%(a)(c)	02/25/2050	1,615,272
6,100,000	Verus Securitization Trust, Series 2021-3-M1	2.40	%(a)(c)	06/25/2066	3,724,439
4,588,000	Verus Securitization Trust, Series 2021-4-B1	3.05	%(a)(c)	07/25/2066	2,568,398
2,300,000	Verus Securitization Trust, Series 2021-4-B2	3.81	%(a)(c)	07/25/2066	1,306,172
2,500,000	Verus Securitization Trust, Series 2021-4-M1	2.20	%(a)(c)	07/25/2066	1,348,876
6,651,000	Verus Securitization Trust, Series 2021-5-B1	3.04	%(a)(c)	09/25/2066	3,794,187
9,255,000	Verus Securitization Trust, Series 2021-5-M1	2.33	%(a)(c)	09/25/2066	5,478,396
13,875,119	VOLT LLC, Series 2021-CF1-A1	1.99	%(a)(d)	08/25/2051	12,920,837
12,196,107	VOLT LLC, Series 2021-CF2-A1	2.49	%(a)(d)	11/27/2051	11,133,002
18,529,234	VOLT LLC, Series 2021-NPL1-A1	1.89	%(a)(d)	02/27/2051	17,501,910
6,196,669	VOLT LLC, Series 2021-NPL2-A1	1.89	%(a)(d)	02/27/2051	5,785,924
52,584,085	VOLT LLC, Series 2021-NPL3-A1	2.24	%(a)(d)	02/27/2051	49,787,689
6,986,468	VOLT LLC, Series 2021-NPL5-A1	2.12	%(a)(d)	03/27/2051	6,642,940
22,647,737	VOLT LLC, Series 2021-NPL6-A1	2.24	%(a)(d)	04/25/2051	21,199,623
1,757,318	VOLT LLC, Series 2021-NPL9-A1	1.99	%(a)(d)	05/25/2051	1,632,863
6,198,524	Voyager Trust, Series 2009-1-SAC3	5.10	%(a)(c)	02/25/2038	4,143,278
1,154,433	Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE2-A4 (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor)	5.91%		05/25/2036	868,363
19,502,258	Washington Mutual Asset-Backed Certificates Trust, Series 2007-HE2-2A2 (Secured Overnight Financing Rate 1 Month + 0.33%, 0.22% Floor)	5.65%		02/25/2037	5,500,764
3,651,731	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-1-2A	6.00%		03/25/2035	2,925,999
919,323	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-4-5A1	5.50%		06/25/2035	737,353
383,116	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-5-CB12 (-11 x Secured Overnight Financing Rate 1 Month + 49.34%, 50.60% Cap)	0.00	%(h)	07/25/2035	246,512
1,240,625	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-5-CB6 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 7.50% Cap)	6.03%		07/25/2035	1,048,619

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
303,317	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-6-2A7	5.50%		08/25/2035	250,273
3,580,970	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7-2CB6 (Secured Overnight Financing Rate 1 Month + 1.56%, 1.45% Floor, 6.00% Cap)	6.00%		08/25/2035	3,369,672
325,543	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7-2CB7 (-11 x Secured Overnight Financing Rate 1 Month + 48.79%, 50.05% Cap)	0.00	%(h)	08/25/2035	221,526
2,248,295	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7-3CB	6.50%		08/25/2035	1,783,733
4,890,551	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-8-1A2	5.50%		10/25/2035	4,212,330
4,943,727	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9-2A2	5.50%		11/25/2035	4,145,505
1,154,153	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9-CX	5.50	%(f)	11/25/2035	201,519
4,727,302	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR19-B1 (Secured Overnight Financing Rate 1 Month + 1.16%, 1.05% Floor, 10.50% Cap)	6.13%		12/25/2045	3,917,022
4,242,679	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-2CB1	7.00%		02/25/2036	3,136,680
1,468,259	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A1	5.75%		02/25/2036	1,269,453
742,034	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A2	5.75%		02/25/2036	657,372
630,666	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A7	5.75%		02/25/2036	558,941
1,959,755	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-3-3CB4	6.00%		04/25/2036	1,586,895
1,131,421	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-1A8	5.75%		07/25/2036	830,932
2,497,952	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-2CB1	6.00%		07/25/2036	1,682,857
4,537,333	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-2CB6	6.00%		07/25/2036	3,056,777
13,015,051	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-3A3	6.72	%(d)	07/25/2036	3,178,946
5,423,689	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-3A5	6.95	%(d)	07/25/2036	1,323,780
7,743,623	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A4	4.16	%(d)	10/25/2036	2,748,178
2,856,528	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-9-A7	4.30	%(d)	10/25/2036	894,419
5,711,994	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10-1A1	4.48	%(c)	09/25/2036	4,720,750
3,743,582	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10-A1 (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor)	5.53%		12/25/2036	1,837,997
5,716,539	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	5.47%		11/25/2046	4,804,138
5,151,065	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	5.58%		06/25/2046	3,694,182
4,682,047	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	5.62%		06/25/2046	3,621,862
3,304,426	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5-A12B (12 Month US Treasury Average + 0.98%, 0.98% Floor)	5.61%		06/25/2046	2,828,179

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
450,079	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR6-2A3	4.55	%(c)	08/25/2036	382,690
7,148,982	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A6	6.00%		04/25/2037	5,502,128
2,201,393	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-3-A2	6.00%		04/25/2037	1,815,180
3,061,324	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-3-A3	6.00%		04/25/2037	2,522,653
2,225,008	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-4-1A1	5.50%		06/25/2037	2,028,165
160,157	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A11 (-6 x Secured Overnight Financing Rate 1 Month + 38.79%, 39.48% Cap)	6.87	%(h)	06/25/2037	144,950
4,003,927	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A6	6.00%		06/25/2037	3,415,818
7,695,686	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HE1-2A2 (Secured Overnight Financing Rate 1 Month + 0.22%, 0.22% Floor)	5.54%		01/25/2037	3,563,637
14,517,504	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HE4-1A (Secured Overnight Financing Rate 1 Month + 0.28%, 0.28% Floor)	5.60%		07/25/2047	10,130,396
4,724,418	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY3-4A1	4.31	%(c)	03/25/2037	4,234,866
7,525,725	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5-1A1	3.67	%(c)	05/25/2037	6,378,721
5,573,683	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OC1-A2 (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.55%		01/25/2047	4,981,226
502,401	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	427,584
2,205,934	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	1,877,429
1,901,997	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	1,618,755
3,117,278	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	2,653,058
12,060,483	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	10,591,023
2,044,691	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1 (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor, 7.00% Cap)	5.78%		06/25/2037	1,434,247
3,012,146	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2 (-1 x Secured Overnight Financing Rate 1 Month + 6.54%, 6.65% Cap)	1.22	%(f)(h)	06/25/2037	139,312
258,648	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	211,514
4,264,132	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	3,577,301
1,694,167	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	1,421,285
2,883,086	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	2,383,687
22,195,439	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	18,618,635
4,258,501	Wells Fargo Alternative Loan Trust, Series 2007-PA6-A1	5.23	%(c)	12/28/2037	3,857,077
1,450,063	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	6.09	%(c)	09/25/2036	1,315,876
678,399	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	6.18	%(c)	09/25/2036	635,764
748,593	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	4.77	%(c)	04/25/2036	698,305
1,155,276	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	1,002,688
80,347	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	68,964

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,601,596	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	2,257,980
704,639	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	611,554
239,637	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 7.00% Cap)	5.93%		06/25/2037	203,224
654,682	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	568,212
277,158	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 7.00% Cap)	5.93%		06/25/2037	235,044
125,031	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9 (-6 x Secured Overnight Financing Rate 1 Month + 38.31%, 39.00% Cap)	6.39	%(h)	06/25/2037	128,975
10,707,260	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	4.79	%(c)	12/28/2037	9,299,993

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $10,694,301,779)					8,380,703,322

US Government and Agency Mortgage Backed Obligations—50.3%
59,456,293	Federal National Mortgage Association Interest Strip, Series 427-C69	3.00	%(f)	03/25/2047	9,305,497
30,720,860	Federal National Mortgage Association Interest Strip, Series 432-C11	3.00	%(f)	08/25/2052	5,193,720
66,967,142	Federal National Mortgage Association, Pool CB5221	5.00%		12/01/2052	63,288,986
9,697,912	Federal National Mortgage Association REMICS, Series 2016-95-AG	2.50%		06/25/2037	8,767,295
26,585,525	Federal National Mortgage Association REMICS, Series 2020-99-IQ	3.00	%(f)	01/25/2051	4,748,316
39,083,387	Federal National Mortgage Association REMICS, Series 2021-43-EI	3.00	%(f)	07/25/2051	6,641,604
76,521,129	Federal National Mortgage Association REMICS, Series 2021-43-LI	3.00	%(f)	07/25/2051	13,023,529
19,471,384	Federal National Mortgage Association REMICS, Series 2021-63-G	2.00%		06/25/2049	15,169,995
22,538,880	Federal National Mortgage Association REMICS, Series 2021-73-JA	2.50%		05/25/2049	18,895,732
20,127,731	Federal National Mortgage Association REMICS, Series 2021-85-C	2.50%		03/25/2049	16,907,288
24,153,277	Federal National Mortgage Association REMICS, Series 2021-85-CJ	2.50%		03/25/2049	20,288,746
24,153,277	Federal National Mortgage Association REMICS, Series 2021-85-CK	2.50%		03/25/2049	20,288,746
55,323,826	Federal National Mortgage Association REMICS, Series 2021-86-MA	2.50%		11/25/2047	47,388,453
25,960,803	Federal National Mortgage Association REMICS, Series 2021-88-LB	2.50%		03/25/2050	21,368,856
32,132,804	Federal National Mortgage Association REMICS, Series 2022-6-M	2.50%		06/25/2050	26,783,457
24,965,820	Federal National Mortgage Association REMICS, Series 2022-71-A	3.00%		12/25/2051	22,483,945
19,898,966	Federal National Mortgage Association REMICS, Series 2023-29-DO	0.00	%(j)	11/25/2050	13,020,870
36,076,115	Federal National Mortgage Association REMICS, Series 2023-30-NO	0.00	%(j)	10/25/2050	23,663,060
99,118,012	Federal National Mortgage Association REMICS, Series 2023-39-IO	3.00	%(f)	10/25/2052	16,392,018
15,958,759	Federal National Mortgage Association-Aces, Series 2023-M1S-A1X	4.66	%(c)	07/25/2033	15,377,321

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
1,967,111	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C03490	4.50%	08/01/2040	1,862,090
13,912,229	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91388	3.50%	02/01/2032	12,997,770
7,194,494	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91403	3.50%	03/01/2032	6,645,423
7,269,071	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91413	3.50%	12/01/2031	6,714,326
3,690,073	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91417	3.50%	01/01/2032	3,408,519
14,866,544	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91447	3.50%	05/01/2032	13,731,697
5,690,903	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91596	3.00%	02/01/2033	5,125,525
2,698,073	Federal Home Loan Mortgage Corporation Pass-Thru, Pool D98901	3.50%	01/01/2032	2,492,195
5,940,258	Federal Home Loan Mortgage Corporation Pass-Thru, Pool D98923	3.50%	01/01/2032	5,487,039
7,245,443	Federal Home Loan Mortgage Corporation Pass-Thru, Pool D99724	3.00%	11/01/2032	6,525,801
6,560,625	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G01840	5.00%	07/01/2035	6,441,364
1,339,855	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G04817	5.00%	09/01/2038	1,313,819
5,256,110	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G07801	4.00%	10/01/2044	4,811,351
11,226,787	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G07862	4.00%	01/01/2044	10,293,103
12,220,775	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G07905	4.00%	01/01/2042	11,212,640
24,889,985	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08534	3.00%	06/01/2043	21,324,805
8,057,373	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08537	3.00%	07/01/2043	6,903,244
14,793,223	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08614	3.00%	11/01/2044	12,559,666
17,046,080	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08619	3.00%	12/01/2044	14,466,995
21,939,804	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08622	3.00%	01/01/2045	18,622,167
41,619,747	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08626	3.00%	02/01/2045	35,326,266
21,075,468	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08631	3.00%	03/01/2045	17,882,028
59,644,359	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08635	3.00%	04/01/2045	50,597,464
95,295,246	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08648	3.00%	06/01/2045	80,810,849
18,228,504	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08653	3.00%	07/01/2045	15,452,097
10,575,094	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08658	3.00%	08/01/2045	8,962,702
11,991,891	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08670	3.00%	10/01/2045	10,161,540
140,631,293	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08675	3.00%	11/01/2045	119,166,598
57,785,305	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08680	3.00%	12/01/2045	48,965,251
24,354,237	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08686	3.00%	01/01/2046	20,638,154

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
54,236,689	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08692	3.00%	02/01/2046	45,960,713
17,233,642	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08705	3.00%	05/01/2046	14,603,842
19,927,310	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08715	3.00%	08/01/2046	16,886,337
1,047,522	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08800	3.50%	02/01/2048	918,927
10,899,528	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G16072	3.00%	02/01/2032	10,141,508
23,817,389	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G60251	3.50%	10/01/2045	20,967,745
61,745,181	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G60393	3.50%	01/01/2046	54,341,570
8,212,385	Federal Home Loan Mortgage Corporation Pass-Thru, Pool J22834	2.50%	03/01/2028	7,803,723
21,855,003	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q13637	3.00%	11/01/2042	18,725,268
21,833,237	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q13638	3.00%	11/01/2042	18,706,541
37,720,674	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q16672	3.00%	03/01/2043	32,317,944
2,490,518	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q23595	4.00%	12/01/2043	2,284,958
2,956,392	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q24052	4.00%	01/01/2044	2,702,144
2,267,334	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q24172	4.00%	01/01/2044	2,079,714
2,524,582	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q24979	4.00%	02/01/2044	2,309,898
9,739,152	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q31596	3.50%	02/01/2045	8,579,940
4,265,576	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q32861	3.50%	04/01/2045	3,754,323
10,349,444	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q32921	3.50%	04/01/2045	9,106,829
11,224,749	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q39502	3.50%	03/01/2046	9,870,379
24,672,585	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q44073	3.00%	09/01/2046	20,891,953
15,163,903	Federal Home Loan Mortgage Corporation Pass-Thru, Pool QU7965	2.00%	09/01/2051	11,115,392
14,289,650	Federal Home Loan Mortgage Corporation Pass-Thru, Pool QU7970	2.00%	09/01/2051	10,470,980
49,746,215	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA3515	2.50%	09/01/2050	39,789,103
20,985,630	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA4218	2.50%	12/01/2050	16,801,218
16,109,825	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA4968	2.50%	04/01/2046	13,029,341
60,614,394	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA5267	3.00%	05/01/2051	50,320,215
187,157,298	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA7642	4.50%	08/01/2052	172,070,004
84,647,016	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA7672	4.50%	07/01/2052	77,827,937
138,196,601	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA7784	4.50%	08/01/2052	127,052,867
75,788,951	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5089	1.50%	12/01/2040	58,850,627

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
8,373,426	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5106	2.50%	03/01/2041	6,981,505
86,692,108	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5110	1.50%	05/01/2041	66,988,107
16,133,129	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0035	3.00%	04/01/2047	13,706,270
33,353,627	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0699	2.00%	11/01/2050	26,166,431
46,450,116	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0715	2.00%	09/01/2051	36,330,340
60,539,289	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD1914	4.00%	10/01/2052	54,038,530
25,537,001	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD1966	4.00%	11/01/2052	22,768,526
65,909,983	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD2120	3.00%	10/01/2051	54,906,930
40,841,454	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD2386	3.50%	06/01/2052	35,309,543
203,101,355	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD7534	2.50%	02/01/2051	165,315,227
84,720,118	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8152	3.00%	06/01/2051	70,379,829
3,258,168	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8168	3.00%	09/01/2051	2,705,409
9,059,301	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8169	3.50%	09/01/2051	7,803,217
40,563,803	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8214	3.50%	05/01/2052	34,924,314
41,386,265	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SE9043	2.00%	09/01/2051	30,326,919
976,200	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60392	4.00%	10/01/2041	866,716
1,372,419	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60681	4.00%	05/01/2042	1,220,891
5,521,522	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60782	3.50%	07/01/2042	4,737,861
6,605,585	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60853	3.50%	09/01/2042	5,668,083
6,387,928	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60854	3.50%	09/01/2042	5,481,344
1,042,989	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T65110	3.50%	10/01/2042	910,491
6,906,137	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T65492	3.00%	06/01/2048	5,696,425
554,227	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T69016	5.00%	06/01/2041	522,739
11,358,461	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T69050	3.50%	05/01/2046	9,825,275
135,388	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U60299	4.00%	11/01/2040	123,590
1,311,258	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U99125	3.00%	01/01/2043	1,121,703
22,091,917	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U99193	3.50%	03/01/2044	19,513,962
50,765,208	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V81821	3.00%	08/01/2045	43,057,175
14,561,208	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V82117	3.00%	12/01/2045	12,338,716
11,965,541	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V82209	3.50%	02/01/2046	10,539,933

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,759,372	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V82248	3.50%		03/01/2046	5,941,672
79,859,293	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Z40117	3.00%		04/01/2045	68,172,883
6,720,258	Federal Home Loan Mortgage Corporation Pass-Thru, Pool ZS4750	3.00%		01/01/2048	5,658,650
14,675,384	Federal Home Loan Mortgage Corporation Pass-Thru, Pool ZT1827	3.00%		07/01/2047	12,405,368
398,813	Federal Home Loan Mortgage Corporation REMICS, Series 2519-ZD	5.50%		11/15/2032	390,355
223,155	Federal Home Loan Mortgage Corporation REMICS, Series 2596-ZL	5.00%		04/15/2033	218,138
147,394	Federal Home Loan Mortgage Corporation REMICS, Series 2684-ZN	4.00%		10/15/2033	138,726
959,076	Federal Home Loan Mortgage Corporation REMICS, Series 2750-ZT	5.00%		02/15/2034	937,081
2,629,457	Federal Home Loan Mortgage Corporation REMICS, Series 2825-PZ	5.50%		07/15/2034	2,592,564
1,577,261	Federal Home Loan Mortgage Corporation REMICS, Series 2898-JZ	5.00%		12/15/2034	1,544,699
3,891,877	Federal Home Loan Mortgage Corporation REMICS, Series 2899-AZ	5.00%		12/15/2034	3,810,850
2,094,902	Federal Home Loan Mortgage Corporation REMICS, Series 2909-Z	5.00%		12/15/2034	2,051,260
4,288,997	Federal Home Loan Mortgage Corporation REMICS, Series 2932-Z	5.00%		02/15/2035	4,199,488
1,663,389	Federal Home Loan Mortgage Corporation REMICS, Series 3002-SN (-1 x Secured Overnight Financing Rate 30 Day Average + 6.39%, 6.50% Cap)	1.07	%(f)(h)	07/15/2035	91,275
1,025,876	Federal Home Loan Mortgage Corporation REMICS, Series 3030-SL (-1 x Secured Overnight Financing Rate 30 Day Average + 5.99%, 6.10% Cap)	0.67	%(f)(h)	09/15/2035	49,970
380,388	Federal Home Loan Mortgage Corporation REMICS, Series 3045-DI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.62%, 6.73% Cap)	1.30	%(f)(h)	10/15/2035	24,924
2,716,007	Federal Home Loan Mortgage Corporation REMICS, Series 3116-Z	5.50%		02/15/2036	2,677,872
403,186	Federal Home Loan Mortgage Corporation REMICS, Series 3117-ZN	4.50%		02/15/2036	371,881
1,349,812	Federal Home Loan Mortgage Corporation REMICS, Series 3174-PZ	5.00%		01/15/2036	1,321,726
344,631	Federal Home Loan Mortgage Corporation REMICS, Series 3187-JZ	5.00%		07/15/2036	337,475
944,539	Federal Home Loan Mortgage Corporation REMICS, Series 3188-ZK	5.00%		07/15/2036	924,846
1,520,059	Federal Home Loan Mortgage Corporation REMICS, Series 3203-SE (-1 x Secured Overnight Financing Rate 30 Day Average + 6.39%, 6.50% Cap)	1.07	%(f)(h)	08/15/2036	86,650
1,950,488	Federal Home Loan Mortgage Corporation REMICS, Series 3203-Z	5.00%		07/15/2036	1,883,758
3,090,562	Federal Home Loan Mortgage Corporation REMICS, Series 3203-ZC	5.00%		07/15/2036	2,984,829
2,028,424	Federal Home Loan Mortgage Corporation REMICS, Series 3261-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 6.32%, 6.43% Cap)	1.00	%(f)(h)	01/15/2037	124,757
1,833,312	Federal Home Loan Mortgage Corporation REMICS, Series 3275-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 5.97%, 6.08% Cap)	0.65	%(f)(h)	02/15/2037	89,690
400,916	Federal Home Loan Mortgage Corporation REMICS, Series 3315-HZ	6.00%		05/15/2037	391,017
1,314,706	Federal Home Loan Mortgage Corporation REMICS, Series 3326-GS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.54%, 6.65% Cap)	1.22	%(f)(h)	06/15/2037	92,365
344,460	Federal Home Loan Mortgage Corporation REMICS, Series 3351-ZC	5.50%		07/15/2037	343,727
4,396,556	Federal Home Loan Mortgage Corporation REMICS, Series 3355-BI (-1 x Secured Overnight Financing Rate 30 Day Average + 5.94%, 6.05% Cap)	0.62	%(f)(h)	08/15/2037	231,606

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
193,043	Federal Home Loan Mortgage Corporation REMICS, Series 3369-Z	6.00%		09/15/2037	189,856
534,847	Federal Home Loan Mortgage Corporation REMICS, Series 3405-ZG	5.50%		01/15/2038	514,742
260,362	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.07%, 6.18% Cap)	0.75	%(f)(h)	02/15/2038	11,912
846,412	Federal Home Loan Mortgage Corporation REMICS, Series 3423-GS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.54%, 5.65% Cap)	0.22	%(f)(h)	03/15/2038	31,174
138,990	Federal Home Loan Mortgage Corporation REMICS, Series 3423-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 5.54%, 5.65% Cap)	0.22	%(f)(h)	03/15/2038	4,944
224,188	Federal Home Loan Mortgage Corporation REMICS, Series 3451-S (-1 x Secured Overnight Financing Rate 30 Day Average + 5.92%, 6.03% Cap)	0.60	%(f)(h)	02/15/2037	10,537
191,052	Federal Home Loan Mortgage Corporation REMICS, Series 3455-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 5.95%, 6.06% Cap)	0.63	%(f)(h)	06/15/2038	8,764
68,178	Federal Home Loan Mortgage Corporation REMICS, Series 3473-SM (-1 x Secured Overnight Financing Rate 30 Day Average + 5.96%, 6.07% Cap)	0.64	%(f)(h)	07/15/2038	3,478
1,573,031	Federal Home Loan Mortgage Corporation REMICS, Series 3484-SE (-1 x Secured Overnight Financing Rate 30 Day Average + 5.74%, 5.85% Cap)	0.42	%(f)(h)	08/15/2038	61,390
2,187,701	Federal Home Loan Mortgage Corporation REMICS, Series 3519-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 5.44%, 5.55% Cap)	0.12	%(f)(h)	02/15/2038	75,717
692,054	Federal Home Loan Mortgage Corporation REMICS, Series 3524-LB	3.35	%(c)(f)(j)	06/15/2038	631,491
58,533	Federal Home Loan Mortgage Corporation REMICS, Series 3530-GZ	4.50	%(i)	05/15/2039	52,027
2,043,552	Federal Home Loan Mortgage Corporation REMICS, Series 3541-EI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.64%, 6.75% Cap)	1.32	%(f)(h)	06/15/2039	155,708
138,643	Federal Home Loan Mortgage Corporation REMICS, Series 3545-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.72	%(f)(h)	06/15/2039	7,427
57,675	Federal Home Loan Mortgage Corporation REMICS, Series 3549-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.69%, 5.80% Cap)	0.37	%(f)(h)	07/15/2039	2,853
2,525,619	Federal Home Loan Mortgage Corporation REMICS, Series 3577-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 7.09%, 7.20% Cap)	1.77	%(f)(h)	08/15/2035	221,403
804,778	Federal Home Loan Mortgage Corporation REMICS, Series 3582-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.57	%(f)(h)	10/15/2049	48,469
801,474	Federal Home Loan Mortgage Corporation REMICS, Series 3583-GB	4.50%		10/15/2039	768,614
1,389,114	Federal Home Loan Mortgage Corporation REMICS, Series 3616-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 6.24%, 6.35% Cap)	0.92	%(f)(h)	03/15/2032	47,659
2,292,196	Federal Home Loan Mortgage Corporation REMICS, Series 3626-AZ	5.50%		08/15/2036	2,259,838
3,365,046	Federal Home Loan Mortgage Corporation REMICS, Series 3641-Z	5.50%		02/15/2036	3,318,133
3,095,218	Federal Home Loan Mortgage Corporation REMICS, Series 3654-ZB	5.50%		11/15/2037	3,052,948
7,423,299	Federal Home Loan Mortgage Corporation REMICS, Series 3666-VZ	5.50%		08/15/2036	7,321,606

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
391,234	Federal Home Loan Mortgage Corporation REMICS, Series 3667-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 6.34%, 6.45% Cap)	1.02	%(f)(h)	05/15/2040	21,545
2,724,746	Federal Home Loan Mortgage Corporation REMICS, Series 3702-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 5.94%, 6.05% Cap)	0.62	%(f)(h)	08/15/2032	78,926
1,387,311	Federal Home Loan Mortgage Corporation REMICS, Series 3704-EI	5.00	%(f)	12/15/2036	213,333
1,307,151	Federal Home Loan Mortgage Corporation REMICS, Series 3712-SG (-5 x Secured Overnight Financing Rate 30 Day Average + 24.43%, 25.00% Cap)	0.00	%(h)	08/15/2040	1,177,004
1,852,658	Federal Home Loan Mortgage Corporation REMICS, Series 3724-CM	5.50%		06/15/2037	1,840,933
5,926,586	Federal Home Loan Mortgage Corporation REMICS, Series 3726-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.94%, 6.05% Cap)	0.62	%(f)(h)	09/15/2040	386,828
186,682	Federal Home Loan Mortgage Corporation REMICS, Series 3741-SC (-2 x Secured Overnight Financing Rate 30 Day Average + 9.77%, 10.00% Cap)	0.00	%(h)	10/15/2040	112,006
4,674,509	Federal Home Loan Mortgage Corporation REMICS, Series 3752-BS (-2 x Secured Overnight Financing Rate 30 Day Average + 9.77%, 10.00% Cap)	0.00	%(h)	11/15/2040	2,972,820
13,191,458	Federal Home Loan Mortgage Corporation REMICS, Series 3768-ZX	5.00%		12/15/2040	12,868,331
1,765,689	Federal Home Loan Mortgage Corporation REMICS, Series 3771-AL	4.00%		12/15/2030	1,701,048
4,672,752	Federal Home Loan Mortgage Corporation REMICS, Series 3779-BY	3.50%		12/15/2030	4,431,302
13,473,969	Federal Home Loan Mortgage Corporation REMICS, Series 3779-DZ	4.50%		12/15/2040	12,592,549
5,289,757	Federal Home Loan Mortgage Corporation REMICS, Series 3779-LB	4.00%		12/15/2030	5,096,058
1,264,238	Federal Home Loan Mortgage Corporation REMICS, Series 3779-YA	3.50%		12/15/2030	1,198,913
4,396,538	Federal Home Loan Mortgage Corporation REMICS, Series 3783-AC	4.00%		01/15/2031	4,234,345
2,984,617	Federal Home Loan Mortgage Corporation REMICS, Series 3786-SG (-2 x Secured Overnight Financing Rate 30 Day Average + 9.27%, 9.50% Cap)	0.00	%(h)	01/15/2041	1,812,776
3,696,305	Federal Home Loan Mortgage Corporation REMICS, Series 3788-AY	3.50%		01/15/2031	3,503,332
473,446	Federal Home Loan Mortgage Corporation REMICS, Series 3790-Z	4.00%		01/15/2041	436,906
10,190,539	Federal Home Loan Mortgage Corporation REMICS, Series 3800-VZ	4.50%		02/15/2041	9,682,371
1,352,401	Federal Home Loan Mortgage Corporation REMICS, Series 3803-ZM	4.00%		02/15/2041	1,248,136
15,654,656	Federal Home Loan Mortgage Corporation REMICS, Series 3806-CZ	5.50%		07/15/2034	15,432,957
5,116,587	Federal Home Loan Mortgage Corporation REMICS, Series 3808-DB	3.50%		02/15/2031	4,848,035
4,318,370	Federal Home Loan Mortgage Corporation REMICS, Series 3812-EY	3.50%		02/15/2031	4,091,853
1,430,185	Federal Home Loan Mortgage Corporation REMICS, Series 3818-CZ	4.50%		03/15/2041	1,359,272
3,400,484	Federal Home Loan Mortgage Corporation REMICS, Series 3819-ZU	5.50%		07/15/2034	3,352,305
10,745,443	Federal Home Loan Mortgage Corporation REMICS, Series 3824-EY	3.50%		03/15/2031	10,181,324
3,350,433	Federal Home Loan Mortgage Corporation REMICS, Series 3828-SW (-3 x Secured Overnight Financing Rate 30 Day Average + 12.86%, 13.20% Cap)	0.00	%(h)	02/15/2041	2,106,668
4,189,875	Federal Home Loan Mortgage Corporation REMICS, Series 3829-VZ	4.00%		03/15/2041	3,890,010
7,601,554	Federal Home Loan Mortgage Corporation REMICS, Series 3843-PZ	5.00%		04/15/2041	7,421,999
10,950,739	Federal Home Loan Mortgage Corporation REMICS, Series 3863-ZA	5.50%		08/15/2034	10,796,069

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,660,433	Federal Home Loan Mortgage Corporation REMICS, Series 3870-PB	4.50%		06/15/2041	3,457,747
16,805,191	Federal Home Loan Mortgage Corporation REMICS, Series 3871-LZ	5.50%		06/15/2041	16,603,759
5,041,745	Federal Home Loan Mortgage Corporation REMICS, Series 3872-BA	4.00%		06/15/2041	4,731,828
2,718,245	Federal Home Loan Mortgage Corporation REMICS, Series 3877-EY	4.50%		06/15/2041	2,585,270
890,842	Federal Home Loan Mortgage Corporation REMICS, Series 3877-GY	4.50%		06/15/2041	847,575
7,298,070	Federal Home Loan Mortgage Corporation REMICS, Series 3877-ZU	4.50%		06/15/2041	6,928,410
2,190,332	Federal Home Loan Mortgage Corporation REMICS, Series 3900-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 5.86%, 5.97% Cap)	0.54	%(f)(h)	07/15/2041	116,325
9,314,260	Federal Home Loan Mortgage Corporation REMICS, Series 3901-VZ	4.00%		07/15/2041	8,651,579
15,419,879	Federal Home Loan Mortgage Corporation REMICS, Series 3910-GZ	5.00%		08/15/2041	15,024,079
2,199,353	Federal Home Loan Mortgage Corporation REMICS, Series 3910-ZE	5.00%		10/15/2034	2,153,645
3,353,105	Federal Home Loan Mortgage Corporation REMICS, Series 3919-KL	4.50%		09/15/2041	3,188,500
11,153,531	Federal Home Loan Mortgage Corporation REMICS, Series 3919-ZJ	4.00%		09/15/2041	10,329,149
585,518	Federal Home Loan Mortgage Corporation REMICS, Series 3942-JZ	4.00%		10/15/2041	538,807
3,626,173	Federal Home Loan Mortgage Corporation REMICS, Series 3944-AZ	4.00%		10/15/2041	3,340,393
1,454,946	Federal Home Loan Mortgage Corporation REMICS, Series 3946-SM (-3 x Secured Overnight Financing Rate 30 Day Average + 14.36%, 14.70% Cap)	0.00	%(h)	10/15/2041	886,728
9,768,384	Federal Home Loan Mortgage Corporation REMICS, Series 3969-AB	4.00%		10/15/2033	9,230,268
1,794,001	Federal Home Loan Mortgage Corporation REMICS, Series 3982-AZ	3.50%		01/15/2042	1,544,657
43,427,612	Federal Home Loan Mortgage Corporation REMICS, Series 3990-ZA	3.50%		01/15/2042	38,502,682
2,768,654	Federal Home Loan Mortgage Corporation REMICS, Series 3999-EZ	4.00%		02/15/2042	2,546,076
18,726,671	Federal Home Loan Mortgage Corporation REMICS, Series 3999-ZB	4.00%		02/15/2042	17,282,552
32,136,232	Federal Home Loan Mortgage Corporation REMICS, Series 4016-KZ	4.00%		03/15/2042	29,549,892
439,604	Federal Home Loan Mortgage Corporation REMICS, Series 4050-ND	2.50%		09/15/2041	422,626
61,727,568	Federal Home Loan Mortgage Corporation REMICS, Series 4084-TZ	4.00%		07/15/2042	56,870,065
42,318,145	Federal Home Loan Mortgage Corporation REMICS, Series 4097-ZA	3.50%		08/15/2042	37,596,778
44,487,297	Federal Home Loan Mortgage Corporation REMICS, Series 4109-GE	4.50%		10/15/2041	41,977,480
12,530,411	Federal Home Loan Mortgage Corporation REMICS, Series 4116-AP	1.35%		08/15/2042	10,371,673
3,678,431	Federal Home Loan Mortgage Corporation REMICS, Series 4121-AV	3.00%		12/15/2035	3,433,393
14,791,448	Federal Home Loan Mortgage Corporation REMICS, Series 4160-HP	2.50%		01/15/2033	13,755,297
17,048,138	Federal Home Loan Mortgage Corporation REMICS, Series 4162-ZJ	3.00	%(i)	02/15/2033	15,363,600
47,966,601	Federal Home Loan Mortgage Corporation REMICS, Series 4174-Z	3.50%		03/15/2043	42,887,897

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
70,627,767	Federal Home Loan Mortgage Corporation REMICS, Series 4179-AZ	4.00%		01/15/2041	65,456,712
9,575,624	Federal Home Loan Mortgage Corporation REMICS, Series 4183-ZB	3.00	%(i)	03/15/2043	6,838,600
3,410,703	Federal Home Loan Mortgage Corporation REMICS, Series 4186-ZJ	3.00	%(i)	03/15/2033	2,941,665
8,972,698	Federal Home Loan Mortgage Corporation REMICS, Series 4189-ML	3.00%		04/15/2038	8,111,682
40,143,373	Federal Home Loan Mortgage Corporation REMICS, Series 4212-US (-1 x Secured Overnight Financing Rate 30 Day Average + 5.26%, 5.40% Cap)	0.00	%(h)	06/15/2043	22,679,898
19,309,604	Federal Home Loan Mortgage Corporation REMICS, Series 4223-US (-1 x Secured Overnight Financing Rate 30 Day Average + 5.29%, 5.43% Cap)	0.00	%(h)	07/15/2043	11,239,076
23,509,122	Federal Home Loan Mortgage Corporation REMICS, Series 4223-ZV	4.00%		07/15/2043	21,623,970
5,572,998	Federal Home Loan Mortgage Corporation REMICS, Series 4229-TZ	3.00%		06/15/2043	4,820,349
29,629,918	Federal Home Loan Mortgage Corporation REMICS, Series 4229-ZA	4.00%		07/15/2043	27,263,435
8,852,526	Federal Home Loan Mortgage Corporation REMICS, Series 4249-CS (-1 x Secured Overnight Financing Rate 30 Day Average + 4.56%, 4.65% Cap)	0.58	%(h)	09/15/2043	5,707,115
20,214,998	Federal Home Loan Mortgage Corporation REMICS, Series 4250-BZ	3.00%		09/15/2033	18,409,174
9,283,781	Federal Home Loan Mortgage Corporation REMICS, Series 4267-BZ	4.00%		10/15/2040	8,606,354
22,551,933	Federal Home Loan Mortgage Corporation REMICS, Series 4283-ZL	3.00%		08/15/2033	20,814,958
19,172,312	Federal Home Loan Mortgage Corporation REMICS, Series 4355-ZX	4.00%		05/15/2044	17,622,210
17,722,759	Federal Home Loan Mortgage Corporation REMICS, Series 4376-GZ	3.00	%(i)	08/15/2044	14,521,674
56,344,936	Federal Home Loan Mortgage Corporation REMICS, Series 4377-LZ	3.00	%(i)	08/15/2044	46,509,048
1,521,117	Federal Home Loan Mortgage Corporation REMICS, Series 4379-KA	3.00%		08/15/2044	1,384,842
30,799,077	Federal Home Loan Mortgage Corporation REMICS, Series 4384-ZY	3.00	%(i)	09/15/2044	25,602,995
156,095,159	Federal Home Loan Mortgage Corporation REMICS, Series 4390-NZ	3.00	%(i)	09/15/2044	128,833,514
12,265,076	Federal Home Loan Mortgage Corporation REMICS, Series 4408-PB	3.00%		04/15/2044	11,156,429
14,089,236	Federal Home Loan Mortgage Corporation REMICS, Series 4427-CE	3.00%		02/15/2034	13,524,374
7,062,931	Federal Home Loan Mortgage Corporation REMICS, Series 4427-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.49%, 5.60% Cap)	0.17	%(f)(h)	07/15/2044	281,465
6,589,772	Federal Home Loan Mortgage Corporation REMICS, Series 4429-HA	3.00%		04/15/2034	6,295,397
29,745,352	Federal Home Loan Mortgage Corporation REMICS, Series 4434-LZ	3.00	%(i)	02/15/2045	23,778,193
1,071,834	Federal Home Loan Mortgage Corporation REMICS, Series 4438-B	3.00%		10/15/2043	1,003,691
11,122,175	Federal Home Loan Mortgage Corporation REMICS, Series 4441-VZ	3.00	%(i)	02/15/2045	8,730,560
32,331,904	Federal Home Loan Mortgage Corporation REMICS, Series 4444-CZ	3.00	%(i)	02/15/2045	26,320,171
21,709,802	Federal Home Loan Mortgage Corporation REMICS, Series 4447-YZ	4.00%		08/15/2043	19,955,214
40,415,800	Federal Home Loan Mortgage Corporation REMICS, Series 4463-ZC	3.00%		04/15/2045	34,675,519
32,170,849	Federal Home Loan Mortgage Corporation REMICS, Series 4467-ZA	3.00	%(i)	04/15/2045	27,352,791

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
12,814,051	Federal Home Loan Mortgage Corporation REMICS, Series 4471-BA	3.00%		12/15/2041	12,309,002
11,142,526	Federal Home Loan Mortgage Corporation REMICS, Series 4471-BC	3.00%		12/15/2041	10,703,358
38,423,392	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	34,695,843
52,096,072	Federal Home Loan Mortgage Corporation REMICS, Series 4483-CA	3.00%		06/15/2044	47,724,503
25,719,305	Federal Home Loan Mortgage Corporation REMICS, Series 4483-PA	2.50%		06/15/2045	23,579,611
7,884,153	Federal Home Loan Mortgage Corporation REMICS, Series 4492-GZ	3.50%		07/15/2045	6,880,673
428,689	Federal Home Loan Mortgage Corporation REMICS, Series 4498-PD	2.50%		08/15/2042	424,094
5,524,405	Federal Home Loan Mortgage Corporation REMICS, Series 4500-GO	0.00	%(j)	08/15/2045	4,075,991
10,403,948	Federal Home Loan Mortgage Corporation REMICS, Series 4504-CA	3.00%		04/15/2044	9,630,618
18,365,140	Federal Home Loan Mortgage Corporation REMICS, Series 4527-GA	3.00%		02/15/2044	16,753,178
37,468,953	Federal Home Loan Mortgage Corporation REMICS, Series 4533-AB	3.00%		06/15/2044	34,335,596
33,860,328	Federal Home Loan Mortgage Corporation REMICS, Series 4543-HG	2.70%		04/15/2044	30,950,500
52,356,116	Federal Home Loan Mortgage Corporation REMICS, Series 4573-CA	3.00%		11/15/2044	47,931,695
10,730,151	Federal Home Loan Mortgage Corporation REMICS, Series 4573-DA	3.00%		03/15/2045	9,896,040
10,895,517	Federal Home Loan Mortgage Corporation REMICS, Series 4588-DA	3.00%		02/15/2044	10,155,751
6,637,916	Federal Home Loan Mortgage Corporation REMICS, Series 4629-KA	3.00%		03/15/2045	6,252,216
37,362,721	Federal Home Loan Mortgage Corporation REMICS, Series 4636-DZ	3.50%		12/15/2046	32,837,789
27,504,529	Federal Home Loan Mortgage Corporation REMICS, Series 4679-VZ	3.50	%(i)	02/15/2047	24,231,526
5,788,036	Federal Home Loan Mortgage Corporation REMICS, Series 4744-KA	3.00%		08/15/2046	5,293,774
21,534,000	Federal Home Loan Mortgage Corporation REMICS, Series 4759-NL	3.00%		02/15/2048	17,135,920
5,550,879	Federal Home Loan Mortgage Corporation REMICS, Series 4791-IO	3.00	%(f)	05/15/2048	875,786
29,617,309	Federal Home Loan Mortgage Corporation REMICS, Series 4791-JT	3.00%		05/15/2048	25,491,790
4,503,485	Federal Home Loan Mortgage Corporation REMICS, Series 4791-LI	3.00	%(f)	05/15/2048	561,488
4,503,485	Federal Home Loan Mortgage Corporation REMICS, Series 4791-LO	0.00	%(j)	05/15/2048	3,138,237
17,906,062	Federal Home Loan Mortgage Corporation REMICS, Series 4791-PO	0.00	%(j)	05/15/2048	13,081,671
12,590,813	Federal Home Loan Mortgage Corporation REMICS, Series 4792-A	3.00%		05/15/2048	10,836,862
7,868,546	Federal Home Loan Mortgage Corporation REMICS, Series 4793-C	3.00%		06/15/2048	6,822,882
7,570,680	Federal Home Loan Mortgage Corporation REMICS, Series 4795-AO	0.00	%(j)	05/15/2048	5,357,469
6,307,236	Federal Home Loan Mortgage Corporation REMICS, Series 4801-OG	0.00	%(j)	06/15/2048	4,612,571
11,632,840	Federal Home Loan Mortgage Corporation REMICS, Series 4901-BD	3.00%		07/25/2049	10,545,207

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
23,286,816	Federal Home Loan Mortgage Corporation REMICS, Series 4924-ST (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.57	%(f)(h)	08/25/2048	1,590,916
11,921,283	Federal Home Loan Mortgage Corporation REMICS, Series 5004-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.72	%(f)(h)	07/25/2050	1,209,427
13,104,679	Federal Home Loan Mortgage Corporation REMICS, Series 5023-YI	3.00	%(f)	10/25/2050	2,035,715
6,221,940	Federal Home Loan Mortgage Corporation REMICS, Series 5062-PA	1.25%		01/25/2051	4,446,262
13,068,596	Federal Home Loan Mortgage Corporation REMICS, Series 5081-MI	2.50	%(f)	03/25/2051	1,706,227
50,474,256	Federal Home Loan Mortgage Corporation REMICS, Series 5105-NH	2.00%		02/25/2037	43,399,729
8,168,683	Federal Home Loan Mortgage Corporation REMICS, Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	0.00	%(f)(h)	06/25/2051	27,497
19,011,671	Federal Home Loan Mortgage Corporation REMICS, Series 5117-D	2.00%		06/25/2051	16,040,445
41,046,439	Federal Home Loan Mortgage Corporation REMICS, Series 5126-AH	2.00%		02/25/2037	35,293,325
69,465,315	Federal Home Loan Mortgage Corporation REMICS, Series 5130-IO	3.50	%(f)	08/25/2051	13,672,212
12,275,506	Federal Home Loan Mortgage Corporation REMICS, Series 5140-B	2.00%		05/25/2040	10,319,326
41,047,054	Federal Home Loan Mortgage Corporation REMICS, Series 5145-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00	%(f)(h)	09/25/2051	202,399
47,014,583	Federal Home Loan Mortgage Corporation REMICS, Series 5157-EI	3.00	%(f)	10/25/2051	6,160,387
11,231,295	Federal Home Loan Mortgage Corporation REMICS, Series 5159-CD	1.50%		07/25/2041	9,305,426
44,406,607	Federal Home Loan Mortgage Corporation REMICS, Series 5160-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.74%, 3.74% Cap)	0.00	%(f)(h)	08/25/2050	765,850
18,496,555	Federal Home Loan Mortgage Corporation REMICS, Series 5160-ZY	3.00	%(i)	10/25/2050	11,645,560
26,171,250	Federal Home Loan Mortgage Corporation REMICS, Series 5175-CZ	2.50	%(i)	09/25/2051	12,616,155
19,622,716	Federal Home Loan Mortgage Corporation REMICS, Series 5319-PO	0.00	%(j)	08/25/2050	13,003,087
23,046,542	Federal Home Loan Mortgage Corporation REMICS, Series R003-ZA	5.50%		10/15/2035	22,750,332
70,519,838	Federal Home Loan Mortgage Corporation, Pool Z40206	3.50%		02/01/2047	61,902,887
8,697,397	Federal Home Loan Mortgage Corporation, Series 2015-SC02-1A	3.00%		09/25/2045	7,485,013
4,800,051	Federal Home Loan Mortgage Corporation, Series 2016-SC01-1A	3.00%		07/25/2046	4,129,242
1,371,670	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%)	7.31	%(a)	01/25/2051	1,331,640
1,250,000	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M2 (Secured Overnight Financing Rate 30 Day Average + 3.75%)	9.06	%(a)	01/25/2051	1,210,180
11,834,018	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	10,336,726
8,465,136	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	7,595,147
33,640,057	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	29,855,764
6,056,284	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	5,352,695
5,228,177	Federal Home Loan Mortgage Corporation, Series 326-300	3.00%		03/15/2044	4,558,216
35,936,237	Federal Home Loan Mortgage Corporation, Series 357-200	2.00%		09/15/2047	29,917,619

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,772,500	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	11,958,705
26,709,488	Federal Home Loan Mortgage Corporation, Series 4857-J	3.40%		01/15/2049	24,132,832
41,136,753	Federal Home Loan Mortgage Corporation, Series 5007-IP	3.00	%(f)	07/25/2050	6,675,384
27,072,939	Federal Home Loan Mortgage Corporation, Series 5059-ID	3.00	%(f)	01/25/2051	3,970,761
32,350,449	Federal Home Loan Mortgage Corporation, Series 5077-CI	3.50	%(f)	02/25/2051	5,770,298
31,940,407	Federal Home Loan Mortgage Corporation, Series 5171-GI	3.00	%(f)	12/25/2051	5,283,266
27,890,590	Federal Home Loan Mortgage Corporation, Series 5181-IL	3.00	%(f)	01/25/2052	4,478,219
65,414,825	Federal Home Loan Mortgage Corporation, Series 5209-IO	3.00	%(f)	10/25/2051	10,353,950
77,941,364	Federal Home Loan Mortgage Corporation, Series 5279-IO	3.00	%(f)	03/25/2051	12,324,424
21,179,971	Federal Home Loan Mortgage Corporation, Series 5299-ZA	3.00	%(i)	03/25/2052	13,321,920
3,195,323	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	3,132,896
2,330,071	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	2,284,519
3,941,119	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	3,864,074
2,642,730	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	2,591,068
1,102,656	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	1,081,114
897,690	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	879,832
2,183,417	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	2,139,749
90,955	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	89,063
561,181	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	547,195
4,355,578	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	3,990,586
5,245,077	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%		11/01/2043	4,488,127
299,913	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	295,000
64,294	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	62,955
916,503	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	958,149
480,299	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	491,148
4,329,062	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	4,220,321
7,229,583	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	7,088,188
5,712,080	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	5,307,090
122,885	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	116,161
412,883	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	383,599

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
3,062,467	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%	11/01/2031	2,824,782
702,975	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%	11/01/2041	634,152
538,393	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%	11/01/2041	476,351
11,125,250	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%	01/01/2032	10,261,386
9,097,023	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%	01/01/2032	8,390,649
1,522,828	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%	05/01/2032	1,404,594
4,025,696	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%	05/01/2032	3,713,169
5,935,499	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%	05/01/2032	5,474,748
3,661,452	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%	05/01/2042	3,238,965
8,027,915	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%	08/01/2032	7,220,366
3,074,163	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%	09/01/2042	2,625,904
4,061,070	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%	10/01/2032	3,652,695
11,406,206	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%	10/01/2032	10,258,705
6,090,696	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%	10/01/2032	5,478,027
32,231,652	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%	11/01/2042	27,576,487
24,434,172	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%	11/01/2042	20,905,137
18,586,644	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%	12/01/2032	16,716,760
10,702,688	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%	02/01/2043	9,141,845
11,777,870	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%	02/01/2043	10,060,230
5,208,973	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%	02/01/2033	4,684,741
8,076,380	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%	02/01/2033	7,263,444
10,107,619	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%	03/01/2038	8,574,990
3,972,350	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%	04/01/2033	3,572,740
8,576,982	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%	04/01/2038	7,276,367
6,498,800	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%	05/01/2033	5,844,660
20,523,595	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%	05/01/2033	18,457,476
3,766,411	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%	05/01/2033	3,387,494
158,669	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%	06/01/2030	151,369
314,150	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%	06/01/2040	306,778
202,887	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%	06/01/2040	198,407

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
2,539,289	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%	12/01/2040	2,326,653
130,084	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%	12/01/2040	119,028
1,807,466	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%	01/01/2041	1,630,539
652,594	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%	02/01/2031	606,381
927,553	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%	04/01/2026	895,431
788,200	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%	09/01/2041	707,613
54,205	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%	09/01/2041	47,952
1,514,353	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%	10/01/2041	1,366,095
2,057,935	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%	10/01/2041	1,822,515
1,086,681	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%	10/01/2041	961,460
5,050,455	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%	11/01/2041	4,556,060
1,308,863	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%	10/01/2041	1,180,706
7,574,877	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%	11/01/2041	6,940,204
1,847,249	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%	12/01/2041	1,609,470
987,052	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%	12/01/2041	873,152
8,892,180	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%	01/01/2032	8,202,260
1,433,882	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%	02/01/2042	1,268,631
2,712,657	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%	02/01/2042	2,447,553
1,116,257	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%	03/01/2042	1,006,961
1,722,359	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%	03/01/2042	1,523,933
488,920	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%	03/01/2042	461,037
46,918,860	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%	06/01/2043	40,076,007
24,989,968	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%	07/01/2043	21,345,849
395,903	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%	04/01/2026	382,097
4,141,776	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%	10/01/2043	3,793,753
8,859,678	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%	09/01/2053	7,540,583
17,401,836	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%	06/01/2053	14,450,589
23,148,864	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%	04/01/2042	21,216,498
21,849,833	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%	10/01/2044	18,697,153
6,899,518	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%	02/01/2045	6,479,252

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
21,412,353	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%	06/01/2044	20,241,896
21,520,056	Federal National Mortgage Association Pass-Thru, Pool AL8304	3.50%	03/01/2046	18,917,138
10,546,643	Federal National Mortgage Association Pass-Thru, Pool AL9220	3.00%	06/01/2045	9,024,966
16,820,825	Federal National Mortgage Association Pass-Thru, Pool AL9445	3.00%	07/01/2031	15,692,235
4,152,469	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%	05/01/2042	3,673,999
13,311,159	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%	09/01/2042	11,408,849
10,460,508	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%	09/01/2042	8,965,490
6,281,180	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%	12/01/2042	5,373,927
6,438,813	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%	04/01/2043	5,508,715
5,364,250	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%	03/01/2044	5,037,347
6,908,338	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%	03/01/2044	6,487,474
3,545,488	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%	05/01/2044	3,329,519
1,728,390	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%	06/01/2044	1,623,441
1,892,292	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%	07/01/2044	1,777,288
9,180,905	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%	08/01/2034	8,245,506
4,388,399	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%	10/01/2034	3,939,103
8,753,323	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%	10/01/2034	7,849,531
29,576,423	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%	12/01/2044	25,069,399
11,865,840	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%	12/01/2044	10,051,868
7,200,794	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%	01/01/2035	6,457,579
10,856,562	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%	01/01/2035	9,726,815
8,536,407	Federal National Mortgage Association Pass-Thru, Pool AS4345	3.50%	01/01/2045	7,542,779
10,373,954	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%	01/01/2035	9,273,311
67,326,893	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%	03/01/2045	57,046,416
26,207,768	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%	03/01/2045	22,203,507
11,150,389	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%	04/01/2035	9,966,970
9,013,265	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%	04/01/2035	8,063,952
11,563,624	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%	04/01/2035	10,345,188
7,818,386	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%	05/01/2035	6,991,766
13,501,919	Federal National Mortgage Association Pass-Thru, Pool AS7473	3.00%	07/01/2046	11,242,382

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
27,646,034	Federal National Mortgage Association Pass-Thru, Pool AS7661	3.00%	08/01/2046	23,025,581
18,560,347	Federal National Mortgage Association Pass-Thru, Pool AS8056	3.00%	10/01/2046	15,692,948
26,567,811	Federal National Mortgage Association Pass-Thru, Pool AS8111	3.00%	10/01/2041	22,686,023
16,058,001	Federal National Mortgage Association Pass-Thru, Pool AS8269	3.00%	11/01/2046	13,573,843
13,516,258	Federal National Mortgage Association Pass-Thru, Pool AS8306	3.00%	11/01/2041	11,566,186
16,006,906	Federal National Mortgage Association Pass-Thru, Pool AS8356	3.00%	11/01/2046	13,328,044
13,071,135	Federal National Mortgage Association Pass-Thru, Pool AX9696	3.00%	07/01/2045	10,885,448
16,535,273	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%	03/01/2045	14,001,689
5,981,942	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%	02/01/2045	5,062,358
417,660	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%	01/01/2045	347,759
2,745,034	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%	03/01/2045	2,285,664
5,531,046	Federal National Mortgage Association Pass-Thru, Pool AZ0576	3.50%	04/01/2042	4,778,551
8,224,484	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%	04/01/2046	7,215,036
15,569,136	Federal National Mortgage Association Pass-Thru, Pool BC9003	3.00%	11/01/2046	13,167,193
8,123,793	Federal National Mortgage Association Pass-Thru, Pool BC9081	3.00%	12/01/2046	6,870,377
76,549,648	Federal National Mortgage Association Pass-Thru, Pool BF0314	3.00%	01/01/2053	64,386,925
64,429,621	Federal National Mortgage Association Pass-Thru, Pool BF0353	3.00%	05/01/2053	54,191,660
34,035,346	Federal National Mortgage Association Pass-Thru, Pool BF0391	3.00%	09/01/2053	28,648,836
20,568,369	Federal National Mortgage Association Pass-Thru, Pool BK8257	1.50%	12/01/2050	14,417,596
17,910,008	Federal National Mortgage Association Pass-Thru, Pool BK8267	2.50%	12/01/2050	14,445,304
36,846,593	Federal National Mortgage Association Pass-Thru, Pool BM5112	3.00%	11/01/2033	34,096,778
18,155,312	Federal National Mortgage Association Pass-Thru, Pool BM5299	3.00%	12/01/2046	15,350,587
28,005,593	Federal National Mortgage Association Pass-Thru, Pool BM5633	3.00%	07/01/2047	23,673,124
4,166,278	Federal National Mortgage Association Pass-Thru, Pool BM5834	3.00%	04/01/2048	3,469,398
47,831,528	Federal National Mortgage Association Pass-Thru, Pool BM6779	2.00%	08/01/2051	35,184,709
21,950,642	Federal National Mortgage Association Pass-Thru, Pool BM7154 (Secured Overnight Financing Rate 30 Day Average + 2.28%, 2.28% Floor, 9.75% Cap)	4.75%	03/01/2053	20,883,143
8,252,030	Federal National Mortgage Association Pass-Thru, Pool BQ6432	2.00%	08/01/2051	6,049,810
16,351,229	Federal National Mortgage Association Pass-Thru, Pool BQ6564	2.00%	09/01/2051	11,987,418
27,380,845	Federal National Mortgage Association Pass-Thru, Pool BS4319	2.35%	01/01/2039	18,929,357
7,863,000	Federal National Mortgage Association Pass-Thru, Pool BS7410	5.48%	01/01/2033	7,743,274

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
3,260,000	Federal National Mortgage Association Pass-Thru, Pool BS7503	4.87%	04/01/2031	3,155,001
10,467,000	Federal National Mortgage Association Pass-Thru, Pool BS8014	4.84%	03/01/2033	9,991,985
1,591,160	Federal National Mortgage Association Pass-Thru, Pool BT6556	2.00%	07/01/2051	1,166,495
7,894,995	Federal National Mortgage Association Pass-Thru, Pool CA0862	3.50%	09/01/2047	6,916,892
5,502,114	Federal National Mortgage Association Pass-Thru, Pool CA3898	3.00%	07/01/2034	5,043,851
4,312,796	Federal National Mortgage Association Pass-Thru, Pool CA4413	3.00%	10/01/2049	3,515,971
37,718,757	Federal National Mortgage Association Pass-Thru, Pool CA7235	2.50%	10/01/2050	30,207,690
12,521,246	Federal National Mortgage Association Pass-Thru, Pool CA7671	2.50%	11/01/2040	10,439,901
21,454,634	Federal National Mortgage Association Pass-Thru, Pool CA7789	2.50%	11/01/2040	17,889,869
16,738,978	Federal National Mortgage Association Pass-Thru, Pool CB0189	3.00%	04/01/2051	13,947,701
3,651,713	Federal National Mortgage Association Pass-Thru, Pool CB1648	2.00%	09/01/2051	2,677,167
13,788,457	Federal National Mortgage Association Pass-Thru, Pool CB3332	3.50%	04/01/2052	11,975,521
84,317,458	Federal National Mortgage Association Pass-Thru, Pool CB3618	4.00%	05/01/2052	75,212,530
26,703,296	Federal National Mortgage Association Pass-Thru, Pool CB3786	4.00%	06/01/2052	23,835,367
95,214,502	Federal National Mortgage Association Pass-Thru, Pool CB4291	5.00%	08/01/2052	89,994,340
46,638,188	Federal National Mortgage Association Pass-Thru, Pool CB4613	4.50%	09/01/2052	42,878,509
46,753,874	Federal National Mortgage Association Pass-Thru, Pool FM1000	3.00%	04/01/2047	39,530,992
24,126,684	Federal National Mortgage Association Pass-Thru, Pool FM4347	2.50%	09/01/2050	19,322,537
43,558,921	Federal National Mortgage Association Pass-Thru, Pool FM4752	2.50%	11/01/2050	35,146,903
49,000,647	Federal National Mortgage Association Pass-Thru, Pool FM4792	2.50%	11/01/2050	39,243,090
27,589,482	Federal National Mortgage Association Pass-Thru, Pool FM4913	2.50%	11/01/2050	22,095,511
34,753,738	Federal National Mortgage Association Pass-Thru, Pool FM5150	2.00%	12/01/2050	26,627,875
5,199,317	Federal National Mortgage Association Pass-Thru, Pool FM6864	1.50%	04/01/2041	4,030,557
65,437,691	Federal National Mortgage Association Pass-Thru, Pool FM7557	3.50%	03/01/2050	57,466,968
28,455,548	Federal National Mortgage Association Pass-Thru, Pool FM8158	2.50%	07/01/2051	23,161,513
65,465,009	Federal National Mortgage Association Pass-Thru, Pool FM8215	2.50%	03/01/2051	52,842,869
48,166,914	Federal National Mortgage Association Pass-Thru, Pool FM8304	4.00%	07/01/2049	43,577,734
63,817,215	Federal National Mortgage Association Pass-Thru, Pool FM8435	2.50%	09/01/2051	51,354,750
71,174,851	Federal National Mortgage Association Pass-Thru, Pool FM8769	2.50%	09/01/2051	57,259,157
36,930,953	Federal National Mortgage Association Pass-Thru, Pool FM8780	2.50%	09/01/2051	29,613,061

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
10,466,866	Federal National Mortgage Association Pass-Thru, Pool FM9422	2.00%	01/01/2051	8,024,455
30,129,799	Federal National Mortgage Association Pass-Thru, Pool FM9490	2.00%	11/01/2051	23,325,227
141,238,558	Federal National Mortgage Association Pass-Thru, Pool FM9958	3.50%	11/01/2051	122,233,227
35,363,819	Federal National Mortgage Association Pass-Thru, Pool FS0009	3.50%	11/01/2051	30,506,868
55,546,442	Federal National Mortgage Association Pass-Thru, Pool FS1472	3.50%	11/01/2050	48,490,053
17,106,121	Federal National Mortgage Association Pass-Thru, Pool FS2588	4.50%	08/01/2052	15,765,768
16,012,852	Federal National Mortgage Association Pass-Thru, Pool FS2837	4.00%	09/01/2052	14,280,162
687,367	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%	12/01/2029	671,138
2,467,661	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%	03/01/2030	2,409,353
499,441	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%	05/01/2030	487,637
36,679	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%	06/01/2040	34,407
69,973	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%	07/01/2040	65,638
752,869	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%	10/01/2030	699,537
171,289	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%	12/01/2030	159,152
4,471,990	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%	01/01/2031	4,155,063
1,074,639	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%	11/01/2041	969,798
14,468,873	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%	01/01/2032	13,345,629
16,892,695	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%	02/01/2032	15,581,851
8,625,012	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%	03/01/2032	7,955,648
1,849,529	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%	04/01/2042	1,612,889
11,599,771	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%	05/01/2032	10,699,328
1,112,057	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%	05/01/2042	969,642
25,575,816	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%	06/01/2032	23,590,242
3,227,444	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%	06/01/2042	2,765,621
1,951,374	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%	06/01/2042	1,726,516
15,740,712	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%	07/01/2032	14,467,132
27,206,516	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%	07/01/2042	23,312,059
30,031,273	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%	08/01/2042	25,748,577
11,012,613	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%	08/01/2032	10,140,272
8,635,177	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%	09/01/2042	7,406,695

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
2,114,301	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%	10/01/2032	1,950,071
14,619,129	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%	10/01/2042	12,529,255
14,055,554	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%	11/01/2032	12,657,572
1,319,476	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%	11/01/2042	1,131,045
8,051,888	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%	02/01/2033	7,241,670
32,059,621	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%	03/01/2033	28,833,361
19,341,100	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%	04/01/2033	17,394,546
33,785,083	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%	06/01/2033	30,383,779
4,323,407	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%	07/01/2033	3,888,152
21,717,843	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%	09/01/2034	19,989,349
5,042,224	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%	12/01/2044	4,321,156
3,950,670	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%	01/01/2045	3,388,296
13,102,835	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%	02/01/2035	12,042,777
10,111,085	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%	02/01/2045	8,665,080
10,306,647	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%	04/01/2045	8,722,322
14,872,925	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%	05/01/2045	12,384,796
14,251,481	Federal National Mortgage Association Pass-Thru, Pool MA2621	3.50%	05/01/2046	12,212,788
15,987,798	Federal National Mortgage Association Pass-Thru, Pool MA2649	3.00%	06/01/2046	13,312,017
14,846,743	Federal National Mortgage Association Pass-Thru, Pool MA2650	3.50%	06/01/2046	12,723,058
4,966,650	Federal National Mortgage Association Pass-Thru, Pool MA2673	3.00%	07/01/2046	4,135,411
18,027,412	Federal National Mortgage Association Pass-Thru, Pool MA2711	3.00%	08/01/2046	15,014,432
1,744,430	Federal National Mortgage Association Pass-Thru, Pool MA2743	3.00%	09/01/2046	1,452,463
40,534,085	Federal National Mortgage Association Pass-Thru, Pool MA2806	3.00%	11/01/2046	34,397,528
13,030,469	Federal National Mortgage Association Pass-Thru, Pool MA2833	3.00%	12/01/2046	11,058,853
16,400,162	Federal National Mortgage Association Pass-Thru, Pool MA2895	3.00%	02/01/2047	13,859,765
9,681,347	Federal National Mortgage Association Pass-Thru, Pool MA3614	3.50%	03/01/2049	8,481,550
2,147,413	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%	09/01/2031	1,995,014
35,944,071	Federal National Mortgage Association Pass-Thru, Pool MA4100	2.00%	08/01/2050	27,565,004
76,936,997	Federal National Mortgage Association Pass-Thru, Pool MA4191	2.00%	11/01/2050	56,738,198
94,483,005	Federal National Mortgage Association Pass-Thru, Pool MA4306	2.50%	04/01/2051	75,302,582

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
78,707,557	Federal National Mortgage Association Pass-Thru, Pool MA4701	4.50%		08/01/2052	72,346,264
46,755,039	Federal National Mortgage Association Pass-Thru, Pool MA4733	4.50%		09/01/2052	42,975,729
36,085,404	Federal National Mortgage Association Pass-Thru, Series 2022-18-DZ	3.50	%(i)	04/25/2052	24,162,617
286,896	Federal National Mortgage Association REMICS, Series 2002-70-QZ	5.50%		11/25/2032	284,510
418,911	Federal National Mortgage Association REMICS, Series 2002-75-ZG	5.50%		11/25/2032	410,628
5,945,999	Federal National Mortgage Association REMICS, Series 2003-129-ZT	5.50%		01/25/2034	5,872,426
1,034,280	Federal National Mortgage Association REMICS, Series 2003-29-ZL	5.00%		04/25/2033	1,005,641
490,208	Federal National Mortgage Association REMICS, Series 2003-64-ZG	5.50%		07/25/2033	480,097
3,935,516	Federal National Mortgage Association REMICS, Series 2003-84-PZ	5.00%		09/25/2033	3,811,441
601,660	Federal National Mortgage Association REMICS, Series 2004-46-PJ (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.57	%(f)(h)	03/25/2034	5,990
1,169,661	Federal National Mortgage Association REMICS, Series 2004-51-XP (-1 x Secured Overnight Financing Rate 30 Day Average + 7.59%, 7.70% Cap)	2.27	%(f)(h)	07/25/2034	80,542
31,520	Federal National Mortgage Association REMICS, Series 2005-107-EG	4.50%		01/25/2026	30,849
218,158	Federal National Mortgage Association REMICS, Series 2005-37-ZK	4.50%		05/25/2035	207,287
2,081,126	Federal National Mortgage Association REMICS, Series 2005-87-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 6.59%, 6.70% Cap)	1.27	%(f)(h)	10/25/2035	147,919
1,807,951	Federal National Mortgage Association REMICS, Series 2006-101-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 6.47%, 6.58% Cap)	1.15	%(f)(h)	10/25/2036	138,716
727,319	Federal National Mortgage Association REMICS, Series 2006-123-LI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.21%, 6.32% Cap)	0.89	%(f)(h)	01/25/2037	53,570
273,911	Federal National Mortgage Association REMICS, Series 2006-16-HZ	5.50%		03/25/2036	265,708
2,902,390	Federal National Mortgage Association REMICS, Series 2006-56-SM (-1 x Secured Overnight Financing Rate 30 Day Average + 6.64%, 6.75% Cap)	1.32	%(f)(h)	07/25/2036	191,966
253,434	Federal National Mortgage Association REMICS, Series 2006-93-SN (-1 x Secured Overnight Financing Rate 30 Day Average + 6.49%, 6.60% Cap)	1.17	%(f)(h)	10/25/2036	14,743
3,861,030	Federal National Mortgage Association REMICS, Series 2007-109-VZ	5.00%		10/25/2035	3,775,955
444,472	Federal National Mortgage Association REMICS, Series 2007-116-BI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.14%, 6.25% Cap)	0.82	%(f)(h)	05/25/2037	20,149
2,956,884	Federal National Mortgage Association REMICS, Series 2007-14-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.70%, 6.81% Cap)	1.38	%(f)(h)	03/25/2037	239,855
1,422,234	Federal National Mortgage Association REMICS, Series 2007-30-OI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.33%, 6.44% Cap)	1.01	%(f)(h)	04/25/2037	101,630
138,760	Federal National Mortgage Association REMICS, Series 2007-30-SI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.00%, 6.11% Cap)	0.68	%(f)(h)	04/25/2037	6,956
1,317,964	Federal National Mortgage Association REMICS, Series 2007-32-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 5.99%, 6.10% Cap)	0.67	%(f)(h)	04/25/2037	67,000
1,187,237	Federal National Mortgage Association REMICS, Series 2007-57-SX (-1 x Secured Overnight Financing Rate 30 Day Average + 6.51%, 6.62% Cap)	1.19	%(f)(h)	10/25/2036	82,383
2,019,414	Federal National Mortgage Association REMICS, Series 2007-60-VZ	6.00%		07/25/2037	2,004,430
1,133,478	Federal National Mortgage Association REMICS, Series 2007-71-GZ	6.00%		07/25/2047	1,155,571
1,486,363	Federal National Mortgage Association REMICS, Series 2007-75-ID (-1 x Secured Overnight Financing Rate 30 Day Average + 5.76%, 5.87% Cap)	0.44	%(f)(h)	08/25/2037	90,101
192,829	Federal National Mortgage Association REMICS, Series 2007-9-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 6.54%, 6.65% Cap)	1.22	%(f)(h)	03/25/2037	9,350

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,517,101	Federal National Mortgage Association REMICS, Series 2008-29-ZA	4.50%		04/25/2038	1,453,305
3,090,150	Federal National Mortgage Association REMICS, Series 2008-48-BE	5.00%		06/25/2034	3,021,757
285,016	Federal National Mortgage Association REMICS, Series 2008-48-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.57	%(f)(h)	06/25/2037	13,618
112,222	Federal National Mortgage Association REMICS, Series 2008-53-LI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.72	%(f)(h)	07/25/2038	6,410
275,326	Federal National Mortgage Association REMICS, Series 2008-57-SE (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.57	%(f)(h)	02/25/2037	12,406
403,215	Federal National Mortgage Association REMICS, Series 2008-5-MS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.14%, 6.25% Cap)	0.82	%(f)(h)	02/25/2038	19,215
302,062	Federal National Mortgage Association REMICS, Series 2008-61-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.57	%(f)(h)	07/25/2038	13,887
195,245	Federal National Mortgage Association REMICS, Series 2008-62-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.57	%(f)(h)	07/25/2038	8,110
810,058	Federal National Mortgage Association REMICS, Series 2008-65-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.57	%(f)(h)	08/25/2038	44,824
156,628	Federal National Mortgage Association REMICS, Series 2008-81-LP	5.50%		09/25/2038	152,752
1,759,770	Federal National Mortgage Association REMICS, Series 2009-106-EZ	4.50%		01/25/2040	1,655,542
259,348	Federal National Mortgage Association REMICS, Series 2009-111-SE (-1 x Secured Overnight Financing Rate 30 Day Average + 6.14%, 6.25% Cap)	0.82	%(f)(h)	01/25/2040	19,070
195,703	Federal National Mortgage Association REMICS, Series 2009-16-MZ	5.00%		03/25/2029	191,224
784,121	Federal National Mortgage Association REMICS, Series 2009-42-SI (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.57	%(f)(h)	06/25/2039	32,608
601,518	Federal National Mortgage Association REMICS, Series 2009-42-SX (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.57	%(f)(h)	06/25/2039	32,058
260,428	Federal National Mortgage Association REMICS, Series 2009-47-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.99%, 6.10% Cap)	0.67	%(f)(h)	07/25/2039	13,487
190,810	Federal National Mortgage Association REMICS, Series 2009-48-WS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.84%, 5.95% Cap)	0.52	%(f)(h)	07/25/2039	10,515
2,095,625	Federal National Mortgage Association REMICS, Series 2009-49-S (-1 x Secured Overnight Financing Rate 30 Day Average + 6.64%, 6.75% Cap)	1.32	%(f)(h)	07/25/2039	141,931
218,771	Federal National Mortgage Association REMICS, Series 2009-51-BZ	4.50%		07/25/2039	207,601
580,885	Federal National Mortgage Association REMICS, Series 2009-54-EZ	5.00%		07/25/2039	559,496
265,863	Federal National Mortgage Association REMICS, Series 2009-70-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.69%, 5.80% Cap)	0.37	%(f)(h)	09/25/2039	14,382
1,203,952	Federal National Mortgage Association REMICS, Series 2009-80-PM	4.50%		10/25/2039	1,144,047
1,114,325	Federal National Mortgage Association REMICS, Series 2009-83-Z	4.50%		10/25/2039	1,048,570
4,977,298	Federal National Mortgage Association REMICS, Series 2009-85-ES (-1 x Secured Overnight Financing Rate 30 Day Average + 7.12%, 7.23% Cap)	1.80	%(f)(h)	01/25/2036	329,167
7,899,748	Federal National Mortgage Association REMICS, Series 2009-85-JS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.64%, 6.75% Cap)	1.32	%(f)(h)	10/25/2039	692,918
449,573	Federal National Mortgage Association REMICS, Series 2009-90-IB (-1 x Secured Overnight Financing Rate 30 Day Average + 5.61%, 5.72% Cap)	0.29	%(f)(h)	04/25/2037	14,445
343,826	Federal National Mortgage Association REMICS, Series 2009-94-BC	5.00%		11/25/2039	333,509
6,000,825	Federal National Mortgage Association REMICS, Series 2010-101-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 4.37%, 4.48% Cap)	0.00	%(f)(h)	09/25/2040	154,909
2,820,895	Federal National Mortgage Association REMICS, Series 2010-101-ZC	4.50%		09/25/2040	2,675,595

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,885,929	Federal National Mortgage Association REMICS, Series 2010-101-ZH	4.50%		07/25/2040	5,596,138
1,883,631	Federal National Mortgage Association REMICS, Series 2010-10-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 6.24%, 6.35% Cap)	0.92	%(f)(h)	02/25/2040	121,379
607,311	Federal National Mortgage Association REMICS, Series 2010-10-ZA	4.50%		02/25/2040	577,018
719,560	Federal National Mortgage Association REMICS, Series 2010-111-S (-1 x Secured Overnight Financing Rate 30 Day Average + 5.84%, 5.95% Cap)	0.52	%(f)(h)	10/25/2050	49,401
984,435	Federal National Mortgage Association REMICS, Series 2010-116-Z	4.00%		10/25/2040	908,309
248,782	Federal National Mortgage Association REMICS, Series 2010-117-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 4.39%, 4.50% Cap)	0.00	%(f)(h)	10/25/2040	4,285
729,893	Federal National Mortgage Association REMICS, Series 2010-120-KD	4.00%		10/25/2040	673,965
6,339,844	Federal National Mortgage Association REMICS, Series 2010-121-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 4.39%, 4.50% Cap)	0.00	%(f)(h)	10/25/2040	158,492
242,685	Federal National Mortgage Association REMICS, Series 2010-126-SU (-11 x Secured Overnight Financing Rate 30 Day Average + 53.74%, 55.00% Cap)	0.00	%(h)	11/25/2040	181,828
178,693	Federal National Mortgage Association REMICS, Series 2010-126-SX (-3 x Secured Overnight Financing Rate 30 Day Average + 14.66%, 15.00% Cap)	0.00	%(h)	11/25/2040	123,122
1,095,118	Federal National Mortgage Association REMICS, Series 2010-128-HZ	4.00%		11/25/2040	1,009,672
560,687	Federal National Mortgage Association REMICS, Series 2010-132-Z	4.50%		11/25/2040	525,120
85,068	Federal National Mortgage Association REMICS, Series 2010-137-VS (-3 x Secured Overnight Financing Rate 30 Day Average + 14.66%, 15.00% Cap)	0.00	%(h)	12/25/2040	71,429
4,216,597	Federal National Mortgage Association REMICS, Series 2010-142-AZ	4.00%		12/25/2040	3,902,309
1,208,414	Federal National Mortgage Association REMICS, Series 2010-148-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 6.54%, 6.65% Cap)	1.22	%(f)(h)	01/25/2026	12,436
7,366,929	Federal National Mortgage Association REMICS, Series 2010-150-ZA	4.00%		01/25/2041	6,802,921
3,256,073	Federal National Mortgage Association REMICS, Series 2010-16-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.34%, 5.45% Cap)	0.02	%(f)(h)	03/25/2040	144,585
1,254,168	Federal National Mortgage Association REMICS, Series 2010-21-DZ	5.00%		03/25/2040	1,226,292
540,800	Federal National Mortgage Association REMICS, Series 2010-21-KS (-1 x Secured Overnight Financing Rate 30 Day Average + 4.84%, 4.95% Cap)	0.00	%(f)(h)	03/25/2040	6,163
7,424	Federal National Mortgage Association REMICS, Series 2010-2-GS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.34%, 6.45% Cap)	1.02	%(f)(h)	12/25/2049	7
877,528	Federal National Mortgage Association REMICS, Series 2010-2-MS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.14%, 6.25% Cap)	0.82	%(f)(h)	02/25/2050	65,010
672,317	Federal National Mortgage Association REMICS, Series 2010-31-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 4.89%, 5.00% Cap)	0.00	%(f)(h)	04/25/2040	14,562
684,283	Federal National Mortgage Association REMICS, Series 2010-34-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 4.82%, 4.93% Cap)	0.00	%(f)(h)	04/25/2040	17,258
184,464	Federal National Mortgage Association REMICS, Series 2010-35-ES (-1 x Secured Overnight Financing Rate 30 Day Average + 6.34%, 6.45% Cap)	1.02	%(f)(h)	04/25/2040	4,827
104,181	Federal National Mortgage Association REMICS, Series 2010-35-SV (-1 x Secured Overnight Financing Rate 30 Day Average + 6.34%, 6.45% Cap)	1.02	%(f)(h)	04/25/2040	1,435
538,766	Federal National Mortgage Association REMICS, Series 2010-46-MS (-1 x Secured Overnight Financing Rate 30 Day Average + 4.84%, 4.95% Cap)	0.00	%(f)(h)	05/25/2040	13,564
3,627,922	Federal National Mortgage Association REMICS, Series 2010-49-ZW	4.50%		05/25/2040	3,451,410
902,844	Federal National Mortgage Association REMICS, Series 2010-4-SK (-1 x Secured Overnight Financing Rate 30 Day Average + 6.12%, 6.23% Cap)	0.80	%(f)(h)	02/25/2040	42,848
296,698	Federal National Mortgage Association REMICS, Series 2010-58-ES (-3 x Secured Overnight Financing Rate 30 Day Average + 12.18%, 12.47% Cap)	0.00	%(h)	06/25/2040	242,724

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,460,413	Federal National Mortgage Association REMICS, Series 2010-59-MS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.66%, 5.77% Cap)	0.34	%(f)(h)	06/25/2040	116,811
3,035,371	Federal National Mortgage Association REMICS, Series 2010-59-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 4.89%, 5.00% Cap)	0.00	%(f)(h)	01/25/2040	59,052
210,764	Federal National Mortgage Association REMICS, Series 2010-60-VZ	5.00%		10/25/2039	204,920
186,396	Federal National Mortgage Association REMICS, Series 2010-61-EL	4.50%		06/25/2040	177,127
2,862,073	Federal National Mortgage Association REMICS, Series 2010-64-EZ	5.00%		06/25/2040	2,798,396
6,691,554	Federal National Mortgage Association REMICS, Series 2010-64-FC (Secured Overnight Financing Rate 30 Day Average + 0.61%, 0.50% Floor, 7.00% Cap)	5.93%		06/25/2040	6,579,887
8,344,017	Federal National Mortgage Association REMICS, Series 2010-76-ZK	4.50%		07/25/2040	7,939,431
1,878,181	Federal National Mortgage Association REMICS, Series 2010-79-CZ	4.00%		07/25/2040	1,741,207
7,409,380	Federal National Mortgage Association REMICS, Series 2010-79-VZ	4.50%		07/25/2040	7,042,504
899,428	Federal National Mortgage Association REMICS, Series 2010-84-ZC	4.50%		08/25/2040	854,265
1,798,852	Federal National Mortgage Association REMICS, Series 2010-84-ZD	4.50%		08/25/2040	1,708,527
2,320,271	Federal National Mortgage Association REMICS, Series 2010-84-ZG	4.50%		08/25/2040	2,202,862
188,649	Federal National Mortgage Association REMICS, Series 2010-90-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.74%, 5.85% Cap)	0.42	%(f)(h)	08/25/2040	8,702
714,422	Federal National Mortgage Association REMICS, Series 2010-94-Z	4.50%		08/25/2040	678,926
3,687,730	Federal National Mortgage Association REMICS, Series 2010-99-SG (-5 x Secured Overnight Financing Rate 30 Day Average + 24.43%, 25.00% Cap)	0.00	%(h)	09/25/2040	3,528,452
413,794	Federal National Mortgage Association REMICS, Series 2010-9-DS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.19%, 0.50% Floor, 5.30% Cap)	0.50	%(f)(h)	02/25/2040	13,897
12,969,693	Federal National Mortgage Association REMICS, Series 2011-106-LZ	3.50%		10/25/2041	11,638,768
520,021	Federal National Mortgage Association REMICS, Series 2011-110-LS (-2 x Secured Overnight Financing Rate 30 Day Average + 9.87%, 10.10% Cap)	0.00	%(h)	11/25/2041	331,344
1,622,106	Federal National Mortgage Association REMICS, Series 2011-111-CZ	4.00%		11/25/2041	1,495,755
4,145,331	Federal National Mortgage Association REMICS, Series 2011-111-EZ	5.00%		11/25/2041	4,053,328
859,920	Federal National Mortgage Association REMICS, Series 2011-111-VZ	4.00%		11/25/2041	791,394
28,186,219	Federal National Mortgage Association REMICS, Series 2011-131-PB	4.50%		12/25/2041	26,813,666
8,098,454	Federal National Mortgage Association REMICS, Series 2011-16-AL	3.50%		03/25/2031	7,665,589
16,789,283	Federal National Mortgage Association REMICS, Series 2011-17-NY	3.50%		03/25/2031	15,886,903
348,304	Federal National Mortgage Association REMICS, Series 2011-17-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 6.36%, 6.47% Cap)	1.04	%(f)(h)	03/25/2041	16,186
1,312,064	Federal National Mortgage Association REMICS, Series 2011-25-KY	3.00%		04/25/2026	1,275,057
1,485,108	Federal National Mortgage Association REMICS, Series 2011-27-BS (-2 x Secured Overnight Financing Rate 30 Day Average + 8.77%, 9.00% Cap)	0.00	%(h)	04/25/2041	1,127,621
17,747,126	Federal National Mortgage Association REMICS, Series 2011-29-AL	3.50%		04/25/2031	16,793,889
3,277,267	Federal National Mortgage Association REMICS, Series 2011-2-GZ	4.00%		02/25/2041	3,038,581
7,105,389	Federal National Mortgage Association REMICS, Series 2011-32-ZG	4.00%		04/25/2041	6,560,786

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,232,649	Federal National Mortgage Association REMICS, Series 2011-36-VZ	4.50%		05/25/2041	1,169,097
3,360,139	Federal National Mortgage Association REMICS, Series 2011-37-Z	4.50%		05/25/2041	3,156,753
5,002,635	Federal National Mortgage Association REMICS, Series 2011-38-BZ	4.00%		05/25/2041	4,697,920
1,140,434	Federal National Mortgage Association REMICS, Series 2011-39-CB	3.00%		05/25/2026	1,107,444
3,689,218	Federal National Mortgage Association REMICS, Series 2011-39-ZD	4.00%		02/25/2041	3,408,367
1,141,274	Federal National Mortgage Association REMICS, Series 2011-40-LZ	4.50%		05/25/2041	1,081,981
1,809,746	Federal National Mortgage Association REMICS, Series 2011-42-MZ	4.50%		05/25/2041	1,715,574
10,004,712	Federal National Mortgage Association REMICS, Series 2011-45-ZA	4.00%		05/25/2031	9,425,241
2,771,571	Federal National Mortgage Association REMICS, Series 2011-45-ZB	4.50%		05/25/2041	2,597,829
9,437,865	Federal National Mortgage Association REMICS, Series 2011-51-FJ (Secured Overnight Financing Rate 30 Day Average + 0.56%, 0.45% Floor, 7.00% Cap)	5.88%		06/25/2041	9,243,715
675,492	Federal National Mortgage Association REMICS, Series 2011-59-MA	4.50%		07/25/2041	631,248
1,983,369	Federal National Mortgage Association REMICS, Series 2011-60-EL	3.00%		07/25/2026	1,926,097
6,246,186	Federal National Mortgage Association REMICS, Series 2011-64-DB	4.00%		07/25/2041	5,861,867
3,895,617	Federal National Mortgage Association REMICS, Series 2011-77-Z	3.50%		08/25/2041	3,365,693
26,556,988	Federal National Mortgage Association REMICS, Series 2011-99-CZ	4.50%		10/25/2041	25,239,071
14,139,256	Federal National Mortgage Association REMICS, Series 2012-104-Z	3.50%		09/25/2042	12,602,350
2,115,784	Federal National Mortgage Association REMICS, Series 2012-111-LB	3.50%		05/25/2041	1,931,069
13,968,626	Federal National Mortgage Association REMICS, Series 2012-111-MJ	4.00%		04/25/2042	12,452,057
15,812,327	Federal National Mortgage Association REMICS, Series 2012-122-DB	3.00%		11/25/2042	13,720,835
12,387,066	Federal National Mortgage Association REMICS, Series 2012-132-KH	1.75%		12/25/2032	10,940,297
12,798,378	Federal National Mortgage Association REMICS, Series 2012-144-PT	3.96	%(c)	11/25/2049	12,021,617
4,447,783	Federal National Mortgage Association REMICS, Series 2012-14-BZ	4.00%		03/25/2042	4,119,881
28,163,933	Federal National Mortgage Association REMICS, Series 2012-15-PZ	4.00%		03/25/2042	24,970,053
9,762,217	Federal National Mortgage Association REMICS, Series 2012-20-ZT	3.50%		03/25/2042	8,682,128
34,621,379	Federal National Mortgage Association REMICS, Series 2012-30-DZ	4.00%		04/25/2042	31,924,671
18,295,178	Federal National Mortgage Association REMICS, Series 2012-31-Z	4.00%		04/25/2042	16,895,258
7,668,207	Federal National Mortgage Association REMICS, Series 2012-70-FY (Secured Overnight Financing Rate 30 Day Average + 0.56%, 0.45% Floor, 7.00% Cap)	5.88%		07/25/2042	7,503,341
27,355,995	Federal National Mortgage Association REMICS, Series 2012-74-Z	4.00%		07/25/2042	25,188,870
118,762	Federal National Mortgage Association REMICS, Series 2012-80-EA	2.00%		04/25/2042	115,009
18,187,690	Federal National Mortgage Association REMICS, Series 2012-86-ZC	3.50%		08/25/2042	16,285,599

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
31,621,451	Federal National Mortgage Association REMICS, Series 2012-96-VZ	3.50%		09/25/2042	28,189,774
7,504,042	Federal National Mortgage Association REMICS, Series 2012-98-BG	4.50%		08/25/2040	7,135,531
14,144,093	Federal National Mortgage Association REMICS, Series 2012-99-QE	3.00%		09/25/2042	12,347,398
9,481,164	Federal National Mortgage Association REMICS, Series 2013-100-PJ	3.00%		03/25/2043	8,578,396
20,660,295	Federal National Mortgage Association REMICS, Series 2013-130-ZE	3.00%		01/25/2044	17,823,477
27,005,318	Federal National Mortgage Association REMICS, Series 2013-133-ZT	3.00	%(i)	01/25/2039	23,762,117
6,877,196	Federal National Mortgage Association REMICS, Series 2013-41-ZH	3.00	%(i)	05/25/2033	6,072,468
5,692,246	Federal National Mortgage Association REMICS, Series 2013-51-HS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.26%, 5.40% Cap)	0.00	%(h)	04/25/2043	3,394,552
994,109	Federal National Mortgage Association REMICS, Series 2013-58-SC (-2 x Secured Overnight Financing Rate 30 Day Average + 5.83%, 6.00% Cap)	0.00	%(h)	06/25/2043	447,843
1,777,961	Federal National Mortgage Association REMICS, Series 2013-81-ZQ	3.00	%(i)	08/25/2043	1,080,625
6,154,612	Federal National Mortgage Association REMICS, Series 2013-82-SH (-1 x Secured Overnight Financing Rate 30 Day Average + 5.94%, 6.05% Cap)	0.62	%(f)(h)	12/25/2042	350,526
23,019,070	Federal National Mortgage Association REMICS, Series 2014-12-GZ	3.50%		03/25/2044	20,475,201
14,176,673	Federal National Mortgage Association REMICS, Series 2014-21-GZ	3.00%		04/25/2044	12,073,683
33,622,181	Federal National Mortgage Association REMICS, Series 2014-37-ZY	2.50	%(i)	07/25/2044	27,296,262
21,959,036	Federal National Mortgage Association REMICS, Series 2014-39-ZA	3.00%		07/25/2044	19,048,432
109,218	Federal National Mortgage Association REMICS, Series 2014-46-NZ	3.00	%(i)	06/25/2043	69,627
66,415,084	Federal National Mortgage Association REMICS, Series 2014-60-EZ	3.00	%(i)	10/25/2044	54,726,959
46,881,475	Federal National Mortgage Association REMICS, Series 2014-61-ZV	3.00	%(i)	10/25/2044	38,570,810
39,535,159	Federal National Mortgage Association REMICS, Series 2014-64-NZ	3.00	%(i)	10/25/2044	32,741,137
13,921,052	Federal National Mortgage Association REMICS, Series 2014-67-DZ	3.00	%(i)	10/25/2044	11,663,003
44,503,378	Federal National Mortgage Association REMICS, Series 2014-68-MZ	3.00	%(i)	11/25/2044	36,663,596
25,122,623	Federal National Mortgage Association REMICS, Series 2014-77-VZ	3.00	%(i)	11/25/2044	20,857,837
138,346	Federal National Mortgage Association REMICS, Series 2014-82-YA	3.00%		04/25/2041	137,684
32,264,044	Federal National Mortgage Association REMICS, Series 2014-84-KZ	3.00	%(i)	12/25/2044	26,655,040
5,327,840	Federal National Mortgage Association REMICS, Series 2015-11-A	3.00%		05/25/2034	5,080,776
4,443,341	Federal National Mortgage Association REMICS, Series 2015-21-G	3.00%		02/25/2042	4,363,052
4,852,418	Federal National Mortgage Association REMICS, Series 2015-42-CA	3.00%		03/25/2044	4,445,173
20,384,494	Federal National Mortgage Association REMICS, Series 2015-49-A	3.00%		03/25/2044	18,528,441
10,670,626	Federal National Mortgage Association REMICS, Series 2015-52-GZ	3.00	%(i)	07/25/2045	8,905,753
5,489,741	Federal National Mortgage Association REMICS, Series 2015-88-AC	3.00%		04/25/2043	5,219,911

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
39,700,973	Federal National Mortgage Association REMICS, Series 2015-88-BA	3.00%		04/25/2044	36,423,273
2,764,643	Federal National Mortgage Association REMICS, Series 2015-94-MA	3.00%		01/25/2046	2,365,911
11,451,256	Federal National Mortgage Association REMICS, Series 2016-2-JA	2.50%		02/25/2046	10,654,242
25,396,690	Federal National Mortgage Association REMICS, Series 2016-32-LA	3.00%		10/25/2044	23,300,698
18,610,178	Federal National Mortgage Association REMICS, Series 2016-72-PA	3.00%		07/25/2046	16,163,286
1,840,983	Federal National Mortgage Association REMICS, Series 2016-74-PA	3.00%		12/25/2044	1,794,786
1,936,287	Federal National Mortgage Association REMICS, Series 2016-79-EP	3.00%		01/25/2044	1,862,428
5,527,305	Federal National Mortgage Association REMICS, Series 2016-81-PA	3.00%		02/25/2044	5,301,336
10,103,580	Federal National Mortgage Association REMICS, Series 2018-21-IO	3.00	%(f)	04/25/2048	1,544,759
16,687,721	Federal National Mortgage Association REMICS, Series 2018-21-PO	0.00	%(j)	04/25/2048	12,210,108
41,255,097	Federal National Mortgage Association REMICS, Series 2018-27-AO	0.00	%(j)	05/25/2048	29,895,754
12,123,485	Federal National Mortgage Association REMICS, Series 2018-33-A	3.00%		05/25/2048	10,416,040
14,077,451	Federal National Mortgage Association REMICS, Series 2018-38-JB	3.00%		06/25/2048	12,147,700
29,717,824	Federal National Mortgage Association REMICS, Series 2018-7-CD	3.00%		02/25/2048	25,613,739
22,078,044	Federal National Mortgage Association REMICS, Series 2018-85-PO	0.00	%(j)	12/25/2048	15,847,739
5,261,738	Federal National Mortgage Association REMICS, Series 2019-48-AZ	3.50%		09/25/2049	4,614,923
5,318,417	Federal National Mortgage Association REMICS, Series 2019-64-D	2.50%		11/25/2049	4,420,438
15,498,171	Federal National Mortgage Association REMICS, Series 2019-69-DS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.57	%(f)(h)	12/25/2049	1,471,213
43,350,736	Federal National Mortgage Association REMICS, Series 2019-78-ZB	3.00%		01/25/2050	36,378,000
33,836,047	Federal National Mortgage Association REMICS, Series 2020-47-GL	2.00%		05/25/2046	28,453,250
52,736,661	Federal National Mortgage Association REMICS, Series 2020-54-AB	1.00%		08/25/2050	39,123,388
11,700,156	Federal National Mortgage Association REMICS, Series 2020-54-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.72	%(f)(h)	08/25/2050	1,187,018
20,209,536	Federal National Mortgage Association REMICS, Series 2020-61-AI	3.00	%(f)	09/25/2050	2,943,970
9,497,757	Federal National Mortgage Association REMICS, Series 2020-61-DC	1.50%		09/25/2060	6,900,684
35,997,330	Federal National Mortgage Association REMICS, Series 2020-61-DI	3.00	%(f)	09/25/2060	5,694,868
71,864,312	Federal National Mortgage Association REMICS, Series 2020-62-JD	1.25%		09/25/2050	50,121,772
22,655,030	Federal National Mortgage Association REMICS, Series 2020-97-EI	2.00	%(f)	01/25/2051	2,702,541
17,777,386	Federal National Mortgage Association REMICS, Series 2021-13-AK	2.00%		01/25/2049	14,774,450
11,735,325	Federal National Mortgage Association REMICS, Series 2021-1-PA	1.00%		11/25/2050	8,353,781
14,150,127	Federal National Mortgage Association REMICS, Series 2021-21-DK	2.00%		07/25/2043	11,709,469

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
14,120,455	Federal National Mortgage Association REMICS, Series 2021-29-BA	1.25%		05/25/2041	11,924,672
3,794,453	Federal National Mortgage Association REMICS, Series 2021-29-CG	1.25%		05/25/2041	3,206,587
43,539,531	Federal National Mortgage Association REMICS, Series 2021-3-KI	2.50	%(f)	02/25/2051	5,973,994
30,341,536	Federal National Mortgage Association REMICS, Series 2021-58-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.65%, 2.65% Cap)	0.00	%(f)(h)	09/25/2051	141,188
6,520,929	Federal National Mortgage Association REMICS, Series 2021-61-KZ	2.50	%(i)	09/25/2051	3,324,956
88,356,725	Federal National Mortgage Association REMICS, Series 2021-70-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.75%, 3.75% Cap)	0.00	%(f)(h)	10/25/2049	1,646,810
28,095,822	Federal National Mortgage Association REMICS, Series 2021-85-DI	3.00	%(f)	12/25/2051	4,638,991
34,252,556	Federal National Mortgage Association REMICS, Series 2021-9-CA	2.00%		03/25/2051	27,255,910
152,730,452	Federal National Mortgage Association REMICS, Series 2022-3-AB	2.00%		11/25/2047	127,694,907
84,581,859	Federal National Mortgage Association REMICS, Series 2022-3-EZ	2.00	%(i)	01/25/2052	40,641,583
57,457,994	Federal National Mortgage Association REMICS, Series 2022-3-NZ	2.00	%(i)	02/25/2052	27,565,174
83,488,293	Federal National Mortgage Association REMICS, Series 2022-3-Z	2.00	%(i)	02/25/2052	41,140,393
85,226,433	Federal National Mortgage Association REMICS, Series 2022-4-EA	2.50%		10/25/2047	73,398,675
16,348,684	Federal National Mortgage Association REMICS, Series 2022-4-LG	3.00%		02/25/2052	14,254,130
122,382,441	Federal National Mortgage Association REMICS, Series 2023-2-IO	3.00	%(f)	12/25/2051	19,625,481
11,195,078	Federal National Mortgage Association REMICS, Series 4341-AZ	3.00	%(i)	05/15/2044	9,581,206
5,813,113	Federal National Mortgage Association REMICS, Series 4744-JA	3.00%		09/15/2047	5,083,125
18,373,793	Federal National Mortgage Association REMICS, Series 5010-KI	3.00	%(f)	09/25/2050	2,712,580
60,713,472	Federal National Mortgage Association REMICS, Series 5040-GI	2.00	%(f)	11/25/2050	7,155,951
11,212,655	Federal National Mortgage Association REMICS, Series 5053-PI	3.00	%(f)	11/25/2050	1,819,407
23,564,538	Federal National Mortgage Association REMICS, Series 5059-HI	3.00	%(f)	09/25/2050	3,887,416
12,156,002	Federal National Mortgage Association REMICS, Series 5086-IB	3.00	%(f)	03/25/2051	1,962,704
15,587,672	Federal National Mortgage Association REMICS, Series 5086-IK	3.00	%(f)	03/25/2051	2,526,818
18,907,952	Federal National Mortgage Association REMICS, Series 5118-PI	3.00	%(f)	03/25/2051	3,011,485
35,610,278	Federal National Mortgage Association REMICS, Series 5140-AI	3.50	%(f)	09/25/2051	6,612,522
18,347,608	Federal National Mortgage Association REMICS, Series 5149-CI	3.00	%(f)	12/25/2043	2,578,136
18,339,946	Federal National Mortgage Association REMICS, Series 5159-DI	3.00	%(f)	04/25/2048	2,878,854
33,377,213	Federal National Mortgage Association REMICS, Series 5159-UI	3.50	%(f)	08/25/2050	6,323,887
17,584,971	Federal National Mortgage Association REMICS, Series 5187-LA	2.50%		10/25/2049	14,771,706
84,747,364	Federal National Mortgage Association REMICS, Series 5321-PO	0.00	%(j)	08/25/2050	56,684,139

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
16,231,634	Federal National Mortgage Association, Pool 387898	3.71%		08/01/2030	14,765,010
24,791,922	Federal National Mortgage Association, Pool AM8510	3.15%		05/01/2035	20,412,140
27,744,966	Federal National Mortgage Association, Pool AM8950	3.14%		06/01/2040	23,283,183
4,517,360	Federal National Mortgage Association, Pool AN5480	3.43%		06/01/2037	3,958,676
217,500,000	Federal National Mortgage Association, Pool AN6680	3.37%		11/01/2047	154,089,774
5,500,000	Federal National Mortgage Association, Pool AN7330	3.26%		12/01/2037	4,386,125
10,026,000	Federal National Mortgage Association, Pool AN7452	3.12%		11/01/2032	8,566,926
20,700,000	Federal National Mortgage Association, Pool AN8121	3.16%		01/01/2035	16,999,610
3,821,533	Federal National Mortgage Association, Pool AN9452	3.75%		06/01/2030	3,434,206
44,072,506	Federal National Mortgage Association, Pool BL0870	4.28%		12/01/2048	36,789,242
5,000,000	Federal National Mortgage Association, Pool BL2303	3.36%		05/01/2031	4,438,907
8,860,000	Federal National Mortgage Association, Pool BL4038	2.98%		09/01/2034	7,239,919
8,190,000	Federal National Mortgage Association, Pool BL5840	2.73%		02/01/2035	6,289,448
6,480,331	Federal National Mortgage Association, Pool BL6639	2.66%		05/01/2050	4,651,795
16,754,248	Federal National Mortgage Association, Pool BL6689	2.19%		05/01/2032	13,429,311
28,785,015	Federal National Mortgage Association, Pool BL6913	1.96%		05/01/2035	21,170,215
36,488,000	Federal National Mortgage Association, Pool BL7110	1.76%		07/01/2035	26,122,903
3,568,101	Federal National Mortgage Association, Pool BL7331	2.23%		07/01/2040	2,208,093
20,400,000	Federal National Mortgage Association, Pool BL7424	1.65%		08/01/2035	14,172,740
40,000,000	Federal National Mortgage Association, Pool BL8165	1.35%		09/01/2032	29,445,194
32,000,000	Federal National Mortgage Association, Pool BL8269	1.51%		09/01/2035	22,430,035
17,000,000	Federal National Mortgage Association, Pool BL8977	1.20%		11/01/2030	12,900,740
48,643,000	Federal National Mortgage Association, Pool BL9056	1.78%		11/01/2035	32,618,361
10,809,256	Federal National Mortgage Association, Pool BL9284	2.23%		12/01/2050	7,019,016
53,000,000	Federal National Mortgage Association, Pool BL9576	2.24%		12/01/2050	32,763,090
171,023,888	Federal National Mortgage Association, Pool BM6831	1.93	%(c)	10/01/2033	128,851,951
177,318,741	Federal National Mortgage Association, Pool BM6857	1.83	%(c)	12/01/2031	138,395,763
27,701,436	Federal National Mortgage Association, Pool BM7164 (Secured Overnight Financing Rate 30 Day Average + 2.28%, 2.28% Floor, 9.55% Cap)	4.55%		03/01/2053	26,149,394
17,133,065	Federal National Mortgage Association, Pool BR2181 (Secured Overnight Financing Rate 30 Day Average + 2.13%, 2.13% Floor, 7.13% Cap)	2.14%		07/01/2051	14,718,472
33,474,352	Federal National Mortgage Association, Pool BR2290 (Secured Overnight Financing Rate 30 Day Average + 2.12%, 2.12% Floor, 7.01% Cap)	2.01%		08/01/2051	28,596,966

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
48,883,000	Federal National Mortgage Association, Pool BS2496	1.88%	09/01/2033	36,355,581
5,592,000	Federal National Mortgage Association, Pool BS2500	1.81%	06/01/2030	4,506,713
15,132,118	Federal National Mortgage Association, Pool BS2568	2.20%	09/01/2046	10,423,580
3,000,000	Federal National Mortgage Association, Pool BS2580	2.15%	08/01/2033	2,292,931
22,000,000	Federal National Mortgage Association, Pool BS2805	1.81%	09/01/2033	16,465,116
9,975,000	Federal National Mortgage Association, Pool BS2834	2.24%	08/01/2041	6,240,076
39,850,000	Federal National Mortgage Association, Pool BS3020	1.96%	09/01/2033	29,705,870
34,043,000	Federal National Mortgage Association, Pool BS3101	1.91%	09/01/2033	25,578,263
2,595,000	Federal National Mortgage Association, Pool BS3163	1.75%	08/01/2030	2,076,745
19,880,000	Federal National Mortgage Association, Pool BS3192	2.03%	09/01/2036	13,651,917
16,125,000	Federal National Mortgage Association, Pool BS3314	1.83%	10/01/2033	12,056,549
21,000,000	Federal National Mortgage Association, Pool BS3345	2.16%	10/01/2036	15,157,241
48,402,000	Federal National Mortgage Association, Pool BS3363	1.97%	12/01/2035	33,960,875
25,042,000	Federal National Mortgage Association, Pool BS3426	1.76%	11/01/2031	19,099,489
12,048,000	Federal National Mortgage Association, Pool BS3431	1.83%	11/01/2033	8,947,110
6,536,000	Federal National Mortgage Association, Pool BS3434	1.83%	11/01/2033	4,853,777
32,694,000	Federal National Mortgage Association, Pool BS3442	2.12%	10/01/2036	22,884,808
49,716,000	Federal National Mortgage Association, Pool BS3458	1.98%	10/01/2033	37,957,762
11,900,000	Federal National Mortgage Association, Pool BS3514	2.08%	10/01/2033	8,922,979
43,652,000	Federal National Mortgage Association, Pool BS3833	2.09%	12/01/2033	33,191,188
7,339,000	Federal National Mortgage Association, Pool BS3955	2.30%	12/01/2036	5,219,124
46,000,000	Federal National Mortgage Association, Pool BS3974	1.94%	01/01/2032	35,798,545
43,600,000	Federal National Mortgage Association, Pool BS4020	1.91%	12/01/2031	34,185,043
21,200,000	Federal National Mortgage Association, Pool BS4110	2.13%	01/01/2034	16,223,071
48,972,000	Federal National Mortgage Association, Pool BS4111	1.98%	01/01/2032	38,524,588
46,000,000	Federal National Mortgage Association, Pool BS4125	2.32%	12/01/2031	37,037,109
21,024,000	Federal National Mortgage Association, Pool BS4177	1.94%	12/01/2031	16,715,491
12,500,000	Federal National Mortgage Association, Pool BS4213	2.46%	12/01/2036	9,299,665
18,199,000	Federal National Mortgage Association, Pool BS4225	2.36%	01/01/2037	13,155,972
20,000,000	Federal National Mortgage Association, Pool BS4273	1.93%	12/01/2031	15,809,902

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
33,675,000	Federal National Mortgage Association, Pool BS4276	2.03%	01/01/2032	26,683,174
43,878,000	Federal National Mortgage Association, Pool BS4296	1.80%	01/01/2032	33,696,161
51,025,000	Federal National Mortgage Association, Pool BS4306	1.92%	01/01/2032	39,133,391
60,975,000	Federal National Mortgage Association, Pool BS4328	1.88%	02/01/2032	47,051,585
19,170,000	Federal National Mortgage Association, Pool BS4330	1.92%	01/01/2034	14,249,082
30,761,000	Federal National Mortgage Association, Pool BS4333	1.89%	01/01/2032	23,799,482
12,000,000	Federal National Mortgage Association, Pool BS4334	2.01%	01/01/2034	8,879,444
18,383,759	Federal National Mortgage Association, Pool BS4359	1.99%	01/01/2032	14,717,495
21,800,000	Federal National Mortgage Association, Pool BS4360	2.14%	01/01/2037	15,130,796
91,797,434	Federal National Mortgage Association, Pool BS4383	2.07%	01/01/2032	73,992,720
53,950,000	Federal National Mortgage Association, Pool BS4453	1.96%	01/01/2032	41,984,536
51,688,000	Federal National Mortgage Association, Pool BS4524	2.02%	01/01/2032	40,311,733
41,850,000	Federal National Mortgage Association, Pool BS4736	2.00%	02/01/2032	32,236,284
24,500,000	Federal National Mortgage Association, Pool BS4737	2.00%	02/01/2032	18,871,899
20,155,000	Federal National Mortgage Association, Pool BS4951	2.63%	04/01/2032	16,336,047
11,154,019	Federal National Mortgage Association, Pool BS5636	3.72%	06/01/2032	9,902,421
4,200,000	Federal National Mortgage Association, Pool BS6131	3.89%	07/01/2032	3,748,703
3,600,000	Federal National Mortgage Association, Pool BS6419	3.89%	09/01/2032	3,231,141
24,762,678	Federal National Mortgage Association, Pool BS6649	3.89%	10/01/2032	22,070,051
159,468,000	Federal National Mortgage Association, Pool BS6912	4.33%	12/01/2032	147,350,092
4,131,000	Federal National Mortgage Association, Pool BS7305	5.22%	01/01/2032	4,116,690
39,897,392	Federal National Mortgage Association, Pool BS7329	5.41%	12/01/2032	39,088,361
8,333,000	Federal National Mortgage Association, Pool BS8657	5.10%	06/01/2030	8,165,414
11,184,637	Federal National Mortgage Association, Pool BV8021	4.50%	08/01/2052	10,305,162
14,565,860	Federal National Mortgage Association, Pool CB1055 (Secured Overnight Financing Rate 30 Day Average + 2.22%, 2.22% Floor, 6.87% Cap)	1.87%	07/01/2051	12,374,660
91,699,457	Federal National Mortgage Association, Pool CB3488	3.00%	05/01/2052	76,261,696
58,045,238	Federal National Mortgage Association, Pool CB4391	4.50%	08/01/2052	53,497,099
76,657,802	Federal National Mortgage Association, Pool FS1538	3.00%	04/01/2052	63,535,127
86,892,932	Federal National Mortgage Association, Pool FS2320	2.50%	04/01/2051	69,302,637
30,779,780	Federal National Mortgage Association, Pool FS4764	2.50%	02/01/2052	24,736,977

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,485,580	Federal National Mortgage Association, Pool MA3357	4.00%		05/01/2048	6,793,788
16,751,993	Federal National Mortgage Association, Pool RA6135	2.50%		10/01/2051	13,339,384
29,504,307	Federal National Mortgage Association, Pool SD2839	3.00%		08/01/2052	24,537,090
18,173,287	Federal National Mortgage Association, Pool SD2971	2.50%		03/01/2052	14,642,741
72,654,510	Federal National Mortgage Association, Pool SD3093	2.50%		03/01/2052	57,846,970
10,500,000	Federal National Mortgage Association, Pool WN1221	4.80%		12/01/2029	10,101,311
19,180,000	Federal National Mortgage Association, Pool WN1240	4.40%		12/01/2029	17,985,021
23,230,000	Federal National Mortgage Association, Pool WN2311	4.80%		01/01/2030	22,362,435
16,361,000	Federal National Mortgage Association, Pool WN2312	4.60%		01/01/2030	15,582,863
14,700,000	Federal National Mortgage Association, Pool WN2334	4.30%		01/01/2033	13,442,921
50,000,000	Federal National Mortgage Association, Pool WN2337	4.35%		01/01/2030	46,828,129
45,015,000	Federal National Mortgage Association, Pool WN2358	4.30%		01/01/2030	42,170,575
12,262,996	Federal National Mortgage Association, Pool ZS4778	4.00%		07/01/2048	11,128,364
9,936,759	Federal National Mortgage Association, Pool ZS4790	4.00%		09/01/2048	9,005,003
5,129,615	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	5,061,029
1,570,840	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	1,543,891
59,756,462	Federal National Mortgage Association, Series 2014-M11-1A	3.18	%(c)	08/25/2024	58,154,666
206,235,405	Federal National Mortgage Association, Series 2019-M16-X	1.29	%(c)(f)	07/25/2031	11,709,056
486,499,446	Federal National Mortgage Association, Series 2019-M18-X	0.82	%(c)(f)	08/25/2029	13,506,149
211,844,590	Federal National Mortgage Association, Series 2019-M24-2XA	1.27	%(c)(f)	03/25/2031	11,915,114
263,568,779	Federal National Mortgage Association, Series 2019-M24-XA	1.37	%(c)(f)	03/25/2029	13,447,384
351,047,331	Federal National Mortgage Association, Series 2020-M10-X2	1.83	%(c)(f)	12/25/2030	25,445,350
188,313,782	Federal National Mortgage Association, Series 2020-M10-X8	0.77	%(c)(f)	12/25/2027	3,558,641
75,897,373	Federal National Mortgage Association, Series 2020-M13-X2	1.33	%(c)(f)	09/25/2030	3,618,772
480,537,327	Federal National Mortgage Association, Series 2020-M15-X1	1.56	%(c)(f)	09/25/2031	31,015,513
18,313,378	Federal National Mortgage Association, Series 2020-M17-X1	1.46	%(c)(f)	01/25/2028	682,671
120,800,435	Federal National Mortgage Association, Series 2020-M27-X1	0.95	%(c)(f)	03/25/2031	4,744,328
161,243,062	Federal National Mortgage Association, Series 2020-M54-X	1.60	%(c)(f)	12/25/2033	11,772,936
53,111,702	Federal National Mortgage Association, Series 2020-M7-X2	1.33	%(c)(f)	03/25/2031	3,242,066
11,223,817	Federal National Mortgage Association, Series 2021-M12-2A1	2.20	%(c)	05/25/2033	9,500,464

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
934,384,505	Federal National Mortgage Association, Series 2021-M14-X	1.05	%(c)(f)	10/25/2031	34,963,080
176,475,850	Federal National Mortgage Association, Series 2021-M3-X2	1.02	%(c)(f)	08/25/2033	6,892,088
22,418,601	Federal National Mortgage Association, Series 2021-M5-A1	1.51	%(c)	01/25/2033	19,499,280
714,122,348	Federal National Mortgage Association, Series 2022-M2-X	0.48	%(c)(f)	01/25/2032	16,998,040
18,070,834	Federal National Mortgage Association, Series 2022-M4-A1X	2.55	%(c)	05/25/2030	15,922,199
2,844,955	Federal National Mortgage Association, Series 400-S4 (-1 x Secured Overnight Financing Rate 30 Day Average + 5.34%, 5.45% Cap)	0.02	%(f)(h)	11/25/2039	136,822
28,846,929	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	24,625,645
9,313,505	Federal Home Loan Mortgage Corporation, Pool RA7554	4.00%		06/01/2052	8,305,778
91,027,867	Federal Home Loan Mortgage Corporation, Pool RA7939	5.00%		09/01/2052	86,030,143
58,353,601	Federal Home Loan Mortgage Corporation, Pool SD2692	4.50%		04/01/2053	53,645,337
50,107,434	Federal Home Loan Mortgage Corporation, Pool SD3354	5.00%		06/01/2053	47,337,693
24,647,401	Federal Home Loan Mortgage Corporation, Pool SD7564	5.00%		06/01/2053	23,481,436
11,278,000	Federal Home Loan Mortgage Corporation, Pool WN1257	4.84%		04/01/2030	10,879,886
50,000,000	Federal Home Loan Mortgage Corporation, Pool WN1265	4.68%		05/01/2028	48,250,316
40,000,000	Federal Home Loan Mortgage Corporation, Pool WN2184	2.50%		04/01/2032	32,349,725
21,615,000	Federal Home Loan Mortgage Corporation, Pool WN2396	4.79%		03/01/2030	20,765,066
11,220,000	Federal Home Loan Mortgage Corporation, Pool WN2408	4.66%		04/01/2028	10,836,194
20,487,000	Federal Home Loan Mortgage Corporation, Pool WN2410	4.59%		05/01/2033	19,031,448
15,225,000	Federal Home Loan Mortgage Corporation, Pool WN2423	4.19%		06/01/2030	14,145,275
27,276,000	Federal Home Loan Mortgage Corporation, Pool WN2424	5.10%		06/01/2028	26,753,099
60,933,770	Federal Home Loan Mortgage Corporation REMICS, Series 4673-KZ	3.50	%(i)	03/15/2047	53,388,957
33,548,246	Federal Home Loan Mortgage Corporation REMICS, Series 5050-BN	3.00%		11/25/2050	28,133,324
33,637,967	Federal Home Loan Mortgage Corporation REMICS, Series 5053-AI	3.00	%(f)	11/25/2050	5,576,680
111,385,911	Federal Home Loan Mortgage Corporation REMICS, Series 5129-GI	3.00	%(f)	08/25/2050	18,940,305
27,039,813	Federal Home Loan Mortgage Corporation REMICS, Series 5142-IP	3.00	%(f)	09/25/2051	4,530,458
22,221,773	Federal Home Loan Mortgage Corporation REMICS, Series 5150-AB	2.00%		04/25/2049	17,285,086
24,528,635	Federal Home Loan Mortgage Corporation REMICS, Series 5202-DB	3.00%		05/25/2048	21,264,836
52,290,621	Federal Home Loan Mortgage Corporation REMICS, Series 5218-NA	3.00%		12/25/2044	47,826,879
14,702,259	Federal Home Loan Mortgage Corporation REMICS, Series 5326-KO	0.00	%(j)	09/25/2050	9,827,985
37,474,147	Federal Home Loan Mortgage Corporation REMICS, Series 5326-MO	0.00	%(j)	09/25/2050	24,678,015

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
17,674,989	Federal Home Loan Mortgage Corporation REMICS, Series 5326-OP	0.00	%(j)	09/25/2050	12,012,693
30,723,348	Federal Home Loan Mortgage Corporation REMICS, Series 5326-UO	0.00	%(j)	10/25/2050	19,972,745
28,921,685	Federal Home Loan Mortgage Corporation REMICS, Series 5334-PO	0.00	%(j)	12/25/2050	19,655,406
1,479,905	FREMF Mortgage Trust, Series 2017-KF34-B (Secured Overnight Financing Rate 30 Day Average + 2.81%, 2.55% Floor)	8.13	%(a)	08/25/2024	1,462,381
56,111,038	Government National Mortgage Association II, Pool 785717	3.00%		11/20/2051	47,127,114
27,015,040	Government National Mortgage Association, Series 2021-125 IO	3.00%		06/20/2051	3,558,837
27,533,656	Government National Mortgage Association Pass-Thru, Pool 785310	2.50%		02/20/2051	22,442,045
43,241,335	Government National Mortgage Association Pass-Thru, Pool 785346	2.00%		03/20/2051	33,222,968
12,920,600	Government National Mortgage Association Pass-Thru, Pool 785350	2.00%		01/20/2051	9,939,920
24,943,193	Government National Mortgage Association Pass-Thru, Pool 785374	2.50%		03/20/2051	20,403,873
89,477,173	Government National Mortgage Association Pass-Thru, Pool 785401	2.50%		10/20/2050	71,625,575
126,581,634	Government National Mortgage Association Pass-Thru, Pool 785412	2.50%		03/20/2051	103,156,528
28,368,790	Government National Mortgage Association Pass-Thru, Pool 785595	2.50%		03/20/2051	23,196,988
54,146,896	Government National Mortgage Association Pass-Thru, Pool 785609	2.50%		08/20/2051	44,196,948
13,902,862	Government National Mortgage Association Pass-Thru, Pool 785638	2.50%		08/20/2051	11,328,903
31,601,803	Government National Mortgage Association Pass-Thru, Pool 785639	2.50%		08/20/2051	25,757,377
13,221,100	Government National Mortgage Association Pass-Thru, Pool 785680	2.50%		10/20/2051	10,772,811
24,087,059	Government National Mortgage Association Pass-Thru, Pool 786510	3.00%		02/20/2052	19,958,388
9,871,453	Government National Mortgage Association Pass-Thru, Pool CB2017	2.50%		03/20/2051	8,044,955
9,763,423	Government National Mortgage Association Pass-Thru, Pool CB4182	2.50%		03/20/2051	7,956,028
2,550,737	Government National Mortgage Association Pass-Thru, Pool CB5487	2.50%		03/20/2051	2,030,192
8,357,014	Government National Mortgage Association Pass-Thru, Pool CB9135	2.50%		04/20/2051	6,874,145
7,875,236	Government National Mortgage Association Pass-Thru, Pool CH0426	2.50%		02/20/2052	6,267,938
6,512,781	Government National Mortgage Association Pass-Thru, Pool CI0294	2.50%		01/20/2052	5,135,341
27,754,023	Government National Mortgage Association Pass-Thru, Pool CI6428	2.50%		01/20/2052	22,091,056
578,336	Government National Mortgage Association Pass-Thru, Pool MA2511	3.50%		01/20/2045	503,136
17,883,362	Government National Mortgage Association Pass-Thru, Pool MA5076	3.00%		03/20/2048	15,348,689
10,830,952	Government National Mortgage Association Pass-Thru, Pool MA7255	2.50%		03/20/2051	8,867,379
90,194,928	Government National Mortgage Association REMICS, Series 2021-150-IO	1.03	%(c)(f)	11/16/2063	6,399,511
34,405,338	Government National Mortgage Association REMICS, Series 2021-49-NI	2.50	%(f)	03/20/2051	4,183,004

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,497,556	Government National Mortgage Association, Series 2003-67-SP (-1 x Secured Overnight Financing Rate 1 Month + 6.99%, 7.10% Cap)	1.66	%(f)(h)	08/20/2033	75,500
1,892,794	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	1,858,284
1,148,126	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	1,147,780
2,089,726	Government National Mortgage Association, Series 2004-83-CS (-1 x Secured Overnight Financing Rate 1 Month + 5.97%, 6.08% Cap)	0.64	%(f)(h)	10/20/2034	84,329
537,175	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	527,202
5,710,641	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	5,600,280
402,994	Government National Mortgage Association, Series 2006-24-CX (-7 x Secured Overnight Financing Rate 1 Month + 39.13%, 39.97% Cap)	0.08	%(h)	05/20/2036	383,392
2,052,528	Government National Mortgage Association, Series 2007-26-SJ (-1 x Secured Overnight Financing Rate 1 Month + 4.58%, 4.69% Cap)	0.00	%(f)(h)	04/20/2037	9,337
2,136,383	Government National Mortgage Association, Series 2008-2-SM (-1 x Secured Overnight Financing Rate 1 Month + 6.39%, 6.50% Cap)	1.05	%(f)(h)	01/16/2038	125,402
3,743,138	Government National Mortgage Association, Series 2008-42-AI (-1 x Secured Overnight Financing Rate 1 Month + 7.58%, 7.69% Cap)	2.24	%(f)(h)	05/16/2038	401,836
1,392,239	Government National Mortgage Association, Series 2008-43-SH (-1 x Secured Overnight Financing Rate 1 Month + 6.22%, 6.34% Cap)	0.90	%(f)(h)	05/20/2038	27,548
1,608,174	Government National Mortgage Association, Series 2008-51-SC (-1 x Secured Overnight Financing Rate 1 Month + 6.14%, 6.25% Cap)	0.81	%(f)(h)	06/20/2038	72,127
1,290,712	Government National Mortgage Association, Series 2008-51-SE (-1 x Secured Overnight Financing Rate 1 Month + 6.14%, 6.25% Cap)	0.80	%(f)(h)	06/16/2038	68,450
443,601	Government National Mortgage Association, Series 2008-82-SM (-1 x Secured Overnight Financing Rate 1 Month + 5.94%, 6.05% Cap)	0.61	%(f)(h)	09/20/2038	8,329
752,167	Government National Mortgage Association, Series 2008-83-SD (-1 x Secured Overnight Financing Rate 1 Month + 6.45%, 6.56% Cap)	1.11	%(f)(h)	11/16/2036	21,950
3,168,418	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	3,058,259
2,694,270	Government National Mortgage Association, Series 2009-10-NS (-1 x Secured Overnight Financing Rate 1 Month + 6.54%, 6.65% Cap)	1.20	%(f)(h)	02/16/2039	178,008
556,846	Government National Mortgage Association, Series 2009-24-SN (-1 x Secured Overnight Financing Rate 1 Month + 5.99%, 6.10% Cap)	0.66	%(f)(h)	09/20/2038	12,086
1,870,576	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	1,800,425
10,232,198	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	9,749,281
9,288	Government National Mortgage Association, Series 2009-41-ZQ	4.50	%(i)	06/16/2039	8,946
1,327,170	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	1,292,783
104,805	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	103,135
752,796	Government National Mortgage Association, Series 2009-69-TS (-1 x Secured Overnight Financing Rate 1 Month + 6.09%, 6.20% Cap)	0.75	%(f)(h)	04/16/2039	19,907
1,450,496	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	1,400,501
372,181	Government National Mortgage Association, Series 2009-87-IG (-1 x Secured Overnight Financing Rate 1 Month + 6.63%, 6.74% Cap)	1.30	%(f)(h)	03/20/2037	3,890
6,655,403	Government National Mortgage Association, Series 2010-106-PS (-1 x Secured Overnight Financing Rate 1 Month + 5.94%, 6.05% Cap)	0.61	%(f)(h)	03/20/2040	153,547
2,933,159	Government National Mortgage Association, Series 2010-1-SA (-1 x Secured Overnight Financing Rate 1 Month + 5.64%, 5.75% Cap)	0.30	%(f)(h)	01/16/2040	129,391
2,621,473	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	2,510,830
21,305,278	Government National Mortgage Association, Series 2010-26-QS (-1 x Secured Overnight Financing Rate 1 Month + 6.14%, 6.25% Cap)	0.81	%(f)(h)	02/20/2040	1,770,413

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,835,184	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	1,796,427
1,761,165	Government National Mortgage Association, Series 2010-42-ES (-1 x Secured Overnight Financing Rate 1 Month + 5.57%, 5.68% Cap)	0.24	%(f)(h)	04/20/2040	98,650
514,788	Government National Mortgage Association, Series 2010-61-AS (-1 x Secured Overnight Financing Rate 1 Month + 6.44%, 6.55% Cap)	1.11	%(f)(h)	09/20/2039	21,534
5,566,786	Government National Mortgage Association, Series 2010-62-SB (-1 x Secured Overnight Financing Rate 1 Month + 5.64%, 5.75% Cap)	0.31	%(f)(h)	05/20/2040	327,014
6,419,890	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	6,308,195
2,736,605	Government National Mortgage Association, Series 2011-18-SN (-2 x Secured Overnight Financing Rate 1 Month + 9.27%, 9.50% Cap)	0.00	%(h)	12/20/2040	2,074,664
2,740,669	Government National Mortgage Association, Series 2011-18-YS (-2 x Secured Overnight Financing Rate 1 Month + 9.27%, 9.50% Cap)	0.00	%(h)	12/20/2040	2,056,304
768,987	Government National Mortgage Association, Series 2011-69-OC	0.00	%(j)	05/20/2041	622,645
7,811,638	Government National Mortgage Association, Series 2011-69-SB (-1 x Secured Overnight Financing Rate 1 Month + 5.24%, 5.35% Cap)	0.00	%(f)(h)	05/20/2041	411,113
7,721,406	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	7,433,320
2,975,193	Government National Mortgage Association, Series 2011-72-AS (-1 x Secured Overnight Financing Rate 1 Month + 5.27%, 5.38% Cap)	0.00	%(f)(h)	05/20/2041	154,798
2,314,817	Government National Mortgage Association, Series 2011-72-SK (-1 x Secured Overnight Financing Rate 1 Month + 6.04%, 6.15% Cap)	0.71	%(f)(h)	05/20/2041	126,443
7,789,811	Government National Mortgage Association, Series 2013-116-LS (-1 x Secured Overnight Financing Rate 1 Month + 6.04%, 6.15% Cap)	0.71	%(f)(h)	08/20/2043	622,942
11,074,981	Government National Mortgage Association, Series 2013-136-CS (-1 x Secured Overnight Financing Rate 1 Month + 6.09%, 6.20% Cap)	0.75	%(f)(h)	09/16/2043	660,980
18,354,157	Government National Mortgage Association, Series 2013-182-WZ	2.50%		12/20/2043	15,717,302
56,577,644	Government National Mortgage Association, Series 2013-182-ZW	2.50%		12/20/2043	49,253,888
4,010,848	Government National Mortgage Association, Series 2013-186-SG (-1 x Secured Overnight Financing Rate 1 Month + 6.14%, 6.25% Cap)	0.80	%(f)(h)	02/16/2043	170,297
5,346,630	Government National Mortgage Association, Series 2013-26-MS (-1 x Secured Overnight Financing Rate 1 Month + 6.14%, 6.25% Cap)	0.81	%(f)(h)	02/20/2043	458,220
3,153,994	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	3,034,025
9,235,121	Government National Mortgage Association, Series 2014-163-PS (-1 x Secured Overnight Financing Rate 1 Month + 5.49%, 5.60% Cap)	0.16	%(f)(h)	11/20/2044	548,301
9,955,724	Government National Mortgage Association, Series 2014-167-SA (-1 x Secured Overnight Financing Rate 1 Month + 5.49%, 5.60% Cap)	0.16	%(f)(h)	11/20/2044	622,504
16,987,361	Government National Mortgage Association, Series 2014-21-SE (-1 x Secured Overnight Financing Rate 1 Month + 5.44%, 5.55% Cap)	0.11	%(f)(h)	02/20/2044	914,700
10,815,069	Government National Mortgage Association, Series 2014-30-EA	1.79	%(c)	02/16/2044	9,015,497
10,230,100	Government National Mortgage Association, Series 2014-39-SK (-1 x Secured Overnight Financing Rate 1 Month + 6.09%, 6.20% Cap)	0.76	%(f)(h)	03/20/2044	797,763
11,234,125	Government National Mortgage Association, Series 2014-59-DS (-1 x Secured Overnight Financing Rate 1 Month + 6.14%, 6.25% Cap)	0.80	%(f)(h)	04/16/2044	767,422
10,652,796	Government National Mortgage Association, Series 2016-108-SM (-1 x Secured Overnight Financing Rate 1 Month + 5.99%, 6.10% Cap)	0.66	%(f)(h)	08/20/2046	957,208
22,989,857	Government National Mortgage Association, Series 2019-122-IO	1.00	%(c)(f)	07/16/2061	1,428,889

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
189,654,875	Government National Mortgage Association, Series 2019-147-IO	0.40	%(c)(f)	06/16/2061	6,385,737
10,308,656	Government National Mortgage Association, Series 2019-153-GF (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 6.50% Cap)	5.89%		12/20/2049	9,874,913
20,151,833	Government National Mortgage Association, Series 2020-104-AI	3.00	%(f)	07/20/2050	2,815,044
12,601,302	Government National Mortgage Association, Series 2020-104-EI	3.00	%(f)	07/20/2050	1,822,724
10,815,289	Government National Mortgage Association, Series 2020-112-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.20%, 6.20% Cap)	0.89	%(f)(h)	08/20/2050	1,121,102
42,978,396	Government National Mortgage Association, Series 2020-115-IG	2.50	%(f)	08/20/2050	5,740,100
20,794,830	Government National Mortgage Association, Series 2020-138-IC	3.50	%(f)	08/20/2050	3,374,945
152,081,664	Government National Mortgage Association, Series 2020-140-ES (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.86	%(f)(h)	09/20/2050	15,558,152
38,896,070	Government National Mortgage Association, Series 2020-140-SG (-1 x Secured Overnight Financing Rate 1 Month + 6.24%, 6.35% Cap)	0.91	%(f)(h)	09/20/2050	4,251,586
50,342,973	Government National Mortgage Association, Series 2020-146-CI	2.50	%(f)	10/20/2050	5,935,134
26,961,219	Government National Mortgage Association, Series 2020-146-KI	2.50	%(f)	10/20/2050	3,483,468
44,488,242	Government National Mortgage Association, Series 2020-148-AI	2.50	%(f)	10/20/2050	5,716,877
37,397,151	Government National Mortgage Association, Series 2020-148-JL	1.00%		10/20/2050	26,167,306
156,223,383	Government National Mortgage Association, Series 2020-151-MI	2.50	%(f)	10/20/2050	20,781,834
65,069,962	Government National Mortgage Association, Series 2020-152-IO	0.58	%(c)(f)	12/16/2062	3,142,333
105,389,376	Government National Mortgage Association, Series 2020-153-EI	2.50	%(f)	10/20/2050	14,008,999
46,270,630	Government National Mortgage Association, Series 2020-160-IA	2.50	%(f)	10/20/2050	6,252,342
11,441,108	Government National Mortgage Association, Series 2020-160-IM	2.50	%(f)	10/20/2050	1,496,971
37,009,439	Government National Mortgage Association, Series 2020-162-QS (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.86	%(f)(h)	10/20/2050	3,403,717
52,487,044	Government National Mortgage Association, Series 2020-166-SM (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.86	%(f)(h)	11/20/2050	5,394,739
74,519,286	Government National Mortgage Association, Series 2020-167-BI	2.50	%(f)	11/20/2050	9,659,115
55,715,907	Government National Mortgage Association, Series 2020-167-DI	2.50	%(f)	11/20/2050	7,035,955
34,810,116	Government National Mortgage Association, Series 2020-167-IA	2.50	%(f)	11/20/2050	4,837,816
81,460,495	Government National Mortgage Association, Series 2020-167-JI	2.50	%(f)	11/20/2050	11,074,497
15,276,897	Government National Mortgage Association, Series 2020-167-NS (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.86	%(f)(h)	11/20/2050	1,385,767
28,676,616	Government National Mortgage Association, Series 2020-167-YK	1.20%		11/20/2050	20,415,688
132,646,318	Government National Mortgage Association, Series 2020-173-MI	2.50	%(f)	11/20/2050	17,309,907
42,513,765	Government National Mortgage Association, Series 2020-175-MI	2.50	%(f)	11/20/2050	5,679,393
39,818,168	Government National Mortgage Association, Series 2020-175-SC (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.86	%(f)(h)	11/20/2050	4,133,225
85,251,393	Government National Mortgage Association, Series 2020-177-IO	0.82	%(c)(f)	06/16/2062	4,828,349

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
29,385,352	Government National Mortgage Association, Series 2020-181-AI	2.50	%(f)	12/20/2050	3,704,494
50,369,570	Government National Mortgage Association, Series 2020-181-BI	2.50	%(f)	12/20/2050	6,813,462
31,555,411	Government National Mortgage Association, Series 2020-181-SA (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.86	%(f)(h)	12/20/2050	3,264,470
28,965,040	Government National Mortgage Association, Series 2020-181-YM	1.17%		12/20/2050	20,571,794
67,470,892	Government National Mortgage Association, Series 2020-185-AI	2.50	%(f)	12/20/2050	9,133,285
53,089,535	Government National Mortgage Association, Series 2020-185-KI	2.50	%(f)	12/20/2050	6,568,959
36,856,494	Government National Mortgage Association, Series 2020-185-MI	2.50	%(f)	12/20/2050	4,925,723
48,874,076	Government National Mortgage Association, Series 2020-187-AI	2.50	%(f)	12/20/2050	6,373,590
5,683,178	Government National Mortgage Association, Series 2020-188-DI	2.50	%(f)	12/20/2050	776,232
28,125,288	Government National Mortgage Association, Series 2020-188-GI	2.00	%(f)	12/20/2050	3,028,402
41,896,368	Government National Mortgage Association, Series 2020-188-IQ	3.00	%(f)	10/20/2050	6,257,729
93,533,893	Government National Mortgage Association, Series 2020-188-KI	2.50	%(f)	12/20/2050	12,837,845
37,880,056	Government National Mortgage Association, Series 2020-188-NS (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.86	%(f)(h)	12/20/2050	3,914,309
40,321,407	Government National Mortgage Association, Series 2020-195-IX	1.13	%(c)(f)	12/16/2062	2,930,858
5,432,986	Government National Mortgage Association, Series 2020-4-H	2.50%		10/20/2049	4,551,064
9,061,180	Government National Mortgage Association, Series 2020-79-KG	1.30%		06/20/2050	6,825,086
37,298,271	Government National Mortgage Association, Series 2020-7-FM (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 6.50% Cap)	5.89%		01/20/2050	36,069,666
90,642,226	Government National Mortgage Association, Series 2020-89-IA	1.17	%(c)(f)	04/16/2062	6,882,111
67,055,512	Government National Mortgage Association, Series 2020-94-IO	0.97	%(c)(f)	03/16/2062	4,290,426
18,403,489	Government National Mortgage Association, Series 2020-98-SA (-1 x Secured Overnight Financing Rate 1 Month + 6.04%, 6.15% Cap)	0.71	%(f)(h)	07/20/2050	1,819,163
118,655,221	Government National Mortgage Association, Series 2021-100-IO	0.97	%(c)(f)	06/16/2063	7,836,572
66,727,250	Government National Mortgage Association, Series 2021-107-QI	2.50	%(f)	06/20/2051	9,138,984
67,226,961	Government National Mortgage Association, Series 2021-10-IO	0.99	%(c)(f)	05/16/2063	4,565,497
131,580,617	Government National Mortgage Association, Series 2021-110-IO	0.87	%(c)(f)	11/16/2063	8,352,856
25,906,110	Government National Mortgage Association, Series 2021-114-SB (-1 x Secured Overnight Financing Rate 1 Month + 2.49%, 2.60% Cap)	0.00	%(f)(h)	06/20/2051	122,059
46,454,929	Government National Mortgage Association, Series 2021-116-IA	2.50	%(f)	06/20/2051	6,297,277
46,948,510	Government National Mortgage Association, Series 2021-116-XI	3.50	%(f)	03/20/2051	7,755,270
22,557,468	Government National Mortgage Association, Series 2021-117-IJ	3.50	%(f)	06/20/2051	3,165,505
17,160,420	Government National Mortgage Association, Series 2021-117-SH (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.86	%(f)(h)	07/20/2051	1,352,636
120,462,599	Government National Mortgage Association, Series 2021-122-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00	%(f)(h)	07/20/2051	539,817

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
241,183,862	Government National Mortgage Association, Series 2021-12-IO	0.95	%(c)(f)	03/16/2063	15,364,136
64,446,057	Government National Mortgage Association, Series 2021-135-GI	3.00	%(f)	08/20/2051	9,244,394
82,063,590	Government National Mortgage Association, Series 2021-135-SK (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.86	%(f)(h)	08/20/2051	6,736,969
66,468,141	Government National Mortgage Association, Series 2021-136-EI	3.00	%(f)	08/20/2051	9,626,042
41,361,203	Government National Mortgage Association, Series 2021-138-IL	3.00	%(f)	08/20/2051	5,825,883
40,240,161	Government National Mortgage Association, Series 2021-138-KI	3.00	%(f)	08/20/2051	6,167,223
61,757,606	Government National Mortgage Association, Series 2021-138-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.75%, 3.75% Cap)	0.00	%(f)(h)	08/20/2051	685,868
15,783,435	Government National Mortgage Association, Series 2021-139-BI	3.50	%(f)	08/20/2051	2,208,521
50,942,386	Government National Mortgage Association, Series 2021-140-IJ	3.00	%(f)	08/20/2051	8,028,036
32,934,109	Government National Mortgage Association, Series 2021-142-IO	3.00	%(f)	08/20/2051	5,412,787
124,210,608	Government National Mortgage Association, Series 2021-142-XI	3.00	%(f)	08/20/2051	19,571,356
113,093,602	Government National Mortgage Association, Series 2021-143-IO	0.97	%(c)(f)	10/16/2063	7,349,512
86,100,246	Government National Mortgage Association, Series 2021-144-IO	0.82	%(c)(f)	04/16/2063	5,075,265
69,086,876	Government National Mortgage Association, Series 2021-151-IO	0.92	%(c)(f)	04/16/2063	4,597,027
30,225,281	Government National Mortgage Association, Series 2021-155-IE	3.00	%(f)	09/20/2051	4,595,001
84,659,408	Government National Mortgage Association, Series 2021-155-KI	4.00	%(f)	09/20/2051	12,460,688
39,620,752	Government National Mortgage Association, Series 2021-155-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 3.20% Cap)	0.00	%(f)(h)	09/20/2051	288,031
41,182,046	Government National Mortgage Association, Series 2021-155-SG (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.86	%(f)(h)	09/20/2051	4,317,484
23,711,137	Government National Mortgage Association, Series 2021-157-IO	0.89	%(c)(f)	09/16/2063	1,498,115
48,547,115	Government National Mortgage Association, Series 2021-158-IO	3.00	%(f)	09/20/2051	7,286,572
66,437,841	Government National Mortgage Association, Series 2021-158-IV	2.50	%(f)	09/20/2051	9,175,630
242,349,697	Government National Mortgage Association, Series 2021-15-BI	2.50	%(f)	01/20/2051	32,215,521
25,884,167	Government National Mortgage Association, Series 2021-160-IA	3.00	%(f)	09/20/2051	3,834,286
83,093,333	Government National Mortgage Association, Series 2021-160-SQ (-1 x Secured Overnight Financing Rate 30 Day Average + 2.65%, 3.00% Cap)	0.00	%(f)(h)	09/20/2051	422,920
37,318,093	Government National Mortgage Association, Series 2021-160-WI	2.50	%(f)	09/20/2051	4,758,296
44,428,085	Government National Mortgage Association, Series 2021-160-XI	3.00	%(f)	09/20/2051	6,509,932
45,647,155	Government National Mortgage Association, Series 2021-161-KI	3.50	%(f)	09/20/2051	7,609,910
85,279,696	Government National Mortgage Association, Series 2021-161-UI	3.00	%(f)	09/20/2051	12,517,269
29,131,384	Government National Mortgage Association, Series 2021-162-DI	3.00	%(f)	09/20/2051	4,392,418
15,323,799	Government National Mortgage Association, Series 2021-170-IO	0.99	%(c)(f)	05/16/2063	1,071,719

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
42,352,340	Government National Mortgage Association, Series 2021-175-IM	3.00	%(f)	10/20/2051	5,979,291
15,810,187	Government National Mortgage Association, Series 2021-175-IN	2.50	%(f)	07/20/2051	2,126,592
54,551,796	Government National Mortgage Association, Series 2021-175-IU	2.50	%(f)	09/20/2051	7,260,920
47,048,420	Government National Mortgage Association, Series 2021-176-TI	4.00	%(f)	10/20/2051	6,721,817
124,221,915	Government National Mortgage Association, Series 2021-177-IA	2.50	%(f)	10/20/2051	16,088,949
58,379,310	Government National Mortgage Association, Series 2021-180-IO	0.91	%(c)(f)	11/16/2063	3,939,506
70,020,261	Government National Mortgage Association, Series 2021-184-IO	0.88	%(c)(f)	12/16/2061	4,456,397
28,890,462	Government National Mortgage Association, Series 2021-188-IA	3.00	%(f)	10/20/2051	4,125,211
49,917,344	Government National Mortgage Association, Series 2021-188-IN	2.50	%(f)	10/20/2051	6,933,769
35,244,057	Government National Mortgage Association, Series 2021-188-IT	2.50	%(f)	10/20/2051	4,595,095
24,252,782	Government National Mortgage Association, Series 2021-191-BI	2.50	%(f)	10/20/2051	3,341,704
49,121,437	Government National Mortgage Association, Series 2021-191-CI	2.50	%(f)	10/20/2051	6,403,475
29,986,079	Government National Mortgage Association, Series 2021-192-AI	3.00	%(f)	10/20/2051	4,568,580
124,425,997	Government National Mortgage Association, Series 2021-193-FW (Secured Overnight Financing Rate 30 Day Average + 0.45%, 0.45% Floor, 3.00% Cap)	3.00%		11/20/2051	104,104,195
62,358,165	Government National Mortgage Association, Series 2021-193-I	3.00	%(f)	06/20/2051	8,793,337
129,394,755	Government National Mortgage Association, Series 2021-193-SW (-1 x Secured Overnight Financing Rate 30 Day Average + 2.55%, 2.55% Cap)	0.00	%(f)(h)	11/20/2051	435,400
73,703,802	Government National Mortgage Association, Series 2021-196-IO	2.50	%(f)	11/20/2051	10,066,207
83,683,566	Government National Mortgage Association, Series 2021-1-EI	2.00	%(f)	01/20/2051	7,102,224
35,968,637	Government National Mortgage Association, Series 2021-1-IA	2.50	%(f)	01/20/2051	4,685,642
86,678,782	Government National Mortgage Association, Series 2021-200-IO	0.88	%(c)(f)	11/16/2063	5,805,849
26,722,647	Government National Mortgage Association, Series 2021-205-DI	2.50	%(f)	11/20/2051	3,520,292
182,113,325	Government National Mortgage Association, Series 2021-208-IO	0.76	%(c)(f)	06/16/2064	10,101,589
32,159,610	Government National Mortgage Association, Series 2021-20-IO	1.15	%(c)(f)	08/16/2062	2,483,876
184,126,915	Government National Mortgage Association, Series 2021-210-IO	0.98	%(c)(f)	05/16/2062	12,722,470
52,728,176	Government National Mortgage Association, Series 2021-211-IO	0.97	%(c)(f)	01/16/2063	3,575,825
34,732,791	Government National Mortgage Association, Series 2021-213-IH	3.00	%(f)	12/20/2051	5,033,674
9,677,569	Government National Mortgage Association, Series 2021-226-TI	2.50	%(f)	12/20/2051	1,342,247
269,663,103	Government National Mortgage Association, Series 2021-22-IO	0.98	%(c)(f)	05/16/2063	18,026,978
78,003,460	Government National Mortgage Association, Series 2021-24-XI	2.00	%(f)	02/20/2051	7,903,100
33,516,520	Government National Mortgage Association, Series 2021-24-YD	1.20%		02/20/2051	24,686,335

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,685,508	Government National Mortgage Association, Series 2021-25-EI	2.50	%(f)	02/20/2051	1,454,617
62,789,303	Government National Mortgage Association, Series 2021-2-IO	0.87	%(c)(f)	06/16/2063	3,834,618
22,134,984	Government National Mortgage Association, Series 2021-30-IB	2.50	%(f)	02/20/2051	3,034,746
26,812,696	Government National Mortgage Association, Series 2021-30-WI	2.50	%(f)	02/20/2051	3,676,994
26,632,856	Government National Mortgage Association, Series 2021-35-IO	1.03	%(c)(f)	12/16/2062	1,878,477
35,987,392	Government National Mortgage Association, Series 2021-35-IX	1.20	%(c)(f)	12/16/2062	2,918,541
33,393,496	Government National Mortgage Association, Series 2021-40-IO	0.82	%(c)(f)	02/16/2063	2,005,573
600,577,425	Government National Mortgage Association, Series 2021-45-IO	0.81	%(c)(f)	04/16/2063	35,196,119
48,191,248	Government National Mortgage Association, Series 2021-49-QI	2.50	%(f)	03/20/2049	4,800,629
28,974,772	Government National Mortgage Association, Series 2021-52-IO	0.72	%(c)(f)	04/16/2063	1,563,540
8,539,933	Government National Mortgage Association, Series 2021-58-HP	3.00%		08/20/2050	7,307,813
207,870,049	Government National Mortgage Association, Series 2021-60-IO	0.83	%(c)(f)	05/16/2063	12,144,018
238,649,205	Government National Mortgage Association, Series 2021-65-IO	0.88	%(c)(f)	08/16/2063	14,911,566
181,075,444	Government National Mortgage Association, Series 2021-70-IO	0.71	%(c)(f)	04/16/2063	9,856,787
164,692,986	Government National Mortgage Association, Series 2021-71-IO	0.87	%(c)(f)	10/16/2062	10,097,838
160,960,870	Government National Mortgage Association, Series 2021-72-IO	0.57	%(c)(f)	01/16/2061	7,557,660
109,984,602	Government National Mortgage Association, Series 2021-74-CI	3.00	%(f)	12/20/2050	16,540,771
103,952,796	Government National Mortgage Association, Series 2021-77-SJ (-1 x Secured Overnight Financing Rate 1 Month + 3.64%, 3.75% Cap)	0.00	%(f)(h)	05/20/2051	1,922,586
11,943,845	Government National Mortgage Association, Series 2021-78-IC	4.00	%(f)	05/20/2051	2,015,957
42,629,400	Government National Mortgage Association, Series 2021-7-IP	3.50	%(f)	07/20/2050	6,868,977
93,956,423	Government National Mortgage Association, Series 2021-7-KI	2.50	%(f)	01/20/2051	12,730,785
55,054,611	Government National Mortgage Association, Series 2021-7-MI	2.50	%(f)	01/20/2051	7,557,583
59,652,446	Government National Mortgage Association, Series 2021-80-IO	0.90	%(c)(f)	12/16/2062	3,938,624
314,865,563	Government National Mortgage Association, Series 2021-85-IO	0.68	%(c)(f)	03/16/2063	16,798,833
49,282,147	Government National Mortgage Association, Series 2021-87-ET	2.00%		05/20/2051	39,260,889
46,065,910	Government National Mortgage Association, Series 2021-96-TS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	0.00	%(f)(h)	06/20/2051	408,517
43,978,912	Government National Mortgage Association, Series 2021-97-NI	2.50	%(f)	08/20/2049	4,686,375
35,329,226	Government National Mortgage Association, Series 2021-97-SH (-1 x Secured Overnight Financing Rate 1 Month + 3.64%, 3.75% Cap)	0.00	%(f)(h)	06/20/2051	660,038
114,117,621	Government National Mortgage Association, Series 2021-98-IG	3.00	%(f)	06/20/2051	17,103,949
26,011,151	Government National Mortgage Association, Series 2021-98-MI	2.50	%(f)	06/20/2051	3,559,811

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
28,175,243	Government National Mortgage Association, Series 2021-98-SB (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.86	%(f)(h)	06/20/2051	2,662,634
72,866,159	Government National Mortgage Association, Series 2021-98-ST (-1 x Secured Overnight Financing Rate 30 Day Average + 2.73%, 2.73% Cap)	0.00	%(f)(h)	03/20/2051	292,405
9,101,213	Government National Mortgage Association, Series 2021-98-SW (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.86	%(f)(h)	06/20/2051	779,428
41,826,172	Government National Mortgage Association, Series 2021-99-IO	0.59	%(c)(f)	05/16/2061	2,003,407
61,695,965	Government National Mortgage Association, Series 2021-9-AI	2.00	%(f)	01/20/2051	6,207,101
106,600,464	Government National Mortgage Association, Series 2021-9-MI	2.50	%(f)	01/20/2051	13,689,546
206,120,486	Government National Mortgage Association, Series 2022-102-IO	0.48	%(c)(f)	06/16/2064	8,955,358
28,336,153	Government National Mortgage Association, Series 2022-135-EB	4.50%		01/20/2049	27,023,795
68,683,117	Government National Mortgage Association, Series 2022-137-DI	2.50	%(f)	02/20/2051	8,663,050
69,483,468	Government National Mortgage Association, Series 2022-137-EI	2.50	%(f)	06/20/2051	9,428,636
87,749,365	Government National Mortgage Association, Series 2022-141-IO	0.78	%(c)(f)	06/16/2064	6,107,558
115,611,478	Government National Mortgage Association, Series 2022-14-IO	0.66	%(c)(f)	12/01/2061	5,982,316
96,996,486	Government National Mortgage Association, Series 2022-158-IO	0.88	%(c)(f)	08/16/2064	7,308,074
62,222,951	Government National Mortgage Association, Series 2022-167-IO	0.82	%(c)(f)	08/16/2065	4,129,034
134,058,118	Government National Mortgage Association, Series 2022-169-IO	0.89	%(c)(f)	01/16/2062	10,060,284
15,219,253	Government National Mortgage Association, Series 2022-183-B	5.00%		04/20/2047	14,712,471
88,085,234	Government National Mortgage Association, Series 2022-188-IO	2.50	%(f)	02/20/2051	12,009,144
80,831,419	Government National Mortgage Association, Series 2022-202-IO	0.72	%(c)(f)	10/16/2063	5,258,973
88,069,599	Government National Mortgage Association, Series 2022-207-EI	3.50	%(f)	02/20/2052	15,392,655
92,321,721	Government National Mortgage Association, Series 2022-207-IO	3.00	%(f)	08/20/2051	14,560,308
57,657,197	Government National Mortgage Association, Series 2022-218-IO	3.50	%(f)	01/20/2052	10,040,343
75,013,925	Government National Mortgage Association, Series 2022-21-IO	0.78	%(c)(f)	10/16/2063	4,622,951
14,020,582	Government National Mortgage Association, Series 2022-23-BA	3.00%		05/20/2049	12,294,624
146,341,226	Government National Mortgage Association, Series 2022-27-IO	0.75	%(c)(f)	03/16/2064	8,466,030
93,977,921	Government National Mortgage Association, Series 2022-35-IO	0.55	%(c)(f)	10/16/2063	4,817,571
144,530,335	Government National Mortgage Association, Series 2022-38-IO	0.72	%(c)(f)	04/16/2064	8,253,809
418,247,042	Government National Mortgage Association, Series 2022-39-IO	0.62	%(c)(f)	01/16/2064	23,277,205
123,594,252	Government National Mortgage Association, Series 2022-42-IO	0.67	%(c)(f)	12/16/2063	6,782,531
22,562,879	Government National Mortgage Association, Series 2022-44-TY	2.00%		12/20/2051	16,876,882
59,762,970	Government National Mortgage Association, Series 2022-48-IO	0.70	%(c)(f)	01/16/2064	3,623,279

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
67,033,868	Government National Mortgage Association, Series 2022-49-IO	0.76	%(c)(f)	03/16/2064	3,917,010
126,445,249	Government National Mortgage Association, Series 2022-54-IO	0.59	%(c)(f)	10/16/2063	6,295,102
35,151,490	Government National Mortgage Association, Series 2022-56-HI	2.50	%(f)	01/20/2052	4,760,848
79,324,234	Government National Mortgage Association, Series 2022-62-IO	0.62	%(c)(f)	06/16/2064	4,176,770
209,396,440	Government National Mortgage Association, Series 2022-71-IO	0.55	%(c)(f)	06/16/2064	9,468,216
277,792,332	Government National Mortgage Association, Series 2022-72-DI	0.58	%(c)(f)	06/16/2064	13,548,432
98,250,448	Government National Mortgage Association, Series 2022-73-IO	0.56	%(c)(f)	07/16/2064	5,140,110
5,944,000	Government National Mortgage Association, Series 2022-78-HW	2.50%		04/20/2052	4,202,946
137,097,258	Government National Mortgage Association, Series 2022-83-IO	2.50	%(f)	11/20/2051	17,996,030
126,897,776	Government National Mortgage Association, Series 2022-86-IO	0.53	%(c)(f)	10/16/2063	5,838,782
192,976,822	Government National Mortgage Association, Series 2022-8-IO	0.85	%(c)(f)	09/16/2063	12,628,751
98,159,753	Government National Mortgage Association, Series 2022-91-IO	0.43	%(c)(f)	07/16/2064	4,358,774
61,645,817	Government National Mortgage Association, Series 2022-9-EI	3.00	%(f)	01/20/2052	7,990,592
500,537,013	Government National Mortgage Association, Series 2023-108-IO	0.70	%(c)(f)	08/16/2059	17,654,141
11,138,711	Government National Mortgage Association, Series 2023-140-AS (-2 x Secured Overnight Financing Rate 30 Day Average + 13.00%, 13.00% Cap)	2.37	%(h)	09/20/2053	8,957,551
188,388,559	Government National Mortgage Association, Series 2023-19-IO	2.50	%(f)	02/20/2051	25,784,007
73,684,131	Government National Mortgage Association, Series 2023-50-IO	0.86	%(c)(f)	06/16/2064	5,058,681
35,331,381	Government National Mortgage Association, Series 2023-58-IO	2.50	%(f)	10/20/2050	4,517,272
38,446,511	Government National Mortgage Association, Series 2023-60-PT	4.00%		10/20/2049	34,815,996
55,473,100	Government National Mortgage Association, Series 2023-77-IO	0.70	%(c)(f)	04/16/2065	3,274,100
31,927,906	Government National Mortgage Association, Series 2023-81-YJ	3.50%		06/20/2053	25,685,988
12,026,562	Government National Mortgage Association, Series 2023-88-IO	0.92	%(c)(f)	03/16/2065	883,476
19,382,306	Seasoned Credit Risk Transfer Trust, Series 2018-3-HA	3.00%		08/25/2057	17,428,080
34,499,063	Seasoned Credit Risk Transfer Trust, Series 2020-1-MB	2.50%		08/25/2059	23,112,582
10,000,000	Seasoned Credit Risk Transfer Trust, Series 2020-2-MB	2.00%		11/25/2059	6,318,999
16,702,411	Seasoned Credit Risk Transfer Trust, Series 2020-2-MT	2.00%		11/25/2059	12,690,676
35,000,000	Seasoned Credit Risk Transfer Trust, Series 2022-2-MB	3.00%		04/25/2062	22,163,099

Total US Government and Agency Mortgage Backed Obligations (Cost $18,785,628,034)					16,107,171,322

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
US Government and Agency Obligations—6.7%
54,900,000	Tennessee Valley Authority	4.25%		09/15/2065	44,013,297
1,280,000,000	United States Treasury Notes	3.63%		05/15/2053	1,060,099,994
1,130,000,000	United States Treasury Notes	4.13%		08/15/2053	1,026,004,687

Total US Government and Agency Obligations (Cost $2,328,222,869)					2,130,117,978

Short Term Investments—0.8%
83,938,272	First American Government Obligations Fund—Class U	5.28	%(k)		83,938,272
83,938,271	JP Morgan U.S. Government Money Market Fund—Institutional Share Class	5.27	%(k)		83,938,271
83,938,271	Morgan Stanley Institutional Liquidity Funds Government Portfolio—Institutional Share Class	5.27	%(k)		83,938,271

Total Short Term Investments (Cost $251,814,814)					251,814,814

Total Investments—99.1% (Cost $37,997,275,255)					31,720,534,181
Other Assets in Excess of Liabilities—0.9%					272,154,372

NET ASSETS—100.0%					$31,992,688,553

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	50.3%
Non-Agency Residential Collateralized Mortgage Obligations	26.2%
Non-Agency Commercial Mortgage Backed Obligations	7.3%
US Government and Agency Obligations	6.7%
Asset Backed Obligations	4.5%
Collateralized Loan Obligations	3.3%
Short Term Investments	0.8%
Other Assets and Liabilities	0.9%

100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Value determined using significant unobservable inputs.
(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(f)	Interest only security
(g)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(h)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(j)	Principal only security
(k)	Seven-day yield as of period end

FUTURES CONTRACTS

Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount (1)	Unrealized Appreciation (Depreciation)/ Value
10-Year US Treasury Ultra Note Future	Long	11,800	12/19/2023	$1,316,437,500	$(37,758,357)
US Treasury Ultra Long Bond Future	Long	13,000	12/19/2023	1,542,937,500	(113,556,700)

					$(151,315,057)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

DoubleLine Core Fixed Income Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Asset Backed Obligations—3.8%
2,900,317	AASET Ltd., Series 2021-2A-B	3.54	%(a)	01/15/2047	2,278,866
2,083,900	American Airlines, Inc., Series 2021-1-B	3.95%		07/11/2030	1,811,189
2,773,653	Business Jet Securities LLC, Series 2020-1A-A	2.98	%(a)	11/15/2035	2,605,711
5,000,000	CANON, Series 2021-0001	3.50	%(b)	11/05/2023	5,000,000
20,211,733	Carbon Level Mitigation Trust, Series 2021-5-CERT	0.61	%(a)	10/13/2051	12,558,581
6,927,719	Castlelake Aircraft Structured Trust, Series 2021-1A-A	3.47	%(a)	01/15/2046	6,322,382
3,000,000	Diamond Infrastructure Funding LLC, Series 2021-1A-C	3.48	%(a)	04/15/2049	2,610,908
7,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-D	1.08%		11/16/2026	6,744,900
8,500,000	Exeter Automobile Receivables Trust, Series 2021-1A-E	2.21	%(a)	02/15/2028	7,961,358
1,290,522	HERO Funding Trust, Series 2016-1A-A	4.05	%(a)	09/20/2041	1,158,605
1,766,572	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43	%(a)	11/15/2039	1,398,337
13,905,397	ITE Rail Fund Levered LP, Series 2021-1A-A	2.25	%(a)	02/28/2051	11,823,300
9,802,745	LendingPoint Asset Securitization Trust, Series 2021-A-C	2.75	%(a)	12/15/2028	9,624,611
10,779,684	MACH 1 Cayman Ltd., Series 2019-1-A	3.47	%(a)	10/15/2039	9,138,520
958,132	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01	%(a)	06/22/2043	862,624
1,360,307	Mosaic Solar Loan Trust, Series 2019-2A-B	3.28	%(a)	09/20/2040	1,175,691
7,347,617	Navient Private Education Loan Trust, Series 2018-A-B	3.68	%(a)	02/18/2042	6,922,970
4,016,999	NP SPE LLC, Series 2016-1A-A1	4.16	%(a)	04/20/2046	3,858,198
4,982,952	NP SPE LLC, Series 2019-1A-A2	3.24	%(a)	09/20/2049	4,477,562
6,374,673	Pagaya AI Debt Selection Trust, Series 2021-2-NOTE	3.00	%(a)	01/25/2029	6,160,341
19,350,000	Primrose Funding LLC, Series 2019-1A-A2	4.48	%(a)	07/30/2049	18,012,830
6,500,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A-A2A	5.00	%(a)	09/15/2048	5,872,496
3,075,152	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	%(a)	03/15/2040	2,589,520
4,987,500	SEB Funding LLC, Series 2021-1A-A2	4.97	%(a)	01/30/2052	4,465,324
962,500	SERVPRO Master Issuer LLC, Series 2019-1A-A2	3.88	%(a)	10/25/2049	882,457
1,048,610	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75	%(a)	10/15/2042	894,664
4,918,651	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	%(a)	08/15/2030	4,703,809
75,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	%(a)(b)(c)	08/15/2030	993,658
3,686,072	SoFi Alternative Trust, Series 2021-1-PT1	9.72	%(a)(d)	05/25/2030	3,615,122

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,000,000	SoFi Professional Loan Program LLC, Series 2017-B-BFX	3.70	%(a)(d)	05/25/2040	4,811,416
2,000,000	SoFi Professional Loan Program LLC, Series 2017-C-C	4.21	%(a)(d)	07/25/2040	1,740,160
2,350,702	Start Ltd., Series 2018-1-A	4.09	%(a)	05/15/2043	2,081,925
1,804,420	START Ltd., Series 2019-1-A	4.09	%(a)	03/15/2044	1,564,564
4,123,919	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87	%(a)	07/20/2048	3,757,628
4,902,649	Sunnova Helios Sol Issuer LLC, Series 2020-1A-A	3.35	%(a)	02/01/2055	4,122,711
4,462,534	Sunrun Atlas Issuer LLC, Series 2019-2-A	3.61	%(a)	02/01/2055	3,885,143
1,197,863	Upgrade Master Credit Pass-Thru Trust, Series 2021-ST3-A	2.50	%(a)	07/15/2027	1,184,378
964,926	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	13.88	%(a)(d)	07/15/2027	883,347
4,223,267	Upgrade Master Pass-Thru Trust, Series 2021-PT4-A	10.39	%(a)(d)	08/15/2027	4,024,546
1,916,245	Upstart Pass-Through Trust, Series 2021-ST2-A	2.50	%(a)	04/20/2027	1,855,597
337,460	Upstart Securitization Trust, Series 2020-2-A	2.31	%(a)	11/20/2030	331,845
17,250,000	Upstart Securitization Trust, Series 2021-2-C	3.61	%(a)	06/20/2031	16,109,392
42,796	Upstart Securitization Trust, Series 2021-3-A	0.83	%(a)	07/20/2031	42,654
6,000,000	Upstart Securitization Trust, Series 2021-3-C	3.28	%(a)	07/20/2031	5,480,454
12,450,000	Upstart Securitization Trust, Series 2021-4-B	1.84	%(a)	09/20/2031	11,957,177
15,550,000	Upstart Securitization Trust, Series 2021-4-C	3.19	%(a)	09/20/2031	13,804,422
4,500,000	US Auto Funding LLC, Series 2021-1A-C	2.20	%(a)	05/15/2026	4,217,089
8,000,000	Vantage Data Centers LLC, Series 2020-2A-A2	1.99	%(a)	09/15/2045	6,701,425
10,489,604	Vivint Solar Financing LLC, Series 2020-1A-A	2.21	%(a)	07/31/2051	8,238,188
9,718,783	WAVE LLC, Series 2019-1-A	3.60	%(a)	09/15/2044	8,035,305

Total Asset Backed Obligations (Cost $279,960,527)					251,353,900

Bank Loans—3.7%
1,505,000	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%)	7.57%		09/12/2030	1,501,087
1,249,250	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.01%, 0.75% Floor)	10.34%		04/20/2028	1,289,151
1,390,000	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.32%		08/15/2028	1,374,363
792,946	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	8.93%		02/16/2027	783,458
756,525	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	9.68%		02/15/2027	756,290
677,083	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%, 0.50% Floor)	9.54%		02/16/2028	669,635

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
782,935	ADMI Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.43%		04/30/2025	770,913
553,588	ADMI Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.50% Floor)	9.18%		12/23/2027	517,801
1,298,038	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.06%		07/31/2028	1,286,986
839,375	Air Canada, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%, 0.75% Floor)	9.13%		08/11/2028	841,125
321,193	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	9.23%		04/22/2024	99,170
1,502,295	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.18%		02/04/2028	1,503,046
857,500	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	8.93%		11/05/2027	856,741
339,946	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.83%		11/05/2027	339,787
1,671,429	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.17%		05/12/2028	1,617,200
1,135,157	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 0.50% Floor)	8.93%		08/17/2028	1,135,634
387,831	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%)	9.17%		05/31/2030	388,800
718,200	Altice France S.A., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.50%)	10.81%		08/15/2028	652,215
263,854	AMC Entertainment Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.43%		04/22/2026	213,363
1,100,059	American Airlines, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 1.85%)	7.32%		01/29/2027	1,083,558
918,375	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.51%, 0.75% Floor)	11.81%		10/20/2028	807,068
433,554	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.17%		03/03/2028	417,658
1,333,491	AmWINS Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.75% Floor)	7.70%		02/22/2028	1,327,131
2,475,229	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.89%		09/19/2026	2,485,600
1,260,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	12.14%		09/17/2027	1,267,875
1,058,400	APX Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.69%		07/10/2028	1,059,575
1,342,715	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.92%		12/11/2028	1,284,079
351,328	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.85%, 0.50% Floor)	11.17%		12/10/2029	303,751
70,000	AssuredPartners, Inc., Senior Secured First Lien Term Loan	9.07	%(e)	02/12/2027	70,132
586,075	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.82%		02/12/2027	585,158
949,459	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%)	8.95%		02/12/2027	948,201
870,992	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.36%, 0.50% Floor)	10.90%		10/25/2028	658,034
894,785	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.99%, 0.75% Floor)	14.53%		10/25/2029	559,241
558,568	Asurion LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.68%		07/30/2027	540,833
119,699	Asurion LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.35%)	9.67%		08/21/2028	116,497
1,012,854	Asurion LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.36%)	9.67%		12/23/2026	993,863

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
295,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%)	10.68%		01/31/2028	266,817
485,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%)	10.68%		01/22/2029	431,994
1,174,091	Athenahealth Group Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.57%		02/15/2029	1,155,382
608,338	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.27%		07/17/2028	549,460
385,415	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.15%, 0.50% Floor)	12.57%		12/10/2029	254,374
857,873	Bally’s Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.51%, 0.50% Floor)	8.84%		10/02/2028	842,616
560,000	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan	9.32	%(e)	09/29/2028	553,700
1,567,425	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.76%		05/10/2027	1,526,500
1,020,126	BCP Renaissance Parent LLC, Term Loan	8.83	%(e)	10/31/2028	1,019,810
1,304,630	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	10.07%		12/11/2028	1,306,098
1,320,366	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.99%		06/05/2028	1,323,218
1,036,300	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%)	9.18%		10/02/2025	1,036,440
565,000	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.50%, 0.50% Floor)	10.87%		07/25/2030	551,977
150,904	Bright Bidco B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.00% + 1.00% PIK, 1.00% Floor)	13.32%		10/29/2027	61,116
1,519,962	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.18%		08/01/2025	1,520,844
185,124	Brown Group Holding LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.85%, 0.50% Floor)	8.17%		06/07/2028	183,812
328,350	Caesars Entertainment, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.67%		02/06/2030	328,864
211,200	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%)	7.43%		08/12/2026	211,380
1,525,000	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.43%		10/30/2026	1,525,953
304,238	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.33%		08/09/2027	303,983
1,563,752	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.75% Floor)	8.68%		10/18/2028	1,558,537
1,684,243	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.01%)	9.43%		01/29/2027	1,332,051
1,540,965	Castlelake Aviation LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	8.42%		10/22/2026	1,541,227
2,601,340	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%, 0.50% Floor)	7.44%		02/22/2028	2,549,730
1,339,465	Cengage Learning, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.01%, 1.00% Floor)	10.32%		07/14/2026	1,335,279
878,363	Central Parent, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.64%		07/06/2029	879,614
1,228,500	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.18%		12/01/2027	1,219,028
736,244	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.68%		09/29/2028	734,112
1,281,704	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.50% Floor)	8.45%		12/08/2028	1,276,097
1,240,000	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	9.07%		05/06/2030	1,239,423

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,050,764	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%)	9.13%		08/21/2026	1,022,961
2,736	(1 Month Secured Overnight Financing Rate + 3.61%)	8.93%		08/21/2026	2,664
526,331	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	8.18%		09/18/2024	519,260
777,225	CMG Media Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.60%)	8.99%		12/17/2026	714,398
129,958	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.42%		05/15/2028	130,202
319,169	CommScope, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%)	8.68%		04/06/2026	292,199
1,279,243	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.36%, 1.00% Floor)	9.68%		04/16/2029	1,277,491
269,701	Conair Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.50% Floor)	9.18%		05/17/2028	259,137
646,550	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	8.82%		12/11/2026	635,639
994,250	Conservice Midco LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%)	9.72%		05/13/2027	996,427
683,776	Constant Contact, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.26%, 0.75% Floor)	9.56%		02/10/2028	663,156
1,137,075	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 0.50% Floor)	8.93%		06/02/2028	1,054,870
562,117	Cornerstone Building Brands, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.68%		04/12/2028	549,998
645,795	Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.01%, 0.50% Floor)	9.18%		10/16/2028	615,020
723,891	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.43%		09/15/2027	726,266
975,000	CSC Holdings LLC, Senior Secured First Lean Term Loan	7.93	%(e)	04/15/2027	886,031
972,687	Curium BidCo SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%)	9.89%		07/31/2029	972,687
1,291,340	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%, 1.00% Floor)	8.31	%(f)	05/01/2024	762,923
984,709	DCert Buyer, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.33%		10/16/2026	980,125
330,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.00%)	12.32%		02/16/2029	309,651
1,226,831	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.14%		04/09/2027	1,198,975
1,450,000	Delta 2 SARL, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.32%		01/15/2030	1,451,631
862,620	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.01%, 0.50% Floor)	9.40%		10/04/2028	843,751
1,244,628	DG Investment Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.18%		03/31/2028	1,225,573
250,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.86%, 0.75% Floor)	12.18%		03/29/2029	222,188
708,901	Diamond Sports Group LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.40%)	10.57	%(f)	08/24/2026	17,014
1,254,744	DirectTV Financing LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.11%, 0.75% Floor)	10.43%		08/02/2027	1,229,128
299,419	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.32%		08/24/2028	299,170
698,644	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.32%		08/24/2028	698,064

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,037,360	EAB Global, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.50% Floor)	8.87%		08/16/2028	1,031,525
520,906	Echo Global Logistics, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.92%		11/24/2028	504,562
651,909	EG Group Limited, Senior Secured First Lien Term Loan (Daily Secured Overnight Financing Rate + 4.11%)	9.41%		02/06/2025	645,660
87,016	(Daily Secured Overnight Financing Rate + 4.11%)	9.16%		02/06/2025	86,182
386,179	EG Group Ltd., Senior Secured First Lien Term Loan (Daily Secured Overnight Financing Rate + 4.36%)	9.66%		03/31/2026	370,010
197,150	EG Group Ltd., Senior Secured First Lien Term Loan (Daily Secured Overnight Financing Rate + 4.36%)	9.66%		03/31/2026	197,150
862,410	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.68%		07/28/2028	862,229
250,737	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.74%		06/22/2029	248,439
543,263	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.74%		06/22/2029	538,284
1,075,609	Endurance International Group, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	8.79%		02/10/2028	1,047,826
608,879	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.50% Floor)	7.69%		12/22/2027	608,422
1,124,901	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	8.99	%(f)	03/31/2027	5,062
460,270	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	9.49	%(f)	03/31/2027	107,300
474,088	Everi Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.50% Floor)	7.93%		08/03/2028	474,384
998,178	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.68%, 0.75% Floor)	7.99%		05/01/2026	986,115
765,553	Exgen Renewables LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.76%, 1.00% Floor)	8.18%		12/15/2027	764,596
1,549,058	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.32%		01/29/2029	1,536,069
1,186,925	FINThrive Software Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.50% Floor)	9.43%		12/18/2028	974,762
1,127,777	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%)	8.18%		01/29/2027	1,130,072
448,698	Flame Newco LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.10%, 4.00% PIK, 1.00% Floor)	7.43%		06/30/2028	418,972
210,000	Focus Financial Partners, Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.82%		06/30/2028	210,057
486,567	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.10%, 1.50% Floor)	13.49	%(b)	06/30/2027	486,567
194,513	Fortrea Holdings, Inc., Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.07%		07/01/2030	194,107
1,172,046	Freeport LNG Investments LLP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%, 0.50% Floor)	9.09%		12/21/2028	1,162,892
637,930	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%)	9.75%		10/30/2026	638,559
895,950	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%)	9.65%		02/01/2029	896,931
331,650	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.93%		11/16/2029	332,220
874,671	Getty Images, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.60%)	9.99%		02/19/2026	878,169
490,770	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.61%, 1.00% Floor)	9.93%		09/29/2028	493,020

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
465,000	GIP Pilot Acquisition Partners LP, Term Loan	8.33	%(e)	09/30/2030	464,419
292,791	Go Daddy Operating Company LLC (1 Month Secured Overnight Financing Rate + 2.50%)	7.82%		11/09/2029	293,416
836,801	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.18%		04/28/2028	835,981
273,674	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.61%, 1.00% Floor)	9.93%		01/29/2026	275,813
1,276,341	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.75% Floor)	8.43%		08/04/2027	1,275,313
769,104	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.44%		12/01/2028	751,799
915,000	GRCR W Merger Sub LLC, Senior Secured First Lean Term Loan	8.33	%(e)	09/20/2030	915,334
1,286,556	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.40%		03/06/2028	1,285,526
1,914,629	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.43%		12/01/2027	1,918,439
378,000	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.26%, 0.75% Floor)	10.58%		06/16/2028	374,220
1,055,000	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.15%)	7.42%		11/15/2027	1,038,648
628,385	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.18%		10/19/2027	624,564
610,000	Helios Software Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%)	9.66%		07/18/2030	608,170
253,715	Hexion Holdings Corporation, Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	10.03%		03/15/2029	241,839
758,838	H-Food Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.69%)	9.27%		05/23/2025	665,144
1,054,673	Hightower Holding LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.26%, 0.75% Floor)	9.61%		04/21/2028	1,054,673
290,000	HUB International Ltd., Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	9.58%		06/20/2030	291,118
1,390,192	Hunter Douglas Holding B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.89%		02/26/2029	1,357,175
999,768	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.43%		05/01/2026	901,795
1,261,838	Ineos US Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.92%		02/19/2030	1,253,951
1,837,025	Informatica LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%)	8.18%		10/27/2028	1,835,023
1,671,375	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.77%		02/01/2029	1,669,763
1,132,446	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.85%)	10.24%		03/31/2028	1,119,349
337,431	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.10%, 0.75% Floor)	8.42%		12/15/2027	336,602
998,796	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%)	7.18%		01/02/2026	998,547
373,741	Ivanti Software, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.51%, 0.75% Floor)	9.76%		12/01/2027	324,456
1,511,394	Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 0.50% Floor)	8.93%		05/05/2028	1,511,923
1,572,900	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.01%, 0.75% Floor)	10.36%		07/07/2028	526,922
1,537,633	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.18%, 0.75% Floor)	9.30%		03/24/2026	1,535,819
958,503	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.10%, 1.00% Floor)	8.42%		12/11/2026	940,531

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
933,375	KKR Apple Bidco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.18%		09/22/2028	928,475
781,140	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.01%, 0.50% Floor)	9.40%		12/22/2026	778,750
764,400	LaserShip, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.76%, 0.75% Floor)	10.40%		05/08/2028	713,567
240,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.76%, 0.75% Floor)	13.40%		04/30/2029	200,400
1,054,097	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.18%		12/17/2027	1,031,339
786,165	Leslie’s Poolmart, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.18%		03/09/2028	775,627
592,020	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%)	7.18%		03/01/2027	560,311
1,525,000	LifePoint Health, Inc., Term Loan	10.82	%(e)	11/16/2028	1,479,250
759,153	LogMeIn, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.90%)	10.27%		08/31/2027	507,771
1,397,362	Lummus Technology Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%)	8.93%		06/30/2027	1,395,713
1,529,788	Madison IAQ LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.69%		06/21/2028	1,507,514
650,571	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.32%		10/19/2027	635,120
875,821	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.17%		08/29/2025	875,821
1,559,413	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.43%		05/04/2028	1,557,464
1,012,977	McAfee Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.18%		03/01/2029	991,132
1,527,373	Medline Borrower LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.68%		10/23/2028	1,525,029
1,059,231	MIC Glen LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.68%		07/21/2028	1,050,434
536,671	Michaels Stores, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.51%, 0.75% Floor)	9.90%		04/14/2028	491,295
1,515,962	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%, 0.75% Floor)	9.49%		10/01/2027	1,482,800
813,750	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.40%, 1.00% Floor)	10.80%		06/21/2027	846,670
1,287,503	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.85%)	10.17%		03/27/2026	1,284,645
1,050,310	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.50% Floor)	9.18%		10/16/2028	1,034,860
3,422	(3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.94%		10/16/2028	3,371
220,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.61%, 0.50% Floor)	11.93%		10/15/2029	203,260
1,039,709	Monogram Food Solutions LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.50% Floor)	9.43%		08/28/2028	1,025,413
240,541	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.93%		10/19/2026	241,233
516,002	NCR Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.93%		08/28/2026	516,518
798,239	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%)	8.68%		10/20/2025	774,168
953,525	Nouryon Finance B.V., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.10%)	9.43%		04/03/2028	943,589

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
1,070,925	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.01%, 0.50% Floor)	9.40%	11/09/2028	1,058,304
553,047	OMNIA Partners LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.60%	07/25/2030	554,372
1,572,277	OneDigital Borrower LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.67%	11/16/2027	1,572,929
1,266,553	Ontario Gaming GTA LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.64%	08/01/2030	1,269,061
2,114,512	Organon & Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.50% Floor)	8.44%	06/02/2028	2,113,984
1,308,792	Oryx Midstream Services Permian Basin LLC (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.69%	10/05/2028	1,310,022
381,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%)	9.13%	10/24/2025	379,910
1,329,084	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%, 0.75% Floor)	9.15%	11/30/2027	1,325,449
730,886	Packers Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.75% Floor)	8.67%	03/06/2028	440,099
273,625	Par Petroleum, LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.77%	02/28/2030	273,681
701,510	Park River Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	8.52%	12/28/2027	679,510
461,152	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.93%	05/29/2026	461,412
660,162	PECF USS Intermediate Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.51%, 0.50% Floor)	9.88%	12/15/2028	532,375
1,508,947	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.85%, 0.50% Floor)	8.17%	05/03/2029	1,508,947
1,541,239	Peraton Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.17%	02/01/2028	1,539,960
970,175	Perrigo Investments LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.35%, 0.50% Floor)	7.67%	04/20/2029	968,051
1,510,794	Petco Health and Wellness Company, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.51%, 0.75% Floor)	8.90%	03/03/2028	1,496,396
2,413,473	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.17%	02/11/2028	2,409,804
1,193,472	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%, 0.75% Floor)	8.92%	02/14/2025	1,189,742
1,259,170	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.50% Floor)	8.43%	06/23/2025	1,262,059
489,041	Pike Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	8.43%	01/21/2028	489,117
1,552,061	Pilot Travel Centers LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.40%)	7.42%	08/04/2028	1,552,061
1,277,372	Playa Resorts Holding BV, Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.43%, 0.50% Floor)	9.58%	01/05/2029	1,279,333
717,750	PMHC, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.85%, 0.50% Floor)	9.70%	04/23/2029	679,332
575,250	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	8.76%	12/29/2027	574,531
344,850	Polar US Borrower LLC, Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.85%)	9.82%	10/15/2025	278,682
294,723	(3 Month Secured Overnight Financing Rate + 4.85%)	10.15%	10/15/2025	238,173
571,034	Polaris Newco LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	9.43%	06/02/2028	548,193
913,863	PQ Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	7.97%	06/09/2028	912,268

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,275,764	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%)	9.07%		07/31/2026	1,275,304
911,141	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.26%, 0.50% Floor)	9.53%		10/02/2028	565,258
292,422	(1 Month Secured Overnight Financing Rate + 4.11%, 0.50% Floor)	9.44%		10/02/2028	181,414
137,500	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.86%, 0.50% Floor)	12.19%		09/30/2029	44,099
137,500	(3 Month Secured Overnight Financing Rate + 7.01%, 0.50% Floor)	12.28%		09/30/2029	44,098
1,273,469	Prime Security Services Borrower, LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 0.75% Floor)	8.19%		09/23/2026	1,273,036
1,434,450	Proofpoint, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.68%		08/31/2028	1,424,387
1,603,996	Pug LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%)	8.93%		02/12/2027	1,518,784
594,123	QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.68%)	8.18%		03/19/2029	594,934
698,308	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.75% Floor)	8.68%		09/25/2026	573,821
675,877	Radiology Partners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.51%)	10.18%		07/09/2025	512,055
1,029,746	RealPage, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.50% Floor)	8.43%		04/24/2028	1,019,232
1,184,029	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%)	9.38%		11/14/2025	1,183,414
667,685	Rent-A-Center, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.10%, 0.50% Floor)	8.88%		02/17/2028	667,164
110,237	Rentpath, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	8.00%		04/25/2024	1,654
515,061	Restoration Hardware, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.50% Floor)	7.93%		10/20/2028	496,176
1,144,221	Scientific Games Holdings LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.50% Floor)	8.77%		04/04/2029	1,139,215
869,000	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.43%		04/16/2029	870,086
530,142	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	10.23%		11/01/2024	479,079
1,401,488	Select Medical Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.76%)	8.32%		03/06/2027	1,399,736
210,000	Simon & Schuster, Term Loan	9.32	%(e)	09/19/2030	208,950
434,463	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	7.93%		09/30/2026	377,982
769,250	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 1.00% Floor)	9.08%		10/20/2027	797,378
1,389,283	SMG US Midco, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%)	8.13%		01/23/2025	1,389,936
1,533,272	Sophia LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.26%, 0.50% Floor)	8.92%		10/07/2027	1,531,677
1,545,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.18%		12/11/2026	1,535,923
1,659,145	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 1.00% Floor)	9.43%		10/05/2027	1,651,106
1,197,625	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.75% Floor)	9.66%		03/06/2028	1,039,784

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
446,625	Spirit AeroSystems, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	9.62%		01/15/2027	446,513
1,543,267	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.93%		06/02/2028	1,530,003
1,018,977	Staples, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.85%)	10.63%		04/16/2026	876,575
379,033	Starwood Property Mortgage LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	8.67%		07/27/2026	379,272
1,289,678	Sunshine Luxembourg SARL, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.24%		10/01/2026	1,289,143
1,063,386	SWF Holdings Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.86%, 0.75% Floor)	9.43%		10/06/2028	907,642
745,000	Syneos Health, Term Loan	9.31	%(e)	09/18/2030	729,530
530,000	TAMKO Building Products LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.90%		09/13/2030	528,346
335,000	Team Health, Term Loan	10.58	%(e)	03/02/2027	256,191
811,325	Tecta America Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 0.75% Floor)	9.43%		04/06/2028	810,891
588,821	Telesat Canada, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.86%)	8.43%		12/07/2026	434,562
849,609	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.32%		08/31/2028	851,202
389,075	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.32%		01/18/2029	388,978
1,092,490	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	8.93%		04/07/2028	1,082,794
497,662	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.93%)	12.18%		07/20/2026	497,040
674,590	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.67%		06/01/2028	667,527
1,221,161	Titan Acquisition Limited, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 7.10%)	8.73%		03/28/2025	1,213,071
1,273,406	TK Elevator Midco GMBH, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.38%		07/30/2027	1,272,132
1,550,208	Transdigm, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	8.49%		08/24/2028	1,552,750
658,935	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.51%, 1.00% Floor)	12.33%		02/28/2025	628,070
282,070	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	9.22%		02/16/2028	282,402
1,141,814	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.68%		03/03/2028	1,122,289
1,050,234	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.01%, 0.50% Floor)	9.65%		09/15/2028	1,048,192
1,576,890	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	8.75%		03/31/2028	1,540,093
704,675	Uber Technologies, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.60%)	8.16%		03/04/2030	705,235
934,706	UFC Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.35%, 0.75% Floor)	8.37%		04/29/2026	934,757
423,938	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	10.02%		05/04/2026	425,792
1,126,764	UKG, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%)	9.22%		05/04/2026	1,126,944
395,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	10.62%		05/03/2027	395,387
538,811	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	9.18%		08/27/2025	540,918

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,615,929	United Airlines, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.18%		04/21/2028	1,620,979
754,119	Univision Communications, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.11%, 0.50% Floor)	9.64%		06/24/2029	754,308
129,025	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	10.08%		10/26/2026	126,735
2,377,328	Verscend Holding Corporation, Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.35%)	9.43%		08/27/2025	2,380,942
738,781	Viad Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.11%, 0.50% Floor)	10.43%		07/31/2028	726,466
160,605	(Prime Rate + 4.00%, 0.50% Floor)	12.50%		07/31/2028	157,928
877,100	Victoria’s Secret & Company, Senior secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	8.90%		08/02/2028	859,558
1,485,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.85%)	8.31%		10/15/2031	1,452,122
400,000	VT Topco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.01%, 0.50% Floor)	9.66%		08/09/2030	400,710
618,975	Walker & Dunlop, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.50% Floor)	7.67%		12/15/2028	618,588
1,274,405	Wand NewCo, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.24%)	8.17%		02/05/2026	1,273,806
769,894	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.26%, 1.00% Floor)	11.36%		06/22/2026	771,942
1,252,688	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.50% Floor)	8.43%		08/03/2028	1,249,556
1,555,000	WMG Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.51%)	7.56%		01/20/2028	1,556,361
272,287	WWEX UNI TopCo Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.75% Floor)	9.65%		07/26/2028	268,571
1,257,145	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.28%)	8.43%		03/09/2027	1,030,293
1,026,704	Zebra Buyer LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.95%		11/01/2028	1,018,362
850,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%)	7.95%		04/28/2028	832,112

Total Bank Loans (Cost $251,528,826)					244,956,027

Collateralized Loan Obligations—4.0%
1,000,000	AIMCO Ltd., Series 2018-AA-D (Secured Overnight Financing Rate 3 Month + 2.81%)	8.12	%(a)	04/17/2031	977,841
3,500,000	Aimco Ltd., Series 2020-11A-AR (Secured Overnight Financing Rate 3 Month + 1.39%, 1.13% Floor)	6.70	%(a)	10/17/2034	3,480,657
5,000,000	Anchorage Capital Ltd., Series 2021-19A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.78	%(a)	10/15/2034	4,967,563
1,000,000	Apidos, Series 2013-12A-DR (Secured Overnight Financing Rate 3 Month + 2.86%)	8.17	%(a)	04/15/2031	971,390
3,400,000	Babson Ltd., Series 2015-IA-DR (Secured Overnight Financing Rate 3 Month + 2.86%, 2.60% Floor)	8.19	%(a)	01/20/2031	3,241,017
500,000	Bain Capital Credit Ltd., Series 2017-2A-DR2 (Secured Overnight Financing Rate 3 Month + 3.36%, 3.10% Floor)	8.71	%(a)	07/25/2034	485,857
1,000,000	Bain Capital Credit Ltd., Series 2022-3A-D (Secured Overnight Financing Rate 3 Month + 3.70%, 3.70% Floor)	9.01	%(a)	07/17/2035	982,018
2,500,000	Barings Ltd., Series 2015-2A-DR (Secured Overnight Financing Rate 3 Month + 3.21%)	8.54	%(a)	10/20/2030	2,468,610

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,000,000	Barings Ltd., Series 2018-1A-C (Secured Overnight Financing Rate 3 Month + 2.86%)	8.17	%(a)	04/15/2031	1,885,697
5,100,000	Barings Ltd., Series 2018-3A-D (Secured Overnight Financing Rate 3 Month + 3.16%)	8.49	%(a)	07/20/2029	5,031,644
4,000,000	BlueMountain Ltd., Series 2015-3A-CR (Secured Overnight Financing Rate 3 Month + 2.86%)	8.19	%(a)	04/20/2031	3,725,429
2,000,000	BlueMountain Ltd., Series 2016-3A-DR (Secured Overnight Financing Rate 3 Month + 3.36%, 3.10% Floor)	8.73	%(a)	11/15/2030	1,815,778
2,400,000	BlueMountain Ltd., Series 2017-2A-C (Secured Overnight Financing Rate 3 Month + 3.26%)	8.59	%(a)	10/20/2030	2,206,464
1,000,000	Buckhorn Park Ltd., Series 2019-1A-DR (Secured Overnight Financing Rate 3 Month + 3.36%, 3.10% Floor)	8.67	%(a)	07/18/2034	971,857
2,500,000	Canyon Capital Ltd., Series 2012-1RA-D (Secured Overnight Financing Rate 3 Month + 3.26%)	8.57	%(a)	07/15/2030	2,429,072
2,750,000	Canyon Capital Ltd., Series 2014-1A-CR (Secured Overnight Financing Rate 3 Month + 3.01%, 2.75% Floor)	8.38	%(a)	01/30/2031	2,590,019
3,000,000	Canyon Capital Ltd., Series 2016-1A-DR (Secured Overnight Financing Rate 3 Month + 3.06%)	8.37	%(a)	07/15/2031	2,908,855
2,500,000	Canyon Capital Ltd., Series 2021-1A-D (Secured Overnight Financing Rate 3 Month + 3.36%, 3.10% Floor)	8.67	%(a)	04/15/2034	2,424,348
1,000,000	Canyon Capital Ltd., Series 2021-3A-D (Secured Overnight Financing Rate 3 Month + 3.31%, 3.05% Floor)	8.62	%(a)	07/15/2034	971,282
5,000,000	Carlyle Global Market Strategies Ltd., Series 2016-3A-DRR (Secured Overnight Financing Rate 3 Month + 3.56%, 3.30% Floor)	8.89	%(a)	07/20/2034	4,864,854
9,000,000	Carlyle Global Market Strategies Ltd., Series 2021-9A-D (Secured Overnight Financing Rate 3 Month + 3.46%, 3.20% Floor)	8.79	%(a)	10/20/2034	8,869,066
6,000,000	Cathedral Lake Ltd., Series 2021-8A-C (Secured Overnight Financing Rate 3 Month + 2.88%, 2.62% Floor)	8.22	%(a)	01/20/2035	5,828,084
5,000,000	Cathedral Lake Ltd., Series 2021-8A-D1 (Secured Overnight Financing Rate 3 Month + 3.68%, 3.42% Floor)	9.02	%(a)	01/20/2035	4,938,502
1,000,000	CIFC Funding Ltd., Series 2018-3A-D (Secured Overnight Financing Rate 3 Month + 3.11%)	8.42	%(a)	07/18/2031	986,693
9,500,000	Columbia Cent Ltd., Series 2018-27A-DR (Secured Overnight Financing Rate 3 Month + 4.09%, 3.83% Floor)	9.44	%(a)	01/25/2035	9,012,563
3,250,000	Cook Park Ltd., Series 2018-1A-D (Secured Overnight Financing Rate 3 Month + 2.86%)	8.17	%(a)	04/17/2030	3,030,948
2,000,000	Dryden Ltd., Series 2018-57A-D (Secured Overnight Financing Rate 3 Month + 2.81%, 2.55% Floor)	8.18	%(a)	05/15/2031	1,882,957
3,000,000	Dryden Senior Loan Fund, Series 2015-40A-DR (Secured Overnight Financing Rate 3 Month + 3.36%, 3.10% Floor)	8.73	%(a)	08/15/2031	2,965,272
2,006,000	Dryden Senior Loan Fund, Series 2016-42A-DR (Secured Overnight Financing Rate 3 Month + 3.19%)	8.50	%(a)	07/15/2030	1,903,182
2,200,000	Dryden Senior Loan Fund, Series 2016-43A-DR3 (Secured Overnight Financing Rate 3 Month + 3.51%, 3.25% Floor)	8.84	%(a)	04/20/2034	2,142,835
2,000,000	Gilbert Park Ltd., Series 2017-1A-D (Secured Overnight Financing Rate 3 Month + 3.21%)	8.52	%(a)	10/15/2030	1,973,418
4,000,000	Gilbert Park Ltd., Series 2017-1A-E (Secured Overnight Financing Rate 3 Month + 6.66%)	11.97	%(a)	10/15/2030	3,600,752
3,500,000	Goldentree Loan Opportunities Ltd., Series 2015-11A-DR2 (Secured Overnight Financing Rate 3 Month + 2.66%)	7.97	%(a)	01/18/2031	3,479,054
5,000,000	Hayfin Ltd., Series 2018-9A-BR (Secured Overnight Financing Rate 3 Month + 2.06%, 1.80% Floor)	7.43	%(a)	04/28/2031	4,981,500
1,000,000	Hayfin Ltd., Series 2019-1A-B1R (Secured Overnight Financing Rate 3 Month + 2.11%, 1.85% Floor)	7.48	%(a)	04/28/2031	995,200
1,500,000	Highbridge Loan Management Ltd., Series 13A-18-D (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.57	%(a)	10/15/2030	1,475,732
4,000,000	LCM LP, Series 14A-DR (Secured Overnight Financing Rate 3 Month + 3.01%)	8.34	%(a)	07/20/2031	3,506,484
2,000,000	LCM LP, Series 19A-D (Secured Overnight Financing Rate 3 Month + 3.71%, 3.45% Floor)	9.02	%(a)	07/15/2027	2,003,766

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,000,000	LCM LP, Series 20A-DR (Secured Overnight Financing Rate 3 Month + 3.06%)	8.39	%(a)	10/20/2027	2,004,940
2,000,000	LCM LP, Series 25A-D (Secured Overnight Financing Rate 3 Month + 3.71%)	9.04	%(a)	07/20/2030	1,720,775
3,250,000	LCM LP, Series 28A-D (Secured Overnight Financing Rate 3 Month + 3.21%, 2.95% Floor)	8.54	%(a)	10/20/2030	2,961,126
4,000,000	LCM LP, Series 30A-DR (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.59	%(a)	04/20/2031	3,728,420
4,000,000	Magnetite Ltd., Series 2015-14RA-D (Secured Overnight Financing Rate 3 Month + 3.11%)	8.42	%(a)	10/18/2031	3,904,912
1,500,000	Magnetite Ltd., Series 2016-18A-DR (Secured Overnight Financing Rate 3 Month + 2.96%)	8.33	%(a)	11/15/2028	1,497,228
2,000,000	Magnetite Ltd., Series 2019-23A-DR (Secured Overnight Financing Rate 3 Month + 3.31%, 3.05% Floor)	8.66	%(a)	01/25/2035	1,976,173
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-DR (Secured Overnight Financing Rate 3 Month + 2.96%, 2.70% Floor)	8.28	%(a)	01/20/2032	1,939,340
5,600,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (Secured Overnight Financing Rate 3 Month + 4.16%, 3.90% Floor)	9.47	%(a)	07/15/2029	5,377,873
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.57	%(a)	07/17/2030	1,881,306
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR2 (Secured Overnight Financing Rate 3 Month + 2.76%)	8.11	%(a)	01/25/2031	1,873,944
2,250,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (Secured Overnight Financing Rate 3 Month + 3.01%, 2.75% Floor)	8.38	%(a)	02/14/2031	2,159,153
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-ERR (Secured Overnight Financing Rate 3 Month + 5.71%, 5.71% Floor)	11.06	%(a)	01/22/2030	2,095,084
10,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (Secured Overnight Financing Rate 3 Month + 3.21%)	8.52	%(a)	07/15/2030	9,371,384
5,460,000	Octagon Investment Partners Ltd., Series 2017-1A-CR (Secured Overnight Financing Rate 3 Month + 3.56%)	8.89	%(a)	03/17/2030	5,024,567
1,760,000	Octagon Investment Partners Ltd., Series 2017-1A-D (Secured Overnight Financing Rate 3 Month + 6.46%)	11.79	%(a)	03/17/2030	1,471,286
1,500,000	Octagon Investment Partners Ltd., Series 2018-18A-C (Secured Overnight Financing Rate 3 Month + 2.96%)	8.27	%(a)	04/16/2031	1,405,202
2,500,000	Octagon Investment Partners Ltd., Series 2018-2A-C (Secured Overnight Financing Rate 3 Month + 3.11%)	8.46	%(a)	07/25/2030	2,343,891
3,500,000	Octagon Investment Partners Ltd., Series 2019-1A-DR (Secured Overnight Financing Rate 3 Month + 3.61%, 3.35% Floor)	8.94	%(a)	01/20/2035	3,353,370
5,000,000	Race Point Ltd., Series 2013-8A-DR2 (Secured Overnight Financing Rate 3 Month + 3.76%, 3.50% Floor)	9.14	%(a)	02/20/2030	4,956,116
3,500,000	Sound Point Ltd., Series 2016-2A-DR (Secured Overnight Financing Rate 3 Month + 4.11%, 3.85% Floor)	9.44	%(a)	10/20/2028	3,522,359
9,000,000	Sound Point Ltd., Series 2016-3A-DR (Secured Overnight Financing Rate 3 Month + 3.91%, 3.65% Floor)	9.26	%(a)	01/23/2029	9,025,829
1,000,000	Sound Point Ltd., Series 2018-2A-C (Secured Overnight Financing Rate 3 Month + 2.21%)	7.56	%(a)	07/26/2031	964,580
7,000,000	Sound Point Ltd., Series 2019-2A-DR (Secured Overnight Financing Rate 3 Month + 3.56%, 3.30% Floor)	8.87	%(a)	07/15/2034	6,610,490
7,000,000	Sound Point Ltd., Series 2019-3A-DR (Secured Overnight Financing Rate 3 Month + 3.76%, 3.76% Floor)	9.11	%(a)	10/25/2034	6,269,989
2,000,000	Sound Point Ltd., Series 2020-1A-DR (Secured Overnight Financing Rate 3 Month + 3.61%, 3.61% Floor)	8.94	%(a)	07/20/2034	1,910,795
4,000,000	Sound Point Ltd., Series 2020-3A-D (Secured Overnight Financing Rate 3 Month + 3.91%, 3.65% Floor)	9.26	%(a)	01/25/2032	3,832,444
1,250,000	Sound Point Ltd., Series 2021-3A-D (Secured Overnight Financing Rate 3 Month + 3.51%, 3.25% Floor)	8.86	%(a)	10/25/2034	1,172,040
1,000,000	Sound Point Ltd., Series 2021-4A-D (Secured Overnight Financing Rate 3 Month + 3.66%, 3.66% Floor)	9.01	%(a)	10/25/2034	937,979
10,000,000	Steward Park Ltd., Series 2015-1A-DR (Secured Overnight Financing Rate 3 Month + 2.86%, 2.60% Floor)	8.17	%(a)	01/15/2030	9,439,959

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	Symphony Ltd., Series 2015-16A-DR (Secured Overnight Financing Rate 3 Month + 3.31%, 3.05% Floor)	8.62	%(a)	10/15/2031	2,854,758
2,250,000	THL Credit Wind River Ltd., Series 2014-1A-DRR (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.57	%(a)	07/18/2031	1,981,134
1,000,000	THL Credit Wind River Ltd., Series 2014-2A-ER (Secured Overnight Financing Rate 3 Month + 6.01%, 5.75% Floor)	11.32	%(a)(b)	01/15/2031	768,537
4,000,000	THL Credit Wind River Ltd., Series 2014-3A-DR2 (Secured Overnight Financing Rate 3 Month + 3.66%, 3.40% Floor)	9.01	%(a)	10/22/2031	3,573,103
3,000,000	THL Credit Wind River Ltd., Series 2017-1A-DR (Secured Overnight Financing Rate 3 Month + 3.98%, 3.72% Floor)	9.29	%(a)	04/18/2036	2,830,461
4,000,000	THL Credit Wind River Ltd., Series 2017-3A-DR (Secured Overnight Financing Rate 3 Month + 4.11%, 3.85% Floor)	9.42	%(a)	04/15/2035	3,846,216
4,000,000	THL Credit Wind River Ltd., Series 2018-1A-D (Secured Overnight Financing Rate 3 Month + 3.16%)	8.47	%(a)	07/15/2030	3,768,317
2,500,000	THL Credit Wind River Ltd., Series 2018-2A-D (Secured Overnight Financing Rate 3 Month + 3.26%)	8.57	%(a)	07/15/2030	2,324,544
10,000,000	Trimaran CAVU LLC, Series 2021-3A-D (Secured Overnight Financing Rate 3 Month + 4.04%, 3.78% Floor)	9.35	%(a)	01/18/2035	9,899,659
1,000,000	Upland Ltd., Series 2016-1A-CR (Secured Overnight Financing Rate 3 Month + 3.16%)	8.49	%(a)	04/20/2031	957,388
3,000,000	Voya Ltd., Series 2014-1A-CR2 (Secured Overnight Financing Rate 3 Month + 3.06%)	8.37	%(a)	04/18/2031	2,664,443
3,000,000	Voya Ltd., Series 2017-3A-CR (Secured Overnight Financing Rate 3 Month + 3.41%)	8.74	%(a)	04/20/2034	2,914,649
4,000,000	Voya Ltd., Series 2018-2A-D (Secured Overnight Financing Rate 3 Month + 3.01%, 2.75% Floor)	8.32	%(a)	07/15/2031	3,731,949
5,000,000	Wellfleet Ltd., Series 2019-XA-A1R (Secured Overnight Financing Rate 3 Month + 1.43%)	6.76	%(a)	07/20/2032	4,961,347

Total Collateralized Loan Obligations (Cost $276,692,035)					264,785,319

Foreign Corporate Bonds—5.9%
263,000	1375209 B.C. Ltd.	9.00	%(a)	01/30/2028	260,281
2,200,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	1,617,775
1,500,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	1,048,204
1,372,500	Adani International Container Terminal Private Ltd.	3.00	%(a)	02/16/2031	1,035,446
2,928,000	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	2,208,951
1,000,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	844,826
214,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	181,638
1,700,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	1,361,300
700,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	484,125
400,000	Adani Ports & Special Economic Zone Ltd.	3.83%		02/02/2032	283,558
700,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	612,524
1,214,350	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	911,060
3,200,000	AES Andres B.V.	5.70	%(a)	05/04/2028	2,861,863

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,000,000	Agrosuper S.A.	4.60%		01/20/2032	1,606,936
220,833	AI Candelaria Spain S.A.	7.50%		12/15/2028	201,549
900,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	637,784
3,200,000	AI Candelaria Spain S.A.	5.75	%(a)	06/15/2033	2,267,675
1,345,000	Air Canada	3.88	%(a)	08/15/2026	1,221,970
800,000	Altice Financing S.A.	5.00	%(a)	01/15/2028	684,227
1,305,000	Altice France Holding S.A.	6.00	%(a)	02/15/2028	647,203
1,660,000	Altice France Holding S.A.	5.50	%(a)	10/15/2029	1,196,171
6,393,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%		04/15/2048	5,407,621
340,000	ARD Finance S.A. (7.25% PIK)	6.50	%(a)	06/30/2027	257,054
7,697,000	Australia & New Zealand Banking Group Ltd. (5 Year CMT Rate + 1.70%)	2.57	%(a)	11/25/2035	5,704,800
1,079,926	Avation Capital S.A. (9.00% PIK)	8.25	%(a)	10/31/2026	924,843
9,225,000	Avolon Holdings Funding Ltd.	3.25	%(a)	02/15/2027	8,223,645
2,400,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	%(a)(g)	04/22/2031	1,626,000
500,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	439,745
500,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13	%(a)	07/01/2030	459,520
2,400,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	2,205,695
1,400,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38%		01/28/2031	1,281,125
250,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	7.05%		04/03/2027	235,427
1,600,000	Banco Industrial S.A. (5 Year CMT Rate + 4.44%)	4.88%		01/29/2031	1,476,900
626,000	Banco Internacional del Peru S.A.A. Interbank (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	618,749
4,555,000	Banco Internacional del Peru S.A.A. Interbank (5 Year CMT Rate + 3.71%)	4.00%		07/08/2030	4,196,173
3,700,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	%(g)	01/10/2028	3,409,033
2,521,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	%(a)(g)	06/27/2029	2,247,156
300,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	%(g)	06/27/2029	267,413
1,000,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand (5 Year CMT Rate + 3.00%)	5.95%		10/01/2028	988,501
4,400,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	3,793,352
700,000	Banistmo S.A.	4.25%		07/31/2027	625,056
4,100,000	Bank Hapoalim B.M.	3.26	%(a)(d)	01/21/2032	3,510,600
2,500,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	%(a)	01/29/2031	2,237,878

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,226,000	Bank of Montreal (5 Year Swap Rate USD + 1.43%)	3.80%		12/15/2032	8,065,978
11,910,000	Bank of Nova Scotia (5 Year CMT Rate + 2.05%)	4.59%		05/04/2037	9,934,666
3,500,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	3,016,334
500,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	481,980
800,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%		09/13/2034	700,840
1,775,000	Bell Telephone Company of Canada	3.65%		08/15/2052	1,192,313
11,160,000	BHP Billiton Finance USA Ltd.	5.25%		09/08/2030	10,907,593
12,430,000	BNP Paribas S.A. (Secured Overnight Financing Rate + 1.51%)	3.05	%(a)	01/13/2031	10,241,467
1,205,000	Bombardier, Inc.	7.88	%(a)	04/15/2027	1,176,811
6,480,000	BPCE S.A.	1.00	%(a)	01/20/2026	5,797,543
1,400,000	Braskem Idesa SAPI	6.99%		02/20/2032	843,119
2,500,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	2,463,542
800,000	BRF S.A.	4.88%		01/24/2030	648,392
2,800,000	C&W Senior Financing	6.88%		09/15/2027	2,465,283
1,200,000	Canacol Energy Ltd.	5.75%		11/24/2028	952,842
2,100,000	CAP S.A.	3.90	%(a)	04/27/2031	1,550,111
2,450,000	CAP S.A.	3.90%		04/27/2031	1,808,463
4,685,000	CCL Industries, Inc.	3.05	%(a)	06/01/2030	3,878,570
300,000	Cemex S.A.B. de C.V. (5 Year CMT Rate + 5.16%)	9.13	%(a)(g)	03/14/2028	312,676
4,500,000	Cemex S.A.B de C.V. (5 Year CMT Rate + 4.53%)	5.13	%(g)	06/08/2026	4,216,827
5,000,000	Chile Electricity PEC S.p.A.	0.00	%(a)	01/25/2028	3,889,988
4,325,000	CI Financial Corporation	4.10%		06/15/2051	2,507,215
5,185,000	Commonwealth Bank of Australia	4.32	%(a)	01/10/2048	3,658,113
1,400,000	Cosan Luxembourg S.A.	7.50	%(a)	06/27/2030	1,390,960
3,381,000	Cosan Overseas Ltd.	8.25	%(g)	11/05/2023	3,375,066
5,400,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	%(f)(g)	11/29/2027	74,250
1,900,000	CSN Resources S.A.	5.88%		04/08/2032	1,542,801
2,500,000	CT Trust	5.13%		02/03/2032	1,952,797
2,900,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	2,635,757
927,758	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00	%(f)(a)	04/01/2025	204,107

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,872,819	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	%(f)(a)(g)	10/16/2023	110,281
1,564,000	eG Global Finance PLC	8.50	%(a)	10/30/2025	1,541,040
2,162,880	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	2,023,576
5,600,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	4,509,067
2,000,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	1,535,562
6,030,000	Enbridge, Inc.	3.40%		08/01/2051	3,770,926
819,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	742,833
1,000,000	Freeport Indonesia PT	5.32	%(a)	04/14/2032	908,930
600,000	Freeport Indonesia PT	6.20%		04/14/2052	503,403
750,000	Freeport-McMoRan, Inc.	4.38%		08/01/2028	688,493
300,000	Freeport-McMoRan, Inc.	5.25%		09/01/2029	283,793
2,200,000	Freeport-McMoRan, Inc.	4.63%		08/01/2030	1,984,976
1,031,000	Frigorifico Concepcion S.A.	7.70%		07/21/2028	853,549
2,661,300	Galaxy Pipeline Assets Bidco Ltd.	2.16	%(a)	03/31/2034	2,223,331
500,000	Galaxy Pipeline Assets Bidco Ltd.	2.63%		03/31/2036	387,716
1,899,700	Galaxy Pipeline Assets Bidco Ltd.	2.94%		09/30/2040	1,468,588
1,295,000	Garda World Security Corporation	4.63	%(a)	02/15/2027	1,186,272
930,000	Garda World Security Corporation	6.00	%(a)	06/01/2029	761,641
400,000	Geopark Ltd.	5.50%		01/17/2027	343,351
5,843,000	Glencore Funding LLC	1.63	%(a)	04/27/2026	5,264,486
1,913,912	Global Aircraft Leasing Company (7.25% PIK)	6.50	%(a)	09/15/2024	1,825,978
1,700,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%		04/16/2029	1,544,357
1,500,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	1,416,106
300,000	Gran Tierra Energy International Holdings Ltd.	6.25	%(a)	02/15/2025	283,221
3,500,000	Gran Tierra Energy International Ltd.	7.75	%(a)	05/23/2027	3,005,911
1,485,000	Grifols Escrow Issuer S.A.	4.75	%(a)	10/15/2028	1,267,900
1,503,242	Guara Notre SARL	5.20%		06/15/2034	1,280,873
12,830,000	HSBC Holdings PLC (Secured Overnight Financing Rate 3 Month + 1.64%)	7.05%		09/12/2026	12,949,267
1,100,000	Industrias Penoles SAB de CV	4.15%		09/12/2029	965,207
1,900,000	Inkia Energy Ltd.	5.88%		11/09/2027	1,826,375

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
885,000	Intelsat Jackson Holdings S.A.	6.50	%(a)	03/15/2030	787,069
984,847	Interoceanica Finance Ltd.	0.00%		11/30/2025	913,446
1,192,690	Invepar Holdings	0.00	%(b)(f)	12/30/2028	—
2,100,000	Inversiones La Construccion S.A.	4.75%		02/07/2032	1,639,848
200,000	Itau Unibanco Holding SA (5 Year CMT Rate + 3.22%)	4.63	%(g)	02/27/2025	164,467
600,000	JBS USA LUX SA / JBS USA Food Company / JBS USA Finance, Inc.	3.00%		02/02/2029	503,981
1,092,000	JSW Hydro Energy Ltd.	4.13	%(a)	05/18/2031	909,560
1,500,000	JSW Steel Ltd.	5.05%		04/05/2032	1,205,866
865,000	Kronos Acquisition Holdings, Inc.	5.00	%(a)	12/31/2026	789,639
11,040,000	Lloyds Banking Group PLC (3 Month LIBOR USD + 1.21%)	3.57%		11/07/2028	9,869,851
5,793,120	LLPL Capital Pte Ltd.	6.88	%(a)	02/04/2039	5,167,579
16,230,000	Macquarie Group Ltd. (Secured Overnight Financing Rate + 1.53%)	2.87	%(a)	01/14/2033	12,281,051
3,000,000	MARB BondCo PLC	3.95%		01/29/2031	2,227,481
1,340,000	Mattamy Group Corporation	4.63	%(a)	03/01/2030	1,142,001
1,835,878	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	1,410,312
500,000	MEGlobal Canada ULC	5.00%		05/18/2025	488,305
1,200,000	Mercury Chile Holdco LLC	6.50	%(a)	01/24/2027	1,105,085
2,550,000	Mexarrend SAPI de C.V.	10.25	%(f)(a)	07/24/2024	578,269
1,315,620	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	1,252,424
810,000	Millicom International Cellular S.A.	6.63%		10/15/2026	762,977
900,000	Millicom International Cellular S.A.	5.13%		01/15/2028	761,445
1,800,000	Millicom International Cellular S.A.	6.25%		03/25/2029	1,529,982
6,800,000	Minejesa Capital B.V.	5.63%		08/10/2037	5,212,204
1,800,000	Minerva Luxembourg S.A.	4.38%		03/18/2031	1,394,613
1,100,000	Minerva Luxembourg S.A.	8.88	%(a)	09/13/2033	1,093,146
1,050,000	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	953,936
1,200,000	Multibank, Inc.	7.75	%(a)	02/03/2028	1,210,974
1,954,372	MV24 Capital B.V.	6.75%		06/01/2034	1,725,882
8,705,000	National Australia Bank Ltd.	2.99	%(a)	05/21/2031	6,768,433
5,730,000	NatWest Markets PLC	0.80	%(a)	08/12/2024	5,478,626

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
600,000	NBM US Holdings, Inc.	7.00%		05/14/2026	595,480
4,785,000	NBN Company Ltd.	1.45	%(a)	05/05/2026	4,301,074
1,100,000	Network i2i Ltd. (5 Year CMT Rate + 3.39%)	3.98	%(g)	03/03/2026	1,003,397
650,000	Network i2i Ltd. (5 Year CMT Rate + 4.27%)	5.65	%(g)	01/15/2025	635,375
600,000	Nexa Resources S.A.	5.38%		05/04/2027	555,540
6,205,000	NXP B.V.	3.88%		06/18/2026	5,901,859
1,265,000	Ontario Gaming GTA LP	8.00	%(a)	08/01/2030	1,266,189
628,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	572,701
500,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	%(a)	09/10/2030	460,218
4,200,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	3,865,834
1,300,000	Parkland Corporation	4.50	%(a)	10/01/2029	1,114,795
950,000	Parkland Corporation	4.63	%(a)	05/01/2030	811,086
1,030,000	Primo Water Holdings, Inc.	4.38	%(a)	04/30/2029	881,762
13,010,000	Renesas Electronics Corporation	2.17	%(a)	11/25/2026	11,479,281
1,876,333	Rutas 2 and 7 Finance Ltd.	0.00%		09/30/2036	1,204,934
400,000	Sasol Financing USA LLC	4.38%		09/18/2026	354,986
2,700,000	Sasol Financing USA LLC	5.50%		03/18/2031	2,119,074
1,010,000	Seaspan Corporation	5.50	%(a)	08/01/2029	811,797
200,000	Simpar Europe S.A.	5.20%		01/26/2031	161,200
1,455,000	Superior Plus LP	4.50	%(a)	03/15/2029	1,266,039
350,000	Sydney Airport Finance Company Pty Ltd.	3.63	%(a)	04/28/2026	331,351
315,000	Telesat LLC	4.88	%(a)	06/01/2027	204,696
349,000	Telesat LLC	6.50	%(a)	10/15/2027	179,735
1,000,000	Titan Acquisition Ltd.	7.75	%(a)	04/15/2026	981,275
800,000	TK Elevator US Newco, Inc.	5.25	%(a)	07/15/2027	734,131
11,335,000	Toronto-Dominion Bank	4.69%		09/15/2027	10,906,496
500,000	Transelec S.A.	3.88%		01/12/2029	455,273
4,546,000	Triton Container International Ltd	3.25%		03/15/2032	3,404,851
2,385,000	Triton Container International Ltd.	1.15	%(a)	06/07/2024	2,295,625
7,366,000	TSMC Global Ltd.	1.25	%(a)	04/23/2026	6,632,398

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
907,559	UEP Penonome S.A.	6.50%		10/01/2038	687,728
4,628,549	UEP Penonome S.A.	6.50	%(a)	10/01/2038	3,507,411
9,700,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	%(f)(g)	01/29/2025	58,200
400,000	Unigel Luxembourg S.A.	8.75%		10/01/2026	135,000
2,200,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.23%)	2.00%		10/14/2031	1,952,190
3,100,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	2,795,825
300,000	UPL Corporation Ltd.	4.50%		03/08/2028	259,385
3,350,000	UPL Corporation Ltd.	4.63%		06/16/2030	2,714,259
5,100,000	Vedanta Resources Finance PLC	9.25	%(a)	04/23/2026	3,285,420
3,100,000	Vedanta Resources Ltd.	6.13%		08/09/2024	1,958,026
5,720,000	Volkswagen Group of America Finance LLC	4.25	%(a)	11/13/2023	5,708,281
1,500,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	845,899
1,702,000	VTR Finance NV	6.38%		07/15/2028	643,757
7,370,000	Weir Group PLC	2.20	%(a)	05/13/2026	6,626,296
7,400,000	Westpac Banking Corporation (5 Year CMT Rate + 1.53%)	3.02%		11/18/2036	5,482,614
200,000	Woori Bank	4.75%		04/30/2024	198,094

Total Foreign Corporate Bonds (Cost $473,049,744)					393,330,054

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations—1.1%
3,100,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25	%(g)	04/15/2024	2,867,871
900,000	Banco do Brasil S.A. (10 Year CMT Rate + 6.36%)	9.00	%(g)	06/18/2024	903,612
2,200,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	1,823,168
1,157,747	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	811,450
8,000,000	Chile Government International Bond	3.10%		01/22/2061	4,603,173
750,000	Colombia Government International Bond	5.00%		06/15/2045	494,042
11,150,000	Colombia Government International Bond	4.13%		05/15/2051	6,252,376
2,100,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	2,050,147
280,000	Dominican Republic International Bond	8.63%		04/20/2027	289,116
100,000	Ecopetrol S.A.	5.88%		05/28/2045	65,987
9,000,000	Ecopetrol S.A.	5.88%		11/02/2051	5,743,935

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,500,000	EIG Pearl Holdings SARL	3.55%		08/31/2036	2,031,165
200,000	Indonesia Asahan Aluminium Persero PT	4.75%		05/15/2025	195,667
2,235,492	Lima Metro Finance Ltd.	5.88%		07/05/2034	2,158,768
16,520,000	Mexico Government International Bond	3.75%		01/11/2028	15,320,890
2,800,000	Mexico Government International Bond	4.40%		02/12/2052	1,947,650
7,000,000	Mexico Government International Bond	6.34%		05/04/2053	6,387,969
1,800,000	Oleoducto Central S.A.	4.00%		07/14/2027	1,605,574
200,000	Panama Government International Bond	2.25%		09/29/2032	145,252
200,000	Panama Government International Bond	4.30%		04/29/2053	130,917
1,700,000	Panama Government International Bond	4.50%		04/01/2056	1,123,982
5,800,000	Panama Government International Bond	3.87%		07/23/2060	3,372,615
1,500,000	Petrobras Global Finance B.V.	6.75%		06/03/2050	1,361,729
2,691,000	Petroleos del Peru S.A.	4.75%		06/19/2032	1,904,572
1,200,000	Petroleos del Peru S.A.	5.63%		06/19/2047	726,447
1,500,000	Petroleos Mexicanos	6.75%		09/21/2047	890,319
2,400,000	Philippine Government International Bond	2.95%		05/05/2045	1,528,149
300,000	Philippine Government International Bond	2.65%		12/10/2045	181,399
2,800,000	Republic of South Africa Government Bond	4.30%		10/12/2028	2,428,955
7,000,000	Saudi Government International Bond	3.45%		02/02/2061	4,304,895

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $94,946,475)					73,651,791

Municipal Bonds—0.1%
4,430,000	State of California	7.55%		04/01/2039	5,222,379

Total Municipal Bonds (Cost $6,199,443)					5,222,379

Non-Agency Commercial Mortgage Backed Obligations—5.3%
22,775,500	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XB	0.86	%(a)(d)(h)	06/15/2054	1,076,937
2,638,666	BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ-C	3.73	%(a)(d)	08/14/2034	1,638,764
5,515,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2015-UBS7-C	4.49	%(d)	09/15/2048	4,004,864
4,101,420	BANK, Series 2017-BNK8-XA	0.85	%(d)(h)	11/15/2050	95,912

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,005,000	BANK, Series 2020-BN28-AS	2.14%		03/15/2063	759,911
4,009,000	BANK, Series 2021-BN35-A5	2.29%		06/15/2064	3,103,777
3,109,000	BANK, Series 2021-BN37-C	3.21	%(d)	11/15/2064	1,987,464
11,034,000	BANK, Series 2022-BNK39-AS	3.18%		02/15/2055	8,548,998
2,682,000	BANK, Series 2022-BNK39-E	2.50	%(a)	02/15/2055	1,281,328
4,526,000	BBCMS Mortgage Trust, Series 2021-C12-A5	2.69%		11/15/2054	3,597,322
5,364,000	BBCMS Mortgage Trust, Series 2022-C14-A5	2.95	%(d)	02/15/2055	4,331,177
5,785,000	BBCMS Mortgage Trust, Series 2022-C16-A5	4.60	%(d)	06/15/2055	5,284,171
4,598,000	Benchmark Mortgage Trust, Series 2020-B18-AGNF	4.14	%(a)	07/15/2053	4,011,231
4,549,000	Benchmark Mortgage Trust, Series 2020-B19-AS	2.15%		09/15/2053	3,297,401
1,091,000	Benchmark Mortgage Trust, Series 2020-B19-C	3.21%		09/15/2053	640,713
89,691,537	Benchmark Mortgage Trust, Series 2021-B28-XA	1.39	%(d)(h)	08/15/2054	5,974,569
10,350,000	Benchmark Mortgage Trust, Series 2022-B32-AS	3.53	%(d)	01/15/2055	7,877,319
11,798,000	BX Trust, Series 2019-OC11-E	4.08	%(a)(d)	12/09/2041	9,444,699
4,955,000	CD Commercial Mortgage Trust, Series 2017-CD4-C	4.35	%(d)	05/10/2050	3,636,908
2,069,742	CFCRE Commercial Mortgage Trust, Series 2016-C6-A2	2.95%		11/10/2049	1,913,528
3,267,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-B	4.20	%(d)	06/15/2050	2,769,516
1,898,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	%(a)(d)	02/10/2048	1,601,182
3,114,301	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.45	%(d)(h)	02/10/2048	35,156
4,470,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	%(a)	02/10/2049	1,713,743
36,666,734	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.82	%(d)(h)	04/15/2049	976,981
38,534,119	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.05	%(d)(h)	07/10/2049	1,487,294
66,137,566	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.52	%(d)(h)	10/10/2049	2,035,112
13,720,000	Citigroup Commercial Mortgage Trust, Series 2017-C4-B	4.10	%(d)	10/12/2050	11,683,141
4,534,000	Citigroup Commercial Mortgage Trust, Series 2019-GC41-B	3.20%		08/10/2056	3,462,134
8,478,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.62	%(a)(d)	12/10/2041	5,919,619
7,003,000	Citigroup Commercial Mortgage Trust, Series 2020-555-G	3.62	%(a)(d)	12/10/2041	4,449,098
10,383,000	Citigroup Commercial Mortgage Trust, Series 2022-GC48-A5	4.74	%(d)	05/15/2054	9,504,544
165,896	Commercial Mortgage Pass-Through Trust, Series 2012-CR3-XA	1.02	%(d)(h)	10/15/2045	8
1,815,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR16-B	4.58%		04/10/2047	1,645,488

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,325,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-B	4.67	%(d)	08/10/2048	3,099,484
49,614,319	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XA	1.04	%(d)(h)	10/10/2048	646,142
4,310,000	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-C	4.47	%(d)	07/10/2048	3,735,003
42,806,209	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-XA	1.08	%(d)(h)	02/10/2049	702,600
3,461,000	CSAIL Commercial Mortgage Trust, Series 2016-C6-D	5.08	%(a)(d)	01/15/2049	2,190,149
35,470,165	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	2.02	%(d)(h)	01/15/2049	1,241,016
6,000,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	5.06	%(d)	11/15/2051	4,592,708
400,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-B	4.61	%(d)	08/15/2051	340,402
9,269,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	7,432,297
62,537,569	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.22	%(d)(h)	03/15/2053	3,189,704
6,269,000	CSMC Trust, Series 2020-NET-C	3.53	%(a)	08/15/2037	5,534,268
7,968,667	CSWF Trust, Series 2021-B33-B	3.77	%(a)(d)	10/10/2043	5,441,807
3,731,000	CSWF Trust, Series 2021-B33-C	3.77	%(a)(d)	10/10/2043	2,388,187
4,475,000	DBJPM Mortgage Trust, Series 2016-C1-C	3.47	%(d)	05/10/2049	3,682,113
51,285,024	DBJPM Mortgage Trust, Series 2016-C1-XA	1.52	%(d)(h)	05/10/2049	1,275,535
4,550,000	DOLP Trust, Series 2021-NYC-D	3.70	%(a)(d)	05/10/2041	2,916,657
5,000,000	DOLP Trust, Series 2021-NYC-E	3.70	%(a)(d)	05/10/2041	2,997,809
2,588,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-C (Secured Overnight Financing Rate 1 Month + 1.55%, 1.50% Floor)	6.88	%(a)	07/15/2035	1,522,227
331,132	GS Mortgage Securities Trust, Series 2011-GC5-XA	0.09	%(a)(d)(h)	08/10/2044	3
6,484,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66	%(a)(d)	11/10/2047	4,360,569
2,635,000	GS Mortgage Securities Trust, Series 2015-GC32-B	4.54	%(d)	07/10/2048	2,447,368
91,469,341	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.90	%(d)(h)	11/10/2048	1,192,358
1,825,000	GS Mortgage Securities Trust, Series 2016-GS2-C	4.85	%(d)	05/10/2049	1,627,001
44,082,763	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.88	%(d)(h)	05/10/2049	1,459,968
1,070,000	GS Mortgage Securities Trust, Series 2019-GC42-A3	2.75%		09/10/2052	906,263
48,743,706	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-XA	1.04	%(d)(h)	01/15/2049	761,889
7,958,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP-E	3.99	%(a)(d)	12/05/2038	4,865,900
30,501,018	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.81	%(d)(h)	02/15/2047	1,174
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.63	%(d)	09/15/2047	2,517,704
8,204,658	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.13	%(a)(d)	09/15/2047	6,820,298

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

39,606,245	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.95	%(d)(h)	11/15/2047	231,269
1,684,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-B	3.90%		02/15/2048	1,536,575
12,131,110	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	%(a)(d)	02/15/2048	7,417,192
4,987,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.33	%(d)	05/15/2048	4,389,340
46,397,567	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.56	%(d)(h)	07/15/2048	288,064
36,326,983	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.96	%(d)(h)	08/15/2048	444,337
4,138,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.80	%(d)	11/15/2048	2,843,755
1,000,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4-C	4.94	%(d)	03/10/2052	738,474
7,675,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-AS	3.48%		06/15/2049	6,936,796
44,484,910	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.63	%(d)(h)	06/15/2049	1,253,362
5,425,000	LSTAR Commercial Mortgage Trust, Series 2016-4-C	4.76	%(a)(d)	03/10/2049	4,708,426
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.62	%(d)	10/15/2047	2,806,189
25,912,843	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.38	%(d)(h)	02/15/2048	236,597
75,089,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-XB	0.27	%(a)(d)(h)	07/15/2050	215,325
43,512,683	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30-XA	1.48	%(d)(h)	09/15/2049	1,243,614
6,364,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-B	4.11%		05/15/2050	5,520,194
5,238,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-D	2.70	%(a)	11/15/2052	3,082,798
23,939,946	Morgan Stanley Capital Trust, Series 2016-UB11-XA	1.57	%(d)(h)	08/15/2049	767,527
2,108,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (Secured Overnight Financing Rate 1 Month + 2.31%, 2.20% Floor)	7.65	%(a)	06/15/2035	968,653
1,789,000	SG Commercial Mortgage Securities Trust, Series 2016-C5-B	3.93%		10/10/2048	1,512,300
43,093,159	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	2.02	%(d)(h)	10/10/2048	1,489,261
10,336,000	SLG Office Trust, Series 2021-OVA-E	2.85	%(a)	07/15/2041	7,182,813
9,660,000	SLG Office Trust, Series 2021-OVA-F	2.85	%(a)	07/15/2041	6,502,948
8,911,000	UBS Commercial Mortgage Trust, Series 2017-C1-B	4.04%		06/15/2050	7,533,617
2,491,000	UBS Commercial Mortgage Trust, Series 2017-C6-B	4.15	%(d)	12/15/2050	2,081,813
1,450,000	UBS Commercial Mortgage Trust, Series 2017-C7-B	4.29	%(d)	12/15/2050	1,251,869
6,958,000	UBS Commercial Mortgage Trust, Series 2017-C7-C	4.74	%(d)	12/15/2050	5,664,944
559,000	UBS Commercial Mortgage Trust, Series 2018-C10-C	5.22	%(d)	05/15/2051	440,272
7,293,000	UBS Commercial Mortgage Trust, Series 2018-C11-C	5.03	%(d)	06/15/2051	5,446,269
2,896,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	5.20	%(d)	08/15/2051	2,274,104

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,503,790	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-B	3.65	%(a)(d)	03/10/2046	1,379,258
7,795,924	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	3.86	%(a)(d)	03/10/2046	5,646,178
1,374,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-D	3.86	%(a)(d)	03/10/2046	869,742
90,941	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.45	%(d)(h)	11/15/2048	137
4,891,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.75	%(d)	11/15/2048	4,266,105
36,299,019	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.20	%(d)(h)	05/15/2048	364,696
49,756,846	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.08	%(d)(h)	12/15/2048	806,021
7,687,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C35-B	3.44%		07/15/2048	6,416,771
57,963,650	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.73	%(d)(h)	11/15/2049	1,892,391
2,638,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C45-C	4.73%		06/15/2051	2,193,005
7,228,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C46-C	5.14	%(d)	08/15/2051	5,799,345
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	5.09	%(d)	09/15/2061	4,089,790
6,546,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-C	5.30	%(d)	01/15/2052	5,210,351
20,671,838	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-XA	1.42	%(d)(h)	03/15/2052	995,717
10,776,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-C	4.35%		05/15/2052	8,485,559
2,705,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-B	3.14%		02/15/2053	2,015,587
5,510,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-B	2.70%		07/15/2053	3,866,199
118,487,809	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.66	%(d)(h)	04/15/2054	9,026,923
2,436,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C61-C	3.31%		11/15/2054	1,567,797
55,250,901	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.15	%(d)(h)	08/15/2047	375,065
39,263,010	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	0.91	%(d)(h)	09/15/2057	162,584

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $511,218,385)					352,116,530

Non-Agency Residential Collateralized Mortgage Obligations—11.7%
6,146,810	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	5.55	%(d)	03/25/2037	4,309,165
19,789	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.76	%(a)(d)	11/25/2037	19,320
724,161	AJAX Mortgage Loan Trust, Series 2020-D-A	2.25	%(a)(i)	06/25/2060	700,557
2,993,410	AlphaFlow Transitional Mortgage Trust, Series 2021-WL1-A1	3.28	%(a)(i)	01/25/2026	2,915,426
3,100,000	AMSR Trust, Series 2019-SFR1-E	3.47	%(a)	01/19/2039	2,772,564
10,000,000	AMSR Trust, Series 2021-SFR1-F	3.60	%(a)	06/17/2038	8,075,141

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	AMSR Trust, Series 2021-SFR2-E1	2.48	%(a)	08/17/2038	2,603,974
2,500,000	AMSR Trust, Series 2021-SFR2-E2	2.58	%(a)	08/17/2038	2,156,547
4,500,000	AMSR Trust, Series 2021-SFR2-F1	3.28	%(a)	08/17/2038	3,914,482
2,000,000	AMSR Trust, Series 2021-SFR2-F2	3.67	%(a)	08/17/2038	1,743,229
8,900,000	AMSR Trust, Series 2023-SFR2-A	3.95	%(a)	06/17/2040	8,134,394
11,009,628	Argent Securities Trust, Series 2006-M1-A2C (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.73%		07/25/2036	2,827,913
14,019,285	Argent Securities Trust, Series 2006-M1-A2D (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor)	5.91%		07/25/2036	3,600,685
130,737	Banc of America Funding Trust, Series 2005-G-A3	2.28	%(d)	10/20/2035	86,149
113,844	Banc of America Funding Trust, Series 2006-2-6A2	5.50%		03/25/2036	106,381
84,416	Banc of America Funding Trust, Series 2006-6-1A2	6.25%		08/25/2036	69,075
255,304	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	110,245
9,100,000	CAFL Issuer LLC, Series 2021-RTL1-A1	2.24	%(a)(i)	03/28/2029	8,450,167
5,771,810	Carrington Mortgage Loan Trust, Series 2006-NC5-A3 (Secured Overnight Financing Rate 1 Month + 0.26%, 0.15% Floor, 14.50% Cap)	5.58%		01/25/2037	5,174,127
1,258,423	Chase Mortgage Finance Trust, Series 2007-A2-6A4	4.63	%(d)	07/25/2037	1,102,238
796,566	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	8
149,362	CHL Mortgage Pass-Through Trust, Series 2005-28-A7	5.25%		01/25/2036	79,869
406,257	CHL Mortgage Pass-Through Trust, Series 2007-10-A5	6.00%		07/25/2037	187,117
166,553	CHL Mortgage Pass-Through Trust, Series 2007-15-1A16	6.25%		09/25/2037	102,068
420,601	CHL Mortgage Pass-Through Trust, Series 2007-3-A17	6.00%		04/25/2037	200,505
6,953,000	CIM Trust, Series 2020-R2-M2	3.00	%(a)(d)	10/25/2059	4,983,926
22,109	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	20,327
3,990,341	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A1A (Secured Overnight Financing Rate 1 Month + 0.18%, 0.07% Floor)	5.50%		01/25/2037	1,667,536
25,565,771	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	%(a)	10/25/2058	20,445,742
45,578,320	Citigroup Mortgage Loan Trust, Series 2021-RP2-A1	1.75	%(a)(d)	03/25/2065	39,200,486
5,674,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M1	3.25	%(a)(d)	03/25/2065	4,514,384
4,752,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M2	3.40	%(a)(d)	03/25/2065	3,544,105
4,413,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M3	3.40	%(a)(d)	03/25/2065	3,128,382
12,953,240	Citigroup Mortgage Loan Trust, Series 2021-RP2-PT1	6.01	%(a)(d)	03/25/2065	10,347,462
55,984	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	47,449
35,795	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	28,998

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
231,104	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	201,249
6,976,801	CitiMortgage Alternative Loan Trust, Series 2007-A2-1A5	6.00%		02/25/2037	6,043,883
3,353,336	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	2,835,015
1,000,000	CoreVest American Finance Trust, Series 2020-4-E	3.38	%(a)	12/15/2052	749,722
62,353	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	49,182
123,313	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	53,137
12,025,002	Countrywide Alternative Loan Trust, Series 2005-37T1-A5 (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 5.50% Cap)	5.50%		09/25/2035	7,262,233
454,196	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	309,749
7,125,121	Countrywide Alternative Loan Trust, Series 2005-49CB-A2	5.50%		11/25/2035	4,686,412
68,409	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor, 5.50% Cap)	5.50%		10/25/2035	42,857
251,957	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	135,097
5,991,169	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	3,240,472
938,493	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	433,077
5,942,472	Countrywide Alternative Loan Trust, Series 2007-12T1-A3	6.00%		06/25/2037	2,742,212
1,011,665	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 7.00% Cap)	5.88%		08/25/2037	368,667
292,953	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x Secured Overnight Financing Rate 1 Month + 53.63%, 54.58% Cap)	9.30	%(j)	08/25/2037	298,045
54,360	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x Secured Overnight Financing Rate 1 Month + 29.37%, 29.90% Cap)	4.90	%(j)	08/25/2037	38,302
252,616	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	141,124
1,337,478	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 7.00% Cap)	5.93%		09/25/2037	536,225
1,313,845	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x Secured Overnight Financing Rate 1 Month + 6.39%, 6.50% Cap)	1.07	%(h)(j)	09/25/2037	140,642
718,388	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	74,368
5,809,947	Countrywide Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	3,105,181
4,973,606	Countrywide Alternative Loan Trust, Series 2007-OA8-2A1 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	5.79%		06/25/2047	3,685,371
54,394	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	39,225
585,227	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	455,865
3,019,020	Credit Suisse Mortgage Capital Certificates, Series 2009-3R-19A2	6.00	%(a)	01/27/2038	1,371,274
6,854,835	Credit-Based Asset Servicing and Securitization LLC, Series 2007-RP1-A (Secured Overnight Financing Rate 1 Month + 0.42%, 0.31% Floor)	5.74	%(a)	05/25/2046	5,797,757
2,364,895	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	919,386
19,564	CSMC Mortgage-Backed Trust, Series 2006-4-7A1	5.50%		09/25/2056	10,388
61,763	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2057	10,242

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,414	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	7,907
664,295	CSMC Trust, Series 2010-4R-3A17	6.00	%(a)(b)(d)	06/26/2037	583,825
30,086,335	CSMC Trust, Series 2020-RPL1-PT1	3.34	%(a)(d)	10/25/2069	23,688,073
9,035,400	CSMC Trust, Series 2020-RPL4-M1	2.50	%(a)	01/25/2060	6,255,523
2,706,030	CSMC Trust, Series 2021-JR1-A1	2.47	%(a)(d)	09/27/2066	2,626,047
6,928,895	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA1-A1 (Secured Overnight Financing Rate 1 Month + 0.26%, 0.15% Floor)	5.58%		02/25/2047	4,061,314
4,489,632	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	3,609,611
4,402,944	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR2-2A1	4.41	%(d)	10/25/2035	3,616,489
394,718	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x Secured Overnight Financing Rate 1 Month + 11.96%, 12.12% Cap)	4.50	%(a)(j)	04/15/2036	347,399
35,769	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x Secured Overnight Financing Rate 1 Month + 14.39%, 14.61% Cap)	4.21	%(a)(j)	04/15/2036	30,980
704,424	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x Secured Overnight Financing Rate 1 Month + 11.96%, 12.12% Cap)	4.50	%(a)(j)	04/15/2036	575,050
15,984,000	First Franklin Mortgage Loan Trust, Series 2006-FF15-A6 (Secured Overnight Financing Rate 1 Month + 0.42%, 0.31% Floor)	5.74%		11/25/2036	12,532,933
10,712,354	First Franklin Mortgage Loan Trust, Series 2007-FF2-A1 (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	5.71%		03/25/2037	5,770,984
197,368	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	82,468
2,631,545	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A1	6.25%		02/25/2037	1,120,659
36,436	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50	%(d)	05/25/2035	23,833
16,440,000	FMC GMSR Issuer Trust, Series 2021-GT2-A	3.85	%(a)(d)	10/25/2026	13,531,189
6,944,000	GCAT Trust, Series 2021-NQM6-M1	3.41	%(a)(d)	08/25/2066	4,511,431
1,328,767	GMACM Mortgage Loan Trust, Series 2006-J1-A6	5.75%		04/25/2036	1,115,076
7,546,000	GS Mortgage-Backed Securities Trust, Series 2020-NQM1-M1	3.29	%(a)(d)	09/27/2060	6,098,098
6,085	GSAA Home Equity Trust, Series 2005-7-AF5	5.11	%(i)	05/25/2035	5,850
819,889	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	470,399
948,401	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	409,302
1,466,330	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	1,121,399
22,702,102	GSR Mortgage Loan Trust, Series 2006-OA1-1A1 (Secured Overnight Financing Rate 1 Month + 0.55%, 0.44% Floor)	5.87%		08/25/2046	5,304,900
71,106	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	152,389
10,585,027	Harborview Mortgage Loan Trust, Series 2005-7-2A1 (Secured Overnight Financing Rate 1 Month + 0.68%, 0.57% Floor, 11.00% Cap)	6.01%		06/19/2045	6,428,742
2,530,268	Home Partners of America Trust, Series 2021-1-D	2.48	%(a)	09/17/2041	2,017,649
1,163,066	Home Partners of America Trust, Series 2021-1-E	2.58	%(a)	09/17/2041	920,495
1,308,878	Home Partners of America Trust, Series 2021-1-F	3.33	%(a)	09/17/2041	1,043,087

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,250,000	Homeward Opportunities Fund Trust, Series 2020-2-M1	3.90	%(a)(d)	05/25/2065	4,697,383
510,128	Homeward Opportunities Fund Trust, Series 2020-BPL1-A1	6.23	%(a)(i)	08/25/2025	510,866
22,380,052	HSI Asset Securitization Corporation Trust, Series 2006-HE1-1A1 (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	5.71%		10/25/2036	7,146,882
9,729,279	HSI Asset Securitization Corporation Trust, Series 2007-NC1-A3 (Secured Overnight Financing Rate 1 Month + 0.29%, 0.18% Floor)	5.61%		04/25/2037	6,272,826
23,751,508	Impac Secured Assets Trust, Series 2006-5-1A1C (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor, 11.50% Cap)	5.97%		02/25/2037	21,046,432
2,728,000	Imperial Fund Mortgage Trust, Series 2021-NQM4-M1	3.45	%(a)(d)	01/25/2057	1,723,354
1,415,175	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	5.79%		07/25/2047	959,881
1,407,300	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A24 (Secured Overnight Financing Rate 1 Month + 0.73%, 0.62% Floor)	6.05%		07/25/2047	1,028,287
2,866,095	JP Morgan Alternative Loan Trust, Series 2005-A2-1M1 (Secured Overnight Financing Rate 1 Month + 0.80%, 0.69% Floor, 11.50% Cap)	6.12%		01/25/2036	2,727,692
59,253	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.69	%(i)	05/25/2036	58,656
2,524,864	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.81	%(i)	08/25/2036	2,326,323
30,951	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.62	%(i)	08/25/2036	28,904
32,684	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	6.21	%(i)	12/25/2036	31,209
13,671,420	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2-A5 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.93%		07/25/2036	5,783,810
15,915,338	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC3-A4 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.73%		08/25/2036	11,065,196
13,097,017	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A5 (Secured Overnight Financing Rate 1 Month + 0.32%, 0.21% Floor)	5.64%		12/25/2036	6,850,521
2,175,999	JP Morgan Mortgage Trust, Series 2006-S1-2A9	6.50%		04/25/2036	2,119,625
161,016	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	77,124
22,912,868	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00	%(a)	06/25/2058	19,142,124
7,000,000	Legacy Mortgage Asset Trust, Series 2021-GS3-A2	3.25	%(a)(i)	07/25/2061	5,756,217
3,332,629	Lehman Mortgage Trust, Series 2005-9N-1A1 (Secured Overnight Financing Rate 1 Month + 0.38%, 0.27% Floor)	5.70%		02/25/2036	2,929,615
371,928	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	180,653
25,368	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x Secured Overnight Financing Rate 1 Month + 30.16%, 30.68% Cap)	5.68	%(j)	01/25/2037	18,479
506,177	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	145,018
3,395,986	Lehman Mortgage Trust, Series 2007-1-1A2 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.75%		02/25/2037	3,255,986
9,365,287	Lehman Mortgage Trust, Series 2007-15N-3A1 (Secured Overnight Financing Rate 1 Month + 0.36%, 0.25% Floor)	5.68%		08/25/2047	7,719,156
90,284	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	57,601
8,820,484	Lehman Mortgage Trust, Series 2007-3-2A3 (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor)	5.91%		03/25/2037	8,111,184
4,200,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	3.86	%(a)(d)	02/25/2026	3,944,772
34,655,918	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor)	5.81%		03/25/2046	12,496,241

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,478,461	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	5.79%		05/25/2046	4,088,471
15,594,609	Long Beach Mortgage Loan Trust, Series 2006-6-2A3 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.73%		07/25/2036	6,071,658
73,761	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	61,705
4,552,313	MASTR Alternative Loans Trust, Series 2006-1-A5	6.00%		02/25/2036	2,132,334
32,352	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	9,597
12,060,188	MASTR Asset Backed Securities Trust, Series 2005-NC2-A3 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.93%		11/25/2035	6,895,374
735,046	MASTR Asset Securitization Trust, Series 2006-2-1A11 (Secured Overnight Financing Rate 1 Month + 6.00%, 6.00% Floor)	6.00%		06/25/2036	434,979
1,652,060	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A8	6.00%		03/25/2037	613,341
8,599,779	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR4-A1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.93%		08/25/2037	7,326,782
5,512,417	Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1-A1 (Secured Overnight Financing Rate 1 Month + 0.36%, 0.25% Floor)	5.68%		03/25/2037	4,050,600
2,635,755	MFA Trust, Series 2021-NPL1-A1	2.36	%(a)(i)	03/25/2060	2,538,608
7,567,389	Morgan Stanley Capital Trust, Series 2006-HE5-A2C (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	5.71%		08/25/2036	3,859,955
19,538	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2033	14,189
447,631	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	395,766
1,631,491	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.22	%(d)	06/25/2036	1,033,144
26,116,763	Morgan Stanley Mortgage Loan Trust, Series 2007-2AX-2A2 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.75%		12/25/2036	9,747,557
7,758,446	Morgan Stanley Mortgage Loan Trust, Series 2007-7AX-2A1 (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.67%		04/25/2037	2,136,897
158,166	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75	%(a)(d)	05/26/2037	139,318
2,126,957	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	%(a)(d)	10/25/2060	2,060,094
14,930,204	MortgageIT Securities Corp Mortgage Loan Trust, Series 2007-1-2A11 (Secured Overnight Financing Rate 1 Month + 0.55%, 0.44% Floor)	5.87%		06/25/2047	11,315,311
6,000,000	New Century Home Equity Loan Trust, Series 2005-B-M2 (Secured Overnight Financing Rate 1 Month + 0.85%, 0.74% Floor)	6.17%		10/25/2035	4,962,391
164,058	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	%(d)	01/25/2036	50,532
505,002	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	6.30	%(i)	10/25/2036	119,503
851,760	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.56	%(i)	02/25/2037	226,810
6,562,423	NRPL Trust, Series 2019-3A-A1	6.00	%(a)(i)	07/25/2059	6,531,957
3,455,304	NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1-A	3.84	%(a)	12/25/2025	3,226,351
29,921	Option One Mortgage Loan Trust, Series 2004-3-M3 (Secured Overnight Financing Rate 1 Month + 1.09%, 0.98% Floor)	6.41%		11/25/2034	29,654
17,610,816	Option One Mortgage Loan Trust, Series 2007-6-1A1 (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.62%		07/25/2037	14,905,728
1,721,359	PMT Credit Risk Transfer Trust, Series 2019-3R-A (Secured Overnight Financing Rate 30 Day Average + 3.81%, 2.70% Floor)	9.13	%(a)	10/27/2024	1,714,387
3,757,132	PMT Credit Risk Transfer Trust, Series 2020-1R-A (Secured Overnight Financing Rate 30 Day Average + 3.46%, 2.35% Floor)	8.78	%(a)	02/27/2025	3,722,871

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
15,000,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	8.43	%(a)	03/25/2026	14,646,729
5,239,865	PR Mortgage Loan Trust, Series 2014-1-APT	5.85	%(a)(d)	10/25/2049	4,682,923
4,932,093	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	%(a)(i)	07/25/2051	4,598,374
3,404,000	Progress Residential Trust, Series 2021-SFR6-E2	2.53	%(a)	07/17/2038	2,946,156
4,666,000	Progress Residential Trust, Series 2021-SFR6-F	3.42	%(a)	07/17/2038	4,039,227
5,100,000	Progress Residential Trust, Series 2021-SFR8-F	3.18	%(a)	10/17/2038	4,324,065
3,151,296	PRPM LLC, Series 2021-3-A1	1.87	%(a)(i)	04/25/2026	2,970,845
3,136,852	PRPM LLC, Series 2021-7-A1	1.87	%(a)(i)	08/25/2026	2,895,232
1,747,628	PRPM LLC, Series 2021-9-A1	2.36	%(a)(i)	10/25/2026	1,636,817
11,500,000	RAMP Trust, Series 2006-NC1-M2 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 14.00% Cap)	6.03%		01/25/2036	9,296,484
6,174,466	RBSGC Mortgage Loan Trust, Series 2005-A-3A	6.00%		04/25/2035	2,530,727
20,425,847	Redwood Funding Trust, Series 2019-1-PT	4.97	%(a)(i)	09/27/2024	20,058,888
120,405	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	102,682
160,330	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	126,719
1,749,521	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	1,441,999
1,768,292	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	1,386,240
350,665	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	272,298
1,509	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		12/25/2023	—
19,596,436	Residential Accredit Loans, Inc., Series 2007-QH5-AII (Secured Overnight Financing Rate 1 Month + 0.57%, 0.46% Floor)	5.89%		06/25/2037	7,857,720
601,844	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	477,902
2,164,745	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	1,648,457
155,644	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	75,429
223,529	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	102,966
1,626,254	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	478,779
111,173	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x Secured Overnight Financing Rate 1 Month + 27.94%, 28.40% Cap)	6.66	%(b)(j)	01/25/2046	118,036
39,891	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	29,359
394,514	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	282,136
303,615	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	209,667
5,154,000	Residential Mortgage Loan Trust, Series 2020-1-M1	3.24	%(a)(d)	01/26/2060	4,378,241
7,695,758	Saxon Asset Securities Trust, Series 2005-2-M4 (Secured Overnight Financing Rate 1 Month + 1.06%, 0.95% Floor, 11.50% Cap)	6.38%		10/25/2035	4,990,031

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
14,811,909	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A1 (Secured Overnight Financing Rate 1 Month + 0.27%, 0.16% Floor, 100.00% Cap)	5.59	%(a)	04/25/2037	10,210,487
19,196,253	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2A (Secured Overnight Financing Rate 1 Month + 0.18%, 0.07% Floor)	5.50%		04/25/2037	12,944,985
13,616,797	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2B (Secured Overnight Financing Rate 1 Month + 0.33%, 0.22% Floor)	5.65%		04/25/2037	9,182,257
2,449,434	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2C (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	5.71%		04/25/2037	1,651,718
19,869,162	Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1-A2C (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.75%		12/25/2036	4,518,394
23,445,121	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	3.99	%(a)(d)	02/25/2054	19,124,767
3,266,859	Sequoia Mortgage Trust, Series 2007-3-2AA1	3.92	%(d)	07/20/2037	2,602,681
6,555,442	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (Secured Overnight Financing Rate 1 Month + 1.11%, 1.00% Floor)	6.43%		09/25/2037	4,436,180
5,910,000	Starwood Mortgage Residential Trust, Series 2020-1-B1	3.73	%(a)(d)	02/25/2050	4,500,456
10,682,331	Structured Asset Investment Loan Trust, Series 2006-BNC3-A1 (Secured Overnight Financing Rate 1 Month + 0.29%, 0.18% Floor)	5.61%		09/25/2036	6,581,930
748,208	Structured Asset Securities Corporation, Series 2005-RF1-A (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor)	5.78	%(a)	03/25/2035	638,724
748,208	Structured Asset Securities Corporation, Series 2005-RF1-AIO	0.00	%(a)(d)(h)	03/25/2035	7
5,244,807	VCAT LLC, Series 2021-NPL4-A1	1.87	%(a)(i)	08/25/2051	4,917,443
6,770,260	VCAT LLC, Series 2021-NPL6-A1	1.92	%(a)(i)	09/25/2051	6,257,716
1,007,473	Velocity Commercial Capital Loan Trust, Series 2018-1-M1	3.91	%(a)	04/25/2048	888,508
530,470	Velocity Commercial Capital Loan Trust, Series 2018-1-M2	4.26	%(a)	04/25/2048	462,943
324,272	Velocity Commercial Capital Loan Trust, Series 2018-1-M3	4.41	%(a)	04/25/2048	260,356
1,801,682	Velocity Commercial Capital Loan Trust, Series 2019-1-M1	3.94	%(a)(d)	03/25/2049	1,544,457
754,041	Velocity Commercial Capital Loan Trust, Series 2019-1-M2	4.01	%(a)(d)	03/25/2049	631,216
689,775	Velocity Commercial Capital Loan Trust, Series 2019-1-M3	4.12	%(a)(d)	03/25/2049	543,634
2,775,024	VOLT LLC, Series 2021-CF1-A1	1.99	%(a)(i)	08/25/2051	2,584,167
1,697,003	VOLT LLC, Series 2021-CF2-A1	2.49	%(a)(i)	11/27/2051	1,549,079
6,372,543	VOLT LLC, Series 2021-NP12-A1	2.73	%(a)(i)	12/26/2051	5,772,202
1,025,558	VOLT LLC, Series 2021-NPL1-A1	1.89	%(a)(i)	02/27/2051	968,698
3,438,813	VOLT LLC, Series 2021-NPL5-A1	2.12	%(a)(i)	03/27/2051	3,269,725
3,490,078	VOLT LLC, Series 2021-NPL6-A1	2.24	%(a)(i)	04/25/2051	3,266,919
72,502	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-1-2A	6.00%		03/25/2035	58,094
377,585	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A1	5.75%		02/25/2036	326,459
1,123,685	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-2-4CB	6.00%		03/25/2036	1,032,561
7,185,730	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A5	4.16	%(i)	10/25/2036	2,549,478

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,193,403	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A6	4.16	%(i)	10/25/2036	1,133,903
4,423,051	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13-1A (12 Month US Treasury Average + 0.88%, 0.88% Floor)	5.51%		10/25/2046	3,646,890
1,401,443	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19-2A (12 Month US Treasury Average + 1.25%, 1.25% Floor)	5.88%		01/25/2047	1,227,700
6,984,057	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A2	6.00%		04/25/2037	5,374,598
4,898,193	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A3	6.00%		04/25/2037	3,769,416
649,646	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-3-A6	6.00%		04/25/2037	539,067
51,544	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A11 (-6 x Secured Overnight Financing Rate 1 Month + 38.79%, 39.48% Cap)	6.87	%(j)	06/25/2037	46,650
6,296,212	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A3	7.00%		06/25/2037	4,917,290
4,446,337	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7-2A1	3.77	%(d)	07/25/2037	3,696,844
328,426	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	275,500
8,119	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	5.95	%(d)	08/25/2035	7,729
404,464	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	331,922
18,900	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	16,403

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $964,332,761)					776,702,765

US Corporate Bonds—15.8%
12,386,000	AbbVie, Inc.	4.70%		05/14/2045	10,564,241
1,865,000	Academy Ltd.	6.00	%(a)	11/15/2027	1,764,859
2,050,000	Acuris Finance, Inc.	5.00	%(a)	05/01/2028	1,688,769
200,000	Acushnet Company	7.38	%(a)	10/15/2028	201,750
1,670,000	AdaptHealth LLC	5.13	%(a)	03/01/2030	1,295,548
1,235,000	Advanced Drainage Systems, Inc.	5.00	%(a)	09/30/2027	1,155,039
610,000	Advanced Drainage Systems, Inc.	6.38	%(a)	06/15/2030	586,567
1,105,000	AEP Transmission Company LLC	5.40%		03/15/2053	1,029,458
765,000	Aethon United Finance Corporation	8.25	%(a)	02/15/2026	759,699
3,245,000	Agree LP	2.60%		06/15/2033	2,375,994
3,596,000	Air Lease Corporation	1.88%		08/15/2026	3,196,895
286,000	Air Methods Corporation	8.00	%(a)(f)	05/15/2025	2,145
4,870,000	Alexandria Real Estate Equities, Inc.	3.00%		05/18/2051	2,755,319
1,215,000	Alexandria Real Estate Equities, Inc.	5.15%		04/15/2053	1,015,721

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,125,000	Alliant Holdings Intermediate LLC	6.75	%(a)	10/15/2027	1,047,439
1,120,000	Allied Universal Holdco LLC	6.63	%(a)	07/15/2026	1,062,779
975,000	Allied Universal Holdco LLC	6.00	%(a)	06/01/2029	728,342
385,000	AMC Entertainment Holdings, Inc.	7.50	%(a)	02/15/2029	268,027
1,990,000	American Airlines, Inc.	5.75	%(a)	04/20/2029	1,852,442
600,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	486,083
11,385,000	American Express Company	3.95%		08/01/2025	11,016,911
2,850,000	American Tower Corporation	5.55%		07/15/2033	2,718,844
5,780,000	Amgen, Inc.	5.25%		03/02/2030	5,649,271
4,485,000	Amgen, Inc.	5.75%		03/02/2063	4,141,165
1,040,000	AmWINS Group, Inc.	4.88	%(a)	06/30/2029	912,635
989,000	Antero Midstream Partners LP	5.75	%(a)	03/01/2027	944,840
995,000	Antero Resources Corporation	5.38	%(a)	03/01/2030	917,264
4,650,000	Anthem, Inc.	2.38%		01/15/2025	4,442,920
300,000	Ardagh Packaging Finance, Inc.	5.25	%(a)	04/30/2025	292,749
4,720,000	Arrow Electronics, Inc.	3.88%		01/12/2028	4,308,202
845,000	Ashton Woods Finance Company	4.63	%(a)	04/01/2030	692,638
885,000	ASP Unifrax Holdings, Inc.	5.25	%(a)	09/30/2028	631,633
1,015,000	AssuredPartners, Inc.	5.63	%(a)	01/15/2029	879,945
3,240,000	AT&T, Inc.	2.75%		06/01/2031	2,593,587
15,295,000	AT&T, Inc.	3.50%		09/15/2053	9,458,395
11,705,000	Athene Global Funding	5.91	%(a)(e)	08/19/2024	11,591,785
9,305,000	Aviation Capital Group LLC	1.95	%(a)	09/20/2026	8,129,994
3,700,000	Bank Leumi (Secured Overnight Financing Rate + 1.75%)	4.83%		07/22/2026	3,608,368
13,470,000	Bank of America Corporation (5 Year CMT Rate + 1.20%)	2.48%		09/21/2036	9,810,901
3,195,000	Bank of America Corporation (Secured Overnight Financing Rate + 1.11%)	3.84%		04/25/2025	3,150,240
4,985,000	Bank of America Corporation (Secured Overnight Financing Rate + 1.21%)	2.57%		10/20/2032	3,832,988
1,500,000	Bausch & Lomb Escrow Corporation	8.38	%(a)	10/01/2028	1,506,330
585,000	Bausch Health Companies, Inc.	6.13	%(a)	02/01/2027	364,775
1,290,000	Bausch Health Companies, Inc.	4.88	%(a)	06/01/2028	735,779

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
467,000	Bausch Health Companies, Inc.	11.00	%(a)	09/30/2028	318,004
93,000	Bausch Health Companies, Inc.	14.00	%(a)	10/15/2030	55,363
1,140,000	BCPE Empire Holdings, Inc.	7.63	%(a)	05/01/2027	1,084,106
1,135,000	Beacon Roofing Supply, Inc.	6.50	%(a)	08/01/2030	1,101,154
5,260,000	Becton Dickinson & Company	4.69%		02/13/2028	5,101,865
4,540,000	Berkshire Hathaway Finance Corporation	2.85%		10/15/2050	2,828,927
3,190,000	Berkshire Hathaway Finance Corporation	3.85%		03/15/2052	2,381,563
3,650,000	Berry Global, Inc.	1.65%		01/15/2027	3,141,189
9,560,000	BlackRock, Inc.	4.75%		05/25/2033	8,979,358
6,384,000	Boeing Company	2.95%		02/01/2030	5,376,374
4,155,000	Boeing Company	3.75%		02/01/2050	2,827,431
125,000	Boxer Parent Company, Inc.	7.13	%(a)	10/02/2025	124,528
5,755,000	BP Capital Markets America, Inc.	4.89%		09/11/2033	5,405,984
3,510,000	BP Capital Markets America, Inc.	2.94%		06/04/2051	2,146,822
2,115,000	Brighthouse Financial Global Funding	1.00	%(a)	04/12/2024	2,058,609
3,135,000	Brighthouse Financial Global Funding	2.00	%(a)	06/28/2028	2,595,567
10,145,000	Broadcom, Inc.	3.42	%(a)	04/15/2033	8,118,618
7,675,000	Broadcom, Inc.	3.19	%(a)	11/15/2036	5,513,642
9,980,000	Brooklyn Union Gas Company	4.49	%(a)	03/04/2049	7,055,966
1,270,000	Builders FirstSource, Inc.	4.25	%(a)	02/01/2032	1,042,969
3,965,000	Burlington Northern Santa Fe LLC	5.20%		04/15/2054	3,638,098
1,495,000	Caesars Entertainment, Inc.	4.63	%(a)	10/15/2029	1,268,111
70,000	Caesars Entertainment, Inc.	7.00	%(a)	02/15/2030	68,189
1,100,000	Callon Petroleum Company	7.50	%(a)	06/15/2030	1,067,937
890,000	Calpine Corporation	4.50	%(a)	02/15/2028	803,017
555,000	Calpine Corporation	5.13	%(a)	03/15/2028	494,829
600,000	Calpine Corporation	4.63	%(a)	02/01/2029	503,260
2,635,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.16%)	4.99%		07/24/2026	2,557,707
1,915,000	Carnival Corporation	5.75	%(a)	03/01/2027	1,735,161
1,465,000	Carnival Corporation	9.88	%(a)	08/01/2027	1,530,471

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
830,000	Carnival Corporation	7.00	%(a)	08/15/2029	819,224
349,000	Castle US Holding Corporation	9.50	%(a)	02/15/2028	188,793
650,000	Catalent Pharma Solutions, Inc.	3.50	%(a)	04/01/2030	536,013
2,520,000	CCO Holdings LLC	4.75	%(a)	03/01/2030	2,118,555
1,275,000	CCO Holdings LLC	4.50	%(a)	08/15/2030	1,048,201
1,200,000	CCO Holdings LLC	4.75	%(a)	02/01/2032	961,338
565,000	CCO Holdings LLC	4.25	%(a)	01/15/2034	416,590
1,830,000	Cedar Fair LP	5.25%		07/15/2029	1,592,613
86,000	Cengage Learning, Inc.	9.50	%(a)	06/15/2024	86,587
9,845,000	Centene Corporation	2.50%		03/01/2031	7,574,631
910,000	Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.	8.00	%(a)	06/15/2029	907,452
6,180,000	CF Industries, Inc.	5.38%		03/15/2044	5,293,507
5,701,000	Charter Communications Operating LLC	4.91%		07/23/2025	5,572,609
6,490,000	Charter Communications Operating LLC	3.50%		03/01/2042	4,014,822
6,090,000	Cheniere Energy, Inc.	4.63%		10/15/2028	5,605,031
1,219,000	Chesapeake Energy Corporation	5.88	%(a)	02/01/2029	1,148,130
2,165,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.69%)	2.01%		01/25/2026	2,045,105
2,255,000	Citigroup, Inc. (Secured Overnight Financing Rate + 1.28%)	3.07%		02/24/2028	2,046,319
770,000	Civitas Resources, Inc.	8.38	%(a)	07/01/2028	784,437
1,245,000	Clarios Global LP	6.75	%(a)	05/15/2028	1,216,819
770,000	Clarivate Science Holdings Corporation	4.88	%(a)	07/01/2029	657,247
460,000	Clean Harbors, Inc.	5.13	%(a)	07/15/2029	423,720
410,000	Clear Channel Outdoor Holdings, Inc.	9.00	%(a)	09/15/2028	406,482
465,000	Clear Channel Outdoor Holdings, Inc.	7.50	%(a)	06/01/2029	356,262
1,265,000	Clearway Energy Operating LLC	4.75	%(a)	03/15/2028	1,132,706
1,185,000	CNX Midstream Partners LP	4.75	%(a)	04/15/2030	987,834
1,210,000	CNX Resources Corporation	6.00	%(a)	01/15/2029	1,131,790
3,305,000	Comcast Corporation	3.95%		10/15/2025	3,207,454
6,015,000	Comcast Corporation	3.40%		04/01/2030	5,308,662
725,000	CommScope Technologies LLC	5.00	%(a)	03/15/2027	412,630

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
855,000	CommScope, Inc.	4.75	%(a)	09/01/2029	630,015
805,000	Community Health Systems, Inc.	6.00	%(a)	01/15/2029	650,976
1,110,000	Community Health Systems, Inc.	4.75	%(a)	02/15/2031	787,101
745,000	Consolidated Communications, Inc.	5.00	%(a)	10/01/2028	554,183
3,495,000	Constellation Brands, Inc.	3.15%		08/01/2029	3,064,716
2,995,000	Constellation Brands, Inc.	2.88%		05/01/2030	2,515,884
763,000	Cornerstone Building Brands, Inc.	6.13	%(a)	01/15/2029	579,326
4,595,000	Corporate Office Properties LP	2.90%		12/01/2033	3,227,847
740,000	Coty, Inc.	6.50	%(a)	04/15/2026	737,044
1,240,000	Coty, Inc.	5.00	%(a)	04/15/2026	1,192,545
590,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC	6.63	%(a)	07/15/2030	576,707
3,085,000	CQP Holdco LP	5.50	%(a)	06/15/2031	2,737,947
11,945,000	Crown Castle International Corporation	3.65%		09/01/2027	10,974,721
1,185,000	CSC Holdings LLC	6.50	%(a)	02/01/2029	983,065
1,315,000	CSC Holdings LLC	5.75	%(a)	01/15/2030	738,722
1,050,000	CSI Compressco LP	7.50	%(a)	04/01/2025	1,022,322
14,115,000	CSX Corporation	3.80%		11/01/2046	10,346,490
680,000	CVR Nitrogen Finance Corporation	6.13	%(a)	06/15/2028	611,822
3,105,000	CVS Health Corporation	5.13%		02/21/2030	2,987,661
5,655,000	CVS Health Corporation	5.30%		06/01/2033	5,359,847
5,825,000	CVS Health Corporation	5.88%		06/01/2053	5,391,277
410,000	Dana, Inc.	5.38%		11/15/2027	379,780
965,000	Dana, Inc.	5.63%		06/15/2028	884,340
285,000	Dana, Inc.	4.25%		09/01/2030	229,083
547,000	Dealer Tire LLC	8.00	%(a)	02/01/2028	513,474
3,000,000	Digital Realty Trust LP	3.60%		07/01/2029	2,652,989
860,000	DirectTV Financing LLC	5.88	%(a)	08/15/2027	761,487
390,000	DISH DBS Corporation	5.88%		11/15/2024	363,629
1,275,000	DISH DBS Corporation	5.75	%(a)	12/01/2028	982,547
660,000	DISH DBS Corporation	5.13%		06/01/2029	366,877

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,180,000	Dollar General Corporation	4.25%		09/20/2024	3,126,191
10,358,000	Dollar Tree, Inc.	4.00%		05/15/2025	10,029,494
1,570,000	Dollar Tree, Inc.	3.38%		12/01/2051	929,264
905,000	Dornoch Debt Merger Sub, Inc.	6.63	%(a)	10/15/2029	749,260
5,585,000	DTE Energy Company	4.22	%(i)	11/01/2024	5,482,910
11,800,000	DTE Energy Company	4.88%		06/01/2028	11,412,243
4,400,000	DTE Energy Company	2.95%		03/01/2030	3,691,337
1,265,000	Duke Energy Carolinas LLC	2.85%		03/15/2032	1,033,500
1,805,000	Duke Energy Corporation	4.30%		03/15/2028	1,712,692
7,600,000	Duke Energy Corporation	3.95%		08/15/2047	5,371,070
2,075,000	Dun & Bradstreet Corporation	5.00	%(a)	12/15/2029	1,791,488
3,000,000	Eaton Corporation	4.35%		05/18/2028	2,888,437
1,435,000	Elevance Health, Inc.	4.55%		05/15/2052	1,162,865
596,000	Embarq Corporation	8.00%		06/01/2036	336,683
620,000	Encompass Health Corporation	4.50%		02/01/2028	565,615
215,000	Encompass Health Corporation	4.75%		02/01/2030	190,515
1,430,000	Encompass Health Corporation	4.63%		04/01/2031	1,213,968
495,000	Endo Luxembourg Finance Company SARL	6.13	%(a)	04/01/2029	352,410
520,000	Energizer Holdings, Inc.	6.50	%(a)	12/31/2027	490,038
5,905,000	Energy Transfer LP	4.75%		01/15/2026	5,747,705
3,390,000	Energy Transfer LP	4.40%		03/15/2027	3,214,717
6,675,000	Energy Transfer LP	5.00%		05/15/2044	5,226,838
3,785,000	Entergy Corporation	2.80%		06/15/2030	3,143,585
1,235,000	EQM Midstream Partners LP	4.75	%(a)	01/15/2031	1,064,439
6,285,000	Equinix, Inc.	1.80%		07/15/2027	5,431,565
485,000	EverArc Escrow SARL	5.00	%(a)	10/30/2029	389,256
3,710,000	Exelon Corporation	5.15%		03/15/2028	3,643,339
2,330,000	Exelon Corporation	4.10%		03/15/2052	1,688,530
2,635,000	Expedia Group, Inc.	5.00%		02/15/2026	2,581,574
5,261,000	Expedia Group, Inc.	3.80%		02/15/2028	4,810,125

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,529,000	Expedia Group, Inc.	3.25%		02/15/2030	1,294,209
968,000	Expedia Group, Inc.	2.95%		03/15/2031	780,658
5,580,000	Exxon Mobil Corporation	4.23%		03/19/2040	4,758,055
990,000	Ferrellgas LP	5.38	%(a)	04/01/2026	929,045
1,085,000	Fertitta Entertainment LLC	6.75	%(a)	01/15/2030	885,680
4,065,000	Ford Motor Company	3.25%		02/12/2032	3,136,730
1,600,000	Ford Motor Credit Company LLC	4.39%		01/08/2026	1,511,839
1,200,000	Ford Motor Credit Company LLC	4.95%		05/28/2027	1,127,728
1,670,000	Ford Motor Credit Company LLC	3.63%		06/17/2031	1,351,193
6,550,000	Fortinet, Inc.	1.00%		03/15/2026	5,848,834
1,295,000	Fortrea Holdings, Inc.	7.50	%(a)	07/01/2030	1,261,673
845,000	Fortress Transportation and Infrastructure Investors LLC	5.50	%(a)	05/01/2028	766,987
390,000	Frontier Communications Holdings LLC	5.88	%(a)	10/15/2027	355,063
800,000	Frontier Communications Holdings LLC	5.00	%(a)	05/01/2028	684,054
515,392	Frontier Communications Holdings LLC	5.88%		11/01/2029	376,985
430,000	Full House Resorts, Inc.	8.25	%(a)	02/15/2028	376,813
980,000	Gap, Inc.	3.88	%(a)	10/01/2031	689,713
6,415,000	General Motors Financial Company, Inc.	2.40%		10/15/2028	5,322,144
7,365,000	General Motors Financial Company, Inc.	3.10%		01/12/2032	5,702,779
6,360,000	Georgia Power Company	2.20%		09/15/2024	6,135,551
14,594,000	Georgia Power Company	3.25%		03/15/2051	9,272,904
3,415,000	Gilead Sciences, Inc.	5.55%		10/15/2053	3,285,846
1,955,000	Global Access, Inc.	5.00	%(a)	07/15/2029	1,684,975
5,670,000	Global Payments, Inc.	4.95%		08/15/2027	5,452,768
4,340,000	Goldman Sachs Group, Inc. (Secured Overnight Financing Rate + 0.82%)	6.17%		09/10/2027	4,262,521
13,448,000	Goldman Sachs Group, Inc. (Secured Overnight Financing Rate 3 Month + 1.43%)	6.80%		05/15/2026	13,535,911
1,160,000	Goodyear Tire & Rubber Company	5.25%		07/15/2031	960,985
470,000	GrafTech Finance, Inc.	4.63	%(a)	12/15/2028	363,907
1,105,000	Griffon Corporation	5.75%		03/01/2028	1,004,295
695,000	Group 1 Automotive, Inc.	4.00	%(a)	08/15/2028	604,074

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
635,971	Gulfport Energy Corporation	8.00	%(a)	05/17/2026	637,329
2,450,000	Halliburton Company	4.85%		11/15/2035	2,205,768
8,750,000	HCA, Inc.	5.38%		02/01/2025	8,661,959
5,520,000	HCA, Inc.	4.13%		06/15/2029	4,999,727
4,805,000	Health Care Service Corporation and Mutual Legal Reserve Company	3.20	%(a)	06/01/2050	3,072,813
1,580,000	Helios Software Holdings, Inc.	4.63	%(a)	05/01/2028	1,363,840
370,000	Hertz Corporation	5.00	%(a)	12/01/2029	290,193
1,075,000	Hess Midstream Operations LP	5.13	%(a)	06/15/2028	989,962
1,710,000	Hess Midstream Operations LP	4.25	%(a)	02/15/2030	1,443,938
1,355,000	Hess Midstream Operations LP	5.50	%(a)	10/15/2030	1,232,759
4,410,000	Hewlett Packard Enterprise Company	5.90%		10/01/2024	4,407,636
760,000	H-Food Holdings LLC	8.50	%(a)	06/01/2026	190,908
975,000	Hightower Holding LLC	6.75	%(a)	04/15/2029	838,330
1,282,000	Hilcorp Energy LP	6.25	%(a)	11/01/2028	1,203,433
315,000	Hilcorp Energy LP	5.75	%(a)	02/01/2029	284,783
7,239,000	Host Hotels & Resorts LP	2.90%		12/15/2031	5,569,826
670,000	HUB International Ltd.	7.25	%(a)	06/15/2030	669,504
11,610,000	Hyundai Capital America	2.65	%(a)	02/10/2025	11,094,235
1,045,000	Icahn Enterprises LP	5.25%		05/15/2027	919,762
230,000	iHeartCommunications, Inc.	8.38%		05/01/2027	165,313
595,000	iHeartCommunications, Inc.	5.25	%(a)	08/15/2027	472,458
865,000	II-VI, Inc.	5.00	%(a)	12/15/2029	751,175
960,000	Illuminate Buyer LLC	9.00	%(a)	07/01/2028	907,847
1,435,000	Installed Building Products, Inc.	5.75	%(a)	02/01/2028	1,322,693
5,645,000	Intuit, Inc.	5.50%		09/15/2053	5,420,036
7,655,000	Invitation Homes Operating Partnership LP	5.45%		08/15/2030	7,296,096
5,111,000	Invitation Homes Operating Partnership LP	2.70%		01/15/2034	3,738,985
1,175,000	Iron Mountain, Inc.	7.00	%(a)	02/15/2029	1,150,258
735,000	Iron Mountain, Inc.	4.50	%(a)	02/15/2031	605,345
4,165,000	Jacobs Engineering Group, Inc.	5.90%		03/01/2033	3,950,926

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
700,000	JELD-WEN, Inc.	4.88	%(a)	12/15/2027	618,422
5,850,000	John Deere Capital Corporation	4.70%		06/10/2030	5,628,327
4,420,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 0.92%)	2.60%		02/24/2026	4,209,397
5,210,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.02%)	2.07%		06/01/2029	4,392,830
7,100,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.26%)	2.96%		01/25/2033	5,654,641
1,295,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.99%)	4.85%		07/25/2028	1,248,646
7,900,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 2.04%)	2.52%		04/22/2031	6,407,332
7,365,000	JPMorgan Chase & Company (Secured Overnight Financing Rate 3 Month + 1.25%)	2.58%		04/22/2032	5,813,174
9,444,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	9,731,048
1,300,000	Leeward Renewable Energy Operations LLC	4.25	%(a)	07/01/2029	1,070,111
745,000	Legacy LifePoint Health LLC	4.38	%(a)	02/15/2027	641,609
1,015,000	Legends Hospitality Holding Company LLC	5.00	%(a)	02/01/2026	995,832
530,000	Level 3 Financing, Inc.	3.75	%(a)	07/15/2029	296,989
799,000	Level 3 Financing, Inc.	10.50	%(a)	05/15/2030	804,979
870,000	LFS Topco LLC	5.88	%(a)	10/15/2026	746,517
375,000	LifePoint Health, Inc.	5.38	%(a)	01/15/2029	262,315
335,000	Lions Gate Capital Holdings LLC	5.50	%(a)	04/15/2029	221,364
3,760,000	Lowe’s Companies, Inc.	4.40%		09/08/2025	3,676,973
3,775,000	Lowe’s Companies, Inc.	5.63%		04/15/2053	3,434,407
975,000	LSF9 Atlantis Holdings LLC	7.75	%(a)	02/15/2026	886,764
535,000	Lumen Technologies, Inc.	4.00	%(a)	02/15/2027	353,006
1,235,000	M/I Homes, Inc.	4.95%		02/01/2028	1,114,550
565,000	Macy’s Retail Holdings LLC	5.88	%(a)	04/01/2029	495,248
1,030,000	Madison IAQ LLC	4.13	%(a)	06/30/2028	890,086
1,010,000	Madison IAQ LLC	5.88	%(a)	06/30/2029	814,547
4,829,000	Marathon Petroleum Corporation	5.13%		12/15/2026	4,754,215
5,880,000	Marriott International, Inc.	3.13%		06/15/2026	5,499,744
7,175,000	Marriott International, Inc.	2.75%		10/15/2033	5,418,207
13,901,000	Marvell Technology, Inc.	2.95%		04/15/2031	11,256,310
6,750,000	Massachusetts Mutual Life Insurance Company	3.20	%(a)	12/01/2061	3,808,303

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,085,000	Match Group Holdings LLC	5.00	%(a)	12/15/2027	1,001,967
6,465,000	McDonald’s Corporation	4.45%		03/01/2047	5,273,363
1,085,000	McGraw-Hill Education, Inc.	5.75	%(a)	08/01/2028	937,505
1,700,000	Medline Borrower LP	5.25	%(a)	10/01/2029	1,471,361
4,105,000	Merck & Company, Inc.	4.50%		05/17/2033	3,843,493
6,260,000	Meta Platforms, Inc.	3.85%		08/15/2032	5,556,940
6,820,000	Meta Platforms, Inc.	4.45%		08/15/2052	5,403,225
1,130,000	Metis Merger Sub LLC	6.50	%(a)	05/15/2029	955,908
5,880,000	MetLife, Inc.	5.25%		01/15/2054	5,256,666
830,000	Michaels Companies, Inc.	5.25	%(a)	05/01/2028	663,822
660,000	Michaels Companies, Inc.	7.88	%(a)	05/01/2029	431,793
1,238,000	Midwest Gaming Borrower LLC	4.88	%(a)	05/01/2029	1,055,469
1,055,000	Minerva Merger Sub, Inc.	6.50	%(a)	02/15/2030	883,713
1,480,000	ModivCare Escrow Issuer, Inc.	5.00	%(a)	10/01/2029	1,064,386
3,960,000	Monongahela Power Company	5.40	%(a)	12/15/2043	3,508,507
2,430,000	Morgan Stanley (Secured Overnight Financing Rate + 1.29%)	2.94%		01/21/2033	1,914,482
13,579,000	Morgan Stanley (Secured Overnight Financing Rate + 1.36%)	2.48%		09/16/2036	9,873,612
4,590,000	Morgan Stanley (Secured Overnight Financing Rate + 1.61%)	4.21%		04/20/2028	4,317,388
4,330,000	Morgan Stanley (Secured Overnight Financing Rate + 1.67%)	4.68%		07/17/2026	4,219,133
342,000	Moss Creek Resources Holdings, Inc.	7.50	%(a)	01/15/2026	331,684
940,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	848,632
1,020,000	Nabors Industries Ltd.	7.25	%(a)	01/15/2026	986,748
1,460,000	Nationstar Mortgage Holdings, Inc.	5.75	%(a)	11/15/2031	1,209,759
955,000	Navient Corporation	5.00%		03/15/2027	859,419
1,185,000	NCL Corporation Ltd.	5.88	%(a)	03/15/2026	1,095,418
830,000	NCL Corporation Ltd.	8.38	%(a)	02/01/2028	842,672
6,163,000	NetApp, Inc.	1.88%		06/22/2025	5,766,167
2,670,000	Netflix, Inc.	4.88%		04/15/2028	2,589,880
505,000	News Corporation	5.13	%(a)	02/15/2032	441,754
4,950,000	NextEra Energy Capital Holdings, Inc.	4.26%		09/01/2024	4,871,709

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
795,000	NGL Energy Operating LLC	7.50	%(a)	02/01/2026	786,977
410,000	NGL Energy Partners LP	7.50%		04/15/2026	396,673
2,988,000	NGPL PipeCo LLC	3.25	%(a)	07/15/2031	2,379,442
2,400,000	Northern States Power Company	5.10%		05/15/2053	2,153,051
1,000,000	Novelis Corporation	4.75	%(a)	01/30/2030	866,790
3,545,000	NRG Energy, Inc.	2.00	%(a)	12/02/2025	3,209,711
1,765,000	NRG Energy, Inc.	3.63	%(a)	02/15/2031	1,341,030
1,650,000	NuStar Logistics LP	6.00%		06/01/2026	1,602,501
1,260,000	Oasis Petroleum, Inc.	6.38	%(a)	06/01/2026	1,236,703
5,450,000	Occidental Petroleum Corporation	6.63%		09/01/2030	5,528,153
860,000	Olympus Water US Holding Corporation	4.25	%(a)	10/01/2028	701,992
550,000	Olympus Water US Holding Corporation	6.25	%(a)	10/01/2029	425,668
850,000	OneMain Finance Corporation	6.88%		03/15/2025	844,070
280,000	OneMain Finance Corporation	7.13%		03/15/2026	274,511
825,000	OneMain Finance Corporation	5.38%		11/15/2029	691,928
3,330,000	ONEOK, Inc.	3.40%		09/01/2029	2,892,039
3,265,000	Oracle Corporation	6.25%		11/09/2032	3,307,114
2,280,000	Oracle Corporation	3.80%		11/15/2037	1,740,542
8,865,000	Oracle Corporation	3.85%		04/01/2060	5,641,970
1,455,000	Organon & Company	5.13	%(a)	04/30/2031	1,167,991
1,320,000	Owens & Minor, Inc.	6.63	%(a)	04/01/2030	1,173,058
6,272,000	Owens Corning	4.40%		01/30/2048	4,796,306
5,980,000	Pacific Gas and Electric Company	6.10%		01/15/2029	5,845,479
7,693,000	Pacific Gas and Electric Company	2.50%		02/01/2031	5,858,225
6,122,000	Packaging Corporation of America	3.40%		12/15/2027	5,648,543
1,015,000	Pactiv Evergreen Group Issuer LLC	4.38	%(a)	10/15/2028	881,776
875,000	Park Intermediate Holdings LLC	4.88	%(a)	05/15/2029	741,261
2,725,000	Parker-Hannifin Corporation	4.25%		09/15/2027	2,604,611
525,000	PBF Holding Company LLC	6.00%		02/15/2028	495,645
230,000	PECF USS Intermediate Holding Corporation	8.00	%(a)	11/15/2029	125,097

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
385,000	Penn National Gaming, Inc.	5.63	%(a)	01/15/2027	362,474
470,000	Penn National Gaming, Inc.	4.13	%(a)	07/01/2029	384,648
1,575,000	PennyMac Financial Services, Inc.	4.25	%(a)	02/15/2029	1,275,784
4,190,000	Penske Truck Leasing Company LP	5.75	%(a)	05/24/2026	4,130,463
5,300,000	Penske Truck Leasing Company LP	4.20	%(a)	04/01/2027	4,939,847
3,555,000	PepsiCo, Inc.	3.60%		02/18/2028	3,366,508
1,175,000	Performance Food Group, Inc.	4.25	%(a)	08/01/2029	1,016,455
1,220,000	Permian Resources Operating LLC	7.00	%(a)	01/15/2032	1,204,436
1,345,000	PetSmart, Inc.	7.75	%(a)	02/15/2029	1,254,863
4,390,000	Pfizer Investment Enterprises Pte Ltd.	4.75%		05/19/2033	4,151,529
12,835,000	Philip Morris International, Inc.	5.50%		09/07/2030	12,486,832
1,465,000	Phillips 66	4.95%		12/01/2027	1,436,501
1,200,000	Pike Corporation	5.50	%(a)	09/01/2028	1,051,045
430,000	Post Holdings, Inc.	5.50	%(a)	12/15/2029	390,311
303,000	Post Holdings, Inc.	4.63	%(a)	04/15/2030	259,838
690,000	Premier Entertainment Sub LLC	5.63	%(a)	09/01/2029	532,125
545,000	Prime Security Services Borrower LLC	6.25	%(a)	01/15/2028	505,389
340,000	Radiate Holdco LLC	4.50	%(a)	09/15/2026	258,815
330,000	Radiology Partners, Inc.	9.25	%(a)	02/01/2028	130,843
725,000	Realogy Group LLC	5.25	%(a)	04/15/2030	504,308
2,865,000	Regal Rexnord Corporation	6.05	%(a)	02/15/2026	2,834,342
530,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.	9.75	%(a)	12/01/2026	513,853
445,000	Rent-A-Center, Inc.	6.38	%(a)	02/15/2029	395,434
985,000	Roller Bearing Company of America, Inc.	4.38	%(a)	10/15/2029	848,491
1,475,000	Royal Caribbean Cruises Ltd.	5.50	%(a)	08/31/2026	1,393,529
205,000	Royal Caribbean Cruises Ltd.	7.25	%(a)	01/15/2030	203,410
7,545,000	Royalty Pharma PLC	2.15%		09/02/2031	5,650,144
8,060,000	Royalty Pharma PLC	3.30%		09/02/2040	5,283,457
580,000	RP Escrow Issuer LLC	5.25	%(a)	12/15/2025	421,617
700,000	Ryan Specialty LLC	4.38	%(a)	02/01/2030	610,451

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,975,000	Ryder System, Inc.	5.65%		03/01/2028	5,919,140
4,293,000	Sabine Pass Liquefaction LLC	5.00%		03/15/2027	4,166,808
1,595,000	Sabra Health Care LP	3.20%		12/01/2031	1,195,116
1,705,000	San Diego Gas & Electric Company	5.35%		04/01/2053	1,552,484
2,360,000	Santander Holdings USA, Inc. (Secured Overnight Financing Rate + 1.25%)	2.49%		01/06/2028	2,050,534
3,025,000	Santander Holdings USA, Inc. (Secured Overnight Financing Rate + 2.36%)	6.50%		03/09/2029	2,952,217
880,000	Schweitzer-Mauduit International, Inc.	6.88	%(a)	10/01/2026	804,065
1,535,000	Scientific Games Holdings LP	6.63	%(a)	03/01/2030	1,325,948
625,000	Scientific Games International, Inc.	7.25	%(a)	11/15/2029	613,187
870,000	Scotts Miracle-Gro Company	4.50%		10/15/2029	712,243
580,000	Scripps Escrow, Inc.	3.88	%(a)	01/15/2029	436,820
1,075,000	Select Medical Corporation	6.25	%(a)	08/15/2026	1,051,206
1,100,000	Sirius XM Radio, Inc.	5.50	%(a)	07/01/2029	974,227
690,000	Sirius XM Radio, Inc.	4.13	%(a)	07/01/2030	553,221
245,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corporation	7.88	%(a)	11/01/2028	245,766
10,808,000	Smithfield Foods, Inc.	4.25	%(a)	02/01/2027	9,996,117
1,640,000	Sonic Automotive, Inc.	4.63	%(a)	11/15/2029	1,361,698
4,765,000	Southern Company (5 Year CMT Rate + 2.92%)	3.75%		09/15/2051	4,167,932
4,595,000	Southwestern Electric Power Company	3.25%		11/01/2051	2,766,285
1,350,000	Southwestern Energy Company	4.75%		02/01/2032	1,160,147
1,230,000	Spectrum Brands, Inc.	5.00	%(a)	10/01/2029	1,115,961
975,000	SRS Distribution, Inc.	4.63	%(a)	07/01/2028	843,598
745,000	SRS Distribution, Inc.	6.13	%(a)	07/01/2029	635,209
1,480,000	Standard Industries, Inc.	4.38	%(a)	07/15/2030	1,227,281
580,000	Staples, Inc.	7.50	%(a)	04/15/2026	477,870
305,000	Staples, Inc.	10.75	%(a)	04/15/2027	179,500
950,000	Station Casinos LLC	4.63	%(a)	12/01/2031	760,939
1,135,000	Suburban Propane Partners LP	5.00	%(a)	06/01/2031	948,832
1,550,000	SunCoke Energy, Inc.	4.88	%(a)	06/30/2029	1,318,988
635,000	Sunoco LP	6.00%		04/15/2027	616,124

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
475,000	Sunoco LP	4.50%		05/15/2029	417,426
510,000	SWF Escrow Issuer Corporation	6.50	%(a)	10/01/2029	326,907
9,915,000	Synchrony Financial	3.95%		12/01/2027	8,722,110
950,000	Tenet Healthcare Corporation	6.25%		02/01/2027	920,140
835,000	Tenet Healthcare Corporation	6.13%		10/01/2028	784,633
1,500,000	Tenet Healthcare Corporation	6.13%		06/15/2030	1,408,199
1,710,000	Texas Instruments, Inc.	5.00%		03/14/2053	1,550,972
4,310,000	The Interpublic Group of Companies, Inc.	5.40%		10/01/2048	3,680,925
6,395,000	T-Mobile USA, Inc.	2.25%		02/15/2026	5,892,703
2,885,000	T-Mobile USA, Inc.	4.75%		02/01/2028	2,768,179
6,410,000	T-Mobile USA, Inc.	3.40%		10/15/2052	4,007,449
945,000	Townsquare Media, Inc.	6.88	%(a)	02/01/2026	893,593
1,720,000	TransDigm, Inc.	5.50%		11/15/2027	1,612,233
2,050,000	TransDigm, Inc.	6.88	%(a)	12/15/2030	2,012,524
1,248,750	Transocean Poseidon Ltd.	6.88	%(a)	02/01/2027	1,230,731
665,000	Trident TPI Holdings, Inc.	12.75	%(a)	12/31/2028	695,756
595,000	Triton Water Holdings, Inc.	6.25	%(a)	04/01/2029	487,115
5,290,000	Truist Financial Corporation (Secured Overnight Financing Rate + 1.44%)	4.87%		01/26/2029	4,967,686
1,255,000	United Airlines, Inc.	4.63	%(a)	04/15/2029	1,080,022
770,000	United Natural Foods, Inc.	6.75	%(a)	10/15/2028	588,011
7,215,000	UnitedHealth Group, Inc.	5.05%		04/15/2053	6,461,061
2,645,000	UnitedHealth Group, Inc.	4.95%		05/15/2062	2,283,926
430,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	10.50	%(a)	02/15/2028	421,584
1,000,000	Univision Communications, Inc.	4.50	%(a)	05/01/2029	815,309
1,260,000	US Foods, Inc.	7.25	%(a)	01/15/2032	1,260,302
940,000	Venture Global LNG, Inc.	8.13	%(a)	06/01/2028	931,421
600,000	Venture Global LNG, Inc.	8.38	%(a)	06/01/2031	590,425
4,425,000	Veralto Corporation	5.35	%(a)	09/18/2028	4,377,130
2,420,000	Verizon Communications, Inc.	3.88%		03/01/2052	1,705,168
3,650,000	Viatris, Inc.	1.65%		06/22/2025	3,372,967

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
820,000	Victoria’s Secret Company	4.63	%(a)	07/15/2029	595,468
1,415,000	Viking Cruises Ltd.	5.88	%(a)	09/15/2027	1,292,928
1,210,000	Viking Cruises Ltd.	9.13	%(a)	07/15/2031	1,211,791
2,525,000	Virginia Electric and Power Company	3.75%		05/15/2027	2,384,771
315,000	Virtusa Corporation	7.13	%(a)	12/15/2028	254,761
765,000	Vistra Operations Company LLC	7.75	%(a)	10/15/2031	754,297
635,000	VT Topco, Inc.	8.50	%(a)	08/15/2030	629,637
1,660,000	WASH Multifamily Acquisition, Inc.	5.75	%(a)	04/15/2026	1,551,934
755,000	Weatherford International Ltd.	6.50	%(a)	09/15/2028	755,819
940,000	Weatherford International Ltd.	8.63	%(a)	04/30/2030	948,028
5,720,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.98%)	4.81%		07/25/2028	5,459,617
5,375,000	Wells Fargo & Company (Secured Overnight Financing Rate 3 Month + 1.43%)	3.20%		06/17/2027	4,993,273
6,085,000	Wells Fargo & Company (Secured Overnight Financing Rate 3 Month + 1.43%)	2.88%		10/30/2030	5,068,471
365,000	Wheel Pros, Inc.	6.50	%(a)	05/15/2029	122,731
10,811,000	Willis North America, Inc.	4.50%		09/15/2028	10,149,930
6,210,000	Workday, Inc.	3.70%		04/01/2029	5,635,955
1,020,000	WR Grace Holdings LLC	5.63	%(a)	08/15/2029	826,067
10,322,000	WRKCo, Inc.	3.75%		03/15/2025	10,025,043
1,215,000	Wyndham Hotels & Resorts, Inc.	4.38	%(a)	08/15/2028	1,092,343
1,270,000	XHR LP	4.88	%(a)	06/01/2029	1,080,865
1,510,000	XPO, Inc.	7.13	%(a)	06/01/2031	1,488,922

Total US Corporate Bonds (Cost $1,196,824,104)					1,043,451,278

US Government and Agency Mortgage Backed Obligations—19.3%
18,187,231	Federal National Mortgage Association, Pool MA5086	5.00%		07/01/2043	17,332,576
245,619	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G01840	5.00%		07/01/2035	241,155
132,726	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G04817	5.00%		09/01/2038	130,147
5,300,904	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08537	3.00%		07/01/2043	4,541,608
2,874,871	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08622	3.00%		01/01/2045	2,440,146
2,772,027	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08686	3.00%		01/01/2046	2,349,058

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,325,327	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08701	3.00%		04/01/2046	8,725,108
677,290	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08737	3.00%		12/01/2046	573,090
6,247,605	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G61645	4.00%		10/01/2048	5,661,995
920,409	Federal Home Loan Mortgage Corporation Pass-Thru, Pool N70081	5.50%		07/01/2038	891,794
5,100,173	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q33789	3.50%		06/01/2045	4,499,573
11,989,758	Federal Home Loan Mortgage Corporation Pass-Thru, Pool QE7537	4.50%		08/01/2052	11,020,602
25,098,145	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA7672	4.50%		07/01/2052	23,076,263
15,120,666	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0035	3.00%		04/01/2047	12,846,109
8,035,043	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0699	2.00%		11/01/2050	6,303,615
28,639,627	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD1966	4.00%		11/01/2052	25,534,795
60,923,996	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD7538	2.00%		04/01/2051	47,638,963
797,295	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60854	3.50%		09/01/2042	684,142
139,287	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U60299	4.00%		11/01/2040	127,149
3,589,873	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V83144	4.00%		04/01/2047	3,263,763
11,006,538	Federal Home Loan Mortgage Corporation Pass-Thru, Pool ZT1827	3.00%		07/01/2047	9,304,026
30,157	Federal Home Loan Mortgage Corporation REMICS, Series 2692-SC (-2 x Secured Overnight Financing Rate 30 Day Average + 13.06%, 13.29% Cap)	2.43	%(j)	07/15/2033	28,020
808,277	Federal Home Loan Mortgage Corporation REMICS, Series 2722-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 9.76%, 9.89% Cap)	3.86	%(j)	12/15/2033	776,891
33,072	Federal Home Loan Mortgage Corporation REMICS, Series 2750-ZT	5.00%		02/15/2034	32,313
75,609	Federal Home Loan Mortgage Corporation REMICS, Series 3002-SN (-1 x Secured Overnight Financing Rate 30 Day Average + 6.39%, 6.50% Cap)	1.07	%(h)(j)	07/15/2035	4,149
37,373	Federal Home Loan Mortgage Corporation REMICS, Series 3045-DI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.62%, 6.73% Cap)	1.30	%(h)(j)	10/15/2035	2,449
122,220	Federal Home Loan Mortgage Corporation REMICS, Series 3116-Z	5.50%		02/15/2036	120,504
8,674	Federal Home Loan Mortgage Corporation REMICS, Series 3117-ZN	4.50%		02/15/2036	8,001
137,358	Federal Home Loan Mortgage Corporation REMICS, Series 3203-ZC	5.00%		07/15/2036	132,659
37,415	Federal Home Loan Mortgage Corporation REMICS, Series 3275-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 5.97%, 6.08% Cap)	0.65	%(h)(j)	02/15/2037	1,830
90,707	Federal Home Loan Mortgage Corporation REMICS, Series 3382-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.57	%(h)(j)	11/15/2037	3,902
114,296	Federal Home Loan Mortgage Corporation REMICS, Series 3384-S (-1 x Secured Overnight Financing Rate 30 Day Average + 6.28%, 6.39% Cap)	0.96	%(h)(j)	11/15/2037	4,672
55,978	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SX (-1 x Secured Overnight Financing Rate 30 Day Average + 6.07%, 6.18% Cap)	0.75	%(h)(j)	02/15/2038	2,656
14,255	Federal Home Loan Mortgage Corporation REMICS, Series 3423-GS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.54%, 5.65% Cap)	0.22	%(h)(j)	03/15/2038	525
14,255	Federal Home Loan Mortgage Corporation REMICS, Series 3423-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 5.54%, 5.65% Cap)	0.22	%(h)(j)	03/15/2038	507
57,036	Federal Home Loan Mortgage Corporation REMICS, Series 3524-LB	3.35	%(d)(h)(k)	06/15/2038	52,045

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
32,876	Federal Home Loan Mortgage Corporation REMICS, Series 3562-WS (-1 x Secured Overnight Financing Rate 30 Day Average + 4.84%, 4.95% Cap)	0.00	%(h)(j)	08/15/2039	859
104,971	Federal Home Loan Mortgage Corporation REMICS, Series 3582-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.57	%(h)(j)	10/15/2049	6,322
84,831	Federal Home Loan Mortgage Corporation REMICS, Series 3616-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 6.24%, 6.35% Cap)	0.92	%(h)(j)	03/15/2032	2,910
412,595	Federal Home Loan Mortgage Corporation REMICS, Series 3626-AZ	5.50%		08/15/2036	406,771
156,553	Federal Home Loan Mortgage Corporation REMICS, Series 3666-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 5.66%, 5.77% Cap)	0.34	%(h)(j)	05/15/2040	7,795
107,046	Federal Home Loan Mortgage Corporation REMICS, Series 3666-VZ	5.50%		08/15/2036	105,580
1,211,091	Federal Home Loan Mortgage Corporation REMICS, Series 3779-DZ	4.50%		12/15/2040	1,131,866
505,695	Federal Home Loan Mortgage Corporation REMICS, Series 3779-YA	3.50%		12/15/2030	479,565
162,797	Federal Home Loan Mortgage Corporation REMICS, Series 3786-SG (-2 x Secured Overnight Financing Rate 30 Day Average + 9.27%, 9.50% Cap)	0.00	%(j)	01/15/2041	98,879
101,340	Federal Home Loan Mortgage Corporation REMICS, Series 3792-SE (-2 x Secured Overnight Financing Rate 30 Day Average + 9.63%, 9.86% Cap)	0.00	%(j)	01/15/2041	57,268
411,965	Federal Home Loan Mortgage Corporation REMICS, Series 3806-CZ	5.50%		07/15/2034	406,130
328,779	Federal Home Loan Mortgage Corporation REMICS, Series 3808-DB	3.50%		02/15/2031	311,523
520,067	Federal Home Loan Mortgage Corporation REMICS, Series 3818-CZ	4.50%		03/15/2041	494,281
421,865	Federal Home Loan Mortgage Corporation REMICS, Series 3819-ZU	5.50%		07/15/2034	415,888
1,131,081	Federal Home Loan Mortgage Corporation REMICS, Series 3824-EY	3.50%		03/15/2031	1,071,701
251,282	Federal Home Loan Mortgage Corporation REMICS, Series 3828-SW (-3 x Secured Overnight Financing Rate 30 Day Average + 12.86%, 13.20% Cap)	0.00	%(j)	02/15/2041	158,000
706,499	Federal Home Loan Mortgage Corporation REMICS, Series 3863-ZA	5.50%		08/15/2034	696,521
1,956,700	Federal Home Loan Mortgage Corporation REMICS, Series 3889-VZ	4.00%		07/15/2041	1,809,511
1,862,017	Federal Home Loan Mortgage Corporation REMICS, Series 3910-GZ	5.00%		08/15/2041	1,814,223
737,940	Federal Home Loan Mortgage Corporation REMICS, Series 3972-AZ	3.50%		12/15/2041	635,886
8,124,138	Federal Home Loan Mortgage Corporation REMICS, Series 4165-ZT	3.00	%(l)	02/15/2043	6,101,813
2,213,456	Federal Home Loan Mortgage Corporation REMICS, Series 4291-MS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.79%, 5.90% Cap)	0.47	%(h)(j)	01/15/2054	129,641
7,906,128	Federal Home Loan Mortgage Corporation REMICS, Series 4413-AZ	3.50%		11/15/2044	7,005,150
1,999,209	Federal Home Loan Mortgage Corporation REMICS, Series 4471-BA	3.00%		12/15/2041	1,920,413
10,978,112	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	9,913,098
12,575,020	Federal Home Loan Mortgage Corporation REMICS, Series 4542-AC	2.70%		01/15/2045	11,421,853
34,934,000	Federal Home Loan Mortgage Corporation REMICS, Series 5138-HM	2.00%		04/25/2051	24,969,076
9,626,647	Federal Home Loan Mortgage Corporation REMICS, Series 5148-BZ	2.50	%(l)	10/25/2051	4,908,653
14,111,166	Federal Home Loan Mortgage Corporation REMICS, Series 5195-ZN	2.50	%(l)	02/25/2052	7,755,834
159,051	Federal Home Loan Mortgage Corporation REMICS, Series R003-ZA	5.50%		10/15/2035	157,007

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
46,852	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%	09/01/2033	45,937
38,835	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%	04/01/2035	38,075
327,720	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%	04/01/2035	321,314
164,213	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%	04/01/2035	161,003
224,894	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%	05/01/2035	220,498
49,985	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%	05/01/2039	49,167
277,822	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%	07/01/2035	270,843
236,010	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%	01/01/2031	219,277
23,725	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%	09/01/2035	22,426
4,481	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%	06/01/2030	4,275
391,556	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%	02/01/2031	363,829
4,282,440	Federal National Mortgage Association Pass-Thru, Pool AL9238	3.00%	10/01/2041	3,648,497
1,011,627	Federal National Mortgage Association Pass-Thru, Pool AL9445	3.00%	07/01/2031	943,752
6,139,301	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%	03/01/2045	5,201,283
7,589,360	Federal National Mortgage Association Pass-Thru, Pool AS7661	3.00%	08/01/2046	6,320,959
3,609,126	Federal National Mortgage Association Pass-Thru, Pool AS7724	2.50%	08/01/2046	2,922,521
11,588,352	Federal National Mortgage Association Pass-Thru, Pool BC9081	3.00%	12/01/2046	9,800,391
7,927,233	Federal National Mortgage Association Pass-Thru, Pool BD8013	2.50%	09/01/2046	6,423,264
1,940,884	Federal National Mortgage Association Pass-Thru, Pool BM4094	3.00%	03/01/2043	1,660,946
11,334,229	Federal National Mortgage Association Pass-Thru, Pool BM6089	3.50%	12/01/2044	9,993,008
26,952,899	Federal National Mortgage Association Pass-Thru, Pool CB3127	3.50%	03/01/2052	23,408,676
9,327,638	Federal National Mortgage Association Pass-Thru, Pool CB4613	4.50%	09/01/2052	8,575,702
49,514,692	Federal National Mortgage Association Pass-Thru, Pool CB4794	4.50%	10/01/2052	45,523,216
10,586,349	Federal National Mortgage Association Pass-Thru, Pool FM1000	3.00%	04/01/2047	8,950,892
16,741,059	Federal National Mortgage Association Pass-Thru, Pool FM4575	2.50%	10/01/2050	13,523,709
10,699,847	Federal National Mortgage Association Pass-Thru, Pool FM6061	2.00%	02/01/2051	8,277,362
29,175,695	Federal National Mortgage Association Pass-Thru, Pool FM8214	4.00%	05/01/2049	26,452,446
6,940,074	Federal National Mortgage Association Pass-Thru, Pool FM8664	3.00%	10/01/2046	5,873,662
23,096,318	Federal National Mortgage Association Pass-Thru, Pool FM8972	4.00%	06/01/2049	20,974,320
5,804,947	Federal National Mortgage Association Pass-Thru, Pool FM9846	2.50%	12/01/2051	4,620,647

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
40,209,032	Federal National Mortgage Association Pass-Thru, Pool FS1472	3.50%		11/01/2050	35,101,044
10,580,209	Federal National Mortgage Association Pass-Thru, Pool FS3708	5.00%		01/01/2053	9,998,703
164,968	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	161,073
112,101	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	109,452
4,478	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	4,201
2,259,522	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	1,937,881
1,030,665	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	872,232
1,780,996	Federal National Mortgage Association Pass-Thru, Pool MA2621	3.50%		05/01/2046	1,526,222
3,886,813	Federal National Mortgage Association Pass-Thru, Pool MA2649	3.00%		06/01/2046	3,236,301
1,567,453	Federal National Mortgage Association Pass-Thru, Pool MA2711	3.00%		08/01/2046	1,305,479
10,157,509	Federal National Mortgage Association Pass-Thru, Pool MA2806	3.00%		11/01/2046	8,619,738
13,684,882	Federal National Mortgage Association Pass-Thru, Pool MA4709	5.00%		07/01/2052	12,928,440
851,335	Federal National Mortgage Association REMICS, Series 2005-20-QH	5.00%		03/25/2035	832,437
150,762	Federal National Mortgage Association REMICS, Series 2006-101-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 6.47%, 6.58% Cap)	1.15	%(h)(j)	10/25/2036	11,567
61,973	Federal National Mortgage Association REMICS, Series 2006-56-SM (-1 x Secured Overnight Financing Rate 30 Day Average + 6.64%, 6.75% Cap)	1.32	%(h)(j)	07/25/2036	4,099
47,864	Federal National Mortgage Association REMICS, Series 2007-116-BI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.14%, 6.25% Cap)	0.82	%(h)(j)	05/25/2037	2,170
627,034	Federal National Mortgage Association REMICS, Series 2007-30-FS (-5 x Secured Overnight Financing Rate 30 Day Average + 29.30%, 29.83% Cap)	4.68	%(j)	04/25/2037	579,752
243,812	Federal National Mortgage Association REMICS, Series 2007-30-OI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.33%, 6.44% Cap)	1.01	%(h)(j)	04/25/2037	17,422
36,874	Federal National Mortgage Association REMICS, Series 2008-29-ZA	4.50%		04/25/2038	35,323
13,016	Federal National Mortgage Association REMICS, Series 2008-62-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.57	%(h)(j)	07/25/2038	541
166,094	Federal National Mortgage Association REMICS, Series 2009-111-EZ	5.00%		01/25/2040	161,830
4,577	Federal National Mortgage Association REMICS, Series 2009-111-SE (-1 x Secured Overnight Financing Rate 30 Day Average + 6.14%, 6.25% Cap)	0.82	%(h)(j)	01/25/2040	337
22,514	Federal National Mortgage Association REMICS, Series 2009-16-MZ	5.00%		03/25/2029	21,999
22,448	Federal National Mortgage Association REMICS, Series 2009-48-WS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.84%, 5.95% Cap)	0.52	%(h)(j)	07/25/2039	1,237
46,179	Federal National Mortgage Association REMICS, Series 2009-62-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.99%, 6.10% Cap)	0.67	%(h)(j)	08/25/2039	1,085
420,558	Federal National Mortgage Association REMICS, Series 2009-77-ZA	4.50%		10/25/2039	403,073
99,051	Federal National Mortgage Association REMICS, Series 2009-83-Z	4.50%		10/25/2039	93,206
31,927	Federal National Mortgage Association REMICS, Series 2010-101-ZH	4.50%		07/25/2040	30,355
146,345	Federal National Mortgage Association REMICS, Series 2010-112-ZA	4.00%		10/25/2040	135,006
63,750	Federal National Mortgage Association REMICS, Series 2010-121-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 4.39%, 4.50% Cap)	0.00	%(h)(j)	10/25/2040	1,594

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
28,356	Federal National Mortgage Association REMICS, Series 2010-137-VS (-3 x Secured Overnight Financing Rate 30 Day Average + 14.66%, 15.00% Cap)	0.00	%(j)	12/25/2040	23,810
19,774	Federal National Mortgage Association REMICS, Series 2010-31-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 4.89%, 5.00% Cap)	0.00	%(h)(j)	04/25/2040	428
13,244	Federal National Mortgage Association REMICS, Series 2010-34-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 4.82%, 4.93% Cap)	0.00	%(h)(j)	04/25/2040	334
71,839	Federal National Mortgage Association REMICS, Series 2010-35-SP (-1 x Secured Overnight Financing Rate 30 Day Average + 6.24%, 6.35% Cap)	0.92	%(h)(j)	04/25/2050	4,878
4,799	Federal National Mortgage Association REMICS, Series 2010-35-SV (-1 x Secured Overnight Financing Rate 30 Day Average + 6.34%, 6.45% Cap)	1.02	%(h)(j)	04/25/2040	66
519,064	Federal National Mortgage Association REMICS, Series 2010-37-MY	4.50%		04/25/2040	494,575
101,858	Federal National Mortgage Association REMICS, Series 2010-59-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 4.89%, 5.00% Cap)	0.00	%(h)(j)	01/25/2040	1,982
188,423	Federal National Mortgage Association REMICS, Series 2010-60-VZ	5.00%		10/25/2039	183,198
78,870	Federal National Mortgage Association REMICS, Series 2010-64-EZ	5.00%		06/25/2040	77,115
121,012	Federal National Mortgage Association REMICS, Series 2010-7-PE	5.00%		02/25/2040	117,894
36,060	Federal National Mortgage Association REMICS, Series 2010-90-GS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.57	%(h)(j)	08/25/2040	1,975
24,585	Federal National Mortgage Association REMICS, Series 2010-99-SG (-5 x Secured Overnight Financing Rate 30 Day Average + 24.43%, 25.00% Cap)	0.00	%(j)	09/25/2040	23,523
1,065,437	Federal National Mortgage Association REMICS, Series 2011-141-PZ	4.00%		01/25/2042	981,565
182,963	Federal National Mortgage Association REMICS, Series 2011-25-KY	3.00%		04/25/2026	177,803
316,913	Federal National Mortgage Association REMICS, Series 2011-29-AL	3.50%		04/25/2031	299,891
468,497	Federal National Mortgage Association REMICS, Series 2011-59-MA	4.50%		07/25/2041	437,811
18,135,368	Federal National Mortgage Association REMICS, Series 2013-6-ZB	3.00	%(l)	02/25/2043	15,412,320
5,854,455	Federal National Mortgage Association REMICS, Series 2017-46-ZL	3.50	%(l)	06/25/2057	4,281,323
780,979	Federal National Mortgage Association REMICS, Series 2017-86-MA	3.00%		04/25/2046	718,320
10,103,580	Federal National Mortgage Association REMICS, Series 2018-21-IO	3.00	%(h)	04/25/2048	1,544,759
15,896,291	Federal National Mortgage Association REMICS, Series 2018-21-PO	0.00	%(k)	04/25/2048	11,631,033
8,119,241	Federal National Mortgage Association REMICS, Series 2018-35-IO	3.00	%(h)	05/25/2048	1,405,240
31,147,483	Federal National Mortgage Association REMICS, Series 2018-35-PO	0.00	%(k)	05/25/2048	21,410,188
33,080,140	Federal National Mortgage Association REMICS, Series 2020-49-ZD	2.00	%(l)	07/25/2050	19,045,977
17,999,756	Federal National Mortgage Association REMICS, Series 2021-48-NS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.65%, 3.65% Cap)	0.00	%(h)(j)	08/25/2051	360,191
9,616,967	Federal National Mortgage Association REMICS, Series 2022-12-MZ	3.00	%(l)	03/25/2052	5,745,631
26,048,597	Federal National Mortgage Association REMICS, Series 2022-28-Z	2.50	%(l)	02/25/2052	16,960,379
15,278,010	Federal National Mortgage Association REMICS, Series 2022-31-GZ	2.00	%(l)	03/25/2052	9,705,772
67,573,140	Federal National Mortgage Association REMICS, Series 2022-3-ZW	2.00	%(l)	02/25/2052	35,068,703
23,282,883	Federal National Mortgage Association REMICS, Series 2022-40-AZ	2.00	%(l)	08/25/2050	13,889,797

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
17,450,500	Federal National Mortgage Association, Pool BL2643	3.39%		07/01/2034	14,780,822
28,707,000	Federal National Mortgage Association, Pool BL4425	2.14%		10/01/2029	24,294,777
32,930,000	Federal National Mortgage Association, Pool BL4592	2.28%		11/01/2029	27,845,162
18,090,000	Federal National Mortgage Association, Pool BL5484	2.26%		01/01/2030	15,187,381
4,837,019	Federal National Mortgage Association, Pool BL9284	2.23%		12/01/2050	3,140,930
36,599,790	Federal National Mortgage Association, Pool BS4941	2.46%		04/01/2032	29,585,741
131,529	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	129,770
96,987	Federal National Mortgage Association, Series 400-S4 (-1 x Secured Overnight Financing Rate 30 Day Average + 5.34%, 5.45% Cap)	0.02	%(h)(j)	11/25/2039	4,664
7,663,106	Federal Seasoned Credit Risk Transfer Trust, Series 2018-2-HV	3.00	%(d)	11/25/2057	6,526,217
40,190,829	Federal Home Loan Mortgage Corporation, Pool RA9843	5.50%		09/01/2053	38,985,415
26,269,956	Federal Home Loan Mortgage Corporation, Pool SD2912	5.00%		05/01/2053	24,879,552
29,826,297	Federal Home Loan Mortgage Corporation, Pool SD3721	5.00%		07/01/2053	28,284,959
20,155,208	Federal Home Loan Mortgage Corporation, Pool SD3892	5.50%		09/01/2053	19,545,436
26,360,856	Federal Home Loan Mortgage Corporation, Pool SD7564	5.00%		06/01/2053	25,113,835
12,520,938	Federal Home Loan Mortgage Corporation REMICS, Series 4717-GZ	3.00	%(l)	01/15/2047	9,563,332
28,848,092	Government National Mortgage Association Pass-Thru, Pool 779384	3.50%		06/15/2042	25,952,433
11,237,657	Government National Mortgage Association Pass-Thru, Pool 784415	3.50%		04/20/2047	10,024,156
43,879,615	Government National Mortgage Association Pass-Thru, Pool 785662	2.50%		10/20/2051	35,252,009
27,597,549	Government National Mortgage Association Pass-Thru, Pool 785713	2.50%		10/20/2051	22,493,330
12,900,619	Government National Mortgage Association Pass-Thru, Pool 785764	2.50%		11/20/2051	10,437,470
33,224,705	Government National Mortgage Association Pass-Thru, Pool 786009	3.00%		02/20/2052	28,041,879
10,572,377	Government National Mortgage Association Pass-Thru, Pool 786227	3.00%		04/20/2052	8,918,166
4,620,288	Government National Mortgage Association Pass-Thru, Pool 786540	3.50%		02/20/2050	4,125,738
11,690,031	Government National Mortgage Association Pass-Thru, Pool 786718	3.50%		07/20/2051	10,413,020
29,101,534	Government National Mortgage Association Pass-Thru, Pool MA5076	3.00%		03/20/2048	24,976,870
83,182	Government National Mortgage Association, Series 2003-67-SP (-1 x Secured Overnight Financing Rate 1 Month + 6.99%, 7.10% Cap)	1.66	%(h)(j)	08/20/2033	1,396
44,360	Government National Mortgage Association, Series 2008-82-SM (-1 x Secured Overnight Financing Rate 1 Month + 5.94%, 6.05% Cap)	0.61	%(h)(j)	09/20/2038	833
595,183	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	572,862
651,140	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	620,409
634,592	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	612,719

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
828,057	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	802,944
2,134,494	Government National Mortgage Association, Series 2010-113-SM (-1 x Secured Overnight Financing Rate 1 Month + 5.94%, 6.05% Cap)	0.61	%(h)(j)	09/20/2040	173,363
4,810,147	Government National Mortgage Association, Series 2010-115-AF (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 6.50% Cap)	5.89%		09/20/2040	4,697,312
90,621	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	86,796
1,133,348	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	1,091,567
7,904,759	Government National Mortgage Association, Series 2011-70-QF (Secured Overnight Financing Rate 1 Month + 0.72%, 0.61% Floor, 6.50% Cap)	6.06%		05/16/2041	7,766,618
3,700,296	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	3,562,237
2,249,282	Government National Mortgage Association, Series 2013-117-MS (-1 x Secured Overnight Financing Rate 1 Month + 6.04%, 6.15% Cap)	0.71	%(h)(j)	02/20/2043	86,481
1,964,676	Government National Mortgage Association, Series 2013-122-SB (-1 x Secured Overnight Financing Rate 1 Month + 5.99%, 6.10% Cap)	0.65	%(h)(j)	08/16/2043	141,334
6,750,187	Government National Mortgage Association, Series 2013-150-FT (Secured Overnight Financing Rate 1 Month + 0.55%, 0.44% Floor, 6.50% Cap)	5.88%		02/20/2040	6,429,591
2,864,217	Government National Mortgage Association, Series 2014-102-TS (-1 x Secured Overnight Financing Rate 1 Month + 5.49%, 5.60% Cap)	0.16	%(h)(j)	07/20/2044	184,346
2,420,884	Government National Mortgage Association, Series 2014-118-PS (-1 x Secured Overnight Financing Rate 1 Month + 6.09%, 6.20% Cap)	0.76	%(h)(j)	08/20/2044	215,163
2,118,273	Government National Mortgage Association, Series 2014-118-SA (-1 x Secured Overnight Financing Rate 1 Month + 6.09%, 6.20% Cap)	0.76	%(h)(j)	08/20/2044	188,267
5,861,710	Government National Mortgage Association, Series 2017-52-FH (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor, 6.50% Cap)	5.79%		04/20/2047	5,641,382
16,004,226	Government National Mortgage Association, Series 2020-61-IA	3.00	%(h)	05/20/2050	2,219,786
20,684,733	Government National Mortgage Association, Series 2020-62-KF (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor, 6.50% Cap)	5.79%		05/20/2050	19,833,167
11,502,369	Government National Mortgage Association, Series 2021-117-ID	3.50	%(h)	06/20/2051	1,785,188
25,216,817	Government National Mortgage Association, Series 2021-155-UI	4.50	%(h)	09/20/2051	3,979,362
19,294,625	Government National Mortgage Association, Series 2021-214-IG	2.50	%(h)	12/20/2051	2,653,144
18,629,206	Government National Mortgage Association, Series 2022-188-LA	5.00%		04/20/2050	18,013,427
17,560,977	Government National Mortgage Association, Series 2022-83-GZ	3.00	%(l)	05/20/2052	12,817,425
13,595,395	Seasoned Credit Risk Transfer Trust, Series 2019-4-M55D	4.00%		02/25/2059	12,580,989

Total US Government and Agency Mortgage Backed Obligations (Cost $1,495,195,978)					1,280,964,166

US Government and Agency Obligations—21.9%
58,700,000	United States Treasury Notes	4.50%		11/30/2024	58,118,733
3,300,000	United States Treasury Notes	4.63%		02/28/2025	3,270,480
122,100,000	United States Treasury Notes	3.88%		03/31/2025	119,686,618
5,800,000	United States Treasury Notes	5.00%		08/31/2025	5,788,672
222,350,000	United States Treasury Notes	3.63%		05/15/2026	215,549,216

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
7,300,000	United States Treasury Notes	4.63%	09/15/2026	7,264,641
208,600,000	United States Treasury Notes	4.00%	06/30/2028	203,054,989
5,300,000	United States Treasury Notes	4.38%	08/31/2028	5,247,828
4,850,000	United States Treasury Notes	3.63%	03/31/2030	4,575,482
178,500,000	United States Treasury Notes	3.75%	05/31/2030	169,491,328
5,850,000	United States Treasury Notes	3.75%	06/30/2030	5,553,387
76,800,000	United States Treasury Notes	3.50%	02/15/2033	70,476,000
121,200,000	United States Treasury Notes	3.88%	08/15/2033	114,534,000
56,300,000	United States Treasury Notes	2.25%	05/15/2041	38,651,270
85,000,000	United States Treasury Notes	3.88%	05/15/2043	73,910,156
46,800,000	United States Treasury Notes	2.88%	05/15/2052	33,193,265
50,400,000	United States Treasury Notes	4.00%	11/15/2052	44,682,750
6,900,000	United States Treasury Notes	3.63%	05/15/2053	5,714,602
300,000,000	United States Treasury Notes	4.13%	08/15/2053	272,390,625

Total US Government and Agency Obligations (Cost $1,521,988,819)				1,451,154,042

Affiliated Mutual Funds—6.4%
12,929,742	DoubleLine Global Bond Fund (Class I) (m)			103,437,938
32,972,257	DoubleLine Infrastructure Income Fund (Class I)			290,155,865
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)			30,650,000

Total Affiliated Mutual Funds (Cost $504,557,903)				424,243,803

Common Stocks—0.0% (o)
4,329	Bright Bidco B.V. (b)(m)			2,814
37,440	Flame Aggregator—Class R (b)(m)			206,294
3,720	Flame Aggregator—Class U (b)(m)			20,497
14,854	Intelsat Emergence S.A. (b)(m)			337,929

Total Common Stocks (Cost $1,618,803)				567,534

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Escrow Notes—0.0% (o)
1,585,000	GCB Intelsat Jackson (b)(m)				—
1,695,000	Gulfport Energy Corporation (m)				3,187

Total Escrow Notes (Cost $-)					3,187

Rights—0.0% (o)
1,555	Intelsat Jackson Holdings Ltd.—Series A (b)(m)				12,440
1,555	Intelsat Jackson Holdings Ltd.—Series B (b)(m)				10,885

Total Rights (Cost $-)					23,325

Warrants—0.0% (o)
31,063	Avation PLC, Expiration 10/21/2026, Strike Price GBP 0.54 (m)				18,950

Total Warrants (Cost $-)					18,950

Short Term Investments—0.7%
15,281,937	First American Government Obligations Fund—Class U	5.28	%(n)		15,281,937
15,281,937	JP Morgan U.S. Government Money Market Fund—Institutional Share Class	5.27	%(n)		15,281,937
15,281,937	Morgan Stanley Institutional Liquidity Funds Government Portfolio—Institutional Share Class	5.27	%(n)		15,281,937
1,350,000	United States Treasury Bills	0.00%		01/18/2024	1,328,536

Total Short Term Investments (Cost $47,174,328)					47,174,347

Total Investments—99.7% (Cost $7,625,288,131)					6,609,719,397
Other Assets in Excess of Liabilities—0.3%					20,490,109

NET ASSETS—100.0%					$6,630,209,506

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	21.9%
US Government and Agency Mortgage Backed Obligations	19.3%
US Corporate Bonds	15.8%
Non-Agency Residential Collateralized Mortgage Obligations	11.7%
Affiliated Mutual Funds	6.4%
Foreign Corporate Bonds	5.9%
Non-Agency Commercial Mortgage Backed Obligations	5.3%
Collateralized Loan Obligations	4.0%
Asset Backed Obligations	3.8%
Bank Loans	3.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Short Term Investments	0.7%
Municipal Bonds	0.1%
Common Stocks	0.0	%(o)
Rights	0.0	%(o)
Warrants	0.0	%(o)
Escrow Notes	0.0	%(o)
Other Assets and Liabilities	0.3%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	21.9%
US Government and Agency Mortgage Backed Obligations	19.3%
Non-Agency Residential Collateralized Mortgage Obligations	11.7%
Affiliated Mutual Funds	6.4%
Non-Agency Commercial Mortgage Backed Obligations	5.3%
Banking	4.4%
Collateralized Loan Obligations	4.0%
Asset Backed Obligations	3.8%
Utilities	2.2%
Energy	2.0%
Technology	1.8%
Healthcare	1.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Media	1.0%
Telecommunications	1.0%
Transportation	0.9%
Pharmaceuticals	0.9%
Insurance	0.8%
Short Term Investments	0.7%
Retailers (other than Food/Drug)	0.7%
Automotive	0.7%
Finance	0.7%
Mining	0.5%
Hotels/Motels/Inns and Casinos	0.5%
Food Products	0.5%
Real Estate	0.5%
Aerospace & Defense	0.5%
Electronics/Electric	0.4%
Business Equipment and Services	0.4%
Diversified Manufacturing	0.4%
Chemicals/Plastics	0.4%
Commercial Services	0.4%
Construction	0.3%
Consumer Products	0.3%
Leisure	0.3%
Pulp & Paper	0.2%
Industrial Equipment	0.2%
Beverage and Tobacco	0.2%
Containers and Glass Products	0.2%
Building and Development (including Steel/Metals)	0.2%
Food Service	0.2%
Financial Intermediaries	0.1%
Municipal Bonds	0.1%
Chemical Products	0.1%
Cosmetics/Toiletries	0.0	%(o)
Environmental Control	0.0	%(o)
Other Assets and Liabilities	0.3%

	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Value determined using significant unobservable inputs.
(c)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(e)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(g)	Perpetual maturity. The date disclosed is the next call date of the security.
(h)	Interest only security
(i)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(j)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)	Principal only security
(l)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(m)	Non-income producing security
(n)	Seven-day yield as of period end
(o)	Represents less than 0.05% of net assets
PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

GBP	British Pound

FUTURES CONTRACTS

Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount (1)	Unrealized Appreciation (Depreciation)/ Value
10-Year US Treasury Ultra Note Future	Long	1,800	12/19/2023	$200,812,500	$(5,759,749)
US Treasury Ultra Long Bond Future	Long	2,100	12/19/2023	249,243,750	(19,071,634)

					$(24,831,383)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

AFFILIATED MUTUAL FUNDS

A summary of the DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended September 30, 2023 is as follows:

Fund	Value at March 31, 2023	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended September 30, 2023	Change in Unrealized for the Period Ended September 30, 2023	Value at September 30, 2023	Shares Held at September 30, 2023	Dividend Income Earned for the Period Ended September 30, 2023
DoubleLine Infrastructure Income Fund (Class I)	$298,398,929	$—	$—	—	$(8,243,064)	$290,155,865	32,972,257	$5,129,125
DoubleLine Global Bond Fund (Class I)	109,385,620	—	—	—	(5,947,682)	103,437,938	12,929,742	—
DoubleLine Long Duration Total Return Bond Fund (Class I)	35,750,000	—	—	—	(5,100,000)	30,650,000	5,000,000	543,966

	$443,534,549	$—	$—	—	$(19,290,746)	$424,243,803	50,901,999	$5,673,091

DoubleLine Shiller Enhanced CAPE®

Schedule of Investments

September 30, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Asset Backed Obligations—6.6%
6,000,000	Aligned Data Centers Issuer LLC, Series 2021-1A-A2	1.94	%(a)	08/15/2046	5,255,535
4,000,000	Amur Equipment Finance Receivables LLC, Series 2021-1A-D	2.30	%(a)	11/22/2027	3,769,445
960,696	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-A	1.19	%(a)	01/15/2027	939,636
2,914,527	Business Jet Securities LLC, Series 2021-1A-A	2.16	%(a)	04/15/2036	2,620,492
5,401,250	CAL Funding Ltd., Series 2020-1A-A	2.22	%(a)	09/25/2045	4,709,530
2,891,984	Castlelake Aircraft Structured Trust, Series 2019-1A-A	3.97	%(a)	04/15/2039	2,582,440
790,595	College Avenue Student Loans LLC, Series 2017-A-B	4.50	%(a)	11/26/2046	742,259
1,472,792	Credit Suisse ABS Trust, Series 2020-AT1-A	2.61	%(a)	10/15/2026	1,455,256
1,729,252	Diamond Resorts Owner Trust, Series 2021-1A-C	2.70	%(a)	11/21/2033	1,584,135
1,166,696	DRB Prime Student Loan Trust, Series 2017-A-B	3.10	%(a)(b)	05/27/2042	1,150,811
5,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-D	1.08%		11/16/2026	4,817,786
10,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-E	2.21	%(a)	02/15/2028	9,366,303
2,490,000	ExteNet LLC, Series 2019-1A-A2	3.20	%(a)	07/25/2049	2,394,626
759,632	Foundation Finance Trust, Series 2019-1A-A	3.86	%(a)	11/15/2034	750,653
10,000,000	Genesis Sales Finance Master Trust, Series 2021-AA-C	1.65	%(a)	12/21/2026	8,974,197
3,328,016	Global SC Finance SRL, Series 2020-1A-A	2.17	%(a)	10/17/2040	2,967,015
774,313	HERO Funding Trust, Series 2016-1A-A	4.05	%(a)	09/20/2041	695,163
16,782,431	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43	%(a)	11/15/2039	13,284,201
4,402,125	Jack in the Box Funding LLC, Series 2019-1A-A2II	4.48	%(a)	08/25/2049	4,104,856
11,430,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	%(a)	07/30/2047	10,542,715
515,396	Laurel Road Prime Student Loan Trust, Series 2017-B-CFX	3.61	%(a)	08/25/2042	461,195
4,971,290	Lendbuzz Securitization Trust, Series 2022-1A-A	4.22	%(a)	05/17/2027	4,822,824
6,859,511	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47	%(a)	12/20/2047	5,183,279
4,323,778	Loanpal Solar Loan Ltd., Series 2021-1GS-A	2.29	%(a)	01/20/2048	3,256,921
7,700,000	ME Funding LLC, Series 2019-1-A2	6.45	%(a)	07/30/2049	7,557,085
669,272	Mosaic Solar Loan Trust, Series 2017-1A-A	4.45	%(a)	06/20/2042	627,482
5,252,126	Mosaic Solar Loan Trust, Series 2020-2A-B	2.21	%(a)	08/20/2046	4,088,737
4,408,570	Navient Private Education Loan Trust, Series 2018-A-B	3.68	%(a)	02/18/2042	4,153,782
4,287,870	Pagaya AI Debt Selection Trust, Series 2021-2-NOTE	3.00	%(a)	01/25/2029	4,143,701

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,499,116	Pagaya AI Debt Selection Trust, Series 2021-5-B	2.63	%(a)	08/15/2029	7,234,128
8,498,998	Pagaya AI Debt Selection Trust, Series 2021-5-C	3.93	%(a)	08/15/2029	7,417,295
16,647,798	Pagaya AI Debt Selection Trust, Series 2022-1-B	3.34	%(a)	10/15/2029	15,736,147
7,511,985	Purewest Funding LLC, Series 2021-1-A1	4.09	%(a)	12/22/2036	7,129,848
6,519,304	Santander Drive Auto Receivables Trust, Series 2020-4-D	1.48%		01/15/2027	6,351,301
15,375,758	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	%(a)	03/15/2040	12,947,603
1,573,479	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-C	1.95	%(a)	09/20/2038	1,438,615
10,513,616	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	%(a)	08/15/2030	10,054,392
8,293,662	SoFi Alternative Trust, Series 2021-1-PT1	9.72	%(a)(b)	05/25/2030	8,134,025
17,614,539	SoFi Alternative Trust, Series 2021-3-A	1.50	%(a)	11/15/2030	16,815,913
2,350,702	Start Ltd., Series 2018-1-A	4.09	%(a)	05/15/2043	2,081,925
5,895,000	Taco Bell Funding LLC, Series 2021-1A-A2I	1.95	%(a)	08/25/2051	5,113,213
3,151,000	TAL Advantage LLC, Series 2020-1A-A	2.05	%(a)	09/20/2045	2,772,452
7,324,681	Theorem Funding Trust, Series 2021-1A-B	1.84	%(a)	12/15/2027	7,196,318
9,458,086	Thunderbolt Aircraft Lease Ltd., Series 2018-A-A	4.15	%(a)(c)	09/15/2038	8,019,208
5,925,000	TIF Funding LLC, Series 2021-1A-A	1.65	%(a)	02/20/2046	4,914,829
2,412,315	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	13.88	%(a)(b)	07/15/2027	2,208,368
1,420,425	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	%(a)	12/20/2026	1,391,398
2,564,945	Upstart Pass-Through Trust, Series 2020-ST6-A	3.00	%(a)	01/20/2027	2,514,146
1,191,207	Upstart Pass-Through Trust, Series 2021-ST3-A	2.00	%(a)	05/20/2027	1,151,264
107,885	Upstart Securitization Trust, Series 2021-1-B	1.89	%(a)	03/20/2031	107,563
4,748,917	Upstart Securitization Trust, Series 2021-2-B	1.75	%(a)	06/20/2031	4,691,516
3,000,000	Upstart Securitization Trust, Series 2021-3-B	1.66	%(a)	07/20/2031	2,936,855
6,079,399	Willis Engine Structured Trust, Series 2020-A-A	3.23	%(a)	03/15/2045	5,121,553

Total Asset Backed Obligations (Cost $287,165,390)					260,481,935

Bank Loans—5.6%
7,085,000	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%)	7.57%		09/12/2030	7,066,579
7,498,933	Ali Group North America Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%)	7.43%		07/30/2029	7,504,145
339,500	American Airlines, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 1.85%)	7.32%		01/29/2027	334,407

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
694,713	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%)	7.18%		01/15/2027	694,452
384,038	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.93%		06/24/2030	384,277
7,874,552	Asplundh Tree Expert LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.17%		09/07/2027	7,875,064
4,038,115	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.35%, 0.50% Floor)	7.67%		11/08/2027	4,042,476
4,508,949	Axalta Coating Systems US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.81%		12/20/2029	4,522,341
5,495,487	Berry Global, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.01%)	7.29%		07/01/2026	5,501,560
153,600	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%)	7.43%		08/12/2026	153,731
2,888,309	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%)	7.43%		04/06/2026	2,889,969
4,458,840	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.93%		12/16/2027	4,462,273
4,403,378	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%, 0.50% Floor)	7.44%		02/22/2028	4,316,015
11,053,694	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.75%)	7.12%		02/01/2027	11,054,412
429,425	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	8.82%		12/11/2026	422,178
1,156,142	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%, 1.00% Floor)	8.31	%(d)	05/01/2024	683,049
1,741,116	Element Solutions, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.32%		01/30/2026	1,741,481
5,050,933	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.50% Floor)	7.69%		12/22/2027	5,047,144
587,214	Exgen Renewables LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.76%, 1.00% Floor)	8.18%		12/15/2027	586,480
109,406	Flame Newco LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.10%, 4.00% PIK, 1.00% Floor)	7.43%		06/30/2028	102,158
7,287,367	Fleetcor Technologies Operating Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.17%		04/28/2028	7,273,704
3,751,944	Focus Financial Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.82%		06/30/2028	3,745,622
1,707,638	Froneri US, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.35%)	7.67%		01/29/2027	1,698,220
383,133	Generac Power Systems, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.18%		12/11/2026	383,451
7,864,744	Go Daddy Operating Company LLC (1 Month Secured Overnight Financing Rate + 2.50%)	7.82%		11/09/2029	7,881,535
986,850	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%)	7.43%		08/10/2027	987,161
1,420,886	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.17%		06/22/2026	1,422,022
10,075,216	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%, 0.50% Floor)	7.18%		03/15/2028	10,078,642
7,110,547	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	7.90%		07/03/2028	7,116,591
663,931	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.43%		05/01/2026	598,869
7,895,697	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	7.29%		06/11/2025	7,926,687
7,175,269	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%)	7.18%		01/02/2026	7,173,475
4,610,573	KFC Holding Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%)	7.20%		03/15/2028	4,615,507

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
423,741	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.35%)	7.67%	03/24/2025	423,741
262,786	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.32%	10/19/2027	256,545
2,048,872	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.17%	08/29/2025	2,048,872
216,929	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.93%	10/19/2026	217,554
463,447	NCR Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.93%	08/28/2026	463,910
7,379,832	NortonLifeLock, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.10%, 0.50% Floor)	7.42%	09/12/2029	7,365,552
481,378	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.93%	05/29/2026	481,650
7,862,304	Pilot Travel Centers LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.40%)	7.42%	08/04/2028	7,862,304
443,625	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	8.76%	12/29/2027	443,070
1,771,597	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	7.90%	07/03/2028	1,773,103
112,512	Rentpath, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	8.00%	04/25/2024	1,688
6,839,527	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.17%	02/04/2027	6,838,296
10,365,000	Setanta Aircraft Leasing DAC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.26%)	7.65%	11/06/2028	10,373,137
548,250	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 1.00% Floor)	9.08%	10/20/2027	568,297
1,381,536	SMG US Midco, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%)	8.13%	01/23/2025	1,382,185
1,867,775	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.26%)	8.63%	06/27/2025	863,650
7,202,104	Standard Industries, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.50% Floor)	7.94%	09/22/2028	7,212,835
9,460,894	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%)	7.90%	07/21/2026	9,466,807
390,926	Sunshine Luxembourg SARL, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.24%	10/01/2026	390,764
6,745,478	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.17%	11/13/2026	6,748,277
3,689,310	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.50% Floor)	7.68%	12/01/2028	3,692,096
1,960,000	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%)	7.43%	09/14/2026	1,962,185
8,952,900	Vistra Operations Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%)	7.18%	12/31/2025	8,959,884
2,171,325	Walker & Dunlop, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.50% Floor)	7.67%	12/15/2028	2,169,968
7,892,057	WMG Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.51%)	7.56%	01/20/2028	7,898,963
1,219,113	Wyndham Hotels & Resorts, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.35%)	7.67%	05/24/2030	1,221,509
235,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%)	7.95%	04/28/2028	230,054

Total Bank Loans (Cost $222,239,649)				221,602,573

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Collateralized Loan Obligations—17.3%
27,000,000	37 Capital, Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.77	%(a)	10/15/2034	26,783,978
1,913,080	Anchorage Capital Ltd., Series 2014-3RA-A (Secured Overnight Financing Rate 3 Month + 1.31%)	6.68	%(a)	01/28/2031	1,907,615
23,000,000	Anchorage Capital Ltd., Series 2021-19A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.78	%(a)	10/15/2034	22,850,792
2,000,000	Atlas Senior Loan Fund Ltd., Series 2018-11A-B (Secured Overnight Financing Rate 3 Month + 1.91%)	7.26	%(a)	07/26/2031	1,966,000
10,000,000	Bain Capital Credit Ltd., Series 2019-1A-AR (Secured Overnight Financing Rate 3 Month + 1.39%)	6.71	%(a)	04/19/2034	9,921,035
29,500,000	Battalion Ltd., Series 2017-11A-AR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.76	%(a)	04/24/2034	29,284,538
10,000,000	Battalion Ltd., Series 2021-20A-A (Secured Overnight Financing Rate 3 Month + 1.44%, 1.18% Floor)	6.75	%(a)	07/15/2034	9,947,500
14,000,000	Benefit Street Partners Ltd., Series 2021-24A-A (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.76	%(a)	10/20/2034	13,931,737
10,500,000	Bridge Street Ltd., Series 2021-1A-A1A (Secured Overnight Financing Rate 3 Month + 1.49%, 1.23% Floor)	6.82	%(a)	07/20/2034	10,414,985
9,850,000	Cathedral Lake Ltd., Series 2021-7RA-A (Secured Overnight Financing Rate 3 Month + 1.57%, 1.31% Floor)	6.88	%(a)	01/15/2032	9,789,382
20,000,000	Cathedral Lake Ltd., Series 2021-8A-A1 (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.82	%(a)	01/20/2035	19,769,168
20,000,000	CBAM Ltd., Series 2017-2A-AR (Secured Overnight Financing Rate 3 Month + 1.45%, 1.19% Floor)	6.76	%(a)	07/17/2034	19,860,608
10,350,000	CFIP Ltd., Series 2017-1A-AR (Secured Overnight Financing Rate 3 Month + 1.49%, 1.23% Floor)	6.80	%(a)	10/18/2034	10,275,044
1,800,000	CIFC Funding Ltd., Series 2014-5A-BR2 (Secured Overnight Financing Rate 3 Month + 2.06%, 1.80% Floor)	7.37	%(a)	10/17/2031	1,786,657
25,000,000	CQS Ltd., Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.81	%(a)	01/20/2035	24,755,217
11,000,000	CQS Ltd., Series 2021-1A-B (Secured Overnight Financing Rate 3 Month + 2.14%, 1.88% Floor)	7.47	%(a)	01/20/2035	10,951,600
25,000,000	Dryden Ltd., Series 2020-85A-AR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.72	%(a)	10/15/2035	24,750,408
20,000,000	Elevation Ltd., Series 2018-9A-A1 (Secured Overnight Financing Rate 3 Month + 1.38%, 1.38% Floor)	6.69	%(a)	07/15/2031	19,934,040
13,500,000	Gulf Stream Meridian Ltd., Series 2021-IIIA-A1 (Secured Overnight Financing Rate 3 Month + 1.58%, 1.32% Floor)	6.89	%(a)	04/15/2034	13,375,125
74,945	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D (Secured Overnight Financing Rate 3 Month + 4.06%)	9.43	%(a)	08/01/2025	47,978
9,466,870	Hayfin Ltd., Series 2018-8A-A (Secured Overnight Financing Rate 3 Month + 1.38%, 1.12% Floor)	6.71	%(a)	04/20/2031	9,441,443
6,500,000	Hayfin Ltd., Series 2018-8A-B (Secured Overnight Financing Rate 3 Month + 1.74%, 1.48% Floor)	7.07	%(a)	04/20/2031	6,419,918
15,000,000	Jamestown Ltd., Series 2016-9A-A1RR (Secured Overnight Financing Rate 3 Month + 1.50%, 1.24% Floor)	6.85	%(a)	07/25/2034	14,916,309
10,000,000	LCM LP, Series 17A-A2RR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.72	%(a)	10/15/2031	9,901,938
14,000,000	Logan Ltd., Series 2022-1A-B (Secured Overnight Financing Rate 3 Month + 2.05%, 2.05% Floor)	7.38	%(a)	04/21/2035	13,946,800
3,000,000	Madison Park Funding Ltd., Series 2017-26A-BR (Secured Overnight Financing Rate 3 Month + 1.86%)	7.23	%(a)	07/29/2030	2,984,400
8,625,000	Marathon Ltd., Series 2017-9A-A2 (Secured Overnight Financing Rate 3 Month + 2.01%)	7.32	%(a)	04/15/2029	8,588,775
25,000,000	Marble Point Ltd., Series 2018-2A-A1R (Secured Overnight Financing Rate 3 Month + 1.54%, 1.28% Floor)	6.87	%(a)	01/20/2032	24,874,598
29,500,000	Marble Point Ltd., Series 2020-1A-A (Secured Overnight Financing Rate 3 Month + 1.56%, 1.30% Floor)	6.89	%(a)	04/20/2033	29,238,571
25,000,000	Marble Point Ltd., Series 2021-2A-A (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.81	%(a)	07/25/2034	24,747,178

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
23,000,000	Marble Point Ltd., Series 2021-3A-A1 (Secured Overnight Financing Rate 3 Month + 1.50%, 1.24% Floor)	6.81	%(a)	10/17/2034	22,729,258
20,534,556	MKS Ltd., Series 2017-1A-AR (Secured Overnight Financing Rate 3 Month + 1.26%, 1.00% Floor)	6.59	%(a)	07/20/2030	20,478,928
5,753,663	MKS Ltd., Series 2017-2A-A (Secured Overnight Financing Rate 3 Month + 1.45%, 1.19% Floor)	6.78	%(a)	01/20/2031	5,733,294
10,000,000	MP Ltd., Series 2015-2A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.83	%(a)	04/28/2034	9,922,650
22,600,000	Nassau Ltd., Series 2018-IA-A (Secured Overnight Financing Rate 3 Month + 1.41%)	6.72	%(a)	07/15/2031	22,416,393
8,369,387	Northwoods Capital Ltd., Series 2017-16A-A (Secured Overnight Financing Rate 3 Month + 1.53%)	6.90	%(a)	11/15/2030	8,370,698
15,000,000	OFSI Fund Ltd., Series 2018-1A-A (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.72	%(a)	07/15/2031	14,909,757
14,000,000	Sandstone Peak Ltd., Series 2021-1A-A1 (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.79	%(a)	10/15/2034	13,945,872
25,000,000	Sound Point Ltd., Series 2019-2A-AR (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.74	%(a)	07/15/2034	24,662,278
11,000,000	Steele Creek Ltd., Series 2019-1A-BR (Secured Overnight Financing Rate 3 Month + 2.06%, 1.80% Floor)	7.37	%(a)	04/15/2032	10,816,300
18,000,000	Steele Creek Ltd., Series 2019-2A-AR (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.74	%(a)	07/15/2032	17,868,182
9,000,000	Steele Creek Ltd., Series 2019-2A-BR (Secured Overnight Financing Rate 3 Month + 2.11%, 1.85% Floor)	7.42	%(a)	07/15/2032	8,870,400
20,000,000	Trimaran CAVU LLC, Series 2021-3A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.78	%(a)	01/18/2035	19,831,544
10,000,000	Venture Ltd., Series 2018-34A-A (Secured Overnight Financing Rate 3 Month + 1.49%, 1.23% Floor)	6.80	%(a)	10/15/2031	9,956,169
15,990,000	Wellfleet Ltd., Series 2020-2A-AR (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.79	%(a)	07/15/2034	15,843,560
25,000,000	Whitebox Ltd., Series 2021-3A-A1 (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.79	%(a)	10/15/2034	24,806,250

Total Collateralized Loan Obligations (Cost $683,404,103)					678,524,870

Foreign Corporate Bonds—5.4%
1,605,825	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	1,211,472
2,600,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	2,522,069
1,500,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	1,267,239
1,300,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	1,137,544
3,905,000	AerCap Global Aviation Trust	1.75%		10/29/2024	3,724,121
4,151,663	AI Candelaria Spain S.A.	7.50%		12/15/2028	3,789,114
3,900,000	Avolon Holdings Funding Ltd.	2.13	%(a)	02/21/2026	3,495,787
3,100,000	Banco Bilbao Vizcaya Argentaria Colombia S.A.	4.88%		04/21/2025	2,994,956
1,000,000	Banco Continental SAECA	2.75%		12/10/2025	909,541
1,850,000	Banco Continental SAECA	2.75	%(a)	12/10/2025	1,682,651
1,800,000	Banco de Bogota S.A.	6.25%		05/12/2026	1,718,623

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,700,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25	%(a)	09/30/2031	5,013,092
200,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	175,898
500,000	Banco Inbursa S.A. Institucion De Banca Multiple Grupo Financiero Inbursa	4.38%		04/11/2027	467,856
4,250,000	Banco Internacional del Peru S.A.A. Interbank (5 Year CMT Rate + 3.71%)	4.00%		07/08/2030	3,915,200
1,700,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand (5 Year CMT Rate + 3.00%)	5.95%		10/01/2028	1,680,451
1,800,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	6.91%		10/18/2027	1,673,522
3,580,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	3,086,409
4,800,000	Bank Hapoalim B.M.	3.26	%(a)(b)	01/21/2032	4,109,971
4,050,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	%(a)	01/29/2031	3,625,362
1,805,000	Bank of Montreal	1.50%		01/10/2025	1,706,806
1,715,000	Bank of Nova Scotia	4.75%		02/02/2026	1,674,645
3,750,000	Barclays PLC (1 Year CMT Rate + 0.80%)	1.01%		12/10/2024	3,709,407
2,080,000	BAT Capital Corporation	2.79%		09/06/2024	2,018,897
1,670,000	BAT International Finance PLC	1.67%		03/25/2026	1,505,193
1,650,000	BBVA Banco Continental S.A. (5 Year CMT Rate + 2.75%)	5.25%		09/22/2029	1,611,310
3,730,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	3,595,573
2,715,000	BHP Billiton Finance USA Ltd.	5.25%		09/08/2026	2,698,376
1,845,000	BMW US Capital LLC	5.97	%(a)(e)	08/11/2025	1,849,181
3,580,000	BNP Paribas S.A. (Secured Overnight Financing Rate 3 Month + 2.50%)	4.71	%(a)	01/10/2025	3,562,508
3,755,000	BPCE S.A.	2.38	%(a)	01/14/2025	3,559,614
4,800,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	4,730,001
1,000,000	Camposol S.A.	6.00%		02/03/2027	583,267
2,125,000	Canadian Imperial Bank of Commerce	3.95%		08/04/2025	2,052,471
3,780,000	Canadian Pacific Railway Company	1.35%		12/02/2024	3,584,602
700,000	Cencosud S.A.	5.15%		02/12/2025	688,076
5,600,000	Chile Electricity PEC S.p.A.	0.00	%(a)	01/25/2028	4,356,786
3,475,000	Commonwealth Bank of Australia (Secured Overnight Financing Rate + 0.40%)	5.68	%(a)	07/07/2025	3,464,119
3,000,000	Cosan Overseas Ltd.	7.00%		01/20/2027	2,992,448
2,700,000	Credicorp Ltd.	2.75%		06/17/2025	2,531,974
1,300,000	CSN Steel S.L.	7.63%		04/17/2026	1,301,702

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,560,000	Daimler Truck Finance North America LLC	5.15	%(a)	01/16/2026	1,540,062
2,095,000	Daimler Trucks Finance North America LLC	1.63	%(a)	12/13/2024	1,991,243
4,700,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	4,271,744
383,611	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00	%(a)(d)	04/01/2025	84,394
208,640	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	%(a)(d)(g)	10/16/2023	12,286
1,151,994	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	1,039,081
2,042,720	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	1,911,155
100,000	Enbridge, Inc.	4.00%		10/01/2023	100,000
1,649,000	Enbridge, Inc.	0.55%		10/04/2023	1,648,732
1,960,000	Enbridge, Inc.	2.50%		02/14/2025	1,868,249
100,000	Enbridge, Inc.	5.97%		03/08/2026	99,543
1,300,000	Equate Petrochemical B.V.	4.25%		11/03/2026	1,236,755
2,326,471	Fenix Power Peru S.A.	4.32%		09/20/2027	2,153,870
2,000,000	Freeport Indonesia PT	4.76%		04/14/2027	1,908,264
950,000	Freeport Indonesia PT	4.76	%(a)	04/14/2027	906,425
4,500,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	4,128,142
3,282,165	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	3,034,331
3,611,000	Glencore Funding LLC	4.00	%(a)	04/16/2025	3,505,633
1,500,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%		04/16/2029	1,362,668
423,600	GNL Quintero S.A.	4.63%		07/31/2029	404,877
275,000	Gold Fields Orogen Holdings BVI Ltd.	5.13%		05/15/2024	272,475
2,000,000	Grupo de Inversiones Suramericana S.A.	5.50%		04/29/2026	1,905,211
1,812,733	Guara Notre SARL	5.20%		06/15/2034	1,544,582
3,695,000	HSBC Holdings PLC (Secured Overnight Financing Rate + 0.58%)	1.16%		11/22/2024	3,660,408
1,000,000	Industrias Penoles SAB de CV	4.15%		09/12/2029	877,461
2,836,000	Inkia Energy Ltd.	5.88%		11/09/2027	2,726,105
422,077	Interoceanica Finance Ltd.	0.00%		11/30/2025	391,477
35,034	Invepar Holdings	0.00	%(d)(m)	12/30/2028	–
3,100,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	2,854,540
1,200,000	JBS USA LUX SA / JBS USA Food Company / JBS USA Finance, Inc.	2.50%		01/15/2027	1,061,028

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,012,000	JBS USA LUX SA / JBS USA Food Company / JBS USA Finance, Inc.	3.00%		02/02/2029	850,047
1,850,000	JDE Peet’s NV	0.80	%(a)	09/24/2024	1,756,420
400,000	MEGlobal Canada ULC	5.00%		05/18/2025	390,644
4,400,000	MEGlobal Canada ULC	5.00	%(a)	05/18/2025	4,297,080
600,000	Mercury Chile Holdco LLC	6.50%		01/24/2027	552,543
1,500,000	Mercury Chile Holdco LLC	6.50	%(a)	01/24/2027	1,381,357
810,000	Millicom International Cellular S.A.	6.63%		10/15/2026	762,977
2,565,000	Millicom International Cellular S.A.	5.13%		01/15/2028	2,170,119
4,700,000	Minejesa Capital B.V.	4.63%		08/10/2030	4,193,575
4,570,000	Mitsubishi UFJ Financial Group, Inc.	3.78%		03/02/2025	4,432,134
1,715,000	Mizuho Financial Group, Inc. (Secured Overnight Financing Rate + 0.96%)	6.31%		05/22/2026	1,715,230
750,000	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	681,383
800,000	Multibank, Inc.	7.75	%(a)	02/03/2028	807,316
2,101,475	MV24 Capital B.V.	6.75%		06/01/2034	1,855,787
2,600,000	NBM US Holdings, Inc.	7.00%		05/14/2026	2,580,412
1,975,000	NXP B.V.	4.40%		06/01/2027	1,874,478
1,993,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	1,817,506
200,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	%(a)	09/10/2030	184,087
4,500,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	4,141,965
1,725,000	Royal Bank of Canada	5.84	%(e)	01/20/2026	1,709,190
2,392,000	Sable International Finance Ltd.	5.75%		09/07/2027	2,173,192
1,650,000	Sasol Financing USA LLC	4.38%		09/18/2026	1,464,317
2,900,000	Sociedad Quimica y Minera de Chile S.A.	4.38%		01/28/2025	2,823,770
600,000	St Marys Cement, Inc.	5.75%		01/28/2027	583,736
3,535,000	Sumitomo Mitsui Trust Bank Ltd.	5.65	%(a)	03/09/2026	3,526,434
1,100,000	Telefonica Celular del Paraguay S.A.	5.88%		04/15/2027	1,002,408
1,810,000	Toronto-Dominion Bank	0.70%		09/10/2024	1,724,347
2,520,000	TransCanada PipeLines Ltd.	6.20%		03/09/2026	2,517,297
4,700,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	4,238,831
1,000,000	UPL Corporation Ltd.	4.50%		03/08/2028	864,617

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
200,000	Vedanta Resources Ltd.	6.13%		08/09/2024	126,324
2,525,000	Volkswagen Group of America Finance LLC	0.88	%(a)	11/22/2023	2,508,116
1,700,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	958,686
500,000	VTR Finance NV	6.38%		07/15/2028	189,118

Total Foreign Corporate Bonds (Cost $225,420,958)					213,334,018

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations—0.9%
2,700,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	2,237,524
725,819	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	508,717
6,000,000	Colombia Government International Bond	4.50%		01/28/2026	5,756,474
2,850,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	2,782,342
400,000	Dominican Republic International Bond	5.50%		01/27/2025	394,814
3,000,000	Ecopetrol S.A.	4.13%		01/16/2025	2,898,336
1,200,000	Indonesia Asahan Aluminium Persero PT	4.75%		05/15/2025	1,174,002
1,000,000	Korea Development Bank	0.80%		04/27/2026	887,031
3,800,000	Korea Development Bank	1.00%		09/09/2026	3,336,253
2,300,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	%(a)	04/27/2026	2,059,108
1,000,000	Korea Southern Power Company Ltd.	0.75	%(a)	01/27/2026	892,387
677,422	Lima Metro Finance Ltd.	5.88%		07/05/2034	654,172
750,000	ONGC Videsh Ltd.	4.63%		07/15/2024	740,591
700,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	662,991
700,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	658,875
1,500,000	Petrobras Global Finance B.V.	7.38%		01/17/2027	1,547,309
1,500,000	Republic of South Africa Government Bond	4.88%		04/14/2026	1,432,950
6,000,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	5,601,509

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $36,854,119)					34,225,385

Non-Agency Commercial Mortgage Backed Obligations—11.9%
2,000,000	Alen Mortgage Trust, Series 2021-ACEN-B (Secured Overnight Financing Rate 1 Month + 1.76%, 1.65% Floor)	7.10	%(a)	04/15/2034	1,637,935
40,902,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XD	0.59	%(a)(b)(f)	05/15/2053	1,161,625

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
112,782,233	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XA	1.23	%(a)(b)(f)	06/15/2054	6,748,325
12,000,000	AREIT Trust, Series 2019-CRE3-C (Secured Overnight Financing Rate 1 Month + 2.01%, 2.01% Floor)	7.35	%(a)	09/14/2036	11,351,316
1,251,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.76% Floor)	8.10	%(a)	09/14/2036	1,159,671
2,878,921	AREIT Trust, Series 2022-CRE6-A (Secured Overnight Financing Rate 30 Day Average + 1.25%, 1.25% Floor)	6.56	%(a)	01/20/2037	2,838,823
15,176,000	BBCMS Mortgage Trust, Series 2018-TALL-F (Secured Overnight Financing Rate 1 Month + 3.43%, 3.39% Floor)	8.77	%(a)	03/15/2037	7,673,453
11,001,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (Secured Overnight Financing Rate 1 Month + 2.96%, 2.85% Floor)	8.30	%(a)	11/15/2034	2,557,255
29,456,500	BBCMS Mortgage Trust, Series 2021-C10-XB	1.15	%(b)(f)	07/15/2054	1,721,927
21,205,000	BBCMS Mortgage Trust, Series 2021-C10-XD	1.82	%(a)(b)(f)	07/15/2054	1,990,978
6,409,314	BB-UBS Trust, Series 2012-TFT-TE	3.68	%(a)(b)(m)	06/05/2030	5,045,385
8,000,000	BDS Ltd., Series 2021-FL10-A (Secured Overnight Financing Rate 1 Month + 1.46%, 1.46% Floor)	6.80	%(a)	12/16/2036	7,889,296
6,193,000	BDS Ltd., Series 2021-FL9-A (Secured Overnight Financing Rate 1 Month + 1.18%, 1.07% Floor)	6.52	%(a)	11/16/2038	6,050,115
157,277,074	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.61	%(b)(f)	09/15/2043	3,620,833
165,041,500	BHMS Mortgage Trust, Series 2018-ATLS-XCP	0.00	%(a)(b)(f)	07/15/2035	1,650
3,000,000	BPR Trust, Series 2021-TY-C (Secured Overnight Financing Rate 1 Month + 1.81%, 1.70% Floor)	7.15	%(a)	09/15/2038	2,807,152
8,040,000	BRSP Ltd., Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.26%, 1.15% Floor)	6.59	%(a)	08/19/2038	7,859,398
13,968,000	BRSP Ltd., Series 2021-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.71%, 1.60% Floor)	7.04	%(a)	08/19/2038	13,312,370
8,577,000	BSPRT Issuer Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 30 Day Average + 1.50%, 1.50% Floor)	6.81	%(a)	02/15/2037	8,503,359
12,467,074	BSREP Commercial Mortgage Trust, Series 2021-DC-D (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	7.35	%(a)	08/15/2038	10,057,465
8,062,487	BX Commercial Mortgage Trust, Series 2020-VKNG-A (Secured Overnight Financing Rate 1 Month + 1.04%, 0.93% Floor)	6.38	%(a)	10/15/2037	7,984,788
6,029,069	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (Secured Overnight Financing Rate 1 Month + 2.96%, 2.85% Floor)	8.30	%(a)	10/15/2035	5,227,285
44,787,794	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.11	%(b)(f)	02/10/2050	1,081,961
52,923,703	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.38	%(b)(f)	05/10/2050	1,743,481
2,950,000	CD Commercial Mortgage Trust, Series 2017-CD6-C	4.37	%(b)	11/13/2050	2,318,549
19,306,457	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.76	%(b)(f)	05/10/2058	574,583
16,201,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	1.06	%(b)(f)	06/15/2050	445,897
3,000,000	CHCP Ltd., Series 2021-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.41%, 1.30% Floor)	6.75	%(a)	02/15/2038	2,931,549
6,531,567	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.09	%(b)(f)	10/10/2047	36,513
4,360,749	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.45	%(b)(f)	02/10/2048	49,226
10,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.17	%(b)	06/10/2048	8,345,972
17,423,182	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.37	%(b)(f)	02/10/2049	383,756

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,524,762	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.82	%(b)(f)	04/15/2049	307,076
2,519,000	Citigroup Commercial Mortgage Trust, Series 2016-P4-B	3.38%		07/10/2049	2,197,066
11,797,848	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.05	%(b)(f)	07/10/2049	455,359
10,992,285	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.26	%(b)(f)	04/14/2050	321,608
19,958,000	CLNC Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 3.01%, 2.90% Floor)	8.34	%(a)	08/20/2035	18,930,163
5,939,721	COMM Mortgage Trust, Series 2014-UBS5-A3	3.57%		09/10/2047	5,850,624
8,063,987	Commercial Mortgage Pass-Through Trust, Series 2013-CR12-XA	0.99	%(b)(f)	10/10/2046	396
2,136,327	Commercial Mortgage Pass-Through Trust, Series 2014-CR17-XA	1.10	%(b)(f)	05/10/2047	4,184
14,588,365	Commercial Mortgage Pass-Through Trust, Series 2015-CR22-XA	0.95	%(b)(f)	03/10/2048	120,563
29,977,274	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-XA	0.94	%(b)(f)	08/10/2048	350,353
34,162,616	Commercial Mortgage Pass-Through Trust, Series 2015-CR27-XA	1.05	%(b)(f)	10/10/2048	481,351
5,373,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.44	%(b)	02/10/2048	4,474,107
7,796,862	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-XA	1.12	%(b)(f)	02/10/2048	64,600
9,657,000	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-B	4.47	%(b)	07/10/2048	8,962,634
40,743,020	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XA	0.78	%(b)(f)	07/10/2048	341,011
12,750,422	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-XA	1.08	%(b)(f)	02/10/2049	209,279
11,396,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-D (Secured Overnight Financing Rate 1 Month + 2.32%, 2.18% Floor)	7.80	%(a)	09/15/2033	8,128,490
25,152,640	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.95	%(b)(f)	04/15/2050	158,087
2,878,035	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	2.02	%(b)(f)	01/15/2049	100,696
122,570,373	CSAIL Commercial Mortgage Trust, Series 2021-C20-XA	1.12	%(b)(f)	03/15/2054	6,345,064
9,873,828	CSMC Trust, Series 2014-USA-X1	0.69	%(a)(b)(f)	09/15/2037	72,451
3,350,000	CSMC Trust, Series 2021-ADV-C (Secured Overnight Financing Rate 1 Month + 2.41%, 2.30% Floor)	7.75	%(a)	07/15/2038	2,782,611
16,215,566	DBJPM Mortgage Trust, Series 2016-C1-XA	1.52	%(b)(f)	05/10/2049	403,305
5,438,325	FS Rialto, Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.33%, 1.33% Floor)	6.67	%(a)	05/16/2038	5,352,899
10,700,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-C (Secured Overnight Financing Rate 1 Month + 2.11%, 2.00% Floor)	7.45	%(a)	07/15/2039	10,090,432
2,314,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSD	5.07	%(a)(b)	03/10/2033	1,949,053
2,893,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSE	5.07	%(a)(b)	03/10/2033	2,381,770
5,000,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-E (Secured Overnight Financing Rate 1 Month + 2.40%, 2.10% Floor)	7.73	%(a)	07/15/2031	2,075,000
5,000,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-F (Secured Overnight Financing Rate 1 Month + 3.10%, 2.80% Floor)	8.43	%(a)	07/15/2031	1,470,000
5,000,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-G (Secured Overnight Financing Rate 1 Month + 4.22%, 3.93% Floor)	9.55	%(a)	07/15/2031	433,125

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,578,700	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-E (Secured Overnight Financing Rate 1 Month + 3.46%, 3.35% Floor)	8.80	%(a)	11/15/2036	7,045,179
3,223,463	GS Mortgage Securities Trust, Series 2014-GC24-XA	0.82	%(b)(f)	09/10/2047	12,979
28,807,121	GS Mortgage Securities Trust, Series 2015-GC32-XA	0.84	%(b)(f)	07/10/2048	283,871
8,460,914	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.90	%(b)(f)	11/10/2048	110,293
14,099,486	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.88	%(b)(f)	05/10/2049	466,958
24,549,717	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.32	%(b)(f)	10/10/2049	657,488
14,505,000	GSCG Trust, Series 2019-600C-E	4.12	%(a)(b)	09/06/2034	2,792,833
6,339,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-B	4.40	%(b)	07/15/2047	5,823,899
14,063,192	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-XA	1.04	%(b)(f)	01/15/2049	219,815
31,045,489	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.71	%(b)(f)	12/15/2049	427,881
336,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-CFX	4.95	%(a)	07/05/2033	272,160
4,216,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34	%(a)	05/05/2032	4,054,354
4,314,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.60	%(a)(b)	05/05/2032	4,137,113
5,040,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.60	%(a)(b)	05/05/2032	4,829,343
5,287,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.60	%(a)(b)	05/05/2032	5,045,278
5,775,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.60	%(a)(b)	05/05/2032	5,449,076
11,575,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	%(a)	01/16/2037	9,219,331
6,153,490	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP-A (Secured Overnight Financing Rate 1 Month + 0.60%, 0.60% Floor)	5.93	%(a)	04/15/2037	5,673,797
3,812,627	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.81	%(b)(f)	02/15/2047	147
1,500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-B	4.63	%(b)	09/15/2047	1,423,606
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.63	%(b)	09/15/2047	455,096
15,761,641	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.95	%(b)(f)	11/15/2047	92,035
5,287,890	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	%(a)(b)	02/15/2048	3,233,117
2,828,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-B	4.12	%(b)	05/15/2048	2,595,451
12,850,520	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.69	%(b)(f)	05/15/2048	87,999
21,378,260	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.56	%(b)(f)	07/15/2048	132,729
9,158,063	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.96	%(b)(f)	08/15/2048	112,018
14,015,765	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.26	%(b)(f)	11/15/2048	171,598
7,942,000	KREF Ltd., Series 2021-FL2-B (Secured Overnight Financing Rate 1 Month + 1.76%, 1.65% Floor)	7.10	%(a)	02/15/2039	7,515,110
3,506,000	KREF Ltd., Series 2022-FL3-A (Secured Overnight Financing Rate 1 Month + 1.45%, 1.45% Floor)	6.78	%(a)	02/17/2039	3,455,794

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,000,000	LCCM Trust, Series 2017-LC26-C	4.71	%(a)	07/12/2050	8,205,239
6,367,000	LCCM Trust, Series 2021-FL3-AS (Secured Overnight Financing Rate 1 Month + 1.91%, 1.91% Floor)	7.25	%(a)	11/15/2038	6,246,282
2,400,000	LCCM Trust, Series 2021-FL3-B (Secured Overnight Financing Rate 1 Month + 2.31%, 2.31% Floor)	7.65	%(a)	11/15/2038	2,349,278
1,000,000	LoanCore Issuer Ltd., Series 2018-CRE1-C (1 Month LIBOR USD + 2.55%, 2.55% Floor)	8.00	%(a)	05/15/2028	977,700
2,000,000	LoanCore Issuer Ltd., Series 2019-CRE2-B (Secured Overnight Financing Rate 1 Month + 1.81%, 1.70% Floor)	7.15	%(a)	05/15/2036	1,987,200
7,970,000	LoanCore Issuer Ltd., Series 2021-CRE5-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	6.75	%(a)	07/15/2036	7,878,640
8,100,000	LoanCore Issuer Ltd., Series 2021-CRE6-A (Secured Overnight Financing Rate 1 Month + 1.41%, 1.30% Floor)	6.75	%(a)	11/15/2038	7,945,412
5,735,000	LoanCore Issuer Ltd., Series 2022-CRE7-A (Secured Overnight Financing Rate 30 Day Average + 1.55%, 1.55% Floor)	6.86	%(a)	01/17/2037	5,686,597
6,098,193	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.84	%(a)(b)(f)	03/10/2049	98,516
63,472,396	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.96	%(a)(b)(f)	03/10/2050	1,082,084
3,890,000	MF1 Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 1 Month + 1.35%, 1.35% Floor)	6.68	%(a)	02/19/2037	3,845,885
12,550,000	MF1 Ltd., Series 2022-FL8-AS (Secured Overnight Financing Rate 1 Month + 1.75%, 1.75% Floor)	7.08	%(a)	02/19/2037	12,323,858
11,933,000	MFT Trust, Series 2020-ABC-D	3.59	%(a)(b)	02/10/2042	4,866,591
10,038,615	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.09	%(a)(b)	10/15/2030	5,621,625
580,305	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.68	%(b)(f)	10/15/2046	14
2,545,028	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	1.04	%(b)(f)	02/15/2047	132
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.62	%(b)	10/15/2047	467,698
16,059,988	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.30	%(b)(f)	01/15/2049	313,414
711,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (Secured Overnight Financing Rate 1 Month + 2.96%, 4.34% Floor)	8.29	%(a)(m)	12/15/2036	149,310
13,327,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (Secured Overnight Financing Rate 1 Month + 2.26%, 2.15% Floor)	7.60	%(a)	05/15/2036	9,910,397
1,331,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (Secured Overnight Financing Rate 1 Month + 2.91%, 2.80% Floor)	8.25	%(a)	05/15/2036	752,201
9,940,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (Secured Overnight Financing Rate 1 Month + 2.31%, 2.20% Floor)	7.65	%(a)	06/15/2035	4,567,556
8,191,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.62	%(a)(b)	01/15/2037	6,582,569
4,742,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.62	%(a)(b)	01/15/2037	3,540,540
4,260,541	Ready Capital Mortgage Financing LLC, Series 2021-FL7-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.63	%(a)	11/25/2036	4,212,797
1,500,000	SFO Commercial Mortgage Trust, Series 2021-555-C (Secured Overnight Financing Rate 1 Month + 1.91%, 1.80% Floor)	7.25	%(a)	05/15/2038	1,219,601
168,062,650	SLG Office Trust, Series 2021-OVA-X	0.26	%(a)(b)(f)	07/15/2041	2,381,397
15,697,103	SMR Mortgage Trust, Series 2022-IND-A (Secured Overnight Financing Rate 1 Month + 1.65%, 1.65% Floor)	6.98	%(a)	02/15/2039	14,815,695
459,000	STWD Ltd., Series 2019-FL1-C (Secured Overnight Financing Rate 1 Month + 2.06%, 2.06% Floor)	7.40	%(a)	07/15/2038	424,139
8,744,000	STWD Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 2.46%, 2.46% Floor)	7.80	%(a)	07/15/2038	8,032,885

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,400,000	STWD Ltd., Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.65	%(a)	04/18/2038	6,281,062
11,630,000	TRTX Issuer Ltd., Series 2022-FL5-A (Secured Overnight Financing Rate 30 Day Average + 1.65%, 1.65% Floor)	6.96	%(a)	02/15/2039	11,423,602
1,500,000	UBS Commercial Mortgage Trust, Series 2017-C4-C	4.69	%(b)	10/15/2050	1,237,196
68,195,035	UBS Commercial Mortgage Trust, Series 2018-C13-XA	0.95	%(b)(f)	10/15/2051	1,879,783
6,009,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.84	%(b)	02/15/2051	4,829,635
1,067,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	5.11	%(b)	03/15/2051	765,900
1,990,000	VMC Finance LLC, Series 2022-FL5-A (Secured Overnight Financing Rate 30 Day Average + 1.90%, 1.90% Floor)	7.21	%(a)	02/18/2039	1,948,262
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	499,193
9,436,723	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.98	%(b)(f)	02/15/2048	76,158
48,778,560	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	1.03	%(b)(f)	09/15/2058	629,214
22,679,938	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.74	%(b)(f)	07/15/2058	179,906
10,241,527	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.73	%(b)(f)	03/15/2059	298,802
20,819,161	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.73	%(b)(f)	11/15/2049	679,702
66,200,686	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.09	%(b)(f)	07/15/2050	1,719,947
22,269,412	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-XA	1.75	%(b)(f)	08/15/2052	1,393,707
62,636,060	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.66	%(b)(f)	04/15/2054	4,771,891
5,250,000	Wells Fargo Commercial Mortgage Trust, Series 2022-ONL-A	3.86	%(a)	12/15/2039	4,629,735
1,870,059	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.11	%(b)(f)	03/15/2047	2,768
6,169,976	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.15	%(b)(f)	08/15/2047	41,884

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $616,334,411)					465,495,195

Non-Agency Residential Collateralized Mortgage Obligations—11.5%
4,800,649	ACE Securities Corporation Home Equity Loan Trust, Series 2006-CW1-A2D (Secured Overnight Financing Rate 1 Month + 0.63%, 0.52% Floor)	5.95%		07/25/2036	3,698,119
7,166,850	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2B (Secured Overnight Financing Rate 1 Month + 0.23%, 0.12% Floor)	5.55%		11/25/2036	2,967,360
4,837,867	Adjustable Rate Mortgage Trust, Series 2006-1-6A1 (Secured Overnight Financing Rate 1 Month + 0.37%, 0.26% Floor)	5.69%		03/25/2036	2,868,367
4,328,245	AJAX Mortgage Loan Trust, Series 2021-C-A	2.12	%(a)(c)	01/25/2061	4,083,246
2,206,537	American Home Mortgage Investment Trust, Series 2004-2-M1 (Secured Overnight Financing Rate 1 Month + 1.01%, 0.90% Floor, 11.00% Cap)	6.33%		02/25/2044	2,008,420
2,361,102	Angel Oak Mortgage Trust LLC, Series 2020-2-A1A	2.53	%(a)(b)	01/26/2065	2,150,807
418,040	Angel Oak Mortgage Trust LLC, Series 2020-6-A3	1.78	%(a)(b)	05/25/2065	368,398
7,406,106	Angel Oak Mortgage Trust, Series 2021-7-A1	1.98	%(a)(b)	10/25/2066	6,023,743

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,040,248	Arroyo Mortgage Trust, Series 2019-1-A1	3.81	%(a)(b)	01/25/2049	962,405
546,762	Arroyo Mortgage Trust, Series 2019-2-A2	3.50	%(a)(b)	04/25/2049	500,696
4,149,080	Arroyo Mortgage Trust, Series 2019-3-A3	3.42	%(a)(b)	10/25/2048	3,773,984
1,025,365	Banc of America Funding Trust, Series 2006-7-T2A1	5.88	%(b)	10/25/2036	850,637
10,104,205	Banc of America Funding Trust, Series 2015-R2-4A2 (Secured Overnight Financing Rate 1 Month + 0.28%, 0.17% Floor)	3.97	%(a)	09/29/2036	7,298,696
2,027,216	Banc of America Funding Trust, Series 2015-R2-9A2	4.43	%(a)(e)	03/27/2036	1,576,788
1,063,291	Banc of America Mortgage Trust, Series 2005-I-2A5	4.41	%(b)	10/25/2035	985,430
2,319,744	Banc of America Mortgage Trust, Series 2007-3-1A1	6.00%		09/25/2037	1,817,257
6,760,972	BCAP LLC Trust, Series 2009-RR4-7A2	6.00	%(a)(b)	03/26/2037	2,710,725
1,318,328	BCAP LLC Trust, Series 2012-RR1-3A4	5.50	%(a)(b)(m)	10/26/2035	846,477
16,246,049	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	%(a)(c)	04/01/2069	15,749,413
2,465,924	BRAVO Residential Funding Trust, Series 2021-NQM2-A3	1.44	%(a)(b)	03/25/2060	2,242,225
8,462,364	BRAVO Residential Funding Trust, Series 2022-RPL1-A1	2.75	%(a)(b)	09/25/2061	7,380,439
740,891	CHL Mortgage Pass-Through Trust, Series 2005-10-A2	5.50%		05/25/2035	589,779
9,902,219	CHL Mortgage Pass-Through Trust, Series 2006-20-1A18 (Secured Overnight Financing Rate 1 Month + 0.76%, 0.65% Floor, 6.00% Cap)	6.00%		02/25/2037	3,732,390
1,576,432	CHL Mortgage Pass-Through Trust, Series 2006-21-A10	5.75%		02/25/2037	707,867
545,366	CHL Mortgage Pass-Through Trust, Series 2007-14-A15	6.50%		09/25/2037	295,070
1,671,357	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80	%(a)(b)	05/25/2060	1,497,078
609,698	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	515,457
148,195	COLT Mortgage Loan Trust, Series 2020-3-A3	2.38	%(a)(b)	04/27/2065	139,494
3,020,562	COLT Mortgage Loan Trust, Series 2021-1R-A1	0.86	%(a)(b)	05/25/2065	2,525,470
5,449,790	COLT Mortgage Loan Trust, Series 2021-5-A1	1.73	%(a)(b)	11/26/2066	4,490,421
5,970,795	COLT Mortgage Loan Trust, Series 2022-2-A1	2.99	%(a)(c)	02/25/2067	5,210,153
301,470	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	247,407
1,017,584	Countrywide Alternative Loan Trust, Series 2005-28CB-1A6	5.50%		08/25/2035	848,748
4,059,672	Countrywide Alternative Loan Trust, Series 2005-49CB-A6	5.50%		11/25/2035	2,670,171
1,540,790	Countrywide Alternative Loan Trust, Series 2005-61-1A2 (Secured Overnight Financing Rate 1 Month + 0.85%, 0.74% Floor)	6.17%		12/25/2035	1,332,455
7,311,163	Countrywide Alternative Loan Trust, Series 2005-62-1A1 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor)	6.03%		12/25/2035	5,481,168
7,653,602	Countrywide Alternative Loan Trust, Series 2006-16CB-A5	6.00%		06/25/2036	4,141,829
1,475,806	Countrywide Alternative Loan Trust, Series 2006-32CB-A21	5.50%		11/25/2036	832,761

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,254,448	Countrywide Alternative Loan Trust, Series 2006-34-A6	6.25%		11/25/2046	1,072,783
5,678,316	Countrywide Alternative Loan Trust, Series 2006-36T2-1A3	5.75%		12/25/2036	2,338,104
1,364,234	Countrywide Alternative Loan Trust, Series 2006-J4-2A9	6.00%		07/25/2036	808,438
1,512,152	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	760,140
2,455,916	Countrywide Alternative Loan Trust, Series 2006-OA12-A1B (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.63%		09/20/2046	2,442,884
3,771,167	Countrywide Alternative Loan Trust, Series 2006-OA21-A1 (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.63%		03/20/2047	3,052,331
10,908,460	Countrywide Alternative Loan Trust, Series 2007-12T1-A11	6.00%		06/25/2037	5,033,817
9,786,683	Countrywide Alternative Loan Trust, Series 2007-12T1-A5	6.00%		06/25/2037	4,516,162
290,729	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	173,287
4,272,861	Countrywide Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	2,283,671
10,799,547	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	5,423,483
2,452	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		11/25/2034	2,124
1,067,990	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	745,435
51,034	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	38,794
456,339	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	244,789
21,485,735	Credit Suisse Mortgage-Backed Trust, Series 2019-RP10-A1	3.06	%(a)(b)	12/26/2059	21,238,567
8,642,853	CSMC Trust, Series 2009-8R-8A2	6.00	%(a)(b)	03/26/2037	3,451,785
429,078	CSMC Trust, Series 2011-12R-3A5	4.77	%(a)(b)	07/27/2036	415,760
394,082	CSMC Trust, Series 2021-JR1-A1	2.47	%(a)(b)	09/27/2066	382,434
17,697,623	CSMC Trust, Series 2022-NQM1-A1	2.27	%(a)(b)	11/25/2066	14,602,574
6,738,279	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4-A1 (Secured Overnight Financing Rate 1 Month + 0.37%, 0.26% Floor)	5.69%		12/25/2036	2,253,034
4,471,266	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4-A2 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor, 10.50% Cap)	5.81%		12/25/2036	1,486,461
200,452	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA2-A1 (12 Month US Treasury Average + 0.77%, 0.77% Floor)	5.40%		04/25/2047	177,542
380,960	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	%(b)	10/25/2036	299,209
335,249	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50	%(a)(b)	07/27/2037	260,694
3,229,246	GCAT Trust, Series 2020-NQM2-A1	1.56	%(a)(c)	04/25/2065	2,915,247
7,097,053	GCAT Trust, Series 2021-NQM4-A3	1.56	%(a)(b)	08/25/2066	5,381,584
5,271,967	GSAA Home Equity Trust, Series 2006-19-A3A (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor)	5.91%		12/25/2036	2,036,356
324,777	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	147,370
2,308,342	Harborview Mortgage Loan Trust, Series 2006-1-2A1A (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor)	5.92%		03/19/2036	1,999,498

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
730,816	Impac Secured Assets Trust, Series 2006-5-1A1C (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor, 11.50% Cap)	5.97%		02/25/2037	647,583
648,020	IndyMac INDX Mortgage Loan Trust, Series 2006-AR5-2A1	3.43	%(b)	05/25/2036	591,602
32,547,772	JP Morgan Alternative Loan Trust, Series 2005-S1-1A4	6.00%		12/25/2035	12,150,135
3,498,009	JP Morgan Alternative Loan Trust, Series 2007-S1-A2 (Secured Overnight Financing Rate 1 Month + 0.79%, 0.68% Floor, 11.50% Cap)	6.11%		04/25/2047	3,304,669
11,303,530	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2-A5 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.93%		07/25/2036	4,782,054
5,915,464	JP Morgan Resecuritization Trust, Series 2014-4-1C	0.00	%(a)(b)(m)	01/26/2036	1,754,533
635,167	Legacy Mortgage Asset Trust, Series 2020-SL1-A	5.73	%(a)(c)	01/25/2060	634,615
2,723,255	Legacy Mortgage Asset Trust, Series 2021-GS1-A1	1.89	%(a)(c)	10/25/2066	2,533,519
189,910	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	93,131
9,177,633	Lehman Mortgage Trust, Series 2007-15N-3A1 (Secured Overnight Financing Rate 1 Month + 0.36%, 0.25% Floor)	5.68%		08/25/2047	7,564,486
16,165,942	Long Beach Mortgage Loan Trust, Series 2006-11-2A2 (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor)	5.63%		12/25/2036	5,802,104
9,776,646	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor)	5.81%		03/25/2046	3,525,266
68,916	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	4.96	%(b)	04/25/2036	37,687
1,530,208	MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2-4A1A (12 Month US Treasury Average + 0.85%, 0.85% Floor)	5.48%		12/25/2046	1,326,223
338,049	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	125,503
1,190,319	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	494,440
35,749,597	Merrill Lynch Mortgage Investors Trust, Series 2006-RM2-A1A (Secured Overnight Financing Rate 1 Month + 0.48%, 0.37% Floor)	5.80%		05/25/2037	10,011,367
4,454,619	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A2A (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.67%		02/25/2037	1,342,480
6,888,161	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A2B (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor)	5.85%		02/25/2037	2,075,960
5,019,104	MFA Trust, Series 2021-NQM2-A3	1.47	%(a)(b)	11/25/2064	4,166,029
228,689	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.46	%(b)	02/25/2036	129,509
472,657	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	%(a)(b)	10/25/2060	457,799
4,055,349	Nomura Resecuritization Trust, Series 2015-8R-4A4	7.51	%(a)(b)	11/25/2047	3,209,415
451,964	OBX Trust, Series 2020-EXP2-A3	2.50	%(a)(b)	05/25/2060	358,705
3,101,881	OBX Trust, Series 2021-NQM2-A3	1.56	%(a)(b)	05/25/2061	2,336,955
6,417,196	OBX Trust, Series 2022-NQM1-A1	2.31	%(a)(b)	11/25/2061	5,340,473
2,206,874	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	%(a)(c)	09/27/2060	2,136,674
3,010,438	Pretium Mortgage Credit Partners LLC, Series 2021-NPL2-A1	1.99	%(a)(c)	06/27/2060	2,800,576
27,141,700	Pretium Mortgage Credit Partners LLC, Series 2021-NPL3-A1	1.87	%(a)(c)	07/25/2051	25,230,433
5,308,973	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	%(a)(c)	02/25/2061	5,031,182

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,419,882	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	%(a)(c)	07/25/2051	5,053,158
5,335,353	PRPM LLC, Series 2021-6-A1	1.79	%(a)(c)	07/25/2026	5,018,739
602,422	RBSSP Resecuritization Trust, Series 2009-2-3A2 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.12	%(a)	04/26/2035	541,813
512,907	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	399,389
1,346,745	Residential Accredit Loans, Inc., Series 2007-QS4-3A4	6.00%		03/25/2037	1,079,329
1,677,028	Residential Accredit Loans, Inc., Series 2007-QS4-3A9	6.00%		03/25/2037	1,343,997
1,128,388	Residential Accredit Loans, Inc., Series 2007-QS8-A3 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		06/25/2037	775,060
713,608	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	543,414
4,301,657	Residential Asset Securities Corporation, Series 2004-KS7-A2A (Secured Overnight Financing Rate 1 Month + 0.69%, 0.58% Floor)	5.38%		08/25/2034	3,960,689
689,367	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	286,011
2,112,470	Residential Asset Securitization Trust, Series 2006-A6-1A4	6.00%		07/25/2036	593,558
4,198,790	Residential Funding Mortgage Securities Trust, Series 2007-S1-A1 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		01/25/2037	3,001,052
5,394,000	Residential Mortgage Loan Trust, Series 2019-2-M1	3.86	%(a)(b)	05/25/2059	5,100,534
5,890,003	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM3-A1 (Secured Overnight Financing Rate 1 Month + 0.21%, 0.10% Floor)	5.53%		10/25/2036	2,004,072
1,336,813	Soundview Home Loan Trust, Series 2007-OPT3-2A3 (Secured Overnight Financing Rate 1 Month + 0.29%, 0.18% Floor)	5.61%		08/25/2037	1,287,312
8,000,000	Starwood Mortgage Residential Trust, Series 2020-2-M1E	3.00	%(a)	04/25/2060	7,606,674
1,093,982	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.38	%(b)	12/25/2035	971,515
10,489,615	VCAT LLC, Series 2021-NPL4-A1	1.87	%(a)(c)	08/25/2051	9,834,886
5,784,213	VCAT LLC, Series 2021-NPL5-A1	1.87	%(a)(c)	08/25/2051	5,475,632
2,846,441	Velocity Commercial Capital Loan Trust, Series 2020-1-M2	2.98	%(a)(b)	02/25/2050	2,252,919
2,550,078	Velocity Commercial Capital Loan Trust, Series 2021-1-M2	2.26	%(a)(b)	05/25/2051	1,965,747
1,952,186	Velocity Commercial Capital Loan Trust, Series 2021-2-M2	2.20	%(a)(b)	08/25/2051	1,541,682
252,523	Verus Securitization Trust, Series 2020-4-A3	2.32	%(a)(c)	05/25/2065	232,554
1,500,000	Verus Securitization Trust, Series 2020-INV1-A2	3.04	%(a)(b)	03/25/2060	1,435,006
15,142,448	Verus Securitization Trust, Series 2021-7-A1	1.83	%(a)(b)	10/25/2066	12,686,696
2,094,764	Verus Securitization Trust, Series 2021-R1-A3	1.26	%(a)(b)	10/25/2063	1,879,509
4,334,608	VOLT LLC, Series 2021-NP10-A1	1.99	%(a)(c)	05/25/2051	3,979,603
6,567,318	VOLT LLC, Series 2021-NP11-A1	1.87	%(a)(c)	08/25/2051	6,103,572
9,378,353	VOLT LLC, Series 2021-NPL1-A1	1.89	%(a)(c)	02/27/2051	8,858,385
921,487	VOLT LLC, Series 2021-NPL2-A1	1.89	%(a)(c)	02/27/2051	860,407

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,076,317	VOLT LLC, Series 2021-NPL5-A1	2.12	%(a)(c)	03/27/2051	3,875,883
2,436,894	VOLT LLC, Series 2021-NPL6-A1	2.24	%(a)(c)	04/25/2051	2,281,077
22,017,305	VOLT LLC, Series 2021-NPL8-A1	2.12	%(a)(c)	04/25/2051	20,587,222
6,334,701	Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5-2A2 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	4.01%		10/25/2036	2,290,819
2,326,406	Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5-2A3 (Secured Overnight Financing Rate 1 Month + 0.57%, 0.46% Floor)	4.01%		10/25/2036	841,298
987,725	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-8-2CB3 (Secured Overnight Financing Rate 1 Month + 0.52%, 0.41% Floor, 5.50% Cap)	5.50%		10/25/2035	901,695
2,899,104	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR4-A5	3.91	%(b)	04/25/2035	2,712,382
2,893,484	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10-2A1	4.22	%(b)	09/25/2036	2,467,426
10,363,962	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18-1A1	3.17	%(b)	01/25/2037	8,714,088
1,659,452	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HE4-2A3 (Secured Overnight Financing Rate 1 Month + 0.28%, 0.28% Floor)	5.60%		07/25/2047	973,047
497,975	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	417,726
1,759,859	Wells Fargo Mortgage Backed Securities Trust, Series 2007-15-A1	6.00%		11/25/2037	1,459,621
6,371,457	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6-A2	5.99	%(b)	10/25/2037	5,795,578

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $557,306,599)					452,091,590

US Corporate Bonds—6.7%
1,860,000	AbbVie, Inc.	2.60%		11/21/2024	1,793,799
3,630,000	Amazon.com, Inc.	4.60%		12/01/2025	3,584,540
595,000	American Express Company	5.99	%(e)	11/04/2026	589,877
2,890,000	American Express Company (Secured Overnight Financing Rate + 0.93%)	6.28%		03/04/2025	2,902,347
1,710,000	Amgen, Inc.	5.51%		03/02/2026	1,700,130
1,710,000	Arrow Electronics, Inc.	6.13%		03/01/2026	1,703,711
2,115,000	AT&T, Inc.	5.54%		02/20/2026	2,098,436
5,425,000	Athene Global Funding	6.05	%(a)(e)	05/24/2024	5,403,204
1,075,000	Avery Dennison Corporation	0.85%		08/15/2024	1,028,914
3,015,000	Aviation Capital Group LLC	1.95	%(a)	09/20/2026	2,634,275
9,070,000	Bank of America Corporation (Secured Overnight Financing Rate 3 Month + 1.23%)	3.46%		03/15/2025	8,950,207
425,000	Boeing Company	4.88%		05/01/2025	417,766
1,821,000	Broadcom, Inc.	3.15%		11/15/2025	1,721,835
90,000	Broadcom, Inc.	3.88%		01/15/2027	84,594

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,700,000	Campbell Soup Company	3.95%		03/15/2025	3,595,843
1,935,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.16%)	4.99%		07/24/2026	1,878,240
5,097,000	Cardinal Health, Inc.	3.08%		06/15/2024	4,991,674
2,470,000	Caterpillar Financial Services Corporation	3.65%		08/12/2025	2,393,731
1,115,000	Caterpillar Financial Services Corporation	4.35%		05/15/2026	1,090,325
1,756,000	Charles Schwab Corporation	6.40	%(e)	03/03/2027	1,738,500
2,280,000	Citigroup, Inc. (Secured Overnight Financing Rate + 1.53%)	3.29%		03/17/2026	2,182,557
3,975,000	Citigroup, Inc. (Secured Overnight Financing Rate 3 Month + 1.16%)	3.35%		04/24/2025	3,904,891
1,960,000	Constellation Brands, Inc.	3.60%		05/09/2024	1,931,765
1,970,000	Crown Castle, Inc.	4.80%		09/01/2028	1,871,615
1,730,000	CVS Health Corporation	5.00%		02/20/2026	1,703,472
1,762,000	Dell International LLC	4.00%		07/15/2024	1,735,081
1,900,000	Dollar General Corporation	4.15%		11/01/2025	1,831,240
3,293,000	Dollar Tree, Inc.	4.00%		05/15/2025	3,188,562
1,970,000	DTE Energy Company	4.88%		06/01/2028	1,905,264
5,500,000	Elevance Health, Inc.	3.50%		08/15/2024	5,388,255
2,095,000	Eli Lilly & Company	5.00%		02/27/2026	2,087,661
3,525,000	Energy Transfer LP	5.88%		01/15/2024	3,523,188
3,990,000	Entergy Corporation	0.90%		09/15/2025	3,625,062
3,840,000	Equinix, Inc.	1.25%		07/15/2025	3,533,926
3,559,000	Expedia Group, Inc.	6.25	%(a)	05/01/2025	3,566,594
1,740,000	General Mills, Inc.	4.00%		04/17/2025	1,692,876
1,375,000	General Mills, Inc.	5.24%		11/18/2025	1,363,073
3,590,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	3,508,454
1,835,000	Gilead Sciences, Inc.	3.65%		03/01/2026	1,757,309
3,705,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	3,568,438
3,562,000	HCA, Inc.	5.00%		03/15/2024	3,544,290
2,575,000	Hewlett Packard Enterprise Company	5.90%		10/01/2024	2,573,620
3,005,000	Hyatt Hotels Corporation	5.75%		01/30/2027	2,987,142
3,665,000	Hyundai Capital America	1.00	%(a)	09/17/2024	3,492,484

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,535,000	Intel Corporation	4.88%		02/10/2026	1,516,924
1,700,000	Intuit, Inc.	5.25%		09/15/2026	1,696,335
3,555,000	John Deere Capital Corporation	4.75%		01/20/2028	3,492,334
3,640,000	JPMorgan Chase & Company	3.90%		07/15/2025	3,526,487
1,710,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 0.42%)	0.56%		02/16/2025	1,671,953
5,635,000	JPMorgan Chase & Company (Secured Overnight Financing Rate 3 Month + 1.42%)	3.22%		03/01/2025	5,561,933
3,600,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	3,515,578
1,730,000	Kinder Morgan, Inc.	4.30%		06/01/2025	1,686,169
1,110,000	Lowe’s Companies, Inc.	4.40%		09/08/2025	1,085,489
3,520,000	Marriott International, Inc.	3.60%		04/15/2024	3,477,182
3,590,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	3,556,619
985,000	McDonald’s Corporation	3.38%		05/26/2025	951,554
1,885,000	McDonald’s Corporation	1.45%		09/01/2025	1,746,017
1,730,000	McKesson Corporation	5.25%		02/15/2026	1,711,205
1,170,000	Meta Platforms, Inc.	4.60%		05/15/2028	1,144,931
3,666,000	Microchip Technology, Inc.	0.97%		02/15/2024	3,598,965
3,460,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	5.79%		01/25/2024	3,459,651
3,825,000	Morgan Stanley (Secured Overnight Financing Rate + 0.53%)	0.79%		05/30/2025	3,674,848
2,801,000	Mosaic Company	4.25%		11/15/2023	2,794,080
1,755,000	New York Life Global Funding	3.60	%(a)	08/05/2025	1,696,812
1,050,000	NextEra Energy Capital Holdings, Inc.	4.20%		06/20/2024	1,036,296
685,000	NextEra Energy Capital Holdings, Inc.	4.26%		09/01/2024	674,166
1,690,000	NiSource, Inc.	5.25%		03/30/2028	1,657,391
3,050,000	Northrop Grumman Corporation	2.93%		01/15/2025	2,942,228
710,000	Northrop Grumman Corporation	3.25%		01/15/2028	651,571
3,720,000	NVIDIA Corporation	0.58%		06/14/2024	3,591,979
2,780,000	Omnicom Group, Inc.	3.65%		11/01/2024	2,713,382
3,605,000	Oracle Corporation	5.80%		11/10/2025	3,619,313
1,055,000	Pacific Gas and Electric Company	3.25%		02/16/2024	1,042,771
2,800,000	Pacific Gas and Electric Company	4.95%		06/08/2025	2,735,315

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,630,000	Parker-Hannifin Corporation	3.65%		06/15/2024	3,574,446
3,735,000	Penske Truck Leasing Company LP	4.40	%(a)	07/01/2027	3,502,496
710,000	Pfizer Investment Enterprises Pte Ltd.	4.65%		05/19/2025	700,448
3,605,000	Philip Morris International, Inc.	4.88%		02/13/2026	3,546,703
1,515,000	Phillips 66	3.85%		04/09/2025	1,474,187
510,000	Phillips 66	1.30%		02/15/2026	461,322
2,235,000	PNC Financial Services Group, Inc. (Secured Overnight Financing Rate + 1.32%)	5.81%		06/12/2026	2,217,787
2,675,000	Public Service Enterprise Group, Inc.	0.84%		11/08/2023	2,660,370
1,710,000	Raytheon Technologies Corporation	5.00%		02/27/2026	1,689,846
3,632,000	Republic Services, Inc.	2.50%		08/15/2024	3,528,886
3,535,000	Ryder System, Inc.	5.25%		06/01/2028	3,443,476
1,810,000	Sabine Pass Liquefaction LLC	5.63%		03/01/2025	1,799,070
2,869,000	Simon Property Group LP	2.00%		09/13/2024	2,762,978
2,365,000	Southern California Edison Company	6.18	%(e)	04/01/2024	2,365,206
1,175,000	Southern California Edison Company	4.90%		06/01/2026	1,154,664
1,685,000	Southern Company	5.15%		10/06/2025	1,668,617
445,000	Synchrony Financial	4.38%		03/19/2024	439,621
3,295,000	Synchrony Financial	4.25%		08/15/2024	3,218,694
3,340,000	Thermo Fisher Scientific, Inc.	4.95%		08/10/2026	3,306,840
1,405,000	T-Mobile USA, Inc.	4.75%		02/01/2028	1,348,108
2,190,000	T-Mobile USA, Inc.	4.80%		07/15/2028	2,105,796
1,753,000	Truist Financial Corporation (Secured Overnight Financing Rate + 0.40%)	5.75%		06/09/2025	1,714,586
3,575,000	Union Pacific Corporation	4.75%		02/21/2026	3,531,669
315,000	UnitedHealth Group, Inc.	0.55%		05/15/2024	305,141
1,885,000	UnitedHealth Group, Inc.	3.70%		05/15/2027	1,787,623
1,830,000	Veralto Corporation	5.50	%(a)	09/18/2026	1,822,383
2,072,000	Viatris, Inc.	1.65%		06/22/2025	1,914,736
1,725,000	WEC Energy Group, Inc.	4.75%		01/09/2026	1,690,344
6,580,000	Wells Fargo & Company (Secured Overnight Financing Rate 3 Month + 1.09%)	2.41%		10/30/2025	6,307,878
3,615,000	Welltower, Inc.	3.63%		03/15/2024	3,574,187

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,945,000	Workday, Inc.	3.50%		04/01/2027	1,815,563
3,735,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	3,548,445
Total US Corporate Bonds (Cost $270,469,359)					263,980,361
US Government and Agency Mortgage Backed Obligations—2.6%
4,835,930	Federal National Mortgage Association, Pool MA5086	5.00%		07/01/2043	4,608,680
4,655,845	Federal National Mortgage Association, Pool MA5112	5.00%		08/01/2043	4,437,045
468,185	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08626	3.00%		02/01/2045	397,389
461,507	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08631	3.00%		03/01/2045	391,577
259,510	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SM (-1 x Secured Overnight Financing Rate 30 Day Average + 6.17%, 6.28% Cap)	0.85	%(f)(h)	02/15/2038	17,484
611,776	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	552,426
8,386,847	Federal Home Loan Mortgage Corporation REMICS, Series 4954-LB	2.50%		02/25/2050	6,978,023
5,801,639	Federal Home Loan Mortgage Corporation REMICS, Series 5105-NH	2.00%		02/25/2037	4,988,475
908,140	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%)	7.31	%(a)	01/25/2051	881,638
613,930	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	520,128
166,948	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	150,156
758,824	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	631,879
10,225,182	Federal National Mortgage Association Pass-Thru, Pool MA4176	2.00%		11/01/2040	8,306,285
169,672	Federal National Mortgage Association REMICS, Series 2012-32-DA	2.00%		11/25/2026	167,252
1,423,105	Federal National Mortgage Association REMICS, Series 2016-72-PA	3.00%		07/25/2046	1,235,993
6,671,344	Federal National Mortgage Association REMICS, Series 2019-25-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 5.94%, 6.05% Cap)	0.62	%(f)(h)	06/25/2049	483,325
5,313,316	Federal National Mortgage Association REMICS, Series 2020-39-MH	3.00%		06/25/2040	4,593,917
4,283,795	Federal National Mortgage Association REMICS, Series 2021-21-HG	2.00%		11/25/2047	3,661,752
8,097,072	Federal National Mortgage Association REMICS, Series 2021-29-CG	1.25%		05/25/2041	6,842,610
904,001	Federal National Mortgage Association, Pool AL2987	4.41	%(e)	11/01/2042	903,537
2,586,975	Federal National Mortgage Association, Pool AP7870	5.95	%(e)	07/01/2042	2,611,162
687,466	Federal National Mortgage Association, Pool BM3520	5.30	%(e)	05/01/2045	681,098
2,674,680	Federal National Mortgage Association, Pool BM4513	5.56	%(e)	05/01/2044	2,719,612
5,243,889	Federal National Mortgage Association, Series 2019-43-FD (Secured Overnight Financing Rate 30 Day Average + 0.51%, 0.40% Floor, 6.50% Cap)	5.83%		08/25/2049	5,058,408
22,137,903	Federal National Mortgage Association, Series 2020-M49-1A1	1.30	%(b)	11/25/2030	19,059,849

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,362,741	Federal National Mortgage Association, Series 2022-M1S-A1	2.15	%(b)	11/25/2031	7,303,488
2,980,795	Federal National Mortgage Association, Series 2023-M4-A1	3.89	%(b)	06/25/2032	2,799,709
2,433,468	FREMF Mortgage Trust, Series 2016-KF18-B (Secured Overnight Financing Rate 30 Day Average + 5.61%, 5.50% Floor)	10.93	%(a)	05/25/2026	2,332,974
124,762,277	FREMF Mortgage Trust, Series 2017-K67-X2B	0.10	%(a)(f)	09/25/2049	406,538
1,401,628	FREMF Mortgage Trust, Series 2017-KF27-B (Secured Overnight Financing Rate 30 Day Average + 4.46%, 4.35% Floor)	9.78	%(a)	12/25/2026	1,380,643
2,481,119	FREMF Mortgage Trust, Series 2017-KF30-B (Secured Overnight Financing Rate 30 Day Average + 3.36%, 3.25% Floor)	8.68	%(a)	03/25/2027	2,421,230
845,940	FREMF Mortgage Trust, Series 2018-KF44-B (Secured Overnight Financing Rate 30 Day Average + 2.26%, 2.15% Floor)	7.58	%(a)	02/25/2025	826,183
878,676	FREMF Mortgage Trust, Series 2019-KF69-B (Secured Overnight Financing Rate 30 Day Average + 2.41%, 2.30% Floor)	7.73	%(a)	08/25/2029	803,533
3,043,851	Government National Mortgage Association, Series 2022-183-B	5.00%		04/20/2047	2,942,494
1,423,258	Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2021-Q015-B (Secured Overnight Financing Rate 30 Day Average + 2.85%)	8.16	%(a)	08/25/2024	1,421,880

Total US Government and Agency Mortgage Backed Obligations (Cost $117,613,122)					103,518,372

US Government and Agency Obligations—18.7%
70,900,000	United States Treasury Notes	4.25%		12/31/2024	69,951,435
36,300,000	United States Treasury Notes	4.13%		01/31/2025	35,742,738
44,700,000	United States Treasury Notes	3.88%		03/31/2025	43,816,477
123,700,000	United States Treasury Notes	3.88%		04/30/2025	121,194,591
187,700,000	United States Treasury Notes	4.25%		05/31/2025	184,928,493
35,600,000	United States Treasury Notes	4.63%		06/30/2025	35,298,234
63,300,000	United States Treasury Notes	3.88%		01/15/2026	61,818,879
108,300,000	United States Treasury Notes	3.63%		05/15/2026	104,987,543
76,200,000	United States Treasury Notes	4.13%		06/15/2026	74,795,063

Total US Government and Agency Obligations (Cost $742,937,447)					732,533,453

Common Stocks—0.0% (l)
9,129	Flame Aggregator—Class R (i)(m)				50,301
907	Flame Aggregator—Class U (i)(m)				4,997

Total Common Stocks (Cost $20,580)					55,298

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Short Term Investments—11.0%
70,960,505	First American Government Obligations Fund—Class U	5.28	%(j)		70,960,505
70,960,505	JP Morgan U.S. Government Money Market Fund—Institutional Share Class	5.27	%(j)		70,960,505
70,960,505	Morgan Stanley Institutional Liquidity Funds Government Portfolio—Institutional Share Class	5.27	%(j)		70,960,505
70,000,000	United States Treasury Bills	0.00%		10/05/2023	69,969,287
152,800,000	United States Treasury Bills	0.00	%(k)	05/16/2024	147,733,734

Total Short Term Investments (Cost $430,902,288)					430,584,536

Total Investments—98.2% (Cost $4,190,668,025)					3,856,427,586
Other Assets in Excess of Liabilities—1.8%					70,522,879

NET ASSETS—100.0%					$3,926,950,465

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	18.7%
Collateralized Loan Obligations	17.3%
Non-Agency Commercial Mortgage Backed Obligations	11.9%
Non-Agency Residential Collateralized Mortgage Obligations	11.5%
Short Term Investments	11.0%
US Corporate Bonds	6.7%
Asset Backed Obligations	6.6%
Bank Loans	5.6%
Foreign Corporate Bonds	5.4%
US Government and Agency Mortgage Backed Obligations	2.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.9%
Common Stocks	0.0	%(l)
Other Assets and Liabilities	1.8%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	18.7%
Collateralized Loan Obligations	17.3%
Non-Agency Commercial Mortgage Backed Obligations	11.9%
Non-Agency Residential Collateralized Mortgage Obligations	11.5%
Short Term Investments	11.0%
Asset Backed Obligations	6.6%
Banking	3.5%
US Government and Agency Mortgage Backed Obligations	2.6%
Utilities	1.5%
Healthcare	1.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.9%
Business Equipment and Services	0.9%
Technology	0.7%
Hotels/Motels/Inns and Casinos	0.7%
Transportation	0.7%
Pharmaceuticals	0.7%
Electronics/Electric	0.5%
Energy	0.5%
Retailers (other than Food/Drug)	0.5%
Finance	0.5%
Telecommunications	0.5%
Automotive	0.5%
Food Service	0.4%
Aerospace & Defense	0.4%
Media	0.4%
Food Products	0.4%
Mining	0.4%
Chemicals/Plastics	0.4%
Containers and Glass Products	0.3%
Insurance	0.2%
Chemical Products	0.2%
Leisure	0.2%
Building and Development (including Steel/Metals)	0.2%
Consumer Products	0.2%
Beverage and Tobacco	0.2%
Construction	0.2%
Real Estate	0.2%
Financial Intermediaries	0.2%
Diversified Manufacturing	0.2%
Commercial Services	0.1%
Environmental Control	0.1%
Conglomerates	0.0	%(l)
Industrial Equipment	0.0	%(l)
Other Assets and Liabilities	1.8%

	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(f)	Interest only security
(g)	Perpetual maturity. The date disclosed is the next call date of the security.
(h)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)	Non-income producing security
(j)	Seven-day yield as of period end
(k)	All or a portion of this security has been pledged as collateral.
(l)	Represents less than 0.05% of net assets
(m)	Value determined using significant unobservable inputs.
PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	11/29/2023	$70,000,000	$8,960,900	$—	$8,960,900
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/07/2023	60,000,000	8,145,296	—	8,145,296
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/21/2023	100,000,000	7,423,079	—	7,423,079
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/16/2024	75,000,000	7,187,371	—	7,187,371
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	01/31/2024	65,000,000	7,180,697	—	7,180,697
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	01/23/2024	70,000,000	6,833,749	—	6,833,749
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	01/10/2024	70,000,000	5,460,049	—	5,460,049
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	02/20/2024	85,000,000	5,045,126	—	5,045,126
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/04/2024	50,000,000	4,696,873	—	4,696,873
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	03/26/2024	75,000,000	4,665,646	—	4,665,646
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	02/06/2024	50,000,000	4,539,126	—	4,539,126
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	05/01/2024	80,000,000	4,527,002	—	4,527,002
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	05/09/2024	70,000,000	3,965,689	—	3,965,689
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	12/27/2023	100,000,000	3,471,270	—	3,471,270
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	12/20/2023	90,000,000	3,384,113	—	3,384,113
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/14/2023	70,000,000	3,057,928	—	3,057,928
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/21/2024	69,000,000	2,973,190	—	2,973,190
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	06/05/2024	65,000,000	2,686,904	—	2,686,904
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/13/2024	100,000,000	2,640,507	—	2,640,507
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	11/09/2023	80,000,000	2,322,870	—	2,322,870
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/21/2023	80,000,000	2,260,147	—	2,260,147
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	10/10/2023	85,000,000	2,242,342	—	2,242,342
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/28/2024	62,000,000	2,037,681	—	2,037,681
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	04/16/2024	64,000,000	2,028,072	—	2,028,072
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	03/12/2024	80,000,000	1,817,955	—	1,817,955

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/07/2023	85,000,000	1,538,763	—	1,538,763
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/19/2024	90,000,000	1,529,305	—	1,529,305
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	12/12/2023	50,000,000	1,406,928	—	1,406,928
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/23/2024	75,000,000	1,279,321	—	1,279,321
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	10/18/2023	75,000,000	1,142,609	—	1,142,609
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/26/2023	65,000,000	847,589	—	847,589
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	10/09/2024	75,000,000	348,171	—	348,171
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	02/29/2024	55,000,000	316,174	—	316,174
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/24/2023	70,000,000	(224,945)	—	(224,945)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	06/18/2024	80,000,000	(241,608)	—	(241,608)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/27/2024	86,000,000	(501,868)	—	(501,868)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	09/03/2024	55,000,000	(1,716,764)	—	(1,716,764)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/28/2024	50,000,000	(2,273,849)	—	(2,273,849)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/22/2024	65,000,000	(2,425,944)	—	(2,425,944)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	10/02/2024	80,000,000	(2,665,158)	—	(2,665,158)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/11/2024	88,000,000	(2,883,984)	—	(2,883,984)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/12/2023	90,000,000	(3,660,715)	—	(3,660,715)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	09/19/2024	88,000,000	(3,774,386)	—	(3,774,386)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	07/16/2024	96,000,000	(3,984,838)	—	(3,984,838)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/26/2024	77,000,000	(4,257,488)	—	(4,257,488)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/12/2024	100,000,000	(4,522,443)	—	(4,522,443)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	07/24/2024	80,000,000	(4,860,980)	—	(4,860,980)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	07/30/2024	80,000,000	(5,150,514)	—	(5,150,514)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/14/2024	95,000,000	(5,644,495)	—	(5,644,495)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	08/13/2024	85,000,000	(6,031,291)	—	(6,031,291)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/08/2024	95,000,000	(6,110,402)	—	(6,110,402)

							$57,030,770	$—	$57,030,770

(1)

Shiller Barclays CAPE® US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of September 30, 2023, is available on the Barclays Capital, Inc. website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E

DoubleLine Flexible Income Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations—5.0%
2,143,988	American Airlines, Inc.	5.25%		1/15/2024	2,154,879
650,000	Amur Equipment Finance Receivables LLC, Series 2021-1A-E	4.13	%(a)	3/20/2028	617,917
513,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-C	3.77	%(a)	3/15/2027	486,396
745,000	CAL Funding Ltd., Series 2020-1A-B	3.50	%(a)	9/25/2045	650,013
2,468,915	Castlelake Aircraft Securitization Trust, Series 2018-1-B	5.30	%(a)	6/15/2043	1,825,745
751,849	Diamond Resorts Owner Trust, Series 2021-1A-D	3.83	%(a)	11/21/2033	679,334
6,250,000	ExteNet LLC, Series 2019-1A-C	5.22	%(a)	7/25/2049	5,935,119
1,855,212	Jersey Mike’s Funding, Series 2019-1A-A2	4.43	%(a)	2/15/2050	1,709,033
1,087,916	JOL Air Ltd., Series 2019-1-B	4.95	%(a)	4/15/2044	833,190
1,750,000	Lendingpoint Asset Securitization Trust, Series 2022-C-B	7.46	%(a)	2/15/2030	1,746,698
1,089,373	Loanpal Solar Loan Ltd., Series 2021-1GS-C	3.50	%(a)	1/20/2048	712,806
2,945,237	Lunar Structured Aircraft Portfolio Notes, Series 2021-1-C	5.68	%(a)(b)	10/15/2046	2,612,873
914,836	Mosaic Solar Loan Trust, Series 2018-1A-C	0.00	%(a)(c)	6/22/2043	853,735
5,499,701	Pagaya AI Debt Selection Trust, Series 2021-3-C	3.27	%(a)	5/15/2029	4,762,994
1,350,000	Pagaya AI Debt Selection Trust, Series 2021-5-CERT	0.00	%(a)(b)(d)	8/15/2029	193,664
3,855,334	Regional Ltd., Series 2021-1A-A	5.75%		4/15/2041	3,458,382
2,000,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A-B	5.75	%(a)	9/15/2048	1,783,380
1,243,354	Textainer Marine Containers Ltd., Series 2020-2A-A	2.10	%(a)	9/20/2045	1,091,670
1,750,000	Upstart Securitization Trust, Series 2021-3-C	3.28	%(a)	7/20/2031	1,598,466
4,484,158	Vivint Solar Financing LLC, Series 2018-1A-A	4.73	%(a)	4/30/2048	4,029,247
10,260,547	WAVE LLC, Series 2019-1-C	6.41	%(a)(b)	9/15/2044	1,391,217
1,025,681	Willis Engine Structured Trust, Series 2018-A-A	4.75	%(a)(e)	9/15/2043	869,184
1,717,472	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61	%(a)	10/15/2038	1,496,368

Total Asset Backed Obligations (Cost $55,512,040)					41,492,310

Bank Loans—9.4%
505,000	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%)	7.57%		9/12/2030	503,687
213,750	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.01%, 0.75% Floor)	10.34%		4/20/2028	220,577
365,000	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.32%		8/15/2028	360,894

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
669,444	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	8.93%		2/16/2027	661,435
186,675	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	9.68%		2/15/2027	186,617
115,104	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%, 0.50% Floor)	9.54%		2/16/2028	113,838
204,461	ADMI Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.43%		4/30/2025	201,321
184,860	ADMI Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.50% Floor)	9.18%		12/23/2027	172,910
509,677	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.06%		7/31/2028	505,337
232,063	Air Canada, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%, 0.75% Floor)	9.13%		8/11/2028	232,546
94,711	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	9.23%		4/22/2024	29,243
384,711	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.18%		2/4/2028	384,903
849,175	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.83%		11/5/2027	848,776
523,342	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.17%		5/12/2028	506,362
338,691	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 0.50% Floor)	8.93%		8/17/2028	338,833
104,738	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%)	9.17%		5/31/2030	104,999
189,525	Altice France S.A., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.50%)	10.81%		8/15/2028	172,112
82,006	AMC Entertainment Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.43%		4/22/2026	66,314
308,717	American Airlines, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 1.85%)	7.32%		1/29/2027	304,087
222,188	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.51%, 0.75% Floor)	11.81%		10/20/2028	195,258
119,578	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.17%		3/3/2028	115,193
356,629	AmWINS Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.75% Floor)	7.70%		2/22/2028	354,928
441,317	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.89%		9/19/2026	443,166
315,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	12.14%		9/17/2027	316,969
161,700	APX Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.69%		7/10/2028	161,879
260,000	Arches Buyer, Inc., Senior Secured First Lien Term Loan	8.57	%(f)	12/6/2027	255,085
423,925	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.92%		12/11/2028	405,412
103,216	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.85%, 0.50% Floor)	11.17%		12/10/2029	89,239
25,000	AssuredPartners, Inc., Senior Secured First Lien Term Loan	9.07	%(f)	2/12/2027	25,047
142,825	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.82%		2/12/2027	142,601
277,696	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%)	8.95%		2/12/2027	277,328
234,126	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.36%, 0.50% Floor)	10.90%		10/25/2028	176,882
263,748	Asurion LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.68%		7/30/2027	255,374

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
29,925	Asurion LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.35%)	9.67%		8/21/2028	29,124
144,275	Asurion LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.36%)	9.67%		12/23/2026	141,570
50,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%)	10.68%		1/31/2028	45,223
165,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%)	10.68%		1/22/2029	146,967
862,949	Athenahealth Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.57%		2/15/2029	849,198
163,881	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.27%		7/17/2028	148,020
118,610	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.15%, 0.50% Floor)	12.57%		12/10/2029	78,283
216,246	Axalta Coating Systems US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.81%		12/20/2029	216,888
350,632	Bally’s Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.51%, 0.50% Floor)	8.84%		10/2/2028	344,396
185,000	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan	9.32	%(f)	9/29/2028	182,919
403,776	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.76%		5/10/2027	393,233
271,382	BCP Renaissance Parent LLC, Term Loan	8.83	%(f)	10/31/2028	271,298
338,601	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	10.07%		12/11/2028	338,982
388,868	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.99%		6/5/2028	389,708
268,367	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%)	9.18%		10/2/2025	268,404
145,000	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.50%, 0.50% Floor)	10.87%		7/25/2030	141,658
38,262	Bright Bidco B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.00% + 1.00% PIK, 1.00% Floor)	13.32%		10/29/2027	15,496
389,628	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.18%		8/1/2025	389,854
140,676	Brown Group Holding LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.85%, 0.50% Floor)	8.17%		6/7/2028	139,679
99,500	Caesars Entertainment, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.67%		2/6/2030	99,656
48,000	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%)	7.43%		8/12/2026	48,041
400,459	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.43%		10/30/2026	400,710
79,800	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.33%		8/9/2027	79,733
477,839	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.75% Floor)	8.68%		10/18/2028	476,245
523,468	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.01%)	9.43%		1/29/2027	414,005
389,650	Castlelake Aviation LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	8.42%		10/22/2026	389,716
867,739	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%, 0.50% Floor)	7.44%		2/22/2028	850,523
424,206	Cengage Learning, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.01%, 1.00% Floor)	10.32%		7/14/2026	422,880
233,238	Central Parent, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.64%		7/6/2029	233,570
265,000	Chariot Buyer LLC, Senior Secured First Lien Term Loan	8.83	%(f)	10/23/2028	261,419

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
195,000	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.18%		12/1/2027	193,497
847,355	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.68%		9/29/2028	844,902
334,141	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.50% Floor)	8.45%		12/8/2028	332,679
340,000	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	9.07%		5/6/2030	339,842
	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan
353,334	(3 Month Secured Overnight Financing Rate + 3.76%)	9.13%		8/21/2026	343,984
920	(1 Month Secured Overnight Financing Rate + 3.61%)	8.93%		8/21/2026	896
127,484	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	8.18%		9/18/2024	125,771
339,141	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.28%, 0.50% Floor)	9.59%		4/13/2029	335,016
240,723	CMG Media Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.60%)	8.99%		12/17/2026	221,264
840,250	CNT Holdings Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	8.80%		11/8/2027	838,524
20,961	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.42%		5/15/2028	21,000
79,792	CommScope, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%)	8.68%		4/6/2026	73,050
344,412	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.36%, 1.00% Floor)	9.68%		4/16/2029	343,940
70,775	Conair Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.50% Floor)	9.18%		5/17/2028	68,002
101,811	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	8.82%		12/11/2026	100,093
135,800	Conservice Midco LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%)	9.72%		5/13/2027	136,097
193,784	Constant Contact, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.26%, 0.75% Floor)	9.56%		2/10/2028	187,940
456,924	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 0.50% Floor)	8.93%		6/2/2028	423,891
149,235	Cornerstone Building Brands, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.68%		4/12/2028	146,017
199,990	Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.01%, 0.50% Floor)	9.18%		10/16/2028	190,459
189,515	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.43%		9/15/2027	190,137
320,000	CSC Holdings LLC, Senior Secured First Lean Term Loan	7.93	%(f)	4/15/2027	290,800
254,363	Curium BidCo SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%)	9.89%		7/31/2029	254,363
356,320	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%, 1.00% Floor)	8.31	%(g)	5/1/2024	210,514
277,577	DCert Buyer, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.33%		10/16/2026	276,285
95,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.00%)	12.32%		2/16/2029	89,142
436,223	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.14%		4/9/2027	426,319
415,000	Delta 2 SARL, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.32%		1/15/2030	415,467
244,333	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.01%, 0.50% Floor)	9.40%		10/4/2028	238,988

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
385,596	DG Investment Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.18%		3/31/2028	379,692
45,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.86%, 0.75% Floor)	12.18%		3/29/2029	39,994
121,344	Diamond Sports Group LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.40%)	10.57	%(g)	8/24/2026	2,912
365,485	DirectTV Financing LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.11%, 0.75% Floor)	10.43%		8/2/2027	358,023
116,846	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.32%		8/24/2028	116,749
272,641	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.32%		8/24/2028	272,415
269,315	EAB Global, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.50% Floor)	8.87%		8/16/2028	267,800
136,507	Echo Global Logistics, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.92%		11/24/2028	132,224
	EG Group Limited, Senior Secured First Lien Term Loan
149,952	(Daily Secured Overnight Financing Rate + 4.11%)	9.41%		2/6/2025	148,514
20,016	(Daily Secured Overnight Financing Rate + 4.11%)	9.16%		2/6/2025	19,824
64,855	EG Group Ltd., Senior Secured First Lien Term Loan (Daily Secured Overnight Financing Rate + 4.36%)	9.66%		3/31/2026	62,139
33,109	EG Group Ltd., Senior Secured First Lien Term Loan (Daily Secured Overnight Financing Rate + 4.36%)	9.66%		3/31/2026	33,109
210,702	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.68%		7/28/2028	210,658
67,386	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.74%		6/22/2029	66,768
146,002	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.74%		6/22/2029	144,664
281,047	Endurance International Group, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	8.79%		2/10/2028	273,788
162,692	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.50% Floor)	7.69%		12/22/2027	162,570
201,367	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	8.99	%(g)	3/31/2027	906
82,392	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	9.49	%(g)	3/31/2027	19,208
131,963	Everi Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.50% Floor)	7.93%		8/3/2028	132,045
330,617	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.68%, 0.75% Floor)	7.99%		5/1/2026	326,621
126,142	Exgen Renewables LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.76%, 1.00% Floor)	8.18%		12/15/2027	125,985
848,950	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.32%		1/29/2029	841,831
290,575	FINThrive Software Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.50% Floor)	9.43%		12/18/2028	238,635
187,311	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%)	8.18%		1/29/2027	187,692
110,589	Flame Newco LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.10%, 4.00% PIK, 1.00% Floor)	7.43%		6/30/2028	103,262
410,000	Fluidra Finco SL, Term Loan	7.42	%(f)	1/27/2029	408,155
60,000	Focus Financial Partners, Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.82%		6/30/2028	60,016
106,390	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.10%, 1.50% Floor)	13.49	%(b)	6/30/2027	106,390

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
49,875	Fortrea Holdings, Inc., Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.07%		7/1/2030	49,771
283,244	Freeport LNG Investments LLP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%, 0.50% Floor)	9.09%		12/21/2028	281,032
180,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%)	9.75%		10/30/2026	180,177
222,750	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%)	9.65%		2/1/2029	222,994
94,050	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.93%		11/16/2029	94,212
160,333	Getty Images, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.60%)	9.99%		2/19/2026	160,975
121,178	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.61%, 1.00% Floor)	9.93%		9/29/2028	121,733
155,000	GIP Pilot Acquisition Partners LP, Term Loan	8.33	%(f)	9/30/2030	154,806
84,364	Go Daddy Operating Company LLC (1 Month Secured Overnight Financing Rate + 2.50%)	7.82%		11/9/2029	84,544
460,774	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.18%		4/28/2028	460,322
171,986	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.61%, 1.00% Floor)	9.93%		1/29/2026	173,330
450,137	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.75% Floor)	8.43%		8/4/2027	449,774
202,069	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.94%		1/2/2026	201,185
305,000	GRCR W Merger Sub LLC, Senior Secured First Lean Term Loan	8.33	%(f)	9/20/2030	305,111
500,975	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.40%		3/6/2028	500,574
448,047	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.43%		12/1/2027	448,939
67,846	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.26%, 0.75% Floor)	10.58%		6/16/2028	67,168
870,000	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.15%)	7.42%		11/15/2027	856,515
169,564	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.18%		10/19/2027	168,533
160,000	Helios Software Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%)	9.66%		7/18/2030	159,520
69,647	Hexion Holdings Corporation, Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	10.03%		3/15/2029	66,387
212,447	H-Food Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.69%)	9.27%		5/23/2025	186,216
274,848	Hightower Holding LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.26%, 0.75% Floor)	9.61%		4/21/2028	274,848
75,000	HUB International Ltd., Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	9.58%		6/20/2030	75,289
438,916	Hunter Douglas Holding B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.89%		2/26/2029	428,492
147,386	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	7.90%		7/3/2028	147,511
190,769	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.43%		5/1/2026	172,075
324,188	Ineos US Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.92%		2/19/2030	322,161
418,878	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.77%		2/1/2029	418,474
295,920	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.85%)	10.24%		3/31/2028	292,498

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
834,433	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.10%, 0.75% Floor)	8.42%		12/15/2027	832,384
580,432	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%)	7.18%		1/2/2026	580,286
115,930	Ivanti Software, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.51%, 0.75% Floor)	9.76%		12/1/2027	100,642
389,577	Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 0.50% Floor)	8.93%		5/5/2028	389,713
387,100	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.01%, 0.75% Floor)	10.36%		7/7/2028	129,679
402,707	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.18%, 0.75% Floor)	9.30%		3/24/2026	402,231
250,744	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.10%, 1.00% Floor)	8.42%		12/11/2026	246,042
122,813	KKR Apple Bidco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.18%		9/22/2028	122,168
120,000	Kleopatra Finco SARL, Senior Secured First Lien Term Loan	10.17	%(f)	2/12/2026	115,875
203,719	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.01%, 0.50% Floor)	9.40%		12/22/2026	203,095
149,618	LaserShip, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.76%, 0.75% Floor)	10.40%		5/8/2028	139,669
276,455	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.18%		12/17/2027	270,486
203,728	Leslie’s Poolmart, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.18%		3/9/2028	200,997
165,000	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%)	7.18%		3/1/2027	156,163
510,000	LifePoint Health, Inc., Term Loan	10.82	%(f)	11/16/2028	494,700
181,869	LogMeIn, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.90%)	10.27%		8/31/2027	121,646
888,948	Lummus Technology Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%)	8.93%		6/30/2027	887,899
858,978	Madison IAQ LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.69%		6/21/2028	846,471
167,623	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.32%		10/19/2027	163,642
422,332	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.43%		5/4/2028	421,804
341,696	McAfee Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.18%		3/1/2029	334,327
510,303	Medline Borrower LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.68%		10/23/2028	509,520
254,241	Messer Industries GMBH, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.76%)	8.15%		3/2/2026	254,355
237,267	MIC Glen LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.68%		7/21/2028	235,297
134,193	Michaels Stores, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.51%, 0.75% Floor)	9.90%		4/14/2028	122,847
474,319	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%, 0.75% Floor)	9.49%		10/1/2027	463,944
112,500	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.40%, 1.00% Floor)	10.80%		6/21/2027	117,051
379,125	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.85%)	10.17%		3/27/2026	378,284
280,361	Mirion Technologies (US), Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.01%, 0.50% Floor)	8.40%		10/20/2028	280,509
287,803	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.50% Floor)	9.18%		10/16/2028	283,569

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
55,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.61%, 0.50% Floor)	11.93%		10/15/2029	50,815
348,788	Monogram Food Solutions LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.50% Floor)	9.43%		8/28/2028	343,992
53,126	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.93%		10/19/2026	53,279
134,639	NCR Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.93%		8/28/2026	134,774
195,887	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%)	8.68%		10/20/2025	189,980
279,600	Nouryon Finance B.V., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.10%)	9.43%		4/3/2028	276,687
275,250	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.01%, 0.50% Floor)	9.40%		11/9/2028	272,006
141,690	OMNIA Partners LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.60%		7/25/2030	142,029
497,971	OneDigital Borrower LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.67%		11/16/2027	498,177
325,018	Ontario Gaming GTA LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.64%		8/1/2030	325,661
397,138	Organon & Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.50% Floor)	8.44%		6/2/2028	397,038
332,353	Oryx Midstream Services Permian Basin LLC (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.69%		10/5/2028	332,665
95,250	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%)	9.13%		10/24/2025	94,978
508,185	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%, 0.75% Floor)	9.15%		11/30/2027	506,795
200,552	Packers Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.75% Floor)	8.67%		3/6/2028	120,761
250,000	Pactiv Evergreen Group Holdings, Inc., Senior Secured First Lien Term Loan	8.93	%(f)	9/20/2028	250,000
84,575	Par Petroleum, LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.77%		2/28/2030	84,592
847,848	Parexel International, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.68%		11/15/2028	842,935
200,385	Park River Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	8.52%		12/28/2027	194,101
101,130	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.93%		5/29/2026	101,187
176,954	PECF USS Intermediate Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.51%, 0.50% Floor)	9.88%		12/15/2028	142,701
392,077	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.85%, 0.50% Floor)	8.17%		5/3/2029	392,077
399,609	Peraton Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.17%		2/1/2028	399,278
252,409	Perrigo Investments LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.35%, 0.50% Floor)	7.67%		4/20/2029	251,857
403,504	Petco Health and Wellness Company, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.51%, 0.75% Floor)	8.90%		3/3/2028	399,659
850,800	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.17%		2/11/2028	849,507
513,619	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%, 0.75% Floor)	8.92%		2/14/2025	512,013
333,788	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.50% Floor)	8.43%		6/23/2025	334,554
327,962	Playa Resorts Holding BV, Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.43%, 0.50% Floor)	9.58%		1/5/2029	328,465
212,850	PMHC, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.85%, 0.50% Floor)	9.70%		4/23/2029	201,457

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
97,599	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	8.76%	12/29/2027	97,477
	Polar US Borrower LLC, Senior Secured First Lien Term Loan
99,846	(3 Month Secured Overnight Financing Rate + 4.85%)	10.15%	10/15/2025	80,688
116,828	(6 Month Secured Overnight Financing Rate + 4.85%)	9.82%	10/15/2025	94,412
260,376	Polaris Newco LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	9.43%	6/2/2028	249,961
217,943	PQ Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	7.97%	6/9/2028	217,562
36,721	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	7.90%	7/3/2028	36,753
329,519	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%)	9.07%	7/31/2026	329,400
	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan
223,136	(3 Month Secured Overnight Financing Rate + 4.26%, 0.50% Floor)	9.53%	10/2/2028	138,430
71,614	(1 Month Secured Overnight Financing Rate + 4.11%, 0.50% Floor)	9.44%	10/2/2028	44,428
	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan
32,500	(3 Month Secured Overnight Financing Rate + 7.01%, 0.50% Floor)	12.28%	9/30/2029	10,423
32,500	(1 Month Secured Overnight Financing Rate + 6.86%, 0.50% Floor)	12.19%	9/30/2029	10,423
328,316	Prime Security Services Borrower, LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 0.75% Floor)	8.19%	9/23/2026	328,205
857,319	Proofpoint, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.68%	8/31/2028	851,304
257,572	Pug LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%)	8.93%	2/12/2027	243,888
277,873	Pug LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.36%, 0.50% Floor)	9.68%	2/13/2027	264,674
154,608	QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.68%)	8.18%	3/19/2029	154,819
220,404	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.75% Floor)	8.68%	9/25/2026	181,112
187,924	Radiology Partners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.51%)	10.18%	7/9/2025	142,374
858,741	RealPage, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.50% Floor)	8.43%	4/24/2028	849,973
307,636	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%)	9.38%	11/14/2025	307,476
130,837	Rent-A-Center, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.10%, 0.50% Floor)	8.88%	2/17/2028	130,735
25,601	Rentpath, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	8.00%	4/25/2024	384
225,000	Restoration Hardware, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.50% Floor)	7.93%	10/20/2028	216,750
116,853	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.17%	2/4/2027	116,832
313,417	Scientific Games Holdings LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.50% Floor)	8.77%	4/4/2029	312,046
232,063	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.43%	4/16/2029	232,353
156,995	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	10.23%	11/1/2024	141,874

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
364,088	Select Medical Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.76%)	8.32%		3/6/2027	363,632
70,000	Simon & Schuster, Term Loan	9.32	%(f)	9/19/2030	69,650
112,620	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	7.93%		9/30/2026	97,980
123,250	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 1.00% Floor)	9.08%		10/20/2027	127,757
302,670	SMG US Midco, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%)	8.13%		1/23/2025	302,812
391,359	Sophia LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.26%, 0.50% Floor)	8.92%		10/7/2027	390,952
395,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.18%		12/11/2026	392,679
467,087	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.26%)	8.63%		6/27/2025	215,979
521,703	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 1.00% Floor)	9.43%		10/5/2027	519,176
281,882	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.75% Floor)	9.66%		3/6/2028	244,731
129,025	Spirit AeroSystems, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	9.62%		1/15/2027	128,993
854,294	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.93%		6/2/2028	846,951
288,998	Staples, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.85%)	10.63%		4/16/2026	248,611
159,076	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%)	7.90%		7/21/2026	159,175
99,746	Starwood Property Mortgage LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	8.67%		7/27/2026	99,808
457,275	Sunshine Luxembourg SARL, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.24%		10/1/2026	457,085
356,240	SWF Holdings Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.86%, 0.75% Floor)	9.43%		10/6/2028	304,065
250,000	Syneos Health, Term Loan	9.31	%(f)	9/18/2030	244,809
420,000	TAMKO Building Products LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.90%		9/13/2030	418,690
110,000	Team Health, Term Loan	10.58	%(f)	3/2/2027	84,123
196,498	Tecta America Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%, 0.75% Floor)	9.43%		4/6/2028	196,393
145,676	Telesat Canada, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.86%)	8.43%		12/7/2026	107,512
206,333	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.32%		8/31/2028	206,720
93,575	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.32%		1/18/2029	93,552
311,090	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	8.93%		4/7/2028	308,329
154,180	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.93%)	12.18%		7/20/2026	153,987
199,772	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.67%		6/1/2028	197,680
509,168	Titan Acquisition Ltd, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 7.10%)	8.73%		3/28/2025	505,795
326,426	TK Elevator Midco GMBH, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.38%		7/30/2027	326,099
338,300	Transdigm, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	8.49%		8/24/2028	338,855

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
219,804	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.51%, 1.00% Floor)	12.33%	2/28/2025	209,508
87,539	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	9.22%	2/16/2028	87,642
342,130	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.68%	3/3/2028	336,280
502,401	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.01%, 0.50% Floor)	9.65%	9/15/2028	501,424
516,474	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	8.75%	3/31/2028	504,422
218,350	Uber Technologies, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.60%)	8.16%	3/4/2030	218,524
381,091	UFC Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.35%, 0.75% Floor)	8.37%	4/29/2026	381,112
114,713	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	10.02%	5/4/2026	115,214
288,771	UKG, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%)	9.22%	5/4/2026	288,817
95,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	10.62%	5/3/2027	95,093
92,368	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	9.18%	8/27/2025	92,729
455,510	United Airlines, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.18%	4/21/2028	456,933
198,433	Univision Communications, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.11%, 0.50% Floor)	9.64%	6/24/2029	198,482
444,267	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%)	7.43%	9/14/2026	444,762
39,700	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	10.08%	10/26/2026	38,995
459,262	Verscend Holding Corporation, Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.35%)	9.43%	8/27/2025	459,960
	Viad Corporation, Senior Secured First Lien Term Loan
42,093	(Prime Rate + 4.00%, 0.50% Floor)	12.50%	7/31/2028	41,392
193,629	(1 Month Secured Overnight Financing Rate + 5.11%, 0.50% Floor)	10.43%	7/31/2028	190,401
245,000	Victoria’s Secret & Company, Senior secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	8.90%	8/2/2028	240,100
500,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.85%)	8.31%	10/15/2031	488,930
105,000	VT Topco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.01%, 0.50% Floor)	9.66%	8/9/2030	105,186
326,306	Wand NewCo, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.24%)	8.17%	2/5/2026	326,152
146,454	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.26%, 1.00% Floor)	11.36%	6/22/2026	146,844
838,788	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%, 0.50% Floor)	8.43%	8/3/2028	836,691
72,854	WWEX UNI TopCo Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.75% Floor)	9.65%	7/26/2028	71,860
421,026	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.28%)	8.43%	3/9/2027	345,052
268,067	Zebra Buyer LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.95%	11/1/2028	265,889
235,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%)	7.95%	4/28/2028	230,054

Total Bank Loans (Cost $80,153,794)				78,248,283

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations—20.0%
2,000,000	AIMCO Ltd., Series 2021-15A-D (Secured Overnight Financing Rate 3 Month + 3.16%, 2.90% Floor)	8.47	%(a)	10/17/2034	1,933,901
2,000,000	Apidos, Series 2013-12A-DR (Secured Overnight Financing Rate 3 Month + 2.86%)	8.17	%(a)	4/15/2031	1,942,781
500,000	Bain Capital Credit Ltd., Series 2017-2A-DR2 (Secured Overnight Financing Rate 3 Month + 3.36%, 3.10% Floor)	8.71	%(a)	7/25/2034	485,857
1,250,000	Bain Capital Credit Ltd., Series 2021-7A-D (Secured Overnight Financing Rate 3 Month + 3.51%, 3.25% Floor)	8.86	%(a)	1/22/2035	1,227,534
1,737,500	Barings Ltd., Series 2015-2A-ER (Secured Overnight Financing Rate 3 Month + 6.71%)	12.04	%(a)	10/20/2030	1,507,447
1,000,000	Barings Ltd., Series 2021-1A-E (Secured Overnight Financing Rate 3 Month + 6.56%, 6.30% Floor)	11.91	%(a)	4/25/2034	952,141
3,770,000	BlueMountain Ltd., Series 2013-2A-DR (Secured Overnight Financing Rate 3 Month + 3.16%)	8.51	%(a)	10/22/2030	3,498,243
500,000	BlueMountain Ltd., Series 2015-3A-CR (Secured Overnight Financing Rate 3 Month + 2.86%)	8.19	%(a)	4/20/2031	465,679
1,000,000	BlueMountain Ltd., Series 2016-3A-DR (Secured Overnight Financing Rate 3 Month + 3.36%, 3.10% Floor)	8.73	%(a)	11/15/2030	907,889
1,000,000	BlueMountain Ltd., Series 2017-2A-C (Secured Overnight Financing Rate 3 Month + 3.26%)	8.59	%(a)	10/20/2030	919,360
1,000,000	Canyon Capital Ltd., Series 2012-1RA-D (Secured Overnight Financing Rate 3 Month + 3.26%)	8.57	%(a)	7/15/2030	971,629
2,000,000	Canyon Capital Ltd., Series 2014-1A-CR (Secured Overnight Financing Rate 3 Month + 3.01%, 2.75% Floor)	8.38	%(a)	1/30/2031	1,883,650
3,000,000	Canyon Capital Ltd., Series 2020-2A-DR (Secured Overnight Financing Rate 3 Month + 3.41%, 3.15% Floor)	8.72	%(a)	10/15/2034	2,945,467
2,500,000	Canyon Capital Ltd., Series 2021-4A-D (Secured Overnight Financing Rate 3 Month + 3.31%, 3.05% Floor)	8.62	%(a)	10/15/2034	2,478,401
1,000,000	Canyon Capital Ltd., Series 2021-4A-E (Secured Overnight Financing Rate 3 Month + 6.56%, 6.30% Floor)	11.87	%(a)	10/15/2034	940,398
500,000	Carlyle Global Market Strategies Ltd., Series 2020-2A-CR (Secured Overnight Financing Rate 3 Month + 3.46%, 3.20% Floor)	8.81	%(a)	1/25/2035	478,698
3,500,000	Cathedral Lake Ltd., Series 2021-8A-C (Secured Overnight Financing Rate 3 Month + 2.88%, 2.62% Floor)	8.22	%(a)	1/20/2035	3,399,716
3,500,000	Cathedral Lake Ltd., Series 2021-8A-D1 (Secured Overnight Financing Rate 3 Month + 3.68%, 3.42% Floor)	9.02	%(a)	1/20/2035	3,456,951
1,500,000	Chenango Park Ltd., Series 2018-1A-C (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.57	%(a)	4/15/2030	1,385,843
500,000	CIFC Funding Ltd., Series 2018-3A-D (Secured Overnight Financing Rate 3 Month + 3.11%)	8.42	%(a)	7/18/2031	493,347
1,000,000	CIFC Funding Ltd., Series 2019-3A-CR (Secured Overnight Financing Rate 3 Month + 3.31%, 3.05% Floor)	8.62	%(a)	10/16/2034	983,337
1,000,000	Dryden Ltd., Series 2019-68A-DR (Secured Overnight Financing Rate 3 Month + 3.61%, 3.35% Floor)	8.92	%(a)	7/15/2035	958,786
900,000	Dryden Ltd., Series 2020-77A-DR (Secured Overnight Financing Rate 3 Month + 3.26%, 3.26% Floor)	8.64	%(a)	5/20/2034	866,973
2,500,000	Dryden Senior Loan Fund, Series 2013-28A-B1LR (Secured Overnight Financing Rate 3 Month + 3.41%)	8.78	%(a)	8/15/2030	2,455,888
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-DR (Secured Overnight Financing Rate 3 Month + 2.76%, 2.50% Floor)	8.07	%(a)	1/15/2031	2,837,368
1,000,000	Dryden Senior Loan Fund, Series 2016-45A-DR (Secured Overnight Financing Rate 3 Month + 3.41%, 3.15% Floor)	8.72	%(a)	10/15/2030	988,518
1,000,000	Dryden Senior Loan Fund, Series 2017-50A-D (Secured Overnight Financing Rate 3 Month + 3.51%, 3.25% Floor)	8.82	%(a)	7/15/2030	979,229
1,500,000	Greenwood Park Ltd., Series 2018-1A-D (Secured Overnight Financing Rate 3 Month + 2.76%)	8.07	%(a)	4/15/2031	1,407,868

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
301,280	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (Secured Overnight Financing Rate 3 Month + 5.26%)	10.63	%(a)(b)	4/28/2025	70,805
500,000	Halcyon Loan Advisors Funding Ltd., Series 2018-1A-A2 (Secured Overnight Financing Rate 3 Month + 2.06%, 1.80% Floor)	7.39	%(a)	7/21/2031	492,450
2,000,000	Hayfin Ltd., Series 2018-8A-B (Secured Overnight Financing Rate 3 Month + 1.74%, 1.48% Floor)	7.07	%(a)	4/20/2031	1,975,359
1,500,000	Highbridge Loan Management Ltd., Series 13A-18-D (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.57	%(a)	10/15/2030	1,475,732
2,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (Secured Overnight Financing Rate 3 Month + 3.16%)	8.49	%(a)	10/20/2029	1,921,129
3,175,000	LCM LP, Series 14A-DR (Secured Overnight Financing Rate 3 Month + 3.01%)	8.34	%(a)	7/20/2031	2,783,272
1,250,000	LCM LP, Series 19A-E2 (Secured Overnight Financing Rate 3 Month + 5.96%, 5.70% Floor)	11.27	%(a)	7/15/2027	1,218,292
5,000,000	LCM LP, Series 26A-D (Secured Overnight Financing Rate 3 Month + 2.76%, 2.50% Floor)	8.09	%(a)	1/20/2031	4,475,106
1,500,000	LCM LP, Series 27A-D (Secured Overnight Financing Rate 3 Month + 3.21%)	8.52	%(a)	7/16/2031	1,312,673
4,500,000	Madison Park Funding Ltd., Series 2015-18A-BR (Secured Overnight Financing Rate 3 Month + 1.86%)	7.20	%(a)	10/21/2030	4,474,350
3,500,000	Magnetite Ltd., Series 2018-20A-D (Secured Overnight Financing Rate 3 Month + 2.76%)	8.09	%(a)	4/20/2031	3,400,867
1,750,000	Magnetite Ltd., Series 2019-23A-DR (Secured Overnight Financing Rate 3 Month + 3.31%, 3.05% Floor)	8.66	%(a)	1/25/2035	1,729,152
1,000,000	Marathon Ltd., Series 2017-9A-A2 (Secured Overnight Financing Rate 3 Month + 2.01%)	7.32	%(a)	4/15/2029	995,800
3,500,000	Marble Point Ltd., Series 2021-3A-D1 (Secured Overnight Financing Rate 3 Month + 3.76%, 3.50% Floor)	9.07	%(a)	10/17/2034	3,454,597
1,000,000	Myers Park Ltd., Series 2018-1A-D (Secured Overnight Financing Rate 3 Month + 3.31%, 3.05% Floor)	8.64	%(a)	10/20/2030	982,623
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2016-21A-DR2 (Secured Overnight Financing Rate 3 Month + 3.56%, 3.30% Floor)	8.89	%(a)	4/20/2034	990,245
4,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-DR (Secured Overnight Financing Rate 3 Month + 3.16%, 2.90% Floor)	8.47	%(a)	4/15/2034	3,878,884
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-DR (Secured Overnight Financing Rate 3 Month + 3.11%, 2.85% Floor)	8.42	%(a)	10/18/2029	1,469,840
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-26A-D (Secured Overnight Financing Rate 3 Month + 2.91%, 2.65% Floor)	8.22	%(a)	10/18/2030	976,999
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-28A-D (Secured Overnight Financing Rate 3 Month + 3.11%)	8.44	%(a)	4/20/2030	1,464,973
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-DR (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.59	%(a)	10/20/2035	982,165
4,500,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (Secured Overnight Financing Rate 3 Month + 4.16%, 3.90% Floor)	9.47	%(a)	7/15/2029	4,321,505
500,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (Secured Overnight Financing Rate 3 Month + 3.01%, 2.75% Floor)	8.38	%(a)	2/14/2031	479,812
1,250,000	Octagon Investment Partners Ltd., Series 2017-1A-D (Secured Overnight Financing Rate 3 Month + 6.46%)	11.79	%(a)	3/17/2030	1,044,948
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-DR (Secured Overnight Financing Rate 3 Month + 3.66%, 3.40% Floor)	8.99	%(a)	7/20/2030	1,932,020
4,000,000	Octagon Investment Partners Ltd., Series 2018-1A-C (Secured Overnight Financing Rate 3 Month + 2.86%, 2.60% Floor)	8.19	%(a)	1/20/2031	3,744,856
3,000,000	Octagon Investment Partners Ltd., Series 2018-2A-C (Secured Overnight Financing Rate 3 Month + 3.11%)	8.46	%(a)	7/25/2030	2,812,669
500,000	Octagon Investment Partners Ltd., Series 2019-1A-ER (Secured Overnight Financing Rate 3 Month + 7.26%, 7.00% Floor)	12.59	%(a)	1/20/2035	448,511
1,000,000	Octagon Investment Partners Ltd., Series 2020-2A-DR (Secured Overnight Financing Rate 3 Month + 3.56%, 3.30% Floor)	8.87	%(a)	7/15/2036	945,016
2,500,000	OHA Credit Funding Ltd., Series 2021-16A-E (Secured Overnight Financing Rate 3 Month + 6.36%, 6.10% Floor)	11.67	%(a)	10/18/2034	2,457,361

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	Park Avenue Institutional Advisers Ltd., Series 2021-2A-D (Secured Overnight Financing Rate 3 Month + 3.66%, 3.40% Floor)	8.97	%(a)	7/15/2034	489,355
4,000,000	RR Ltd., Series 2018-4A-C (Secured Overnight Financing Rate 3 Month + 3.21%, 0.26% Floor)	8.52	%(a)	4/15/2030	3,845,876
2,000,000	Sound Point Ltd., Series 2015-2A-DRRR (Secured Overnight Financing Rate 3 Month + 4.76%, 4.50% Floor)	10.09	%(a)	7/20/2032	1,800,936
6,000,000	Sound Point Ltd., Series 2019-2A-DR (Secured Overnight Financing Rate 3 Month + 3.56%, 3.30% Floor)	8.87	%(a)	7/15/2034	5,666,134
1,000,000	Sound Point Ltd., Series 2020-1A-DR (Secured Overnight Financing Rate 3 Month + 3.61%, 3.61% Floor)	8.94	%(a)	7/20/2034	955,397
5,000,000	Sound Point Ltd., Series 2020-2A-DR (Secured Overnight Financing Rate 3 Month + 3.61%, 3.35% Floor)	8.96	%(a)	10/25/2034	4,765,350
3,375,000	Sound Point Ltd., Series 2021-4A-D (Secured Overnight Financing Rate 3 Month + 3.66%, 3.66% Floor)	9.01	%(a)	10/25/2034	3,165,679
5,000,000	Steele Creek Ltd., Series 2019-2A-BR (Secured Overnight Financing Rate 3 Month + 2.11%, 1.85% Floor)	7.42	%(a)	7/15/2032	4,928,000
3,500,000	Steward Park Ltd., Series 2015-1A-DR (Secured Overnight Financing Rate 3 Month + 2.86%, 2.60% Floor)	8.17	%(a)	1/15/2030	3,303,986
1,500,000	Symphony Ltd., Series 2015-16A-DR (Secured Overnight Financing Rate 3 Month + 3.31%, 3.05% Floor)	8.62	%(a)	10/15/2031	1,427,379
2,000,000	THL Credit Wind River Ltd., Series 2013-2A-E1R (Secured Overnight Financing Rate 3 Month + 7.01%)	12.32	%(a)(b)	10/18/2030	1,610,757
2,000,000	THL Credit Wind River Ltd., Series 2014-1A-DRR (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.57	%(a)	7/18/2031	1,761,008
4,000,000	THL Credit Wind River Ltd., Series 2014-2A-DR (Secured Overnight Financing Rate 3 Month + 3.16%, 2.90% Floor)	8.47	%(a)	1/15/2031	3,596,725
2,000,000	THL Credit Wind River Ltd., Series 2014-2A-ER (Secured Overnight Financing Rate 3 Month + 6.01%, 5.75% Floor)	11.32	%(a)(b)	1/15/2031	1,537,075
1,500,000	THL Credit Wind River Ltd., Series 2014-3A-DR2 (Secured Overnight Financing Rate 3 Month + 3.66%, 3.40% Floor)	9.01	%(a)	10/22/2031	1,339,914
2,000,000	THL Credit Wind River Ltd., Series 2017-1A-DR (Secured Overnight Financing Rate 3 Month + 3.98%, 3.72% Floor)	9.29	%(a)	4/18/2036	1,886,974
1,750,000	THL Credit Wind River Ltd., Series 2017-1A-ER (Secured Overnight Financing Rate 3 Month + 7.32%, 7.06% Floor)	12.63	%(a)	4/18/2036	1,542,546
1,500,000	THL Credit Wind River Ltd., Series 2017-4A-D (Secured Overnight Financing Rate 3 Month + 2.91%)	8.29	%(a)	11/20/2030	1,466,362
1,500,000	THL Credit Wind River Ltd., Series 2018-1A-D (Secured Overnight Financing Rate 3 Month + 3.16%)	8.47	%(a)	7/15/2030	1,413,119
3,500,000	THL Credit Wind River Ltd., Series 2018-2A-D (Secured Overnight Financing Rate 3 Month + 3.26%)	8.57	%(a)	7/15/2030	3,254,361
500,000	THL Credit Wind River Ltd., Series 2021-3A-D (Secured Overnight Financing Rate 3 Month + 3.61%, 3.35% Floor)	8.94	%(a)	7/20/2033	479,155
1,000,000	THL Credit Wind River Ltd., Series 2021-4A-D (Secured Overnight Financing Rate 3 Month + 3.46%, 3.20% Floor)	8.79	%(a)	1/20/2035	963,223
1,500,000	TIAA Ltd., Series 2017-2A-B (Secured Overnight Financing Rate 3 Month + 1.76%)	7.07	%(a)	1/16/2031	1,480,677
6,000,000	Trimaran CAVU LLC, Series 2019-1A-B (Secured Overnight Financing Rate 3 Month + 2.46%, 2.20% Floor)	7.79	%(a)	7/20/2032	5,988,600
500,000	Upland Ltd., Series 2016-1A-CR (Secured Overnight Financing Rate 3 Month + 3.16%)	8.49	%(a)	4/20/2031	478,694
500,000	Vibrant Ltd., Series 2015-3A-A2RR (Secured Overnight Financing Rate 3 Month + 2.11%, 0.26% Floor)	7.44	%(a)	10/20/2031	493,300
3,900,000	Voya Ltd., Series 2013-1A-CR (Secured Overnight Financing Rate 3 Month + 3.21%)	8.52	%(a)	10/15/2030	3,629,611
1,500,000	Voya Ltd., Series 2017-3A-CR (Secured Overnight Financing Rate 3 Month + 3.41%)	8.74	%(a)	4/20/2034	1,457,325

Total Collateralized Loan Obligations (Cost $176,055,415)					167,192,428

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds—4.7%
44,000	1375209 B.C. Ltd.	9.00	%(a)	1/30/2028	43,545
400,000	Adani Electricity Mumbai Ltd.	3.95%		2/12/2030	294,141
300,000	Adani Electricity Mumbai Ltd.	3.87%		7/22/2031	209,641
1,171,200	Adani International Container Terminal Private Ltd.	3.00%		2/16/2031	883,581
200,000	Adani Ports & Special Economic Zone Ltd.	4.00%		7/30/2027	168,965
200,000	Adani Ports & Special Economic Zone Ltd.	4.20%		8/4/2027	169,755
600,000	Adani Ports & Special Economic Zone Ltd.	4.38%		7/3/2029	480,459
400,000	Adani Ports & Special Economic Zone Ltd.	3.10%		2/2/2031	276,643
400,000	Adani Transmission Step-One Ltd.	4.00%		8/3/2026	350,014
600,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13	%(a)	3/26/2079	566,553
200,000	Agrosuper S.A.	4.60%		1/20/2032	160,694
441,666	AI Candelaria Spain S.A.	7.50%		12/15/2028	403,097
500,000	AI Candelaria Spain S.A.	5.75%		6/15/2033	354,324
500,000	AI Candelaria Spain S.A.	5.75	%(a)	6/15/2033	354,324
200,000	Altice Financing S.A.	5.00	%(a)	1/15/2028	171,057
200,000	Altice France Holding S.A.	6.00	%(a)	2/15/2028	99,188
255,000	Altice France Holding S.A.	5.50	%(a)	10/15/2029	183,749
200,000	ARD Finance S.A. (7.25% PIK)	6.50	%(a)	6/30/2027	151,208
208,314	Avation Capital S.A. (9.00% PIK)	8.25	%(a)	10/31/2026	178,399
600,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	%(a)(h)	4/22/2031	406,500
100,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	7.05%		4/3/2027	94,171
300,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50%		4/16/2031	245,103
1,200,000	Banco Internacional del Peru S.A.A. Interbank (5 Year CMT Rate + 3.71%)	4.00%		7/8/2030	1,105,468
800,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	%(h)	1/10/2028	737,088
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	%(a)(h)	6/27/2029	178,275
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	%(h)	6/27/2029	178,275
200,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand (5 Year CMT Rate + 3.00%)	5.95%		10/1/2028	197,700
500,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	431,063
700,000	Bank Hapoalim B.M.	3.26	%(a)(i)	1/21/2032	599,371

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
800,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	%(a)	1/29/2031	716,121
900,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		1/18/2033	775,629
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%		9/13/2034	175,210
195,000	Bombardier, Inc.	7.88	%(a)	4/15/2027	190,438
200,000	Braskem Idesa SAPI	6.99%		2/20/2032	120,446
1,000,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		1/23/2081	985,417
200,000	BRF S.A.	4.88%		1/24/2030	162,098
200,000	Canacol Energy Ltd.	5.75%		11/24/2028	158,807
600,000	CAP S.A.	3.90	%(a)	4/27/2031	442,889
700,000	CAP S.A.	3.90%		4/27/2031	516,704
650,000	Cemex S.A.B de C.V. (5 Year CMT Rate + 4.53%)	5.13	%(h)	6/8/2026	609,097
2,000,000	Chile Electricity PEC S.p.A.	0.00	%(a)	1/25/2028	1,555,995
800,000	Cosan Overseas Ltd.	8.25	%(h)	11/5/2023	798,596
600,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	%(g)(h)	11/29/2027	8,250
400,000	CSN Resources S.A.	5.88%		4/8/2032	324,800
600,000	CT Trust	5.13%		2/3/2032	468,671
800,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		3/10/2031	727,105
247,717	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00	%(a)(g)	4/1/2025	54,498
356,729	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	%(a)(g)(h)	10/16/2023	21,006
217,000	eG Global Finance PLC	8.50	%(a)	10/30/2025	213,815
573,650	Empresa Electrica Angamos S.A.	4.88%		5/25/2029	517,424
720,960	Empresa Electrica Cochrane S.p.A.	5.50%		5/14/2027	674,525
400,000	Empresas Publicas de Medellin ESP	4.38%		2/15/2031	307,113
364,000	Fideicomiso P.A. Pacifico Tres	8.25%		1/15/2035	330,148
400,000	Freeport Indonesia PT	5.32	%(a)	4/14/2032	363,572
200,000	Freeport-McMoRan, Inc.	4.63%		8/1/2030	180,452
400,000	Frigorifico Concepcion S.A.	7.70%		7/21/2028	331,154
532,260	Galaxy Pipeline Assets Bidco Ltd.	2.16	%(a)	3/31/2034	444,666
230,000	Garda World Security Corporation	4.63	%(a)	2/15/2027	210,689
180,000	Garda World Security Corporation	6.00	%(a)	6/1/2029	147,414

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
200,000	Geopark Ltd.	5.50%		1/17/2027	171,676
246,639	Global Aircraft Leasing Company (7.25% PIK)	6.50	%(a)	9/15/2024	235,307
200,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%		4/16/2029	181,689
400,000	Gran Tierra Energy International Holdings Ltd.	6.25%		2/15/2025	377,628
200,000	Gran Tierra Energy International Ltd.	7.75	%(a)	5/23/2027	171,766
270,000	Grifols Escrow Issuer S.A.	4.75	%(a)	10/15/2028	230,527
618,982	Guara Notre SARL	5.20%		6/15/2034	527,418
300,000	Indonesia Asahan Aluminium Persero PT	5.45%		5/15/2030	280,584
200,000	Industrias Penoles SAB de CV	4.15%		9/12/2029	175,492
400,000	Inkia Energy Ltd.	5.88%		11/9/2027	384,500
150,000	Intelsat Jackson Holdings S.A.	6.50	%(a)	3/15/2030	133,402
35,079	Invepar Holdings	0.00	%(b)(g)	12/30/2028	–
160,000	Kronos Acquisition Holdings, Inc.	5.00	%(a)	12/31/2026	146,060
885,060	LLPL Capital Pte Ltd.	6.88	%(a)	2/4/2039	789,491
804,600	LLPL Capital Pte Ltd.	6.88%		2/4/2039	717,719
600,000	MARB BondCo PLC	3.95%		1/29/2031	445,496
330,000	Mattamy Group Corporation	4.63	%(a)	3/1/2030	281,239
289,875	MC Brazil Downstream Trading SARL	7.25%		6/30/2031	222,681
600,000	Mexarrend SAPI de C.V.	10.25	%(a)(g)	7/24/2024	136,063
360,000	Millicom International Cellular S.A.	6.63%		10/15/2026	339,101
720,000	Millicom International Cellular S.A.	6.25%		3/25/2029	611,993
1,500,000	Minejesa Capital B.V.	5.63%		8/10/2037	1,149,751
500,000	Mong Duong Finance Holdings B.V.	5.13%		5/7/2029	454,255
924,649	MV24 Capital B.V.	6.75%		6/1/2034	816,546
200,000	NBM US Holdings, Inc.	6.63%		8/6/2029	182,587
200,000	Network i2i Ltd. (5 Year CMT Rate + 4.27%)	5.65	%(h)	1/15/2025	195,500
200,000	Nexa Resources S.A.	5.38%		5/4/2027	185,180
135,000	Ontario Gaming GTA LP	8.00	%(a)	8/1/2030	135,127
252,000	Orazul Energy Peru S.A.	5.63%		4/28/2027	229,810
800,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		9/10/2030	736,349

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
340,000	Parkland Corporation	4.63	%(a)	5/1/2030	290,283
160,000	Primo Water Holdings, Inc.	4.38	%(a)	4/30/2029	136,973
720,000	Rutas 2 and 7 Finance Ltd.	0.00%		9/30/2036	462,366
600,000	Sasol Financing USA LLC	5.50%		3/18/2031	470,905
155,000	Seaspan Corporation	5.50	%(a)	8/1/2029	124,583
250,000	Superior Plus LP	4.50	%(a)	3/15/2029	217,533
50,000	Telesat LLC	4.88	%(a)	6/1/2027	32,492
151,000	Tervita Corporation	11.00	%(a)	12/1/2025	158,465
165,000	Titan Acquisition Ltd.	7.75	%(a)	4/15/2026	161,910
726,047	UEP Penonome S.A.	6.50%		10/1/2038	550,182
544,535	UEP Penonome S.A.	6.50	%(a)	10/1/2038	412,637
2,800,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	%(g)(h)	1/29/2025	16,800
400,000	Unigel Luxembourg S.A.	8.75%		10/1/2026	135,000
200,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.23%)	2.00%		10/14/2031	177,472
400,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		3/16/2031	360,752
800,000	UPL Corporation Ltd.	4.63%		6/16/2030	648,181
300,000	Vedanta Resources Finance PLC	9.25	%(a)	4/23/2026	193,260
1,300,000	Vedanta Resources Ltd.	6.13%		8/9/2024	821,108
300,000	VTR Comunicaciones S.p.A.	5.13%		1/15/2028	169,180
700,000	VTR Finance NV	6.38%		7/15/2028	264,765
325,000	VZ Secured Financing B.V.	5.00	%(a)	1/15/2032	255,651

Total Foreign Corporate Bonds (Cost $48,242,918)					38,910,535

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations—1.2%
400,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25	%(h)	4/15/2024	370,048
500,000	Banco do Brasil S.A. (10 Year CMT Rate + 6.36%)	9.00	%(h)	6/18/2024	502,007
1,300,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		8/11/2031	1,077,326
445,287	Bioceanico Sovereign Certificate Ltd.	0.00%		6/5/2034	312,096
2,000,000	Colombia Government International Bond	4.13%		5/15/2051	1,121,502
600,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		7/15/2029	585,756

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,500,000	Ecopetrol S.A.	5.88%		11/2/2051	957,322
180,646	Lima Metro Finance Ltd.	5.88%		7/5/2034	174,446
1,400,000	Mexico Government International Bond	6.34%		5/4/2053	1,277,594
2,300,000	Panama Government International Bond	3.87%		7/23/2060	1,337,416
900,000	Petroleos del Peru S.A.	4.75%		6/19/2032	636,981
400,000	Petroleos del Peru S.A.	5.63%		6/19/2047	242,149
900,000	Petroleos Mexicanos	6.75%		9/21/2047	534,192
700,000	Republic of South Africa Government Bond	4.30%		10/12/2028	607,239
600,000	Saudi Government International Bond	3.45%		2/2/2061	368,991

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $13,328,406)					10,105,065

Non-Agency Commercial Mortgage Backed Obligations—9.8%
15,290,275	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XA	1.07	%(a)(i)(j)	5/15/2053	695,278
10,194,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3-XD	1.29	%(a)(i)(j)	10/15/2054	717,291
1,017,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.76% Floor)	8.10	%(a)	9/14/2036	942,754
1,500,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY-C (Secured Overnight Financing Rate 1 Month + 1.40%, 1.35% Floor)	6.98	%(a)	9/15/2034	1,490,603
9,756,174	BANK, Series 2017-BNK5-XA	1.08	%(i)(j)	6/15/2060	260,067
58,942,957	BANK, Series 2018-BN11-XA	0.60	%(i)(j)	3/15/2061	1,062,965
1,958,000	BBCMS Mortgage Trust, Series 2018-CBM-E (Secured Overnight Financing Rate 1 Month + 3.85%, 3.55% Floor)	9.18	%(a)	7/15/2037	1,789,371
956,000	BBCMS Mortgage Trust, Series 2018-TALL-E (Secured Overnight Financing Rate 1 Month + 2.63%, 2.59% Floor)	7.97	%(a)	3/15/2037	550,198
1,675,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (Secured Overnight Financing Rate 1 Month + 2.96%, 2.85% Floor)	8.30	%(a)	11/15/2034	389,365
1,215,882	BB-UBS Trust, Series 2012-TFT-TE	3.68	%(a)(b)(i)	6/5/2030	957,137
908,000	BDS Ltd., Series 2021-FL10-A (Secured Overnight Financing Rate 1 Month + 1.46%, 1.46% Floor)	6.80	%(a)	12/16/2036	895,435
56,245,121	Benchmark Mortgage Trust, Series 2022-B32-XA	0.56	%(a)(i)(j)	1/15/2055	1,157,913
2,866,000	BPR Trust, Series 2021-TY-D (Secured Overnight Financing Rate 1 Month + 2.46%, 2.35% Floor)	7.80	%(a)	9/15/2038	2,677,493
1,575,000	BX Trust, Series 2019-CALM-E (Secured Overnight Financing Rate 1 Month + 2.11%, 2.00% Floor)	7.45	%(a)	11/15/2032	1,549,572
1,800,000	BX Trust, Series 2019-IMC-D (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	7.35	%(a)	4/15/2034	1,773,382
2,820,000	BX Trust, Series 2021-VIEW-E (Secured Overnight Financing Rate 1 Month + 3.71%, 3.60% Floor)	9.05	%(a)	6/15/2036	2,543,150
1,119,631	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (Secured Overnight Financing Rate 1 Month + 2.96%, 2.85% Floor)	8.30	%(a)	10/15/2035	970,736
8,685,471	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.11	%(i)(j)	2/10/2050	209,819

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,786,237	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.76	%(i)(j)	5/10/2058	112,683
1,484,679	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.09	%(i)(j)	10/10/2047	8,300
6,365,980	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.98	%(i)(j)	5/10/2049	232,405
2,181,846	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.05	%(i)(j)	7/10/2049	84,212
1,216,000	CLNC Ltd., Series 2019-FL1-B (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	7.34	%(a)	8/20/2035	1,188,686
887,397	Commercial Mortgage Pass-Through Trust, Series 2014-CR17-XA	1.10	%(i)(j)	5/10/2047	1,738
10,459,782	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-XA	0.94	%(i)(j)	8/10/2048	122,247
6,517,780	Commercial Mortgage Pass-Through Trust, Series 2015-CR27-XA	1.05	%(i)(j)	10/10/2048	91,835
1,227,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.44	%(i)	2/10/2048	1,021,725
1,559,373	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-XA	1.12	%(i)(j)	2/10/2048	12,920
9,129,378	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XA	0.78	%(i)(j)	7/10/2048	76,411
2,594,488	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-XA	1.08	%(i)(j)	2/10/2049	42,585
2,228,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-D (Secured Overnight Financing Rate 1 Month + 2.32%, 2.18% Floor)	7.80	%(a)	9/15/2033	1,589,178
2,228,335	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.95	%(i)(j)	4/15/2050	14,005
39,867,386	CSAIL Commercial Mortgage Trust, Series 2018-CX12-XA	0.69	%(i)(j)	8/15/2051	874,375
31,886,749	CSAIL Commercial Mortgage Trust, Series 2021-C20-XA	1.12	%(i)(j)	3/15/2054	1,650,672
18,269,000	CSAIL Commercial Mortgage Trust, Series 2021-C20-XD	1.58	%(a)(i)(j)	3/15/2054	1,527,751
1,974,822	CSMC Trust, Series 2014-USA-X1	0.69	%(a)(i)(j)	9/15/2037	14,491
1,768,000	ELP Commercial Mortgage Trust, Series 2021-ELP-C (Secured Overnight Financing Rate 1 Month + 1.43%, 1.32% Floor)	6.77	%(a)	11/15/2038	1,726,391
2,187,072	Extended Stay America Trust, Series 2021-ESH-D (Secured Overnight Financing Rate 1 Month + 2.36%, 2.25% Floor)	7.70	%(a)	7/15/2038	2,155,291
2,264,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.09	%(a)(i)	12/10/2036	2,107,493
1,230,000	FS Rialto, Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.25% Floor)	6.70	%(a)	11/16/2036	1,214,351
1,450,000	FS Rialto, Series 2022-FL4-AS (Secured Overnight Financing Rate 30 Day Average + 2.40%, 2.40% Floor)	7.71	%(a)	1/19/2039	1,409,423
442,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSD	5.07	%(a)(i)	3/10/2033	372,291
553,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSE	5.07	%(a)(i)	3/10/2033	455,278
1,509,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-E (Secured Overnight Financing Rate 1 Month + 1.85%, 1.80% Floor)	7.18	%(a)	7/15/2035	557,696
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-E (Secured Overnight Financing Rate 1 Month + 2.40%, 2.10% Floor)	7.73	%(a)	7/15/2031	352,750
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-F (Secured Overnight Financing Rate 1 Month + 3.10%, 2.80% Floor)	8.43	%(a)	7/15/2031	249,900
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-G (Secured Overnight Financing Rate 1 Month + 4.22%, 3.93% Floor)	9.55	%(a)	7/15/2031	73,631
6,632,786	GS Mortgage Securities Trust, Series 2014-GC24-XA	0.82	%(i)(j)	9/10/2047	26,706

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,860,201	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.90	%(i)(j)	11/10/2048	89,427
5,279,662	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.88	%(i)(j)	5/10/2049	174,856
2,377,000	GSCG Trust, Series 2019-600C-E	4.12	%(a)(i)	9/6/2034	457,674
1,376,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-C	4.67	%(i)	7/15/2047	1,026,435
4,988,433	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.71	%(i)(j)	12/15/2049	68,753
1,957,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	%(a)(i)	7/5/2033	1,436,438
766,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34	%(a)	5/5/2032	736,631
784,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.60	%(a)(i)	5/5/2032	751,854
915,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.60	%(a)(i)	5/5/2032	876,756
960,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.60	%(a)(i)	5/5/2032	916,109
1,049,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.60	%(a)(i)	5/5/2032	989,798
1,685,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	%(a)	1/16/2037	1,342,080
1,143,788	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.81	%(i)(j)	2/15/2047	44
2,973,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.80	%(i)	8/15/2047	2,665,704
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.63	%(i)	9/15/2047	91,019
1,115,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.33	%(i)	5/15/2048	981,374
2,998,455	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.69	%(i)(j)	5/15/2048	20,533
4,019,372	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.96	%(i)(j)	8/15/2048	49,163
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.79	%(i)	12/15/2048	382,727
1,780,000	KREF Ltd., Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.18%, 1.07% Floor)	6.52	%(a)	2/15/2039	1,762,236
2,532,000	LCCM Trust, Series 2017-LC26-C	4.71	%(a)	7/12/2050	2,077,566
2,370,264	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.84	%(a)(i)(j)	3/10/2049	38,291
11,971,732	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.96	%(a)(i)(j)	3/10/2050	204,095
2,200,000	MF1 Ltd., Series 2021-FL7-C (Secured Overnight Financing Rate 1 Month + 2.16%, 2.05% Floor)	7.50	%(a)	10/16/2036	2,109,213
2,538,000	MFT Trust, Series 2020-ABC-D	3.59	%(a)(i)	2/10/2042	1,035,063
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.62	%(i)	10/15/2047	93,540
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.64	%(i)	12/15/2047	237,184
2,489,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (Secured Overnight Financing Rate 1 Month + 2.96%, 4.34% Floor)	8.29	%(a)(b)	12/15/2036	522,690
2,284,679	MSCG Trust, Series 2018-SELF-F (Secured Overnight Financing Rate 1 Month + 3.10%, 3.05% Floor)	8.43	%(a)	10/15/2037	2,246,466
1,919,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (Secured Overnight Financing Rate 1 Month + 2.31%, 2.20% Floor)	7.65	%(a)	6/15/2035	881,805

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,183,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.62	%(a)(i)	1/15/2037	950,699
685,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.62	%(a)(i)	1/15/2037	511,445
639,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ3	3.62	%(a)(b)(i)	1/15/2037	420,653
1,500,000	One New York Plaza Trust, Series 2020-1NYP-C (Secured Overnight Financing Rate 1 Month + 2.31%, 2.20% Floor)	7.65	%(a)	1/15/2036	1,288,693
2,750,000	RLGH Trust, Series 2021-TROT-D (Secured Overnight Financing Rate 1 Month + 1.83%, 1.71% Floor)	7.16	%(a)	4/15/2036	2,616,193
2,874,000	Soho Trust, Series 2021-SOHO-B	2.79	%(a)(i)	8/10/2038	1,896,686
961,000	STWD Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 2.46%, 2.46% Floor)	7.80	%(a)	7/15/2038	882,846
1,097,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.84	%(i)	2/15/2051	881,696
12,703,715	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.97	%(i)(j)	2/15/2051	373,967
1,321,442	VMC Finance LLC, Series 2019-FL3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.65% Floor)	8.10	%(a)	9/15/2036	1,252,602
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		2/15/2048	80,666
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.22	%(i)	5/15/2048	357,048
9,365,056	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	1.03	%(i)(j)	9/15/2058	120,804
4,864,167	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.10	%(i)(j)	11/15/2048	73,452
1,766,190	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.20	%(i)(j)	5/15/2048	17,745
6,185,438	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.74	%(i)(j)	7/15/2058	49,065
1,857,552	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.73	%(i)(j)	3/15/2059	54,195
3,561,800	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.73	%(i)(j)	11/15/2049	116,285
13,362,689	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.09	%(i)(j)	7/15/2050	347,173
2,423,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41-C	4.64	%(i)	11/15/2050	1,868,246
1,909,528	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.54	%(i)(j)	1/15/2060	72,144
2,267,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	5.09	%(i)	9/15/2061	1,854,311
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (Secured Overnight Financing Rate 1 Month + 2.61%, 2.50% Floor)	7.95	%(a)	2/15/2040	900,714
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-E (Secured Overnight Financing Rate 1 Month + 3.76%, 3.65% Floor)	9.10	%(a)	2/15/2040	895,568
2,622,240	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.15	%(i)(j)	8/15/2047	17,801

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $112,464,183)					82,166,170

Non-Agency Residential Collateralized Mortgage Obligations—18.4%
2,825,330	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2A (Secured Overnight Financing Rate 1 Month + 0.29%, 0.18% Floor)	5.61%		1/25/2037	1,656,114
1,146,783	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2D (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.93%		1/25/2037	672,165

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	AMSR Trust, Series 2020-SFR4-E1	2.21	%(a)	11/17/2037	906,748
5,122,000	AMSR Trust, Series 2021-SFR3-G	3.80	%(a)	10/17/2038	4,321,544
7,938,935	APS Resecuritization Trust, Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	4.25	%(a)	10/27/2046	6,538,013
1,600,856	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2007-HE2-A4 (Secured Overnight Financing Rate 1 Month + 0.34%, 0.23% Floor)	5.66%		5/25/2037	1,088,615
1,017,114	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2-2A1	3.91	%(i)	7/25/2036	864,376
698,695	Bear Stearns ALT-A Trust, Series 2006-4-22A1	4.00	%(i)	8/25/2036	509,697
1,959,813	Chase Mortgage Finance Trust, Series 2007-S4-A4 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		6/25/2037	593,372
120,646	CHL Mortgage Pass-Through Trust, Series 2005-HYB9-3A2A	7.88	%(f)	2/20/2036	102,385
249,310	CHL Mortgage Pass-Through Trust, Series 2007-14-A15	6.50%		9/25/2037	134,889
4,882,222	CHL Mortgage Pass-Through Trust, Series 2007-14-A19	6.00%		9/25/2037	2,462,379
3,005,098	CHL Mortgage Pass-Through Trust, Series 2007-9-A13	5.75%		7/25/2037	1,462,966
362,463	CHL Mortgage Pass-Through Trust, Series 2007-HY1-1A1	3.83	%(i)	4/25/2037	328,436
609,698	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		5/25/2037	515,457
231,035	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		1/25/2036	156,256
528,500	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		8/25/2036	168,155
3,309,904	Countrywide Alternative Loan Trust, Series 2006-6CB-2A10	6.00%		5/25/2036	1,349,509
1,993,556	Countrywide Alternative Loan Trust, Series 2006-OA6-1A1A (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor)	5.85%		7/25/2046	1,617,796
290,729	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		7/25/2037	173,287
475,467	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		8/25/2037	220,060
417,272	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	174,887
163,956	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	87,949
271,799	CSAB Mortgage Backed Trust, Series 2006-2-A5A	6.58	%(e)	9/25/2036	86,038
643,617	CSMC Trust, Series 2011-12R-3A5	4.77	%(a)(i)	7/27/2036	623,640
7,700,000	CSMC Trust, Series 2020-RPL6-A2	3.37	%(a)(i)	3/25/2059	6,739,892
1,500,000	CSMC Trust, Series 2021-NQM6-B1	3.29	%(a)(i)	7/25/2066	770,035
176,927	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	%(i)	10/25/2036	138,960
102,627	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50	%(a)(i)	7/27/2037	79,804
6,452,000	FirstKey Homes Trust, Series 2021-SFR1-F1	3.24	%(a)	8/17/2038	5,587,749
8,000,000	FMC GMSR Issuer Trust, Series 2021-GT1-A	3.62	%(a)(i)	7/25/2026	6,578,966
500,000	GCAT Trust, Series 2019-NQM3-B1	3.95	%(a)(i)	11/25/2059	355,673

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,456,524	Home Partners of America Trust, Series 2019-2-F	3.87	%(a)	10/19/2039	5,454,966
730,816	Impac Secured Assets Trust, Series 2006-5-1A1C (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor, 11.50% Cap)	5.97%		2/25/2037	647,583
3,740,286	IndyMac INDX Mortgage Loan Trust, Series 2006-AR19-2A1	3.68	%(i)	8/25/2036	3,324,872
405,063	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		1/25/2036	186,405
297,235	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	3.87	%(i)	4/25/2037	238,771
3,300,000	Legacy Mortgage Asset Trust, Series 2021-GS1-A2	3.84	%(a)(e)	10/25/2066	2,577,805
108,520	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		2/25/2036	53,218
3,000,000	LoanDepot GMSR Master Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.80%, 2.80% Floor)	8.25	%(a)	10/16/2023	2,712,679
68,916	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	4.96	%(i)	4/25/2036	37,687
263,607	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		3/25/2037	97,866
547,693	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		8/25/2036	227,503
4,516,435	Morgan Stanley Mortgage Loan Trust, Series 2005-7-3A1	4.69	%(i)	11/25/2035	2,558,645
76,554	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	48,132
285,861	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.46	%(i)	2/25/2036	161,886
444,337	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75	%(i)	4/25/2037	209,827
7,545,308	Morgan Stanley Resecuritization Trust, Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	5.39	%(a)(b)	12/26/2046	6,743,649
1,256,232	New Century Home Equity Loan Trust, Series 2006-1-A2B (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor, 12.50% Cap)	5.79%		5/25/2036	1,226,953
2,697,109	New York Mortgage Trust, Series 2021-BPL1-A2	2.98	%(a)(e)	5/25/2026	2,672,340
9,774,483	NovaStar Mortgage Funding Trust, Series 2006-3-A2C (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor, 11.00% Cap)	5.75%		10/25/2036	5,153,472
394,054	PMT Credit Risk Transfer Trust, Series 2019-3R-A (Secured Overnight Financing Rate 30 Day Average + 3.81%, 2.70% Floor)	9.13	%(a)	10/27/2024	392,458
500,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	8.43	%(a)	3/25/2026	488,224
3,100,000	Progress Residential Trust, Series 2019-SFR4-F	3.68	%(a)	10/17/2036	2,986,099
1,100,000	Progress Residential Trust, Series 2021-SFR1-G	3.86	%(a)	4/17/2038	967,887
7,500,000	Progress Residential Trust, Series 2021-SFR2-F	3.40	%(a)	4/19/2038	6,557,973
8,100,000	Progress Residential Trust, Series 2021-SFR3-F	3.44	%(a)	5/17/2026	7,047,936
3,000,000	PRPM LLC, Series 2021-2-A2	3.77	%(a)(i)	3/25/2026	2,708,289
275,219	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		9/25/2036	214,306
1,497,685	Residential Asset Securitization Trust, Series 2005-A15-5A2	5.75%		2/25/2036	570,470
344,684	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		1/25/2046	143,006
2,677,912	Residential Funding Mortgage Securities Trust, Series 2006-S8-A10	6.00%		9/25/2036	1,940,507

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,750,000	Residential Mortgage Loan Trust, Series 2020-1-B1	3.95	%(a)(i)	1/26/2060	4,540,820
4,512,469	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (Secured Overnight Financing Rate 1 Month + 0.26%, 0.15% Floor)	5.58%		6/25/2037	2,985,044
1,116,000	Starwood Mortgage Residential Trust, Series 2019-INV1-B1	3.66	%(a)(i)	9/27/2049	934,191
539,698	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.38	%(i)	12/25/2035	479,281
7,725,727	Structured Asset Securities Corporation, Series 2007-OSI-A4 (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor)	5.63%		6/25/2037	4,925,012
5,283,464	Structured Asset Securities Corporation, Series 2007-RF1-1A (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.62	%(a)	3/25/2037	4,231,353
13,345,988	TBW Mortgage Backed Pass Through Trust, Series 2006-3-4A1 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 7.50% Cap)	5.83%		7/25/2036	1,205,235
13,346,075	TBW Mortgage Backed Pass Through Trust, Series 2006-3-4A3 (-1 x Secured Overnight Financing Rate 1 Month + 6.99%, 7.10% Cap)	1.67	%(j)(k)	7/25/2036	558,695
6,600,000	Toorak Mortgage Corporation Ltd., Series 2021-1-A2	3.10	%(a)(e)	6/25/2024	6,372,860
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-F	3.75	%(a)	3/17/2038	4,567,105
1,366,486	Velocity Commercial Capital Loan Trust, Series 2018-2-M2	4.51	%(a)(i)	10/26/2048	1,171,106
347,003	Velocity Commercial Capital Loan Trust, Series 2018-2-M3	4.72	%(a)(i)	10/26/2048	283,933
1,063,340	Velocity Commercial Capital Loan Trust, Series 2019-1-M5	5.70	%(a)(i)	3/25/2049	813,632
1,534,150	Velocity Commercial Capital Loan Trust, Series 2019-2-M4	3.99	%(a)(i)	7/25/2049	1,280,943
3,100,000	Verus Securitization Trust, Series 2019-INV3-B1	3.73	%(a)(i)	11/25/2059	2,420,444
2,600,000	Verus Securitization Trust, Series 2021-3-B1	3.20	%(a)(i)	6/25/2066	1,536,527
5,000,000	Verus Securitization Trust, Series 2021-7-B1	4.14	%(a)(i)	10/25/2066	3,174,771
3,000,000	Verus Securitization Trust, Series 2021-R2-B1	3.25	%(a)(i)	2/25/2064	1,995,310
510,766	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-2-4CB	6.00%		3/25/2036	469,346
775,575	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6-2A2	3.71	%(i)	6/25/2037	679,489
237,131	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	198,917
4,534,286	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2007-2-A4 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor)	6.03%		4/25/2037	3,034,819

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $194,949,238)					153,276,059

US Corporate Bonds—3.8%
425,000	Academy Ltd.	6.00	%(a)	11/15/2027	402,180
275,000	Acuris Finance, Inc.	5.00	%(a)	5/1/2028	226,542
30,000	Acushnet Company	7.38	%(a)	10/15/2028	30,262
260,000	AdaptHealth LLC	5.13	%(a)	3/1/2030	201,702
255,000	Advanced Drainage Systems, Inc.	6.38	%(a)	6/15/2030	245,204

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
130,000	Aethon United Finance Corporation	8.25	%(a)	2/15/2026	129,099
55,000	Air Methods Corporation	8.00	%(a)(g)	5/15/2025	412
185,000	Alliant Holdings Intermediate LLC	6.75	%(a)	10/15/2027	172,245
170,000	Allied Universal Holdco LLC	6.63	%(a)	7/15/2026	161,315
200,000	Allied Universal Holdco LLC	6.00	%(a)	6/1/2029	149,404
70,000	AMC Entertainment Holdings, Inc.	7.50	%(a)	2/15/2029	48,732
355,000	American Airlines, Inc.	5.75	%(a)	4/20/2029	330,461
100,000	American Axle & Manufacturing, Inc.	5.00%		10/1/2029	81,014
185,000	AmWINS Group, Inc.	4.88	%(a)	6/30/2029	162,344
239,000	Antero Midstream Partners LP	5.75	%(a)	3/1/2027	228,328
230,000	Antero Resources Corporation	5.38	%(a)	3/1/2030	212,031
145,000	Ashton Woods Finance Company	4.63	%(a)	4/1/2030	118,855
170,000	ASP Unifrax Holdings, Inc.	5.25	%(a)	9/30/2028	121,331
170,000	AssuredPartners, Inc.	5.63	%(a)	1/15/2029	147,380
230,000	Bausch & Lomb Escrow Corporation	8.38	%(a)	10/1/2028	230,971
100,000	Bausch Health Companies, Inc.	6.13	%(a)	2/1/2027	62,355
220,000	Bausch Health Companies, Inc.	4.88	%(a)	6/1/2028	125,482
78,000	Bausch Health Companies, Inc.	11.00	%(a)	9/30/2028	53,114
15,000	Bausch Health Companies, Inc.	14.00	%(a)	10/15/2030	8,930
250,000	BCPE Empire Holdings, Inc.	7.63	%(a)	5/1/2027	237,743
180,000	Beacon Roofing Supply, Inc.	6.50	%(a)	8/1/2030	174,632
25,000	Boxer Parent Company, Inc.	7.13	%(a)	10/2/2025	24,906
195,000	Builders FirstSource, Inc.	4.25	%(a)	2/1/2032	160,141
225,000	Caesars Entertainment, Inc.	4.63	%(a)	10/15/2029	190,853
15,000	Caesars Entertainment, Inc.	7.00	%(a)	2/15/2030	14,612
190,000	Callon Petroleum Company	7.50	%(a)	6/15/2030	184,462
210,000	Calpine Corporation	4.50	%(a)	2/15/2028	189,476
210,000	Calpine Corporation	4.63	%(a)	2/1/2029	176,141
340,000	Carnival Corporation	5.75	%(a)	3/1/2027	308,070
250,000	Carnival Corporation	9.88	%(a)	8/1/2027	261,173

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
130,000	Carnival Corporation	7.00	%(a)	8/15/2029	128,312
60,000	Castle US Holding Corporation	9.50	%(a)	2/15/2028	32,457
70,000	Catalent Pharma Solutions, Inc.	3.50	%(a)	4/1/2030	57,724
355,000	CCO Holdings LLC	4.75	%(a)	3/1/2030	298,447
295,000	CCO Holdings LLC	4.50	%(a)	8/15/2030	242,525
200,000	CCO Holdings LLC	4.75	%(a)	2/1/2032	160,223
180,000	CCO Holdings LLC	4.25	%(a)	1/15/2034	132,719
235,000	Cedar Fair LP	5.25%		7/15/2029	204,516
145,000	Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.	8.00	%(a)	6/15/2029	144,594
270,000	Chesapeake Energy Corporation	5.88	%(a)	2/1/2029	254,303
125,000	Civitas Resources, Inc.	8.38	%(a)	7/1/2028	127,344
140,000	Clarios Global LP	6.75	%(a)	5/15/2028	136,831
135,000	Clarivate Science Holdings Corporation	4.88	%(a)	7/1/2029	115,232
110,000	Clean Harbors, Inc.	5.13	%(a)	7/15/2029	101,324
60,000	Clear Channel Outdoor Holdings, Inc.	9.00	%(a)	9/15/2028	59,485
95,000	Clear Channel Outdoor Holdings, Inc.	7.50	%(a)	6/1/2029	72,785
305,000	Clearway Energy Operating LLC	4.75	%(a)	3/15/2028	273,103
205,000	CNX Midstream Partners LP	4.75	%(a)	4/15/2030	170,891
185,000	CNX Resources Corporation	6.00	%(a)	1/15/2029	173,042
105,000	CommScope Technologies LLC	5.00	%(a)	3/15/2027	59,760
135,000	CommScope, Inc.	4.75	%(a)	9/1/2029	99,476
140,000	Community Health Systems, Inc.	6.00	%(a)	1/15/2029	113,213
200,000	Community Health Systems, Inc.	4.75	%(a)	2/15/2031	141,820
140,000	Consolidated Communications, Inc.	5.00	%(a)	10/1/2028	104,142
120,000	Cornerstone Building Brands, Inc.	6.13	%(a)	1/15/2029	91,113
285,000	Coty, Inc.	5.00	%(a)	4/15/2026	274,093
95,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC	6.63	%(a)	7/15/2030	92,860
470,000	CQP Holdco LP	5.50	%(a)	6/15/2031	417,126
230,000	CSC Holdings LLC	6.50	%(a)	2/1/2029	190,806
245,000	CSC Holdings LLC	5.75	%(a)	1/15/2030	137,633

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
180,000	CSI Compressco LP	7.50	%(a)	4/1/2025	175,255
115,000	CVR Nitrogen Finance Corporation	6.13	%(a)	6/15/2028	103,470
100,000	Dana, Inc.	5.38%		11/15/2027	92,629
65,000	Dana, Inc.	4.25%		9/1/2030	52,247
85,000	Dealer Tire LLC	8.00	%(a)	2/1/2028	79,790
165,000	DirectTV Financing LLC	5.88	%(a)	8/15/2027	146,099
60,000	DISH DBS Corporation	5.88%		11/15/2024	55,943
200,000	DISH DBS Corporation	5.75	%(a)	12/1/2028	154,125
110,000	DISH DBS Corporation	5.13%		6/1/2029	61,146
140,000	Dornoch Debt Merger Sub, Inc.	6.63	%(a)	10/15/2029	115,908
250,000	Dun & Bradstreet Corporation	5.00	%(a)	12/15/2029	215,842
115,000	Embarq Corporation	8.00%		6/1/2036	64,964
95,000	Endo Luxembourg Finance Company SARL	6.13	%(a)	4/1/2029	67,634
85,000	Energizer Holdings, Inc.	6.50	%(a)	12/31/2027	80,102
155,000	EQM Midstream Partners LP	4.75	%(a)	1/15/2031	133,594
80,000	EverArc Escrow SARL	5.00	%(a)	10/30/2029	64,207
180,000	Ferrellgas LP	5.38	%(a)	4/1/2026	168,917
185,000	Fertitta Entertainment LLC	6.75	%(a)	1/15/2030	151,015
630,000	Ford Motor Company	3.25%		2/12/2032	486,135
200,000	Ford Motor Credit Company LLC	4.39%		1/8/2026	188,980
200,000	Ford Motor Credit Company LLC	4.95%		5/28/2027	187,955
260,000	Ford Motor Credit Company LLC	3.63%		6/17/2031	210,365
200,000	Fortrea Holdings, Inc.	7.50	%(a)	7/1/2030	194,853
170,000	Fortress Transportation and Infrastructure Investors LLC	5.50	%(a)	5/1/2028	154,305
165,000	Frontier Communications Holdings LLC	5.00	%(a)	5/1/2028	141,086
83,218	Frontier Communications Holdings LLC	5.88%		11/1/2029	60,870
70,000	Full House Resorts, Inc.	8.25	%(a)	2/15/2028	61,342
165,000	Gap, Inc.	3.88	%(a)	10/1/2031	116,125
320,000	Global Access, Inc.	5.00	%(a)	7/15/2029	275,802
190,000	Goodyear Tire & Rubber Company	5.25%		7/15/2031	157,403

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
80,000	GrafTech Finance, Inc.	4.63	%(a)	12/15/2028	61,942
210,000	Griffon Corporation	5.75%		3/1/2028	190,862
112,043	Gulfport Energy Corporation	8.00	%(a)	5/17/2026	112,282
315,000	Helios Software Holdings, Inc.	4.63	%(a)	5/1/2028	271,905
70,000	Hertz Corporation	5.00	%(a)	12/1/2029	54,901
365,000	Hess Midstream Operations LP	4.25	%(a)	2/15/2030	308,209
450,000	Hess Midstream Operations LP	5.50	%(a)	10/15/2030	409,403
130,000	H-Food Holdings LLC	8.50	%(a)	6/1/2026	32,655
110,000	Hightower Holding LLC	6.75	%(a)	4/15/2029	94,581
195,000	Hilcorp Energy LP	6.25	%(a)	11/1/2028	183,050
100,000	HUB International Ltd.	7.25	%(a)	6/15/2030	99,926
180,000	Icahn Enterprises LP	5.25%		5/15/2027	158,428
55,000	iHeartCommunications, Inc.	8.38%		5/1/2027	39,531
140,000	II-VI, Inc.	5.00	%(a)	12/15/2029	121,577
165,000	Illuminate Buyer LLC	9.00	%(a)	7/1/2028	156,036
335,000	Installed Building Products, Inc.	5.75	%(a)	2/1/2028	308,782
195,000	Iron Mountain, Inc.	7.00	%(a)	2/15/2029	190,894
115,000	Iron Mountain, Inc.	4.50	%(a)	2/15/2031	94,714
120,000	JELD-WEN, Inc.	4.88	%(a)	12/15/2027	106,015
200,000	Leeward Renewable Energy Operations LLC	4.25	%(a)	7/1/2029	164,632
145,000	Legacy LifePoint Health LLC	4.38	%(a)	2/15/2027	124,877
220,000	Legends Hospitality Holding Company LLC	5.00	%(a)	2/1/2026	215,845
115,000	Level 3 Financing, Inc.	3.75	%(a)	7/15/2029	64,441
135,000	Level 3 Financing, Inc.	10.50	%(a)	5/15/2030	136,010
150,000	LFS Topco LLC	5.88	%(a)	10/15/2026	128,710
75,000	LifePoint Health, Inc.	5.38	%(a)	1/15/2029	52,463
55,000	Lions Gate Capital Holdings LLC	5.50	%(a)	4/15/2029	36,343
195,000	LSF9 Atlantis Holdings LLC	7.75	%(a)	2/15/2026	177,353
95,000	Lumen Technologies, Inc.	4.00	%(a)	2/15/2027	62,683
285,000	M/I Homes, Inc.	4.95%		2/1/2028	257,204

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
90,000	Macy’s Retail Holdings LLC	5.88	%(a)	4/1/2029	78,889
160,000	Madison IAQ LLC	4.13	%(a)	6/30/2028	138,266
160,000	Madison IAQ LLC	5.88	%(a)	6/30/2029	129,037
200,000	McGraw-Hill Education, Inc.	5.75	%(a)	8/1/2028	172,812
305,000	Medline Borrower LP	5.25	%(a)	10/1/2029	263,979
200,000	Metis Merger Sub LLC	6.50	%(a)	5/15/2029	169,187
150,000	Michaels Companies, Inc.	5.25	%(a)	5/1/2028	119,968
130,000	Michaels Companies, Inc.	7.88	%(a)	5/1/2029	85,050
160,000	Midwest Gaming Borrower LLC	4.88	%(a)	5/1/2029	136,410
180,000	Minerva Merger Sub, Inc.	6.50	%(a)	2/15/2030	150,776
230,000	ModivCare Escrow Issuer, Inc.	5.00	%(a)	10/1/2029	165,411
60,000	Moss Creek Resources Holdings, Inc.	7.50	%(a)	1/15/2026	58,190
225,000	Murphy Oil USA, Inc.	4.75%		9/15/2029	203,130
170,000	Nabors Industries Ltd.	7.25	%(a)	1/15/2026	164,458
275,000	Nationstar Mortgage Holdings, Inc.	5.75	%(a)	11/15/2031	227,866
150,000	Navient Corporation	5.00%		3/15/2027	134,987
255,000	NCL Corporation Ltd.	5.88	%(a)	3/15/2026	235,723
155,000	NCL Corporation Ltd.	8.38	%(a)	2/1/2028	157,366
85,000	News Corporation	5.13	%(a)	2/15/2032	74,355
200,000	NGL Energy Operating LLC	7.50	%(a)	2/1/2026	197,982
70,000	NGL Energy Partners LP	7.50%		4/15/2026	67,725
300,000	NRG Energy, Inc.	3.63	%(a)	2/15/2031	227,937
160,000	Oasis Petroleum, Inc.	6.38	%(a)	6/1/2026	157,042
60,000	OneMain Finance Corporation	7.13%		3/15/2026	58,824
220,000	OneMain Finance Corporation	6.63%		1/15/2028	203,244
200,000	Organon & Company	5.13	%(a)	4/30/2031	160,549
225,000	Owens & Minor, Inc.	6.63	%(a)	4/1/2030	199,953
170,000	Pactiv Evergreen Group Issuer LLC	4.38	%(a)	10/15/2028	147,687
200,000	Park Intermediate Holdings LLC	4.88	%(a)	5/15/2029	169,431
80,000	PBF Holding Company LLC	6.00%		2/15/2028	75,527

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
40,000	PECF USS Intermediate Holding Corporation	8.00	%(a)	11/15/2029	21,756
75,000	Penn National Gaming, Inc.	4.13	%(a)	7/1/2029	61,380
255,000	PennyMac Financial Services, Inc.	4.25	%(a)	2/15/2029	206,556
180,000	Performance Food Group, Inc.	4.25	%(a)	8/1/2029	155,712
190,000	Permian Resources Operating LLC	7.00	%(a)	1/15/2032	187,576
250,000	PetSmart, Inc.	7.75	%(a)	2/15/2029	233,246
175,000	Pike Corporation	5.50	%(a)	9/1/2028	153,277
105,000	Post Holdings, Inc.	5.50	%(a)	12/15/2029	95,308
72,000	Post Holdings, Inc.	4.63	%(a)	4/15/2030	61,744
130,000	Premier Entertainment Sub LLC	5.63	%(a)	9/1/2029	100,255
95,000	Prime Security Services Borrower LLC	6.25	%(a)	1/15/2028	88,095
70,000	Radiate Holdco LLC	4.50	%(a)	9/15/2026	53,285
55,000	Radiology Partners, Inc.	9.25	%(a)	2/1/2028	21,807
125,000	Realogy Group LLC	5.25	%(a)	4/15/2030	86,950
100,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.	9.75	%(a)	12/1/2026	96,953
90,000	Rent-A-Center, Inc.	6.38	%(a)	2/15/2029	79,975
165,000	Roller Bearing Company of America, Inc.	4.38	%(a)	10/15/2029	142,133
255,000	Royal Caribbean Cruises Ltd.	5.50	%(a)	8/31/2026	240,915
40,000	Royal Caribbean Cruises Ltd.	7.25	%(a)	1/15/2030	39,690
110,000	RP Escrow Issuer LLC	5.25	%(a)	12/15/2025	79,962
165,000	Schweitzer-Mauduit International, Inc.	6.88	%(a)	10/1/2026	150,762
220,000	Scientific Games Holdings LP	6.63	%(a)	3/1/2030	190,038
220,000	Scientific Games International, Inc.	7.25	%(a)	11/15/2029	215,842
100,000	Scripps Escrow, Inc.	3.88	%(a)	1/15/2029	75,314
40,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corporation	7.88	%(a)	11/1/2028	40,125
215,000	Southwestern Energy Company	4.75%		2/1/2032	184,764
175,000	Spectrum Brands, Inc.	5.00	%(a)	10/1/2029	158,775
110,000	SRS Distribution, Inc.	4.63	%(a)	7/1/2028	95,175
250,000	Standard Industries, Inc.	4.38	%(a)	7/15/2030	207,311
95,000	Staples, Inc.	7.50	%(a)	4/15/2026	78,272

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
50,000	Staples, Inc.	10.75	%(a)	4/15/2027	29,426
145,000	Station Casinos LLC	4.63	%(a)	12/1/2031	116,143
195,000	Suburban Propane Partners LP	5.00	%(a)	6/1/2031	163,015
240,000	SunCoke Energy, Inc.	4.88	%(a)	6/30/2029	204,230
115,000	Sunoco LP	6.00%		4/15/2027	111,581
100,000	Sunoco LP	4.50%		5/15/2029	87,879
90,000	SWF Escrow Issuer Corporation	6.50	%(a)	10/1/2029	57,690
80,000	Tenet Healthcare Corporation	6.25%		2/1/2027	77,485
85,000	Tenet Healthcare Corporation	6.13%		10/1/2028	79,873
250,000	Tenet Healthcare Corporation	6.13%		6/15/2030	234,700
275,000	Townsquare Media, Inc.	6.88	%(a)	2/1/2026	260,040
285,000	TransDigm, Inc.	5.50%		11/15/2027	267,143
198,750	Transocean Poseidon Ltd.	6.88	%(a)	2/1/2027	195,882
115,000	Trident TPI Holdings, Inc.	12.75	%(a)	12/31/2028	120,319
105,000	Triton Water Holdings, Inc.	6.25	%(a)	4/1/2029	85,961
225,000	United Airlines, Inc.	4.63	%(a)	4/15/2029	193,630
140,000	United Natural Foods, Inc.	6.75	%(a)	10/15/2028	106,911
85,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	10.50	%(a)	2/15/2028	83,336
160,000	Univision Communications, Inc.	4.50	%(a)	5/1/2029	130,449
195,000	US Foods, Inc.	7.25	%(a)	1/15/2032	195,047
155,000	Venture Global LNG, Inc.	8.13	%(a)	6/1/2028	153,585
100,000	Venture Global LNG, Inc.	8.38	%(a)	6/1/2031	98,404
135,000	Victoria’s Secret Company	4.63	%(a)	7/15/2029	98,034
230,000	Viking Cruises Ltd.	5.88	%(a)	9/15/2027	210,158
195,000	Viking Cruises Ltd.	9.13	%(a)	7/15/2031	195,289
50,000	Virtusa Corporation	7.13	%(a)	12/15/2028	40,438
115,000	Vistra Operations Company LLC	7.75	%(a)	10/15/2031	113,391
100,000	VT Topco, Inc.	8.50	%(a)	8/15/2030	99,156
230,000	WASH Multifamily Acquisition, Inc.	5.75	%(a)	4/15/2026	215,027
120,000	Weatherford International Ltd.	6.50	%(a)	9/15/2028	120,130

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

240,000	Weatherford International Ltd.	8.63	%(a)	4/30/2030	242,050
70,000	Wheel Pros, Inc.	6.50	%(a)	5/15/2029	23,538
190,000	WR Grace Holdings LLC	5.63	%(a)	8/15/2029	153,875
380,000	XHR LP	4.88	%(a)	6/1/2029	323,409
215,000	XPO, Inc.	7.13	%(a)	6/1/2031	211,999

Total US Corporate Bonds (Cost $36,661,206)					32,048,100

US Government and Agency Mortgage Backed Obligations—9.0%
7,643,176	Federal Home Loan Mortgage Corporation Pass-Thru, Series KF89-AS (Secured Overnight Financing Rate 30 Day Average + 0.37%)	5.68%		9/25/2030	7,533,815
592,090	Federal Home Loan Mortgage Corporation REMICS, Series 3926-HS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.34%, 6.45% Cap)	1.02	%(j)(k)	9/15/2041	54,131
219,562	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		2/15/2044	198,262
13,542,385	Federal Home Loan Mortgage Corporation REMICS, Series 4851-PF (Secured Overnight Financing Rate 30 Day Average + 0.51%, 0.40% Floor, 6.50% Cap)	5.83%		8/15/2057	12,877,386
2,007,884	Federal Home Loan Mortgage Corporation REMICS, Series 4942-FB (Secured Overnight Financing Rate 30 Day Average + 0.61%, 0.50% Floor, 6.00% Cap)	5.93%		4/15/2040	1,941,062
11,697,336	Federal Home Loan Mortgage Corporation REMICS, Series 4944-F (Secured Overnight Financing Rate 30 Day Average + 0.56%, 0.45% Floor, 6.50% Cap)	5.88%		1/25/2050	11,389,816
1,498,657	Federal Home Loan Mortgage Corporation REMICS, Series 4981-GF (Secured Overnight Financing Rate 30 Day Average + 0.51%, 0.40% Floor, 6.50% Cap)	5.83%		6/25/2050	1,440,027
11,004,235	Federal Home Loan Mortgage Corporation REMICS, Series 5142-QI	3.00	%(j)	9/25/2051	1,815,608
6,445,578	Federal National Mortgage Association REMICS, Series 2013-12-FT (Secured Overnight Financing Rate 30 Day Average + 0.46%, 0.35% Floor, 6.50% Cap)	5.78%		2/25/2043	6,207,063
8,307,562	Federal National Mortgage Association REMICS, Series 2017-11-SK (-1 x Secured Overnight Financing Rate 30 Day Average + 5.94%, 6.05% Cap)	0.62	%(j)(k)	3/25/2047	734,432
4,353,551	Federal National Mortgage Association REMICS, Series 2018-86-MF (Secured Overnight Financing Rate 30 Day Average + 0.41%, 0.30% Floor, 6.50% Cap)	5.73%		12/25/2048	4,231,324
7,967,982	Federal National Mortgage Association REMICS, Series 2020-54-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.72	%(j)(k)	8/25/2050	808,377
9,171,876	Federal National Mortgage Association REMICS, Series 2021-32-AI	3.00	%(j)	5/25/2046	1,061,118
5,405,248	Federal National Mortgage Association REMICS, Series 2022-43-FA (Secured Overnight Financing Rate 30 Day Average + 0.55%, 0.55% Floor, 6.00% Cap)	5.86%		7/25/2052	5,129,470
21,085,890	Federal National Mortgage Association, Series 2019-M7-X	0.44	%(i)(j)	4/25/2029	276,763
22,002,265	Federal National Mortgage Association, Series 2021-M8-X	0.33	%(i)(j)	11/25/2035	443,748
639,609	FREMF Mortgage Trust, Series 2016-KF18-B (Secured Overnight Financing Rate 30 Day Average + 5.61%, 5.50% Floor)	10.93	%(a)	5/25/2026	613,196
372,621	FREMF Mortgage Trust, Series 2017-KF27-B (Secured Overnight Financing Rate 30 Day Average + 4.46%, 4.35% Floor)	9.78	%(a)	12/25/2026	367,042
700,066	FREMF Mortgage Trust, Series 2017-KF30-B (Secured Overnight Financing Rate 30 Day Average + 3.36%, 3.25% Floor)	8.68	%(a)	3/25/2027	683,168
1,479,905	FREMF Mortgage Trust, Series 2017-KF34-B (Secured Overnight Financing Rate 30 Day Average + 2.81%, 2.55% Floor)	8.13	%(a)	8/25/2024	1,462,381
392,798	FREMF Mortgage Trust, Series 2018-KF44-B (Secured Overnight Financing Rate 30 Day Average + 2.26%, 2.15% Floor)	7.58	%(a)	2/25/2025	383,625
2,246,470	FREMF Mortgage Trust, Series 2019-KF71-C (Secured Overnight Financing Rate 30 Day Average + 6.11%, 6.00% Floor)	11.43	%(a)	10/25/2029	2,138,030

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
22,949,101	Government National Mortgage Association, Series 2013-155-IB	0.18	%(i)(j)	9/16/2053	122,440
7,742,075	Government National Mortgage Association, Series 2019-128-KS (-1 x Secured Overnight Financing Rate 1 Month + 2.74%, 2.85% Cap)	0.00	%(j)(k)	10/20/2049	38,093
6,905,167	Government National Mortgage Association, Series 2020-104-SB (-1 x Secured Overnight Financing Rate 1 Month + 6.04%, 6.15% Cap)	0.71	%(j)(k)	7/20/2050	686,055
20,140,425	Government National Mortgage Association, Series 2020-115-SA (-1 x Secured Overnight Financing Rate 1 Month + 4.09%, 4.20% Cap)	0.00	%(j)(k)	8/20/2050	465,602
14,853,302	Government National Mortgage Association, Series 2020-115-YS (-1 x Secured Overnight Financing Rate 1 Month + 4.09%, 4.20% Cap)	0.00	%(j)(k)	8/20/2050	332,114
30,742,872	Government National Mortgage Association, Series 2020-129-SA (-1 x Secured Overnight Financing Rate 1 Month + 3.64%, 3.75% Cap)	0.00	%(j)(k)	9/20/2050	332,158
36,764,828	Government National Mortgage Association, Series 2020-146-IJ	2.50	%(j)	10/20/2050	4,404,360
14,570,540	Government National Mortgage Association, Series 2020-189-SU (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.86	%(j)(k)	12/20/2050	1,603,587
12,209,864	Government National Mortgage Association, Series 2021-193-DS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	0.00	%(j)(k)	11/20/2051	50,735
8,227,060	Government National Mortgage Association, Series 2021-1-SH (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.86	%(j)(k)	1/20/2051	848,731
27,577,583	Government National Mortgage Association, Series 2021-35-IO	1.03	%(i)(j)	12/16/2062	1,945,110
24,699,242	Government National Mortgage Association, Series 2023-15-IO	0.92	%(i)(j)	8/16/2064	1,820,850
836,554	Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2021-Q015-B (Secured Overnight Financing Rate 30 Day Average + 2.85%)	8.16	%(a)	8/25/2024	835,745

Total US Government and Agency Mortgage Backed Obligations (Cost $89,820,980)					75,275,424

US Government and Agency Obligations—2.3%
15,000,000	United States Treasury Notes	3.13%		8/15/2025	14,473,242
5,000,000	United States Treasury Notes	3.13%		8/31/2027	4,719,727

Total US Government and Agency Obligations (Cost $19,449,999)					19,192,969

Common Stocks—0.0% (n)
1,098	Bright Bidco B.V. (b)(l)				714
9,228	Flame Aggregator—Class R (b)(l)				50,846
917	Flame Aggregator—Class U (b)(l)				5,053
3,561	Intelsat Emergence S.A. (b)(l)				81,013

Total Common Stocks (Cost $395,053)					137,626

Escrow Notes—0.0% (n)
380,000	GCB Intelsat Jackson (b)(l)				—
400,000	Gulfport Energy Corporation (l)				752

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Total Escrow Notes (Cost $-)					752

Rights—0.0% (n)
372	Intelsat Jackson Holdings Ltd.—Series A (b)(l)				2,976
372	Intelsat Jackson Holdings Ltd.—Series B (b)(l)				2,604

Total Rights (Cost $-)					5,580

Warrants—0.0% (n)
3,500	Avation PLC, Expiration 10/21/2026, Strike Price GBP 0.54 (l)				2,135

Total Warrants (Cost $-)					2,135

Short Term Investments—16.8%
7,076,092	First American Government Obligations Fund—Class U	5.28	%(m)		7,076,092
7,076,092	JP Morgan U.S. Government Money Market Fund—Institutional Share Class	5.27	%(m)		7,076,092
7,076,092	Morgan Stanley Institutional Liquidity Funds Government Portfolio—Institutional Share Class	5.27	%(m)		7,076,092
5,000,000	United States Treasury Bills	0.00%		11/2/2023	4,977,246
100,000,000	United States Treasury Bills	0.00%		11/9/2023	99,441,611
15,000,000	United States Treasury Bills	0.00%		12/12/2023	14,843,061

Total Short Term Investments (Cost $140,480,062)					140,490,194

Total Investments—100.4% (Cost $967,513,294)					838,543,630
Liabilities in Excess of Other Assets—(0.4)%					(3,391,038)

NET ASSETS—100.0%					$835,152,592

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	20.0%
Non-Agency Residential Collateralized Mortgage Obligations	18.4%
Short Term Investments	16.8%
Non-Agency Commercial Mortgage Backed Obligations	9.8%
Bank Loans	9.4%
US Government and Agency Mortgage Backed Obligations	9.0%
Asset Backed Obligations	5.0%
Foreign Corporate Bonds	4.7%
US Corporate Bonds	3.8%
US Government and Agency Obligations	2.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.2%
Common Stocks	0.0	%(n)
Rights	0.0	%(n)
Warrants	0.0	%(n)
Escrow Notes	0.0	%(n)
Other Assets and Liabilities	(0.4)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	20.0%
Non-Agency Residential Collateralized Mortgage Obligations	18.4%
Short Term Investments	16.8%
Non-Agency Commercial Mortgage Backed Obligations	9.8%
US Government and Agency Mortgage Backed Obligations	9.0%
Asset Backed Obligations	5.0%
US Government and Agency Obligations	2.3%
Utilities	1.5%
Healthcare	1.4%
Energy	1.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.2%
Banking	1.0%
Electronics/Electric	1.0%
Business Equipment and Services	1.0%
Media	0.9%
Transportation	0.8%
Telecommunications	0.7%
Retailers (other than Food/Drug)	0.7%
Hotels/Motels/Inns and Casinos	0.6%
Chemicals/Plastics	0.6%
Aerospace & Defense	0.5%
Insurance	0.5%
Leisure	0.4%
Industrial Equipment	0.4%
Mining	0.4%
Automotive	0.4%
Food Service	0.4%
Pharmaceuticals	0.4%
Consumer Products	0.3%
Containers and Glass Products	0.3%
Commercial Services	0.3%
Technology	0.3%
Construction	0.3%
Financial Intermediaries	0.3%
Building and Development (including Steel/Metals)	0.3%
Food Products	0.2%
Finance	0.2%
Chemical Products	0.1%
Cosmetics/Toiletries	0.1%
Real Estate	0.1%
Beverage and Tobacco	0.1%
Diversified Manufacturing	0.1%
Environmental Control	0.0	%(n)
Pulp & Paper	0.0	%(n)
Other Assets and Liabilities	-0.4%

	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Value determined using significant unobservable inputs.
(c)	Principal only security
(d)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(f)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(g)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(h)	Perpetual maturity. The date disclosed is the next call date of the security.
(i)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(j)	Interest only security
(k)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)	Non-income producing security
(m)	Seven-day yield as of period end
(n)	Represents less than 0.05% of net assets

GBP British Pound

PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DoubleLine Funds Trust

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date December 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date December 1, 2023

By (Signature and Title)	/s/ Henry V. Chase
Henry V. Chase, Treasurer and
Principal Financial and Accounting Officer

Date December 1, 2023

4